UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

F. Scott Thomas, Esq.

c/o TIAA-CREF

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2015

Item 1. Reports to Stockholders.

2015 Annual Report

College Retirement
Equities Fund

December 31, 2015

Understanding your CREF report

This annual report contains information about the eight CREF accounts and describes the accounts’ results for the twelve months ended December 31, 2015. The report contains three main sections:

•	The account performance section compares each account’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each account had investments as of December 31, 2015.
•	The financial statements provide detailed information about the operations and financial condition of each account.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the CREF accounts vary from account to account; to see the risks of investing in an individual account, please refer to the latest CREF prospectus.

New share classes added

Beginning April 24, 2015, each CREF account expanded into three classes. Previously, the CREF accounts had a single class structure, which means that each CREF account had the same expense ratio across employer-sponsored and individual plans/products of all sizes. To better align CREF’s pricing structure with the costs of serving a wide range of clients and participants, multiple classes were created. The classes are designated as R1, R2 and R3 for each CREF account. Eligibility for each class was based either upon the amount of aggregate retirement plan assets a participant’s institution has invested in all CREF accounts or, for participant assets not associated with a retirement plan, the type of product through which the CREF assets are held.

After multi-classing, expense ratios experienced by participants invested in a particular account will vary depending on the class in which they are invested. While an account’s administrative and distribution expenses and total expense ratios will vary among classes, each account’s advisory expenses and mortality and expense risk charges will be the same across all classes. Additionally, the investment objective, strategy and risk profile for each account will remain the same, and CREF will continue to be provided on an at-cost basis, with each class paying for its related costs.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 877 518-9161. We urge you to read the prospectus carefully before investing.

2	2015 Annual Report ■ College Retirement Equities Fund

Information for CREF participants

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each account in their annual and semiannual reports, instead of providing complete portfolio listings. CREF also files complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of CREF’s portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of CREF’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s web-site at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the accounts voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 842-2252.

Account management

The CREF accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day investment management of the accounts.

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About the accounts’ benchmarks

CREF Stock Account

The account’s composite benchmark is a weighted average of two indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market, and the MSCI All Country World ex USA Investable Market Index, which measures the performance of large- , mid- and small-cap stocks in 45 developed and emerging market nations throughout the world, excluding the United States.

CREF Global Equities Account

The account’s benchmark is the MSCI World Index, an aggregate of 23 country indexes in developed market nations, including the United States.

CREF Growth Account

The account’s benchmark is the Russell 1000® Growth Index, a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

CREF Equity Index Account

The account’s benchmark is the Russell 3000 Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

CREF Bond Market Account

The account’s benchmark is the Barclays U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

CREF Inflation-Linked Bond Account

The account’s benchmark is the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), which measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

4	2015 Annual Report ■ College Retirement Equities Fund

About the accounts’ benchmarks

CREF Social Choice Account

The account’s composite benchmark is a weighted average of three indexes: the Russell 3000 Index, which measures the performance of the broad U.S. stock market; the Barclays U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade, fixed-rate bond market; and the MSCI EAFE+Canada Index, which measures stock performance in 22 developed market nations, excluding the United States.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000 and Russell 3000 are trademarks and service marks of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. EAFE stands for Europe, Australasia, Far East.

College Retirement Equities Fund ■ 2015 Annual Report	5

Important information about expenses

All participants in the CREF accounts incur ongoing costs, including management fees and other account expenses.

The expense examples for each Class that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) and do not reflect transactional costs incurred by the account for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Participants in the CREF accounts do not incur a sales charge for purchases or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2015–December 31, 2015).

Actual expenses

The first section in each table uses the account’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second section in the table shows hypothetical account values and expenses based on the account’s actual expense ratio for each Class for the six-month period and an assumed 5% per year rate of return before expenses. This was not the account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the account with the costs of other accounts. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

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CREF Stock Account

Performance for the twelve months ended December 31, 2015

The CREF Stock Account returned –1.10% for the year, compared with the –1.02% return of its composite benchmark, a weighted average of the Russell 3000® Index and the MSCI All Country World ex USA Investable Market Index. (All returns for the account are for Class R1.)

U.S. stocks, as measured by the Russell 3000 Index, rose 0.48% in 2015, marking the seventh straight year of positive performance. Foreign equities fell amid concerns about Greece’s debt problems and slowing growth in China. The MSCI All Country World ex USA Investable Market Index, which measures the performance of large- and mid-cap stocks in 45 developed and emerging market countries outside the United States, returned –4.60% in U.S. dollars but rose 2.90% in local currency.

Market performance varied significantly across countries. Canadian stocks fell in both local and U.S. dollar terms as reduced demand for energy exports hurt the region. U.S. dollar strength was a headwind for equity shares in Korea and the eurozone, which declined when converted to U.S. dollar returns. Japan achieved double-digit gains in both local and U.S. currency.

Stock choices trim results

In 2015, the account modestly trailed its benchmark. The largest detractor was an underweight position in Microsoft, which rose on customer demand for new devices, including the popular Surface tablet, and for the company’s cloud computing services. Next in line were underweights in McDonald’s and General Electric, which advanced on strong earnings.

Conversely, an underweight position in poorly performing energy company Kinder Morgan contributed most to relative performance. Overweight positions in wireless communications company T-Mobile and auto parts maker Delphi Automotive were next in line as both stocks produced double-digit returns.

The account’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the account’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the account’s accumulation unit value (AUV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the account’s benchmark. These changes are, however, taken into account to value the account’s portfolio holdings at the time the account’s AUV is calculated; these are known as fair value pricing adjustments.

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CREF Stock Account

Performance as of December 31, 2015

		Total		Average annual
		return		total return
CREF Stock Account	Inception date	1 year		5 years		10 years
Class R1	7/31/1952	–1.10%		8.44%		5.75%
Class R2	4/24/2015	–0.90	*	8.49	*	5.78	*
Class R3	4/24/2015	–0.84	*	8.50	*	5.78	*
CREF Stock Composite Benchmark†	—	–1.02		8.88		5.96
Broad market index
Russell 3000® Index	—	0.48		12.18		7.35

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
†	On December 31, 2015, the CREF Stock Composite Benchmark consisted of: 70.0% Russell 3000 Index and 30.0% MSCI All Country World ex USA Investable Market Index. The account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

$10,000 over 10 years (Class R1)

For the purpose of comparison, the graph also shows the change in the value of the account’s composite benchmark and of a broad market index during the same period. The performance of other Classes varies due to differences in expense charges.

8	2015 Annual Report ■ College Retirement Equities Fund

CREF Stock Account

Expense example

Six months ended December 31, 2015

	Beginning	Ending	Expenses paid
	account value	account value	during period
CREF Stock Account	(7/1/15)	(12/31/15)	(7/1/15–12/31/15	)‡
Actual return
Class R1	$1,000.00	$956.63	$3.95
Class R2	1,000.00	958.13	2.42
Class R3	1,000.00	958.64	1.88
5% annual hypothetical return
Class R1	1,000.00	1,021.17	4.08
Class R2	1,000.00	1,022.74	2.50
Class R3	1,000.00	1,023.29	1.94

‡	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2015. The account’s annualized six-month expense ratios for that period were 0.80% for Class R1, 0.49% for Class R2 and 0.38% for Class R3.

For more information about this expense example, please see page 6.

Actual expenses

Net expense ratio for the one-year
period ended 12/31/2015
Class R1	0.57%
Class R2§	0.48%
Class R3§	0.38%

§	Expenses for Classes R2 and R3 are annualized from the Class’ commencement of April 24, 2015.

Portfolio composition

% of net assets
Sector	as of 12/31/2015
Financials	19.5
Information technology	17.0
Consumer discretionary	14.5
Health care	13.0
Industrials	10.9
Consumer staples	8.8
Energy	5.6
Materials	4.3
Utilities	3.0
Telecommunication services	2.8
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Holdings by company size

% of equity investments
Market capitalization	as of 12/31/2015
More than $50 billion	41.9
More than $15 billion–$50 billion	24.1
More than $2 billion–$15 billion	26.5
$2 billion or less	7.5
Total	100.0

Holdings by country

% of portfolio investments
as of 12/31/2015
United States	65.2
Japan	5.1
United Kingdom	4.3
France	2.1
Switzerland	1.9
Germany	1.8
Canada	1.7
China	1.7
60 other nations	11.9
Short-term investments	4.3
Total	100.0

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CREF Global Equities Account

Performance for the twelve months ended December 31, 2015

The CREF Global Equities Account returned –0.60% for the year, compared with the –0.87% return of its benchmark, the MSCI World Index. (All returns for the account are for Class R1.)

Global stocks, as measured by the MSCI World Index, fell in 2015 as markets rose late in the period, but couldn’t overcome earlier losses amid concerns about Greece’s debt problems and slowing growth in China. U.S. dollar strength was also a headwind as the World index actually rose 2.08% in local currency terms.

Market performance varied significantly across countries. Canadian stocks fell in both local and U.S. dollar terms as reduced demand for energy exports hurt the Canadian economy. U.S. dollar strength was a headwind for index shares in the eurozone, which declined when converted to U.S. dollar returns. U.S. stocks, which comprised more than half of the benchmark’s total market capitalization at period-end, advanced modestly. Japan achieved nearly double-digit gains in both local and U.S. currencies.

Stock choices lift relative returns

In 2015, the account surpassed its benchmark. The largest contributor was an underweight position in poorly performing Banco Santander. An overweight in Home Depot was next in line as the home improvement retailer benefited from increased sales. An underweight in Glencore also helped as the materials company experienced double-digit losses.

Conversely, the largest detractor to the account’s relative performance was an out-of-benchmark position in Dutch pharmaceutical company Fagron, which suffered losses due to news of protracted takeover discussions. Next in line were underweights in Microsoft and General Electric, which advanced on strong earnings.

The account’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the account’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the account’s accumulation unit value (AUV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the account’s benchmark. These changes are, however, taken into account to value the account’s portfolio holdings at the time the account’s AUV is calculated; these are known as fair value pricing adjustments.

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CREF Global Equities Account

Performance as of December 31, 2015

		Total		Average annual
		return		total return
CREF Global Equities Account	Inception date	1 year		5 years		10 years
Class R1	5/1/1992	–0.60%		7.57%		4.98%
Class R2	4/24/2015	–0.41	*	7.61	*	5.00	*
Class R3	4/24/2015	–0.34	*	7.62	*	5.00	*
MSCI World Index	—	–0.87		7.59		4.98

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

$10,000 over 10 years (Class R1)

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period. The performance of other Classes varies due to differences in expense charges.

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CREF Global Equities Account

Expense example

Six months ended December 31, 2015

	Beginning	Ending	Expenses paid
	account value	account value	during period
CREF Global Equities Account	(7/1/15)	(12/31/15)	(7/1/15–12/31/15	)‡
Actual return
Class R1	$1,000.00	$ 956.22	$3.90
Class R2	1,000.00	957.70	2.42
Class R3	1,000.00	958.21	1.88
5% annual hypothetical return
Class R1	1,000.00	1,021.22	4.02
Class R2	1,000.00	1,022.74	2.50
Class R3	1,000.00	1,023.29	1.94

‡	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2015. The account’s annualized six-month expense ratios for that period were 0.79% for Class R1, 0.49% for Class R2 and 0.38% for Class R3.

For more information about this expense example, please see page 6.

Actual expenses

Net expense ratio for the one-year
period ended 12/31/2015
Class R1	0.58%
Class R2§	0.48%
Class R3§	0.38%

§	Expenses for Classes R2 and R3 are annualized from the Class’ commencement of April 24, 2015.

Portfolio composition

% of net assets
Sector	as of 12/31/2015
Financials	19.6
Consumer discretionary	16.4
Information technology	15.4
Health care	14.0
Industrials	10.7
Consumer staples	8.7
Energy	5.5
Materials	4.1
Utilities	2.3
Telecommunication services	2.0
Short-term investments, other assets & liabilities, net	1.3
Total	100.0

Holdings by company size

% of equity investments
Market capitalization	as of 12/31/2015
More than $50 billion	44.8
More than $15 billion–$50 billion	28.5
More than $2 billion–$15 billion	25.5
$2 billion or less	1.2
Total	100.0

Holdings by country

% of portfolio investments
as of 12/31/2015
United States	56.0
Japan	8.2
United Kingdom	7.1
Switzerland	4.1
France	3.2
Canada	2.8
Germany	2.7
Netherlands	2.0
32 other nations	10.7
Short-term investments	3.2
Total	100.0

12	2015 Annual Report ■ College Retirement Equities Fund

CREF Growth Account

Performance for the twelve months ended December 31, 2015

The CREF Growth Account returned 6.19% for the year, compared with the 5.67% return of its benchmark, the Russell 1000® Growth Index. (All returns for the account are for Class R1.)

Following a weak first quarter, gross domestic product (GDP), which measures the value of all goods and services produced in the United States, rose at an annualized rate of 3.9% and 2.0% in the second and third quarters, respectively. Average hourly wages increased, inflation rose slightly and the national unemployment rate dropped to 5.0%. The Federal Reserve raised the federal funds target rate by 0.25%, while central banks overseas eased rates.

Stock prices were volatile, particularly in the third quarter, largely in reaction to slowing growth in China, interest rate uncertainties and plunging oil prices. For the twelve months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned 0.48%. Large-cap stocks topped mid-cap equities, which outperformed small-cap stocks. Growth stocks ended the year up, but their value counterparts ended down. (Returns are based on Russell indexes.)

For the ten years ended December 31, 2015, the Russell 1000 Growth Index produced an average annual gain of 8.53%, beating the 7.35% average return of the Russell 3000 Index over the same period.

Stock choices boost relative performance

Six of the ten industry sectors within the account’s benchmark generated gains for the twelve months. Consumer discretionary rose 11.6%, information technology climbed 9.2% and health care increased 6.8%. These three largest sectors comprised nearly two-thirds of the index’s total market capitalization on December 31, 2015. The energy sector had the most significant decline (down 38.2%).

Stock choices helped the account rise above its benchmark. Overweight positions in Amazon.com and Adobe Systems were the top contributors. Amazon’s stock gained on strong sales growth and the profitability of Amazon Web Services, its fast-growing cloud computing business. Adobe Systems saw strong revenue and net income growth, driven by continued transition to a subscription-based software model.

Slightly offsetting these strong performers were out-of-benchmark holdings in Yahoo! and Valeant Pharmaceuticals, which detracted from relative returns. Naysayers pressured online content provider Yahoo!’s stock, causing it to underperform. Although Valeant had a solid year financially, the stock suffered when a probe was launched questioning the company’s drug pricing practices.

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CREF Growth Account

Performance as of December 31, 2015

		Total		Average annual
		return		total return
CREF Growth Account	Inception date	1 year		5 years		10 years
Class R1	4/29/1994	6.19%		13.82%		8.32%
Class R2	4/24/2015	6.40	*	13.87	*	8.34	*
Class R3	4/24/2015	6.47	*	13.88	*	8.35	*
Russell 1000® Growth Index	—	5.67		13.53		8.53

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

$10,000 over 10 years (Class R1)

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period. The performance of other Classes varies due to differences in expense charges.

14	2015 Annual Report ■ College Retirement Equities Fund

CREF Growth Account

Expense example

Six months ended December 31, 2015

	Beginning	Ending	Expenses paid
	account value	account value	during period
CREF Growth Account	(7/1/15)	(12/31/15)	(7/1/15–12/31/15	)‡
Actual return
Class R1	$1,000.00	$1,008.97	$3.65
Class R2	1,000.00	1,010.54	2.08
Class R3	1,000.00	1,011.07	1.57
5% annual hypothetical return
Class R1	1,000.00	1,021.58	3.67
Class R2	1,000.00	1,023.14	2.09
Class R3	1,000.00	1,023.64	1.58

‡	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2015. The account’s annualized six-month expense ratios for that period were 0.72% for Class R1, 0.41% for Class R2 and 0.31% for Class R3.

For more information about this expense example, please see page 6.

Portfolio composition

% of net assets
Sector	as of 12/31/2015
Information technology	31.5
Consumer discretionary	23.3
Health care	16.9
Industrials	9.8
Consumer staples	7.3
Financials	5.5
Materials	3.1
Telecommunication services	1.0
Energy	0.7
Short-term investments, other assets & liabilities, net	0.9
Total	100.0

Actual expenses

Net expense ratio for the one-year
period ended 12/31/2015
Class R1	0.51%
Class R2§	0.41%
Class R3§	0.31%

§	Expenses for Classes R2 and R3 are annualized from the Class’ commencement of April 24, 2015.

Holdings by company size

% of equity investments
Market capitalization	as of 12/31/2015
More than $50 billion	52.7
More than $15 billion–$50 billion	28.1
More than $2 billion–$15 billion	18.8
$2 billion or less	0.4
Total	100.0

College Retirement Equities Fund ■ 2015 Annual Report	15

CREF Equity Index Account

Performance for the twelve months ended December 31, 2015

The CREF Equity Index Account returned –0.02% for the year, compared with the 0.48% return of its benchmark, the Russell 3000® Index. (All returns for the account are for Class R1.)

For the twelve-month period, the account’s return lagged that of its benchmark index, primarily because of the effect of expenses. The account’s return includes a deduction for expenses, while the benchmark’s does not. The account has a risk profile similar to that of its benchmark. In addition, the account had a small exposure to derivative instruments during the reporting period, which contributed positively to its performance.

Following a weak first quarter, gross domestic product (GDP), which measures the value of all goods and services produced in the United States, rose at an annualized rate of 3.9% and 2.0% in the second and third quarters, respectively. Average hourly wages increased and national unemployment dropped to 5.0%. The Federal Reserve raised the federal funds target rate by 0.25%, while central banks overseas eased rates.

Stocks were volatile, particularly in the third quarter, in reaction to slowing growth in China, interest rate uncertainties and plunging oil prices. For the twelve months, large-cap stocks topped mid-cap equities, which outperformed small-cap stocks. Growth stocks ended the year up, but their value counterparts ended down. (Returns are based on Russell indexes.)

Five of ten sectors post positive returns

For the period, half of the ten industry sectors in the account’s benchmark ended in positive territory. The largest sector, information technology, contributed most with a return of 5.4%. Health care (up 7.2%) and consumer discretionary (up 6.0%) also contributed significantly. Together, these sectors constituted nearly half of the benchmark’s total market capitalization. Energy performed worst (down 23.2%), followed by materials (down 10.2%) and utilities (down 5.2%). Lower oil prices particularly hurt energy stocks.

Seven of the ten largest stocks in the index by market capitalization at year-end beat the benchmark, and three finished lower for the period. Among the ten, Amazon.com performed best—more than doubling in price—fueled by strong earnings growth of its cloud business. The growth of cloud computing also boosted Microsoft shares. Exxon Mobil ended down, and Apple ended lower amid weakening demand for iPhones.

16	2015 Annual Report ■ College Retirement Equities Fund

CREF Equity Index Account

Performance as of December 31, 2015

		Total		Average annual
		return		total return
CREF Equity Index Account	Inception date	1 year		5 years		10 years
Class R1	4/29/1994	–0.02%		11.73%		6.93%
Class R2	4/24/2015	0.18	*	11.78	*	6.95	*
Class R3	4/24/2015	0.25	*	11.79	*	6.96	*
Russell 3000® Index	—	0.48		12.18		7.35

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

$10,000 over 10 years (Class R1)

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period. The performance of other Classes varies due to differences in expense charges.

College Retirement Equities Fund ■ 2015 Annual Report	17

CREF Equity Index Account

Expense example

Six months ended December 31, 2015

	Beginning	Ending	Expenses paid
	account value	account value	during period
CREF Equity Index Account	(7/1/15)	(12/31/15)	(7/1/15–12/31/15	)‡
Actual return
Class R1	$1,000.00	$982.64	$3.40
Class R2	1,000.00	984.17	1.85
Class R3	1,000.00	984.69	1.30
5% annual hypothetical return
Class R1	1,000.00	1,021.78	3.47
Class R2	1,000.00	1,023.34	1.89
Class R3	1,000.00	1,023.89	1.33

‡	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2015. The account’s annualized six-month expense ratios for that period were 0.68% for Class R1, 0.37% for Class R2 and 0.26% for Class R3.

For more information about this expense example, please see page 6.

Portfolio composition

% of net assets
Sector	as of 12/31/2015
Information technology	19.6
Financials	18.3
Health care	14.7
Consumer discretionary	13.5
Industrials	10.7
Consumer staples	8.8
Energy	5.9
Materials	3.1
Utilities	3.0
Telecommunication services	2.2
Short-term investments, other assets & liabilities, net	0.2
Total	100.0

Actual expenses

Net expense ratio for the one-year
period ended 12/31/2015
Class R1	0.47%
Class R2§	0.37%
Class R3§	0.27%

§	Expenses for Classes R2 and R3 are annualized from the Class’ commencement of April 24, 2015.

Holdings by company size

% of equity investments
Market capitalization	as of 12/31/2015
More than $50 billion	50.4
More than $15 billion–$50 billion	23.2
More than $2 billion–$15 billion	21.5
$2 billion or less	4.9
Total	100.0

18	2015 Annual Report ■ College Retirement Equities Fund

CREF Bond Market Account

Performance for the twelve months ended December 31, 2015

The CREF Bond Market Account returned 0.25% for the year, compared with the 0.55% return of its benchmark, the Barclays U.S. Aggregate Bond Index. (All returns for the account are for Class R1.)

The U.S. economy expanded in 2015. Following a weak first quarter, gross domestic product (GDP), which measures the value of all goods and services produced in the United States, rose at an annualized rate of 3.9% and 2.0% in the second and third quarters, respectively. Average hourly wages increased, inflation rose slightly and the national unemployment rate dropped to 5.0%.

On December 16, 2015, the Federal Reserve approved a quarter-point hike in its federal funds target rate. The new target went from 0.00%–0.25% to 0.25%–0.50% and marks the first increase since June 29, 2006. The yield on the 10-year U.S. Treasury bond rose from 2.12% on January 2, 2015, to 2.27% on December 31, 2015.

The account lags its index during the period

Throughout much of 2015, extreme swings in the financial markets and concerns over the pace of growth overseas kept investors unsettled. Strong investor demand for more stable assets bolstered the performance of U.S. Treasuries and other higher-quality/high-rated sectors. Mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS) also benefited from low default rates and relatively attractive returns.

U.S. Treasury securities, the benchmark’s largest sector at more than 36% of total market capitalization, rose nearly 0.9% for the period. MBS, the benchmark’s second-largest weighting at nearly 28%, gained 1.5% for the twelve months. Corporate bonds, which constituted almost 24% of the benchmark’s total capitalization, returned –0.7%.

The account trailed its benchmark primarily due to yield curve positioning in U.S. Treasuries amid a rise in long-term interest rates during the period, as well as being overweight in credit sectors that performed poorly. A small allocation to cash further diminished the account’s relative performance.

In contrast, corporate bonds were the largest contributor, helped by favorable yield curve positioning, beneficial security selection and higher coupons. Strong security selection and a sizable overweight position in CMBS, which topped CMBS holdings in the benchmark by a wide margin, was the next largest contributor.

College Retirement Equities Fund ■ 2015 Annual Report	19

CREF Bond Market Account

Performance as of December 31, 2015

		Total return		Average annual total return
CREF Bond Market Account	Inception date	1 year		5 years		10 years
Class R1	3/1/1990	0.25%		3.14%			4.06%
Class R2	4/24/2015	0.44	*	3.18	*	4.08	*
Class R3	4/24/2015	0.51	*	3.20	*	4.09	*
Barclays U.S. Aggregate Bond Index	—	0.55		3.25		4.51

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

$10,000 over 10 years (Class R1)

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period. The performance of other Classes varies due to differences in expense charges.

20	2015 Annual Report ■ College Retirement Equities Fund

CREF Bond Market Account

Expense example

Six months ended December 31, 2015

CREF Bond Market Account	Beginning account value (7/1/15)	Ending account value (12/31/15)	Expenses paid during period (7/1/15–12/31/15	)‡
Actual return
Class R1	$1,000.00	$1,003.36	$3.94
Class R2	1,000.00	1,004.91	2.43
Class R3	1,000.00	1,005.44	1.87
5% annual hypothetical return
Class R1	1,000.00	1,021.27	3.97
Class R2	1,000.00	1,022.79	2.45
Class R3	1,000.00	1,023.34	1.89

‡	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2015. The account’s annualized six-month expense ratios for that period were 0.78% for Class R1, 0.48% for Class R2 and 0.37% for Class R3.

For more information about this expense example, please see page 6.

Actual expenses
Net expense ratio for the one-year
period ended 12/31/2015
Class R1	0.56%
Class R2§	0.47%
Class R3§	0.37%

§	Expenses for Classes R2 and R3 are annualized from the Class’ commencement of April 24, 2015.

Portfolio composition
% of net assets as of 12/31/2015
Corporate bonds	25.6
Mortgage-backed securities*	21.9

U.S. Treasury securities	16.6
Foreign government & corporate bonds denominated in U.S. dollars	14.4
Commercial mortgage-backed securities	7.5
Asset-backed securities	6.0
Municipal bonds	2.7
U.S. agency securities	1.9
Bank loan obligations	0.8
Preferred stock	0.1
Short-term investments, other assets & liabilities, net	2.5
Total	100.0
*	Includes mortgage pass-through securities and collateralized mortgage obligations
Holdings by maturity
% of fixed-income investments (excluding
short-term investments) as of 12/31/2015
Less than 1 year	5.8
1–3 years	17.6

3–5 years	18.4
5–10 years	42.6
Over 10 years	15.6
Total	100.0

Holdings by credit quality†
% of fixed-income investments (excluding
short-term investments) as of 12/31/2015
Aaa/AAA	45.3
Aa/AA	8.5

A/A	12.4
Baa/BBB	23.2
Ba/BB	4.7
B/B	2.5
Below B/B	1.6
Non-rated	1.8

Total	100.0

†	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

College Retirement Equities Fund ■ 2015 Annual Report	21

CREF Inflation-Linked Bond Account

Performance for the twelve months ended December 31, 2015

The CREF Inflation-Linked Bond Account returned –1.94% for the year, compared with the –1.44% return of its benchmark, the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L). (All returns for the account are for Class R1.)

As December 2015 commenced, year-over-year core inflation, as measured by the Consumer Price Index (CPI-U)—all items less food and energy—was 2.0%, versus 1.6% one year earlier. However, crude oil prices, a commonly used indicator of current inflationary pressures, fell 30% from $53 a barrel at year-end 2014 to $37 one year later.

Despite continued pressure on economic sectors such as energy, the rise in inflation reflected strength in the U.S. economy. Following a weak first quarter, gross domestic product (GDP), which measures the value of all goods and services produced in the United States, rose at an annualized rate of 3.9% and 2.0% in the second and third quarters, respectively. Furthermore, average hourly wages increased, and the national unemployment rate dropped to 5.0%.

TIPS trail the broad bond market, as core inflation and interest rates rise

In 2015, the return of TIPS, as measured by the account’s benchmark, trailed the 0.55% return of the broad investment-grade fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index. Inflation rose modestly during the period and on December 16, 2015, the Federal Reserve approved a quarter-point hike in its federal funds target rate, signaling the Fed’s belief that the U.S. economy had healed considerably since the 2008 recession and could withstand a rate increase.

For the ten years ended December 31, 2015, the average annual return of TIPS was 3.93%, versus 4.51% for the broad U.S. bond market.

The account underperformed its benchmark because of its expense charge. The account’s return includes a deduction for expenses, while the benchmark’s does not. Since the account’s portfolio resembled the composition of its benchmark, the above discussion of the benchmark’s performance also applies to the account’s performance.

During the period, the account’s portfolio managers kept the account’s duration—a measure of its sensitivity to interest rate changes—close to the TIPS index. This strategy helped the account’s risk and reward characteristics remain in line with those of its benchmark.

22	2015 Annual Report ■ College Retirement Equities Fund

CREF Inflation-Linked Bond Account

Performance as of December 31, 2015

		Total return		Average annual total return
CREF Inflation-Linked Bond Account	Inception date	1 year		5 years		10 years
Class R1	5/1/1997	–1.94%		2.11%		3.46%
Class R2	4/24/2015	–1.74	*	2.15	*	3.48	*
Class R3	4/24/2015	–1.68	*	2.16	*	3.48	*
Barclays U.S. Treasury Inflation Protected Securities Index (Series-L)	—	–1.44		2.55		3.93

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

$10,000 over 10 years (Class R1)

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period. The performance of other Classes varies due to differences in expense charges.

College Retirement Equities Fund ■ 2015 Annual Report	23

CREF Inflation-Linked Bond Account

Expense example

Six months ended December 31, 2015

CREF Inflation-Linked Bond Account	Beginning account value (7/1/15)	Ending account value (12/31/15)	Expenses paid during period (7/1/15–12/31/15	)‡
Actual return
Class R1	$1,000.00	$ 980.34	$3.54
Class R2	1,000.00	981.85	2.05
Class R3	1,000.00	982.37	1.55
5% annual hypothetical return
Class R1	1,000.00	1,021.63	3.62
Class R2	1,000.00	1,023.14	2.09
Class R3	1,000.00	1,023.64	1.58

‡	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2015. The account’s annualized six-month expense ratios for that period were 0.71% for Class R1, 0.41% for Class R2 and 0.31% for Class R3.

For more information about this expense example, please see page 6.

Actual expenses
Net expense ratio for the one-year
period ended 12/31/2015
Class R1	0.48%
Class R2§	0.41%
Class R3§	0.31%

§	Expenses for Classes R2 and R3 are annualized from the Class’ commencement of April 24, 2015.

Portfolio composition
% of net assets
as of 12/31/2015
U.S. Treasury securities	98.7
Mortgage-backed securities*	0.2
U.S. agency securities	0.2
Short-term investments, other assets & liabilities, net	0.9
Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations
Holdings by maturity
% of fixed-income investments
(excluding short-term investments)
as of 12/31/2015
1–3 years	19.4
3–5 years	17.9
5–10 years	33.9
Over 10 years	28.8
Total	100.0

24	2015 Annual Report ■ College Retirement Equities Fund

CREF Social Choice Account

Performance for the twelve months ended December 31, 2015

The CREF Social Choice Account returned –1.13% for the year, compared with the 0.00% return of its composite benchmark, a weighted average of the Russell 3000® Index, the MSCI EAFE+ Canada Index and the Barclays U.S. Aggregate Bond Index. The account screens for investments by using certain environmental, social and governance (ESG) criteria, while the benchmark does not. (All returns for the account are for Class R1.)

Because of its ESG criteria, the account did not invest in a number of stocks and bonds that were included in the indexes that comprise its composite benchmark. Avoiding these companies produced mixed results, but the net effect decreased the account’s return relative to its benchmark.

The largest detractors relative to the Russell index were the exclusions of Amazon.com, Microsoft, General Electric and Facebook. The omissions of Nestlé and Anheuser-Busch detracted versus the EAFE index. These negative effects were partly offset by positive contributions resulting from the exclusions of Russell index stocks Exxon Mobil, Wal-Mart Stores and Chevron, as well as the account’s omission of EAFE index stocks Royal Dutch and Banco Santander.

Stock positions hamper account’s performance

To compensate for the account’s exclusion of some stocks, its managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its composite benchmark. The account also underperformed due in part to overweights in Russell index stocks Yahoo! and Devon Energy and an overweight in EAFE index stock Repsol. The losses were partly offset by overweights in Russell index stocks Alphabet (Google’s parent company), Starbucks and Netflix, as well as EAFE index stock Valeant Pharmaceuticals.

Account benefits from fixed-income holdings

For the period, the account’s fixed-income component outperformed the Barclays U.S. Aggregate Bond Index, a measure of the broad, domestic investment-grade fixed-rate bond market, which returned 0.55%. Security selection in the account’s overweight corporate bond position and an overweight in government-related agencies were the biggest contributors to fixed-income performance versus the aggregate index. An underweight in U.S. Treasuries and a small allocation to cash were the largest detractors.

College Retirement Equities Fund ■ 2015 Annual Report	25

CREF Social Choice Account

Performance as of December 31, 2015

		Total return		Average annual total return
CREF Social Choice Account	Inception date	1 year		5 years		10 years
Class R1	3/1/1990	–1.13%		6.85%		5.37%
Class R2	4/24/2015	–0.93	*	6.89	*	5.39	*
Class R3	4/24/2015	–0.86	*	6.90	*	5.39	*
CREF Social Choice
Composite Benchmark†	—	0.00		7.48		5.74
Broad market index
Russell 3000® Index	—	0.48		12.18		7.35

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
†	On December 31, 2015, the CREF Social Choice Composite Benchmark consisted of: 42.0% Russell 3000 Index; 40.0% Barclays U.S. Aggregate Bond Index; and 18.0% MSCI EAFE+Canada Index. The account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

$10,000 over 10 years (Class R1)

For the purpose of comparison, the graph also shows the change in the value of the account’s composite benchmark and of a broad market index during the same period. The performance of other Classes varies due to differences in expense charges.

26	2015 Annual Report ■ College Retirement Equities Fund

CREF Social Choice Account

Expense example

Six months ended December 31, 2015

CREF Social Choice Account	Beginning account value (7/1/15)	Ending account value (12/31/15)	Expenses paid during period (7/1/15–12/31/15	)‡
Actual return
Class R1	$1,000.00	$ 982.28	$3.65
Class R2	1,000.00	983.80	2.10
Class R3	1,000.00	984.33	1.60
5% annual hypothetical return
Class R1	1,000.00	1,021.53	3.72
Class R2	1,000.00	1,023.09	2.14
Class R3	1,000.00	1,023.59	1.63

‡	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2015. The account’s annualized six-month expense ratios for that period were 0.73% for Class R1, 0.42% for Class R2 and 0.32% for Class R3.

For more information about this expense example, please see page 6.

Actual expenses
Net expense ratio for the one-year
period ended 12/31/2015
Class R1	0.52%
Class R2§	0.42%
Class R3§	0.32%

§	Expenses for Classes R2 and R3 are annualized from the Class’ commencement of April 24, 2015.

Portfolio composition
% of net assets
as of 12/31/2015
Equities	60.1
Long-term bonds	39.0

Short-term investments, other assets & liabilities, net	0.9
Total	100.0
Holdings by company size
% of equity investments
Market capitalization	as of 12/31/2015
More than $50 billion	37.4
More than $15 billion–$50 billion	41.2

More than $2 billion–$15 billion	19.4
$2 billion or less	2.0
Total	100.0

Holdings by maturity
% of fixed-income investments
(excluding short-term investments)
as of 12/31/2015
Less than 1 year	3.5
1–3 years	17.7

3–5 years	18.0
5–10 years	40.4
Over 10 years	20.4
Total	100.0

College Retirement Equities Fund ■ 2015 Annual Report	27

CREF Money Market Account

Performance for the twelve months ended December 31, 2015

The CREF Money Market Account returned 0.00% for the year, compared with the 0.02% return of the iMoneyNet Money Fund Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average. (The return for the account is for Class R1.)

The Federal Reserve’s target for short-term interest rates went from 0.00%–0.25% to 0.25%–0.50% on December 16, 2015, fulfilling speculation of a rate hike that permeated financial markets for much of 2015. The increase in the federal funds target rate was the first to occur in nine years and represents a process of “rate normalization” by the Fed.

CREF Money Market Account restructuring to comply with new SEC regulations

On August 11, 2015, the CREF board approved a restructuring of CREF Money Market Account as a “Government” money market instrument, in compliance with new SEC regulations requiring all money market funds to restructure as retail, institutional or government. As a government fund, CREF Money Market Account will invest 99.5% or more of its total assets in cash, U.S. government securities and/or repurchase agreements (“repos”) collateralized full in cash or U.S. government securities. The restructuring will be effective by October 2016.

Many other U.S. money market funds are also expected to restructure as government funds. As a result, the supply of commercial paper declined in 2015, while the supply of short-term Treasuries increased by year-end. LIBOR yields also rose at the end of 2015, as a result of the Fed rate hike in December. Three-month LIBOR increased from 0.26% in January 2015 to 0.61% by year-end.

In pursuit of additional yield, the account held longer-dated, floating-rate government agency paper in order to capture slightly higher yields. In 2015, our commercial paper exposure was diversified across industries and issuers, nearly all of which are U.S.-domiciled. The account had limited exposure in Europe and made select investments in top-tier Pacific Rim banks. As of December 29, 2015, the account’s weighted average maturity was 47 days, versus 35 days for the average iMoneyNet fund.

In response to the historically low interest rates, part or all of the Money Market Account’s 12b-1 distribution fees and/or administrative fees were voluntarily withheld (waived) by TIAA to prevent the account’s yield from turning negative. This waiver will be eliminated by no later than April 2017.

28	2015 Annual Report ■ College Retirement Equities Fund

CREF Money Market Account

Net annualized yield for the 7 days ended December 29, 2015*

	Current yield	Effective yield
CREF Money Market Account†
Class R1	0.00%	0.00%
Class R2	0.00	0.00
Class R3	0.00	0.00
iMoneyNet Money Fund Averages™—All Taxable‡	0.06	0.06

The current yield more closely reflects current earnings than does the total return.

*	Typically, iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance as of December 31, 2015

CREF Money Market Account†		Total return		Average annual total return
	Inception date	1 year		5 years		10 years
Class R1	4/1/1988	0.00%		0.00%		1.20%
Class R2	4/24/2015	0.00	*	0.00	*	1.20	*
Class R3	4/24/2015	0.00	*	0.00	*	1.20	*
iMoneyNet Money Fund Averages—All Taxable‡	—	0.02		0.02		1.14

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

An investment in the CREF Money Market Account is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. As with any investment, you can lose money by investing in this account.

Note: Unlike most money market funds, the CREF Money Market Account does not distribute income on a daily basis. Therefore, the account does not maintain a constant value of $1.00 per accumulation unit.

*	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
†	Beginning July 16, 2009, TIAA has voluntarily withheld (“waived”) a portion of the 12b-1 distribution and/or administrative expenses for each Class of the CREF Money Market Account when a Class’s yield was less than zero. Without this waiver, the 7-day current and effective annualized yields and total returns would have been lower. This 12b-1 and administrative fee waiver may be discontinued at any time without notice, and TIAA will terminate the waiver by April 14, 2017. Amounts waived on or after October 1, 2010, are subject to possible recovery by TIAA under certain conditions. As a result of the share class conversion on April 24, 2015, previously recoverable amounts have been allocated to the various Classes.
‡	The iMoneyNet Money Fund Averages—All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest in it directly.

College Retirement Equities Fund ■ 2015 Annual Report	29

CREF Money Market Account

Expense example

Six months ended December 31, 2015

CREF Money Market Account	Beginning account value (7/1/15)	Ending account value (12/31/15)	Expenses paid during period (7/1/15–12/31/15	)‡
Actual return
Class R1	$1,000.00	$1,000.00	$0.91
Class R2	1,000.00	1,000.00	0.91
Class R3	1,000.00	1,000.00	0.91
5% annual hypothetical return
Class R1	1,000.00	1,024.30	0.92
Class R2	1,000.00	1,024.30	0.92
Class R3	1,000.00	1,024.30	0.92

‡	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2015. The account’s annualized six-month expense ratios for that period were 0.18% for Class R1, 0.18% for Class R2 and 0.18% for Class R3. The expense charges of the account reflect a voluntary waiver. Without this waiver, the expenses of the account would have been higher and its performance lower. This waiver will expire in April 2017.

For more information about this expense example, please see page 6.

Actual expenses
Net expense ratio for the one-year
period ended 12/31/2015
Class R1	0.14%
Class R2§	0.17%
Class R3§	0.17%

§	Expenses for Classes R2 and R3 are annualized from the Class’ commencement of April 24, 2015.
Portfolio composition
% of net assets
as of 12/31/2015
U.S. government agency securities	33.1
Commercial paper	30.9

U.S. Treasury securities	17.9
Floating-rate securities, government	15.4
Certificates of deposit	2.7
Total	100.0

30	2015 Annual Report ■ College Retirement Equities Fund

Summary portfolio of investments

CREF Stock Account  ■  December 31, 2015

Principal		Issuer		Value (000)		% of net assets
BONDS

CORPORATE BONDS
CAPITAL GOODS				$0	^	0.0%
DIVERSIFIED FINANCIALS				440		0.0
FOOD, BEVERAGE & TOBACCO				20		0.0
TOTAL CORPORATE BONDS			(Cost $520)	460		0.0
GOVERNMENT BONDS
U.S. TREASURY SECURITIES				295		0.0
TOTAL GOVERNMENT BONDS			(Cost $302)	295		0.0
TOTAL BONDS			(Cost $822)	755		0.0

Shares		Company
COMMON STOCKS
AUTOMOBILES & COMPONENTS				2,722,250		2.4
BANKS
41,542,993		Bank of America Corp		699,169		0.6
9,393,824		Citigroup, Inc		486,130		0.4
13,655,373		JPMorgan Chase & Co		901,664		0.8
21,607,989		Wells Fargo & Co		1,174,610		1.1
		Other		5,454,449		4.8
				8,716,022		7.7
CAPITAL GOODS
2,924,733		3M Co		440,582		0.4
26,987,947		General Electric Co		840,675		0.7
5,182,140		Honeywell International, Inc		536,714		0.5
		Other		6,442,805		5.7
				8,260,776		7.3
COMMERCIAL & PROFESSIONAL SERVICES				1,268,906		1.1
CONSUMER DURABLES & APPAREL				2,831,820		2.5
CONSUMER SERVICES
6,213,560		Starbucks Corp		373,000		0.3
		Other		2,022,158		1.8
				2,395,158		2.1
DIVERSIFIED FINANCIALS
14,658,895	*	Synchrony Financial		445,777		0.4
		Other		3,645,596		3.2
				4,091,373		3.6
ENERGY
5,320,136		Chevron Corp		478,600		0.4
11,423,461	d	Exxon Mobil Corp		890,459		0.8
		Other		4,959,039		4.4
				6,328,098		5.6

See notes to financial statements	College Retirement Equities Fund ■ 2015 Annual Report	31

Summary portfolio of investments	continued

CREF Stock Account  ■  December 31, 2015

Shares		Company	Value (000)	% of net assets
FOOD & STAPLES RETAILING
4,026,885		CVS Health Corp	$393,709	0.3%
		Other	1,771,453	1.6
			2,165,162	1.9
FOOD, BEVERAGE & TOBACCO
6,469,486		Altria Group, Inc	376,589	0.3
13,102,744		Coca-Cola Co	562,894	0.5
5,042,837		PepsiCo, Inc	503,880	0.4
4,655,976		Philip Morris International, Inc	409,307	0.4
		Other	4,137,641	3.7
			5,990,311	5.3
HEALTH CARE EQUIPMENT & SERVICES
4,977,809		Medtronic plc	382,893	0.3
3,372,059		UnitedHealth Group, Inc	396,689	0.4
		Other	3,709,355	3.3
			4,488,937	4.0
HOUSEHOLD & PERSONAL PRODUCTS
7,897,785		Procter & Gamble Co	627,163	0.5
		Other	1,200,230	1.1
			1,827,393	1.6
INSURANCE
4,756,872	*	Berkshire Hathaway, Inc (Class B)	628,097	0.6
7,441,624		Metlife, Inc	358,761	0.3
		Other	3,820,825	3.4
			4,807,683	4.3
MATERIALS
9,585,042	a	Olin Corp	165,438	0.1
		Other	4,688,301	4.2
			4,853,739	4.3
MEDIA
10,881,148		Comcast Corp (Class A)	614,023	0.5
5,377,753		Walt Disney Co	565,094	0.5
		Other	2,322,076	2.1
			3,501,193	3.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,986,320	*	Allergan plc	620,725	0.5
2,289,164		Amgen, Inc	371,600	0.3
3,652,764	*	Celgene Corp	437,455	0.4
4,448,914		Eli Lilly & Co	374,865	0.3
5,432,365		Gilead Sciences, Inc	549,701	0.5
8,281,352		Johnson & Johnson	850,660	0.7
8,022,320		Merck & Co, Inc	423,739	0.4
4,762,452		Novartis AG.	409,663	0.4
24,137,935		Pfizer, Inc	779,173	0.7
		Other	5,412,291	4.8
			10,229,872	9.0

32	2015 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Stock Account  ■  December 31, 2015

Shares		Company		Value (000)	% of net assets
REAL ESTATE				$4,510,889	4.0%
RETAILING
1,462,788	*	Amazon.com, Inc		988,684	0.9
5,443,040		Home Depot, Inc		719,842	0.6
		Other		3,262,559	2.9
				4,971,085	4.4
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
16,869,161	e	Intel Corp		581,142	0.5
		Other		2,325,919	2.1
				2,907,061	2.6
SOFTWARE & SERVICES
940,947	*	Alphabet, Inc (Class A)		732,066	0.7
1,158,578	*	Alphabet, Inc (Class C)		879,222	0.8
8,042,265	*	Facebook, Inc		841,703	0.7
3,825,694		Mastercard, Inc (Class A)		372,470	0.3
27,171,954		Microsoft Corp		1,507,500	1.3
12,141,921		Oracle Corp		443,544	0.4
7,986,459		Visa, Inc (Class A)		619,350	0.6
		Other		5,558,226	4.9
				10,954,081	9.7
TECHNOLOGY HARDWARE & EQUIPMENT
19,142,273		Apple, Inc		2,014,916	1.8
20,899,411		Cisco Systems, Inc		567,523	0.5
		Other		2,717,299	2.4
				5,299,738	4.7
TELECOMMUNICATION SERVICES
15,267,277		AT&T, Inc		525,347	0.5
13,274,973		Verizon Communications, Inc		613,569	0.6
		Other		1,970,038	1.7
				3,108,954	2.8
TRANSPORTATION				2,833,317	2.4
UTILITIES				3,331,311	3.0
		TOTAL COMMON STOCKS	(Cost $108,846,892)	112,395,129	99.4

PREFERRED STOCKS
BANKS				12,388	0.0
CAPITAL GOODS				358	0.0
DIVERSIFIED FINANCIALS				1,751	0.0
REAL ESTATE				18	0.0
		TOTAL PREFERRED STOCKS	(Cost $29,263)	14,515	0.0

See notes to financial statements	College Retirement Equities Fund ■ 2015 Annual Report	33

Summary portfolio of investments	continued

CREF Stock Account  ■  December 31, 2015

				Value		% of net
Shares		Company		(000)		assets
RIGHTS / WARRANTS
BANKS				$88		0.0%
CAPITAL GOODS				28		0.0
COMMERCIAL & PROFESSIONAL SERVICES				527		0.0
CONSUMER SERVICES				25		0.0
DIVERSIFIED FINANCIALS				69		0.0
ENERGY				340		0.0
FOOD & STAPLES RETAILING				24		0.0
HEALTH CARE EQUIPMENT & SERVICES				2		0.0
MATERIALS				0	^	0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				142		0.0
REAL ESTATE				1		0.0
TECHNOLOGY HARDWARE & EQUIPMENT				1		0.0
TELECOMMUNICATION SERVICES				494		0.0
TRANSPORTATION				0	^	0.0
UTILITIES				12		0.0
		TOTAL RIGHTS / WARRANTS	(Cost $1,737)	1,753		0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				418,344		0.4
TREASURY DEBT				164,761		0.2

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
CERTIFICATE OF DEPOSIT				600,000		0.5
COMMERCIAL PAPER				299,992		0.3
REPURCHASE AGREEMENT
$477,000,000	o	Calyon	0.330%, 01/04/16	477,000		0.4
500,000,000	p	Goldman Sachs	0.300%, 01/07/16	500,000		0.4
450,000,000	q	Nomura	0.340%, 01/04/16	450,000		0.4
545,000,000	r	Royal Bank of Scotland	0.290%, 01/05/16	545,000		0.5
	s	Other Repurchase Agreements	0.260%–0.370%, 01/04/16–01/07/16	1,425,000		1.3
				3,397,000		3.0

34	2015 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Stock Account  ■  December 31, 2015

Shares	Company		Value (000)	% of net assets
VARIABLE RATE SECURITIES			$155,781	0.1%
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			4,452,773	3.9
TOTAL SHORT-TERM INVESTMENTS		(Cost $5,036,951)	5,035,878	4.5

TOTAL PORTFOLIO		(Cost $113,915,665)	117,448,030	103.9
	OTHER ASSETS & LIABILITIES, NET		(4,399,869)	(3.9)
	NET ASSETS		$113,048,161	100.0%

*	Non-income producing
^	Amount represents less than $1,000.
a	Affiliated holding
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,384,757,000.
o	Agreement with Calyon, 0.33% dated 12/28/15 to be repurchased at $477,000,000 on 1/04/16, collateralized by U.S. Government Agency Securities valued at $486,540,000.
p	Agreement with Goldman Sachs, 0.30% dated 12/31/15 to be repurchased at $500,000,000 on 1/07/16, collateralized by U.S. Government Agency Securities valued at $510,000,000.
q	Agreement with Nomura, 0.34% dated 12/31/15 to be repurchased at $450,000,000 on 1/04/16, collateralized by U.S. Government Agency Securities valued at $459,000,000.
r	Agreement with Royal Bank of Scotland, 0.29% dated 12/29/15 to be repurchased at $545,000,000 on 1/05/16, collateralized by U.S. Government Agency Securities valued at $555,901,000.
s	Agreements, 0.26%–0.37% dated 12/28/15–12/31/15 to be repurchased at $1,425,000,000 on 1/04/16–1/07/16, collateralized by U.S. Government Agency Securities valued at $1,453,503,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/15, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $329,253,000 or 0.3% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2015 Annual Report	35

Summary of market values by country

CREF Stock Account  ■  December 31, 2015

Country	Value (000)	% of total portfolio
DOMESTIC
UNITED STATES	$81,402,250	69.5%
TOTAL DOMESTIC	81,402,250	69.5

FOREIGN
ARGENTINA	6,293	0.0
AUSTRALIA	1,383,826	1.2
AUSTRIA	152,344	0.1
BELGIUM	312,262	0.3
BERMUDA	114,065	0.1
BRAZIL	364,883	0.3
CANADA	2,026,209	1.7
CAYMAN ISLANDS	1,483	0.0
CHILE	79,254	0.1
CHINA	1,958,983	1.7
COLOMBIA	31,550	0.0
CYPRUS	61	0.0
CZECH REPUBLIC	15,395	0.0
DENMARK	483,108	0.4
EGYPT	17,770	0.0
FAROE ISLANDS	4,237	0.0
FINLAND	329,889	0.3
FRANCE	2,460,964	2.1
GEORGIA	2,889	0.0
GERMANY	2,127,862	1.8
GIBRALTAR	1,230	0.0
GREECE	30,625	0.0
GUERNSEY, C.I.	411	0.0
HONG KONG	986,394	0.8
HUNGARY	21,700	0.0
INDIA	758,715	0.6
INDONESIA	185,839	0.2
IRELAND	555,640	0.5
ISLE OF MAN	3,255	0.0
ISRAEL	278,235	0.2
ITALY	640,354	0.5
JAPAN	5,974,394	5.1
JERSEY, C.I.	10,163	0.0
Country	Value (000)	% of total portfolio
JORDAN	$13,941	0.0%
KOREA, REPUBLIC OF	1,197,031	1.0
LUXEMBOURG	69,531	0.1
MACAU	3,473	0.0
MALAYSIA	233,864	0.2
MALTA	8,050	0.0
MEXICO	348,651	0.3
MONACO	7,848	0.0
NETHERLANDS	1,120,166	1.0
NEW ZEALAND	106,150	0.1
NORWAY	204,770	0.2
PAKISTAN	1,806	0.0
PANAMA	7,746	0.0
PERU	38,380	0.0
PHILIPPINES	127,716	0.1
POLAND	85,806	0.1
PORTUGAL	55,845	0.0
PUERTO RICO	15,113	0.0
QATAR	52,419	0.0
ROMANIA	5,545	0.0
RUSSIA	240,416	0.2
SINGAPORE	451,638	0.4
SOUTH AFRICA	453,425	0.4
SPAIN	494,897	0.4
SRI LANKA	1,293	0.0
SWEDEN	676,223	0.6
SWITZERLAND	2,251,182	1.9
TAIWAN	1,015,541	0.9
THAILAND	168,254	0.1
TURKEY	113,455	0.1
UNITED ARAB EMIRATES	65,882	0.1
UNITED KINGDOM	5,087,637	4.3
VIETNAM	1,758	0.0
VIRGIN ISLANDS, U.S.	46	0.0
TOTAL FOREIGN	36,045,780	30.5

TOTAL PORTFOLIO	$117,448,030	100.0%

36	2015 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments

CREF Global Equities Account  ■  December 31, 2015

Shares	Company	Value (000)	% of net assets
COMMON STOCKS
AUSTRALIA		$299,814	1.6%
AUSTRIA		19,730	0.1
BELGIUM		35,214	0.2
BERMUDA		19,443	0.1
BRAZIL		6,810	0.0
CANADA		526,554	2.8
CHILE		150	0.0
CHINA		57,417	0.3
DENMARK
1,407,591	Novo Nordisk AS	81,497	0.4
	Other	76,622	0.4
		158,119	0.8
FINLAND		121,495	0.7
FRANCE
2,062,464	Total S.A.	92,463	0.5
	Other	516,232	2.8
		608,695	3.3
GERMANY
864,133	Daimler AG. (Registered)	72,202	0.4
	Other	440,973	2.4
		513,175	2.8
HONG KONG		169,081	0.9
INDIA		71,374	0.4
IRELAND		222,643	1.2
ISRAEL		58,668	0.3
ITALY		193,086	1.0
JAPAN
1,964,448	Toyota Motor Corp	120,969	0.7
	Other	1,434,072	7.7
		1,555,041	8.4
JERSEY, C.I.		313	0.0
KOREA, REPUBLIC OF		18,467	0.1
LUXEMBOURG		17,682	0.1
MACAU		336	0.0
MALAYSIA		14,524	0.1
MEXICO		9,944	0.1

See notes to financial statements	College Retirement Equities Fund ■ 2015 Annual Report	37

Summary portfolio of investments	continued

CREF Global Equities Account  ■  December 31, 2015

Shares		Company	Value (000)	% of net assets
NETHERLANDS
5,885,886		ING Groep NV	$79,636	0.4%
		Other	294,099	1.6
			373,735	2.0
NEW ZEALAND			10,162	0.1
NORWAY			53,088	0.3
PHILIPPINES			19,180	0.1
PORTUGAL			9,404	0.0
RUSSIA			11,591	0.1
SINGAPORE			64,149	0.3
SOUTH AFRICA			18,039	0.1
SPAIN			134,919	0.7
SWEDEN			152,007	0.8
SWITZERLAND
1,198,394		Nestle S.A.	88,963	0.5
2,063,418		Novartis AG.	177,494	1.0
358,839		Roche Holding AG.	99,437	0.5
4,103,539		UBS AG.	79,606	0.4
		Other	339,033	1.8
			784,533	4.2
TAIWAN			50,382	0.3
THAILAND			6,339	0.0
UNITED ARAB EMIRATES			7,605	0.0
UNITED KINGDOM
28,936,967		Barclays plc	93,141	0.5
845,071		Delphi Automotive plc	72,448	0.4
3,580,231		Prudential plc	80,661	0.4
		Other	1,094,368	5.9
			1,340,618	7.2
UNITED STATES
410,150	*	Allergan plc	128,172	0.7
100,113	*	Alphabet, Inc (Class A)	77,889	0.4
271,069	*	Alphabet, Inc (Class C)	205,709	1.1
226,703	*	Amazon.com, Inc	153,226	0.8
3,194,788		Apple, Inc	336,283	1.8
6,395,526		Bank of America Corp	107,637	0.6
950,269	*	Celgene Corp	113,804	0.6
817,896		Chevron Corp	73,578	0.4
4,293,630		Cisco Systems, Inc	116,594	0.6
1,381,728		Citigroup, Inc	71,505	0.4
2,579,960		Coca-Cola Co	110,835	0.6
2,625,010		Comcast Corp (Class A)	148,129	0.8
1,118,980		CVS Health Corp	109,403	0.6

38	2015 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Global Equities Account  ■  December 31, 2015

Shares		Company		Value (000)	% of net assets
UNITED STATES—continued
874,465		Eli Lilly & Co		$73,682	0.4%
1,234,431		EOG Resources, Inc		87,385	0.5
1,419,120	d	Exxon Mobil Corp		110,620	0.6
1,458,868	*	Facebook, Inc		152,685	0.8
3,018,635		General Electric Co		94,031	0.5
1,093,755		Gilead Sciences, Inc		110,677	0.6
1,263,037		Home Depot, Inc		167,037	0.9
1,165,182		Honeywell International, Inc		120,678	0.6
2,048,357		Intel Corp		70,566	0.4
1,486,490	e	iShares MSCI EAFE Index Fund		87,331	0.5
789,349		Johnson & Johnson		81,082	0.4
2,696,823		JPMorgan Chase & Co		178,071	1.0
3,154,105		Microsoft Corp		174,990	0.9
2,289,087		Mondelez International, Inc		102,643	0.6
2,291,266		Morgan Stanley		72,885	0.4
840,228		NextEra Energy, Inc		87,291	0.5
1,057,516		Occidental Petroleum Corp		71,499	0.4
2,119,748		Oracle Corp		77,434	0.4
1,187,561		PepsiCo, Inc		118,661	0.6
4,434,581		Pfizer, Inc		143,148	0.8
1,862,930		Verizon Communications, Inc		86,105	0.5
1,788,251		Visa, Inc (Class A)		138,679	0.7
4,575,190		Wells Fargo & Co		248,707	1.3
		Other		6,232,884	33.5
				10,641,535	57.2
TOTAL COMMON STOCKS			(Cost $17,123,796)	18,375,061	98.7

RIGHTS / WARRANTS
SINGAPORE				1	0.0
SPAIN				154	0.0
UNITED STATES				1	0.0
TOTAL RIGHTS / WARRANTS			(Cost $198)	156	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				120,649	0.7
TREASURY DEBT
$70,000,000		United States Treasury Bill	0.451%, 06/30/16	69,832	0.4
				69,832	0.4

See notes to financial statements	College Retirement Equities Fund ■ 2015 Annual Report	39

Summary portfolio of investments	concluded

CREF Global Equities Account  ■  December 31, 2015

Principal		Issuer		Value (000)	% of net assets
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
CERTIFICATE OF DEPOSIT				$60,000	0.3%
COMMERCIAL PAPER				49,999	0.3
REPURCHASE AGREEMENTS
$85,000,000	n	Royal Bank of Scotland	0.290%, 01/05/16	85,000	0.4
	o	Other Repurchase Agreements	0.260%–0.370%, 01/04/16–01/07/16	200,000	1.1
				285,000	1.5
VARIABLE RATE SECURITIES				27,491	0.1
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				422,490	2.2
TOTAL SHORT-TERM INVESTMENTS			(Cost $613,136)	612,971	3.3

		TOTAL PORTFOLIO	(Cost $17,737,130)	18,988,188	102.0
		OTHER ASSETS & LIABILITIES, NET		(369,838)	(2.0)
		NET ASSETS		$18,618,350	100.0%

*	Non-income producing
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $400,731,000.
n	Agreement with Royal Bank of Scotland, 0.29% dated 12/29/15 to be repurchased at $85,000,000 on 1/05/16, collateralized by U.S. Government Agency Securities valued at $86,701,000.
o	Agreements, 0.26%–0.37% dated 12/28/15–12/31/15 to be repurchased at $200,000,000 on 1/04/16–1/07/16, collateralized by U.S. Government Agency Securities valued at $204,001,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/15, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $116,212,000 or 0.6% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

40	2015 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary of market values by sector

CREF Global Equities Account  ■  December 31, 2015

Sector	Value (000)	% of net assets
FINANCIALS	$3,666,818	19.6%
CONSUMER DISCRETIONARY	3,044,114	16.4
INFORMATION TECHNOLOGY	2,863,130	15.4
HEALTH CARE	2,604,468	14.0
INDUSTRIALS	1,989,678	10.7
CONSUMER STAPLES	1,617,755	8.7
ENERGY	1,019,310	5.5
MATERIALS	760,920	4.1
UTILITIES	435,418	2.3
TELECOMMUNICATION SERVICES	373,606	2.0
SHORT-TERM INVESTMENTS	612,971	3.3
OTHER ASSETS & LIABILITES, NET	(369,838)	(2.0)
NET ASSETS	$18,618,350	100.0%

See notes to financial statements	College Retirement Equities Fund ■ 2015 Annual Report	41

Summary portfolio of investments

CREF Growth Account  ■  December 31, 2015

Shares		Company	Value (000)	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
1,976,914		Delphi Automotive plc	$169,481	0.8%
		Other	268,375	1.2
			437,856	2.0
BANKS			53,518	0.2
CAPITAL GOODS
1,029,977		3M Co	155,156	0.7
1,256,144		Boeing Co	181,626	0.8
1,457,895		Honeywell International, Inc	150,994	0.7
672,398		Northrop Grumman Corp	126,955	0.6
		Other	602,178	2.7
			1,216,909	5.5
COMMERCIAL & PROFESSIONAL SERVICES
1,882,198	*	Verisk Analytics, Inc	144,704	0.6
		Other	262,773	1.2
			407,477	1.8
CONSUMER DURABLES & APPAREL
4,187,680		Nike, Inc (Class B)	261,730	1.2
		Other	354,869	1.6
			616,599	2.8
CONSUMER SERVICES
3,638,988	*	Norwegian Cruise Line Holdings Ltd	213,245	1.0
5,026,868		Starbucks Corp	301,763	1.3
		Other	417,768	1.9
			932,776	4.2
DIVERSIFIED FINANCIALS
428,726		IntercontinentalExchange Group, Inc	109,865	0.5
		Other	595,360	2.7
			705,225	3.2
ENERGY			152,912	0.7
FOOD & STAPLES RETAILING
956,048		Costco Wholesale Corp	154,402	0.7
1,384,983		CVS Health Corp	135,410	0.6
2,686,820		Kroger Co	112,390	0.5
		Other	35,314	0.2
			437,516	2.0
FOOD, BEVERAGE & TOBACCO
1,398,744	*	Monster Beverage Corp	208,357	1.0
		Other	691,053	3.1
			899,410	4.1

42	2015 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Growth Account  ■  December 31, 2015

Shares		Company	Value (000)	% of net assets
HEALTH CARE EQUIPMENT & SERVICES
212,135	*	Intuitive Surgical, Inc	$115,860	0.5%
922,860		UnitedHealth Group, Inc	108,565	0.5
		Other	835,791	3.8
			1,060,216	4.8
HOUSEHOLD & PERSONAL PRODUCTS
2,381,383		Estee Lauder Cos (Class A)	209,704	0.9
		Other	65,817	0.3
			275,521	1.2
INSURANCE			120,012	0.5
MATERIALS
1,221,500		Monsanto Co	120,342	0.5
1,339,938		PPG Industries, Inc	132,413	0.6
		Other	439,148	2.0
			691,903	3.1
MEDIA
6,809,720		Comcast Corp (Class A)	384,272	1.7
1,707,441		Time Warner, Inc	110,420	0.5
2,369,163		Walt Disney Co	248,952	1.1
		Other	264,656	1.2
			1,008,300	4.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
2,251,693		AbbVie, Inc	133,390	0.6
675,159	*	Alexion Pharmaceuticals, Inc	128,786	0.6
1,104,429	*	Allergan plc	345,134	1.6
1,075,857		Amgen, Inc	174,644	0.8
526,433	*	Biogen Idec, Inc	161,273	0.7
2,091,260		Bristol-Myers Squibb Co	143,858	0.6
3,005,567	*	Celgene Corp	359,947	1.6
2,018,070		Eli Lilly & Co	170,042	0.8
3,635,497		Gilead Sciences, Inc	367,876	1.7
		Other	685,505	3.1
			2,670,455	12.1
REAL ESTATE			344,661	1.6
RETAILING
1,158,092	*	Amazon.com, Inc	782,743	3.6
1,206,849		Expedia, Inc	150,011	0.7
2,880,705		Home Depot, Inc	380,973	1.7
		Other	846,612	3.8
			2,160,339	9.8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			370,207	1.7

See notes to financial statements	College Retirement Equities Fund ■ 2015 Annual Report	43

Summary portfolio of investments	continued

CREF Growth Account  ■  December 31, 2015

Shares		Company		Value (000)	% of net assets
SOFTWARE & SERVICES
3,573,657	*	Adobe Systems, Inc		$335,709	1.5%
508,109	*	Alphabet, Inc (Class A)		395,314	1.8
878,415	*	Alphabet, Inc (Class C)		666,612	3.0
5,611,187	*	Facebook, Inc		587,267	2.7
3,629,392		Intuit, Inc		350,236	1.6
3,449,222		Mastercard, Inc (Class A)		335,816	1.5
9,508,155		Microsoft Corp		527,512	2.4
3,209,961		Oracle Corp		117,260	0.5
3,537,595	*	PayPal Holdings, Inc		128,061	0.6
1,343,769	*	Red Hat, Inc		111,278	0.5
3,341,794	*	Salesforce.com, Inc		261,997	1.2
5,920,723		Visa, Inc (Class A)		459,152	2.1
		Other		1,099,151	5.0
				5,375,365	24.4
TECHNOLOGY HARDWARE & EQUIPMENT
9,751,997	d	Apple, Inc		1,026,495	4.6
		Other		195,463	0.9
				1,221,958	5.5
TELECOMMUNICATION SERVICES
2,573,967		Verizon Communications, Inc		118,969	0.5
		Other		105,523	0.5
				224,492	1.0
TRANSPORTATION
1,414,519		Union Pacific Corp		110,615	0.5
		Other		429,616	1.9
				540,231	2.4
UTILITIES				1,805	0.0
		TOTAL COMMON STOCKS	(Cost $17,556,208)	21,925,663	99.1

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				113,967	0.5
TREASURY DEBT				76,880	0.3

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
533,630,785	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		533,631	2.4
				533,631	2.4
TOTAL SHORT-TERM INVESTMENTS			(Cost $724,481)	724,478	3.2

		TOTAL PORTFOLIO	(Cost $18,280,689)	22,650,141	102.3
		OTHER ASSETS & LIABILITIES, NET		(517,996)	(2.3)
		NET ASSETS		$22,132,145	100.0%

44	2015 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Growth Account  ■  December 31, 2015

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/15, the aggregate value of securities on loan is $518,588,000.

At 12/31/15, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $61,372,000 or 0.3% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2015 Annual Report	45

Summary portfolio of investments

CREF Equity Index Account  ■  December 31, 2015

Shares		Company	Value (000)	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$185,323	1.1%
BANKS
7,745,786		Bank of America Corp	130,362	0.8
2,224,775		Citigroup, Inc	115,132	0.7
2,723,601		JPMorgan Chase & Co	179,839	1.1
3,419,622		Wells Fargo & Co	185,891	1.1
		Other	399,762	2.5
			1,010,986	6.2
CAPITAL GOODS
469,229		3M Co	70,685	0.4
506,233		Boeing Co	73,196	0.5
6,921,068		General Electric Co	215,591	1.3
651,280		United Technologies Corp	62,569	0.4
		Other	801,043	4.9
			1,223,084	7.5
COMMERCIAL & PROFESSIONAL SERVICES			175,830	1.1
CONSUMER DURABLES & APPAREL			269,843	1.7
CONSUMER SERVICES
701,841		McDonald’s Corp	82,915	0.5
1,109,740		Starbucks Corp	66,618	0.4
		Other	229,322	1.4
			378,855	2.3
DIVERSIFIED FINANCIALS			615,461	3.8
ENERGY
1,385,121		Chevron Corp	124,606	0.7
3,072,330	d	Exxon Mobil Corp	239,488	1.5
932,477		Schlumberger Ltd	65,040	0.4
		Other	533,514	3.3
			962,648	5.9
FOOD & STAPLES RETAILING
828,719		CVS Health Corp	81,024	0.5
1,162,129		Wal-Mart Stores, Inc	71,239	0.5
		Other	182,990	1.1
			335,253	2.1
FOOD, BEVERAGE & TOBACCO
1,448,932		Altria Group, Inc	84,342	0.5
2,875,732		Coca-Cola Co	123,542	0.7
1,082,167		PepsiCo, Inc	108,130	0.7
1,138,277		Philip Morris International, Inc	100,066	0.6
		Other	387,869	2.4
			803,949	4.9

46	2015 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Equity Index Account  ■  December 31, 2015

Shares		Company	Value (000)	% of net assets
HEALTH CARE EQUIPMENT & SERVICES
1,044,195		Medtronic plc	$80,319	0.5%
697,057		UnitedHealth Group, Inc	82,002	0.5
		Other	676,558	4.1
			838,879	5.1
HOUSEHOLD & PERSONAL PRODUCTS
1,990,504		Procter & Gamble Co	158,066	1.0
		Other	130,805	0.8
			288,871	1.8
INSURANCE
1,368,681	*	Berkshire Hathaway, Inc (Class B)	180,720	1.1
		Other	491,405	3.0
			672,125	4.1
MATERIALS			502,426	3.1
MEDIA
1,839,586		Comcast Corp (Class A)	103,808	0.6
1,244,744		Walt Disney Co	130,797	0.8
		Other	277,379	1.7
			511,984	3.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,217,272		AbbVie, Inc	72,111	0.4
289,808	*	Allergan plc	90,565	0.5
559,100		Amgen, Inc	90,759	0.6
1,228,895		Bristol-Myers Squibb Co	84,536	0.5
586,722	*	Celgene Corp	70,266	0.4
1,078,657		Gilead Sciences, Inc	109,149	0.7
2,035,748		Johnson & Johnson	209,112	1.3
2,072,781		Merck & Co, Inc	109,484	0.7
4,522,998		Pfizer, Inc	146,003	0.9
		Other	575,930	3.5
			1,557,915	9.5
REAL ESTATE			679,954	4.2
RETAILING
279,967	*	Amazon.com, Inc	189,227	1.1
954,839		Home Depot, Inc	126,278	0.8
		Other	532,360	3.3
			847,865	5.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
3,478,760		Intel Corp	119,843	0.7
		Other	272,714	1.7
			392,557	2.4

See notes to financial statements	College Retirement Equities Fund ■ 2015 Annual Report	47

Summary portfolio of investments	continued

CREF Equity Index Account  ■  December 31, 2015

Shares		Company		Value (000)	% of net assets
SOFTWARE & SERVICES
211,966	*	Alphabet, Inc (Class A)		$164,912	1.0%
215,795	*	Alphabet, Inc (Class C)		163,762	1.0
1,591,937	*	Facebook, Inc		166,612	1.0
665,410		International Business Machines Corp		91,574	0.6
734,581		Mastercard, Inc (Class A)		71,519	0.4
5,949,308		Microsoft Corp		330,067	2.0
2,343,471		Oracle Corp		85,607	0.5
1,438,349		Visa, Inc (Class A)		111,544	0.7
		Other		764,297	4.7
				1,949,894	11.9
TECHNOLOGY HARDWARE & EQUIPMENT
4,233,303		Apple, Inc		445,597	2.8
3,751,334		Cisco Systems, Inc		101,868	0.6
		Other		345,138	2.1
				892,603	5.5
TELECOMMUNICATION SERVICES
4,470,855		AT&T, Inc		153,842	0.9
3,002,068		Verizon Communications, Inc		138,756	0.9
		Other		61,044	0.4
				353,642	2.2
TRANSPORTATION				338,400	2.1
UTILITIES				496,586	3.0
		TOTAL COMMON STOCKS	(Cost $9,202,465)	16,284,933	99.8

RIGHTS / WARRANTS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				16	0.0
TELECOMMUNICATION SERVICES				118	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $118)	134	0.0

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
572,035,124	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		572,035	3.5
				572,035	3.5
		TOTAL SHORT-TERM INVESTMENTS	(Cost $572,035)	572,035	3.5

		TOTAL PORTFOLIO	(Cost $9,774,618)	16,857,102	103.3
		OTHER ASSETS & LIABILITIES, NET		(545,200)	(3.3)
		NET ASSETS		$16,311,902	100.0%

48	2015 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Equity Index Account ■ December 31, 2015

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/2015, the aggregate value of securities on loan is $552,971,000.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2015 Annual Report	49

Summary portfolio of investments

CREF Bond Market Account  ■  December 31, 2015

Principal	Issuer	Value (000)	% of net assets
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS	$6,313	0.1%
CAPITAL GOODS	4,127	0.0
COMMERCIAL & PROFESSIONAL SERVICES	656	0.0
CONSUMER DURABLES & APPAREL	1,190	0.0
CONSUMER SERVICES	12,384	0.1
DIVERSIFIED FINANCIALS	8,662	0.0
ENERGY	3,526	0.0
FOOD & STAPLES RETAILING	5,455	0.0
HEALTH CARE EQUIPMENT & SERVICES	8,342	0.1
MATERIALS	8,738	0.1
MEDIA	13,772	0.1
RETAILING	1,515	0.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	11,597	0.1
SOFTWARE & SERVICES	9,926	0.1
TECHNOLOGY HARDWARE & EQUIPMENT	6,271	0.1
UTILITIES	188	0.0
TOTAL BANK LOAN OBLIGATIONS	(Cost $104,600)	102,662	0.8
BONDS

CORPORATE BONDS
AUTOMOBILES & COMPONENTS	27,455	0.2
BANKS
$50,000,000	g	Toronto-Dominion Bank	1.500%, 03/13/17	50,082	0.4
Other	843,386	6.3
893,468	6.7
CAPITAL GOODS	92,507	0.7
COMMERCIAL & PROFESSIONAL SERVICES	121,564	0.9
CONSUMER DURABLES & APPAREL	24,633	0.2
CONSUMER SERVICES	129,557	1.0
DIVERSIFIED FINANCIALS
116,600,000	Morgan Stanley	1.875%–6.375%, 01/05/18–07/24/42	118,926	1.0
Other	531,586	4.0
650,512	5.0
ENERGY	323,962	2.5
FOOD & STAPLES RETAILING	69,065	0.5
FOOD, BEVERAGE & TOBACCO	121,788	0.9

50	2015 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Bond Market Account  ■  December 31, 2015

Principal		Issuer		Value (000)	% of net assets
HEALTH CARE EQUIPMENT & SERVICES				$146,259	1.1%
HOUSEHOLD & PERSONAL PRODUCTS				27,076	0.2
INSURANCE				242,369	1.8
MATERIALS				174,089	1.3
MEDIA				248,919	1.9
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				190,860	1.4
REAL ESTATE				160,026	1.2
RETAILING				70,889	0.5
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				12,000	0.1
SOFTWARE & SERVICES				88,532	0.7
TECHNOLOGY HARDWARE & EQUIPMENT				46,087	0.3
TELECOMMUNICATION SERVICES				213,075	1.6
TRANSPORTATION				145,120	1.1
UTILITIES				438,879	3.3
		TOTAL CORPORATE BONDS	(Cost $4,720,382)	4,658,691	35.1

GOVERNMENT BONDS
AGENCY SECURITIES
$180,990,000		Private Export Funding Corp (PEFCO)	1.375%–5.450%, 07/15/16–11/15/22	185,210	1.4
		Other		84,268	0.5
				269,478	1.9
FOREIGN GOVERNMENT BONDS				649,249	4.9
MORTGAGE BACKED
86,304,585		Federal Home Loan Mortgage Corp (FHLMC)	3.500%, 10/01/45	89,132	0.7
56,000,000	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	3.000%, 01/15/31	57,696	0.4
107,000,000	h	FGLMC	4.000%, 01/15/46	113,006	0.9
230,567,762		FGLMC	3.500%–8.000%, 12/01/16–01/15/46	245,113	1.8
50,000,000	h	Federal National Mortgage Association (FNMA)	3.000%, 01/25/31	51,498	0.4
59,000,000	h	FNMA	2.500%, 02/25/31	59,345	0.4
58,000,000	h	FNMA	3.000%, 02/25/46	57,864	0.4
55,723,792		FNMA	4.000%, 01/01/45	59,658	0.5
75,000,000	h	FNMA	3.000%, 01/25/46	74,974	0.6
89,000,000	h	FNMA	3.500%, 01/25/46	91,794	0.7
54,000,000	h	FNMA	4.000%, 01/25/46	57,127	0.4
61,000,000	h	FNMA	4.500%, 02/25/46	65,761	0.5
88,000,000	h	FNMA	3.500%, 03/25/46	90,344	0.7
61,000,000	h	FNMA	4.000%, 03/25/46	64,260	0.5
1,095,999,504		FNMA	0.772%–9.000%, 04/01/16–02/25/46	1,129,138	8.5
51,924,893		Government National Mortgage Association (GNMA)	4.000%, 06/15/45	55,204	0.4
61,000,000	h	GNMA	3.000%, 01/20/46	61,805	0.5
100,000,000	h	GNMA	3.500%, 01/20/46	104,211	0.8
319,286,938		GNMA	2.176%–9.500%, 06/15/16–03/20/46	298,152	2.2

See notes to financial statements	College Retirement Equities Fund ■ 2015 Annual Report	51

Summary portfolio of investments	continued

CREF Bond Market Account  ■  December 31, 2015

Principal		Issuer		Value (000)	% of net assets
MORTGAGE BACKED—continued
		Other		$73,228	0.6%
				2,899,310	21.9
MUNICIPAL BONDS
$170,300,000		State of Illinois	0.750%–5.463%, 06/15/16–04/01/28	165,863	1.3
		Other		185,048	1.4
				350,911	2.7
U.S. TREASURY SECURITIES
49,175,000		United States Treasury Bond	5.250%, 02/15/29	64,431	0.5
100,686,000		United States Treasury Bond	5.375%, 02/15/31	136,512	1.0
65,602,000		United States Treasury Bond	4.500%, 02/15/36	83,960	0.6
56,375,000		United States Treasury Bond	3.625%, 08/15/43	63,367	0.5
130,330,000		United States Treasury Bond	2.875%, 08/15/45	126,334	1.0
106,000,000		United States Treasury Bond	3.000%, 11/15/45	105,482	0.8
142,834,000		United States Treasury Bond	3.000%–6.375%, 08/15/27–05/15/45	168,196	1.3
99,210,000		United States Treasury Note	0.625%, 07/31/17	98,659	0.7
209,865,000		United States Treasury Note	0.875%, 07/15/18	207,992	1.6
145,487,000		United States Treasury Note	1.625%, 07/31/20	144,829	1.1
56,188,300		United States Treasury Note	1.625%, 11/30/20	55,870	0.4
133,872,000		United States Treasury Note	8.000%, 11/15/21	178,869	1.3
73,000,000		United States Treasury Note	1.750%, 02/28/22	71,972	0.5
63,000,000		United States Treasury Note	2.000%, 07/31/22	62,835	0.5
106,110,000		United States Treasury Note	1.875%, 08/31/22	104,893	0.8
130,965,000		United States Treasury Note	1.750%, 09/30/22	128,369	1.0
63,302,300		United States Treasury Note	2.250%, 11/15/25	63,161	0.5
329,366,900		United States Treasury Note	0.375%–3.125%, 03/15/16–06/30/22	329,684	2.5
				2,195,415	16.6
		TOTAL GOVERNMENT BONDS	(Cost $6,330,747)	6,364,363	48.0

STRUCTURED ASSETS
ASSET BACKED
71,329,819	g	Domino’s Pizza Master Issuer LLC
		Series - 2012 1A (Class A2)	5.216%, 01/25/42	73,382	0.5
79,872,000		Santander Drive Auto Receivables Trust
		Series - 2013 5 (Class C)	2.250%, 06/17/19	80,155	0.6
52,250,000		Santander Drive Auto Receivables Trust
		Series - 2014 2 (Class B)	1.620%, 02/15/19	52,255	0.4
88,631,262	g	SpringCastle America Funding LLC
		Series - 2014 AA (Class A)	2.700%, 05/25/23	88,432	0.7
		Other		502,658	3.8
				796,882	6.0
OTHER MORTGAGE BACKED
88,795,000	g	Wachovia Bank Commercial Mortgage Trust	5.703%, 06/15/49	92,511	0.7
		Series - 2007 C32 (Class AMFX)
		Other		906,859	6.8
				999,370	7.5
		TOTAL STRUCTURED ASSETS	(Cost $1,810,402)	1,796,252	13.5
		TOTAL BONDS	(Cost $12,861,531)	12,819,306	96.6

52	2015 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Bond Market Account  ■  December 31, 2015

Shares		Company		Value (000)	% of net assets
PREFERRED STOCKS
BANKS				$6,945	0.1%
		TOTAL PREFERRED STOCKS	(Cost $49,941)	6,945	0.1

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$50,000,000		Federal Home Loan Bank (FHLB)	0.130%, 01/11/16	49,999	0.4
73,000,000	w	FHLB	0.170%–0.210%, 01/25/16	72,994	0.5
50,000,000		FHLB	0.335%, 02/10/16	49,987	0.4
50,000,000		FHLB	0.400%, 02/16/16	49,985	0.4
100,000,000		FHLB	0.430%, 02/22/16	99,966	0.8
50,000,000		FHLB	0.250%, 02/24/16	49,982	0.4
317,700,000		FHLB	0.105%–0.451%, 01/04/16–04/04/16	317,605	2.4
		Other		71,812	0.5
				762,330	5.8
TREASURY DEBT
90,000,000		United States Treasury Bill	0.102%, 02/11/16	89,987	0.7
50,000,000	w	United States Treasury Bill	0.176%, 04/21/16	49,969	0.4
100,000,000	w	United States Treasury Bill	0.211%–0.217%, 04/28/16	99,916	0.8
100,000,000	w	United States Treasury Bill	0.200%, 05/26/16	99,846	0.7
50,000,000	w	United States Treasury Bill	0.398%, 06/09/16	49,902	0.4
100,000,000	w	United States Treasury Bill	0.241%–0.251%, 06/23/16	99,778	0.7
187,000,000		United States Treasury Bill	0.113%–-0.176%, 01/07/16–03/17/16	136,987	1.0
				626,385	4.7
		TOTAL SHORT-TERM INVESTMENTS	(Cost $1,388,811)	1,388,715	10.5

		TOTAL PORTFOLIO	(Cost $14,404,883)	14,317,628	108.0
		OTHER ASSETS & LIABILITIES, NET		(1,056,550)	(8.0)
		NET ASSETS		$13,261,078	100.0%

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/15, the aggregate value of these securities, including those in “Other,” is $1,856,482,000, or 14.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2015 Annual Report	53

Portfolio of investments

CREF Inflation-Linked Bond Account  ■  December 31, 2015

Principal		Issuer		Value (000)	% of net assets
GOVERNMENT BONDS
AGENCY SECURITIES
$3,500,000		Private Export Funding Corp (PEFCO)	2.300%, 09/15/20	$3,522	0.1%
3,000,000		PEFCO	3.250%, 06/15/25	3,080	0.0
3,500,000		Ukraine Government AID Bonds	1.847%, 05/29/20	3,486	0.1
				10,088	0.2
MORTGAGE BACKED
14,254,404		Government National Mortgage Association (GNMA)	3.650%, 02/15/32	15,089	0.2
				15,089	0.2
U.S. TREASURY SECURITIES
11,000,000		United States Treasury Bond	2.875%, 08/15/45	10,663	0.2
109,693,531	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/17	112,381	1.7
404,121,034	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/17	403,215	6.0
139,659,269	k	United States Treasury Inflation Indexed Bonds	2.625%, 07/15/17	145,828	2.2
147,645,765	k	United States Treasury Inflation Indexed Bonds	1.625%, 01/15/18	152,206	2.3
319,576,340	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/18	318,818	4.8
149,561,376	k	United States Treasury Inflation Indexed Bonds	1.375%, 07/15/18	154,767	2.3
146,782,175	k	United States Treasury Inflation Indexed Bonds	2.125%, 01/15/19	155,232	2.3
226,351,690	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/19	224,876	3.4
137,012,160	k	United States Treasury Inflation Indexed Bonds	1.875%, 07/15/19	145,185	2.2
224,701,398	k	United States Treasury Inflation Indexed Bonds	1.375%, 01/15/20	233,400	3.5
100,547,370	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/20	99,193	1.5
290,784,012	k	United States Treasury Inflation Indexed Bonds	1.250%, 07/15/20	302,129	4.5
361,992,344	k	United States Treasury Inflation Indexed Bonds	1.125%, 01/15/21	372,838	5.6
343,806,966	k	United States Treasury Inflation Indexed Bonds	0.625%, 07/15/21	345,694	5.2
342,552,823	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/22	331,558	5.0
400,258,620	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/22	387,595	5.8
270,997,830	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/23	259,472	3.9
52,123,020	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/23	50,845	0.8
77,723,913	k	United States Treasury Inflation Indexed Bonds	0.625%, 01/15/24	76,726	1.1
70,116,900	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/24	66,483	1.0
58,241,860	k	United States Treasury Inflation Indexed Bonds	0.250%, 01/15/25	55,497	0.8
224,294,013	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/25	254,590	3.8
27,580,850	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/25	26,657	0.4
213,692,197	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/26	237,007	3.6
160,632,918	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/27	185,363	2.8
198,563,970	k	United States Treasury Inflation Indexed Bonds	1.750%, 01/15/28	216,535	3.2
139,736,163	k	United States Treasury Inflation Indexed Bonds	3.625%, 04/15/28	182,331	2.7
180,458,991	k	United States Treasury Inflation Indexed Bonds	2.500%, 01/15/29	213,351	3.2
169,403,470	k	United States Treasury Inflation Indexed Bonds	3.875%, 04/15/29	229,687	3.4
42,556,812	k	United States Treasury Inflation Indexed Bonds	3.375%, 04/15/32	57,446	0.9
79,944,787	k	United States Treasury Inflation Indexed Bonds	2.125%, 02/15/40	93,803	1.4
75,373,952	k	United States Treasury Inflation Indexed Bonds	2.125%, 02/15/41	88,930	1.3
213,989,514	k	United States Treasury Inflation Indexed Bonds	0.750%, 02/15/42	187,222	2.8
117,931,860	k	United States Treasury Inflation Indexed Bonds	0.625%, 02/15/43	99,371	1.5
85,213,420	k	United States Treasury Inflation Indexed Bonds	1.375%, 02/15/44	86,370	1.3
15,150,300	k	United States Treasury Inflation Indexed Bonds	0.750%, 02/15/45	13,153	0.2
15,000,000		United States Treasury Note	1.625%, 06/30/20	14,942	0.1
				6,591,359	98.7
		TOTAL GOVERNMENT BONDS	(Cost $6,461,845)	6,616,536	99.1

54	2015 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Portfolio of investments	concluded

CREF Inflation-Linked Bond Account  ■  December 31, 2015

Principal	Issuer		Value (000)	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$20,000,000	Federal Home Loan Bank (FHLB)	0.100%, 01/20/16	$19,999	0.3%
			19,999	0.3
	TOTAL SHORT-TERM INVESTMENTS	(Cost $19,999)	19,999	0.3

	TOTAL PORTFOLIO	(Cost $6,481,844)	6,636,535	99.4
	OTHER ASSETS & LIABILITIES, NET		36,831	0.6
	NET ASSETS		$6,673,366	100.0%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

See notes to financial statements	College Retirement Equities Fund ■ 2015 Annual Report	55

Summary portfolio of investments

CREF Social Choice Account  ■  December 31, 2015

Principal		Issuer		Value (000)	% of net assets
BANK LOAN OBLIGATIONS
ENERGY				$16,352	0.1%
MEDIA				3,169	0.0
UTILITIES				24,118	0.2
		TOTAL BANK LOAN OBLIGATIONS	(Cost $46,460)	43,639	0.3

BONDS

CORPORATE BONDS
AUTOMOBILES & COMPONENTS				36,313	0.3
BANKS
$51,000,000		Bank of America Corp	1.950%, 05/12/18	50,710	0.4
43,000,000	g	ING Bank NV	2.000%, 11/26/18	42,829	0.3
		Other		275,467	2.1
				369,006	2.8
CAPITAL GOODS				64,943	0.5
COMMERCIAL & PROFESSIONAL SERVICES				26,917	0.2
CONSUMER DURABLES & APPAREL				2,876	0.0
CONSUMER SERVICES				63,375	0.5
DIVERSIFIED FINANCIALS
45,500,000		Morgan Stanley	2.200%, 12/07/18	45,529	0.3
		Other		85,978	0.7
				131,507	1.0
ENERGY				118,611	0.9
FOOD & STAPLES RETAILING				1,436	0.0
FOOD, BEVERAGE & TOBACCO				16,981	0.1
HEALTH CARE EQUIPMENT & SERVICES				26,703	0.2
INSURANCE				55,591	0.4
MATERIALS				75,590	0.6
MEDIA				28,344	0.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				28,414	0.2
REAL ESTATE				66,009	0.5
TECHNOLOGY HARDWARE & EQUIPMENT				19,527	0.1
TELECOMMUNICATION SERVICES				9,390	0.1
TRANSPORTATION				123,512	1.0
UTILITIES				357,549	2.7
		TOTAL CORPORATE BONDS	(Cost $1,643,632)	1,622,594	12.3

56	2015 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Social Choice Account  ■  December 31, 2015

Principal		Issuer		Value (000)	% of net assets
GOVERNMENT BONDS
AGENCY SECURITIES
$177,729,390		Overseas Private Investment
		Corp (OPIC)	0.000%–4.440%, 04/30/17–07/31/33	$182,451	1.4%
		Other		412,227	2.9
				594,678	4.3
FOREIGN GOVERNMENT BONDS
45,000,000		Inter-American Development Bank	1.185%, 07/09/18	44,840	0.3
68,200,000		KFW	1.875%, 11/30/20	67,893	0.5
		Other		521,114	3.9
				633,847	4.7
MORTGAGE BACKED
40,000,000	h	Federal National Mortgage Association (FNMA)	3.500%, 01/25/46	41,256	0.3
610,004,692		FNMA	0.772%–8.000%, 03/01/23–03/25/46	635,741	4.8
45,000,000	h	Government National Mortgage Association (GNMA)	3.500%, 01/20/46	46,895	0.3
221,847,314		GNMA	2.300%–9.000%, 12/15/17–03/20/46	214,174	1.6
		Other		175,665	1.3
				1,113,731	8.3
MUNICIPAL BONDS
38,830,000		State of California	3.750%, 10/01/37	40,145	0.3
		Other		462,283	3.5
				502,428	3.8
U.S. TREASURY SECURITIES
50,000,000		United States Treasury Bond	2.875%, 05/15/43	48,649	0.4
68,310,000		United States Treasury Bond	2.875%, 08/15/45	66,216	0.5
85,860,400		United States Treasury Note	2.250%, 11/15/25	85,668	0.6
		Other		97,486	0.7
				298,019	2.2
		TOTAL GOVERNMENT BONDS	(Cost $3,105,197)	3,142,703	23.3

STRUCTURED ASSETS
ASSET BACKED				197,098	1.5
OTHER MORTGAGE BACKED				252,653	1.9
		TOTAL STRUCTURED ASSETS	(Cost $454,422)	449,751	3.4
		TOTAL BONDS	(Cost $5,203,251)	5,215,048	39.0

Shares		Company
COMMON STOCKS
AUTOMOBILES & COMPONENTS				225,450	1.7
BANKS
993,473		US Bancorp		42,391	0.3
		Other		500,605	3.8
				542,996	4.1

See notes to financial statements	College Retirement Equities Fund ■ 2015 Annual Report	57

Summary portfolio of investments	continued

CREF Social Choice Account  ■  December 31, 2015

Shares	Company	Value (000)	% of net assets
CAPITAL GOODS
333,306	3M Co	$50,210	0.4%
441,807	Danaher Corp	41,035	0.3
	Other	450,042	3.4
		541,287	4.1
COMMERCIAL & PROFESSIONAL SERVICES		57,307	0.4
CONSUMER DURABLES & APPAREL
756,504	Nike, Inc (Class B)	47,282	0.4
	Other	89,037	0.7
		136,319	1.1
CONSUMER SERVICES
469,441	McDonald’s Corp	55,460	0.4
827,813	Starbucks Corp	49,693	0.4
	Other	89,426	0.7
		194,579	1.5
DIVERSIFIED FINANCIALS		446,290	3.3
ENERGY		486,426	3.6
FOOD & STAPLES RETAILING		118,666	0.9
FOOD, BEVERAGE & TOBACCO
1,015,822	Mondelez International, Inc	45,549	0.3
645,075	PepsiCo, Inc	64,456	0.5
	Other	224,474	1.7
		334,479	2.5
HEALTH CARE EQUIPMENT & SERVICES		286,169	2.2
HOUSEHOLD & PERSONAL PRODUCTS
1,021,154	Procter & Gamble Co	81,090	0.6
	Other	123,997	0.9
		205,087	1.5
INSURANCE
649,806 *	Berkshire Hathaway, Inc (Class B)	85,800	0.6
	Other	387,166	2.9
		472,966	3.5
MATERIALS		378,155	2.8
MEDIA
666,249	Walt Disney Co	70,009	0.5
	Other	160,144	1.2
		230,153	1.7

58	2015 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Social Choice Account  ■  December 31, 2015

Shares		Company	Value (000)	% of net assets
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
358,605		Amgen, Inc	$58,212	0.4%
813,363		Bristol-Myers Squibb Co	55,951	0.4
382,305	*	Celgene Corp	45,785	0.3
620,886		Gilead Sciences, Inc	62,828	0.5
932,726		Johnson & Johnson	95,810	0.7
1,158,448		Merck & Co, Inc	61,189	0.5
534,790		Novartis AG.	46,002	0.4
167,261		Roche Holding AG.	46,349	0.4
		Other	362,469	2.7
			834,595	6.3
REAL ESTATE
211,063		Simon Property Group, Inc	41,039	0.3
		Other	308,685	2.3
			349,724	2.6
RETAILING
599,108		Lowe’s Companies, Inc	45,556	0.4
		Other	190,911	1.4
			236,467	1.8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,976,101		Intel Corp	68,077	0.5
741,679		Texas Instruments, Inc	40,651	0.3
		Other	66,123	0.5
			174,851	1.3
SOFTWARE & SERVICES
416,030		Accenture plc	43,475	0.3
97,031	*	Alphabet, Inc (Class A)	75,491	0.6
98,994	*	Alphabet, Inc (Class C)	75,125	0.6
403,104		International Business Machines Corp	55,475	0.4
524,496		Mastercard, Inc (Class A)	51,065	0.4
1,514,138		Oracle Corp	55,311	0.4
		Other	338,740	2.5
			694,682	5.2
TECHNOLOGY HARDWARE & EQUIPMENT
2,272,014		Cisco Systems, Inc	61,697	0.5
844,574		Qualcomm, Inc	42,216	0.3
		Other	157,867	1.2
			261,780	2.0
TELECOMMUNICATION SERVICES
1,613,520		Verizon Communications, Inc	74,577	0.6
		Other	149,838	1.1
			224,415	1.7

See notes to financial statements	College Retirement Equities Fund ■ 2015 Annual Report	59

Summary portfolio of investments	continued

CREF Social Choice Account  ■  December 31, 2015

Shares		Company		Value (000)	% of net assets
TRANSPORTATION
449,579		United Parcel Service, Inc (Class B)		$43,263	0.3%
		Other		200,044	1.5
				243,307	1.8
UTILITIES				276,677	2.1
		TOTAL COMMON STOCKS	(Cost $6,226,009)	7,952,827	59.7

PREFERRED STOCKS
BANKS				18,857	0.1
		TOTAL PREFERRED STOCKS	(Cost $38,865)	18,857	0.1

RIGHTS / WARRANTS
ENERGY				481	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $488)	481	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$50,000,000	w	Federal Home Loan Bank (FHLB)	0.175%, 02/23/16	49,983	0.4
50,000,000		FHLB	0.471%, 03/08/16	49,973	0.4
50,000,000	w	Federal Home Loan Mortgage Corp (FHLMC)	0.160%, 02/10/16	49,987	0.4
		Other		227,681	1.6
				377,624	2.8
TREASURY DEBT
80,000,000		United States Treasury Bill	0.141%, 03/24/16	79,968	0.6
41,000,000		United States Treasury Bill	0.212%, 04/28/16	40,966	0.3
		Other		17,000	0.1
				137,934	1.0
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
GOVERNMENT AGENCY DEBT				173,671	1.3
TREASURY DEBT
50,000,000		United States Treasury Bill	0.190%, 04/21/16	49,971	0.4
		Other		51,970	0.4
				101,941	0.8
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				275,612	2.1
		TOTAL SHORT-TERM INVESTMENTS	(Cost $791,178)	791,170	5.9

		TOTAL PORTFOLIO	(Cost $12,306,251)	14,022,022	105.0
		OTHER ASSETS & LIABILITIES, NET		(668,070)	(5.0)
		NET ASSETS		$13,353,952	100.0%

60	2015 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Social Choice Account  ■  December 31, 2015

*	Non-income producing
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/15, the aggregate value of these securities, including those in “Other,” is $695,045,000, or 5.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/15, the aggregate value of securities on loan is $288,127,000.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2015 Annual Report	61

Summary portfolio of investments

CREF Money Market Account  ■  December 31, 2015

Principal		Issuer		Value (000)	% of net assets
SHORT-TERM INVESTMENTS
CERTIFICATE OF DEPOSIT
$182,000,000		Banco Del Estado De Chile	0.260%–0.600%, 01/08/16–03/21/16	$182,000	1.6%
125,000,000		Toronto-Dominion Bank	0.010%–0.430%, 01/04/16–03/07/16	125,000	1.1
				307,000	2.7
COMMERCIAL PAPER
268,860,000	y	Apple, Inc	0.150%–0.390%, 01/04/16–02/25/16	268,823	2.4
180,698,000	y	Australia & New Zealand Banking Group Ltd	0.285%–0.640%, 02/12/16–03/23/16	180,572	1.6
107,585,000	y	Bedford Row Funding Corp	0.220%–0.670%, 01/25/16–04/19/16	107,510	1.2
155,180,000		Exxon Mobil Corp	0.120%–0.450%, 01/08/16–02/26/16	155,115	1.4
128,900,000		Korea Development Bank	0.260%–0.540%, 01/12/16–04/25/16	128,842	1.1
187,395,000	y	National Australia Bank Ltd	0.225%–0.430%, 01/04/16–03/09/16	187,344	1.6
143,320,000	y	Nestle Capital Corp	0.220%–0.335%, 01/11/16–02/16/16	143,284	1.3
135,098,000	y	Old Line Funding LLC	0.290%–0.800%, 02/08/16–05/20/16	134,939	1.2
85,459,000		Province of British Columbia Canada	0.160%–0.250%, 01/11/16	85,454	0.7
223,915,000		Province of British Columbia
		Canada	0.200%–0.530%, 01/06/16–03/11/16	223,840	2.0
193,325,000		Province of Ontario Canada	0.170%–0.470%, 01/21/16–03/14/16	193,218	1.7
234,600,000	y	Province of Quebec Canada	0.160%–0.460%, 01/05/16–03/22/16	234,525	2.0
239,585,000	y	PSP Capital, Inc	0.220%–0.500%, 01/13/16–02/22/16	239,526	2.1
176,300,000	y	Unilever Capital Corp	0.170%–0.470%, 01/05/16–03/04/16	176,243	1.5
		Other		1,045,182	9.1
				3,504,417	30.9
GOVERNMENT AGENCY DEBT
67,600,000		Federal Home Loan Bank (FHLB)	0.090%–0.225%, 01/08/16	67,599	0.6
59,090,000		FHLB	0.110%–0.150%, 01/12/16	59,088	0.5
100,100,000		FHLB	0.110%–0.210%, 01/15/16	100,094	0.9
153,081,000		FHLB	0.110%–0.310%, 01/22/16	153,067	1.3
68,000,000		FHLB	0.150%–0.305%, 01/25/16	67,991	0.6
105,695,000		FHLB	0.130%–0.170%, 01/26/16	105,683	0.9
95,869,000		FHLB	0.122%–0.340%, 01/27/16	95,858	0.8
59,600,000		FHLB	0.165%–0.320%, 01/28/16	59,591	0.5
144,000,000		FHLB	0.138%–0.140%, 01/29/16	143,984	1.3
130,000,000		FHLB	0.145%–0.345%, 02/03/16	129,976	1.1
82,350,000		FHLB	0.195%–0.230%, 02/05/16	82,334	0.7
62,255,000		FHLB	0.190%–0.335%, 02/10/16	62,237	0.5
111,795,000		FHLB	0.280%–0.420%, 02/16/16	111,746	1.0
118,261,000		FHLB	0.230%–0.368%, 02/17/16	118,218	1.0
94,595,000		FHLB	0.233%–0.390%, 02/19/16	94,557	0.8
110,650,000		FHLB	0.245%–0.350%, 02/24/16	110,605	1.0
100,729,000		FHLB	0.240%–0.300%, 02/26/16	100,684	0.9
59,000,000		FHLB	0.300%–0.315%, 03/02/16	58,970	0.5
90,785,000		FHLB	0.320%–0.470%, 03/09/16	90,719	0.8
152,000,000		FHLB	0.350%–0.460%, 03/30/16	151,851	1.3
922,455,000		FHLB	0.110%–0.670%, 01/04/16–06/13/16	921,999	8.1
67,725,000		Federal Home Loan Mortgage Corp (FHLMC)	0.440%–0.450%, 04/08/16	67,643	0.6

62	2015 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Money Market Account  ■  December 31, 2015

Principal		Issuer		Value (000)	% of net assets
GOVERNMENT AGENCY DEBT—continued
$362,065,000		FHLMC	0.110%–0.590%, 01/14/16–10/19/16	$361,781	3.2%
77,800,000		Federal National Mortgage Association (FNMA)	0.340%, 04/14/16	77,724	0.7
312,388,000		FNMA	0.110%–0.650%, 01/04/16–06/08/16	312,157	2.7
		Other		89,837	0.8
				3,795,993	33.1
TREASURY DEBT
80,000,000		United States Treasury Bill	0.050%–0.150%, 01/07/16	79,999	0.7
100,000,000		United States Treasury Bill	0.071%–0.192%, 01/14/16	99,996	0.9
62,055,000		United States Treasury Bill	0.112%–0.218%, 02/04/16	62,044	0.5
90,000,000		United States Treasury Bill	0.085%–0.229%, 02/11/16	89,984	0.8
80,000,000		United States Treasury Bill	0.032%–0.184%, 02/18/16	79,989	0.7
74,355,000		United States Treasury Bill	0.163%–0.233%, 02/25/16	74,333	0.7
65,000,000		United States Treasury Bill	0.200%–0.249%, 03/03/16	64,975	0.6
85,000,000		United States Treasury Bill	0.111%–0.121%, 04/21/16	84,970	0.7
355,105,000		United States Treasury Bill	0.045%–0.476%, 01/21/16–08/18/16	354,857	3.1
100,000,000		United States Treasury Note	0.375%, 01/15/16	100,007	0.9
120,000,000		United States Treasury Note	0.250%, 02/29/16	120,010	1.1
121,335,000		United States Treasury Note	0.375%, 03/15/16	121,371	1.1
150,000,000		United States Treasury Note	0.375%, 03/31/16	150,058	1.3
150,000,000		United States Treasury Note	0.250%, 04/15/16	150,022	1.3
64,015,000		United States Treasury Note	0.375%, 05/31/16	64,042	0.6
99,560,000		United States Treasury Note	0.625%, 07/15/16	99,709	0.9
242,585,000		United States Treasury Note	0.250%–0.625%, 01/31/16–08/31/16	242,732	2.0
				2,039,098	17.9
VARIABLE RATE SECURITIES
70,000,000	i	Federal Farm Credit Bank (FFCB)	0.450%, 01/13/16	70,000	0.6
60,100,000	i	FFCB	0.500%, 02/01/16	60,104	0.5
150,000,000	i	FFCB	0.263%, 08/10/16	149,985	1.3
120,000,000	i	FFCB	0.398%, 01/24/17	119,994	1.1
64,000,000	i	FFCB	0.425%, 02/23/17	63,978	0.6
76,000,000	i	FFCB	0.243%, 03/02/17	76,000	0.7
105,000,000	i	FFCB	0.326%, 06/15/17	104,989	0.9
72,000,000	i	FFCB	0.331%, 07/17/17	71,993	0.6
413,175,000	i	FFCB	0.321%–0.530%, 03/29/16–08/04/17	413,059	3.6
60,000,000	i	Federal Home Loan Bank (FHLB)	0.229%, 02/17/17	59,974	0.5
60,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.322%, 01/13/17	59,994	0.5
78,000,000	i	Federal National Mortgage Association (FNMA)	0.422%, 07/20/17	77,913	0.7
94,500,000	i	FNMA	0.355%, 08/16/17	94,484	0.8
		Other		353,823	3.0
				1,776,290	15.4
		TOTAL SHORT-TERM INVESTMENTS	(Cost $11,422,798)	11,422,798	100.0

		TOTAL PORTFOLIO	(Cost $11,422,798)	11,422,798	100.0
		OTHER ASSETS & LIABILITIES, NET		1,965	0.0
		NET ASSETS		$11,424,763	100.0%

See notes to financial statements	College Retirement Equities Fund ■ 2015 Annual Report	63

Summary portfolio of investments	concluded

CREF Money Market Account  ■  December 31, 2015

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 12/31/15, the aggregate value of these securities, including those in “Other,” was $2,529,897,000 or 22.1% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations

64	2015 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

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College Retirement Equities Fund ■ 2015 Annual Report	65

Statements of assets and liabilities

College Retirement Equities Funds  ■  December 31, 2015

	(amounts in thousands, except accumulation unit value)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account	Money Market Account

	ASSETS
	Unaffiliated issuers*†	$117,282,592	$18,988,188	$22,116,510	$16,285,067	$14,317,628	$6,636,535	$14,022,022	$11,422,798
	Affiliated issuers‡	165,438	—	533,631	572,035	—	—	—	—
	Total portfolio investments, at value	$117,448,030	$18,988,188	$22,650,141	$16,857,102	$14,317,628	$6,636,535	$14,022,022	$11,422,798
	Cash **#	155,316	8,955	4,661	8,296	105,824	8,847	51,304	2
	Cash — foreign ^	12,744	477	—	—	—	—	170	—
	Dividends and interest receivable	162,596	26,167	12,182	22,639	82,683	30,384	45,053	1,693
	Receivable from securities transactions	176,378	100,197	24,706	176	—	—	201	—
	Receivable for delayed delivery securities	—	—	—	—	919,205	—	354,777	—
	Due from affiliates	—	—	—	—	—	—	—	608
	Other	7,253	1,543	1,541	1,350	1,307	1,099	1,390	1,296
	Total assets	117,962,317	19,125,527	22,693,231	16,889,563	15,426,647	6,676,865	14,474,917	11,426,397

	LIABILITIES
	Investment management fees payable	3,108	538	182	140	226	124	464	66
	Service agreement fees payable	2,306	338	363	261	191	311	51	276
	Payable for collateral for securities loaned	4,587,880	424,198	533,631	572,035	—	—	297,696	—
	Payable for securities transactions	185,352	78,692	24,009	—	44,979	—	23,159	—
	Payable for delayed delivery securities	—	—	—	—	2,117,893	—	794,113	—
	Due to affiliates	124,644	584	224	3,831	917	1,965	4,169	2
	Payable for variation margin on futures contracts	896	1,279	1,137	44	—	—	—	—
	Payable for trustee compensation	7,224	1,536	1,540	1,350	1,363	1,099	1,270	1,290
	Other	2,746	12	—	—	—	—	43	—
	Total liabilities	4,914,156	507,177	561,086	577,661	2,165,569	3,499	1,120,965	1,634
	NET ASSETS	$113,048,161	$18,618,350	$22,132,145	$16,311,902	$13,261,078	$6,673,366	$13,353,952	$11,424,763
CLASS R1 (Accumulation):	Net assets	$14,153,246	$3,311,676	$4,173,853	$3,260,007	$2,148,899	$1,126,818	$2,289,636	$2,224,595
	Units outstanding	39,162	24,005	30,550	20,182	18,892	17,274	11,913	87,124
	Unit value	$361.40	$137.96	$136.62	$161.53	$113.75	$65.23	$192.20	$25.53
CLASS R2 (Accumulation):	Net assets	$33,974,312	$6,435,267	$7,593,942	$5,666,705	$4,598,624	$2,117,636	$4,750,215	$3,507,309
	Units outstanding	93,818	46,555	55,472	35,012	40,348	32,398	24,666	137,360
	Unit value	$362.13	$138.23	$136.90	$161.85	$113.97	$65.36	$192.58	$25.53
CLASS R3 (Accumulation):	Net assets	$53,614,284	$8,527,458	$10,026,528	$7,060,853	$6,236,731	$3,221,806	$5,983,744	$5,498,523
	Units outstanding	147,951	61,648	73,192	43,596	54,683	49,258	31,050	215,343
	Unit value	$362.38	$138.33	$136.99	$161.96	$114.05	$65.41	$192.71	$25.53
ANNUITY:	Net assets	$11,306,319	$343,949	$337,822	$324,337	$276,824	$207,106	$330,357	$194,336
	* Includes securities loaned of	$4,384,757	$400,731	$518,588	$552,971	$—	$—	$288,127	$—
	** Includes cash collateral for securities loaned of	$135,941	$1,875	$—	$—	$—	$—	$22,743	$—
	# Includes cash collateral for mortgage dollar rolls of	$—	$—	$—	$—	$95,000	$—	$27,549	$—
	† Portfolio investments; unaffiliated issuers cost	$113,738,864	$17,737,130	$17,747,058	$9,202,583	$14,404,883	$6,481,844	$12,306,251	$11,422,798
	‡ Portfolio investments; affiliated issuers cost	$176,801	$—	$533,631	$572,035	$—	$—	$—	$—
	^ Foreign cash, cost	$13,119	$477	$—	$—	$—	$—	$169	$—

66	2015 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2015 Annual Report	67

Statements of operations

College Retirement Equities Funds  ■  For the period or year ended December 31, 2015

(amounts in thousands)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account	Money Market Account

INVESTMENT INCOME
Dividends:
Unaffiliated issuers*	$2,592,060	$400,228	$264,268	$346,702	$—	$—	$185,084	$—
Affiliated issuers	1,788	—	—	—	—	—	—	—
Income from securities lending	80,941	9,733	4,393	6,977	—	—	3,973	—
Interest	354	114	122	5	354,505	66,985	141,935	17,923
Other	—	—	—	—	129	—	—	—
Total income	2,675,143	410,075	268,783	353,684	354,634	66,985	330,992	17,923

EXPENSES
Investment management fees	172,444	28,026	16,066	5,412	17,691	4,410	11,826	6,925
Administrative services — Class R1	148,772	26,463	30,716	24,324	17,908	9,713	19,158	15,935
Administrative services — Class R2[a]	58,638	10,850	12,403	9,494	7,591	3,620	8,006	5,738
Administrative services — Class R3[a]	77,597	10,362	11,638	8,526	7,430	4,064	7,359	6,462
Distribution fees — Class R1	54,924	9,846	11,476	9,098	6,652	3,594	7,108	5,960
Distribution fees — Class R2[a]	22,863	4,215	4,826	3,685	2,944	1,398	3,106	2,225
Distribution fees — Class R3[a]	31,194	4,155	4,679	3,422	2,974	1,618	2,948	2,588
Mortality and expense risk charges	6,069	968	1,104	846	676	356	701	570
Total expenses	572,501	94,885	92,908	64,807	63,866	28,773	60,212	46,403
Less: Expenses withheld by TIAA	—	—	—	—	—	—	—	28,480
Net expenses	572,501	94,885	92,908	64,807	63,866	28,773	60,212	17,923
Net investment income (loss)	2,102,642	315,190	175,875	288,877	290,768	38,212	270,780	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments:
Unaffiliated issuers †	8,007,173	743,228	1,631,020	627,403	77,306	14,675	932,483	19
Affiliated issuers	209	—	—	—	—	—	—	—
Futures transactions	13,656	2,270	7,325	2,565	—	8	—	—
Purchased options	(894)	—	—	—	—	—	—	—
Written options	1,401	—	—	—	—	—	—	—
Foreign currency transactions	(16,227)	(3,006)	(295)	1	(717)	—	(665)	—
Net realized gain (loss) on total investments	8,005,318	742,492	1,638,050	629,969	76,589	14,683	931,818	19

Change in unrealized appreciation (depreciation) on:
Portfolio investments:
Unaffiliated issuers ‡	(10,854,430)	(1,126,221)	(460,344)	(876,289)	(306,972)	(170,928)	(1,323,622)	—
Affiliated issuers	(81,413)	—	—	—	—	—	—	—
Futures transactions	(1,529)	(1,863)	(1,104)	22	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(701)	(173)	56	—	78	—	(73)	—
Net change in unrealized appreciation (depreciation) on total investments	(10,938,073)	(1,128,257)	(461,392)	(876,267)	(306,894)	(170,928)	(1,323,695)	—
Net realized and unrealized gain (loss) on total investments	(2,932,755)	(385,765)	1,176,658	(246,298)	(230,305)	(156,245)	(391,877)	19
Net increase (decrease) in net assets from operations	$(830,113)	$(70,575)	$1,352,533	$42,579	$60,463	$(118,033)	$(121,097)	$19
[a] Class commenced operations on April 24, 2015
* Net of foreign withholding taxes of unaffiliated issuers	$99,162	$18,668	$305	$96	$11	$—	$4,864	$—
† Includes net gain (loss) from securities sold to affiliates of	$254,283	$14,595	$44,547	$13,558	$—	$—	$26,120	$—
‡ Includes net change in unrealized foreign capital gains taxes of	$1,485	$—	$—	$—	$—	$—	$—	$—

68	2015 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2015 Annual Report	69

Statements of changes in net assets

College Retirement Equities Funds  ■  For the period or year ended

		Stock Account		Global Equities Account		Growth Account
(amounts in thousands except accumulation units)		December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014

OPERATIONS
Net investment income (loss)		$2,102,642	$2,228,632	$315,190	$391,079	$175,875	$171,402
Net realized gain (loss) on total investments		8,005,318	16,011,511	742,492	1,906,677	1,638,050	2,550,165
Net change in unrealized appreciation (depreciation) on total investments		(10,938,073)	(10,422,708)	(1,128,257)	(1,517,255)	(461,392)	(138,453)
Net increase (decrease) in net assets from operations		(830,113)	7,817,435	(70,575)	780,501	1,352,533	2,583,114

FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	1,712,179	4,319,676	540,428	1,070,247	610,928	1,071,482
	Class R2*	790,206	—	245,494	—	254,719	—
	Class R3*	1,494,783	—	358,894	—	421,713	—
Net transfers between CREF Accounts:	Class R1	(652,441)	(1,171,616)	143,081	50,310	166,492	116,778
	Class R2*	(299,386)	—	93,543	—	48,075	—
	Class R3*	(435,914)	—	94,034	—	107,376	—
Transfers in connection with new classes (see note 1):	Class R1	(99,377,815)	—	(16,268,614)	—	(18,108,628)	—
	Class R2*	38,646,737	—	6,989,560	—	7,851,208	—
	Class R3*	60,731,078	—	9,279,054	—	10,257,420	—
Withdrawals and death benefits:	Class R1	(5,117,846)	(11,435,122)	(902,196)	(1,823,003)	(1,038,914)	(1,790,011)
	Class R2*	(2,614,060)	—	(435,416)	—	(485,839)	—
	Class R3*	(4,021,238)	—	(584,319)	—	(640,284)	—
Annuity payments:		(1,452,176)	(1,399,568)	(36,393)	(33,999)	(32,581)	(27,098)
Net increase (decrease) from participant transactions		(10,595,893)	(9,686,630)	(482,850)	(736,445)	(588,315)	(628,849)

Net increase (decrease) in net assets		(11,426,006)	(1,869,195)	(553,425)	44,056	764,218	1,954,265

NET ASSETS
Beginning of period		124,474,167	126,343,362	19,171,775	19,127,719	21,367,927	19,413,662
End of period		$113,048,161	$124,474,167	$18,618,350	$19,171,775	$22,132,145	$21,367,927

ACCUMULATION UNITS:
Units purchased:	Class R1	4,600,047	12,197,388	3,804,334	7,869,284	4,575,890	8,996,130
	Class R2*	2,131,150	—	1,731,544	—	1,874,995	—
	Class R3*	3,616,328	—	2,420,441	—	2,970,561	—
Units sold / transferred:	Class R1	(15,489,844)	(36,192,771)	(5,362,005)	(13,227,623)	(6,529,629)	(14,393,475)
	Class R2*	(7,849,599)	—	(2,413,226)	—	(3,232,708)	—
	Class R3*	(12,081,496)	—	(3,481,793)	—	(4,025,917)	—
Units transferred in connection with new classes (see note 1):	Class R1	(255,953,113)	—	(109,945,874)	—	(131,077,470)	—
	Class R2*	99,536,831	—	47,236,553	—	56,830,177	—
	Class R3*	156,416,282	—	62,709,321	—	74,247,293	—
Outstanding:
Beginning of period		306,004,586	329,999,969	135,508,586	140,866,925	163,580,881	168,978,226
End of period		280,931,172	306,004,586	132,207,881	135,508,586	159,214,073	163,580,881
* Class commenced operations on April 24, 2015

70	2015 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2015 Annual Report	71

Statements of changes in net assets	continued

College Retirement Equities Funds  ■  For the period or year ended

		Equity Index Account		Bond Market Account		Inflation-Linked Bond Account
(amounts in thousands except accumulation units)		December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014

OPERATIONS
Net investment income (loss)		$288,877	$257,052	$290,768	$260,503	$38,212	$150,507
Net realized gain (loss) on total investments		629,969	308,571	76,589	227,912	14,683	47,863
Net change in unrealized appreciation (depreciation) on total investments		(876,267)	1,317,916	(306,894)	225,270	(170,928)	54,581
Net increase (decrease) in net assets from operations		42,579	1,883,539	60,463	713,685	(118,033)	252,951

FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	506,431	973,093	444,547	1,019,064	233,355	604,456
	Class R2*	196,540	—	222,856	—	106,889	—
	Class R3*	271,290	—	339,850	—	170,489	—
Net transfers between CREF Accounts:	Class R1	95,173	139,255	237,773	421,556	6,464	764
	Class R2*	3,431	—	102,246	—	(916)	—
	Class R3*	(4,485)	—	137,248	—	(12,665)	—
Transfers in connection with new classes (see note 1):	Class R1	(13,730,649)	—	(11,217,891)	—	(5,913,201)	—
	Class R2*	6,128,195	—	4,761,372	—	2,341,436	—
	Class R3*	7,602,454	—	6,456,519	—	3,571,765	—
Withdrawals and death benefits:	Class R1	(984,903)	(1,652,552)	(794,493)	(1,674,638)	(471,437)	(1,105,605)
	Class R2*	(440,084)	—	(415,383)	—	(232,468)	—
	Class R3*	(513,696)	—	(578,133)	—	(356,749)	—
Annuity payments:		(33,130)	(28,590)	(26,370)	(24,610)	(20,784)	(21,455)
Net increase (decrease) from participant transactions		(903,433)	(568,794)	(329,859)	(258,628)	(577,822)	(521,840)

Net increase (decrease) in net assets		(860,854)	1,314,745	(269,396)	455,057	(695,855)	(268,889)

NET ASSETS
Beginning of period		17,172,756	15,858,011	13,530,474	13,075,417	7,369,221	7,638,110
End of period		$16,311,902	$17,172,756	$13,261,078	$13,530,474	$6,673,366	$7,369,221

ACCUMULATION UNITS:
Units purchased:	Class R1	3,103,038	6,439,432	3,872,613	9,154,464	3,468,006	9,041,378
	Class R2*	1,207,134	—	1,950,390	—	1,610,399	—
	Class R3*	1,573,122	—	2,811,987	—	2,447,768	—
Units sold / transferred:	Class R1	(5,428,830)	(10,252,632)	(4,854,844)	(11,510,738)	(6,926,944)	(16,661,477)
	Class R2*	(2,671,313)	—	(2,742,878)	—	(3,519,741)	—
	Class R3*	(3,228,539)	—	(3,916,271)	—	(5,525,253)	—
Units transferred in connection with new classes (see note 1):	Class R1	(81,727,526)	—	(96,927,805)	—	(86,643,103)	—
	Class R2*	36,476,221	—	41,140,476	—	34,307,863	—
	Class R3*	45,251,305	—	55,787,329	—	52,335,240	—
Outstanding:
Beginning of period		104,235,513	108,048,713	116,801,630	119,157,904	107,375,584	114,995,683
End of period		98,790,125	104,235,513	113,922,627	116,801,630	98,929,819	107,375,584
* Class commenced operations on April 24, 2015

72	2015 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2015 Annual Report	73

Statements of changes in net assets	concluded

College Retirement Equities Funds  ■  For the period or year ended

		Social Choice Account		Money Market Account
(amounts in thousands except accumulation units)		December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014

OPERATIONS
Net investment income (loss)		$270,780	$272,327	$—	$—
Net realized gain (loss) on total investments		931,818	451,821	19	—
Net change in unrealized appreciation (depreciation) on total investments		(1,323,695)	198,027	—	—
Net increase (decrease) in net assets from operations		(121,097)	922,175	19	—

FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	332,838	944,799	2,106,341	3,821,009
	Class R2*	169,731	—	926,677	—
	Class R3*	231,223	—	1,369,851	—
Net transfers between CREF Accounts:	Class R1	(46,110)	345,290	16,396	97,663
	Class R2*	(41,864)	—	113,042	—
	Class R3*	(38,297)	—	167,704	—
Transfers in connection with new classes (see note 1):	Class R1	(11,710,319)	—	(8,968,831)	—
	Class R2*	5,180,194	—	3,500,092	—
	Class R3*	6,530,125	—	5,468,739	—
Withdrawals and death benefits:	Class R1	(662,578)	(1,163,971)	(2,190,116)	(4,418,705)
	Class R2*	(344,945)	—	(1,032,512)	—
	Class R3*	(450,412)	—	(1,491,632)	—
Annuity payments:		(33,017)	(30,773)	(20,750)	(21,137)
Net increase (decrease) from participant transactions		(883,431)	95,345	(34,999)	(521,170)

Net increase (decrease) in net assets		(1,004,528)	1,017,520	(34,980)	(521,170)

NET ASSETS
Beginning of period		14,358,480	13,340,960	11,459,743	11,980,913
End of period		$13,353,952	$14,358,480	$11,424,763	$11,459,743

ACCUMULATION UNITS:
Units purchased:	Class R1	1,694,242	5,015,238	82,493,197	149,643,251
	Class R2*	870,207	—	36,292,219	—
	Class R3*	1,081,893	—	53,318,414	—
Units sold / transferred:	Class R1	(3,610,025)	(4,437,235)	(85,131,309)	(169,736,670)
	Class R2*	(1,984,278)	—	(36,009,961)	—
	Class R3*	(2,530,194)	—	(52,152,491)	—
Units transferred in connection with new classes (see note 1):	Class R1	(58,278,007)	—	(351,254,672)	—
	Class R2*	25,779,946	—	137,077,375	—
	Class R3*	32,498,061	—	214,177,297	—
Outstanding:
Beginning of period		72,106,665	71,528,662	441,017,139	461,110,558
End of period		67,628,510	72,106,665	439,827,208	441,017,139
* Class commenced operations on April 24, 2015

74	2015 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2015 Annual Report	75

Financial highlights

College Retirement Equities Fund

			Selected per accumulation unit data												Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized						Ratios to average net assets					Accumulation
	For the						Net		& unrealized	Net	Accumulation	Accumulation					Net			units		Accumulation
	period						investment		gain (loss)	change in	unit value	unit value					investment		Portfolio	outstanding at		fund net
	or year		Investment				income		on total	accumulation	beginning	end of	Total		Gross		income		turnover	end of period		assets
	ended		income	[a]	Expenses	[a]	(loss	)[a]	investments	unit value	of period	period	return	[b]	expenses		(loss)		rate	(in millions	)	(in millions	)[i]

STOCK ACCOUNT
Class R1:	12/31/15	[h]	$8.076		$2.108		$5.968		$(9.995)	$(4.027)	$365.431	$361.404	(1.10)%		0.57%		1.60%		52%	39		$14,153
	12/31/14		7.897		1.620		6.277		15.744	22.021	343.410	365.431	6.41		0.46		1.77		58	306		111,823
	12/31/13		6.581		1.476		5.105		69.661	74.766	268.644	343.410	27.83		0.48		1.68		59	330		113,325
	12/31/12		6.328		1.244		5.084		34.469	39.553	229.091	268.644	17.26		0.49		2.01		57	353		94,887
	12/31/11		5.308		1.151		4.157		(16.066)	(11.909)	241.000	229.091	(4.94)		0.48		1.73		56	377		86,395
Class R2:	12/31/15	[g]	5.699		1.215		4.484		(30.621)	(26.137)	388.266	362.129	(6.73	)cj	0.48	[d]	1.75	[d]	52	94		33,974
Class R3:	12/31/15	[g]	5.698		0.960		4.738		(30.626)	(25.888)	388.266	362.378	(6.67	)cj	0.38	[d]	1.85	[d]	52	148		53,614

GLOBAL EQUITIES ACCOUNT
Class R1:	12/31/15	[h]	3.077		0.823		2.254		(3.090)	(0.836)	138.793	137.957	(0.60)		0.58		1.59		49	24		3,312
	12/31/14		3.394		0.623		2.771		2.779	5.550	133.243	138.793	4.17		0.46		2.04		59	136		18,808
	12/31/13		2.590		0.616		1.974		26.579	28.553	104.690	133.243	27.27		0.52		1.67		63	141		18,770
	12/31/12		2.566		0.522		2.044		14.260	16.304	88.386	104.690	18.45		0.53		2.09		70	142		14,917
	12/31/11		2.131		0.490		1.641		(9.051)	(7.410)	95.796	88.386	(7.74)		0.52		1.74		78	146		12,898
Class R2:	12/31/15	[g]	2.030		0.468		1.562		(11.301)	(9.739)	147.969	138.230	(6.58	)ck	0.48	[d]	1.60	[d]	49	47		6,435
Class R3:	12/31/15	[g]	2.030		0.370		1.660		(11.304)	(9.644)	147.969	138.325	(6.52	)ck	0.38	[d]	1.70	[d]	49	62		8,527

GROWTH ACCOUNT
Class R1:	12/31/15	[h]	1.663		0.683		0.980		6.976	7.956	128.668	136.624	6.19		0.51		0.73		47	31		4,174
	12/31/14		1.501		0.482		1.019		14.445	15.464	113.204	128.668	13.66		0.41		0.86		57	164		21,048
	12/31/13		1.288		0.450		0.838		28.513	29.351	83.853	113.204	35.00		0.46		0.86		63	169		19,129
	12/31/12		1.388		0.382		1.006		10.481	11.487	72.366	83.853	15.87		0.47		1.24		67	176		14,728
	12/31/11		0.979		0.333		0.646		0.202	0.848	71.518	72.366	1.19		0.46		0.88		57	181		13,079
Class R2:	12/31/15	[g]	1.117		0.380		0.737		(1.993)	(1.256)	138.152	136.896	(0.91	)cl	0.41	[d]	0.79	[d]	47	55		7,594
Class R3:	12/31/15	[g]	1.117		0.287		0.830		(1.992)	(1.162)	138.152	136.990	(0.84	)cl	0.31	[d]	0.89	[d]	47	73		10,027

76	2015 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2015 Annual Report	77

Financial highlights	continued

College Retirement Equities Fund

			Selected per accumulation unit data												Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized						Ratios to average net assets					Portfolio		Accumulation
	For the						Net		& unrealized	Net	Accumulation	Accumulation					Net			turnover rate		units		Accumulation
	period						investment		gain (loss)	change in	unit value	unit value					investment		Portfolio	excluding		outstanding at		fund net
	or year		Investment				income		on total	accumulation	beginning	end of	Total		Gross		income		turnover	mortgage		end of period		assets
	ended		income	[a]	Expenses	[a]	(loss	)[a]	investments	unit value	of period	period	return	[b]	expenses		(loss)		rate	dollar rolls		(in millions	)	(in millions	)[i]

EQUITY INDEX ACCOUNT
Class R1:	12/31/15	[h]	$3.254		$0.765		$2.489		$(2.523)	$(0.034)	$161.562	$161.528	(0.02)%		0.47%		1.52%		5%	N/A	%	20		$ 3,260
	12/31/14		2.937		0.558		2.379		15.145	17.524	144.038	161.562	12.17		0.37		1.58		4	N/A		104		16,841
	12/31/13		2.546		0.531		2.015		33.715	35.730	108.308	144.038	32.99		0.42		1.59		5	N/A		108		15,563
	12/31/12		2.391		0.442		1.949		12.978	14.927	93.381	108.308	15.98		0.43		1.89		4	N/A		109		11,797
	12/31/11		1.832		0.390		1.442		(0.825)	0.617	92.764	93.381	0.66		0.41		1.53		5	N/A		112		10,502
Class R2:	12/31/15	[g]	2.443		0.414		2.029		(8.184)	(6.155)	168.005	161.850	(3.66	)cm	0.37	[d]	1.81	[d]	5	N/A		35		5,667
Class R3:	12/31/15	[g]	2.443		0.302		2.141		(8.185)	(6.044)	168.005	161.961	(3.60	)cm	0.27	[d]	1.90	[d]	5	N/A		44		7,061

BOND MARKET ACCOUNT
Class R1:	12/31/15	[h]	3.015		0.637		2.378		(2.100)	0.278	113.471	113.749	0.25		0.56		2.07		293	123		19		2,149
	12/31/14		2.665		0.494		2.171		3.764	5.935	107.536	113.471	5.52		0.44		1.95		290	89		117		13,254
	12/31/13		2.485		0.482		2.003		(4.211)	(2.208)	109.744	107.536	(2.01)		0.45		1.85		363	105		119		12,814
	12/31/12		2.835		0.482		2.353		3.163	5.516	104.228	109.744	5.29		0.45		2.19		356	117		130		14,222
	12/31/11		3.341		0.439		2.902		3.876	6.778	97.450	104.228	6.96		0.44		2.88		261	62		126		13,124
Class R2:	12/31/15	[g]	2.181		0.369		1.812		(3.573)	(1.761)	115.735	113.974	(1.52	)cn	0.47	[d]	2.31	[d]	293	123		40		4,599
Class R3:	12/31/15	[g]	2.182		0.292		1.890		(3.573)	(1.683)	115.735	114.052	(1.45	)cn	0.37	[d]	2.41	[d]	293	123		55		6,237

INFLATION-LINKED BOND ACCOUNT
Class R1:	12/31/15	[h]	(0.930)		0.324		(1.254)		(0.034)	(1.288)	66.522	65.234	(1.94)		0.48		(1.87)		6	N/A		17		1,127
	12/31/14		1.573		0.257		1.316		0.824	2.140	64.382	66.522	3.32		0.39		1.97		9	N/A		107		7,143
	12/31/13		1.207		0.301		0.906		(7.289)	(6.383)	70.765	64.382	(9.02)		0.45		1.34		13	N/A		115		7,404
	12/31/12		2.050		0.310		1.740		2.523	4.263	66.502	70.765	6.40		0.45		2.52		11	N/A		149		10,544
	12/31/11		2.817		0.272		2.545		5.187	7.732	58.770	66.502	13.16		0.43		4.05		13	N/A		146		9,699
Class R2:	12/31/15	[g]	1.272		0.185		1.087		(3.973)	(2.886)	68.248	65.362	(4.23	)co	0.41	[d]	2.38	[d]	6	N/A		32		2,118
Class R3:	12/31/15	[g]	1.274		0.140		1.134		(3.975)	(2.841)	68.248	65.407	(4.16	)co	0.31	[d]	2.48	[d]	6	N/A		49		3,222

78	2015 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2015 Annual Report	79

Financial highlights	concluded

College Retirement Equities Fund

			Selected per accumulation unit data												Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized						Ratios to average net assets					Portfolio	Accumulation
	For the						Net		& unrealized	Net	Accumulation	Accumulation					Net			turnover rate	units		Accumulation
	period						investment		gain (loss)	change in	unit value	unit value					investment		Portfolio	excluding	outstanding at		fund net
	or year		Investment				income		on total	accumulation	beginning	end of	Total		Gross		income		turnover	mortgage	end of period		assets
	ended		income	[a]	Expenses	[a]	(loss	)[a]	investments	unit value	of period	period	return	[b]	expenses		(loss)		rate	dollar rolls	(in millions	)	(in millions	)[i]

SOCIAL CHOICE ACCOUNT
Class R1:	12/31/15	[h]	$4.618		$1.017		$3.601		$(5.795)	$(2.194)	$194.396	$192.202	(1.13)%		0.52%		1.83%		115%	57%	12		$ 2,290
	12/31/14		4.446		0.773		3.673		8.760	12.433	181.963	194.396	6.83		0.41		1.95		120	52	72		14,017
	12/31/13		3.804		0.757		3.047		22.950	25.997	155.966	181.963	16.67		0.45		1.79		133	46	72		13,016
	12/31/12		3.866		0.677		3.189		12.242	15.431	140.535	155.966	10.98		0.45		2.14		149	52	71		10,999
	12/31/11		3.732		0.619		3.113		(0.595)	2.518	138.017	140.535	1.82		0.44		2.22		122	45	72		10,074
Class R2:	12/31/15	[g]	3.229		0.560		2.669		(11.025)	(8.356)	200.939	192.583	(4.16	)cp	0.42	[d]	1.99	[d]	115	57	25		4,750
Class R3:	12/31/15	[g]	3.230		0.427		2.803		(11.028)	(8.225)	200.939	192.714	(4.09	)cp	0.32	[d]	2.09	[d]	115	57	31		5,984

			Selected per accumulation unit data												Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized						Ratios to average net assets						Accumulation
	For the						Net		& unrealized	Net	Accumulation	Accumulation					Expenses		Net		units		Accumulation
	period						investment		gain (loss)	change in	unit value	unit value					net of		investment		outstanding at		fund net
	or year		Investment				income		on total	accumulation	beginning	end of	Total		Gross		TIAA		income		end of period		assets
	ended		income	[a]	Expenses	[a]	(loss	)[a]	investments	unit value	of period	period	return	[b]	expenses		withholding		(loss	)	(in millions	)	(in millions	)[i]

MONEY MARKET ACCOUNT
Class R1:	12/31/15	[h]	$0.036		$0.036		$0.000		$0.000	$0.000	$25.534	$25.534	0.00%		0.50%		0.14%		0.00%		87		$ 2,225
	12/31/14		0.029		0.029		0.000		0.000	0.000	25.534	25.534	0.00		0.39		0.11		0.00		441		11,261
	12/31/13		0.036		0.036		0.000		0.000	0.000	25.534	25.534	0.00		0.41		0.14		0.00		461		11,774
	12/31/12		0.044		0.044		0.000		0.000	0.000	25.534	25.534	0.00		0.42		0.17		0.00		458		11,701
	12/31/11		0.044		0.044		0.000		0.001	0.001	25.533	25.534	0.00		0.41		0.17		0.00		477		12,178
Class R2:	12/31/15	[g]	0.030		0.030		0.000		0.000	0.000	25.534	25.534	0.00	cq	0.40	[d]	0.17	[d]	0.00	[d]	137		3,507
Class R3:	12/31/15	[g]	0.030		0.030		0.000		0.000	0.000	25.534	25.534	0.00	cq	0.30	[d]	0.17	[d]	0.00	[d]	215		5,499

[a]	Based on average units outstanding.
[b]	Based on per accumulation unit data.
[c]	The percentages shown for this period are not annualized.
[d]	The percentages shown for this period are annualized.
[g]	Classes R2 and R3 commenced operations on April 24, 2015.
[h]	Prior to April 24, 2015, CREF offered only one class of units, which became Class R1 on that date.
[i]	Does not include annuity net assets.
[j]	The annual performance for Classes R2 and R3, including performance based on Class R1 prior to inception of the new classes, was (0.90)% and (0.84)%, respectively.
[k]	The annual performance for Classes R2 and R3, including performance based on Class R1 prior to inception of the new classes, was (0.41)% and (0.34)%, respectively.
[l]	The annual performance for Classes R2 and R3, including performance based on Class R1 prior to inception of the new classes, was 6.40% and 6.47%, respectively.
[m]	The annual performance for Classes R2 and R3, including performance based on Class R1 prior to inception of the new classes, was 0.18% and 0.25%, respectively.
[n]	The annual performance for Classes R2 and R3, including performance based on Class R1 prior to inception of the new classes, was 0.44% and 0.51%, respectively.
[o]	The annual performance for Classes R2 and R3, including performance based on Class R1 prior to inception of the new classes, was (1.74)% and (1.68)%, respectively.
[p]	The annual performance for Classes R2 and R3, including performance based on Class R1 prior to inception of the new classes, was (0.93)% and (0.86)%, respectively.
[q]	The annual performance for Classes R2 and R3, including performance based on Class R1 prior to inception of the new classes, was 0.00% and 0.00%, respectively.

80	2015 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2015 Annual Report	81

Notes to financial statements

College Retirement Equities Fund

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

On April 24, 2015, CREF was converted from its one original class to three different classes, Class R1, Class R2 and Class R3, and all existing participant balances as of that date were transferred to the class for which they were eligible. Eligibility requirements for each class are based either upon the amount of aggregate retirement plan assets a participant’s institution has invested in all CREF Accounts or, for participants not associated with a retirement plan, the type of product through which the CREF assets are held. These transfers have been reflected as such on the Statements of Changes in Net Assets. Each class differs by the allocation of class-specific expenses.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Accounts are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and participant transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Security valuation: For all Accounts (other than the Money Market Account), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts. Initial

82	2015 Annual Report ■ College Retirement Equities Fund

annuity payments are calculated based on the value of a participant’s accumulation on the last valuation day before the annuity start date, the income option chosen, an assumed annual investment return, and expense and mortality assumptions. Annuity payments vary after the initial payment based on investment performance, Account expenses, and mortality experience. Death benefits are paid to beneficiaries if the annuitant dies during the accumulation period, or during the annuity period while payments are still due for the remainder of a guaranteed period.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Accounts determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Accounts estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of an Account are allocated on a pro rata basis to each class, except for administrative service fees and distribution fees, which are unique to each class of each Account. Most expenses of CREF can be directly attributed to an Account or class. Expenses that cannot be directly attributed are allocated based upon the average net assets of each Account or class.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Income taxes: CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. CREF files income tax returns in U.S. federal and applicable state jurisdictions. CREF’s federal income tax return is generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Accounts’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Accounts’ financial statements.

College Retirement Equities Fund ■ 2015 Annual Report	83

Notes to financial statements

Foreign taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Accounts invest.

Trustee compensation: The Accounts pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Accounts until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New accounting pronouncement: In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update No. 2015-07 Fair Value Measurement (Topic 820) Disclosures in Certain Entities That Calculate Net Asset Value per Share (the “Update”). The Update removes the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the net asset value per share practical expedient. The Update also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the net asset value per share practical expedient. The Update is effective for public business entities for fiscal years beginning after December 15, 2015, and for interim periods within those fiscal years. The Accounts early adopted the Update for this annual report. The adoption of the Update did not have a material impact on the Accounts’ financial statements and notes disclosures.

New rule issuance: In July 2014, the Commission issued Final Rule Release No. 33-9616, Money Market Account Reform; Amendments to Form PF, which amends the rules governing money market accounts. The final amendments impose different implementation dates for the changes that certain money market accounts will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Account’s financial statements and related disclosures. On August 11, 2015, The CREF Board approved a restructuring of the CREF Money Market Account as a “Government” money market instrument, in compliance with the new SEC regulations requiring all money market funds to restructure as retail, institutional or government. The restructuring will be effective by October 14, 2016.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

84	2015 Annual Report ■ College Retirement Equities Fund

continued

•	Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statement of Assets and Liabilities. As of December 31, 2015, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Prior to January 2, 2015, short-term investments with maturities of 60 days or less were valued at amortized cost. Short-term investments with maturities in excess of 60 days were valued in the same manner as debt securities. Effective January 2, 2015, all short-term investments are valued in the

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same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

The Money Market Account: The Money Market Account’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price utilized by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the year ended December 31, 2015, there were no material transfers between levels by the Accounts.

As of December 31, 2015, 100% of the value of investments in the Inflation-Linked Bond and Money Market Accounts were valued based on Level 2 inputs.

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The following table summarizes the market value of the Accounts’ investments as of December 31, 2015, based on the inputs used to value them (dollar amounts are in thousands):

Account	Level 1	Level 2	Level 3	Total
Stock
Equity investments:
Consumer discretionary	$11,342,172	$5,078,875	$485	$16,421,532
Consumer staples	6,594,223	3,387,975	692	9,982,890
Energy	4,536,613	1,791,824	1	6,328,438
Financials	13,269,965	8,869,676	641	22,140,282
Health care	11,428,618	3,284,888	5,447	14,718,953
Industrials	8,127,351	4,235,091	1,470	12,363,912
Information technology	16,207,865	2,952,484	531	19,160,880
Materials	2,550,770	2,297,197	5,772	4,853,739
Telecommunication services	1,638,093	1,470,858	497	3,109,448
Utilities	2,322,513	1,008,804	6	3,331,323
Corporate bonds	—	—	460	460
Government bonds	—	295	—	295
Short-term investments	—	5,035,878	—	5,035,878
Futures**	(4)	—	—	(4)
Total	$78,018,179	$39,413,845	$16,002	$117,448,026
Global Equities
Equity investments:
Asia	$—	$1,555,041	$—	$1,555,041
Australasia	—	299,814	—	299,814
Europe	308,118	3,535,282	—	3,843,400
North America	10,654,311	513,779	—	11,168,090
All other equity investments*	137,101	1,367,098	4,673	1,508,872
Short-term investments	—	612,971	—	612,971
Futures**	109	—	—	109
Total	$11,099,639	$7,883,985	$4,673	$18,988,297
Growth
Equity investments:
Consumer discretionary	$5,029,135	$126,735	$—	$5,155,870
Consumer staples	1,567,225	45,222	—	1,612,447
Health care	3,671,588	59,083	—	3,730,671
Industrials	2,065,494	99,123	—	2,164,617
Information technology	6,918,799	48,731	—	6,967,530
Telecommunication services	209,359	15,133	—	224,492
All other equity investments*	2,070,036	—	—	2,070,036
Short-term investments	533,631	190,847	—	724,478
Futures**	47	—	—	47
Total	$22,065,314	$584,874	$—	$22,650,188

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Notes to financial statements

Account	Level 1	Level 2	Level 3	Total
Equity Index
Equity investments:
Health care	$2,396,794	$—	$16	$2,396,810
Industrials	1,724,717	12,596	—	1,737,313
Telecommunication services	353,642	—	118	353,760
All other equity investments*	11,797,184	—	—	11,797,184
Short-term investments	572,035	—	—	572,035
Futures**	(72)	—	—	(72)
Total	$16,844,300	$12,596	$134	$16,857,030
Bond Market
Bank loan obligations	$—	$102,662	$—	$102,662
Corporate bonds	—	4,658,691	—	4,658,691
Government bonds	—	6,364,363	—	6,364,363
Structured assets	—	1,796,252	—	1,796,252
Preferred Stocks	6,945	—	—	6,945
Short-term investments	—	1,388,715	—	1,388,715
Total	$6,945	$14,310,683	$—	$14,317,628
Social Choice
Equity investments:
Consumer discretionary	$709,568	$313,399	$—	$1,022,967
Consumer staples	438,975	219,258	—	658,233
Energy	351,765	135,142	—	486,907
Financials	1,164,279	666,554	—	1,830,833
Health care	847,006	273,758	—	1,120,764
Industrials	543,381	298,519	—	841,900
Information technology	1,018,904	112,410	—	1,131,314
Materials	213,377	164,778	—	378,155
Telecommunication services	104,026	120,389	—	224,415
Utilities	183,659	93,018	—	276,677
Bank loan obligations	—	43,639	—	43,639
Corporate bonds	—	1,622,594	—	1,622,594
Government bonds	—	3,142,703	—	3,142,703
Structured assets	—	449,751	—	449,751
Short-term investments	—	791,170	—	791,170
Total	$5,574,940	$8,447,082	$—	$14,022,022

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the Summary portfolio of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Accounts value derivatives at fair value.

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At December 31, 2015, the following Accounts have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities (dollar amounts are in thousands):

	Asset derivatives
Derivative contracts	Location	Fair value amount
Stock Account
Equity contracts	Futures*	(4)
Global Equities Account
Equity contracts	Futures*	109
Growth Account
Equity contracts	Futures*	47
Equity Index Account
Equity contracts	Futures*	(72)

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statements of Assets and Liabilities is only the receivable for variation margin on open futures contracts.

For the year ended December 31, 2015, the effect of derivative contracts on the Accounts’ Statements of Operations was as follows (dollar amounts are in thousands):

				Change in
				unrealized
		Realized		appreciation
Derivative contracts	Location	gain (loss	)	(depreciation )
Stock Account
Equity contracts	Futures transactions	$13,656		$(1,529)
Equity contracts	Purchased options	(894)		—
Equity contracts	Written options	1,401		—
Global Equities Account
Equity contracts	Futures transactions	2,270		(1,863)
Growth Account
Equity contracts	Futures transactions	7,325		(1,104)
Equity Index Account
Equity contracts	Futures transactions	2,565		22
Inflation-Linked Bond Account
Interest rate contracts	Futures transactions	8		—

Futures contracts: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting

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Notes to financial statements

changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Accounts since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default. During the year ended December 31, 2015, the Stock Account, the Global Equities Account, the Growth Account, the Equity Index Account, and the Inflation-Linked Bond Account had exposure to futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At December 31, 2015, the Accounts held the following open futures contracts (dollar amounts are in thousands):

		Number of	Settlement	Expiration	Unrealized
Account	Futures	contracts	value	date	gain (loss )
Stock	S&P 500 Index E-Mini	635	$ 64,624	March 2016	$ 52
	S&P Mid-Cap 400 E-Mini	57	7,943	March 2016	(26)
	Russell 2000 Mini Index	53	5,997	March 2016	(30)
Total		745	$ 78,564		$ (4)
Global Equities	S&P 500 Index E-Mini	1,332	135,558	March 2016	109
Growth	S&P 500 Index E-Mini	1,250	127,213	March 2016	47
Equity Index	S&P 500 Index E-Mini	36	3,664	March 2016	(53)
	S&P Mid-Cap 400 E-Mini	4	557	March 2016	(10)
	Russell 2000 Mini Index	4	453	March 2016	(9)
Total		44	$ 4,674		$ (72)

Options: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. To manage the risk, the Accounts may invest in both equity and index options. The Accounts use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Written options are separately reflected as a liability in the Statements of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses that may exceed amounts recognized on the Statements of Assets and Liabilities. During the year ended December 31, 2015, the Stock Account had exposure to options, based on underlying nominal values, generally between 0% and 1% of net assets.

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There were no purchased or written options outstanding as of December 31, 2015.

Transactions in written options and related premiums received during the year ended December 31, 2015 were as follows:

	Number of contracts	Premiums
Stock Account
Outstanding at beginning of period	—	$ —
Written	28,324	5,318
Purchased	(4,836)	(549)
Exercised	(8,339)	(3,293)
Expired	(15,149)	(1,476)
Outstanding at end of period	—	$ —

Credit default swap contracts: The Accounts are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral) or through a central clearinghouse (centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Account is required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Account. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Account could be required to make under the contract. In return, the Account receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Account keeps the stream of payments with no payment obligations. When the Account sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Account.

The Account may also buy credit default swap contracts, in which case the Account functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Account with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Accounts as they are entered into with a central clearinghouse which guarantees the swap against default.

The value of a bilateral swap included in net assets is the unrealized gain or loss of the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets, while depreciated swaps and premiums received are reflected as liabilities on the Statements of Assets and Liabilities. Centrally cleared swaps initial margin deposits are made, and variation margin payments are made or received reflecting daily changes in the value of the swap contract. The daily fluctuation in fair value is accounted for as a variation margin receivable or payable on the Statements of Assets and Liabilities.

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Notes to financial statements

Under the terms of the credit default swap contracts, the Account receives or makes quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Daily changes in the value of such contracts are reflected in net unrealized gains and losses.

The Accounts (other than the Money Market Account) invest in credit default swaps to hedge or manage the risks associated with assets held in the Account and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. During the year ended December 31, 2015, the Accounts had no exposure to credit default swap contracts.

There were no open credit default swap contracts outstanding as of December 31, 2015.

Note 4—investment adviser and affiliates

Investment advisory services for the Accounts are provided by TIAA-CREF Investment Management, LLC (“TCIM”) in accordance with an Investment Management Services Agreement. TCIM is a registered investment adviser and a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF. Investment management expenses generally include investment management, portfolio accounting and custodial services and are the same across all classes of an Account.

Administrative services are provided to the Accounts by TIAA, pursuant to an Administrative Services Agreement with CREF. Distribution functions are provided to the Accounts by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a wholly owned subsidiary of TIAA, pursuant to a Principal Underwriting and Distribution Services Agreement with CREF and the Rule 12b-1 plan. Teachers Personal Investors Services, Inc. (“TPIS”), a wholly owned subsidiary of TIAA, may also provide distribution functions for the Accounts on a limited basis. Participants invested in a particular CREF Account will be subject to different administrative and distribution expenses depending upon the class of the Account they own.

TIAA charges a mortality and expense charge of 0.005% to guarantee that CREF participants transferring Accounts to TIAA for the immediate purchase of lifetime payout annuities will not be charged more than the rate stipulated in the CREF contract. This charge is the same across all Accounts and classes.

The services provided by TCIM, Services, TPIS, and TIAA are provided to CREF at cost, and CREF also reimburses TCIM, Services, TPIS, and TIAA for certain third party expenses and trustee fees paid on its behalf. Payments from the CREF Accounts are made on a daily basis according to formulas established each year with the objective of keeping the estimated expenses as close as possible to each Account’s actual expenses. Any differences between actual expenses and the estimated expenses remitted are adjusted.

As of December 31, 2015, the following table represents the effective expense deductions as an annual percentage of average daily net assets to approximate the costs that CREF incurred:

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	Investment management fee	Administrative service fee			Distribution fee
Account	All classes	Class R1	Class R2	Class R3	Class R1	Class R2	Class R3
Stock	0.142%	0.301%	0.237%	0.164%	0.111%	0.093%	0.066%
Global Equities	0.145	0.313	0.237	0.164	0.116	0.092	0.066
Growth	0.073	0.315	0.237	0.164	0.118	0.092	0.066
Equity Index	0.032	0.316	0.237	0.164	0.118	0.092	0.066
Bond Market	0.131	0.310	0.237	0.164	0.115	0.092	0.066
Inflation-Linked Bond	0.062	0.310	0.238	0.164	0.115	0.092	0.065
Social Choice	0.084	0.311	0.237	0.164	0.115	0.092	0.066
Money Market	0.061	0.316	0.237	0.164	0.118	0.092	0.066

For the year ended December 31, 2015, TIAA withheld (“waived”) a portion of the distribution Rule 12b-1 and as necessary, administrative expenses for the Money Market Account totaling $17,847,239 for Class R1 (inclusive of $10,134,557 prior to the creation of additional classes on April 24, 2015), $5,534,208 for Class R2 and $5,098,116 for Class R3. The withholding of expenses is voluntary in nature and can be discontinued at any time. Any expenses waived after October 1, 2010 are subject to possible recovery by TIAA from the Account for three years after the waiver. TIAA may recover from the Account a portion of the amounts waived at such time as the class’s daily yield would be positive absent the effect of the waiver, and in such event the amount of recovery on any day will be approximately 25% of the class’s yield (net of all expenses) on that day. As a result of the conversion, previously recoverable amounts have been allocated to the newly formed classes, using conversion date April 24, 2015 end of day net assets. As of December 31, 2015, the cumulative amount of expenses waived subject to recovery is $21,798,765 for Class R1, $28,634,806 for Class R2 and $42,496,983 for Class R3. The aggregate amounts waived and reimbursed during the current period are disclosed on the Statements of Operations.

Amounts owed to Account affiliates for payment of Account expenses, payments for units purchased, and receipt for units sold are disclosed as due to/from affiliates on the Statements of Assets and Liabilities. Account expenses owed to affiliates are reflected in the Statements of Operations.

The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended December 31, 2015, the Accounts engaged in the following security transactions with affiliated entities (dollar amounts are in thousands):

			Realized
Account	Purchases	Sales	gain (loss	)
Stock	$269,191	$1,429,815	$254,283
Global Equities	264,170	124,093	14,595
Growth	83,953	135,237	44,547
Equity Index	12,849	45,827	13,558
Bond Market	3,016	—	—
Social Choice	35,900	59,355	26,120

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Notes to financial statements

Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at December 31, 2014		Purchase cost	Sales proceeds	Realized gain (loss	)	Dividend income	Shares at December 31, 2015		Value at December 31, 2015
Stock Account
Berry Plastics Group Inc	$226,929		$44,761	$175,214	$ 67,970		$ —	—	**	$—
Papa Murphy’s Holdings Inc	11,747		192	6,699	2,712		—	—	**	—
Olin Corp	—	*	148,333	2,983	209		1,788	9,585,042		165,438
	$238,676		$193,286	$184,896	$ 70,891		$ 1,788			$165,438
Growth Account
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$417,995		$439,577	$323,941	$ —		$ —	533,630,785		$533,631
Equity Index Account
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$564,844		$256,227	$249,036	$ —		$ —	572,035,124		$572,035

*	Not an affiliate investment as of December 31, 2014
**	Not an affiliate investment as of December 31, 2015

Note 5—investments

Securities lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. As of December 31, 2015, securities lending transactions (with the exception of the Social Choice Account) are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. For the Social Choice Account, all loans from securities lending transactions are continuous, can be recalled at any time, and have no set maturity, with $224,548,000 of equity securities pledged as collateral and $63,579,000 of fixed income securities pledged as collateral. Securities lending income recognized by the Accounts consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in

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the Statements of Operations. In lending its securities, an Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

Repurchase agreements: Each Account may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Account will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Account maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

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Notes to financial statements

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Mortgage dollar roll transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At December 31, 2015, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows (dollar amounts are in thousands):

	Gross	Gross	Net unrealized
	unrealized	unrealized	appreciation
Account	appreciation	(depreciation )	(depreciation	)
Stock	$12,624,703	$(9,092,338)	$3,532,365
Global Equities	2,462,651	(1,211,593)	1,251,058
Growth	4,986,074	(616,622)	4,369,452
Equity Index	7,793,724	(711,240)	7,082,484
Bond Market	150,648	(237,903)	(87,255)
Inflation-Linked Bond	320,597	(165,906)	154,691
Social Choice	2,190,136	(474,365)	1,715,771

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Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Accounts for the year ended December 31, 2015 were as follows (dollar amounts are in thousands):

	Stock Account	Global Equities Account	Growth Account
Purchases:
Non-Government	$62,359,085	$9,234,957	$10,268,769
Government	—	—	—
Total Purchases	$62,359,085	$9,234,957	$10,268,769
Sales:
Non-Government	$70,584,326	$9,388,868	$10,718,569
Government	—	—	—
Total Sales	$70,584,326	$9,388,868	$10,718,569

	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account
Purchases:
Non-Government	$898,368	$5,231,472	$—	$4,475,542
Government	—	34,226,451	397,748	11,396,941
Total Purchases	$898,368	$39,457,923	$397,748	$15,872,483
Sales:
Non-Government	$1,452,849	$5,052,681	$—	$4,999,721
Government	—	33,830,374	939,773	11,352,982
Total Sales	$1,452,849	$38,883,055	$939,773	$16,352,703

Note 6—line of credit

Each of the Accounts, except the Money Market Account, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of participant withdrawals. This facility expired June 2015. A new facility was entered into on June 23, 2015 expiring June 21, 2016. Certain affiliated accounts and mutual funds, each of which is managed by TCIM, or an affiliate of TCIM, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Accounts are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended December 31, 2015, there were no borrowings under this credit facility by the Accounts.

College Retirement Equities Fund ■ 2015 Annual Report	97

Notes to financial statements	concluded

Note 7—indemnification

In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. An Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Accounts’ organizational documents, the trustees and officers of the Accounts are indemnified against certain liabilities that may arise out of their duties to the Accounts. However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be unlikely.

Note 8—subsequent events

Effective January 12, 2016, certain classes of the Money Market Account began recouping prior waived expenses.

98	2015 Annual Report ■ College Retirement Equities Fund

Report of independent registered public accounting firm

To the Board of Trustees and Participants of the College Retirement Equities Fund:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Stock Account, Global Equities Account, Growth Account, Equity Index Account, Bond Market Account, Inflation-Linked Bond Account, Social Choice Account, and Money Market Account (constituting the College Retirement Equities Fund, hereafter collectively referred to as the “Accounts”) at December 31, 2015, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 19, 2016

College Retirement Equities Fund ■ 2015 Annual Report	99

Trustees and officers (unaudited)

College Retirement Equities Fund   ■  December 31, 2015

Trustees

Name, address and year of birth (“YOB”)	Position(s) held with CREF	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Four-year term commencing 2014. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	85	Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation; and Trustee of the Maine Chapter of the Nature Conservancy.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Four-year term commencing 2014. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	85	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Four-year term commencing 2014. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	85	Director of Copper Rock Capital Partners, LLC (investment adviser).

100	2015 Annual Report ■ College Retirement Equities Fund

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Chairman of the Board and Trustee	Four-year term commencing 2014. Trustee since 2005; Chairman for term ending December 31, 2018, Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	85	Director, D2D Fund.
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Four-year term commencing 2014. Trustee since 2011.	Partner (2004–2010) and Managing Director (1999–2004), Goldman Sachs Asset Management.	85	Director, Aflac Insurance. Inc., Sansum Clinic and cielo24; Investment committee member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Chairman, Crane Country Day School.
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1948	Trustee	Four-year term commencing 2014. Trustee since 2003.	Chief Executive Officer (since 2010), President (since 2009) and Chief Operating Officer (2009–2010), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	85	Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management, LLC; Jupiter Fund Management plc; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); the North Shore Land Alliance, Prep for Prep; and Close Brothers Group plc.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Four-year term commencing 2014. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Affiliated Faculty Member of the Finance Group at the Alfred P. Sloan School of Management, Massachusetts Institute of Technology (“MIT”) (since 2014); Mitsui Professor of Economics, MIT (since 1996); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	85	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.

College Retirement Equities Fund ■ 2015 Annual Report	101

Trustees and officers (unaudited)	continued

College Retirement Equities Fund ■ December 31, 2015

Trustees — concluded

Name, address and year of birth (“YOB”)	Position(s) held with CREF	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by Trustee
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Four-year term commencing 2014. Trustee since 1991.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman and Chief Executive Officer (since 1991) and Chief Investment Officer (1991–2013), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (since 2003) and Chief Investment Officer (2003–2013), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	85	Director, SCANA Corporation (energy holding company).
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Four-year term commencing 2014. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002) and Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	85	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors); and Investment Advisory Committee, Employees Retirement System of Texas.

102	2015 Annual Report ■ College Retirement Equities Fund

Officers

Name, address and year of birth (“YOB”)	Position(s) held with CREF	Term of office and length of time served	Principal occupation(s) during past 5 years
Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.	Managing Director, Senior Compliance officer of Teachers Insurance and Annuity Association of America (“TIAA”). Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Carol W. Deckbar TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2013.	Executive Vice President of TIAA, President and Chief Executive Officer of TIAA-CREF Asset Management LLC (“TCAM”) and Executive Vice President of the TIAA-CREF Fund Complex.
Roger W. Ferguson, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1951	President and Chief Executive Officer	One-year term. President and Chief Executive Officer since 2008.	President and Chief Executive Officer of TIAA, CREF and TIAA Separate Account VA-1.
Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Treasurer	One-year term. Treasurer since 2008.	Senior Vice President, Corporate Controller of TIAA. Treasurer of CREF; Chief Financial Officer, Principal Accounting Officer and Treasurer of TIAA Separate Account VA-1; Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds.
Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1959	Executive Vice President	One-year term. Executive Vice President since 2009.	Executive Vice President, Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex.

College Retirement Equities Fund ■ 2015 Annual Report	103

Trustees and officers (unaudited)	concluded

College Retirement Equities Fund ■ December 31, 2015

Officers — concluded

Name, address and year of birth (“YOB”)	Position(s) held with CREF	Term of office and length of time served	Principal occupation(s) during past 5 years
Robert G. Leary TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1961	Executive Vice President	One-year term. Executive Vice President since 2013.	Executive Vice President, Asset Management Chief Executive Officer of TIAA, Principal Executive Officer and Executive Vice President of CREF and VA-1. Principal Executive Officer and President of TIAA-CREF Funds and TIAA-CREF Life Funds. Prior to joining TIAA, Mr. Leary served as a Representative, Securities Research, Inc., President and Chief Operating Officer, U.S., ING Americas, Chief Executive Officer, ING Insurance US, and Chairman and Chief Executive Officer, ING Investment Management, Americas.
J. Keith Morgan TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2015.	Executive Vice President and Chief Legal Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Morgan served Founder and Chief Executive Officer of Morris Lane Capital LLC (consultant), and as Senior Vice President and General Counsel of General Electric Capital Corporation.
Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President, Institutional Financial Services Chief Executive Officer of TIAA, and Executive Vice President of the TIAA-CREF FundComplex. Prior to joining TIAA, Mr. Pressman served as President and Chief Executive Officer of General Electric Capital Real Estate.
Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director since 2013 and Corporate Secretary since 2012.	Senior Managing Director, Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.

104	2015 Annual Report ■ College Retirement Equities Fund

Otha T. Spriggs, III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Human Resources Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Spriggs served as Senior Vice President of Human Resources, Boston Scientific; President of Integrated People Solutions; Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp.
Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2006.	Executive Vice President, Individual Financial Services Chief Executive Officer of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex.
Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1952	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Ms. Weaver served as Senior Vice President, The Hartford Financial Services Group, Inc.
Virginia M. Wilson TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Executive Vice President, Chief Financial Officer and Principal Accounting Officer	One-year term. Executive Vice President, Chief Financial Officer and Principal Accounting Officer since 2010.	Executive Vice President, Chief Financial Officer of TIAA and Executive Vice President, Chief Financial Officer and Principal Accounting Officer of CREF. Prior to joining TIAA, Ms. Wilson served as Executive Vice President and Chief Financial Officer, Wyndham Worldwide Corporation.

Please note that CREF’s Statement of Additional Information (SAI) includes additional information about CREF’s trustees and is available, without charge, through our website, tiaa-cref.org, or by calling 877 518-9161.

College Retirement Equities Fund ■ 2015 Annual Report	105

Additional information about index providers (unaudited)

Russell Indexes

The Russell 1000® Index, the Russell 1000 Growth Index and the Russell 3000® Index are trademarks/service marks of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The accounts are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the accounts nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular account or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

MSCI Indexes

The accounts are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of these accounts or any other person or entity regarding the advisability of investing in accounts generally or in these accounts particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to these accounts or the issuer or owners of these accounts or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of these accounts or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of these

106	2015 Annual Report ■ College Retirement Equities Fund

Additional information about index providers (unaudited)	concluded

accounts to be issued or in the determination or calculation of the equation by or the consideration into which these accounts is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of these accounts or any other person or entity in connection with the administration, marketing or offering of these accounts.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THESE ACCOUNTS, OWNERS OF THESE ACCOUNTS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of these securities, products or accounts, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote these securities without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

College Retirement Equities Fund ■ 2015 Annual Report	107

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How to reach us

TIAA-CREF website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

tiaa-cref.org

24 hours a day, 7 days a week

Automated telephone service

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800 842-2252

24 hours a day, 7 days a week

National contact center

Retirement saving and planning, income options and payments, beneficiary services and tax reporting

800 842-2252

8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

Planning and service center

TIAA-CREF mutual funds

800 223-1200

8 a.m. to 10 p.m. (ET), Monday–Friday

Insurance planning center

After-tax annuities and life insurance

For an existing policy or contract

800 223-1200

To apply for a new policy or contract

877 825-0411

8 a.m. to 8 p.m. (ET), Monday–Friday

For the hearing- or speech-impaired

800 842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

TIAA-CREF brokerage services

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800 927-3059

8 a.m. to 7 p.m. (ET), Monday–Friday

TIAA-CREF Trust Company, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888 842-9001

9 a.m. to 6 p.m. (ET), Monday–Friday

Advisor services

888 842-0318

8 a.m. to 7:30 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 877 518-9161. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any	banking service or activity, and may lose value. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products. Insurance and annuity products are issued by TIAA-CREF Life Insurance Company, New York, NY. TIAA-CREF Trust Company, FSB provides trust services.

©2016 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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Item 2. Code of Ethics.

2(a) The Board of Trustees of the College Retirement Equities Fund (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Nancy A. Eckl is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a)  Audit Fees.

For the fiscal years ended December 31, 2015 and December 31, 2014, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $788,300 and $709,100, respectively.

4(b)  Audit Related Fees.

For the fiscal years ended December 31, 2015 and December 31, 2014, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2015 and December 31, 2014, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c)  Tax Fees.

For the fiscal years ended December 31, 2015 and December 31, 2014, PwC’s aggregate fees for tax services billed to the Registrant were $253,751 and $0, respectively.

For the fiscal years ended December 31, 2015 and December 31, 2014, PwC’s aggregate fees for tax services billed to the Fund Service Providers were $0 and $0, respectively.

4(d)  All Other Fees.

For the fiscal years ended December 31, 2015 and December 31, 2014, PwC’s aggregate fees for all other services billed to the Registrant were $27,000 and $19,500, respectively.

For the fiscal years ended December 31, 2015 and December 31, 2014, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1)  Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2015 and December 31, 2014 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2015 and December 31, 2014 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2015 and December 31, 2014 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2015 and December 31, 2014 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2015 and December 31, 2014 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal year ended December 31, 2015 and December 31, 2014 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2015 and December 31, 2014, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $399,000 and $277,000, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2015

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
BONDS - 0.0%

CORPORATE BONDS - 0.0%

CAPITAL GOODS - 0.0%
BRL	31,135	j,m	PDG Realty S.A. Empreendimentos e Participacoes	0.000%	09/19/16	$0	^
			TOTAL CAPITAL GOODS			0	^

DIVERSIFIED FINANCIALS - 0.0%
	$466,000	m	Asia Pacific Investment Partners	8.000	04/29/16	440
			TOTAL DIVERSIFIED FINANCIALS			440

FOOD, BEVERAGE & TOBACCO - 0.0%
BRL	800	m	Marfrig Global Foods S.A.	1.000	01/25/17	20
			TOTAL FOOD, BEVERAGE & TOBACCO			20

			TOTAL CORPORATE BONDS			460
			(Cost $520)

GOVERNMENT BONDS - 0.0%

U.S. TREASURY SECURITIES - 0.0%
	$300,000		United States Treasury Note	1.750	05/15/22	295
			TOTAL U.S. TREASURY SECURITIES			295

			TOTAL GOVERNMENT BONDS			295
			(Cost $302)

			TOTAL BONDS			755
			(Cost $822)

SHARES			COMPANY
COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 2.4%
	56,085		Actron Technology Corp			193
	284,400		Aisan Industry Co Ltd			2,920
	734,301		Aisin Seiki Co Ltd			31,603
	67,200	e	Akebono Brake Industry Co Ltd			167
	415,603	*	American Axle & Manufacturing Holdings, Inc			7,871
	467,763		Apollo Tyres Ltd			1,099
	58,615	e	ARB Corp Ltd			685
	62,865	*	Asahi India Glass Ltd			154
1

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
14,821		AtlasBX Co Ltd	$515
3,620	e	Autoliv, Inc	452
9,376		Autoneum Holding AG.	1,888
139,943		Bajaj Holdings and Investment Ltd	5,339
38,049	*	Balkrishna Industries Ltd	372
392,799		Bayerische Motoren Werke AG.	41,382
15,301		Bayerische Motoren Werke AG. (Preference)	1,280
123,163		Bharat Forge Ltd	1,654
488,167		BorgWarner, Inc	21,103
12,452		Bosch Ltd	3,502
151,439		Brembo S.p.A.	7,316
906,042		Bridgestone Corp	31,078
6,407,900	e	Brilliance China Automotive Holdings Ltd	8,015
831,200	*,e	Byd Co Ltd	4,534
596,000		Calsonic Kansei Corp	5,254
82,493	*	Ceat Ltd	1,306
590,000	*,e	Chaowei Power Holdings Ltd	415
1,807,200		Cheng Shin Rubber Industry Co Ltd	2,921
509,000		China Motor Corp	335
2,891,645		Chongqing Changan Automobile Co Ltd	6,367
188,207		Cie Automotive S.A.	3,152
170,076		Compagnie Plastic-Omnium S.A.	5,406
205,146		Continental AG.	49,627
275,887		Cooper Tire & Rubber Co	10,442
82,031	*	Cooper-Standard Holding, Inc	6,365
32,341		Cub Elecparts, Inc	385
20,201		Dae Won Kang Up Co Ltd	83
26,700		Daido Metal Co Ltd	245
76,967	e	Daihatsu Motor Co Ltd	1,038
71,200		Daikyonishikawa Corp	1,318
1,754,793		Daimler AG. (Registered)	146,620
526,934	e	Dana Holding Corp	7,272
3,525,984		Delphi Automotive plc	302,283
473,901		Denso Corp	22,646
282,000		Depo Auto Parts Ind Co Ltd	970
18,566		Dong Ah Tire & Rubber Co Ltd	377
10,475,050		Dongfeng Motor Group Co Ltd	13,876
26,000		Dongyang Mechatronics Corp	154
67,502	*,e	Dorman Products, Inc	3,204
232,500		Double Coin Holdings Ltd	301
2,319,000		Drb-Hicom BHD	668
59,937		Drew Industries, Inc	3,650
22,000		Eagle Industry Co Ltd	402
1,103		EGE Endustri VE Ticaret AS.	119
27,514	e	ElringKlinger AG.	698
29,582		Exedy Corp	715
315,480	*	Exide Industries Ltd	696
723,547		Faurecia	28,992
35,100		FCC Co Ltd	747
385,108		Federal Corp	177
83,202	*,e	Federal Mogul Corp (Class A)	570
2,278,302	*,e	Fiat DaimlerChrysler Automobiles NV	31,641
2

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
10,334,413		Ford Motor Co	$145,612
47,411		Ford Otomotiv Sanayi AS	492
35,032	*	Fox Factory Holding Corp	579
748,725		Fuji Heavy Industries Ltd	30,845
42,597		Futaba Industrial Co Ltd	203
7,993,675	e	Geely Automobile Holdings Ltd	4,224
7,950,000	*,m	General Motors Co	0	^
85,268,000	*,e,m	General Motors Co	0	^
722,689	*,e,m	General Motors Co	0	^
24,057,000	*,m	General Motors Co	0	^
3,815,649		General Motors Co	129,770
4,230,271	*,e,m	General Motors Co	0	^
26,439,191	*,m	General Motors Co	0	^
6,062,000	*,m	General Motors Co	0	^
40,684,487	*,m	General Motors Co	0	^
18,507,434	*,m	General Motors Co	0	^
35,983,677	*,m	General Motors Co	0	^
840,196		Gentex Corp	13,452
135,025	*	Gentherm, Inc	6,400
1,788,405		GKN plc	8,116
30,201		Global & Yuasa Battery Co Ltd	1,049
3,783		Goodyear Lastikleri Turk AS.	99
1,041,730		Goodyear Tire & Rubber Co	34,033
64,924		Grammer AG.	1,919
7,195,432		Great Wall Motor Co Ltd	8,311
131,800		G-Tekt Corp	1,848
6,955,971		Guangzhou Automobile Group Co Ltd	6,180
58,752		Halla Climate Control Corp	2,580
39,740		Halla Holdings Corp	2,165
82,629		Hanil E-Hwa Co Ltd	1,058
121,196		Hanil E-Wha Co Ltd	1,300
80,237		Hankook Tire Co Ltd	3,200
135,637	e	Harley-Davidson, Inc	6,157
83,404	*	Hero Honda Motors Ltd	3,384
1,959,691		Honda Motor Co Ltd	62,635
48,953	*	Horizon Global Corp	508
1,684,597		Hota Industrial Manufacturing Co Ltd	6,164
383,099		Hu Lane Associate, Inc	1,526
243,900	*	Hunan Tyen Machinery Co Ltd	150
15,375		Hwa Shin Co Ltd	82
12,300,000	*,e	Hybrid Kinetic Group Ltd	616
165,733		Hyundai Mobis	34,676
342,553		Hyundai Motor Co	43,204
44,575		Hyundai Motor Co Ltd (2nd Preference)	3,967
27,169		Hyundai Motor Co Ltd (Preference)	2,376
38,532		Hyundai Wia Corp	3,643
34,000		Iron Force Industrial Co Ltd	163
585,195		Isuzu Motors Ltd	6,304
720,572		Johnson Controls, Inc	28,455
89,400		Kasai Kogyo Co Ltd	1,291
255,896		Kayaba Industry Co Ltd	774
169,303		Keihin Corp	2,969
3

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,284,189		Kenda Rubber Industrial Co Ltd	$1,886
638,807		Kia Motors Corp	28,484
43,000		Kinugawa Rubber Industrial Co Ltd	229
75,836		Koito Manufacturing Co Ltd	3,110
353,269	*,e	Kongsberg Automotive ASA	248
91,734	*	Kumho Tire Co, Inc	524
134,000	*	Launch Tech Co Ltd	185
744,928		Lear Corp	91,499
28,373		Leoni AG.	1,115
142,734		Linamar Corp	7,709
42,000		Macauto Industrial Co Ltd	212
613,730		Magna International, Inc (Class A)	24,892
203,000		Magna International, Inc (Class A)	8,234
582,601		Mahindra & Mahindra Ltd	11,184
153,900		Mahle-Metal Leve S.A. Industria e Comercio	963
26,854		Mando Corp	3,763
224,098		Martinrea International, Inc	1,702
170,440		Maruti Suzuki India Ltd	11,870
2,700,279		Mazda Motor Corp	55,720
356,895		Metair Investments Ltd	626
80,688		Metaldyne Performance Group, Inc	1,480
14,012		MGI Coutier	288
317,482		Michelin (C.G.D.E.) (Class B)	30,219
664,000		Minth Group Ltd	1,319
37,700		Mitsuba Corp	583
309,017		Mitsubishi Motors Corp	2,614
133,421	*	Modine Manufacturing Co	1,207
6,087		Montupet	471
358,652		Motherson Sumi Systems Ltd	1,584
10,426		Motonic Corp	96
45,140	*	Motorcar Parts of America, Inc	1,526
2,334		MRF Ltd	1,404
23,000		Musashi Seimitsu Industry Co Ltd	469
494,949	*	Nan Kang Rubber Tire Co Ltd	434
1,407		Nexen Corp	93
178,936		Nexen Tire Corp	1,872
2,557,000	e	Nexteer Automotive Group Ltd	2,830
125,044		NGK Spark Plug Co Ltd	3,292
212,654		NHK Spring Co Ltd	2,132
106,151	e	Nifco, Inc	4,916
51,000		Nippon Seiki Co Ltd	1,171
7,197,030		Nissan Motor Co Ltd	75,358
68,341		Nissan Shatai Co Ltd	735
35,500		Nissin Kogyo Co Ltd	515
207,739		NOK Corp	4,853
149,148		Nokian Renkaat Oyj	5,325
440,600	e	Pacific Industrial Co Ltd	4,865
969,703	*	Peugeot S.A.	16,998
142,295	e	Piaggio & C S.p.A.	358
7,400		Piolax Inc	418
159,310		Porsche AG.	8,574
329,900	e	Press Kogyo Co Ltd	1,432
4

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
28,656,894		PT Astra International Tbk	$12,344
200,000		PT Gajah Tunggal Tbk	8
78,283		Pyeong Hwa Automotive Co Ltd	945
8,492,000		Qingling Motors Co Ltd	2,636
1,454,664		Renault S.A.	145,605
89,000		Riken Corp	313
41,184		S&T Daewoo Co Ltd	3,004
4,945		S&T Holdings Co Ltd	123
37,427		SAF-Holland S.A.	507
182,000		Sanden Corp	580
501,920	*	Sanyang Industry Co Ltd	335
7,074		Sejong Industrial Co Ltd	60
259,200		Showa Corp	2,405
83,614		SL Corp	1,225
40,142	*,e	Sogefi S.p.A.	94
866,825		Somboon Advance Technology PCL	388
2,051,900		Sri Trang Agro-Industry PCL (Foreign)	573
38,128	*	Ssangyong Motor Co	251
78,677		Standard Motor Products, Inc	2,994
186,387		Stanley Electric Co Ltd	4,089
70,924	*	Stoneridge, Inc	1,050
15,251		Strattec Security Corp	861
582,325		Sumitomo Electric Industries Ltd	8,223
273,773		Sumitomo Rubber Industries, Inc	3,560
55,018		Sundram Fasteners Ltd	141
33,112		Sungwoo Hitech Co Ltd	252
57,189		Superior Industries International, Inc	1,053
168,398		Suzuki Motor Corp	5,117
2,143,653		T RAD Co Ltd	3,581
22,200		Tachi-S Co Ltd	353
59,200		Taiho Kogyo Co Ltd	713
28,900	*,e	Takata Corp	192
1,268,980		Tata Motors Ltd	7,500
304,226		Tata Motors Ltd (DVR)	1,326
33,600		Teikoku Piston Ring Co Ltd	945
221,337	*	Tenneco, Inc	10,162
395,097	*,e	Tesla Motors, Inc	94,827
180,990		Thor Industries, Inc	10,163
672,000	*	Tianneng Power International Ltd	563
830,094		Tofas Turk Otomobil Fabrik	5,389
50,963		Tokai Rika Co Ltd	1,254
126,800		Tokai Rubber Industries, Inc	1,057
347,699		Tong Yang Industry Co Ltd	427
68,900		Topre Corp	1,580
110,734		Tower International, Inc	3,164
82,800		Toyo Tire & Rubber Co Ltd	1,634
66,677		Toyoda Gosei Co Ltd	1,515
140,400	e	Toyota Boshoku Corp	2,826
167,940		Toyota Industries Corp	8,980
5,780,402		Toyota Motor Corp	355,951
137,500		TS Tech Co Ltd	3,556
123,939		Tube Investments Of India	797
5

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
58,089		Tung Thih Electronic Co Ltd	$562
51,900		Tupy S.A.	245
109,391		TVS Motor Co Ltd	477
634,966		UMW Holdings BHD	1,161
38,600		Unipres Corp	872
233,948		Valeo S.A.	36,069
217,088	*	Visteon Corp	24,857
113,600	e	Volkswagen AG.	17,457
175,381		Volkswagen AG. (Preference)	25,321
8,332		WABCO India Ltd	764
68,326	e	Winnebago Industries, Inc	1,360
440,000	*,e	Xinchen China Power Holdings Ltd	101
3,248,000		Xingda International Holdings Ltd	659
1,934,785	e	Xinyi Glass Holdings Co Ltd	1,131
284,644		Yamaha Motor Co Ltd	6,380
73,400	e	Yokohama Rubber Co Ltd	1,127
228,000		Yorozu Corp	5,189
669,646		Yulon Motor Co Ltd	610
80,000		Zhejiang Shibao Co Ltd	93
		TOTAL AUTOMOBILES & COMPONENTS	2,722,250

BANKS - 7.7%
39,201		1st Source Corp	1,210
859,030		77 Bank Ltd	4,625
201,601		Aareal Bank AG.	6,348
1,795,745	*,g	ABN AMRO Group NV (ADR)	40,338
3,143,310	*	Abu Dhabi Commercial Bank PJSC	5,608
16,934	e	Access National Corp	346
59,831,354		Agricultural Bank of China	24,348
16,300		Aichi Bank Ltd	868
2,609,451		Akbank TAS	5,984
138,000		Akita Bank Ltd	475
1,263,197		Albaraka Turk Katilim Bankasi AS	571
3,044,864	*	Aldermore Group plc	10,389
35,146	*	Alior Bank S.A.	596
410,123		Allahabad Bank	427
1,123,200		Alliance Financial Group BHD	930
1,366,521	*	Alpha Bank AE	3,662
315,270	*,m	Amagerbanken AS	0	^
31,591		American National Bankshares, Inc	809
97,910		Ameris Bancorp	3,328
32,098	e	Ames National Corp	780
5,879,304		AMMB Holdings BHD	6,187
16,996	*	Anchor BanCorp Wisconsin, Inc	740
478,367		Andhra Bank	473
300,000		Aomori Bank Ltd	962
8,437,391		Aozora Bank Ltd	29,445
75,493		Apollo Residential Mortgage	902
29,295		Arrow Financial Corp	796
739,100		Ashikaga Holdings Co Ltd	2,881
102,040	*	Asia United Bank	100
158,605		Associated Banc-Corp	2,974
6

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
295,444		Astoria Financial Corp	$4,683
3,692,944		Australia & New Zealand Banking Group Ltd	74,523
170,721		Awa Bank Ltd	995
344,970		Axis Bank Ltd	2,327
241,956		Banc of California, Inc	3,537
508,446	*,e	Banca Carige S.p.A	692
30,874,854		Banca Intesa S.p.A.	102,535
3,335,429		Banca Intesa S.p.A. RSP	10,189
554,051	*	Banca Monte dei Paschi di Siena S.p.A	733
1,260,293		Banca Popolare dell’Emilia Romagna Scrl	9,560
12,620,346		Banca Popolare di Milano	12,500
1,011,747		Banca Popolare di Sondrio SCARL	4,525
17,266		Bancfirst Corp	1,012
267,943		Banche Popolari Unite Scpa	1,790
180,290		Banco ABC Brasil S.A.	397
2,360,527		Banco Bilbao Vizcaya Argentaria S.A.	17,248
318,950	*	Banco BPI S.A.	377
1,362,857		Banco Bradesco S.A.	7,021
4,666,451		Banco Bradesco S.A. (Preference)	22,580
45,299,111	*,e	Banco Comercial Portugues S.A.	2,401
15,000		Banco Daycoval S.A.	33
23,728,365		Banco de Chile	2,417
59,331		Banco de Credito e Inversiones	2,230
2,485,454		Banco de Oro Universal Bank	5,525
4,211,311	e	Banco de Sabadell S.A.	7,464
2,044,727		Banco do Brasil S.A.	7,573
179,600		Banco do Estado do Rio Grande do Sul	265
16,063,377	*,m	Banco Espirito Santo S.A.	175
58,200	*,m	Banco Industrial e Comercial S.A.	121
6,602,554		Banco Itau Holding Financeira S.A.	43,671
158,250		Banco Latinoamericano de Exportaciones S.A. (Class E)	4,103
223,673	*	Banco Popolare SC	3,082
531,322		Banco Popular Espanol S.A.	1,751
1,042,803		Banco Santander Brasil S.A.	4,202
7,331,018		Banco Santander Central Hispano S.A.	36,064
104,376,519		Banco Santander Chile S.A.	4,683
953,849		BanColombia S.A. (Preference)	6,490
241,053		Bancorpsouth, Inc	5,783
358,800		Bangkok Bank PCL (ADR)	1,514
112,200		Bangkok Bank PCL (Foreign)	479
56,163		Bank Handlowy w Warszawie S.A.	1,026
1,406,857		Bank Hapoalim Ltd	7,262
2,195,455	*	Bank Leumi Le-Israel	7,612
451,046	*	Bank Millennium S.A.	639
169,114		Bank Mutual Corp	1,319
41,542,993		Bank of America Corp	699,169
500,000		Bank of Baroda	1,176
148,782,403		Bank of China Ltd	66,017
1,976,000	e	Bank of Chongqing Co Ltd	1,775
25,387,940		Bank of Communications Co Ltd	17,804
1,299,673	e	Bank of East Asia Ltd	4,821
103,045		Bank of Georgia Holdings plc	2,889
7

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
39,098		Bank of Hawaii Corp	$2,459
90,826,145	*	Bank of Ireland	33,256
29,700		Bank of Iwate Ltd	1,237
300,824		Bank of Kaohsiung	80
764,727		Bank of Kyoto Ltd	7,092
21,554		Bank of Marin Bancorp	1,151
940,137	*	Bank of Montreal	53,050
134,000	e	Bank of Nagoya Ltd	491
1,621,024		Bank of Nova Scotia	65,570
24,000		Bank of Okinawa Ltd	925
412,912		Bank of Queensland Ltd	4,165
107,541		Bank of Saga Ltd	241
238,022	e	Bank of the Ozarks, Inc	11,773
1,172,927		Bank of the Philippine Islands	2,089
245,200		Bank of the Ryukyus Ltd	3,452
1,192,512		Bank of Yokohama Ltd	7,310
156,363		Bank Pekao S.A.	5,711
15,047,404		Bank Rakyat Indonesia	12,349
36,570		Bank Zachodni WBK S.A.	2,635
61,163		BankFinancial Corp	772
1,689,587		Bankia S.A.	1,966
1,517,503		Bankinter S.A.	10,761
167,079		BankUnited	6,025
73,976		Banner Corp	3,393
7,881		Banque Cantonale Vaudoise	5,000
1,515,500	e	Banregio Grupo Financiero SAB de C.V.	7,768
16,463	e	Bar Harbor Bankshares	567
364,559		Barclays Africa Group Ltd	3,382
47,331,078		Barclays plc	152,348
1,754,387		BB&T Corp	66,333
253,721		BBCN Bancorp, Inc	4,369
8,917	*,e	BBX Capital Corp	140
30,592	*,e	Bear State Financial, Inc	331
324,404		Bendigo Bank Ltd	2,806
449,622	*	Beneficial Bancorp, Inc	5,989
92,867		Berkshire Hills Bancorp, Inc	2,703
76,911		Blue Hills Bancorp, Inc	1,178
67,129		BNC Bancorp	1,704
1,038,777		BNP Paribas	58,771
6,541,872	e	BOC Hong Kong Holdings Ltd	19,907
165,839	*,e	BofI Holding, Inc	3,491
43,561	e	BOK Financial Corp	2,605
243,205		Boston Private Financial Holdings, Inc	2,758
13,367		BRE Bank S.A.	1,068
49,063		Bridge Bancorp, Inc	1,493
302,387		Brookline Bancorp, Inc	3,477
67,796		Bryn Mawr Bank Corp	1,947
240,397		BS Financial Group, Inc	1,713
21,248	*	BSB Bancorp, Inc	497
6,197,507		Bumiputra-Commerce Holdings BHD	6,535
20,363	*,e	C1 Financial, Inc	493
20,696		Camden National Corp	912
8

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
629,843	e	Canadian Imperial Bank of Commerce/Canada	$41,509
70,191	e	Canadian Western Bank	1,186
52,922		Capital Bank Financial Corp	1,692
38,734		Capital City Bank Group, Inc	595
30,385		Capitec Bank Holdings Ltd	1,057
349,238		Capitol Federal Financial	4,386
80,729		Cardinal Financial Corp	1,837
143,595	*	Cascade Bancorp	872
288,846	e	Cathay General Bancorp	9,050
157,372		Centerstate Banks of Florida, Inc	2,463
133,821	e	Central Pacific Financial Corp	2,947
13,150		Century Bancorp, Inc	572
5,729,886		Chang Hwa Commercial Bank	2,729
48,389		Charter Financial Corp	639
125,213		Chemical Financial Corp	4,291
588,966		Chiba Bank Ltd	4,179
69,900		Chiba Kogyo Bank Ltd	389
10,469,010	*	China Citic Bank	6,747
171,250,791		China Construction Bank	116,818
16,358,661		China Development Financial Holding Corp	4,080
12,766,000		China Everbright Bank Co Ltd	6,181
7,744,260		China Merchants Bank Co Ltd	18,128
7,580,694	e	China Minsheng Banking Corp Ltd	7,478
18,602,808		Chinatrust Financial Holding Co	9,525
170,000		Chong Hing Bank Ltd	353
19,728,014	e	Chongqing Rural Commercial Bank	11,849
52,105		Chugoku Bank Ltd	695
839,291		CIT Group, Inc	33,320
9,393,824		Citigroup, Inc	486,130
34,144	e	Citizens & Northern Corp	717
1,524,468		Citizens Financial Group, Inc	39,926
36,920	e	City Holding Co	1,685
51,836		City Union Bank Ltd	72
89,226	e	Clifton Bancorp, Inc	1,280
47,552	e	CNB Financial Corp	857
136,696		CoBiz, Inc	1,834
20,269	*	Collector AB	305
172,354		Columbia Banking System, Inc	5,603
67,701		Comdirect Bank AG.	803
105,505		Comerica, Inc	4,413
78,353	e	Commerce Bancshares, Inc	3,333
191,471	*	Commercial Bank of Qatar QSC	2,406
2,269,320		Commercial International Bank	11,039
4,280,608	*	Commerzbank AG.	44,170
1,688,189	e	Commonwealth Bank of Australia	104,371
106,143	e	Community Bank System, Inc	4,239
43,499		Community Trust Bancorp, Inc	1,521
39,449	*,e	CommunityOne Bancorp	531
134,467		ConnectOne Bancorp, Inc	2,513
151,615,966		CorpBanca S.A.	1,215
81,134		Credicorp Ltd (NY)	7,896
2,184,248		Credit Agricole S.A.	25,739
9

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
72,848		Credito Emiliano S.p.A.	$538
961,520	e	Criteria CaixaBank S.A.	3,347
60,338	*	CU Bancorp	1,530
136,910	e	Cullen/Frost Bankers, Inc	8,215
65,149	*	Customers Bancorp, Inc	1,773
269,972	e	CVB Financial Corp	4,568
5,646,074	*,m	Cyprus Popular Bank Public Co	61
1,384,235		Dah Sing Banking Group Ltd	2,440
341,508		Dah Sing Financial Holdings Ltd	1,700
264,000		Daishi Bank Ltd	1,165
359,358		Danske Bank AS	9,642
2,535,934		DBS Group Holdings Ltd	29,720
94,473	*,g	Deutsche Pfandbriefbank AG.	1,150
1,333,051	*	Development Credit Bank Ltd	1,635
362,522		Dewan Housing Finance Corp Ltd	1,285
183,521		DGB Financial Group Co Ltd	1,563
99,646		Dime Community Bancshares	1,743
449,388		DNB NOR Holding ASA	5,537
126,526	*	Doha Bank QSC	1,542
1,179,415	*	Dubai Islamic Bank PJSC	1,974
8,451,208		E.Sun Financial Holding Co Ltd	4,907
72,472	*	Eagle Bancorp, Inc	3,658
887,585		East West Bancorp, Inc	36,888
476,600	*	EastWest Banking Corp	191
122,000		Eighteenth Bank Ltd	357
28,175	e	Enterprise Bancorp, Inc	644
55,936		Enterprise Financial Services Corp	1,586
962,511	*	Erste Bank der Oesterreichischen Sparkassen AG.	30,117
245,701	*	Essent Group Ltd	5,378
1,633,773	*	Eurobank Ergasias S.A.	1,830
328,648		EverBank Financial Corp	5,252
1,745,315		Far Eastern International Bank	519
19,023	*	Farmers Capital Bank Corp	516
68,441	*	FCB Financial Holdings, Inc	2,450
44,010		Federal Agricultural Mortgage Corp (Class C)	1,389
4,790,652		Federal Bank Ltd	4,040
56,705	e	Fidelity Southern Corp	1,265
2,411,436		Fifth Third Bancorp	48,470
65,294		Financial Institutions, Inc	1,828
184,493		FinecoBank Banca Fineco S.p.A	1,517
80,962	e	First Bancorp (NC)	1,517
364,067	*	First Bancorp (Puerto Rico)	1,183
36,313	e	First Bancorp, Inc	743
77,904		First Busey Corp	1,607
26,242		First Business Financial Services, Inc	656
21,058		First Citizens Bancshares, Inc (Class A)	5,437
226,583		First Commonwealth Financial Corp	2,055
52,917		First Community Bancshares, Inc	986
61,349		First Connecticut Bancorp	1,068
25,784		First Defiance Financial Corp	974
151,111		First Financial Bancorp	2,731
160,696	e	First Financial Bankshares, Inc	4,848
43,585		First Financial Corp	1,481
10

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
10,821,109		First Financial Holding Co Ltd	$5,026
1,102,773		First Gulf Bank PJSC	3,787
192,042	e	First Horizon National Corp	2,788
107,568		First International Bank Of Israel Ltd	1,270
73,122		First Interstate Bancsystem, Inc	2,126
91,035		First Merchants Corp	2,314
385,775		First Midwest Bancorp, Inc	7,110
12,700	e	First National Financial Corp	206
37,918	*	First NBC Bank Holding Co	1,418
312,124		First Niagara Financial Group, Inc	3,387
43,366		First of Long Island Corp	1,301
269,130		First Republic Bank	17,779
412,935		FirstMerit Corp	7,701
52,200	*	Flagstar Bancorp, Inc	1,206
80,815		Flushing Financial Corp	1,749
725,243	e	FNB Corp	9,675
42,894		Fox Chase Bancorp, Inc	870
23,705	*	Franklin Financial Network, Inc	744
952,412		Fukuoka Financial Group, Inc	4,723
444,240		Fulton Financial Corp	5,780
144,987	e	Genworth MI Canada, Inc	2,787
1,417,652	e	Genworth Mortgage Insurance Australia Ltd	2,826
42,704	e	German American Bancorp, Inc	1,423
1,279,817	*	Get Bank S.A.	195
653,827	*	Getin Holding S.A.	203
261,941	e	Glacier Bancorp, Inc	6,949
24,057		Great Southern Bancorp, Inc	1,089
250,623		Great Western Bancorp, Inc	7,273
41,207	*,e	Green Bancorp, Inc	432
129,070	*	Gruh Finance Ltd	532
3,141,191		Grupo Aval Acciones y Valores	1,079
5,086,638		Grupo Financiero Banorte S.A. de C.V.	28,036
4,285,607		Grupo Financiero Inbursa S.A.	7,733
2,138,757	e	Grupo Financiero Santander Mexico SAB de C.V.	3,754
62,021		Guaranty Bancorp	1,026
355,859		Gunma Bank Ltd	2,069
123,116		Hachijuni Bank Ltd	753
106,670	*,e	Hampton Roads Bankshares, Inc	196
347,278		Hana Financial Group, Inc	6,940
192,747		Hancock Holding Co	4,851
1,691,588		Hang Seng Bank Ltd	32,061
138,257		Hanmi Financial Corp	3,279
246,323		HDFC Bank Ltd	4,023
39,913		HDFC Bank Ltd (ADR)	2,459
43,052		Heartland Financial USA, Inc	1,350
57,185		Heritage Commerce Corp	684
132,777		Heritage Financial Corp	2,502
72,032		Heritage Oaks Bancorp	577
313,000		Higashi-Nippon Bank Ltd	1,035
802,059	*	Hilltop Holdings, Inc	15,416
2,705	e	Hingham Institution for Savings	324
630,647		Hiroshima Bank Ltd	3,584
11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
723,000		Hokkoku Bank Ltd	$2,400
643,000		Hokuetsu Bank Ltd	1,356
342,947		Hokuhoku Financial Group, Inc	699
193,625		Home Bancshares, Inc	7,846
215,649	e	Home Capital Group, Inc	4,195
53,502	*	HomeStreet, Inc	1,162
116,611	*	HomeTrust Bancshares, Inc	2,361
668,184		Hong Leong Bank BHD	2,082
380,794		Hong Leong Credit BHD	1,235
29,183	e	Horizon Bancorp	816
3,185,459		Housing Development Finance Corp	60,587
19,433,567		HSBC Holdings plc	153,413
99,600		HSBC Holdings plc (Hong Kong)	788
7,588,222		Hua Nan Financial Holdings Co Ltd	3,513
993,193	e	Huntington Bancshares, Inc	10,985
213,692		Hyakugo Bank Ltd	1,039
202,000		Hyakujushi Bank Ltd	751
168,039		IBERIABANK Corp	9,254
2,099,981		ICICI Bank Ltd	8,294
22,814		ICICI Bank Ltd (ADR)	179
188,892	*	IDFC Bank Ltd	174
20,006	*,e	Impac Mortgage Holdings, Inc	360
65,109	e	Independent Bank Corp (MA)	3,029
75,860		Independent Bank Corp (MI)	1,155
41,503		Independent Bank Group, Inc	1,328
138,288		Indian Bank	241
234,009		IndusInd Bank Ltd	3,415
153,808,566	e	Industrial & Commercial Bank of China	92,196
759,830		Industrial Bank of Korea	7,945
142,426		International Bancshares Corp	3,660
4,034,376		Investors Bancorp, Inc	50,188
541,290	*,m	Irish Bank Resolution Corp Ltd	0
1,376,953	*	Israel Discount Bank Ltd	2,497
70,400		Itau Unibanco Banco Multiplo S.A. (ADR)	458
70,045		Iyo Bank Ltd	681
377,618		Jammu & Kashmir Bank Ltd	468
613,800	*	Japan Post Bank Co Ltd	8,937
335,521		JB Financial Group Co Ltd	1,566
378,900		Jimoto Holdings Inc	628
613,225		Joyo Bank Ltd	2,900
13,655,373		JPMorgan Chase & Co	901,664
288,555		Juroku Bank Ltd	1,142
61,907	*	Jyske Bank	2,800
68,200		Kansai Urban Banking Corp	764
65,600		Kanto Tsukuba Bank Ltd	219
822,335		Karnataka Bank Ltd	1,520
81,430	*	Karur Vysya Bank Ltd	603
100,000		Kasikornbank PCL	415
135,500		Kasikornbank PCL - NVDR	563
1,971,306		Kasikornbank PCL (Foreign)	8,148
877,001		KB Financial Group, Inc	24,708
445,457		KBC Groep NV	27,853
12

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
332,961		Kearny Financial Corp	$4,219
662,000		Keiyo Bank Ltd	3,135
4,235,833		Keycorp	55,871
913,632		Kiatnakin Bank PCL	918
2,553,000		King’s Town Bank	1,810
193,400		Kiyo Bank Ltd	2,790
23,333	*	KJB Financial Group Co Ltd	152
43,349		Komercni Banka AS	8,606
3,863,170		Krung Thai Bank PCL (Foreign)	1,782
375,600	*	Kyushu Financial Group, Inc	2,647
138,255		Lakeland Bancorp, Inc	1,630
57,953		Lakeland Financial Corp	2,702
99,329	e	Laurentian Bank of Canada	3,467
154,176		LegacyTexas Financial Group, Inc	3,857
32,106	*	LendingTree, Inc	2,866
3,279,028		LH Financial Group PCL	151
1,028,235	*,e	Liberbank S.A.	649
367,731	*	LIC Housing Finance Ltd	2,831
11,306	e	Live Oak Bancshares, Inc	161
38,890,729		Lloyds TSB Group plc	41,846
112,520	e	M&T Bank Corp	13,635
72,942		MainSource Financial Group, Inc	1,669
8,438,297		Malayan Banking BHD	16,478
666,602		Malaysia Building Society	218
452,041	*	Masraf Al Rayan	4,656
185,895		MB Financial, Inc	6,017
14,961,299		Mega Financial Holding Co Ltd	9,646
61,683		Mercantile Bank Corp	1,514
16,320		Merchants Bancshares, Inc	514
134,004		Meridian Bancorp, Inc	1,889
44,593		Meta Financial Group, Inc	2,048
1,063,204		Metropolitan Bank & Trust	1,814
1,115,189	*,e	MGIC Investment Corp	9,847
16,100		Midsouth Bancorp, Inc	146
22,123		MidWestOne Financial Group, Inc	673
68,000		Mie Bank Ltd	151
217,000		Minato Bank Ltd	358
21,495,379		Mitsubishi UFJ Financial Group, Inc	133,148
4,223,361		Mitsui Trust Holdings, Inc	15,995
366,000		Miyazaki Bank Ltd	1,172
87,323		Mizrahi Tefahot Bank Ltd	1,043
45,015,463		Mizuho Financial Group, Inc	90,031
38,568		Musashino Bank Ltd	1,407
202,928		Nanto Bank Ltd	636
2,440,846		National Australia Bank Ltd	53,264
76,522		National Bank Holdings Corp	1,635
754,189	*	National Bank of Abu Dhabi PJSC	1,634
809,927		National Bank of Canada	23,595
5,277,643	*	National Bank of Greece S.A.	1,951
22,749	e	National Bankshares, Inc	809
15,829	*,e	National Commerce Corp	397
13

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
427,123		National Penn Bancshares, Inc	$5,266
99,889	*,e	Nationstar Mortgage Holdings, Inc	1,336
2,763,817		Natixis	15,635
110,066		NBT Bancorp, Inc	3,069
386,409		Nedbank Group Ltd	4,720
830,766	e	New York Community Bancorp, Inc	13,558
116,499		NewBridge Bancorp	1,419
1,534,300		Nishi-Nippon City Bank Ltd	4,044
275,650	*	NMI Holdings, Inc	1,866
52,996	*	Nordax Group AB	320
2,731,236		Nordea Bank AB	29,966
391,600		North Pacific Bank Ltd	1,352
169,895	e	Northfield Bancorp, Inc	2,705
2,955		Northrim BanCorp, Inc	79
257,356		Northwest Bancshares, Inc	3,446
52,442		OceanFirst Financial Corp	1,050
318,055	*,e	Ocwen Financial Corp	2,217
137,514	e	OFG Bancorp	1,007
245,000		Ogaki Kyoritsu Bank Ltd	988
191,000		Oita Bank Ltd	743
291,430	e	Old National Bancorp	3,952
77,122	*	Old Second Bancorp, Inc	605
394,632		OneSavings Bank plc	2,066
123,807		Opus Bank	4,577
62,360		Oriental Bank of Commerce	132
175,183		Oritani Financial Corp	2,891
693,192	e	OTP Bank	14,253
4,007,138		Oversea-Chinese Banking Corp	24,774
76,434		Pacific Continental Corp	1,137
123,564	*	Pacific Premier Bancorp, Inc	2,626
350,539		PacWest Bancorp	15,108
259,031		Paragon Group of Cos plc	1,347
32,595	e	Park National Corp	2,949
173,819		Park Sterling Bank	1,272
57,634		Peapack Gladstone Financial Corp	1,188
15,540	e	Penns Woods Bancorp, Inc	660
52,908		Pennsylvania Commerce Bancorp, Inc	1,660
34,113	*	PennyMac Financial Services, Inc	524
54,845	e	Peoples Bancorp, Inc	1,033
25,923	e	Peoples Financial Services Corp	987
303,294	e	People’s United Financial, Inc	4,898
128,318	*	PHH Corp	2,079
3,067,276	*	Philippine National Bank	3,390
965,398	*	Piccolo Credito Valtellinese Scarl	1,137
136,406		Pinnacle Financial Partners, Inc	7,006
5,600,302	*	Piraeus Bank S.A.	1,674
585,649		PNC Financial Services Group, Inc	55,818
178,854		Popular, Inc	5,069
1,035,288	*	Powszechna Kasa Oszczednosci Bank Polski S.A.	7,191
64,500		Preferred Bank	2,130
197,357		PrivateBancorp, Inc	8,096
251,768		Prosperity Bancshares, Inc	12,050
14

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
158,912		Provident Financial Services, Inc	$3,202
66,937,300		PT Bank Bukopin Tbk	3,385
13,835,487		PT Bank Central Asia Tbk	13,255
3,068,302		PT Bank Danamon Indonesia Tbk	710
18,264,800		PT Bank Jabar Banten Tbk	995
13,065,968		PT Bank Mandiri Persero Tbk	8,676
9,775,613		PT Bank Negara Indonesia	3,500
44,500,000	*	PT Bank Pan Indonesia Tbk	2,631
32,046,900		PT Bank Pembangunan Daerah Jawa Timur Tbk	1,011
13,175,794		PT Bank Tabungan Negara Tbk	1,228
3,223,109		Public Bank BHD	13,888
93,110	*	Qatar Islamic Bank SAQ	2,720
260,857	*	Qatar National Bank	12,512
31,593	e	QCR Holdings, Inc	767
645,560	e	Radian Group, Inc	8,644
45,609	*,e	Raiffeisen International Bank Holding AG.	668
2,953,188		Regions Financial Corp	28,351
98,087	e	Renasant Corp	3,375
31,520		Republic Bancorp, Inc (Class A)	832
7,282,235		Resona Holdings, Inc	35,364
655,898		RHB Capital BHD	864
368,120		Rizal Commercial Banking Corp	258
5,200	*,m	Roskilde Bank	0
76,701	e	Royal Bank of Canada	4,110
2,544,251	e	Royal Bank of Canada (Toronto)	136,342
2,447,720	*	Royal Bank of Scotland Group plc	10,880
89,875		S&T Bancorp, Inc	2,770
64,426		Sandy Spring Bancorp, Inc	1,737
125,500		San-In Godo Bank Ltd	1,021
7,752,276		Sberbank of Russian Federation (ADR)	45,478
109,946	*	Seacoast Banking Corp of Florida	1,647
589,060		Security Bank Corp	1,772
424,754	*	Sekerbank TAS	244
249,580		Senshu Ikeda Holdings, Inc	1,029
78,408	e	ServisFirst Bancshares, Inc	3,727
296,493		Seven Bank Ltd	1,300
2,292,977	*,g	Shawbrook Group plc	11,834
655,000	e	Shiga Bank Ltd	3,273
162,000		Shikoku Bank Ltd	367
773,713		Shinhan Financial Group Co Ltd	25,990
4,750,179		Shinsei Bank Ltd	8,742
444,400		Shizuoka Bank Ltd	4,310
1,869,400		Siam Commercial Bank PCL (Foreign)	6,166
48,321		Sierra Bancorp	853
414,688	*	Signature Bank	63,601
112,864		Simmons First National Corp (Class A)	5,797
10,768,570		SinoPac Financial Holdings Co Ltd	3,058
1,124,574		Skandinaviska Enskilda Banken AB (Class A)	11,827
667,686		Societe Generale	30,768
2,578,170		South Indian Bank Ltd	751
102,229		South State Corp	7,355
64,955	e	Southside Bancshares, Inc	1,560
15

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
72,612		Southwest Bancorp, Inc	$1,269
210,201		Spar Nord Bank A/s	1,857
222,572	e	Sparebanken Midt-Norge	1,266
200,142		Sparebanken Nord-Norge	830
2,904		St Galler Kantonalbank	1,047
2,871,644		Standard Bank Group Ltd	21,050
1,900,743		Standard Chartered plc	15,771
89,250		State Bank & Trust Co	1,877
30,377	*	State Bank of Bikaner & Jaip	240
3,207,087		State Bank of India	10,838
478,502		Sterling Bancorp/DE	7,761
35,936		Stock Yards Bancorp, Inc	1,358
29,627		Stonegate Bank	974
39,496	*,e	Stonegate Mortgage Corp	215
34,403		Suffolk Bancorp	975
3,083,611		Sumitomo Mitsui Financial Group, Inc	116,379
27,048	*	Sun Bancorp, Inc	558
1,124,789		SunTrust Banks, Inc	48,186
361,890		Suruga Bank Ltd	7,458
249,214	*	SVB Financial Group	29,632
530,486		Svenska Handelsbanken AB	7,046
1,906,430		Swedbank AB (A Shares)	41,986
242,649		Sydbank AS	7,791
424,603		Syndicate Bank	560
319,464		Synovus Financial Corp	10,344
1,596,653	*	Ta Chong Bank Co Ltd	650
1,710,311		Taichung Commercial Bank	486
8,943,685		Taishin Financial Holdings Co Ltd	3,090
2,256,886	*	Taiwan Business Bank	560
8,479,151		Taiwan Cooperative Financial Holding	3,532
128,312		Talmer Bancorp Inc	2,324
1,928,906		TCF Financial Corp	27,236
788,872	*	TCS Group Holding plc (ADR)	2,413
20,591		Territorial Bancorp, Inc	571
115,268	*	Texas Capital Bancshares, Inc	5,697
212,670		TFS Financial Corp	4,005
2,422,700		Thanachart Capital PCL	2,447
88,073	*	The Bancorp, Inc	561
1,175,480		Tisco Bank PCL	1,383
61,598,300		TMB Bank PCL (Foreign)	4,119
311,000		Tochigi Bank Ltd	1,774
175,000		Toho Bank Ltd	625
93,593		Tokyo TY Financial Group, Inc	3,132
146,200		Tomony Holdings, Inc	557
36,250	e	Tompkins Trustco, Inc	2,036
3,572,537		Toronto-Dominion Bank	140,041
295,000		Towa Bank Ltd	263
111,087	e	TowneBank	2,318
59,807		Trico Bancshares	1,641
88,289	*,e	Tristate Capital Holdings, Inc	1,235
78,750	*	Triumph Bancorp, Inc	1,299
615,821		Trustco Bank Corp NY	3,781
16

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
163,890	e	Trustmark Corp	$3,776
4,152,597		Turkiye Garanti Bankasi AS	10,116
837,980		Turkiye Halk Bankasi AS	2,978
1,729,781		Turkiye Is Bankasi (Series C)	2,722
2,570,930		Turkiye Sinai Kalkinma Bankasi AS	1,338
842,379		Turkiye Vakiflar Bankasi Tao	1,104
107,600		UMB Financial Corp	5,009
774,114		Umpqua Holdings Corp	12,308
6,628,438		UniCredit S.p.A	36,647
588,048		Union Bank of India	1,313
1,566,039		Union Bank Of Taiwan	444
138,545		Union Bankshares Corp	3,497
173,240	e	United Bankshares, Inc	6,408
236,492		United Community Banks, Inc	4,609
126,213		United Community Financial Corp	745
243,877		United Financial Bancorp, Inc (New)	3,141
1,613,545		United Overseas Bank Ltd	22,246
63,961		Univest Corp of Pennsylvania	1,334
5,511,465		US Bancorp	235,174
46,238		Valiant Holding	5,431
580,738	e	Valley National Bancorp	5,720
462,817		Vijaya Bank	238
2,584,937		Virgin Money Holdings UK plc	14,488
4,264,561		VTB Bank OJSC (GDR)	8,977
66,349	*	Walker & Dunlop, Inc	1,912
92,849	*,e	Walter Investment Management Corp	1,320
232,572		Washington Federal, Inc	5,542
42,022		Washington Trust Bancorp, Inc	1,661
64,055		Waterstone Financial, Inc	903
287,638		Webster Financial Corp	10,697
21,607,989		Wells Fargo & Co	1,174,610
109,759		WesBanco, Inc	3,295
50,350		West Bancorporation, Inc	994
65,849	e	Westamerica Bancorporation	3,078
419,472	*	Western Alliance Bancorp	15,042
5,320,738	e	Westpac Banking Corp	128,973
333,412		Wilshire Bancorp, Inc	3,851
193,676		Wintrust Financial Corp	9,397
814,533		Woori Bank	6,092
70,495		WSFS Financial Corp	2,281
100,254	e	Yadkin Financial Corp	2,523
119,000	e	Yamagata Bank Ltd	462
219,492	e	Yamaguchi Financial Group, Inc	2,600
453,000		Yamanashi Chuo Bank Ltd	2,315
824,884		Yapi ve Kredi Bankasi	928
1,097,944		Yes Bank Ltd	11,979
2,249,464		Zions Bancorporation	61,410
		TOTAL BANKS	8,716,022

CAPITAL GOODS - 7.3%
2,924,733		3M Co	440,582
275,322		A.O. Smith Corp	21,092
17

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
86,435		Aalberts Industries NV	$2,978
103,046		Aaon, Inc	2,393
89,231		AAR Corp	2,346
1,213,744		ABB Ltd	21,662
135,216	e	Abengoa S.A.	60
225,821	e	Abengoa S.A. (B Shares)	48
3,531,652		Aboitiz Equity Ventures, Inc	4,332
403,000		AcBel Polytech, Inc	283
166,931	*	Accuride Corp	277
206,218		ACS Actividades Construccion y Servicios S.A.	6,033
176,845		Actuant Corp (Class A)	4,237
194,571		Acuity Brands, Inc	45,491
698,471	*	Adani Enterprises Ltd	876
47,349		Aditya Birla Nuvo Ltd	1,543
500,900		Advan Co Ltd	4,532
83,587	e	Advanced Drainage Systems, Inc	2,009
525,743	*,e	Aecom Technology Corp	15,788
49,041		Aecon Group, Inc	545
153,878	*	Aegion Corp	2,971
978,528	*	AerCap Holdings NV	42,233
159,160	*,e	Aerojet Rocketdyne Holdings, Inc	2,492
10,938	*	AeroSpace Technology of Korea, Inc	216
52,945	*	Aerovironment, Inc	1,560
35,070		AFG Arbonia-Forster Hldg	354
12,672	e	AG Growth International Inc	305
387,899	e	AGCO Corp	17,607
50,098		AIA Engineering Ltd	674
43,999		Aica Kogyo Co Ltd	865
24,100		Aichi Corp	160
177,400		Aida Engineering Ltd	1,828
420,643	e	Air Lease Corp	14,083
153,556		Aircastle Ltd	3,208
343,740		Airtac International Group	1,582
61,125		Akfen Holding AS.	262
27,886		Alamo Group, Inc	1,453
67,663		Alarko Holding AS	71
105,906		Albany International Corp (Class A)	3,871
305,505		Alfa Laval AB	5,577
6,375,429		Alfa S.A. de C.V. (Class A)	12,614
24,562	*,g	Alimak Group AB	249
323,309		Allegion plc	21,313
2,614,264		Alliance Global Group, Inc	891
56,501		Allied Motion Technologies, Inc	1,479
1,271,863		Allison Transmission Holdings, Inc	32,929
31,744		Alstom Projects India Ltd	330
316,799	*,e	Alstom RGPT	9,677
97,738	*	Alstom T&D India Ltd	697
66,355		Altra Holdings, Inc	1,664
252,836		Amada Co Ltd	2,413
59,386		Amara Raja Batteries Ltd	771
70,368	*	Ameresco, Inc	440
24,174	e	American Railcar Industries, Inc	1,119
18

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
18,665	e	American Science & Engineering, Inc	$772
119,197	*	American Woodmark Corp	9,533
452,588		Ametek, Inc	24,254
32,941		Andritz AG.	1,603
139,158		Apogee Enterprises, Inc	6,055
184,296	e	Applied Industrial Technologies, Inc	7,462
2,923,905	*	Arabtec Holding Co	982
66,255		Arcadis NV	1,332
16,054	*,e	Arcam AB	349
71,465	e	Argan, Inc	2,315
24,038	*	Armstrong World Industries, Inc	1,099
238,707	*	ArvinMeritor, Inc	1,993
45,100		Asahi Diamond Industrial Co Ltd	482
1,815,911	e	Asahi Glass Co Ltd	10,403
176,555		Aselsan Elektronik Sanayi Ve Ticaret AS	1,020
1,002,497		Ashok Leyland Ltd	1,326
2,747,898		Ashtead Group plc	45,224
1,218,756		Assa Abloy AB	25,512
452,066	e	Astaldi S.p.A.	2,750
53,607		Astec Industries, Inc	2,182
28,802		Astral Polytechnik Ltd	190
63,968	*	Astronics Corp	2,604
1,728	*	Astronics Corp (Class B)	70
788,016		Asunaro Aoki Construction Co Ltd	5,257
290,092		Atlas Copco AB (A Shares)	7,114
200,036		Atlas Copco AB (B Shares)	4,599
68,294	*	ATS Automation Tooling Systems, Inc	562
2,546,584		Austal Ltd	2,895
3,220,000	*,e	AVIC International Holding HK Ltd	326
2,794,843		AviChina Industry & Technology Co	2,184
64,521		AZZ, Inc	3,585
46,388		B&B Tools AB	676
94,083	*	Babcock & Wilcox Enterprises, Inc	1,964
32,209	e	Badger Daylighting Ltd	568
6,895,018		BAE Systems plc	50,765
598,948	*	Balfour Beatty plc	2,386
158,000		Bando Chemical Industries Ltd	659
458,000		Baoye Group Co Ltd	309
251,172		Barloworld Ltd	1,010
253,932		Barnes Group, Inc	8,987
23,533		Bauer AG.	445
11,648	e	BayWa AG.	360
188,151		BE Aerospace, Inc	7,972
56	*	Beacon Power Corp	0	^
123,152	*	Beacon Roofing Supply, Inc	5,071
601,441		Beijing Enterprises Holdings Ltd	3,626
1,223,000	g	Beijing Urban Construction Design & Development Group Co Ltd	789
9,824	*	BEML Ltd	190
6,949,500		Berjaya Corp BHD	605
5,237,000		BES Engineering Corp	1,138
95,454		Bharat Electronics Ltd	1,972
19

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
811,571		Bharat Heavy Electricals	$2,066
380,630		Bidvest Group Ltd	8,079
108,709		Biesse S.p.A.	1,866
143,191		Bird Construction Income Fund	1,345
157,885		Bizlink Holdings Inc	696
482,100		BJC Heavy Industries PCL-F	73
225,971	*	Blount International, Inc	2,217
6,033	*,e	Blue Bird Corp	61
21,573	*	Blue Star Ltd	128
74,247	*,e	BMC Stock Holdings, Inc	1,244
17,253		Bobst Group AG.	723
166,883		Bodycote plc	1,393
1,995,108		Boeing Co	288,473
269,000	e	Boer Power Holdings Ltd	483
434,000	e	Bolina Holding Co Ltd	110
1,955,182	*	Bombardier, Inc	1,893
172,916		Boskalis Westminster	7,054
4,935	e	Bossard Holding AG.	540
263,672		Bouygues S.A.	10,455
114,418		Brammer plc	307
71,960		Brenntag AG.	3,750
148,209		Briggs & Stratton Corp	2,564
5,786		Bucher Industries AG.	1,304
24,392		Budimex S.A.	1,203
126,043	*	Builders FirstSource, Inc	1,397
43,900	e	Bunka Shutter Co Ltd	372
299,041		Bunzl plc	8,297
38,480		Burckhardt Compression Holding AG.	11,782
3,126		Burkhalter Holding AG.	339
706,996		BWX Technologies, Inc	22,461
25,888		Byucksan Corp	186
417,516		CAE, Inc	4,632
575,057	*,e	Caesarstone Sdot-Yam Ltd	24,923
456,000		Cahya Mata Sarawak BHD	544
44,879	*	CAI International, Inc	452
11,076		Carbone Lorraine	205
95,634	e	Cardno Ltd	80
31,142	e	Cargotec Corp (B Shares)	1,162
1,332,197	e	Carillion plc	5,950
59,548	e	Carlisle Cos, Inc	5,281
648,325	e	Caterpillar, Inc	44,060
611,600		CB Industrial Product Holding BHD	292
9,483	*,m	CCL International Ltd	4
1,137,327		Central Glass Co Ltd	5,216
21,345		CENTROTEC Sustainable AG.	306
2,803	*	Cera Sanitaryware Ltd	85
1,260,000	*	CGN Mining Co Ltd	97
2,814,975		CH Karnchang PCL	2,256
692,300		Changchai Co Ltd	504
77,414	*	Chart Industries, Inc	1,390
166,233	*	Cheil Industries, Inc	19,622
169,407		Chemring Group plc	475
20

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
550,300	*,m	Chengde Nanjiang Co Ltd	$205
187,314	e	Chicago Bridge & Iron Co NV	7,303
393,283		Chicony Power Technology Co Ltd	501
2,424,500	e	China Aircraft Leasing Group Holdings Ltd	2,490
12,200,000	*	China Automation Group Ltd	1,346
5,609,476		China Communications Construction Co Ltd	5,684
1,608,500	e	China Conch Venture Holdings Ltd	3,328
3,070,000	*,e	China Dynamics Holdings Ltd	145
31,000		China Ecotek Corp	56
1,898,000		China Energine International Holdings Ltd	168
351,550		China Fangda Group Co Ltd	325
983,000	*	China High Speed Transmission Equipment Group Co Ltd	787
4,654,000	*,e	China Huarong Energy Co Ltd	145
630,005		China International Marine Containers Group Co Ltd	1,147
1,064,000	e	China Lesso Group Holdings Ltd	738
15,000,000	*	China Ocean Shipbuilding Industry Group Ltd	453
7,093,363		China Railway Construction Corp	8,730
4,656,697		China Railway Group Ltd	3,512
2,842,400	e	China Singyes Solar Technologies Holdings Ltd	2,033
2,126,656		China State Construction International Holdings Ltd	3,678
34,070,000	*,e	China Strategic Holdings Ltd	953
357,500	*	China Textile Machinery	282
11,903		China Yuchai International Ltd	128
1,412,400		Chip Eng Seng Corp Ltd	706
146,900		Chiyoda Corp	1,115
10,400		Chiyoda Integre Co Ltd	242
17,562,000		Chongqing Machinery & Electric Co Ltd	2,292
26,600		Chudenko Corp	586
606,375		Chung Hsin Electric & Machinery Manufacturing Corp	311
213,184		CIMIC Group Ltd	3,740
715,939	*	CIR-Compagnie Industriali Riunite S.p.A.	750
43,067		CIRCOR International, Inc	1,815
4,712,084		Citic Pacific Ltd	8,309
2,695,000	*,e	Citic Resources Holdings Ltd	277
15,313		CJ Corp	3,253
3,481,316		CK Hutchison Holdings Ltd	46,796
160,900		CKD Corp	1,599
161,726		Clarcor, Inc	8,035
316,310	e	CNH Industrial NV	2,166
195,266		Coastal Contracts BHD	83
425,108		Cobham plc	1,775
453,448	*	Cofide S.p.A.	205
185,869	*,e	Colfax Corp	4,340
82,417		Columbus McKinnon Corp	1,558
179,783		Comfort Systems USA, Inc	5,109
66,609	*	Commercial Vehicle Group, Inc	184
2,137,845		Compagnie de Saint-Gobain	92,644
24,814		Compagnie d’Entreprises CFE	2,940
128,800	e	COMSYS Holdings Corp	1,811
37,218		Concentric AB	472
837,300		Concepcion Industrial Corp	765
18,320,000	e	Concord New Energy Group Ltd	1,095
21

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
73,386	*,e	Consolidated Infrastructure Group Ltd	$151
1,637	e	Construcciones y Auxiliar de Ferrocarriles S.A.	455
196,520	*	Continental Building Products Inc	3,431
1,087,450	*	Continental Engineering Corp	323
2,011		Conzzeta AG.	1,283
1,080,000	e	Cosco Corp Singapore Ltd	350
18,685		Cosel Co Ltd	168
13,339	*	COSON Co Ltd	251
169,452		Costain Group plc	938
32,947		Cramo Oyj (Series B)	680
101,687		Crane Co	4,865
818,022		Crompton Greaves Ltd	2,367
43,011		CS Wind Corp	905
428,590		CSBC Corp Taiwan	187
5,163,301	e	CSR Corp Ltd	6,343
586,000		CTCI Corp	637
84,268		Cubic Corp	3,982
431,148		Cummins, Inc	37,945
184,891		Curtiss-Wright Corp	12,665
34,803		Daelim Industrial Co	1,965
34,141		Daesang Holdings Co Ltd	554
7,462		Daetwyler Holding AG.	1,066
121,847	*	Daewoo Engineering & Construction Co Ltd	576
52,809		Daewoo International Corp	727
74,000		Daifuku Co Ltd	1,260
93,641		Daihen Corp	441
33,000		Daiichi Jitsugyo Co Ltd	148
180,975		Daikin Industries Ltd	13,179
23,600		Daiwa Industries Ltd	184
92,000		Dalian Refrigeration Co Ltd	114
1,156,721		Danaher Corp	107,436
12,102		Danieli & Co S.p.A.	231
40,412		Danieli & Co S.p.A. (RSP)	575
10,596		Dawonsys Co Ltd	266
104,081		DCC plc	8,695
200,325	e	Deere & Co	15,279
30,900		Denyo Co Ltd	482
89,476		Deutz AG.	356
29,022	e	Dialight plc	195
4,592,856		Dialog Group BHD	1,707
4,360,000	*,e	Digital Domain Holdings Ltd	285
308,867	*	DigitalGlobe, Inc	4,837
205,473		Diploma plc	2,305
72,510	*	DIRTT Environmental Solutions	364
4,753,160		DMCI Holdings, Inc	1,390
1,034,376	*	Dogan Sirketler Grubu Holdings	202
77,605		Donaldson Co, Inc	2,224
32,607	*	Dong Yang Gang Chul Co Ltd	195
26,169		Dongkuk Structures & Construction Co Ltd	108
6,487		Doosan Corp	487
21,971	*	Doosan Engine Co Ltd	60
56,030		Doosan Heavy Industries and Construction Co Ltd	975
22

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
134,820	*	Doosan Infracore Co Ltd	$534
127,363	e	Douglas Dynamics, Inc	2,684
665,686	e	Dover Corp	40,813
44,279	*	Ducommun, Inc	718
96,650		Duerr AG.	7,670
65,598	e	Duro Felguera S.A.	94
72,694	*	DXP Enterprises, Inc	1,657
130,447	*,e	Dycom Industries, Inc	9,126
5,017,800		Dynasty Ceramic PCL	584
1,044		e Tec E&C Ltd	117
936,030		Eaton Corp	48,711
956,828		Ebara Corp	4,547
20,633		Eicher Motors Ltd	5,238
139,686		Eiffage S.A.	9,028
64,413		Elbit Systems Ltd	5,671
1,770		Electra Israel Ltd	218
474,400	*,e,g	Elementia SAB de C.V.	632
32,633	*,g	Eltel AB	326
173,885		EMCOR Group, Inc	8,353
366,597		Emerson Electric Co	17,534
1,184,484		Empresa Brasileira de Aeronautica S.A.	9,001
516,300	*,e	Empresas ICA Sociedad Controladora S.A. de C.V.	106
60,182		Encore Wire Corp	2,232
6,279,000	*,e	Enerchina Holdings Ltd	362
125,907		EnerSys	7,042
82,724		Engility Holdings, Inc	2,687
178,369		Engineers India Ltd	648
483,100		Enka Insaat ve Sanayi AS	748
75,746	*,e	Enphase Energy, Inc	266
124,057	e	EnPro Industries, Inc	5,439
516,000	e	Enric Energy Equipment Holdings Ltd	301
30,000	e	EPCO Co Ltd	404
67,712		ESCO Technologies, Inc	2,447
52,611		Escorts Ltd	136
74,219	*	Esterline Technologies Corp	6,012
737,755		European Aeronautic Defence and Space Co	49,715
3,504,000		EVA Precision Industrial Holdings Ltd	620
23,916		Exco Technologies Ltd	292
20,039	*	FACC AG.	156
14,432		Faiveley S.A.	1,498
146,941		Fanuc Ltd	25,316
672,000		Far East Global Group Ltd	115
7,106,143		Far Eastern Textile Co Ltd	5,552
772,702	e	Fastenal Co	31,542
12,540,000	*,e	FDG Electric Vehicles Ltd	773
257,091		Federal Signal Corp	4,075
1,362		Feintool International Holding AG.	120
171,374		Fenner plc	361
542,706		Ferrovial S.A.	12,272
448,541	*,e	Fincantieri S.p.A	194
644,000	*	Finmeccanica S.p.A.	8,954
476,552		Finning International, Inc	6,433
23

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
139,765		Finolex Cables Ltd	$533
420,000	e	First Tractor Co	268
97,021		Flowserve Corp	4,083
274,538	e	FLSmidth & Co AS	9,539
147,720		Fluor Corp	6,975
128,807	*,e	Fomento de Construcciones y Contratas S.A.	977
3,192	*	Force Motors Ltd	148
747,803		Fortune Brands Home & Security, Inc	41,503
1,107,930		Foshan Electrical and Lighting Co Ltd	1,171
3,511,753		Fosun International	5,457
119,808		Franklin Electric Co, Inc	3,238
123,734		Freightcar America, Inc	2,404
369,200	e	Fudo Tetra Corp	432
58,825	*,e	FuelCell Energy, Inc	292
1,248,438		Fuji Electric Holdings Co Ltd	5,236
186,692		Fuji Machine Manufacturing Co Ltd	1,963
894,978		Fujikura Ltd	4,834
61,100		Fujitec Co Ltd	625
27,000		Fukuda Corp	276
11,900		Fukushima Industries Corp	281
96,794	*	Furmanite Corp	645
346,000		Furukawa Co Ltd	711
898,000		Furukawa Electric Co Ltd	1,901
107,919		Futaba Corp/Chiba	1,449
291,267		Galliford Try plc	6,545
538,035		Gamesa Corp Tecnologica S.A.	9,211
2,126,051		Gamuda BHD	2,303
84,503	e	GATX Corp	3,596
15,297	*	Gayatri Projects Ltd	170
46,601		GEA Group AG.	1,883
9,222		Geberit AG.	3,124
28,000		Gecoss Corp	240
174,637	*,e	Generac Holdings, Inc	5,199
140,035		General Cable Corp	1,881
792,683		General Dynamics Corp	108,883
26,987,947		General Electric Co	840,675
4,048		Georg Fischer AG.	2,748
4,028		Gesco AG.	310
118,514	*	Gibraltar Industries, Inc	3,015
8,100	e	Giken Seisakusho Co, Inc	102
37,227		Gildemeister AG.	1,537
281,605		Global Brass & Copper Holdings, Inc	5,998
82,156		Glory Ltd	2,522
1,457,607		GMR Infrastructure Ltd	360
61,775		Gorman-Rupp Co	1,651
62,694		Graco, Inc	4,518
399,329		Grafton Group plc	4,361
31,858		Graham Corp	536
97,277		Granite Construction, Inc	4,174
152,985	*	Great Lakes Dredge & Dock Corp	606
68,627		Greaves Cotton Ltd	148
67,410	e	Greenbrier Cos, Inc	2,199
24

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
84,634	e	Griffon Corp	$1,506
600,761		Grupo Carso S.A. de C.V. (Series A1)	2,474
175,700	*,e	Grupo Rotoplas SAB de C.V.	301
60,347	*	GS Engineering & Construction Corp	1,000
323,000		GS Yuasa Corp	1,200
532,100		Gunkul Engineering PCL	317
1,198,000	*,e	Guodian Technology & Environment Group Corp Ltd	106
184,693	e	GWA International Ltd	265
78,097		H&E Equipment Services, Inc	1,365
890,360		Haitian International Holdings Ltd	1,292
86,240		Haldex AB	807
195,244	*	Halim Co Ltd	731
549,730		Hangzhou Steam Turbine Co	1,125
64,205	*	Hanjin Heavy Industries & Construction Co Ltd	210
2,594,395		Hanwa Co Ltd	11,203
45,246		Hanwha Corp	1,500
308,400		HAP Seng Consolidated BHD	465
2,582,000	e	Harbin Power Equipment	1,217
23,400	e	Harmonic Drive Systems, Inc	506
364,077		Harsco Corp	2,869
638,518		Havells India Ltd	2,933
375,100		Hazama Ando Corp	2,023
156,064	*,e	HC2 Holdings, Inc	826
571,398	*	HD Supply Holdings, Inc	17,159
65,074		HEICO Corp	3,537
99,013		HEICO Corp (Class A)	4,871
212,406	*,e	Heidelberger Druckmaschinen	521
126,369	*	Hellenic Technodomiki Tev S.A.	198
69,568	e	Hexagon Composites ASA	179
54,783	e	Hexcel Corp	2,545
37,800		Hibiya Engineering Ltd	518
160,763		Hillenbrand, Inc	4,763
490,930	*	Hindustan Construction Co	186
314,920		Hino Motors Ltd	3,640
17,600		Hisaka Works Ltd	140
75,991	e	Hitachi Construction Machinery Co Ltd	1,182
157,100		Hitachi Koki Co Ltd	1,124
138,500		Hitachi Zosen Corp	760
229,384		Hiwin Technologies Corp	898
5,793,000	*	HKC Holdings Ltd	123
4,368		Hochtief AG.	405
554,835		Hock Seng Lee BHD	244
5,182,140		Honeywell International, Inc	536,714
1,391,300		Hopewell Holdings	4,984
46,600		Hoshizaki Electric Co Ltd	2,897
108,582		Hosken Consolidated Investments Ltd	811
18,230	e	Houston Wire & Cable Co	96
8,965,000	e	Hsin Chong Construction Group Ltd	888
109,800	*	Huangshi Dongbei Electrical Appliance Co Ltd	234
30,197		Hubbell, Inc	3,051
23,713		Huber & Suhner AG.	1,103
62,155		Hudaco Industries Ltd	381
25

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
275,524		Huntington Ingalls	$34,950
25,682		Hurco Cos, Inc	682
18,844		Hy-Lok Corp	398
22,386		Hyster-Yale Materials Handling, Inc	1,174
33,404		Hyundai Corp	809
67,585		Hyundai Development Co	2,209
8,480	*	Hyundai Elevator Co Ltd	432
455,878		Hyundai Engineering & Construction Co Ltd	10,944
45,470	*	Hyundai Heavy Industries	3,361
10,848	*	Hyundai Mipo Dockyard	475
25,147	*	Hyundai Rotem Co Ltd	312
21,600		Idec Corp	195
75,379		IDEX Corp	5,775
3,621,014		IJM Corp BHD	2,847
19,608		Iljin Holdings Co Ltd	198
408,781		Illinois Tool Works, Inc	37,886
63,024		IMARKETKOREA, Inc	1,352
164,773		IMI plc	2,091
12,842		Implenia AG.	655
457,569		Impregilo S.p.A.	1,978
27,391		IMS-Intl Metal Service	426
52,610		Inaba Denki Sangyo Co Ltd	1,681
45,800		Inabata & Co Ltd	462
74,518		Indus Holding AG.	3,584
42,231	e	Industria Macchine Automatiche S.p.A.	2,192
215,870	*	Industries Qatar QSC	6,566
67,116		Indutrade AB	3,807
8,323		Ingersoll-Rand India Ltd	97
1,273,978		Ingersoll-Rand plc	70,438
62,762		Insteel Industries, Inc	1,313
61,466		Interpump Group S.p.A.	953
306,177		Interserve plc	2,336
112,345	e	Invicta Holdings Ltd	326
176,492		Inwido AB	2,312
126,500		Iochpe-Maxion S.A.	392
830,205		IRB Infrastructure Developers Ltd	3,047
9,447		IS Dongseo Co Ltd	355
151,000	e	Iseki & Co Ltd	236
1,847		ISGEC Heavy Engineering Ltd	145
8,295,301		Ishikawajima-Harima Heavy Industries Co Ltd	22,899
1,675,550	*	Italian-Thai Development PCL	347
2,159,633		Itochu Corp	25,545
96,051		ITT Corp	3,489
64,128	*	IVRCL Infrastructures & Projects Ltd	9
153,000	e	Iwatani International Corp	790
272,799	*	Jacobs Engineering Group, Inc	11,444
649,454	*	Jain Irrigation Systems Ltd	675
9,300		Jamco Corp	312
65,604		Japan Pulp & Paper Co Ltd	182
310,000		Japan Steel Works Ltd	1,088
4,355,246		JG Summit Holdings (Series B)	6,778
58,481		JGC Corp	895
26

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
6,950,000	e	Jiangnan Group Ltd	$1,358
122,096		John Bean Technologies Corp	6,084
1,051,880		John Keells Holdings plc	1,293
128,200	g	John Laing Group plc	397
531,375		Johnson Electric Holdings Ltd	1,816
366,027	e	Joy Global, Inc	4,616
1,199,691		JTEKT Corp	19,637
24,600	e	Juki Corp	219
13,896		Jungheinrich AG.	1,146
3,337	*	JVM Co Ltd	158
61,511		Kadant, Inc	2,498
46,904	*	Kajaria Ceramics Ltd	694
204,724		Kajima Corp	1,218
38,227	*	Kalpataru Power Transmission Ltd	147
247,300	*	Kama Co Ltd	343
83,242		Kaman Corp	3,397
55,900		Kamei Corp	547
63,900		Kanamoto Co Ltd	1,616
190,000		Kandenko Co Ltd	1,275
470,000		Kanematsu Corp	791
1,415,387		KAP Industrial Holdings Ltd	632
5,371		Kardex AG.	415
17,900		Katakura Industries Co Ltd	192
81,000		Kato Works Co Ltd	353
1,533,171		Kawasaki Heavy Industries Ltd	5,673
1,148,599		KBR, Inc	19,434
6,990		KCC Corp	2,466
61,861		KEC International Ltd	145
414,146		Keihan Electric Railway Co Ltd	2,774
149,616		Keller Group plc	1,832
25,553		Kendrion NV	673
1,469,387	e	Kennametal, Inc	28,212
13,270		KEPCO Engineering & Construction Co, Inc	388
1,263,277		Keppel Corp Ltd	5,771
90,235	*,e	KEYW Holding Corp	543
78,892		Kier Group plc	1,616
374,100		Kinden Corp	4,770
102,500		King Slide Works Co Ltd	1,325
143,019		Kingspan Group plc	3,771
102,000		Kinik Co	158
152,130		KION Group AG.	7,544
283,500		Kitz Corp	1,273
86,632	e	Kloeckner & Co AG.	749
131,381	*	KLX, Inc	4,045
722,419		KOC Holding AS	2,706
641,583		Komatsu Ltd	10,498
7,903		Komax Holding AG.	1,533
178,490		Komori Corp	2,088
282,389	e	Kone Oyj (Class B)	11,957
617,213	e	Konecranes Oyj	15,276
200,058	*	Koninklijke BAM Groep NV	1,112
1,908,312		Koninklijke Philips Electronics NV	48,708
27

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
86,684		Korea Aerospace Industries Ltd	$5,722
7,044		Korea Cast Iron Pipe Industries Co Ltd	69
16,713		Korea Electric Terminal Co Ltd	1,400
5,149	*,e	Kornit Digital Ltd	56
119,384	*,e	Kratos Defense & Security Solutions, Inc	489
40,308		Krones AG.	4,800
836,158		Kubota Corp	12,918
80,332	e	KUKA AG.	7,189
930,000	e	Kumagai Gumi Co Ltd	2,670
138,006	*	Kumho Industrial Co Ltd	1,736
316,000		Kung Long Batteries Industrial Co Ltd	1,262
182,616		Kuo Toong International Co Ltd	195
24,898		Kurita Water Industries Ltd	521
30,870		Kuroda Electric Co Ltd	570
72,900		Kyokuto Kaihatsu Kogyo Co Ltd	809
324,900		Kyowa Exeo Corp	3,336
113,000	e	Kyudenko Corp	2,024
5,345		Kyung Dong Navien Co Ltd	142
509,392		L-3 Communications Holdings, Inc	60,877
2,565		Lakshmi Machine Works Ltd	150
484,379		Larsen & Toubro Ltd	9,310
19,800	*	Lawson Products, Inc	462
44,506		LB Foster Co (Class A)	608
128,065		Legrand S.A.	7,244
157,803		Lennox International, Inc	19,710
238,665		LG Corp	14,347
21,237		LG Hausys Ltd	2,623
117,420		LG International Corp	3,352
106,623		Lincoln Electric Holdings, Inc	5,533
58,105		Lindab International AB	430
30,204	e	Lindsay Manufacturing Co	2,187
31,595		LISI	857
228,165		LIXIL Group Corp	5,067
658,756		Lockheed Martin Corp	143,049
7,073,000		Lonking Holdings Ltd	1,025
57,643		LS Cable Ltd	1,960
14,733		LS Industrial Systems Co Ltd	574
55,517		LSI Industries, Inc	677
256,000	*	Luoyang Glass Co Ltd	168
42,385	*	Lydall, Inc	1,504
13,385		Mabuchi Motor Co Ltd	725
31,459		MacDonald Dettwiler & Associates Ltd	1,893
1,129,000	e	Maeda Corp	7,628
14,200	e	Maeda Kosen Co Ltd	130
105,000		Maeda Road Construction Co Ltd	1,760
14,404		Magellan Aerospace Corp	168
92,875	*,e	Maire Tecnimont S.p.A	251
398,748		Makino Milling Machine Co Ltd	3,000
28,607		Makita Corp	1,649
1,991,500		Malaysian Resources Corp BHD	590
14,710		MAN AG.	1,478
8,684		Manitou BF S.A.	133
28

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,233,731	e	Manitowoc Co, Inc	$18,938
13,682	*	Mannai Corp QSC	358
435,500		Marcopolo S.A.	203
2,029,959		Marubeni Corp	10,436
2,973,307		Masco Corp	84,145
105,363	*	Masonite International Corp	6,451
185,093	*	Mastec, Inc	3,217
28,000		Max Co Ltd	289
1,687,348		Meggitt plc	9,316
200,000		Meidensha Corp	805
933,261		Melrose Industries plc	3,998
47,700	e	METAWATER Co Ltd	1,169
25,774		Metka S.A.	201
29,855		Metso Oyj	669
79,324	*,e	Meyer Burger Technology AG.	472
71,003		Micron Machinery Co Ltd	2,005
175,486	*	Middleby Corp	18,930
58,561	*,e	Milacron Holdings Corp	733
28,663	e	Miller Industries, Inc	624
379,000		Minebea Co Ltd	3,245
423,200		Miraito Holdings Corp	3,487
253,400		MISUMI Group, Inc	3,500
2,091,394		Mitsubishi Corp	34,786
1,816,757		Mitsubishi Electric Corp	19,070
3,980,952		Mitsubishi Heavy Industries Ltd	17,407
25,900		Mitsubishi Nichiyu Forklift Co Ltd	105
120,700		Mitsuboshi Belting Co Ltd	962
2,200,064		Mitsui & Co Ltd	26,141
725,000		Mitsui Engineering & Shipbuilding Co Ltd	1,194
70,700		Miura Co Ltd	1,001
3,438,230		MMC Corp BHD	1,565
602,375	e	Monadelphous Group Ltd	2,858
155,700		MonotaRO Co Ltd	4,308
174,330	*	Moog, Inc (Class A)	10,564
249,007		Morgan Crucible Co plc	908
105,000		Mori Seiki Co Ltd	1,221
28,500		Morita Holdings Corp	309
87,937	e	Mota Engil SGPS S.A.	183
258,109	*	MRC Global, Inc	3,330
104,235		MSC Industrial Direct Co (Class A)	5,865
57,866		MTU Aero Engines Holding AG.	5,640
180,261		Mueller Industries, Inc	4,885
603,005		Mueller Water Products, Inc (Class A)	5,186
1,000,600		Muhibbah Engineering M BHD	514
1,116,126		Murray & Roberts Holdings Ltd	577
78,760	*	MYR Group, Inc	1,623
29,527		Nabtesco Corp	600
159,332		Nachi-Fujikoshi Corp	730
2,396,019	*	Nagarjuna Construction Co	2,732
232,700		Nagase & Co Ltd	2,933
103,300		Namura Shipbuilding Co Ltd	849
366,961	*	National Central Cooling Co PJSC	119
29

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
11,698	e	National Presto Industries, Inc	$969
130,107	*,e	Navistar International Corp	1,150
91,041		NCC AB (B Shares)	2,824
72,080	*	NCI Building Systems, Inc	895
7,900		NEC Capital Solutions Ltd	109
34,017	*,e	Neff Corp	261
122,999		New Flyer Industries, Inc	2,517
24,021	*	Nexans S.A.	877
348,054		NGK Insulators Ltd	7,845
73,751		Nibe Industrier AB (Series B)	2,478
266,000		Nichias Corp	1,752
12,400		Nichiden Corp	307
21,100		Nichiha Corp	318
62,325		Nidec Corp	4,520
133,000		Nippo Corp	2,163
28,400		Nippon Densetsu Kogyo Co Ltd	619
116,000		Nippon Koei Co Ltd	424
285,000		Nippon Road Co Ltd	1,405
283,730	*,e	Nippon Sharyo Ltd	680
777,000	*,e	Nippon Sheet Glass Co Ltd	626
290,450		Nippon Steel Trading Co Ltd	992
55,000		Nippon Thompson Co Ltd	238
825,000		Nishimatsu Construction Co Ltd	3,127
14,600		Nishio Rent All Co Ltd	401
329,700		Nisshinbo Industries, Inc	3,474
37,400		Nissin Electric Co Ltd	303
42,900		Nitta Corp	1,174
140,000		Nitto Boseki Co Ltd	376
81,700		Nitto Kogyo Corp	1,428
9,473		Nitto Kohki Co Ltd	203
21,006		NKT Holding AS	1,084
67,612		NN, Inc	1,078
1,835,871	e	Noble Group Ltd	513
58,259		Nolato AB (B Shares)	1,770
230,154	*	Nordex AG.	8,083
140,620	e	Nordson Corp	9,021
235,919		Noritake Co Ltd	539
22,000	e	Noritz Corp	336
27,672		NORMA Group	1,529
23,812	*	Nortek, Inc	1,039
1,078,660		Northrop Grumman Corp	203,662
31,563	*,e	Northwest Pipe Co	353
53,096	*,e	NOW, Inc	840
528,354		NSK Ltd	5,741
909,000		NTN Corp	3,833
12,261	*,e	NV5 Holdings, Inc	269
3,599,364	e	NWS Holdings Ltd	5,373
39,600		Obara Corp	1,441
1,270,754		Obayashi Corp	11,726
117,065	e	Obrascon Huarte Lain S.A.	668
177,048		OC Oerlikon Corp AG.	1,576
4,568	e	OHB AG.	104
30

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
126,900		Oiles Corp	$2,204
32,700	e	Okabe Co Ltd	251
232,641		Okuma Holdings, Inc	1,881
478,000		Okumura Corp	2,692
8,073	e	Omega Flex, Inc	266
60,996	*	Orascom Construction Ltd	427
225,502		Orbital ATK, Inc	20,146
32,000		Organo Corp	126
76,404	*,e	Orion Marine Group, Inc	319
75,800	e	OSG Corp	1,433
53,072	e	Oshkosh Truck Corp	2,072
103,900		OSJB Holdings Corp	208
207,471		Osram Licht AG.	8,668
7,617		Otokar Otobus Karoseri Sanayi AS	234
135,186	e	Outotec Oyj	495
2,690,803	e	Owens Corning, Inc	126,548
355,214	e	Paccar, Inc	16,837
22,391		Palfinger AG.	640
427,129		Parker Hannifin Corp	41,423
145,090	*	Patrick Industries, Inc	6,311
507,519		Peab AB (Series B)	3,886
51,478		Pentair plc	2,550
601,800		Penta-Ocean Construction Co Ltd	2,514
6,679		PER Aarsleff A.S.	2,053
153,531	*	Perini Corp	2,570
37,088		Pfeiffer Vacuum Technology AG.	3,741
136,604	*	Pgt, Inc	1,556
10,860		Pinguely-Haulotte	164
18,818	e	Pkc Group Oyj	332
3,023		Plasson	76
448,063	*,e	Plug Power, Inc	945
72,308	*	Ply Gem Holdings, Inc	907
9,727		Ponsse Oy	194
30,280		Porr AG.	914
22,619		Powell Industries, Inc	589
13,200	*,e	Power Solutions International, Inc	241
71,142	*	PowerSecure International, Inc	1,071
87,952		Precision Castparts Corp	20,406
10,044		Preformed Line Products Co	423
95,225	e	Primoris Services Corp	2,098
605,754	*	Promotora y Operadora de Infraestructura SAB de C.V.	7,126
57,138	*,e	Proto Labs, Inc	3,639
104,496		Prysmian S.p.A.	2,283
17,748,105		PT Adhi Karya Persero Tbk	2,725
764,000		PT AKR Corporindo Tbk	395
7,236,600		PT Arwana Citramulia Tbk	261
1,200,000		PT Asahimas Flat Glass Tbk	565
2,803,600	*,m	PT Inovisi Infracom Tbk	24
2,069,100		PT Pembangunan Perumahan Tbk	577
3,270,800	*	PT Sitara Propertindo Tbk	132
10,738,700		PT Surya Semesta Internusa Tbk	553
4,155,861		PT United Tractors Tbk	5,060
31

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,052,500		PT Wijaya Karya	$390
1,877,669		QinetiQ plc	7,484
192,304		Quanex Building Products Corp	4,010
718,766	*	Quanta Services, Inc	14,555
2,493		R Stahl AG.	90
74,700		Raito Kogyo Co Ltd	728
164,684		Ramirent Oyj	1,148
137,100		Randon Participacoes S.A.	85
5,443		Rational AG.	2,471
215,687		Raubex Group Ltd	235
92,928	e	Raven Industries, Inc	1,450
1,200,556		Raytheon Co	149,505
58,075	*	RBC Bearings, Inc	3,751
619,917		Rechi Precision Co Ltd	464
96,884		Regal-Beloit Corp	5,670
574,664	e	Reunert Ltd	2,537
1,226,664		Rexel S.A.	16,334
419,838	*	Rexnord Corp	7,607
34,048		Rheinmetall AG.	2,263
480,583		Rich Development Co Ltd	136
2,846		Rieter Holding AG.	535
161,532		Rockwell Automation, Inc	16,575
457,739		Rockwell Collins, Inc	42,249
6,065		Rockwool International AS (B Shares)	853
1,270,766		Rolls-Royce Group plc	10,764
500,395		Roper Industries, Inc	94,970
946,681		Rotork plc	2,548
32,000		Ruentex Engineering & Construction Co	39
87,440	*	Rush Enterprises, Inc (Class A)	1,914
199,239		Russel Metals, Inc	2,314
1,085,000		Ryobi Ltd	4,587
18,667		S&T Dynamics Co Ltd	217
55,885		Saab AB (Class B)	1,721
292,407	e	Sacyr Vallehermoso S.A.	574
121,612	*	Sadbhav Engineering Ltd	626
593,526		Safran S.A.	40,777
74,144		Saft Groupe S.A.	2,260
563,151		Salfacorp S.A.	297
8,720		Sam Yung Trading Co Ltd	179
22,057	*	Samho International Co Ltd	291
36,430		Sammok S-Form Co Ltd	632
29,364	*	Samsung Engineering Co Ltd	359
171,851		Samsung Heavy Industries Co Ltd	1,565
36,436	*	Samsung Techwin Co Ltd	1,092
125,623		San Shing Fastech Corp	246
718,393		Sandvik AB	6,262
110,700		Sanki Engineering Co Ltd	953
50,000		Sanko Gosei Ltd	174
21,900		Sankyo Tateyama, Inc	279
336,900		Sanwa Shutter Corp	2,665
1,014,000	*,e	Sany Heavy Equipment International	227
160,000		Sanyo Denki Co Ltd	994
32

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
21,332		Schindler Holding AG.	$3,569
17,356		Schindler Holding AG. (Registered)	2,927
51,824	*	Schneider Electric Infrastructure Ltd	128
1,604,876		Schneider Electric S.A.	91,163
870		Schweiter Technologies AG.	736
374,332		Seibu Holdings, Inc	7,645
124,600		Sekisui Jushi Corp	1,717
840,683		SembCorp Industries Ltd	1,802
793,243	e	SembCorp Marine Ltd	976
8,934		Semperit AG. Holding	302
415,367		Senior plc	1,408
5,424	*	Sensata Technologies Holding BV	250
77,475	e	Seven Network Ltd	310
17,267		SFS Group AG.	1,207
92,914	*,e	SGL Carbon AG.	1,296
253,908	*	SGSB Group Co Ltd	326
100,200	*	Shanghai Automation Instrumentation Co Ltd	192
1,542,280		Shanghai Diesel Engine Co Ltd	1,433
3,281,304	e	Shanghai Electric Group Co Ltd	1,728
238,500		Shanghai Erfangji Co Ltd	361
890,900		Shanghai Highly Group Co Ltd	838
1,991,695	e	Shanghai Industrial Holdings Ltd	5,199
2,112,000		Shanghai Prime Machinery Co Ltd	368
76,011		Shapir Engineering and Industry Ltd	123
70,900		Shibuya Kogyo Co Ltd	1,052
200,266		Shikun & Binui Ltd	316
75,700	e	Shima Seiki Manufacturing Ltd	1,205
449,451		Shimizu Corp	3,665
842,000		Shin Zu Shing Co Ltd	3,229
258,590		Shinmaywa Industries Ltd	2,317
16,400		SHO-BOND Holdings Co Ltd	598
9,100		Showa Aircraft Industry Co Ltd	93
1,247,711		Siemens AG.	120,711
140,822		Siemens India Ltd	2,548
489,118		SIG plc	1,034
3,582,011		Sime Darby BHD	6,436
106,969		Simpson Manufacturing Co, Inc	3,653
1,318,000		Singamas Container Holdings Ltd	134
1,345,987		Singapore Technologies Engineering Ltd	2,845
649,457		Sino Thai Engineering & Construction PCL	448
3,966,787		Sinopec Engineering Group Co Ltd	3,374
1,833,000	e	Sinotruk Hong Kong Ltd	723
619,519		Sintex Industries Ltd	949
100,100		Sintokogio Ltd	810
53,536		SK C&C Co Ltd	10,908
140,732		SK Networks Co Ltd	653
882,300		Skanska AB (B Shares)	17,111
112,605		SKF AB (B Shares)	1,819
19,956	*	SKF India Ltd	369
493,300		SKP Resources BHD	150
9,370	*	SLM Solutions Group AG.	193
223,781		SM Investments Corp	4,088
33

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
29,792		SMC Corp	$7,738
186,088		Smiths Group plc	2,573
379,308		Snap-On, Inc	65,025
428,354		SNC-Lavalin Group, Inc	12,730
242,016	*	SOCAM Development Ltd	142
94,200	e	Sodick Co Ltd	695
3,087,500		Sojitz Holdings Corp	6,479
4,884	e	Solar Holdings AS (B Shares)	309
114,973	*,e	SolarCity Corp	5,866
26,126	*	Sparton Corp	522
461,113		Speedy Hire plc	281
56,619	*	SPIE S.A.	1,044
161,485		Spirax-Sarco Engineering plc	7,810
794,951	*	Spirit Aerosystems Holdings, Inc (Class A)	39,803
619,190		SPX Corp	5,777
637,413	*	SPX FLOW, Inc	17,790
114,400	*	Sriracha Construction PCL	48
67,853		Standex International Corp	5,642
448,329		Stanley Works	47,850
30,600	e	Star Micronics Co Ltd	399
134,430	*	Ste Industrielle d’Aviation Latecoere S.A.	602
101,236	*	Sterlite Technologies Ltd	148
2,384,120	*	STP & I PCL	620
485,000	*,e	STX OSV Holdings Ltd	82
5,008		Sulzer AG.	471
1,568,668		Sumitomo Corp	15,993
40,100		Sumitomo Densetsu Co Ltd	517
6,474,537		Sumitomo Heavy Industries Ltd	29,024
1,765,500	e	Sumitomo Mitsui Construction C	1,657
18,482,302	*,e	Summit Ascent Holdings Ltd	7,944
55,573		Sun Hydraulics Corp	1,763
16,459		Sung Kwang Bend Co Ltd	120
42,307	*,e	Sunrun, Inc	498
93,000		Sunspring Metal Corp	117
2,389,922	*	Sunway Construction Group BHD	777
1,904,923	*	Suzlon Energy Ltd	594
133,277	e	Sweco AB (B Shares)	1,962
354,000		Syncmold Enterprise Corp	516
247,000		Tadano Ltd	2,990
8,557	*	Taewoong Co Ltd	116
39,993	*	Taeyoung Engineering & Construction	176
122,000		Taihei Dengyo Kaisha Ltd	1,263
22,400		Taikisha Ltd	536
1,382,121		Taisei Corp	9,104
997,000		Taiwan Glass Industrial Corp	388
70,929		Takara Standard Co Ltd	540
76,800		Takasago Thermal Engineering Co Ltd	1,123
31,400		Takeuchi Manufacturing Co Ltd	639
177,000		Takuma Co Ltd	1,452
82,328		TAL International Group, Inc	1,309
201,251	*,g	Talgo S.A.	1,244
34

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
18,870		Tarkett S.A.	$590
133,777	*,e	Taser International, Inc	2,313
271,000	e	Tat Hong Holdings Ltd	93
131,200		Tatsuta Electric Wire and Cable Co Ltd	473
5,198,400	*,e	Tech Pro Technology Development Ltd	1,186
4,987,443		Teco Electric and Machinery Co Ltd	3,974
16,500	e	Teikoku Sen-I Co Ltd	212
124,094		Tekfen Holding AS	172
96,000	e	Tekken Corp	238
87,675	*	Teledyne Technologies, Inc	7,777
77,107		Tennant Co	4,338
5,388,508		Terex Corp	99,580
44,229	*	Texmaco Rail & Engineering Ltd	101
57,551	e	Textainer Group Holdings Ltd	812
3,805,887		Textron, Inc	159,885
381,792		Thales S.A.	28,577
31,467	*,e	The ExOne Company	316
46,925	*	Thermax Ltd	642
78,281	*,e	Thermon Group Holdings	1,325
181,292		THK Co Ltd	3,360
510,161		Timken Co	14,586
16,827	*	Timken India Ltd	138
240,843	e	Titan International, Inc	949
52,556	*,e	Titan Machinery, Inc	574
14,620	*	TK Corp	115
110,695		TKH Group NV	4,495
257,000		Toa Corp/Tokyo	674
13,200		Tocalo Co Ltd	272
333,000		Toda Corp	1,775
119,000		Toenec Corp	787
368,400		Tokai Corp	1,726
68,460		Tokyu Construction Co Ltd	512
112,425		Toro Co	8,215
199,883	e	Toromont Industries Ltd	4,558
2,311,508	*,e	Toshiba Corp	4,751
93,964		Toshiba Machine Co Ltd	319
33,900		Toshiba Plant Systems & Services Corp	375
24,800		Totetsu Kogyo Co Ltd	622
246,900		Toto Ltd	8,674
202,400		Toyo Construction Co Ltd	921
100,000	*,e	Toyo Engineering Corp	257
12,200		Toyo Tanso Co Ltd	184
254,053		Toyota Tsusho Corp	5,943
959,515		Trakya Cam Sanayi AS	595
248,771	*	TransDigm Group, Inc	56,832
1,052,293		Travis Perkins plc	30,528
228,361		Trelleborg AB (B Shares)	4,432
76,639	e	Trevi Finanziaria S.p.A.	152
79,026	*	Trex Co, Inc	3,006
141,681	*	Trimas Corp	2,642
373,536		Trinity Industries, Inc	8,972
624,591		Triumph Group, Inc	24,827
35

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
15,800		Trusco Nakayama Corp	$615
233,000		Tsubakimoto Chain Co	1,794
52,000	e	Tsugami Corp	225
23,800		Tsukishima Kikai Co Ltd	216
13,300	e	Tsurumi Manufacturing Co Ltd	218
127,000		TTCL PCL	55
909,903		Turk Sise ve Cam Fabrikalari AS	994
30,887	e	Twin Disc, Inc	325
906,900		UEM Edgenta BHD	697
60,937		Ultra Electronics Holdings	1,775
7,200	e	Union Tool Co	197
541,300		Unique Engineering & Construction PCL	329
438,300	e	United Engineers Ltd	613
778,000		United Integrated Services Co Ltd	999
343,297	*	United Rentals, Inc	24,903
629,904		United Technologies Corp	60,515
1,960,781	*	Univar, Inc	33,353
72,374		Universal Forest Products, Inc	4,948
47,686		Uponor Oyj	703
3,794,311	*,e	USG Corp	92,164
808,000		Ushio, Inc	11,142
107,245	e	Vallourec	998
415,435		Valmet Corp	4,003
78,670	e	Valmont Industries, Inc	8,341
404,800		Vanachai Group PCL	159
95,952	*	Vectrus, Inc	2,004
32,324	*,e	Veritiv Corp	1,171
522,399		Vestas Wind Systems AS	36,484
395,739		Vesuvius plc	1,949
50,995	*	Vicor Corp	465
1,615,985		Vinci S.A.	103,576
96,902		Voltas Ltd	473
39,900		Voltronic Power Technology Corp	592
596,660		Volvo AB (B Shares)	5,533
8,101	*	Vossloh AG.	523
50,339	e	W.W. Grainger, Inc	10,198
291,007	*	Wabash National Corp	3,443
260,932	*	WABCO Holdings, Inc	26,683
24,367		Wacker Construction Equipment AG.	375
20,352	e	Wajax Income Fund	247
82,700		Wakita & Co Ltd	713
3,178,000	*	Walsin Lihwa Corp	705
2,601		Walter Meier AG.	95
52,568		Wartsila Oyj (B Shares)	2,400
57,889		Watsco, Inc	6,781
129,593		Watts Water Technologies, Inc (Class A)	6,437
916,212		WCT Berhad	342
604,244		Weg S.A.	2,281
1,454,868		Weichai Power Co Ltd	1,602
1,890,866		Weir Group plc	27,775
698,526	*,e	WESCO International, Inc	30,512
327,416		Westinghouse Air Brake Technologies Corp	23,286
36

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
4,573,971		Wienerberger AG.	$84,766
48,481		Wilson Bayly Holmes-Ovcon Ltd	355
376,255		Wolseley plc	20,435
161,368		Woodward Governor Co	8,014
119,878	e	WSP Global, Inc	3,683
27,708	*	Xerium Technologies, Inc	328
98,112		Xxentria Technology Materials Corp	268
1,305,295		Xylem, Inc	47,643
10,395		Y G-1 Co Ltd	104
21,300		Yahagi Construction Co Ltd	145
104,500		YAMABIKO Corp	877
145,000		Yamazen Corp	1,328
8,903,549		Yangzijiang Shipbuilding	6,879
41,906		Yazicilar Holding AS	183
489,700		Yinson Holdings BHD	334
93,920	e	YIT Oyj	532
25,700	e	Yokogawa Bridge Holdings Corp	296
2,056,000		Yuanda China Holdings Ltd	88
96,300		Yuasa Trading Co Ltd	2,379
872,000		Yungtay Engineering Co Ltd	1,253
232,000		Yurtec Corp	2,191
7,800		Yushin Precision Equipment Co Ltd	146
168,376	e	Zardoya Otis S.A.	1,969
27,330		Zehnder Group AG.	1,049
22,000	*	Zenitaka Corp	103
277,400	m	Zhengzhou Coal Mining Machinery Group Co Ltd	127
669,895		Zhuzhou CSR Times Electric Co Ltd	3,863
114,536	e	Zodiac S.A.	2,727
72,687		Zumtobel AG.	1,831
		TOTAL CAPITAL GOODS	8,260,776

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
41,600	*,e	51job, Inc (ADR)	1,226
526,866		AA plc	2,434
198,350		ABM Industries, Inc	5,647
293,595		Acacia Research (Acacia Technologies)	1,260
273,361	*	ACCO Brands Corp	1,949
148,643	e	Adcorp Holdings Ltd	188
659,706		Adecco S.A.	45,152
88,318		Administaff, Inc	4,253
753,825	e	ADT Corp	24,861
105,946	*	Advisory Board Co	5,256
27,400		Aeon Delight Co Ltd	879
125,251		AF AB	2,126
87,060		Aggreko plc	1,172
18,120		Akka Technologies S.A.	586
421,492	e	ALS Ltd	1,147
11,140		Amadeus Fire AG	908
60,625		American Banknote S.A.	650
54,149		American Ecology Corp	1,973
90,336	e	Applus Services S.A.	817
110,043	*	ARC Document Solutions, Inc	486
37

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
17,736		Assystem	$463
8,400	e	Asukanet Co Ltd	106
279,358		Atkins WS plc	6,675
257,003		Babcock International Group	3,846
17,675		Barrett Business Services, Inc	770
561,000	*	Beijing Development HK Ltd	127
15,500	e	Benefit One, Inc	362
4,405		Bertrandt AG.	528
29,979	e	Bilfinger Berger AG.	1,409
139,924	e	Black Diamond Group Ltd	734
829,839		Blue Label Telecoms Ltd	652
120,861		Brady Corp (Class A)	2,777
2,278,784		Brambles Ltd	19,085
121,766		Brink’s Co	3,514
952,000	e	Broad Greenstate International Co Ltd	206
405,695	*	Broadspectrum Ltd	410
54,964	e	Brunel International NV	1,001
369,864		Bureau Veritas S.A.	7,372
359,308	e	Cabcharge Australia Ltd	775
106,716		Cape plc	370
528,382		Capita Group plc	9,401
3,734,000	*,e	Capital Environment Holdings Ltd	192
103,945	*	Casella Waste Systems, Inc (Class A)	622
202,630		Caverion Corp	1,984
185,529	*	CBIZ, Inc	1,829
67,709		CDI Corp	458
154,055	e	CEB, Inc	9,457
138,808		Ceco Environmental Corp	1,066
20,856		Cewe Color Holding AG.	1,238
3,996,259		China Everbright International Ltd	5,110
317,377		Cintas Corp	28,897
470,047	*	Clean Harbors, Inc	19,577
69,000		Cleanaway Co Ltd	365
299,349	e	CNH Industrial NV (NYSE)	2,048
388,498	*,e	Copart, Inc	14,767
273,942	e	Covanta Holding Corp	4,243
45,403	*	CRA International, Inc	847
176,764	e	Credit Corp Group Ltd	1,334
717,611		Dai Nippon Printing Co Ltd	7,096
31,300		Daiseki Co Ltd	499
226,053		Davis Service Group plc	3,584
88,622		De La Rue plc	578
146,044		Deluxe Corp	7,965
145,570	*	Derichebourg	522
844,811		Downer EDI Ltd	2,198
110,127		Dun & Bradstreet Corp	11,446
103,798		Duskin Co Ltd	1,889
412,000	*	Dynagreen Environmental Protection Group Co Ltd	268
2,127,796	e	Edenred	40,222
485,652	g	Elior Participations S.C.A	10,175
61,893		Elis S.A.	1,024
38

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
8,600		en-japan, Inc	$317
64,337		Ennis, Inc	1,239
459,478		Equifax, Inc	51,172
95,620		Essendant, Inc	3,109
1,321,167		Experian Group Ltd	23,351
82,557		Exponent, Inc	4,124
49,229	*	Franklin Covey Co	824
101,774	*	FTI Consulting, Inc	3,528
20,280		Funai Soken Holdings, Inc	289
15,463,000	*,m	Fung Choi Media Group Ltd	109
62,504		G & K Services, Inc (Class A)	3,932
94,173		Gategroup Holding AG.	4,131
17,963		GL Events	325
59,739	*	GP Strategies Corp	1,500
4,146,302		Group 4 Securicor plc	13,773
6,592		Groupe CRIT	408
75,167		Gunnebo AB	399
8,351,137		Hays plc	17,935
181,364		Healthcare Services Group	6,324
45,086		Heidrick & Struggles International, Inc	1,227
27,680	*	Heritage-Crystal Clean, Inc	293
187,462		Herman Miller, Inc	5,380
128,085	*	Hill International, Inc	497
187,557		HNI Corp	6,763
361,241		HomeServe plc	2,213
381,660		Horizon North Logistics, Inc	623
64,754	*	Huron Consulting Group, Inc	3,846
71,443	*	ICF International, Inc	2,541
592,156	*	ICO Global Communications Holdings Ltd	297
136,649	*	IHS, Inc (Class A)	16,183
97,072	*,e	Innerworkings, Inc	728
284,211		Interface, Inc	5,440
212,119		Intertek Group plc	8,677
316,556		Intrum Justitia AB	10,772
3,260,000	*,e	iOne Holdings Ltd	104
205,881		IPH Ltd	1,326
183,625		ISS A.S.	6,619
9,070		ITAB Shop Concept AB	324
94,000		Itoki Corp	668
10,795		Kaba Holding AG.	7,331
82,360		KAR Auction Services, Inc	3,050
30,000		KD Holding Corp	146
72,262		Kelly Services, Inc (Class A)	1,167
25,008		KEPCO Plant Service & Engineering Co Ltd	1,892
108,419		Kforce, Inc	2,741
155,647		Kimball International, Inc (Class B)	1,521
119,002		Knoll, Inc	2,237
266,400		Kokuyo Co Ltd	2,880
197,437		Korn/Ferry International	6,551
135,000		Kyodo Printing Co Ltd	374
149,910		Loomis AB	4,676
399,244		Manpower, Inc	33,652
39

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
13,962		Matsuda Sangyo Co Ltd	$166
83,093		Matthews International Corp (Class A)	4,441
63,822		McGrath RentCorp	1,608
69,768		McMillan Shakespeare Ltd	672
28,600		Meitec Corp	979
677,773		Michael Page International plc	4,842
446,438	e	Mineral Resources Ltd	1,291
79,178	*	Mistras Group, Inc	1,512
358,606		Mitie Group	1,643
17,372		Mitsubishi Pencil Co Ltd	802
136,296		Mobile Mini, Inc	4,243
345,776		Moleskine S.p.A	638
39,961		Morneau Sobeco Income Fund	418
36,200		Moshi Moshi Hotline, Inc	311
139,562		MSA Safety, Inc	6,067
37,053		Multi-Color Corp	2,216
191,998	*	Navigant Consulting, Inc	3,084
809,434	e	Nielsen NV	37,720
31,500		Nihon M&A Center, Inc	1,517
11,800		Nippon Kanzai Co Ltd	187
165,500	e	Nippon Parking Development Co Ltd	190
160,160	e	Nissha Printing Co Ltd	3,110
20,745	*,e	NL Industries, Inc	63
31,200	e	Nomura Co Ltd	479
169,200		Okamura Corp	1,686
129,149	*	On Assignment, Inc	5,805
48,368		Oyo Corp	546
81,000		Park24 Co Ltd	1,962
32,700	e	Pilot Corp	1,341
631,548		Pitney Bowes, Inc	13,041
635,139		Programmed Maintenance Services Ltd	1,138
95,928	e	Progressive Waste Solutions Ltd	2,260
241,187	e	Prosegur Cia de Seguridad S.A.	1,111
218,822		Quad	2,035
1,011,188	e	R.R. Donnelley & Sons Co	14,885
202,501		Randstad Holdings NV	12,610
350,000	*	Realord Group Holdings Ltd	147
272,485		Recall Holdings Ltd	1,371
225,859		Recruit Holdings Co Ltd	6,639
1,846,445		Regus plc	9,073
4,252,292		Rentokil Initial plc	9,977
435,260		Republic Services, Inc	19,147
135,137		Resources Connection, Inc	2,208
259,516	e	Ritchie Bros Auctioneers, Inc	6,253
532,398		Robert Half International, Inc	25,097
323,605		Rollins, Inc	8,381
193,261		RPS Group plc	673
351,467	*	RPX Corp	3,866
22,036		S1 Corp (Korea)	1,874
589,867		SAI Global Ltd (New)	1,789
21,252		Sato Corp	419
3,123		Seche Environnement S.A.	98
40

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
171,654		Secom Co Ltd	$11,633
655,993		Securitas AB (B Shares)	10,031
659,617	e	Seek Ltd	7,342
1,750,604	e	Serco Group plc	2,436
301,293		SG Fleet Group Ltd	861
7,062		SGS S.A.	13,421
109,700	m	Shanghai Youngsun Investment C	397
491,718		Shanks Group plc	700
199,225	e	Shenzhen Dongjiang Environmental Co Ltd	337
54,656		Societe BIC S.A.	8,994
167,000		Sohgo Security Services Co Ltd	7,832
57,427	*	SP Plus Corp	1,373
62,192		Sporton International, Inc	379
4,115,044	e	Spotless Group Holdings Ltd	3,224
81,801	e	Stantec, Inc	2,029
209,812		Steelcase, Inc (Class A)	3,126
465,681	*	Stericycle, Inc	56,161
71,000		Sunny Friend Environmental Technology Co Ltd	276
19,784		Synergie S.A	571
560,520		Taiwan Secom Co Ltd	1,662
405,670		Taiwan-Sogo Shinkong Security Corp	490
49,947	*	Team, Inc	1,596
31,900		TechnoPro Holdings, Inc	931
161,860		Teleperformance	13,610
141,600		Temp Holdings Co Ltd	2,195
170,285		Tetra Tech, Inc	4,431
346,000		Tianjin Capital Environmental Protection Group Co Ltd	268
147,200		Toppan Forms Co Ltd	1,746
882,669		Toppan Printing Co Ltd	8,132
178,723		Towers Watson & Co	22,959
263,621		Tox Free Solutions Ltd	538
340,478	e	Transcontinental, Inc	4,247
4,239,669		Transpacific Industries Group Ltd	2,422
56,115	*	TransUnion	1,547
47,539	*	TRC Cos, Inc	440
146,085	*	TriNet Group, Inc	2,827
210,862	*	TrueBlue, Inc	5,432
1,144,085		Tyco International plc	36,485
47,590		Unifirst Corp	4,959
64,056		USG People NV	1,192
731,670	e	Veda Group Ltd	1,485
856,221	*	Verisk Analytics, Inc	65,826
49,090		Viad Corp	1,386
10,754	*	Volt Information Sciences, Inc	88
9,110		VSE Corp	566
124,969	*	WageWorks, Inc	5,670
133,691		Waste Connections, Inc	7,530
1,389,928		Waste Management, Inc	74,180
197,237		West Corp	4,254
790,000	e	Yestar International Holdings Co Ltd	346
25,900	e	Yumeshin Holdings Co Ltd	131
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,268,906
41

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
CONSUMER DURABLES & APPAREL - 2.5%
823,000		361 Degrees International Ltd	$308
222,556		Ability Enterprise Co Ltd	158
43,862	*	Accell Group NV	1,003
1,408,957		Adidas-Salomon AG.	136,752
22,591	*	Agabang&Company	202
293,677		Aksa Akrilik Kimya Sanayii	1,053
144,000		Alpargatas S.A.	259
218,400		Alpine Electronics, Inc	3,394
204,358		Altek Corp	166
299,513		Amer Sports Oyj (A Shares)	8,745
723,157		AmTRAN Technology Co Ltd	346
2,898,586	e	Anta Sports Products Ltd	7,924
1,093,888		Arcelik AS	5,237
33,646	e	Arctic Cat, Inc	551
43,000		Arezzo Industria e Comercio S.A.	228
1,097,960	*	Arvind Ltd	5,923
35,538	e	Asics Corp	737
21,632	*	Bajaj Electricals Ltd	69
35,751	*,e	Bang & Olufsen AS (B Shares)	429
2,542,850		Barratt Developments plc	23,432
6,853	*	Basic House Co Ltd	64
26,402		Bassett Furniture Industries, Inc	662
32,456		Bata India Ltd	256
80,915	*,e	Beazer Homes USA, Inc	930
9,685,711		Belle International Holdings Ltd	7,247
322,422		Bellway plc	13,482
327,819		Berkeley Group Holdings plc	17,821
286,000		Best Pacific International Holdings Ltd	137
4,148		Bijou Brigitte AG.	257
105,318	*,e	Billabong International Ltd	187
59,251	*,e	Black Diamond, Inc	262
87,089	*	Bombay Dyeing & Manufacturing Co Ltd	84
2,962,000	e	Bosideng International Holdings Ltd	255
119,685		Bovis Homes Group plc	1,790
94,979	*	BRP, Inc	1,365
24,055	e	Brunello Cucinelli S.p.A	425
114,272		Brunswick Corp	5,772
623,041		Burberry Group plc	10,962
212,143		CalAtlantic Group, Inc	8,044
195,282		Callaway Golf Co	1,840
350,965		Carter’s, Inc	31,246
193,715	e	Casio Computer Co Ltd	4,528
30,502	*	Cavco Industries, Inc	2,541
18,131		CCC S.A.	638
2,340,000		Cecep Costin New Materials Grp Ltd	277
37,298	*,e	Century Communities, Inc	661
29,073	*,e	Cherokee, Inc	501
820,000		China Creative Home Group Ltd	74
8,979,400		China Dongxiang Group Co	2,137
5,295,000	*,g	China Jicheng Holdings Ltd	928
42

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,050,000	e	China Lilang Ltd	$772
15,800		Chofu Seisakusho Co Ltd	375
112,119		Christian Dior S.A.	19,045
819,103		Cie Financiere Richemont S.A.	58,626
1,338,000	*	Citychamp Watch & Jewellery Group Ltd	226
97,000		Clarion Co Ltd	350
52,400		Cleanup Corp	325
2,170,397		Coach, Inc	71,037
91,327		Columbia Sportswear Co	4,453
1,625,200		Consorcio ARA, S.A. de C.V.	564
9,900		Corona Corp	95
6,540	*,e	Corp GEO S.A. de C.V. (Series B)	4
468,000	e,g	Cosmo Lady China Holdings Co Ltd	392
704,187		Crest Nicholson Holdings plc	5,770
189,032	*	CROCS, Inc	1,936
22,831		CSS Industries, Inc	648
3,696	*	Cuchen Co Ltd	62
9,700		Cuckoo Electronics Co Ltd	1,883
24,254		Culp, Inc	618
248,200		Cyrela Brazil Realty S.A.	469
173,415	*	Deckers Outdoor Corp	8,185
32,476		Delclima	159
47,444		De’Longhi S.p.A.	1,417
7,726		Delta-Galil Industries Ltd	213
33,390		Descente Ltd	423
23,378		Dorel Industries, Inc (Class B)	529
636,678		DR Horton, Inc	20,393
86,173		Duni AB	1,444
386,855		Eclat Textile Co Ltd	5,316
2,305,594		Electrolux AB (Series B)	55,628
35,557		Enex Co Ltd	107
25,548		Escalade, Inc	338
62,658	e	Ethan Allen Interiors, Inc	1,743
198,300		Even Construtora e Incorporadora S.A.	206
54,099		Ez Tec Empreendimentos e Participacoes S.A.	174
308,640		Feng TAY Enterprise Co Ltd	1,570
53,300		Fields Corp	920
9,728		Fila Korea Ltd	780
14,958		Flexsteel Industries, Inc	661
1,081		Forbo Holding AG.	1,273
1,545,852		Formosa Taffeta Co Ltd	1,405
220,679		Forus S.A.	545
77,429	*,e	Fossil Group, Inc	2,831
151,091		Foster Electric Co Ltd	3,286
58,000		France Bed Holdings Co Ltd	481
339,999	e	Fuguiniao Co Ltd	206
89,000		Fujibo Holdings Inc	165
189,000		Fujitsu General Ltd	2,404
86,800	e	Funai Electric Co Ltd	728
313,400	*	Gafisa S.A.	192
160,086	e	Garmin Ltd	5,950
67,538	*,e	Geox S.p.A.	298
43

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
22,081	e	Gerry Weber International AG.	$306
322,379		Giant Manufacturing Co Ltd	2,137
124,948	*	G-III Apparel Group Ltd	5,530
257,794	e	Gildan Activewear, Inc	7,329
5,788,000	*	Global Brands Group Holding Ltd	1,096
4,100		Goldwin, Inc	212
735,000	*	Goodbaby International Holding	267
832,693	*,e	GoPro, Inc	14,997
53,811	*,e	Green Brick Partners, Inc	387
7,700		Guararapes Confeccoes S.A.	89
315,423	e	GUD Holdings Ltd	1,939
879,000		Gunze Ltd	2,575
1,898,983		Haier Electronics Group Co Ltd	3,833
2,994,000	*,e	Haier Healthwise Holdings Ltd	142
13,618		Handsome Co Ltd	468
1,594,992		Hanesbrands, Inc	46,941
17,307		Hansae Co Ltd	775
34,819		Hansae Yes24 Holdings Co Ltd	742
16,597		Hanssem Co Ltd	3,252
620,248		Harman International Industries, Inc	58,434
304,974		Hasbro, Inc	20,543
1,441,200		Haseko Corp	15,934
737,348		Hefei Meiling Co Ltd	519
149,100		Heiwa Corp	2,790
119,831	*	Helen of Troy Ltd	11,294
24,286		Hermes International	8,209
36,058	*	Himatsingka Seide Ltd	116
425,000	*	Hisense Kelon Electrical Holdings Co Ltd	225
5,577		Hitachi Home & Life Solutions India Ltd	115
28,591	*	HLB, Inc	517
24,612		Hooker Furniture Corp	621
474,000	e	Hosa International Ltd	168
303,789	*,e	Hovnanian Enterprises, Inc (Class A)	550
197,782		Hugo Boss AG.	16,319
152,000		Hume Industries BHD	113
368,973		Husqvarna AB (B Shares)	2,435
10,382		Huvis Corp	68
10,196		Hyundai Livart Furniture Co Ltd	301
18,267		IC Companys AS	670
120,482	*,e	Iconix Brand Group, Inc	823
618,853		Iida Group Holdings Co Ltd	11,470
1,296		Ilshin Spinning Co Ltd	170
9,222		Indo Count Industries Ltd	153
47,160	*	Installed Building Products Inc	1,171
73,245	*,e	iRobot Corp	2,593
48,897	*,e	Jakks Pacific, Inc	389
171,000		Japan Wool Textile Co Ltd	1,256
1,531,672	*,e	Jarden Corp	87,489
101,965	*,e	Jimmy Choo plc	212
178,499	*	Jinshan Development & Construction Co Ltd	187
235,316		JM AB	7,005
237,135		Johnson Health Tech Co Ltd	380
44

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
13,181		Johnson Outdoors, Inc	$289
114,700	e	JVC KENWOOD Holdings, Inc	314
1,028,350	*	Kate Spade & Co	18,274
274,695	e	KB Home	3,387
1,058,000	*	Kinpo Electronics	308
10,800	*	Kitex Garments Ltd	116
42,244		KMC Kuei Meng International In	165
665,600		Konka Group Co Ltd	332
453,000		Kurabo Industries Ltd	772
808		Kyungbang Ltd	133
12,693	*	LA Opala RG Ltd	122
746,004		Lao Feng Xiang Co Ltd	3,185
426,930		La-Z-Boy, Inc	10,426
627,776		Lealea Enterprise Co Ltd	180
226,813		Leggett & Platt, Inc	9,531
16,410		Lennar Corp (B Shares)	659
240,814	e	Lennar Corp (Class A)	11,778
114,109		LG Electronics, Inc	5,188
58,651		LG Fashion Corp	1,344
50,914	*,e	LGI Homes, Inc	1,239
40,000		Li Cheng Enterprise Co Ltd	185
1,390,020	*,e	Li Ning Co Ltd	750
555,965	*	Li Peng Enterprise Co Ltd	140
73,660		Libbey, Inc	1,570
45,790	e	Lifetime Brands, Inc	607
1,333		LPP S.A.	1,884
413,917	*,e	Lululemon Athletica, Inc	21,718
1,059,250		Luthai Textile Co Ltd	1,467
229,330		Luxottica Group S.p.A.	14,944
286,088		LVMH Moet Hennessy Louis Vuitton S.A.	44,936
79,561	*	M/I Homes, Inc	1,744
157,271		Makalot Industrial Co Ltd	1,108
44,223	*,e	Malibu Boats Inc	724
1,983,600		Man Wah Holdings Ltd	2,325
6,442	*,m	Mariella Burani S.p.A.	0
34,255	e	Marine Products Corp	207
20,300		Mars Engineering Corp	343
1,396,983		Matsushita Electric Industrial Co Ltd	14,162
6,307,653	e	Mattel, Inc	171,379
321,600		MC Group PCL	107
152,174	*	MCBC Holdings, Inc	2,085
97,779	e	MDC Holdings, Inc	2,496
244,537		Merida Industry Co Ltd	1,311
104,049	*	Meritage Homes Corp	3,537
515,337	*	Michael Kors Holdings Ltd	20,644
38,100		Misawa Homes Co Ltd	279
68,000		Mitsui Home Co Ltd	312
81,000		Mizuno Corp	388
338,053	*	Mohawk Industries, Inc	64,024
1,086,297		Moncler S.p.A	15,117
46,422		Movado Group, Inc	1,193
1,287,065		MRV Engenharia e Participacoes S.A.	2,814
45

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
11,058		Nacco Industries, Inc (Class A)	$467
708,335		Namco Bandai Holdings, Inc	14,965
35,000		Nan Liu Enterprise Co Ltd	184
213,308	*	Nautilus, Inc	3,566
20,892	*,e	New Home Co Inc	271
38,609	e	New Wave Group AB (B Shares)	158
2,046,164	e	Newell Rubbermaid, Inc	90,195
479,129		Nien Hsing Textile Co Ltd	330
5,665,242	e	Nike, Inc (Class B)	354,078
79,424	e	Nikon Corp	1,064
298,619		Nobia AB	3,737
40,441	*	NVR, Inc	66,445
954,531	e	Onward Kashiyama Co Ltd	5,869
279,153		Oriental Weavers	282
1,246,817	*,g	OVS S.p.A	8,673
61,144		Oxford Industries, Inc	3,902
648,000	*,e,g	Ozner Water International Holding Ltd	192
1,909,778		Pacific Textile Holdings Ltd	2,941
9,219		Page Industries Ltd	1,861
260,000		PanaHome Corp	1,964
103,162		Pandora AS	13,007
3,346	*	PDG Realty S.A.	1
402,000	*,m	Peace Mark Holdings Ltd	0
4,086,000		Peak Sport Products Co Ltd	1,136
24,414		Pegas Nonwovens S.A.	715
302,765	*	Performance Sports Group Ltd	2,916
83,245	*,e	Performance Sports Group Ltd (Canada)	803
66,235	*	Perry Ellis International, Inc	1,220
381,769		Persimmon plc	11,389
82,891		Phillips-Van Heusen Corp	6,105
28,258	*	PIK Group (GDR)	82
16,546,039	*	Pioneer Corp	45,550
8,104,857		Playmates Holdings Ltd	9,470
2,564,000		Playmates Toys Ltd	646
65,681	e	Polaris Industries, Inc	5,645
151,655		Pool Corp	12,251
2,560,935		Pou Chen Corp	3,342
7,600		Pressance Corp	252
920,000	*,e	Prime Success International Group Ltd	154
41,236,400		PT Sri Rejeki Isman Tbk	1,156
2,827,735		Pulte Homes, Inc	50,390
258,762	*	Rajesh Exports Ltd	2,659
385,211		Ralph Lauren Corp	42,943
70,785		Raymond Ltd	457
684,539		Redrow plc	4,743
18,100	*,g	Regina Miracle International Holdings Ltd	26
29,797		Rinnai Corp	2,640
1,588,562		Ruentex Industries Ltd	2,954
27,328	*,e	Safilo Group S.p.A.	316
43,979	e	Salvatore Ferragamo Italia S.p.A	1,031
51,114		Samick Musical Instruments Co Ltd	149
906,000		Sampo Corp	327
46

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
816,000		Samson Holding Ltd	$101
87,200		Sangetsu Co Ltd	1,592
63,421		Sankyo Co Ltd	2,367
122,400		Sanyo Electric Taiwan Co Ltd	92
476,000		Sanyo Shokai Ltd	1,136
20,329		SEB S.A.	2,087
297,294		Sega Sammy Holdings, Inc	2,781
309,000		Seiko Holdings Corp	1,745
1,062,930		Seiren Co Ltd	11,480
783,895		Sekisui Chemical Co Ltd	10,235
1,038,877		Sekisui House Ltd	17,467
91,359	*,e	Sequential Brands Group, Inc	723
429,400	m	Shanghai Haixin Group Co	388
2,234,000	*,e	Sharp Corp	2,304
223,400	*	Shenzhen China Bicycle Co Holdings Ltd	187
699,493		Shenzhou International Group Holdings Ltd	4,009
83,845		Shimano, Inc	12,875
349,000	e	Sitoy Group Holdings Ltd	145
482,361	*	Skechers U.S.A., Inc (Class A)	14,572
58,269	*	Skullcandy, Inc	276
7,855,229		Skyworth Digital Holdings Ltd	5,096
131,805	*	Smith & Wesson Holding Corp	2,897
6,103,431		Sony Corp	150,003
303,205		Sony Corp (ADR)	7,462
546,430	*,g	Spin Master Corp	8,633
13,316		SRF Ltd	254
9,000	e	SRI Sports Ltd	70
26,600		Starts Corp, Inc	515
3,909,370		Steinhoff International Holdings NV	19,846
179,422	*	Steven Madden Ltd	5,422
76,262	e	Sturm Ruger & Co, Inc	4,546
271,654		Sumitomo Forestry Co Ltd	3,665
11,132		Superior Uniform Group, Inc	189
36,212	e	Swatch Group AG.	12,575
195,084		Swatch Group AG. (Registered)	13,174
6,656		Symphony Ltd	232
940,602		Tainan Spinning Co Ltd	405
536,600		Taiwan Paiho Ltd	1,183
195,593		Takamatsu Corp	4,181
13,500		Tamron Co Ltd	249
1,951,298	*	Tatung Co Ltd	330
119,507	*	Taylor Morrison Home Corp	1,912
7,033,701		Taylor Wimpey plc	21,026
1,760,000	e	TCL Multimedia Technology Holdings Ltd	1,112
1,907,500		Techtronic Industries Co	7,722
41,738		Ted Baker plc	1,838
54,484		Telford Homes plc	314
406,731	*	Tempur-Pedic International, Inc	28,658
955,500		Texhong Textile Group Ltd	721
2,090,000		Texwinca Holdings Ltd	2,180
746,589		Thomson	6,060
47,767	g	Thule Group AB	651
47

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,444,000		Time Watch Investments Ltd	$201
10,642	e	Tod’s S.p.A.	840
16,190		Token Corp	1,250
177,412	*	Toll Brothers, Inc	5,908
449,385	*	TomTom NV	5,650
54,868	e	Tomy Co Ltd	359
42,145	*	TopBuild Corp	1,297
58,000		Topkey Corp	204
79,000		Toung Loong Textile Manufacturing	227
402,960	*,e	TRI Pointe Homes, Inc	5,105
27,745	*	Trigano S.A.	1,694
15,380,000	e	Trinity Ltd	2,273
70,400		TSI Holdings Co Ltd	481
173,103		Tsutsumi Jewelry Co Ltd	3,564
2,720	*	TTK Prestige Ltd	192
281,305	*	Tumi Holdings, Inc	4,678
266,936	e	Tupperware Corp	14,855
140,192	*,e	Under Armour, Inc (Class A)	11,301
38,947	*	Unifi, Inc	1,096
6,192,000	*	Unitika Ltd	2,907
77,086	*	Universal Electronics, Inc	3,958
202,400	e	Universal Entertainment Corp	3,680
591,479	*,e,m	Urbi Desarrollos Urbanos S.A. de C.V	0	^
9,981	*	Vaibhav Global Ltd	75
35,286		Vardhman Textiles Ltd	440
53,084	*,e	Vera Bradley, Inc	837
76,167	*	Vestel Elektronik Sanayi	133
1,587,345		VF Corp	98,812
67,197		Videocon Industries Ltd	124
102,413	*,e	Vince Holding Corp	469
113,551	*	Vista Outdoor, Inc	5,054
93,627		Wacoal Holdings Corp	1,120
38,101	*	WCI Communities, Inc	849
440,500		Weiqiao Textile Co	205
3,738,000		Welling Holding Ltd	714
55,338		Welspun India Ltd	760
18,640	e	Weyco Group, Inc	499
143,179		Whirlpool Corp	21,029
47,784	*	Whirlpool of India Ltd	467
48,629	*,e	William Lyon Homes, Inc	802
1,196,000	*	Winshine Entertainment & Media Holding Co Ltd	89
428,117		Wolverine World Wide, Inc	7,154
177,453		Woongjin Coway Co Ltd	12,635
194,631		Wuxi Little Swan Co Ltd	463
3,291,500		XTEP International Holdings	1,748
208,850		Yamaha Corp	5,045
15,300		Yondoshi Holdings, Inc	339
9,100		Yonex Co Ltd	234
21,227		Youngone Corp	756
5,173		Youngone Holdings Co Ltd	299
794,907		Yue Yuen Industrial Holdings	2,693
1,058,000	e	Yuxing InfoTech Investment Holdings Ltd	353
48

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
75,007	*	Zagg, Inc	$821
170,764		Zeng Hsing Industrial Co Ltd	714
79,600	*	Zhonglu Co Ltd	300
25,200	e	Zojirushi Corp	359
		TOTAL CONSUMER DURABLES & APPAREL	2,831,820

CONSUMER SERVICES - 2.1%
57,858	*,e	2U, Inc	1,619
11,800	*,e	500.com Ltd (ADR)	237
387,765		888 Holdings plc	1,043
2,344,695		Accor S.A.	101,549
47,800		Accordia Golf Co Ltd	458
9,027,500		Accordia Golf Trust	3,406
663,864		Advtech Ltd	624
112,882	e	Ainsworth Game Technology Ltd	187
8,945,000		Ajisen China Holdings Ltd	3,954
881,002	e	Alsea SAB de C.V.	3,059
98,313	*,e	Amaya, Inc	1,238
344,000		Ambassador Hotel	289
41,753	*	American Public Education, Inc	777
233,363	*	Apollo Group, Inc (Class A)	1,790
2,165,744		ARAMARK Holdings Corp	69,845
389,300		Ardent Leisure Group	637
799,326		Aristocrat Leisure Ltd	5,902
74,864	*	Ascent Media Corp (Series A)	1,252
59,500	e	Atom Corp	341
228,819	*	Autogrill S.p.A.	2,181
2,242,448	*	Belmond Ltd.	21,303
55,625		Benesse Corp	1,602
486,091		Berjaya Sports Toto BHD	345
205,919		Betfair Group plc	11,840
106,788		Betsson AB	1,957
54,468	*	BJ’s Restaurants, Inc	2,368
14,030,800		Bloomberry Resorts Corp	1,350
693,142		Bloomin’ Brands, Inc	11,707
57,362		Bob Evans Farms, Inc	2,229
65,788	*,e	Bojangles’, Inc	1,044
416,040	*,e	Boyd Gaming Corp	8,267
85,416	*	Bravo Brio Restaurant Group, Inc	769
158,436	*	Bridgepoint Education, Inc	1,206
91,970	*	Bright Horizons Family Solutions	6,144
389,199		Brinker International, Inc	18,662
69,394	*,e	Buffalo Wild Wings, Inc	11,079
646,233		Bwin.Party Digital Entertainment plc	1,230
134,624	*,e	Caesars Acquisition Co	917
136,169	*,e	Caesars Entertainment Corp	1,074
512,000		Cafe de Coral Holdings Ltd	1,500
33,499	*	Cambium Learning Group, Inc	162
79,281		Capella Education Co	3,664
74,061		Cara Operations Ltd	1,645
249,545	*,e	Career Education Corp	906
1,596,652		Carnival Corp	86,986
49

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
349,767		Carnival plc	$19,925
40,443		Carriage Services, Inc	975
185,942	*	Carrols Restaurant Group, Inc	2,183
120,436		Cheesecake Factory	5,553
196,483	*,e	Chegg, Inc	1,322
127,255	*	China Lodging Group Ltd (ADR)	3,978
6,960,000	e	China LotSynergy Holdings Ltd	325
450,000		China Maple Leaf Educational Systems Ltd	221
2,472,000		China Travel International Inv HK	1,034
1,405,000	*,e	China Vanguard Group Ltd	157
82,591	*	Chipotle Mexican Grill, Inc (Class A)	39,631
50,829	e	Choice Hotels International, Inc	2,562
31,561		Churchill Downs, Inc	4,466
190,009	*,e	Chuy’s Holdings, Inc	5,955
23,367		Cie des Alpes	393
63,686		City Lodge Hotels Ltd	618
108,726		ClubCorp Holdings, Inc	1,986
18,110		Collectors Universe	281
49,000	e	Colowide Co Ltd	745
603,187		Compass Group plc	10,452
211,967	e	Corporate Travel Management Lt	2,014
123,577		Cox & Kings India Ltd	459
47,781	e	Cracker Barrel Old Country Store, Inc	6,060
12,300		Create Restaurants Holdings, Inc	341
2,474		Credu Corp	109
419,343		Crown Ltd	3,790
176,300		CVC Brasil Operadora e Agencia de Viagens S.A.	600
106,258		Daekyo Co Ltd	805
132,000		Dahan Development Corp	216
5,700		Daisyo Corp	72
259,780		Darden Restaurants, Inc	16,532
120,896	*	Dave & Buster’s Entertainment, Inc	5,046
55,887	*	Del Frisco’s Restaurant Group, Inc	895
55,131	*	Delta Corp Ltd	66
438,861	*	Denny’s Corp	4,314
161,545	e	DeVry, Inc	4,089
103,290	*,e	Diamond Resorts International, Inc	2,635
58,415		Dignity plc	2,192
43,161	e	DineEquity, Inc	3,654
8,023		DO & CO AG.	870
7,028		DO & CO AG. (Istanbul)	747
137,440		Domino’s Pizza Enterprises Ltd	5,734
416,195		Domino’s Pizza UK & IRL plc	6,451
97,670		Domino’s Pizza, Inc	10,866
454,221	e	Donaco International Ltd	253
87,600		Doutor Nichires Holdings Co Ltd	1,355
3,326,683	*	Dubai Parks & Resorts PJSC	1,018
60,038	e	Dunkin Brands Group, Inc	2,557
3,035,400		Dynam Japan Holdings Co Ltd	3,301
144,885		EIH Ltd	284
35,561	*,e	El Pollo Loco Holdings, Inc	449
77,601	*	Eldorado Resorts, Inc	854
50

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
6,018	*	Emerson Pacific, Inc	$220
1,030,000		Emperor Entertainment Hotel Ltd	188
8,457	*,e	Empire Resorts, Inc	152
206,978	e	EnerCare, Inc	2,387
610,657	*	Enterprise Inns plc	1,001
1,281,100		Erawan Group PCL	152
625,349		Estacio Participacoes S.A.	2,190
35,505	*,g	Evolution Gaming Group AB	1,284
2,774,427		Extended Stay America, Inc	44,113
149,483	e	Famous Brands Ltd	1,253
64,528	*	Fiesta Restaurant Group, Inc	2,168
84,481		First Hotel	48
252,776	e	Flight Centre Ltd	7,290
260,143	*,e	Fogo De Chao, Inc	3,944
37,990		Formosa International Hotels Corp	263
826,000		Fu Shou Yuan International Group Ltd	641
48,000		Fuji Kyuko Co Ltd	462
58,000	e	Fujita Kanko, Inc	291
271,854	e	G8 Education Ltd	703
31,800		GAEC Educacao S.A.	110
1,882,155		Galaxy Entertainment Group Ltd	5,897
3,696,308		Genting BHD	6,304
5,221,393		Genting International plc	2,817
953,200		GL Ltd	587
936,742		Gold Reef Resorts Ltd	1,472
132,000		Gourmet Master Co Ltd	939
1,454		Graham Holdings Co	705
150,316	*	Grand Canyon Education, Inc	6,031
29,665		Grand Korea Leisure Co Ltd	607
66,282	*	Great Canadian Gaming Corp	741
268,430		Greene King plc	3,675
122,461	e	GVC Holdings plc	837
742,070	e	H&R Block, Inc	24,718
27,872	*,e	Habit Restaurants, Inc	643
1,255,000	*,g	Haichang Holdings Ltd	281
8,478		Hana Tour Service, Inc	825
9,600		Hiday Hidaka Corp	276
3,279,448	e	Hilton Worldwide Holdings, Inc	70,180
23,500	e	Hiramatsu Inc	142
131,500		HIS Co Ltd	4,393
114,600	*,e	Homeinns Hotel Group (ADR)	3,915
269,300	*,e	Hoteles City Express SAB de C.V.	360
448,614	*	Houghton Mifflin Harcourt Co	9,771
146,850		Huangshan Tourism Development Co Ltd	299
110,894	*,e	Hyatt Hotels Corp	5,214
6,900		Ichibanya Co Ltd	339
486,891	*	Indian Hotels Co Ltd	856
97,853		InterContinental Hotels Group plc	3,814
205,823	e	International Game Technology plc	3,330
67,437		International Speedway Corp (Class A)	2,274
104,903	*,e	Intertain Group Ltd	755
260,382		Interval Leisure Group, Inc	4,065
51

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
121,213	*	Intralot S.A.-Integrated Lottery Systems & Services	$154
178,039	*	Intrawest Resorts Holdings Inc	1,392
96,233	e	Invocare Ltd	837
214,862	*	Isle of Capri Casinos, Inc	2,993
35,930	*	J Alexander’s Holdings, Inc	392
151,012		Jack in the Box, Inc	11,584
36,515	*,e	Jamba, Inc	493
560,642		Jollibee Foods Corp	2,603
27,466		Jubilant Foodworks Ltd	614
315,172	*	K12, Inc	2,774
344,178		Kangwon Land, Inc	11,233
71,500	*,e	Kappa Create Co Ltd	714
17,600	e	Kisoji Co Ltd	315
365,000	*	KNT-CT Holdings Co Ltd	706
22,060	*,e	Kona Grill, Inc	350
7,400		Koshidaka Holdings Co Ltd	134
286,493	*	Krispy Kreme Doughnuts, Inc	4,317
4,609,924		Kroton Educacional S.A.	11,027
7,468		Kuoni Reisen Holding	2,080
9,000		Kura Corp	361
9,200	e	Kyoritsu Maintenance Co Ltd	789
350,058	*	La Quinta Holdings, Inc	4,764
885,845		Ladbrokes plc	1,563
355,630		Las Vegas Sands Corp	15,591
11,844	e	Liberty Tax, Inc	282
376,268	*,e	LifeLock, Inc	5,399
30,000		Lion Travel Service Co Ltd	108
3,006,000	*,e	Macau Legend Development Ltd	390
545,500		Magnum BHD	319
21,724		Mahindra Holidays & Resorts India Ltd	149
469,391		Mantra Group Ltd	1,718
65,629		Marcus Corp	1,245
232,838	e	Marriott International, Inc (Class A)	15,609
75,425		Marriott Vacations Worldwide Corp	4,295
577,239		Marston’s plc	1,413
6,900		Matsuya Foods Co Ltd	164
1,471,600	*	Max’s Group, Inc	624
1,776,908		McDonald’s Corp	209,924
19,553	e	McDonald’s Holdings Co Japan Ltd	425
5,000		MegaStudy Co Ltd	176
17,300		Meiko Network Japan Co Ltd	201
81,018,200	*	Melco Crown Philippines Resorts Corp	3,921
672,000	e	Melco International Development	1,004
844,356	e	Melco PBL Entertainment Macau Ltd (ADR)	14,185
77,796	e	Melia Hotels International S.A.	1,028
1,243,277	g	Merlin Entertainments plc	8,336
1,185,300		MGM China Holdings Ltd	1,473
3,843,562	*	MGM Resorts International	87,326
4,915,700		Minor International PCL (Foreign)	4,923
179,911	*	Mitchells & Butlers plc	909
9,914		Modetour Network, Inc	283
29,753	*	Monarch Casino & Resort, Inc	676
52

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
84,260	*	Morgans Hotel Group Co	$284
20,800		MOS Food Services, Inc	561
31,668		MPK Group, Inc	89
30,018	e	MTY Food Group, Inc	704
213,608	e	Navitas Ltd	722
180,369	*	NET Holding AS	216
120,100		New Oriental Education & Technology Group (ADR)	3,768
167,316	*	NH Hoteles S.A.	915
31,222	*,e	Noodles & Co	303
24,274	*,e	Nord Anglia Education, Inc	492
2,455,282	*	Norwegian Cruise Line Holdings Ltd	143,880
8,100		Ohsho Food Service Corp	280
569,247		OPAP S.A.	4,995
11,785	*	Orascom Development Holding AG.	121
282,700		Oriental Land Co Ltd	17,102
405,700	e	Overseas Union Enterprise Ltd	511
118,120		Paddy Power plc	15,776
62,926	*	Pandox AB	1,155
55,989	*	Panera Bread Co (Class A)	10,906
135,568		Papa John’s International, Inc	7,574
651,212	*,e	Papa Murphy’s Holdings, Inc	7,333
53,713		Paradise Co Ltd	799
322,370	*,e	Penn National Gaming, Inc	5,164
413,900		Philweb Corp	203
4,337	*	Pierre & Vacances	139
206,319	*	Pinnacle Entertainment, Inc	6,421
110,359	*,e	Planet Fitness, Inc	1,725
17,300	e	Plenus Co Ltd	289
112,241	*	Popeyes Louisiana Kitchen, Inc	6,566
53,918	*,e	Potbelly Corp	631
373,100		Prestariang BHD	257
35,583	*	Red Robin Gourmet Burgers, Inc	2,197
167,050	*	Regis Corp	2,364
3,719,534		Resorts World BHD	3,789
66,000		Resorttrust, Inc	1,741
2,046		Restaurant Brands International LP	75
2,075,656		Restaurant Brands International, Inc	77,547
270,812	e	Restaurant Brands International, Inc (Toronto)	10,128
198,806		Restaurant Group plc	2,012
107,068	e	Retail Food Group Ltd	359
8,535,535	e,m	REXLot Holdings Ltd	485
75,728		Rezidor Hotel Group AB	280
14,400	e	Ringer Hut Co Ltd	333
58,200		Round One Corp	263
204,565		Royal Caribbean Cruises Ltd	20,704
23,000	e	Royal Holdings Co Ltd	427
159,179	*	Ruby Tuesday, Inc	877
172,298		Ruth’s Chris Steak House, Inc	2,743
25,000		Saizeriya Co Ltd	627
11,371,495		Sands China Ltd	38,552
127,975	*,e	Scientific Games Corp (Class A)	1,148
170,947	e	SeaWorld Entertainment, Inc	3,366
53

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
10,718		Seoul Auction Co Ltd	$196
246,400	g	Ser Educacional S.A.	477
456,451		Service Corp International	11,877
797,652	*	ServiceMaster Global Holdings, Inc	31,300
14,290	*,e	Shake Shack, Inc	566
1,268,000		Shanghai Jinjiang International Hotels Group Co Ltd	532
61,449		Shanghai Jinjiang International Travel Co Ltd	306
1,102,120		Shangri-La Asia Ltd	1,073
1,502		Shinsegae Food Co Ltd	220
183,119		Six Flags Entertainment Corp	10,061
4,456,613	e	SJM Holdings Ltd	3,158
40,580		SkiStar AB (Series B)	596
2,002,647		Sky City Entertainment Group Ltd	6,054
92,800	e	Skylark Co Ltd	1,199
262,662	e	Slater & Gordon Ltd	156
26,515		Sodexho Alliance S.A.	2,590
747,898	e	Sonic Corp	24,165
182,074	e	Sotheby’s (Class A)	4,690
72,602		Speedway Motorsports, Inc	1,504
136,854		Spur Corp Ltd	297
578,768		SSP Group plc	2,767
12,800		St Marc Holdings Co Ltd	356
4,162,632		Star Entertainment Grp Ltd	15,275
6,213,560		Starbucks Corp	373,000
246,975		Starwood Hotels & Resorts Worldwide, Inc	17,110
3,878	*	Steak N Shake Co	1,264
26,974	*	Strayer Education, Inc	1,622
244,061		Sun International Ltd	1,470
2,128,100		Ta Enterprise BHD	295
1,489,500		TA Global BHD	93
1,650,665		Tabcorp Holdings Ltd	5,620
9,900	*,e	TAL Education Group (ADR)	460
19,900	*	Tarena International, Inc (ADR)	208
1,168,933		Tattersall’s Ltd	3,711
176,053		Texas Roadhouse, Inc (Class A)	6,297
1,268,212	*	Thomas Cook Group plc	2,263
74,610		Thomas Cook India Ltd	230
150,000		Tokyo Dome Corp	765
126,000	e	Tokyotokeiba Co Ltd	282
18,700		Toridoll.corp	342
6,600		Tosho Co Ltd	177
508,000	e	Tsui Wah Holdings Ltd	118
25,500	e	Tsukada Global Holdings Inc	165
495,027		TUI AG. (DI)	8,839
78,946		Unibet Group plc (ADR)	8,050
59,214		Universal Technical Institute, Inc	276
96,744		Vail Resorts, Inc	12,382
126,700	*,e	Watami Co Ltd	840
48,480	*,e	Weight Watchers International, Inc	1,105
140,421	e	Wendy’s	1,512
82,860		Wetherspoon (J.D.) plc	914
49,233		Whistler Blackcomb Holdings, Inc	888
54

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
475,512		Whitbread plc	$30,821
324,001		William Hill plc	1,891
15,822	*,e	Wingstop, Inc	361
54,220		Wowprime Corp	265
361,574		Wyndham Worldwide Corp	26,268
1,385,971	e	Wynn Macau Ltd	1,610
74,093	e	Wynn Resorts Ltd	5,126
309,500	g	Xiabuxiabu Catering Management China Holdings Co Ltd	122
11,200		Xueda Education Group (ADR)	60
325,000		YBM Sisa.com, Inc	1,132
34,000		Yomiuri Land Co Ltd	113
53,700	e	Yoshinoya D&C Co Ltd	694
700,795		Yum! Brands, Inc	51,193
16,280		Zeal Network SE	689
179,700	e	Zensho Co Ltd	2,260
568,000		Zhuhai Holdings Investment Group Ltd	88
747,410	*,e	Zoe’s Kitchen, Inc	20,913
		TOTAL CONSUMER SERVICES	2,395,158

DIVERSIFIED FINANCIALS - 3.6%
1,767,817		3i Group plc	12,523
76,812		ABC Arbitrage	428
344,903	e	Aberdeen Asset Management plc	1,470
56,557		Ackermans & Van Haaren	8,309
237,750	*,e	Acom Co Ltd	1,120
125,300		Aeon Credit Service M BHD	347
263,948		AEON Financial Service Co Ltd	5,896
134,633	*	Affiliated Managers Group, Inc	21,509
659,757		AFP Habitat S.A.	758
1,389,533	*,e,m	African Bank Investments Ltd	1
58,634	e	AGF Management Ltd	220
273,200	*,e	Aiful Corp	894
1,904,340		AIRA Capital Co Ltd	119
22,592		Aker ASA (A Shares)	417
1,477,453	*	Al Waha Capital PJSC	864
31,612	e	Alaris Royalty Corp	537
756,931		Alexander Forbes Group Holdings Ltd	290
230,908	*,e	Allied Minds plc	1,362
1,419,053	*	Ally Financial, Inc	26,451
1,167,289	*	Amanat Holdings PJSC	252
2,668,800		American Express Co	185,615
1,016,474		Ameriprise Financial, Inc	108,173
747,079	*	Amlak Finance PJSC	283
350,000	*,g	Amundi S.A.	16,424
1,761,863	g	Anima Holding S.p.A	15,217
988,386		ARA Asset Management Ltd	819
56,060	e	Arlington Asset Investment Corp (Class A)	742
205,114		Arrow Global Group plc	798
77,675		Artisan Partners Asset Management, Inc	2,801
2,725	*	Ashford, Inc	145
566,053	e	Ashmore Group plc	2,133
12,981	*,m	Asia Pacific Investment Partners Limited	88
55

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
3,247,600		Asia Plus Group Holdings PCL	$314
16,518	*	Associated Capital Group, Inc	504
76,122		Aurelius AG.	3,951
270,266		Australian Stock Exchange Ltd	8,315
24,009		Avanza AB	1,043
346,746		Ayala Corp	5,557
2,215	*,m	Ayala Corp Preferred	0	^
99,533		Azimut Holding S.p.A.	2,474
50,500		Banca Generali S.p.A	1,589
110,721		Banca IFIS S.p.A.	3,449
3,221,469		Bank of New York Mellon Corp	132,789
584,954		BGC Partners, Inc (Class A)	5,738
306,883		BinckBank NV	2,645
86,031		BlackRock, Inc	29,295
450,420		Blackstone Group LP	13,170
4,017,386		BM&F Bovespa S.A.	10,985
411,900	e	Bolsa Mexicana de Valores S.A. de C.V.	546
70,428	e	Bolsas y Mercados Espanoles	2,373
1,460,635	*,e	Brait S.A.	15,758
336,105		Brewin Dolphin Holdings plc	1,528
674,000		Bright Smart Securities & Commodities Group Ltd	207
165,160		BT Investment Management Ltd	1,536
181,040		Bure Equity AB	1,471
424,400		Bursa Malaysia BHD	824
113,107		Calamos Asset Management, Inc (Class A)	1,095
20,074	e	Callidus Capital Corp	128
86,856		Canaccord Financial, Inc	321
23,862		Capital First Ltd	149
962,173		Capital One Financial Corp	69,450
1,598,000		Capital Securities Corp	480
40,970		Capital Stage AG.	350
70,417		Cash America International, Inc	2,109
1,758,000	*	Cash Financial Services Group Ltd	74
303,340		CBOE Holdings, Inc	19,687
68,524		Cembra Money Bank AG.	4,406
3,396,000	e	Central China Securities Co Ltd	1,846
37,001		Century Leasing System, Inc	1,322
331,682		Cerved Information Solutions S.p.A	2,755
250,415		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	2,366
1,205,537		Chailease Holding Co Ltd	2,075
394,780		Challenger Financial Services Group Ltd	2,488
1,800,793		Charles Schwab Corp	59,300
832,000		China Bills Finance Corp	290
17,170,440		China Cinda Asset Management Co Ltd	6,320
1,144,137		China Everbright Ltd	2,613
3,190,000	*,e	China Financial International Investments Ltd	409
11,151,500		China Galaxy Securities Co Ltd	10,135
14,700,000	e	China LNG Group Ltd	576
112,665	e	China Merchants China Direct Investments Ltd	186
3,352,000	*,e	China Smarter Energy Group Holdings Ltd	414
435,813	e	CI Financial Corp	9,638
56

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
813,113	*	Citadel Capital Corp	$166
3,344,403		CITIC Securities Co Ltd	7,749
148,155		Close Brothers Group plc	2,922
212,532		CME Group, Inc	19,255
101,287		Coface S.A.	1,026
52,752		Cohen & Steers, Inc	1,608
28,591	*	Consumer Portfolio Services, Inc	148
266,782	e	Coronation Fund Managers Ltd	914
17,071		Corp Financiera Alba	737
32,035		Corp Financiera Colombiana S.A.	388
66,656		Corp Financiera Colombiana S.A. (CD)	816
276,877	*,e	Cowen Group, Inc	1,060
38,777	*,e	Credit Acceptance Corp	8,299
27,262	*	Credit Analysis & Research Ltd	543
1,789,600	e	Credit China Holdings Ltd	698
128,064		Credit Saison Co Ltd	2,523
2,312,521		Credit Suisse Group	49,816
1,366,047	*,e	Credito Real SAB de C.V.	3,451
31,446		CRISIL Ltd	932
230,662		Daewoo Securities Co Ltd	1,826
37,408		Daishin Securities Co Ltd	373
21,344		Daishin Securities Co Ltd PF	132
2,312,760		Daiwa Securities Group, Inc	14,140
90,742		DeA Capital S.p.A.	139
2,029,385		Deutsche Bank AG.	49,283
24,318	*	Deutsche Beteiligungs AG.	785
479,269		Deutsche Boerse AG.	42,128
8,715		Diamond Hill Investment Group, Inc	1,647
960,000	*	Differ Group Holding Co Ltd	150
623,402		Discover Financial Services	33,427
2,340,345	*	Dubai Financial Market	776
80,192	*	Dundee Corp	264
917,877	*	E*TRADE Financial Corp	27,206
275,927	e	Eaton Vance Corp	8,948
105,941	*	Eclipx Group Ltd	259
333,752		Edelweiss Capital Ltd	293
26,480	e	EFG Financial Products Holding AG.	3,825
146,003		EFG International	1,538
677,857		Egypt Kuwait Holding Co	352
495,490	*	Egyptian Financial Group-Hermes Holding	556
392,473	*	Element Financial Corp	4,737
2,844,000		Emperor Capital Group Ltd	233
67,302	*,e	Encore Capital Group, Inc	1,957
69,079	*	Enova International, Inc	457
65,632	*	Eugene Investment & Securities Co Ltd	148
32,384		Eurazeo	2,234
1,264,210	g	Euronext NV	64,865
155,325		Evercore Partners, Inc (Class A)	8,398
67,451		Exor S.p.A.	3,061
130,218	*,e	Ezcorp, Inc (Class A)	650
148,952	e	Factset Research Systems, Inc	24,215
128,299	*,g	Fairfax India Holdings Corp	1,296
57

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
4,588,395		Far East Horizon Ltd	$4,251
205,904		Federated Investors, Inc (Class B)	5,899
6,862	e	Ferratum Oyj	223
65,293		Fiera Capital Corp	535
17,934	e	Fifth Street Asset Management, Inc	58
131,545	e	Financial Engines, Inc	4,429
231,400	e	Financial Products Group Co Ltd	1,806
71,479	*	First Cash Financial Services, Inc	2,675
3,092,785	e	First Pacific Co	2,049
6,451,996		FirstRand Ltd	17,633
1,300,313	e	FlexiGroup Ltd	2,838
361,265	g	Flow Traders	17,824
203,759	*	FNFV Group	2,288
170,056		Fondul Proprietatea S.A. (ADR)	1,684
436,492		Franklin Resources, Inc	16,072
9,100,000	*	Freeman Financial Corp Ltd	558
12,386,380		Fubon Financial Holding Co Ltd	16,848
30,915,441		Fuhwa Financial Holdings Co Ltd	11,340
14,500	e	Fuyo General Lease Co Ltd	683
79,073		Gain Capital Holdings, Inc	641
16,518		GAMCO Investors, Inc (Class A)	513
2,527,463	e	Gentera SAB de C.V.	4,891
2,072,400	*,e	GF Securities Co Ltd	5,169
24,237		Gimv NV	1,221
63,215		Gluskin Sheff + Associates, Inc	952
784,295		Goldman Sachs Group, Inc	141,354
920,000	*	Good Resources Holdings Ltd	171
353,175	*	Green Dot Corp	5,799
75,247		Greenhill & Co, Inc	2,153
7,688		GRENKELEASING AG.	1,534
105,401		Groupe Bruxelles Lambert S.A.	9,019
478,920		Grupo de Inversiones Suramericana S.A.	5,386
125,093		Grupo de Inversiones Suramericana S.A. (Preference)	1,371
211,400		Grupo Financiero Interacciones S.A. de C.V.	1,282
245,850		GT Capital Holdings, Inc	6,888
796,497	*	Gulf General Investment Co	141
8,994,800	e	Guotai Junan International Hol	3,126
1,110,632		Haci Omer Sabanci Holding AS	3,148
4,888,412		Haitong Securities Co Ltd	8,573
22,985		Hankook Tire Worldwide Co Ltd	341
48,429		Hanwha Securities Co	159
253,862		Hargreaves Lansdown plc	5,636
205,374		Hellenic Exchanges S.A.	1,179
7,385,162		Henderson Group plc	33,566
245,269		HFF, Inc (Class A)	7,621
266,400		Hitachi Capital Corp	7,158
15,702		HMC Investment Securities Co Ltd	132
58,138	*	Hoist Finance AB	606
1,050,990		Hong Kong Exchanges and Clearing Ltd	26,774
27,819		Houlihan Lokey, Inc	729
1,892,400	*,g	Huatai Securities Co Ltd	4,375
278,745		Hyundai Securities Co	1,520
58

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
29,500		IBJ Leasing Co Ltd	$601
188,816		ICAP plc	1,417
152,300	e	Ichigo Holdings Co Ltd	474
31,100		Ichiyoshi Securities Co Ltd	285
1,687,772		IFCI Ltd	700
426,394		IG Group Holdings plc	5,041
188,483	e	IGM Financial, Inc	4,814
228,926	*	India Infoline Ltd	735
409,077		Indiabulls Housing Finance Ltd	4,537
18,736		Indiabulls Securities Ltd	7
275,032		Industrivarden AB	4,705
188,892		Infrastructure Development Finance Co Ltd	137
12,143,232		ING Groep NV	164,298
753,824		ING Groep NV (ADR)	10,146
148,032		Interactive Brokers Group, Inc (Class A)	6,454
179,983	*,m	Interbolsa S.A.	0	^
495,006		IntercontinentalExchange Group, Inc	126,850
269,687		Intermediate Capital Group plc	2,486
453,239		International Personal Finance plc	1,924
43,164	*	INTL FCStone, Inc	1,444
61,488		Inversiones La Construccion S.A.	630
381,430		Invesco Ltd	12,770
268,197		Investec Ltd	1,895
764,052		Investec plc	5,387
183,749		Investment Technology Group, Inc	3,127
687,605		Investor AB (B Shares)	25,270
252,850	e	IOOF Holdings Ltd	1,741
95,263	e	iShares Dow Jones US Real Estate Index Fund	7,155
80,057	e	iShares MSCI Canada Index Fund	1,721
440,161	e	iShares MSCI EAFE Index Fund	25,859
228,768	e	iShares MSCI Emerging Markets	7,364
17,400		Iwai Securities Co Ltd	201
185,600	e	J Trust Co Ltd	1,488
137,000		Jaccs Co Ltd	500
133,017		Jafco Co Ltd	5,185
655,226		Janus Capital Group, Inc	9,232
1,436,300		Japan Securities Finance Co Ltd	7,322
1,774,658		Jih Sun Financial Holdings Co Ltd	384
205,581		JM Financial Ltd	146
225,771		JSE Ltd	1,864
249,577		Julius Baer Group Ltd	12,074
142,045		Julius Baer Holding AG.	2,351
1,188,268		Jupiter Investment Management Group Ltd	7,897
214,800		k1 Ventures Ltd	140
3,405,500		kabu.com Securities Co Ltd	10,631
72,017		KBC Ancora	3,040
81,280	*	KCG Holdings, Inc	1,001
494,210		Kinnevik Investment AB (Series B)	15,222
10,754		KIWOOM Securities Co Ltd	562
95,756		Korea Investment Holdings Co Ltd	4,001
31,265		KRUK S.A.	1,387
481,600		Krungthai Card PCL	1,299
59

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
16,166		Kyobo Securities Co	$128
17,300	e	Kyokuto Securities Co Ltd	218
842,163		L&T Finance Holdings Ltd	828
259,558	*,e	Ladenburg Thalmann Financial Services, Inc	716
882,521		Lazard Ltd (Class A)	39,722
578,310		Legg Mason, Inc	22,687
234,777	*,e	LendingClub Corp	2,594
575,999		Leucadia National Corp	10,017
347,830		London Stock Exchange Group plc	14,073
205,560	e	LPL Financial Holdings, Inc	8,767
94,608		Lundbergs AB (B Shares)	5,212
282,555		Macquarie Group Ltd	16,903
437,503		Magellan Financial Group Ltd	8,599
357,097		Mahindra & Mahindra Financial Services Ltd	1,301
21,912,413		Man Group plc	56,370
536,948		Manappuram General Finance & Leasing Ltd	238
150,841		MarketAxess Holdings, Inc	16,832
39,827		Marlin Business Services Corp	640
49,700		Marusan Securities Co Ltd	521
11,460,000	*	Mason Financial Holdings Ltd	564
957,547		Masterlink Securities Corp	272
555,300		Matsui Securities Co Ltd	5,087
777,074		McGraw-Hill Financial, Inc	76,604
7,102,846		Mediobanca S.p.A.	68,088
15,573	e	Medley Management, Inc	89
33,500		Meritz finance Holdings Co Ltd	371
987,435		Meritz Securities Co Ltd	3,314
34,249,704		Metro Pacific Investments Corp	3,778
69,009		Mirae Asset Securities Co Ltd	1,256
47,500		Mito Securities Co Ltd	161
652,554		Mitsubishi UFJ Lease & Finance Co Ltd	3,358
128,156		MLP AG.	511
167,222		Moelis & Co	4,880
2,716,600		Monex Beans Holdings, Inc	7,059
750,271		Moody’s Corp	75,282
9,689,955		Morgan Stanley	308,237
85,344		Morningstar, Inc	6,863
30,163		Motilal Oswal Financial Services Ltd	152
223,400		MSCI, Inc (Class A)	16,114
618,900		Muangthai Leasing PCL	364
177,595	*	Muthoot Finance Ltd	482
238,760		NASDAQ OMX Group, Inc	13,889
668,315		Navient Corp	7,652
162,722		Nelnet, Inc (Class A)	5,463
85,983	*	NewStar Financial, Inc	772
17,036		NICE Holdings Co Ltd	314
36,345		NICE Information Service Co Ltd	315
13,300	*,e	Noah Holdings Ltd (ADR)	371
8,104,239		Nomura Holdings, Inc	45,141
237,411		Nordnet AB (Series B)	1,148
169,823		Northern Trust Corp	12,243
607,082		NorthStar Asset Management Group, Inc	7,370
60

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
3,367,866		NZX Ltd	$2,460
160,000		Okasan Holdings, Inc	911
67,771		OM Asset Management plc	1,039
31,251	*,e	On Deck Capital, Inc	322
139,388	*	OneMain Holdings, Inc	5,790
87,547		Onex Corp	5,367
27,973		Oppenheimer Holdings, Inc	486
20,621		Oresund Investment AB	541
423,900	*	Orient Corp	889
2,925,370		ORIX Corp	41,038
601,300		Osaka Securities Exchange Co Ltd	9,399
550,975		OSK Holdings BHD	209
225,551	e	OzForex Group Ltd	536
48,325	*	P2P Global Investments plc	697
13,635		Pargesa Holding S.A.	861
12,935		Partners Group	4,652
540,677		Peregrine Holdings Ltd	1,024
517,000	*,m	Peregrine Investment Holdings	0
104,508		Perpetual Trustees Australia Ltd	3,518
82,264		Philippine Stock Exchange, Inc	481
61,251	*	Pico Holdings, Inc	632
264,687	*	Pioneers Holding	254
37,490	*	Piper Jaffray Cos	1,515
7,261	*,e	PJT Partners, Inc	205
960,424		Platinum Asset Mangement Ltd	5,612
161,399		Plus500 Ltd	1,024
675,656		Power Finance Corp Ltd	2,045
39,000	e	PowerShares QQQ Trust Series	4,363
121,477	*,e	PRA Group, Inc	4,214
6,960,000		Premium Leisure Corp	94
1,067,509		President Securities Corp	431
138,176		Provident Financial plc	6,851
78,056		PSG Group Ltd	1,128
128,527	*	PTC India Financial Services Ltd	78
41,536		Pzena Investment Management, Inc (Class A)	357
11,203	*	Qatar Industrial Manufacturing Co	123
694,997		Ratos AB (B Shares)	4,009
246,101		Raymond James Financial, Inc	14,266
86,543	*	Regional Management Corp	1,339
394,598	*	Reliance Capital Ltd	2,600
604,785		Remgro Ltd	9,573
51,684		Repco Home Finance Ltd	536
54,197	e	Resource America, Inc (Class A)	332
36,586	*	RHJ International	227
30,700		Ricoh Leasing Co Ltd	954
1,160,224		RMB Holdings Ltd	4,160
758,300	*,e	Rowsley Ltd	97
604,597		Rural Electrification Corp Ltd	2,061
57,887	*,e	Safeguard Scientifics, Inc	840
69,230	*	Salam International Investment Co	224
162,394		Samsung Card Co	4,251
73,897		Samsung Securities Co Ltd	2,594
61

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
220,730	*	Santander Consumer USA Holdings, Inc	$3,499
291,200	e	Sawada Holdings Co Ltd	2,769
59,244		SBI Holdings, Inc	639
85,939		Schroders plc	3,764
442,282		SEI Investments Co	23,176
5	*,m	SFCG Co Ltd	0
1,400,000	e	Shenyin Wanguo HK Ltd	693
10,306		Shinyoung Securities Co Ltd	445
751,888		Shriram Transport Finance Co Ltd	9,721
1,142,256	e	Singapore Exchange Ltd	6,178
11,065	*	Sixt Leasing AG.	226
262,511	*	SK Securities Co Ltd	252
93,119	*	SKS Microfinance Pvt Ltd	700
1,172,944	*	SLM Corp	7,648
768,475	*,e,m	SNS Reaal	8
7,878		Societe Fonciere Financiere et de Participations FFP	581
81,900	e	Sparx Group Co Ltd	194
4,500		SPDR Trust Series 1	918
136,582	e	Sprott, Inc	235
173,273		SREI Infrastructure Finance Ltd	145
419,962		Srisawad Power 1979 PCL	553
811,333		State Street Corp	53,840
170,373	*	Stifel Financial Corp	7,217
6,649,000		Sun Hung Kai & Co Ltd	4,353
41,550		Sundaram Finance Ltd	861
151,210	*	SVG Capital plc	1,096
7,695		Swissquote Group Holding S.A.	194
14,658,895	*	Synchrony Financial	445,777
301,234		T Rowe Price Group, Inc	21,535
6,362,335	e	Tai Fook Securities Group Ltd	3,879
409,000		Taiwan Acceptance Corp	914
170,000	e	Takagi Securities Co Ltd	261
66,883		Tamburi Investment Partners S.p.A.	246
14,411	*	Tata Investment Corp Ltd	118
264,621		TD Ameritrade Holding Corp	9,185
88,511	e	Tiptree Financial, Inc	543
45,491		TMX Group Ltd	1,177
298,080		Tokai Tokyo Securities Co Ltd	1,810
96,220	*	Tong Yang Investment Bank	296
50,000		Toyo Securities Co Ltd	155
257,928		Transaction Capital Ltd	207
447,731	e	Tricon Capital Group, Inc	2,932
716,109		Tullett Prebon plc	3,917
7,497,143		UBS AG.	145,441
1,603,454	*,e	Unifin Financiera SAPI de C.V. SOFOM ENR	4,955
1,034,873	e	UOB-Kay Hian Holdings Ltd	1,028
170,048	*,e	Uranium Participation Corp	630
2,595,000	e	Value Partners Group Ltd	3,016
48,457		Virtu Financial, Inc	1,097
17,635	e	Virtus Investment Partners, Inc	2,071
83,719		Vontobel Holding AG.	3,961
133,920	*,e	Vostok New Ventures Ltd (SDR)	865
62

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,300,669		Voya Financial, Inc	$48,008
411,571		Waddell & Reed Financial, Inc (Class A)	11,796
59,852		Warsaw Stock Exchange	549
3,195,475		Waterland Financial Holdings	745
28,700		Wendel	3,413
18,498		Westwood Holdings Group, Inc	964
491,939	e	WisdomTree Investments, Inc	7,714
10,694		Woori Financial Co Ltd	210
167,549		Woori Investment & Securities Co Ltd	1,418
17,831	*,e	World Acceptance Corp	662
10,153	*,e	ZAIS Group Holdings, Inc	94
1,476,457		Zeder Investments Ltd	576
61,900		Zenkoku Hosho Co Ltd	2,045
		TOTAL DIVERSIFIED FINANCIALS	4,091,373

ENERGY - 5.6%
251,835	*,e	Abraxas Petroleum Corp	267
10,155		Adams Resources & Energy, Inc	390
52,082,315		Adaro Energy Tbk	1,925
148,263	*	Advantage Oil & Gas Ltd	753
130,877	*,e	Akastor ASA	177
579,447		Aker Solutions ASA	1,973
79,560	e	Alon USA Energy, Inc	1,181
169,872	e	AltaGas Income Trust	3,793
460,652		AMEC plc	2,908
695,572	*,e	Amerisur Resources plc	251
1,922,686		Anadarko Petroleum Corp	93,404
71,483	*,e	Antero Resources Corp	1,558
1,270,000	*,e	Anton Oilfield Services Group	122
2,720,283		Apache Corp	120,971
1,416,162	e	ARC Resources Ltd	17,092
225,340		Archrock, Inc	1,695
172,138		Ardmore Shipping Corp	2,190
316,501	*,e	Athabasca Oil Corp	352
157,722	e	Atwood Oceanics, Inc	1,613
457,807	*,e	Australian Worldwide Exploration Ltd	166
131,638	e,g	Avance Gas Holding Ltd	1,686
1,945,725		Baker Hughes, Inc	89,795
1,423,700		Bangchak Petroleum PCL-Foreign	999
227,058	*	Bankers Petroleum Ltd	167
1,826,400		Banpu PCL (Foreign)	808
116,766	*,e	Basic Energy Services, Inc	313
205,704	e	Baytex Energy Trust	666
3,200,769	e	Beach Petroleum Ltd	1,139
150,045	*,e	Bellatrix Exploration Ltd	178
3,017,745		BG Group plc	43,745
673,867		Bharat Petroleum Corp Ltd	9,051
223,533	*,e	Bill Barrett Corp	878
92,593	*	Birchcliff Energy Ltd	270
126,409	*,e	Bonanza Creek Energy, Inc	666
169,852	e	Bonavista Energy Trust	223
25,907		Bonterra Oil & Gas Ltd	322
63

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
21,766	e	Bourbon S.A.	$353
534,660	e	Boustead Singapore Ltd	315
23,301,292		BP plc	121,089
626,090		BP plc (ADR)	19,572
8,113,000	e	Brightoil Petroleum Holdings Ltd	2,705
136,851	e	Bristow Group, Inc	3,544
3,174,374		Bumi Armada BHD	752
432,952	e,g	BW LPG Ltd	3,549
268,906	e	BW Offshore Ltd	78
1,163,321	*,e	C&J Energy Services Ltd	5,537
575,558		Cabot Oil & Gas Corp	10,182
500,556	*	Cairn Energy plc	1,158
1,074,884		Cairn India Ltd	2,235
1,409,367		California Resources Corp	3,284
1,287,566	*	Callon Petroleum Co	10,738
525,659		Caltex Australia Ltd	14,368
429,666		Cameco Corp (Toronto)	5,301
399,746	*	Cameron International Corp	25,264
428,883	*,e	Canacol Energy Ltd	859
633,522	e	Canadian Energy Services & Technology Corp	1,776
1,516,521		Canadian Natural Resources Ltd (Canada)	33,121
409,456		Canadian Oil Sands Trust	2,447
190,591		Canyon Services Group, Inc	561
200,945		Capital Product Partners LP	1,109
50,778	e	CARBO Ceramics, Inc	873
255,468	e	Cardinal Energy Ltd	1,619
226,902	*	Carrizo Oil & Gas, Inc	6,712
469,000		Cenovus Energy, Inc	5,919
1,869,573	e	Cenovus Energy, Inc (Toronto)	23,645
430,668	*	Cheniere Energy, Inc	16,042
682,545	e	Chesapeake Energy Corp	3,071
5,320,136		Chevron Corp	478,600
5,448,906	e	China Coal Energy Co	2,081
4,621,826	e	China Oilfield Services Ltd	3,972
8,401,787	e	China Shenhua Energy Co Ltd	13,119
1,802,000	e	China Suntien Green Energy Cor	287
298,998		Cimarex Energy Co	26,724
16,311	*,e	Clayton Williams Energy, Inc	482
187,176	*,e	Clean Energy Fuels Corp	674
182,346	*,e	Cloud Peak Energy, Inc	379
36,662,878		CNOOC Ltd	38,158
1,476,499		Coal India Ltd	7,325
567,010	*	Cobalt International Energy, Inc	3,062
358,788		Columbia Pipeline Group, Inc	7,176
704,290	*,e	Compagnie Generale de Geophysique S.A.	2,054
2,057,032	*	Concho Resources, Inc	191,016
2,058,528		ConocoPhillips	96,113
353,736	e	Consol Energy, Inc	2,795
179,589	*	Contango Oil & Gas Co	1,151
1,820,224	*,e	Continental Resources, Inc	41,829
11,931	e	Core Laboratories NV	1,297
276,428		Cosan SA Industria e Comercio	1,751
64

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
47,800	*	Cosmo Energy Holdings Co Ltd	$642
296,327	e	Crescent Point Energy Corp	3,452
122,483	*,e	Crew Energy, Inc	358
152,926	e	CVR Energy, Inc	6,018
10,015,719	*	Dana Gas PJSC	1,379
351,350		Dayang Enterprise Holdings BHD	115
5,878		Delek Group Ltd	1,177
212,764		Delek US Holdings, Inc	5,234
835,726	e	Denbury Resources, Inc	1,688
421,121	*,e	Denison Mines Corp	213
616,262	*,e	Det Norske Oljeselskap ASA	3,824
843,456		Devon Energy Corp	26,991
609,562		DHT Holdings, Inc	4,931
74,211	e	Diamond Offshore Drilling, Inc	1,566
1,656,159	*	Diamondback Energy, Inc	110,797
564,768	*,e	DNO International ASA	381
66,810	*,e	Dorian LPG Ltd	786
86,684	*	Dril-Quip, Inc	5,134
865	*,e	Earthstone Energy, Inc	11
127,588	*,e	Eclipse Resources Corp	232
13,263,307		Ecopetrol S.A.	4,638
672,498		Empresas COPEC S.A.	5,774
140,696	e	Enbridge Income Fund	2,850
865,955		Enbridge, Inc	28,788
1,260,927		EnCana Corp	6,406
284,311		Enerflex Ltd	2,731
757,025	e	Energen Corp	31,030
1,140,800		Energy Absolute PCL (Foreign)	710
1,168,600		Energy Earth PCL	161
118,273	*,e	Energy Fuels, Inc	349
1,053,134	*,e	Energy Resources of Australia Ltd	276
180,769	e	Enerplus Resources Fund	621
1,853,496		ENI S.p.A.	27,540
1,889,874	*	Enquest plc (London)	531
733,538	e	Ensco plc	11,289
254,762		Ensign Energy Services, Inc	1,359
3,424,269		EOG Resources, Inc	242,404
217,332	*,e	EP Energy Corp	952
369,827		EQT Corp	19,279
54,517	*	Era Group, Inc	608
45,693		ERG S.p.A.	618
23,386	*,e	Erin Energy Corp	75
2,233	*	Esso SA Francaise	120
968,500	*	Esso Thailand PCL (Foreign)	134
112,034	*,e	Etablissements Maurel et Prom	363
455,344		Euronav NV	6,269
66,214	e	Evolution Petroleum Corp	318
29,366	e	Exmar NV	317
87,028	*	Exterran Corp	1,397
325,864	e	Exxaro Resources Ltd	926
11,423,461	d	Exxon Mobil Corp	890,459
1,230,960	e	Ezion Holdings Ltd	527
65

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,791,783	*,e	Ezra Holdings Ltd	$125
171,242	*,e	Fairmount Santrol Holdings, Inc	402
186,411	*,e	Faroe Petroleum plc	149
570,037	*	FMC Technologies, Inc	16,537
2,683,306		Formosa Petrochemical Corp	6,418
152,841	*,e	Forum Energy Technologies, Inc	1,904
523,080	e	Frank’s International NV	8,730
28,960	*,e	Fred Olsen Energy ASA	113
238,609	e	Freehold Royalty Trust	1,873
632,749	e	Frontline Ltd	1,892
103,373		Frontline Ltd (Norway)	296
59,144	*,e	Fugro NV	970
446,114		Galp Energia SGPS S.A.	5,206
136,178	e	GasLog Ltd	1,130
245,059	*,e	Gastar Exploration, Inc	321
9,747,306		Gazprom OAO (ADR)	36,243
87,725		Gazpromneft OAO (ADR)	942
30,162		Gaztransport Et Technigaz S.A.	1,275
40,366	*,e	Gener8 Maritime, Inc	381
10,205,000	*,e	Genesis Energy Holdings Ltd	275
36,017	*,e	Geospace Technologies Corp	507
226,175	e	Gibson Energy, Inc	2,259
148,186	e	Golar LNG Ltd	2,340
60,000	*	Gran Tierra Energy, Inc	130
124,452		Great Eastern Shipping Co Ltd	692
96,129		Green Plains Renewable Energy, Inc	2,201
308,149	*	Grupa Lotos S.A.	2,120
123,852		GS Holdings Corp	5,307
131,044	*	Gujarat Mineral Development Corp Ltd	167
6,300		Gulf Island Fabrication, Inc	66
100,942	*,e	Gulfmark Offshore, Inc	471
160,222	*	Gulfport Energy Corp	3,937
254,021	*,e	Halcon Resources Corp	320
53,717	e	Hallador Petroleum Co	245
2,101,962		Halliburton Co	71,551
607		Hankook Shell Oil Co Ltd	244
262,409	*	Helix Energy Solutions Group, Inc	1,380
329,881	e	Helmerich & Payne, Inc	17,665
820,343		Hess Corp	39,770
40,381	e	Hoegh LNG Holdings Ltd	429
689,248		HollyFrontier Corp	27,494
2,107,000	*,e	Honghua Group Ltd	130
81,709	*,e	Hornbeck Offshore Services, Inc	812
109,878		Hunting plc	495
520,897		Husky Energy, Inc	5,387
107,594		Idemitsu Kosan Co Ltd	1,718
486,912		Imperial Oil Ltd	15,863
41,594	*,e	Independence Contract Drilling, Inc	210
1,051,200		Inner Mongolia Yitai Coal Co	954
1,439,502		Inpex Holdings, Inc	14,034
961,311	e	Inter Pipeline Ltd	15,430
66

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
756,168	*,e	ION Geophysical Corp	$380
18,932,307		IRPC PCL (Foreign)	2,245
2,440	*,e	Isramco, Inc	218
42,953		Itochu Enex Co Ltd	329
4,700	e	Japan Drilling Co Ltd	103
76,200		Japan Petroleum Exploration Co	2,047
1,227,338		John Wood Group plc	11,054
71,789	*,e	Jones Energy, Inc (Class A)	276
2,721,348		JX Holdings, Inc	11,422
182,220	*,e	Karoon Gas Australia Ltd	233
124,466	*,e	Kelt Exploration Ltd	381
267	*,e	Key Energy Services, Inc	0	^
457,889	e	Keyera Corp	13,323
3,866,377		Kinder Morgan, Inc	57,686
1,778,024	*	KNM Group BHD	210
62,441		Koninklijke Vopak NV	2,689
233,718	*	Kosmos Energy LLC	1,215
323,520	*,e	KrisEnergy Ltd	38
588,015	*,e	Laredo Petroleum Holdings, Inc	4,698
416,646	*,e	Liquefied Natural Gas Ltd	240
11,677		Lubelski Wegiel Bogdanka S.A.	99
1,032,433		LUKOIL PJSC (ADR)	33,421
295,443	*,e	Lundin Petroleum AB	4,263
982,596		Marathon Oil Corp	12,371
1,525,624		Marathon Petroleum Corp	79,088
1,771,947	*,e	Matador Resources Co	35,031
152,341	*	Matrix Service Co	3,129
888,346	*,e	McDermott International, Inc	2,976
812,277	*	MEG Energy Corp	4,708
115,747	*,e	Memorial Resource Development Corp	1,869
1,320,000	*	MIE Holdings Corp	178
115,300	e	Modec, Inc	1,604
62,999		MOL Hungarian Oil and Gas plc	3,073
196,309		Motor Oil Hellas Corinth Refineries S.A.	2,117
90,475	e	Mullen Group Ltd	916
342,441	e	Murphy Oil Corp	7,688
4,420,731		Nabors Industries Ltd	37,620
29,581	*	Naphtha Israel Petroleum Corp Ltd	145
524,384	e	National Oilwell Varco, Inc	17,562
32,556	*	Natural Gas Services Group, Inc	726
397,998	e	Navios Maritime Acq Corp	1,198
243,132		Neste Oil Oyj	7,256
1,810,000	e	New Zealand Oil & Gas Ltd	525
401,277		New Zealand Refining Co Ltd	1,029
48,892		Newalta, Inc	123
524,475	*,e	Newfield Exploration Co	17,077
16,270,000	e	Newocean Energy Holdings Ltd	6,338
215,909	*,e	Newpark Resources, Inc	1,140
553,000		Nippon Coke & Engineering Co Ltd	461
23,200		Nippon Gas Co Ltd	568
989,759	e	Noble Corp plc	10,442
583,997	e	Noble Energy, Inc	19,231
67

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
75,051	e	Nordic American Offshore Ltd	$396
225,869	e	Nordic American Tanker Shipping	3,510
18,417	*,e	North Atlantic Drilling Ltd	45
33,496		Northern Blizzard Resources, Inc	96
171,500	*,e	Northern Oil And Gas, Inc	662
223,449		NovaTek OAO (GDR)	18,404
133,112	*	NuVista Energy Ltd	392
468,426	*,e	Oasis Petroleum, Inc	3,452
3,541,703		Occidental Petroleum Corp	239,455
152,226		Ocean Yield ASA	1,175
441,257		Oceaneering International, Inc	16,556
1,104,602	*	Oil Refineries Ltd	437
2,236,188		Oil Search Ltd	10,884
187,714	*	Oil States International, Inc	5,115
129,183		OMV AG.	3,667
387,323		Oneok, Inc	9,551
626,444	*	Ophir Energy plc	904
712,009		Origin Energy Ltd	2,409
316,100		Pacc Offshore Services Holdings Ltd	67
79,818	*,e	Pacific Ethanol, Inc	382
1,332,641	*,e	Pacific Exploration and Production Corp	1,647
86,656	*	Painted Pony Petroleum Ltd	218
1,279,194	*,e	Paladin Resources Ltd	221
69,948	e	Panhandle Oil and Gas, Inc (Class A)	1,130
105,077	*	Par Petroleum Corp	2,473
55,636	*,e	Paramount Resources Ltd (Class A)	246
185,725	*	Parex Resources, Inc	1,364
731,232	*	Parker Drilling Co	1,331
215,371	e	Parkland Fuel Corp	3,625
1,942,934	*	Parsley Energy, Inc	35,847
166,919		Pason Systems, Inc	2,339
1,450,480	e	Patterson-UTI Energy, Inc	21,873
12,164		Paz Oil Co Ltd	1,911
218,988		PBF Energy, Inc	8,061
128,580	*,e	PDC Energy, Inc	6,864
56	e	Peabody Energy Corp	0	^
560,003	e	Pembina Pipeline Income Fund	12,202
537,269		Pengrowth Energy Trust	396
1,405,861	e	Penn West Energy Trust	1,189
140,129		Petrofac Ltd	1,644
5,133,299	*	Petroleo Brasileiro S.A.	10,980
7,820,482	*	Petroleo Brasileiro S.A. (Preference)	13,090
942,691	e	Petroleum Geo-Services ASA	3,852
991,859		Petronas Dagangan BHD	5,743
367,057	e	Peyto Exploration & Development Corp	6,597
37,814	*,e	PHI, Inc	621
1,102,690		Phillips 66	90,200
814,135	*,e	Pioneer Energy Services Corp	1,767
1,317,544		Pioneer Natural Resources Co	165,194
5,069,873		Polish Oil & Gas Co	6,617
610,348		Polski Koncern Naftowy Orlen S.A.	10,507
68

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
100,100	*,m	Poseidon Concepts Corp	$1
273,080	e	PrairieSky Royalty Ltd	4,326
559,000	e	Precision Drilling Trust	2,210
451,661	*	Premier Oil plc	323
204,944	e	ProSafe ASA	483
8,517,000	*	PT Energi Mega Persada Tbk	31
1,032,850	*	PT Golden Eagle Energy Tbk	13
1,496,200		PT Indo Tambangraya Megah	618
17,253,300	*	PT Sugih Energy Tbk	588
757,200		PT Tambang Batubara Bukit Asam Tbk	246
1,564,200		PTT Exploration & Production PCL (ADR)	2,480
2,948,684		PTT Exploration & Production PCL (Foreign)	4,676
1,715,619		PTT PCL (Foreign)	11,553
429,502	*	Qatar Gas Transport Co Ltd	2,750
439,900		QGEP Participacoes S.A.	644
366,313		Questar Market Resources, Inc	4,909
186,691	*	Raging River Exploration, Inc	1,129
504,997	e	Range Resources Corp	12,428
3,101,846		Reliance Industries Ltd	47,494
112,094	*	Renewable Energy Group, Inc	1,041
681,099		Repsol YPF S.A.	7,498
15,855	*,e	Rex Stores Corp	857
102,718	*,e	Rice Energy, Inc	1,120
30,303	*,e	RigNet, Inc	627
60,527	*,e	Ring Energy, Inc	427
2,663,374		Rosneft Oil Co (GDR)	9,284
876,239	e	Rowan Cos plc	14,852
6,844,449		Royal Dutch Shell plc (A Shares)	155,021
3,776,297		Royal Dutch Shell plc (B Shares)	86,065
1,256,807	e	RPC, Inc	15,019
4,218,179	*,e	RSP Permian, Inc	102,881
464,863	*,e	Saipem S.p.A.	3,757
161,000		San-Ai Oil Co Ltd	1,313
142,389	*,e	Sanchez Energy Corp	614
1,260,225	e	Santos Ltd	3,357
4,405,318		Sapurakencana Petroleum BHD	2,067
431,845	*	Saras S.p.A.	833
785,863		Sasol Ltd	21,217
159,034	*,e	SBM Offshore NV	2,009
3,679,208		Schlumberger Ltd	256,625
9,727	e	Schoeller-Bleckmann Oilfield Equipment AG.	534
790,947		Scorpio Tankers, Inc	6,343
53,425	*,e	SEACOR Holdings, Inc	2,808
332,853	*,e	Seadrill Ltd	1,128
366,010	*,e	Seadrill Ltd (Oslo Exchange)	1,264
118,978	e	Secure Energy Services, Inc	719
109,248		SemGroup Corp	3,153
50	*,m	Serval Integrated Energy Services	0
156,959	*	Seven Generations Energy Ltd	1,529
292,800	*	Shandong Molong Petroleum Machinery Co Ltd	118
411,742		Shanxi Guoxin Energy Corp Ltd	620
104,828		ShawCor Ltd	2,127
69

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
32,200		Shinko Plantech Co Ltd	$264
143,427	e	Ship Finance International Ltd	2,377
260,758	e	Showa Shell Sekiyu KK	2,128
1,258,100		Siamgas & Petrochemicals PCL (Foreign)	360
83,000		Sinanen Co Ltd	325
886,000	e	Sinopec Kantons Holdings Ltd	523
117,898	*	SK Energy Co Ltd	12,930
14,957		SK Gas Co Ltd	929
124,528	e	SM Energy Co	2,448
172,986		Soco International plc	374
61,602		S-Oil Corp	4,126
1,205,138	*,e	Southwestern Energy Co	8,569
218,039	*,e	Spartan Energy Corp	372
1,490,232		Spectra Energy Corp	35,676
5,781,502		Statoil ASA	80,633
514,679	e	Stobart Group Ltd	812
156,283	*,e	Stone Energy Corp	670
609,161	*,e	Subsea 7 S.A.	4,312
2,093,350		Suncor Energy, Inc	54,039
1,733,595		Superior Energy Services	23,352
267,352	e	Surge Energy, Inc	408
2,800,272		Surgutneftegaz (ADR)	12,988
284,500		Surgutneftegaz (ADR) (London)	1,297
285,636	*,e	Synergy Resources Corp	2,434
26,715	*	Tanker Investments Ltd	327
192,315	e	Targa Resources Investments, Inc	5,204
448,480		Tatneft PAO (ADR)	11,861
261,600		Technip S.A.	13,009
117,762	e	Tecnicas Reunidas S.A.	4,453
76,290	e	Teekay Corp	753
253,304		Teekay Tankers Ltd (Class A)	1,743
412,090		Tenaris S.A.	4,880
117,240	e	Tesco Corp	849
322,804		Tesoro Corp	34,014
112,978		Tethys Oil AB	767
417,967	*	Tetra Technologies, Inc	3,143
345,045	e	TGS Nopec Geophysical Co ASA	5,492
1,461,257		Thai Oil PCL (Foreign)	2,663
119,303	e	Tidewater, Inc	830
107,832		TMK OAO (GDR)	344
1,095,848		TonenGeneral Sekiyu KK	9,251
112,377	e	TORC Oil & Gas Ltd	418
22,239	*	Torm A.S.	316
61,392		Total Energy Services, Inc	602
4,394,577		Total S.A.	197,015
334,163	*	Tourmaline Oil Corp	5,398
84,000		Toyo Kanetsu K K	182
94,933	*,e	TransAtlantic Petroleum Ltd	132
1,937,796	e	TransCanada Corp	63,286
47,000		TransGlobe Energy Corp	85
483,292	e	Transocean Ltd	6,041
72,747	*	Trilogy Energy Corp	192
70

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
192,887	e	Trinidad Drilling Ltd	$296
1,494,202	*	Tullow Oil plc	3,660
746,850	*	Tupras Turkiye Petrol Rafine	17,813
384,818	*,e	Ultra Petroleum Corp	962
493,193		Ultrapar Participacoes S.A.	7,495
845,100		UMW Oil & Gas Corp BHD	210
238,505	*,e	Unit Corp	2,910
302,681	*,e	Uranium Energy Corp	321
138,648	e	US Silica Holdings Inc	2,597
1,537,627		Valero Energy Corp	108,726
637,298	e	Veresen, Inc	4,081
56,532	e	Vermilion Energy, Inc	1,537
8,740		VTTI Energy Partners LP	181
206,980	*,e	W&T Offshore, Inc	478
1,857,840		Wah Seong Corp BHD	412
3,395,574	*	Weatherford International Ltd	28,489
144,632		Western Energy Services Corp	406
325,617	e	Western Refining, Inc	11,598
783,835	e	Whitecap Resources, Inc	5,138
2,343,940	*,e	Whitehaven Coal Ltd	1,183
279,426	*	Whiting Petroleum Corp	2,638
1,780,468		Williams Cos, Inc	45,758
2,439,000	*,e	Wison Engineering Services Co Ltd	256
1,569,206		Woodside Petroleum Ltd	32,693
155,149		World Fuel Services Corp	5,967
207,421		WorleyParsons Ltd	696
1,465,269	*	WPX Energy, Inc	8,411
4,860,000	*,e	Yanchang Petroleum International Ltd	93
3,700,861	e	Yanzhou Coal Mining Co Ltd	1,716
199,239		YPF S.A. (ADR) (Class D)	3,132
1,848,000	*	Yuan Heng Gas Holdings Ltd	140
637,741	e	Z Energy Ltd	2,945
		TOTAL ENERGY	6,328,098

FOOD & STAPLES RETAILING - 1.9%
1,322,700		7-Eleven Malaysia Holdings BHD	474
434,026		Aeon Co Ltd	6,687
19,800		Ain Pharmaciez Inc	944
14,863	*	Al Meera Consumer Goods Co	896
1,153,324		Alimentation Couche Tard, Inc	50,769
843,476		Almacenes Exito S.A.	3,587
71,424		Andersons, Inc	2,259
111,479		Arcs Co Ltd	2,457
319,890		Axfood AB	5,541
12,200		Axial Retailing, Inc	410
7,200		Belc Co Ltd	263
44,223		BGF retail Co Ltd	6,402
252,392		BIM Birlesik Magazalar AS	4,443
27,122		Bizim Toptan Satis Magazalari AS	119
3,378,373		Booker Group plc	9,016
525,129		Carrefour S.A.	15,155
95,496		Casey’s General Stores, Inc	11,502
71

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
133,333	e	Casino Guichard Perrachon S.A.	$6,125
59,900		Cawachi Ltd	1,168
4,039,571		Centros Comerciales Sudamericanos S.A.	8,067
47,299	*,e	Chefs’ Warehouse Holdings, Inc	789
1,573,081		China Resources Enterprise	3,356
312,041		Cia Brasileira de Distribuicao Grupo Pao de Acucar	3,286
24,658		CJ Freshway Corp	1,738
431,998		Clicks Group Ltd	2,487
54,160		Cocokara Fine Holdings, Inc	2,431
39,437		Colruyt S.A.	2,029
514,412		Controladora Comercial Mexicana S.A. de C.V.	1,412
7,227,800		Cosco Capital, Inc	1,259
7,800	e	Cosmos Pharmaceutical Corp	1,230
1,415,912		Costco Wholesale Corp	228,670
1,488,000		CP Seven Eleven PCL (ADR)	1,616
7,200,909		CP Seven Eleven PCL (Foreign)	7,819
118,500		Create SD Holdings Co Ltd	2,900
4,026,885		CVS Health Corp	393,709
5,000		Daikokutenbussaan Co Ltd	188
297,397		Delhaize Group	28,945
3,059,717	e	Distribuidora Internacional de Alimentacion S.A.	18,046
35,929		Dongsuh Co, Inc	949
37,025		E-Mart Co Ltd	5,941
198,151		Empire Co Ltd	3,686
190,819		Eurocash S.A.	2,352
187,391		FamilyMart Co Ltd	8,720
126,332	*,e	Fresh Market, Inc	2,959
61,708		George Weston Ltd	4,769
286,894		Greggs plc	5,562
20,600		Growell Holdings Co Ltd	1,142
298,713	e	Grupo Comercial Chedraui S.a. DE C.V.	796
22,193		GS Retail Co Ltd	1,011
58,400		Heiwado Co Ltd	1,282
29,447	*	Hyundai C&F, Inc	771
42,348		Hyundai Greenfood Co Ltd	890
400,266	e	ICA Gruppen AB	14,536
3,032	*	Indiabulls Wholesale Service	0	^
35,465		Ingles Markets, Inc (Class A)	1,563
8,300		Itochu-Shokuhin Co Ltd	287
3,437,499	e	J Sainsbury plc	13,091
96,362		Jean Coutu Group PJC, Inc	1,247
795,370		Jeronimo Martins SGPS S.A.	10,350
18,200		Kato Sangyo Co Ltd	421
169,220		Kesko Oyj (B Shares)	5,931
33,700	e	Kobe Bussan Co Ltd	1,068
2,075,102		Koninklijke Ahold NV	43,771
4,398,976		Kroger Co	184,009
13,900		Kusuri No Aoki Co Ltd	678
393,014		Lawson, Inc	31,901
55,000	*	Lenta Ltd (ADR)	373
1,723,000	*,e	Lianhua Supermarket Holdings Co Ltd	747
47,500	e	Life Corp	1,173
72

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
233,221	e	Loblaw Cos Ltd	$11,013
430,308		Magnit OAO (GDR)	17,303
62,093	e	Majestic Wine plc	275
98,467		MARR S.p.A.	2,034
119,093	e	Massmart Holdings Ltd	771
53,300		Matsumotokiyoshi Holdings Co Ltd	2,720
3,545,232	e	Metcash Ltd	4,139
353,874		Metro AG.	11,273
550,146		Metro, Inc	15,403
34,778	*	Migros Ticaret AS	208
11,500		Ministop Co Ltd	223
23,002	*,e	Natural Grocers by Vitamin C	469
39,900	e	Nihon Chouzai Co Ltd	1,577
158,969		North West Co Fund	3,294
38,000		Okuwa Co Ltd	350
235,000	e	Olam International Ltd	301
37,734	*,e	Performance Food Group Co	873
414,726		Pick’n Pay Holdings Ltd	746
266,758	e	Pick’n Pay Stores Ltd	1,120
670,980		President Chain Store Corp	4,188
48,323		Pricesmart, Inc	4,010
1,124,500		PT Matahari Putra Prima Tbk	148
22,000,000	*	PT Modern Internasional Tbk	239
64,300		Qol Co Ltd	905
238,653		Raia Drogasil S.A.	2,135
19,151	e	Rallye S.A.	298
5,268		Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	242
2,705,246	*	Rite Aid Corp	21,209
2,995,240		Robinsons Retail Holdings, Inc	4,013
39,879		Ryoshoku Ltd	980
13,900		San-A Co Ltd	624
954,697		Seven & I Holdings Co Ltd	43,710
877,200	e	Sheng Siong Group Ltd	519
1,140,850		Shoprite Holdings Ltd	10,572
191,547	*	Shufersal Ltd	594
120,705	*	Smart & Final Stores, Inc	2,198
8,300	*	Sogo Medical Co Ltd	306
1,302,227		Sonae SPGS S.A.	1,480
406,905		Spar Group Ltd	4,841
168,139		Spartan Stores, Inc	3,639
1,700,972	*,e	Sprouts Farmers Market, Inc	45,229
33,000		Sugi Pharmacy Co Ltd	1,821
7,302,883	e	Sun Art Retail Group Ltd	5,495
55,300		Sundrug Co Ltd	3,556
1,717,210	*	Supervalu, Inc	11,643
1,404,699		Sysco Corp	57,593
560,000		Taiwan TEA Corp	251
19,548,456	*	Tesco plc	42,953
71,876		Tsuruha Holdings, Inc	6,228
159,964	*	United Natural Foods, Inc	6,296
134,200		United Super Markets Holdings, Inc	1,144
217,500		UNY Co Ltd	1,367
73

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
104,100		Valor Co Ltd	$2,455
16,965		Village Super Market (Class A)	447
2,384,835		Walgreens Boots Alliance, Inc	203,081
9,456,496		Wal-Mart de Mexico SAB de C.V.	23,863
4,434,876		Wal-Mart Stores, Inc	271,858
42,532		Weis Markets, Inc	1,884
1,355,649		Wesfarmers Ltd	40,870
736,689		Whole Foods Market, Inc	24,679
3,075,400	e	WM Morrison Supermarkets plc	6,701
1,515,190		Woolworths Ltd	26,883
521,999	*,m	Wumart Stores, Inc	416
252,767	*	X 5 Retail Group NV (GDR)	4,790
37,600		Yaoko Co Ltd	1,578
110,700		Yokohama Reito Co Ltd	969
		TOTAL FOOD & STAPLES RETAILING	2,165,162

FOOD, BEVERAGE & TOBACCO - 5.3%
25,634		AarhusKarlshamn AB	1,899
28,026	*	Advanta Ltd	188
47,569		AGT Food & Ingredients, Inc	1,169
298,626		Agthia Group PJSC	624
955,885		Ajinomoto Co, Inc	22,631
8,838	e	Alico, Inc	342
6,469,486		Altria Group, Inc	376,589
8,702,708		AMBEV S.A.	39,104
35,409	*,e	Amplify Snack Brands, Inc	408
37,956		Amsterdam Commodities NV	957
235,102		Anadolu Efes Biracilik Ve Malt Sanayii AS	1,523
1,017,888		Anheuser-Busch InBev NV	126,673
2,974	*,m	Anheuser-Busch InBev NV (Strip VVPR)	0
346,100		Anhui Gujing Distillery Co Ltd	1,225
5,429	*,e	Arcadia Biosciences, Inc	17
1,197,746		Archer Daniels Midland Co	43,933
17,800		Ariake Japan Co Ltd	985
50,189		Aryzta AG.	2,539
296,744		Asahi Breweries Ltd	9,289
1,949,149		Associated British Foods plc	95,912
115,753		Astral Foods Ltd	868
9,408		Atria Group plc	92
226,103		Austevoll Seafood ASA	1,373
326,210	*,e	Australian Agricultural Co Ltd	318
663,788		AVI Ltd	3,317
154,169	e	B&G Foods, Inc (Class A)	5,399
143,811		Bakkafrost P	4,237
2,209	e	Barry Callebaut AG.	2,399
99,400	e	Bega Cheese Ltd	534
90,919		Bellamy’s Australia Ltd	899
83,244	*	Belvedere S.A.	1,827
5,396		Binggrae Co Ltd	314
186,799	e	Biostime Internatonal Holdings Ltd	383
753,897	*,e	Blue Buffalo Pet Products, Inc	14,105
11,117		Bonduelle S.C.A.	278
74

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
22,626	*,e	Boston Beer Co, Inc (Class A)	$4,568
140,180	*	Boulder Brands, Inc	1,539
540,700		Boustead Plantations BHD	188
775,548		BRF S.A.	10,818
281,848		British American Tobacco Malaysia BHD	3,676
3,851,785		British American Tobacco plc	213,905
5,550,807		Britvic plc	59,473
45,780	e	Brown-Forman Corp	5,041
229,342		Brown-Forman Corp (Class B)	22,769
305,300	e	Bumitama Agri Ltd	152
686,647		Bunge Ltd	46,884
305,161		C&C Group plc	1,229
36,558	e	Calavo Growers, Inc	1,791
103,874		Calbee, Inc	4,387
77,983	e	Cal-Maine Foods, Inc	3,614
602,873	e	Campbell Soup Co	31,681
222,200		Carabao Group PCL	212
39,907		Carlsberg AS (Class B)	3,535
273,800		Carlsberg Brewery-Malay BHD	745
162,152	*,e	Castle Brands, Inc	199
29,986	*	CCL Products India Ltd	98
2,524,300		Century Pacific Food, Inc	884
651,000		Changshouhua Food Co Ltd	405
2,939,800		Charoen Pokphand Foods PCL	1,485
2,712,820	*,e	China Agri-Industries Holdings Ltd	925
7,499,296	e	China Huishan Dairy Holdings Co Ltd	2,868
770,500	*	China Huiyuan Juice Group Ltd	351
3,546,720		China Mengniu Dairy Co Ltd	5,758
2,146,000	e	China Modern Dairy Holdings	554
40,798	*	China Ocean Resources Co Ltd	139
1,442,000	*,e	China Yurun Food Group Ltd	305
341,105		Cia Cervecerias Unidas S.A.	3,774
9,450		CJ CheilJedang Corp	3,023
20,829		Clearwater Seafoods, Inc	180
193,682	*	Cloetta AB	640
280,276		Clover Industries Ltd	308
612,943		Coca-Cola Amatil Ltd	4,133
11,081		Coca-Cola Bottling Co Consolidated	2,022
297,698	e	Coca-Cola Central Japan Co Ltd	4,794
13,102,744		Coca-Cola Co	562,894
380,882		Coca-Cola Embonor S.A.	548
652,100		Coca-Cola Enterprises, Inc	32,109
933,420		Coca-Cola Femsa S.A. de C.V.	6,710
92,960	e	Coca-Cola Femsa SAB de C.V. (ADR)	6,583
288,902		Coca-Cola HBC AG.	6,152
405,487		Coca-Cola Icecek AS	5,164
269,400		Coca-Cola West Japan Co Ltd	5,453
862,000	*	Cofco International Ltd	378
1,656,117		ConAgra Foods, Inc	69,822
546,650		Constellation Brands, Inc (Class A)	77,865
162,650		Corbion NV	3,938
12,733		Corby Spirit and Wine Ltd	173
75

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
221,560	*	Costa Group Holdings Ltd	$438
95,241		Cott Corp	1,049
25,297	*,e	Craft Brewers Alliance, Inc	212
649		Crown Confectionery Co Ltd	298
2,921		Dae Han Flour Mills Co Ltd	457
43,066		Daesang Corp	1,185
119,710		Dairy Crest Group plc	1,198
747,052	*	Darling International, Inc	7,859
3,011,422		Davide Campari-Milano S.p.A.	26,036
471,041	e	Dean Foods Co	8,078
313,945	*,e	Deoleo S.A.	78
213,973		Devro plc	915
4,012,927		Diageo plc	109,584
56,173		Diageo plc (ADR)	6,127
66,780	*	Diamond Foods, Inc	2,574
1,093		Dongwon F&B Co Ltd	364
1,371		Dongwon Industries Co Ltd	308
820,108		Dr Pepper Snapple Group, Inc	76,434
7,200		Dydo Drinco, Inc	335
1,214,000	*,e,m	Dynasty Fine Wines Group Ltd	2
36,601		Easy Bio, Inc	176
98,857	e	Ebro Puleva S.A.	1,945
349,537		Embotelladora Andina S.A.	1,039
1,734,533		Embotelladoras Arca SAB de C.V.	10,535
5,030		Emmi AG.	2,261
42,800		Ezaki Glico Co Ltd	2,312
34,962	*	Farmer Bros Co	1,128
10,826	*	Farmsco	150
6,442,499		Felda Global Ventures Holdings BHD	2,554
193,104		Fevertree Drinks plc	1,706
2,268,100	e	First Resources Ltd	3,064
660,754		Flowers Foods, Inc	14,200
3,104,230	e	Fomento Economico Mexicano S.A. de C.V.	29,112
133,250	e	Fonterra Shareholders’ Fund	545
81,153	e	Fresh Del Monte Produce, Inc	3,155
56,902	*,e	Freshpet, Inc	483
58,473		Fuji Oil Co Ltd	950
15,232		Fujicco Co Ltd	266
95,000	*,e	Fujiya Co Ltd	152
1,739,100		General Mills, Inc	100,277
229,314		Genting Plantations BHD	566
1,877,700		GFPT PCL (Foreign)	514
155,876		Glanbia plc	2,870
10,552		GlaxoSmithKline Consumer Healthcare Ltd	1,022
13,453,754		Golden Agri-Resources Ltd	3,214
159,010	e	GrainCorp Ltd-A	993
1,379,272		Great Wall Enterprise Co	867
403,695		Greencore Group plc	2,106
970,936		Groupe Danone	65,610
923,400		Gruma SAB de C.V.	12,953
2,739,543	*	Grupo Bimbo S.A. de C.V. (Series A)	7,304
697,145		Grupo Herdez SAB de C.V.	1,811
76

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
674,200		Grupo Lala SAB de C.V.	$1,568
289,135	*	Hain Celestial Group, Inc	11,678
27,493	*	Harim & Co Ltd	97
117,350		Heineken Holding NV	9,034
922,582		Heineken NV	78,620
284,185		Hershey Co	25,369
267,500		Hey Song Corp	255
37,608		High Liner Foods, Inc	423
30,090		Hite Holdings Co Ltd	346
71,853		HKScan Oyj	297
17,400		Hokuto Corp	335
943,000	g	Honworld Group Ltd	726
450,542		Hormel Foods Corp	35,629
49,052	e	House Foods Corp	968
477,200		Ichitan Group PCL	162
652,935		Illovo Sugar Ltd	714
64,060,000	e	Imperial Pacific International Holdings Ltd	1,393
1,015,072		Imperial Tobacco Group plc	53,614
378,978	e	Indofood Agri Resources Ltd	131
2,737,577		Indofood CBP Sukses Makmur Tbk	2,648
545,600		Industrias Bachoco SAB de C.V.	2,220
472,484	e	Ingredion, Inc	45,283
49,445	*,e	Inventure Foods, Inc	351
3,430,083		IOI Corp BHD	3,552
3,761,499		ITC Ltd	18,600
71,800	e	Ito En Ltd	1,847
465,000	e	Itoham Foods, Inc	2,694
64,957		J&J Snack Foods Corp	7,579
175,049		J.M. Smucker Co	21,591
2,372,777		Japan Tobacco, Inc	87,114
306,600	*	Japfa Ltd	101
1,689,393		JBS S.A.	5,243
64,327		Jinro Ltd	1,279
42,255		John B. Sanfilippo & Son, Inc	2,283
99,000		J-Oil Mills, Inc	287
630,238		Juhayna Food Industries	642
64,873	e	Kagome Co Ltd	1,135
9,700		Kameda Seika Co Ltd	414
630,900		Kaset Thai International Sugar Corp PCL	140
28,817		Kaveri Seed Co Ltd	152
636,212		Kellogg Co	45,979
618,353	e	Kerry Group plc (Class A)	51,162
257,852	e	Keurig Green Mountain, Inc	23,202
15,000	e	KEY Coffee, Inc	239
2,357,000		Khon Kaen Sugar Industry PCL	267
157,671		Kikkoman Corp	5,463
770,690		Kirin Brewery Co Ltd	10,464
203,149		Koninklijke Wessanen NV	2,062
2,613,420		Kraft Heinz Co	190,152
43,621		KRBL Ltd	150
228,840		KT&G Corp	20,336
923,095		Kuala Lumpur Kepong BHD	4,910
77

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
403,000		Kulim Malaysia BHD	$354
2,787	e	KWS Saat AG.	839
84,132		La Doria S.p.A	1,191
104,805		Lancaster Colony Corp	12,101
121,439	e	Lance, Inc	4,165
68,422	*,e	Landec Corp	809
79,615		Leroy Seafood Group ASA	2,959
2,620,000	*,e	Leyou Technologies Holdings Ltd	252
466,666		Lien Hwa Industrial Corp	269
14,432	*	Lifeway Foods, Inc	160
32,766	e	Limoneira Co	490
268		Lindt & Spruengli AG.	1,674
34		Lindt & Spruengli AG. (Registered)	2,533
353		Lotte Chilsung Beverage Co Ltd	668
707		Lotte Confectionery Co Ltd	1,371
2,667		Lotte Samkang Co Ltd	2,143
38,146		M Dias Branco S.A.	641
34,206		Maeil Dairy Industry Co Ltd	1,281
85,824	e	Maple Leaf Foods, Inc	1,474
255,600	*	Marfrig Global Foods S.A.	409
245,000		Marudai Food Co Ltd	944
36,600		Maruha Nichiro Corp	646
292,031	e	McCormick & Co, Inc	24,986
72,096	*	McLeod Russel India Ltd	189
361,721		Mead Johnson Nutrition Co	28,558
187,700		Megmilk Snow Brand Co Ltd	4,827
234,200		MEIJI Holdings Co Ltd	19,345
22,869		Mgp Ingredients, Inc	593
173,500	*	Minerva S.A.	582
293,000		Mitsui Sugar Co Ltd	1,319
679,748		Molson Coors Brewing Co (Class B)	63,842
6,633,054		Mondelez International, Inc	297,426
1,328,680	*	Monster Beverage Corp	197,920
164,302		Morinaga & Co Ltd	864
822,000		Morinaga Milk Industry Co Ltd	3,745
13,988	*	Muhak Co Ltd	453
772,000		Namchow Chemical Industrial Ltd	1,590
1,323		Namyang Dairy Products Co Ltd	833
71,697	*,e	National Beverage Corp	3,258
5,594	*,e	Naturex	434
39,215		Nestle India Ltd	3,447
4,673,542		Nestle S.A.	346,941
589,000		Nichirei Corp	4,340
232,000		Nippon Beet Sugar Manufacturing Co Ltd	390
109,000		Nippon Flour Mills Co Ltd	782
417,705		Nippon Meat Packers, Inc	8,187
695,066		Nippon Suisan Kaisha Ltd	3,890
372,000		Nisshin Oillio Group Ltd	1,515
143,807		Nisshin Seifun Group, Inc	2,349
21,273		Nissin Food Products Co Ltd	1,129
2,905		Nong Shim Co Ltd	1,085
1,740		Nong Shim Holdings Co Ltd	227
78

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
6,267		Nong Woo Bio Co Ltd	$116
98,524	e	Oceana Group Ltd	745
76,294	*	Omega Protein Corp	1,694
214,200	e	Organizacion Cultiba SAB de C.V.	291
341,278		Origin Enterprises plc	2,800
4,064		Orion Corp	4,014
305,978		Orkla ASA	2,414
28,828		Osem Investments Ltd	494
2,088		Ottogi Corp	2,164
320,339		PAN Fish ASA	4,310
5,042,837		PepsiCo, Inc	503,880
1,399,000		Pepsi-Cola Products Philippine	109
78,873		Pernod-Ricard S.A.	8,995
72,987	*,m	Pescanova S.A.	1
868,500	e	Petra Foods Ltd	1,285
1,349		Philip Morris CR	651
4,655,976		Philip Morris International, Inc	409,307
516,386	e	Pilgrim’s Pride Corp	11,407
37,347		Pinar SUT Mamulleri Sanayii AS	210
2,063,617		Pinnacle Foods, Inc	87,621
111,608		Pioneer Foods Ltd	1,145
749,369	*,e	Post Holdings, Inc	46,236
852,290		PPB Group BHD	3,147
737,562	*	Premier Foods plc	427
60,808		Premium Brands Holdings Corp	1,678
509,000		Prima Meat Packers Ltd	1,368
375,715		PT Astra Agro Lestari Tbk	428
5,692,200	m	PT Austindo Nusantara Jaya	665
1,389,600		PT Bisi International	135
10,826,700	*	PT BW Plantation Tbk	108
8,126,510		PT Charoen Pokphand Indonesia Tbk	1,514
1,636,068		PT Gudang Garam Tbk	6,493
489,400		PT Hanjaya Mandala Sampoerna Tbk	3,331
17,743,831		PT Indofood Sukses Makmur Tbk	6,605
4,830,100	*	PT Japfa Comfeed Indonesia Tbk	221
1,411,300		PT Nippon Indosari Corpindo Tbk	129
11,886,300		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,126
8,323,600		PT Salim Ivomas Pratama Tbk	200
1,837,800		PT Sawit Sumbermas Sarana Tbk	259
4,905	*	Pulmuone Co Ltd	772
86,400	e	Q.P. Corp	2,134
218,419		QAF Ltd	163
837,150		QL Resources BHD	835
38,769	*,g	Refresco Gerber NV	668
11,639	e	Remy Cointreau S.A.	834
2,740,011		Reynolds American, Inc	126,452
9,400,000		RFM Corp	789
111,538	*	Rhodes Food Group Pty Ltd	169
157,408	e	Rogers Sugar, Inc	482
111,854		Royal Unibrew A.S.	4,546
9,800	e	S Foods, Inc	172
1,219,541		SABMiller plc	72,958
79

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,782	*	Sajo Industries Co Ltd	$102
25,255		Sakata Seed Corp	597
185,108		Salmar ASA	3,230
2,110		Samlip General Foods Co Ltd	493
5,363		Samyang Corp	470
597	m	Samyang Genex Co Ltd	113
18,362		Samyang Holdings Corp	2,452
55,035	e	Sanderson Farms, Inc	4,266
180,800		Sao Martinho S.A.	2,088
1,416,000	e	Sapporo Holdings Ltd	6,216
353,604		Saputo, Inc	8,459
109,319		Scandi Standard AB	703
34,233		Schouw & Co	1,921
817	*	Seaboard Corp	2,365
311,258		Select Harvests Ltd	1,917
27,970	*	Seneca Foods Corp	811
270,200	*	Shandong Zhonglu Oceanic Fisheries Co Ltd	321
341,400	*	Shanghai Dajiang Group	271
1,292,000		Shenguan Holdings Group Ltd	188
176,000		Showa Sangyo Co Ltd	672
5,310		Silla Co Ltd	74
130,600		SLC Agricola S.A.	542
1,180,182		Standard Foods Corp	2,937
264,324		Stock Spirits Group plc	544
37,272		Strauss Group Ltd	555
82,043		Suedzucker AG.	1,626
245,683		Suntory Beverage & Food Ltd	10,755
395,400		Super Coffeemix Manufacturing Ltd	233
219,343		Swedish Match AB	7,751
53,507	*,e	Synutra International, Inc	252
141,800		Takara Holdings, Inc	1,078
121,453		Tassal Group Ltd	414
548,923		Tata Tea Ltd	1,208
578,930		Tate & Lyle plc	5,099
594,900		TDM BHD	96
2,143,000	e	Tenwow International Holdings Ltd	700
1,577,200		Thai Union Group PCL	749
1,723,400		Thai Vegetable Oil PCL	1,069
1,522,000	e	Tibet 5100 Water Resources Holdings Ltd	569
1,751,300		Tiga Pilar Sejahtera Food Tbk	153
431,807	e	Tiger Brands Ltd	8,845
2,444,542		Tingyi Cayman Islands Holding Corp	3,473
202,900	*	TIPCO Foods PCL	98
106,685		Tongaat Hulett Ltd	642
43,032	e	Tootsie Roll Industries, Inc	1,359
127,046		Toyo Suisan Kaisha Ltd	4,428
583,074		Treasury Wine Estates Ltd	3,501
106,626	*	TreeHouse Foods, Inc	8,366
9,920		TS Corp	170
532,150		TSH Resources BHD	243
485,086	e	Tsingtao Brewery Co Ltd	2,185
141,000		Ttet Union Corp	321
80

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,878,126		Tyson Foods, Inc (Class A)	$100,160
170,945		Ulker Biskuvi Sanayi AS	1,032
963,000	e	Uni-President China Holdings Ltd	738
7,522,260		Uni-President Enterprises Corp	12,539
71,762		United Breweries Ltd	1,025
98,921	*	United Spirits Ltd	4,467
55,947	e	Universal Corp	3,138
1,569,805		Universal Robina	6,195
212,136	e	Vector Group Ltd	5,004
7,598	e	Vilmorin & Cie	547
360,257		Vina Concha y Toro S.A.	540
70,000,000		Vina San Pedro Tarapaca S.A.	621
41,451		Viscofan S.A.	2,500
7,438,024	e	Want Want China Holdings Ltd	5,520
37,200		Warabeya Nichiyo Co Ltd	705
296,000	*	Wei Chuan Food Corp	157
6,446,500	*,g	WH Group Ltd	3,588
973,378	*	WhiteWave Foods Co (Class A)	37,874
4,254,967		Wilmar International Ltd	8,779
18,831		Yakult Honsha Co Ltd	922
244,735		Yamazaki Baking Co Ltd	5,503
7,000		Yonekyu Corp	147
2,899,000	*,e	YuanShengTai Dairy Farm Ltd	231
8,507		Zydus Wellness Ltd	111
		TOTAL FOOD, BEVERAGE & TOBACCO	5,990,311

HEALTH CARE EQUIPMENT & SERVICES - 4.0%
21,394	*,e	AAC Holdings, Inc	408
58,483		Abaxis, Inc	3,256
4,709,620		Abbott Laboratories	211,509
141,065	*	Abiomed, Inc	12,735
242,768	*	Acadia Healthcare Co, Inc	15,163
193,732	*,e	Accuray, Inc	1,308
92,907		Aceto Corp	2,507
42,180	*	Addus HomeCare Corp	982
15,379	*,e	Adeptus Health, Inc	838
451,879		Advanced Medical Solutions Group plc	1,207
1,271,082		Aetna Inc	137,429
951,941	*	AGFA-Gevaert NV	5,421
62,626	*,m	AGFA-Gevaert NV Brussels (Strip VVPR)	0
99,596	*,e	Air Methods Corp	4,176
168,155		Al Noor Hospitals Group plc	2,743
631,634		Alfresa Holdings Corp	12,475
267,813	*	Align Technology, Inc	17,636
21,485	*	Alliance HealthCare Services, Inc	197
718,575	*	Allscripts Healthcare Solutions, Inc	11,052
23,499	*	Almost Family, Inc	898
30,222	e	Ambu A.S.	920
133,010	*	Amedisys, Inc	5,230
843,455		AmerisourceBergen Corp	87,475
216,691	*	AMN Healthcare Services, Inc	6,728
315,287	e	Amplifon S.p.A.	2,731
81

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
181,102	*,e	Amsurg Corp	$13,764
44,558		Analogic Corp	3,681
65,740	*	Angiodynamics, Inc	798
38,180	*,e	Anika Therapeutics, Inc	1,457
284,189		Ansell Ltd	4,404
348,969	*,e	Antares Pharma, Inc	422
708,542		Anthem, Inc	98,799
215,698		Apollo Hospitals Enterprise Ltd	4,769
11,700		As One Corp	448
80,800		Asahi Intecc Co Ltd	3,713
97,085	*,e	athenahealth, Inc	15,628
69,818	*	AtriCure, Inc	1,567
5,542		Atrion Corp	2,113
1,052,122		Australian Pharmaceutical Industries Ltd	1,474
1,551,850		Bangkok Chain Hospital PCL	389
4,306,200		Bangkok Dusit Medical Services PCL	2,661
272,434		Bard (C.R.), Inc	51,610
1,709,342		Baxter International, Inc	65,211
359,277		Becton Dickinson & Co	55,361
185,251	*,e	BioScrip, Inc	324
1,133,800	*,e	Biosensors International Group Ltd	646
66,878	*	BioTelemetry, Inc	781
26,800		BML, Inc	803
5,462,522	*	Boston Scientific Corp	100,729
264,167	*	Brookdale Senior Living, Inc	4,877
719,700		Bumrungrad Hospital PCL (Foreign)	4,202
454,275		Bupa Chile S.A.	364
115,227		Cantel Medical Corp	7,160
42,910	*,g	Capio AB	292
71,823	*	Capital Senior Living Corp	1,498
879,619		Cardinal Health, Inc	78,524
79,697	*,e	Cardiovascular Systems, Inc	1,205
28,247		Carl Zeiss Meditec AG.	875
2,922	*,e	Carmat	130
93,901	*,e	Castlight Health, Inc	401
10,700	*	Cegedim S.A.	372
17,360		Celesio AG.	472
889,098	*	Centene Corp	58,512
912,917	*	Cerner Corp	54,930
245,768	*,e	Cerus Corp	1,553
38,184	*	CHA Bio & Diostech Co Ltd	457
262,204		Chartwell Retirement Residences	2,407
92,147		CHC Healthcare Group	166
42,997	e	Chemed Corp	6,441
976,500	*	China NT Pharma Group Co Ltd	316
457,000	e	China Pioneer Pharma Holdings Ltd	165
19,904,900		Chularat Hospital PCL	1,466
817,867		Cigna Corp	119,678
58,218	*	Civitas Solutions, Inc	1,676
105,624		Cochlear Ltd	7,309
44,442		Coloplast AS	3,588
148,059	*	Community Health Systems, Inc	3,928
82

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
23,640	e	CompuGroup Medical AG.	$865
28,510	e	Computer Programs & Systems, Inc	1,418
25,647	*,e	ConforMIS, Inc	443
75,035		Conmed Corp	3,305
18,684	*,e	Connecture, Inc	67
25,400		Consort Medical plc	433
69,970		Cooper Cos, Inc	9,390
900,000	e	Cordlife Group Ltd	921
55,542	*,e	Corindus Vascular Robotics, Inc	178
46,242	*	Corvel Corp	2,031
290,090	*	Cross Country Healthcare, Inc	4,755
83,627		CryoLife, Inc	902
36,803	*	Cutera, Inc	471
182,760		CVS Group plc	2,223
90,200	*,e	CYBERDYNE, Inc	1,520
68,086	*	Cynosure, Inc (Class A)	3,041
50,000	e	Daiken Medical Co Ltd	426
427,629	*	DaVita, Inc	29,810
361,106		Dentsply International, Inc	21,973
296,238	*	DexCom, Inc	24,262
78,620		DiaSorin S.p.A.	4,129
10,957	*	DIO Corp	277
90,519	*,e	Diplomat Pharmacy, Inc	3,098
25,335		Draegerwerk AG.	1,877
6,726		Draegerwerk AG. & Co KGaA	441
1,261,564	*	Edwards Lifesciences Corp	99,638
13,300		Eiken Chemical Co Ltd	245
441,898	e	Elekta AB (B Shares)	3,755
13,694	*,e	EndoChoice Holdings, Inc	114
165,597	*,e	Endologix, Inc	1,639
137,860		Ensign Group, Inc	3,120
14,796	*,e	Entellus Medical, Inc	249
487,927	*	Envision Healthcare Holdings, Inc	12,671
568,183		Essilor International S.A.	70,816
1,280,346		Estia Health Ltd	6,761
30,511	*,e	Evolent Health, Inc	370
26,568	*	Exactech, Inc	482
103,460	*	ExamWorks Group, Inc	2,752
3,383,281	*	Express Scripts Holding Co	295,733
240,943	e	Extendicare, Inc	1,680
818,326	e	Fagron NV	6,257
1,070,813		Fisher & Paykel Healthcare Corp	6,510
233,325	*	Five Star Quality Care, Inc	742
135,800		Fleury S.A.	549
101,442	*	Fortis Healthcare Ltd	275
265,181		Fresenius Medical Care AG.	22,284
602,618		Fresenius SE	42,926
18,800		Fukuda Denshi Co Ltd	1,028
5,980		Galenica AG.	9,356
96,018	*	Genesis Health Care, Inc	333
109,739	*,e	GenMark Diagnostics, Inc	852
295,916		Getinge AB (B Shares)	7,752
83

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
42,000		Ginko International Co Ltd	$553
30,883	*,e	Glaukos Corp	763
168,767	*,e	Globus Medical, Inc	4,695
284,937		GN Store Nord	5,171
7,584,203	e	Golden Meditech Holdings Ltd	1,218
68,700	*	Greatbatch, Inc	3,607
36,600		Green Hospital Supply, Inc	906
68,905	e	Greencross Ltd	335
12,655		Guerbet	891
151,845	*	Haemonetics Corp	4,896
115,205	*	Halyard Health, Inc	3,849
88,021	*	Hanger Orthopedic Group, Inc	1,448
700,000	*,e,g	Harmonicare Medical Holdings Ltd	622
296,200		Hartalega Holdings BHD	410
1,489,766	*	HCA Holdings, Inc	100,753
361,679	*	Health Net, Inc	24,761
89,402	*	HealthEquity, Inc	2,241
1,609,548		Healthscope Ltd	3,102
393,918	e	Healthsouth Corp	13,712
63,817	*	HealthStream, Inc	1,404
76,961	*,e	Healthways, Inc	991
62,585	*,e	HeartWare International, Inc	3,154
167,092	*,e	Henry Schein, Inc	26,432
68,276	e	Hill-Rom Holdings, Inc	3,281
305,974	*	HMS Holdings Corp	3,776
11,200		Hogy Medical Co Ltd	564
1,547,509	*	Hologic, Inc	59,873
265,336		Hoya Corp	10,850
331,574		Humana, Inc	59,189
67,659	*	ICU Medical, Inc	7,631
204,284	*,e	Idexx Laboratories, Inc	14,896
3,838,995		IHH Healthcare BHD	5,883
112,200	*	iKang Healthcare Group, Inc (ADR)	2,293
41,937	*,e	Imprivata, Inc	474
463,850	*	IMS Health Holdings, Inc	11,814
9,636		InBody Co Ltd	471
87,957	*	Inogen Inc	3,526
480,594	*,e	Inovalon Holdings, Inc	8,170
176,300	*	Insulet Corp	6,666
144,263	*	Integra LifeSciences Holdings Corp	9,778
6,773		Interojo Co Ltd	218
146,432	*	Intuitive Surgical, Inc	79,975
83,094		Invacare Corp	1,445
182,498	*	Inverness Medical Innovations, Inc	7,134
67,785	*,e	InVivo Therapeutics Holdings Corp	488
74,353		Ion Beam Applications	2,735
12,510	*,e	iRadimed Corp	351
58,429		i-SENS Inc	1,684
1,005,105		Japara Healthcare Ltd	2,331
157,000		Jeol Ltd	1,020
47,517	*	K2M Group Holdings, Inc	938
411,198		Kindred Healthcare, Inc	4,897
84

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
31,056		Korian-Medica	$1,136
909,500		Kossan Rubber Industries	1,968
1,161,573		KPJ Healthcare BHD	1,142
353,235	*	Laboratory Corp of America Holdings	43,674
23,686	e	Landauer, Inc	780
61,005	*,e	LDR Holding Corp	1,532
63,257		LeMaitre Vascular, Inc	1,091
93,727	*	LHC Group, Inc	4,245
56,914	e	Lifco AB	1,421
1,137,746	e	Life Healthcare Group Holdings Pte Ltd	2,583
316,291	*	LifePoint Hospitals, Inc	23,216
4,674,000	*	Lifetech Scientific Corp	886
167,533	*,e	LivaNova plc	9,946
7,603		Lutronic Corp	290
112,145	*	Magellan Health Services, Inc	6,915
17,000	e	Mani, Inc	328
180,361	*	Masimo Corp	7,487
834,879		McKesson Corp	164,663
153,538	*,e	MedAssets, Inc	4,750
158,690	e	Medical Facilities Corp	1,650
20,946	*	Medicare Group	684
340,787		Mediceo Paltac Holdings Co Ltd	5,808
711,696		Mediclinic International Ltd	5,474
138,731	*	Medidata Solutions, Inc	6,838
21,167	*	Medipost Co Ltd	1,725
4,977,809		Medtronic plc	382,893
8,700	*	Menicon Co Ltd	266
107,188		Meridian Bioscience, Inc	2,200
256,673	*	Merit Medical Systems, Inc	4,772
82,500	e	Message Co Ltd	2,351
1,610,786	e	Metlifecare Ltd	5,095
145,500		Microlife Corp	392
618,000	*	Microport Scientific Corp	294
96,593		Miraca Holdings, Inc	4,250
1,006,000	*	Modern Dental Group Ltd	534
171,303	*,e	Molina Healthcare, Inc	10,300
18,236		Nagaileben Co Ltd	312
25,300		Nakanishi, Inc	986
34,735	e	National Healthcare Corp	2,143
29,190	e	National Research Corp	468
125,635	*	Natus Medical, Inc	6,037
106,730	*	Neogen Corp	6,032
2,695,185		Network Healthcare Holdings Ltd	5,903
2,271		Neuca S.A.	208
41,488	*,e	Nevro Corp	2,801
190,300	e	Nichii Gakkan Co	1,385
62,300		Nihon Kohden Corp	1,507
53,767	e	Nikkiso Co Ltd	425
469,400		Nipro Corp	5,133
106,538		NMC Health plc	1,320
12,550	*,e,g	NNIT A.S.	344
86,759	*,e	Nobilis Health Corp	245
85

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
19,303	*,e	Novocure Ltd	$432
196,460	*	NuVasive, Inc	10,630
156,144	*	NxStage Medical, Inc	3,421
295,419		Odontoprev S.A.	704
1,681,186		Olympus Corp	66,186
167,188	*	Omnicell, Inc	5,196
468,293	*	OraSure Technologies, Inc	3,016
145,942	*	Oriola-KD Oyj (B Shares)	685
45,506	*	Orion Health Group Ltd	99
63,943		Orpea	5,120
76,698	*	Orthofix International NV	3,007
36,303	*	Osstem Implant Co Ltd	2,486
159,171		Owens & Minor, Inc	5,727
49,765	*,e	Oxford Immunotec Global plc	572
14,700		Paramount Bed Holdings Co Ltd	522
144,017		Patterson Cos, Inc	6,511
270,899	*	Pediatrix Medical Group, Inc	19,413
10,429	*,e	Penumbra, Inc	561
241,875		Pharmaniaga BHD	358
95,983	*	PharMerica Corp	3,359
349,500	e	Phoenix Healthcare Group Co Ltd	407
21,044		Phonak Holding AG.	2,674
110,000		Pihsiang Machinery Manufacturing Co Ltd	238
367,520	*,e	Premier, Inc	12,962
49,818	*,e	Press Ganey Holdings, Inc	1,572
1,170,968	e	Primary Health Care Ltd	1,981
33,829	*	Providence Service Corp	1,587
288,800		PT Siloam International Hospitals Tbk	205
698,000	*,e	PW Medtech Group Ltd	165
267,008		Qualicorp S.A.	950
130,132		Quality Systems, Inc	2,098
297,466		Quest Diagnostics, Inc	21,162
72,021	*,e	Quidel Corp	1,527
109,331	*	RadNet, Inc	676
224,305		Raffles Medical Group Ltd	658
148,708		Ramsay Health Care Ltd	7,312
18,943	*	RaySearch Laboratories AB	274
448,514	e	Regis Healthcare Ltd	1,896
4,510,600	e	Religare Health Trust	3,181
303,300	e	Resmed, Inc	16,284
139,853		Rhoen Klinikum AG.	4,195
95,000		Rion Co Ltd	1,599
139,841	*,e	Rockwell Medical Technologies, Inc	1,432
174,756	*	RTI Biologics, Inc	694
678,805	e	Ryman Healthcare Ltd	3,939
16,076		Sartorius AG.	4,201
9,413		Sartorius Stedim Biotech	3,610
30,743	*	SeaSpine Holdings Corp	528
31,014	*,e	Second Sight Medical Products, Inc	183
283,745		Selcuk Ecza Deposu Ticaret ve Sanayi AS	231
336,387		Select Medical Holdings Corp	4,006
16,920		SEWOONMEDICAL Co Ltd	77
86

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,346,994		Shandong Weigao Group Medical Polymer Co Ltd	$1,605
2,498,762		Shanghai Pharmaceuticals Holding Co Ltd	5,386
111,340	e	Sienna Senior Living, Inc	1,299
2,584,463		Sigma Pharmaceuticals Ltd	1,618
1,511,647		Sinopharm Group Co	6,035
129,519	*	Sirona Dental Systems, Inc	14,191
743,029		Smith & Nephew plc	13,242
221,935		So-net M3, Inc	4,602
1,556,745	e	Sonic Healthcare Ltd	20,155
103,254	*,e	Spectranetics Corp	1,555
275,810	g	Spire Healthcare Group plc	1,273
732,056		St. Jude Medical, Inc	45,219
146,000		St. Shine Optical Co Ltd	2,922
98,726	*,e	Staar Surgical Co	705
347,905	e	STERIS plc	26,211
25,115	*	STERIS plc (Temporary)	1,892
10,075		STRATEC Biomedical AG.	665
8,876		Straumann Holding AG.	2,694
713,257	e	Stryker Corp	66,290
6,340		Suheung Capsule Co Ltd	228
1,199,925	e	Summerset Group Holdings Ltd	3,341
1,857,600		Supermax Corp BHD	1,399
35,875	*,e	Surgery Partners, Inc	735
122,519	*	Surgical Care Affiliates, Inc	4,878
31,445	*	SurModics, Inc	637
165,080		Suzuken Co Ltd	6,273
205,398		Sysmex Corp	13,175
48,755	*,e	Tandem Diabetes Care, Inc	576
266,075	*	Team Health Holdings, Inc	11,678
22,446	*,e	Teladoc, Inc	403
24,274		Teleflex, Inc	3,191
496,580	*,e	Tenet Healthcare Corp	15,046
187,476		Terumo Corp	5,811
195,500	e	Toho Pharmaceutical Co Ltd	4,752
23,800		Tokai Corp (GIFU)	682
2,818,200		Top Glove Corp BHD	8,906
7,028,000	e	Town Health International Medical Group Ltd	1,446
122,646	*,e	TransEnterix, Inc	304
102,959	*,e	Triple-S Management Corp (Class B)	2,462
41,049	*,e	Trupanion, Inc	401
22,000	e	Tsuki Corp	242
316,782	*,e	Unilife Corp	157
238,482		United Drug plc	2,103
3,372,059		UnitedHealth Group, Inc	396,689
126,524		Universal American Corp	886
6,825,000	e	Universal Health International Group Holding Ltd	2,631
664,501		Universal Health Services, Inc (Class B)	79,401
604,000	*,g	Universal Medical Financial & Technical Advisory Services Co Ltd	465
62,432	e	US Physical Therapy, Inc	3,351
10,104		Utah Medical Products, Inc	592
6,803		Value Added Technologies Co Lt	227
87

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
140,310	*	Varian Medical Systems, Inc	$11,337
42,366	*	Vascular Solutions, Inc	1,457
426,826	*	VCA Antech, Inc	23,475
287,785	*,e	Veeva Systems, Inc	8,303
21,920	*,e	Veracyte, Inc	158
12,394,500		Vibhavadi Medical Center PCL (Foreign)	658
6,504		Vieworks Co Ltd	245
278,330	e	Virtus Health Ltd	1,310
100,600	e	VITAL KSK Holdings, Inc	819
62,395	*	Vocera Communications, Inc	761
292,191	*	WellCare Health Plans, Inc	22,852
238,977		West Pharmaceutical Services, Inc	14,391
33,406	*	William Demant Holding	3,182
225,955	*,e	Wright Medical Group NV	5,464
17,187		Ypsomed Holding AG.	2,486
81,797	*,e	Zeltiq Aesthetics, Inc	2,334
339,125		Zimmer Holdings, Inc	34,791
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	4,488,937

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
9,971		Able C&C Co Ltd	197
115,900		Aderans Co Ltd	799
39,147		Amorepacific Corp	13,738
10,432		Amorepacific Corp (Preference)	2,033
13,400		Artnature, Inc	118
1,977,425	e	Asaleo Care Ltd	2,283
903,475	e	Avon Products, Inc	3,659
64,021	*	Bajaj Corp Ltd	410
767,953		Beiersdorf AG.	69,800
7,710		Bioland Ltd	179
204,402	*	Central Garden and Pet Co (Class A)	2,780
24,000		Chlitina Holding Ltd	249
211,962		Church & Dwight Co, Inc	17,991
27,297	*	CKH Food & Health Ltd	74
409,728		Clorox Co	51,966
1,696,844		Colgate-Palmolive Co	113,044
24,008	*	Coreana Cosmetics Co Ltd	219
3,813		Cosmax BTI, Inc	222
36,452		Cosmax, Inc	5,656
186,575	e	Coty, Inc	4,782
870,306		Dabur India Ltd	3,636
76,100	e	Dr Ci:Labo Co Ltd	1,314
11,400		Earth Chemical Co Ltd	468
128,983		Edgewell Personal Care Co	10,108
136,701		EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	124
70,760	*,e	Elizabeth Arden, Inc	700
134,262	e	Energizer Holdings, Inc	4,573
1,556,125		Estee Lauder Cos (Class A)	137,032
53,400	*,e	Euglena Co Ltd	798
33,849		Eveready Industries India Ltd	153
154,000		Fancl Corp	2,130
88

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
10,323		Gillette India Ltd	$728
183,163		Godrej Consumer Products Ltd	3,642
98,000		Grape King Industrial Co	543
919,786		Hengan International Group Co Ltd	8,635
48,321		Henkel KGaA	4,622
289,241		Henkel KGaA (Preference)	32,280
411,626	*,e	Herbalife Ltd	22,071
1,309,891		Hindustan Lever Ltd	17,071
197,915	*	HRG Group, Inc	2,684
387,116	*	Hypermarcas S.A.	2,114
8,367	e	Inter Parfums S.A.	206
48,002		Inter Parfums, Inc	1,143
346,755	*	Jyothy Laboratories Ltd	1,641
814,151		Kao Corp	41,838
4,682,600		Karex BHD	4,497
1,214,460		Kimberly-Clark Corp	154,601
1,756,132		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	4,114
22,100		Kobayashi Pharmaceutical Co Ltd	1,815
24,423		Korea Kolmar Co Ltd	1,959
6,204		Korea Kolmar Holdings Co Ltd	341
48,500		Kose Corp	4,484
30,140		LG Household & Health Care Ltd	26,764
201,000		Lion Corp	1,891
105,118		L’Oreal S.A.	17,681
50,479		Mandom Corp	2,036
218,867		Marico Ltd	747
218,867	*,m	Marico Ltd (Temporary)	747
37,931	*	Medifast, Inc	1,152
359,924	*	Microbio Co Ltd	289
9,700		Milbon Co Ltd	396
169,150		Natura Cosmeticos S.A.	1,000
45,086	e	Natural Health Trends Corp	1,512
37,703		Nature’s Sunshine Products, Inc	382
13,800		Noevir Holdings Co Ltd	399
288,401	e	Nu Skin Enterprises, Inc (Class A)	10,927
35,369	*	Nutraceutical International Corp	913
12,803		Oil-Dri Corp of America	472
95,600		Ontex Group NV	3,399
18,961	e	Orchids Paper Products Co	586
33,009	*	Oriflame Holding AG.	529
33,628		Pacific Corp	4,201
137,700		Pigeon Corp	3,341
42,400		Pola Orbis Holdings, Inc	2,795
7,897,785		Procter & Gamble Co	627,163
8,430,500		PT Industri Jamu Dan Farmasi Sido Muncul Tbk	335
3,269,991		PT Unilever Indonesia Tbk	8,729
223,968		PZ Cussons plc	938
879,810		Reckitt Benckiser Group plc	81,406
53,863	*	Revlon, Inc (Class A)	1,500
7,355,000	e	Ruinian International Ltd	747
11,641	*	Sansung Life & Science Co Ltd	294
276,491		Shiseido Co Ltd	5,737
89

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
68,144		Spectrum Brands, Inc	$6,937
828,452		Svenska Cellulosa AB (B Shares)	24,009
303,499		Uni-Charm Corp	6,198
2,935,979		Unilever NV	127,962
1,857,810		Unilever plc	79,685
39,703	*,e	USANA Health Sciences, Inc	5,072
330,000	e	Vinda International Holdings Ltd	652
56,828		WD-40 Co	5,606
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,827,393

INSURANCE - 4.3%
3,014,221	e	ACE Ltd	352,212
128,867		Admiral Group plc	3,149
1,602,785		Aegon NV	9,064
1,039,773		Aflac, Inc	62,282
88,159		Ageas	4,092
18,892,407		AIA Group Ltd	112,884
13,585	*	Alleghany Corp	6,493
747,753		Allianz AG.	131,812
500,862		Allied World Assurance Co Holdings Ltd	18,627
1,969,102		Allstate Corp	122,262
203,889		Alm Brand AS	1,437
110,875	*	AMBAC Financial Group, Inc	1,562
266,527	e	American Equity Investment Life Holding Co	6,405
365,158		American Financial Group, Inc	26,321
2,935,662		American International Group, Inc	181,923
7,303		American National Insurance Co	747
78,047		Amerisafe, Inc	3,973
1,240,404		Amlin plc	12,129
3,977,741		AMP Ltd	16,760
303,971	e	Amtrust Financial Services, Inc	18,719
68,282		Anadolu Hayat Emeklilik AS	142
207,131		Anadolu Sigorta	113
13,200	*	Anicom Holdings, Inc	352
363,870		Aon plc	33,552
199,500	*	Arch Capital Group Ltd	13,915
367,120		Argo Group International Holdings Ltd	21,968
145,925		Arthur J. Gallagher & Co	5,974
232,210		Aspen Insurance Holdings Ltd	11,216
2,071,210		Assicurazioni Generali S.p.A.	37,834
125,120		Assurant, Inc	10,077
117,370		Assured Guaranty Ltd	3,102
31,517	*	Atlas Financial Holdings, Inc	627
11,054,943		Aviva plc	83,912
17,774		AvivaSA Emeklilik ve Hayat AS.	102
4,957,016		AXA S.A.	135,443
199,081		Axis Capital Holdings Ltd	11,192
4,146		Bajaj Finserv Ltd	124
45,433	e	Baldwin & Lyons, Inc (Class B)	1,092
36,350		Baloise Holding AG.	4,607
999,046		BB Seguridade Participacoes S.A.	6,105
1,255,926		Beazley plc	7,211
90

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
4,756,872	*	Berkshire Hathaway, Inc (Class B)	$628,097
98,356		Brown & Brown, Inc	3,157
16,248,129		Cathay Financial Holding Co Ltd	22,763
162,918		Chesnara plc	805
2,981,718	*	China Insurance International Holdings Co Ltd	9,152
11,887,010		China Life Insurance Co Ltd	38,160
11,199,276		China Life Insurance Co Ltd (Taiwan)	8,552
3,200,818		China Pacific Insurance Group Co Ltd	13,099
148,763		Chubb Corp	19,732
123,749		Cincinnati Financial Corp	7,322
182,348	*,e	Citizens, Inc (Class A)	1,355
16,856	*	Clal Insurance	206
4,371,790		ClearView Wealth Ltd	3,026
19,990		CNA Financial Corp	703
469,228		CNP Assurances	6,330
593,859		Conseco, Inc	11,337
1,885,480		Corp Mapfre S.A.	4,720
277,625	e	Cover-More Group Ltd	444
73,170	e	Crawford & Co (Class B)	389
3,119,211		Dai-ichi Mutual Life Insurance Co	51,896
236,684	e	Delta Lloyd NV	1,395
4,107,171		Direct Line Insurance Group plc	24,619
408,482		Discovery Holdings Ltd	3,503
47,514		Donegal Group, Inc (Class A)	669
166,364		Dongbu Insurance Co Ltd	9,954
43,364	*	eHealth, Inc	433
36,251	e	EMC Insurance Group, Inc	917
134,644		Employers Holdings, Inc	3,676
70,419		Endurance Specialty Holdings Ltd	4,506
33,507	*	Enstar Group Ltd	5,027
84,229	e	Erie Indemnity Co (Class A)	8,056
577,923		esure Group plc	2,160
25,092		Euler Hermes S.A.	2,416
231,367		Everest Re Group Ltd	42,361
23,410		Fairfax Financial Holdings Ltd	11,114
24,441		FBD Holdings plc	176
34,767		FBL Financial Group, Inc (Class A)	2,213
96,876		Federated National Holding Co	2,864
78,363		Fidelity & Guaranty Life	1,988
268,926		First American Financial Corp	9,654
469,052		FNF Group	16,262
2,005,580		Fondiaria-Sai S.p.A	5,102
50,100		FPC Par Corretora de Seguros S.A.	122
391,847	*	Genworth Financial, Inc (Class A)	1,462
293,499		Gjensidige Forsikring BA	4,697
530,259		Great-West Lifeco, Inc	13,233
73,297	*,e	Greenlight Capital Re Ltd (Class A)	1,371
132,306		Grupo Catalana Occidente S.A.	4,587
51,981	*	Hallmark Financial Services	608
179,232		Hannover Rueckversicherung AG.	20,466
35,776		Hanover Insurance Group, Inc	2,910
135,015	*	Hanwha Non-Life Insurance Co Ltd	896
91

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
126,837		Harel Insurance Investments & Finances Ltd	$487
1,911,911		Hartford Financial Services Group, Inc	83,092
34,165	e	HCI Group, Inc	1,191
13,354		Helvetia Holding AG.	7,522
375,762	*	Heritage Insurance Holdings, Inc	8,199
396,598		Hiscox Ltd	6,149
103,656		Horace Mann Educators Corp	3,439
329,992		Hyundai Marine & Fire Insurance Co Ltd	10,111
12,867		IDI Insurance Co Ltd	585
26,016		Independence Holding Co	360
115,857		Industrial Alliance Insurance and Financial Services, Inc	3,695
47,374		Infinity Property & Casualty Corp	3,896
2,816,416		Insurance Australia Group Ltd	11,311
151,524		Intact Financial Corp	9,711
26,082		James River Group Holdings Ltd	875
369,500	*	Japan Post Holdings Co Ltd	5,733
129,300	*,e	Japan Post Insurance Co Ltd	3,351
239,035	e	Just Retirement Group plc	586
408		Kansas City Life Insurance Co	16
106,169		Kemper Corp	3,955
659,144		Korea Life Insurance Co Ltd	4,154
269,869		Korean Reinsurance Co	3,245
183,817	e	Lancashire Holdings Ltd	1,695
15,698,753		Legal & General Group plc	61,946
399,287		Liberty Holdings Ltd	2,972
137,650		LIG Insurance Co Ltd	3,413
677,816		Lincoln National Corp	34,067
208,039		Loews Corp	7,989
46,768	*	Lotte Non-Life Insurance Co Ltd	119
152,921	e	Maiden Holdings Ltd	2,280
2,538,111		Manulife Financial Corp	38,043
18,556	*	Markel Corp	16,391
1,157,509		Marsh & McLennan Cos, Inc	64,184
225,520		MAX India Ltd	1,722
335,205	*	MBIA, Inc	2,172
5,327,468		Medibank Pvt Ltd	8,307
43,030	*	Menorah Mivtachim Holdings Ltd	369
635,465		Mercuries & Associates Holding Ltd	406
3,912,609		Mercuries Life Insurance Co Lt	2,134
32,469		Mercury General Corp	1,512
50,788		Meritz Fire & Marine Insurance Co Ltd	697
7,441,624		Metlife, Inc	358,761
1,059,120		Metropolitan Holdings Ltd	1,502
916,998		Migdal Insurance Holdings Ltd	667
75,348	*	Mirae Asset Life Insurance Co Ltd	323
1,032,554		Mitsui Sumitomo Insurance Group Holdings, Inc	30,279
397,900	*	MPHB Capital BHD	147
114,097		Muenchener Rueckver AG.	22,732
256,940		National General Holdings Corp	5,617
38,334		National Interstate Corp	1,024
6,087		National Western Life Group, Inc	1,534
58,951	*	Navigators Group, Inc	5,057
92

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
996,904		New China Life insurance Co Ltd	$4,166
321,599		NKSJ Holdings, Inc	10,560
107,734		NN Group NV	3,801
8,314,302		Old Mutual plc	21,872
492,006		Old Republic International Corp	9,166
126,571		OneBeacon Insurance Group Ltd (Class A)	1,571
51,296		PartnerRe Ltd	7,168
276,465		Partnership Assurance Group plc	559
58,709	*,e	Patriot National, Inc	394
8,802,805		People’s Insurance Co Group of China Ltd	4,286
177,213		Phoenix Group Holdings	2,388
115,900	*	Phoenix Holdings Ltd	258
7,082,902	e	PICC Property & Casualty Co Ltd	13,978
8,499,654		Ping An Insurance Group Co of China Ltd	46,873
108,004		Porto Seguro S.A.	784
1,074,211		Power Corp Of Canada	22,467
497,795	e	Power Financial Corp	11,444
1,098,298		Powszechny Zaklad Ubezpieczen S.A.	9,475
171,842	e	Primerica, Inc	8,116
1,209,219		Principal Financial Group	54,391
118,625		ProAssurance Corp	5,757
674,936		Progressive Corp	21,463
141,926	*	Protector Forsikring ASA	1,182
1,644,636		Prudential Financial, Inc	133,890
5,818,115		Prudential plc	131,079
57,256,000	*	PT Panin Insurance Tbk	2,247
117,257,400	*	PT Panin Life Tbk	1,564
99,766	*	Qatar Insurance Co SAQ	2,246
1,499,422		QBE Insurance Group Ltd	13,637
476,300	*,e	Qualitas Controladora SAB de C.V.	600
350,622		Reinsurance Group of America, Inc (Class A)	29,996
268,854		RenaissanceRe Holdings Ltd	30,432
106,879	e	RLI Corp	6,600
604,761		RMI Holdings	1,512
268,674	e	RSA Insurance Group plc	1,686
37,606		Safety Insurance Group, Inc	2,120
1,183,100		Sampo Oyj (A Shares)	60,080
39,999		Samsung Fire & Marine Insurance Co Ltd	10,456
159,121		Samsung Life Insurance Co Ltd	14,870
2,155,188		Sanlam Ltd	8,430
324,180		SCOR SE	12,130
141,326		Selective Insurance Group, Inc	4,746
7,415,941		Shin Kong Financial Holding Co Ltd	1,607
136,000		Shinkong Insurance Co Ltd	95
480,321		Societa Cattolica di Assicurazioni SCRL	3,804
1,941,392		Sony Financial Holdings, Inc	34,726
567,083		St. James’s Place plc	8,405
37,122		Stancorp Financial Group, Inc	4,227
1,340,180		Standard Life plc	7,675
39,098		State Auto Financial Corp	805
102,337		State National Cos, Inc	1,004
651,639	e	Steadfast Group Ltd	736
93

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
56,931		Stewart Information Services Corp	$2,125
390,748	*	Storebrand ASA	1,530
173,033		Sul America SA	812
866,065	e	Sun Life Financial, Inc	27,008
999,076		Suncorp-Metway Ltd	8,772
16,299		Swiss Life Holding	4,390
686,956		Swiss Re Ltd	67,092
781,200		Syarikat Takaful Malaysia BHD	710
188,308		Symetra Financial Corp	5,983
488,142		T&D Holdings, Inc	6,440
137,000		Taiwan Fire & Marine Insurance Co	89
2,600,200	*	Thai Reinsurance PCL	199
2,326,070	*,e	Third Point Reinsurance Ltd	31,193
1,050,968		Tokio Marine Holdings, Inc	40,593
180,770		Tong Yang Life Insurance	1,787
59,275	*	Topdanmark AS	1,684
125,138		Torchmark Corp	7,153
525,522		Travelers Cos, Inc	59,310
53,004		Tryg A.S.	1,053
476,300		Tune Ins Holdings BHD	143
1,621,468		Unipol Gruppo Finanziario S.p.A	8,340
258,817		Uniqa Versicherungen AG.	2,109
34,442	*	United America Indemnity Ltd	1,000
59,537		United Fire & Casualty Co	2,281
156,036		United Insurance Holdings Corp	2,668
123,376	e	Universal Insurance Holdings, Inc	2,860
209,587		UnumProvident Corp	6,977
697,218		Validus Holdings Ltd	32,274
50,293		Vittoria Assicurazioni S.p.A.	549
841,728		W.R. Berkley Corp	46,085
7,539		White Mountains Insurance Group Ltd	5,479
6,669		Wiener Staedtische Allgemeine Versicherung AG.	182
10,189	*,e	Willis Group Holdings plc	495
3,933,693		XL Capital Ltd	154,122
423,408		Zurich Financial Services AG.	108,773
		TOTAL INSURANCE	4,807,683

MATERIALS - 4.3%
73,551		A. Schulman, Inc	2,254
21,230		Aarti Industries	167
140,541	e	Acerinox S.A.	1,434
324,000		Achilles Corp	417
35,840		Acron JSC (GDR)	182
46,912		Adana Cimento	99
72,000		ADEKA Corp	1,024
1,322,566		Adelaide Brighton Ltd	4,547
254,442		Aeci Ltd	1,459
32,746	*	AEP Industries, Inc	2,526
143,362		African Barrick Gold Ltd	378
151,429	e	African Oxygen Ltd	127
104,571	e	African Rainbow Minerals Ltd	294
314,066		Agnico-Eagle Mines Ltd	8,255
94

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
245,882	e	Agrium, Inc	$21,976
355,000		Aichi Steel Corp	1,663
113,626	e	Air Liquide	12,756
140,802		Air Products & Chemicals, Inc	18,320
127,422		Air Water, Inc	2,049
39,863		Airgas, Inc	5,514
28,183		AK Holdings, Inc	1,512
306,610	*,e	AK Steel Holding Corp	687
76,986		Akcansa Cimento AS	349
9,420		Akzo Nobel India Ltd	200
570,059		Akzo Nobel NV	38,091
238,286		Alamos Gold, Inc	784
3,987,570	e	Albemarle Corp	223,344
2,438,039		Alcoa, Inc	24,063
4,000		Alexandria Mineral Oils Co	13
228,109	e	Allegheny Technologies, Inc	2,566
1,821,500	e	Alpek SAB de C.V.	2,557
33,277	e	Altius Minerals Corp	244
551,833		Altri SGPS S.A.	2,856
1,941,523	e	Alumina Ltd	1,620
5,087,171	*,e	Aluminum Corp of China Ltd	1,670
1,085,885		Ambuja Cements Ltd	3,321
2,485,801		Amcor Ltd	24,150
71,978		American Vanguard Corp	1,008
4,839,000		AMVIG Holdings Ltd	2,011
618,585	*	Anadolu Cam Sanayii AS	351
768,819	*	Anatolia Minerals Development Ltd	1,372
2,129,522		Anglo American plc (London)	9,343
68,647	*,e	Anglo Platinum Ltd	827
661,601	*	AngloGold Ashanti Ltd	4,537
1,475,291		Anhui Conch Cement Co Ltd	3,944
461,444	e	Antofagasta plc	3,174
101,806	*,e	APERAM	3,620
84,337		Aptargroup, Inc	6,127
220,660		Arabian Cement Co	280
1,111,291	e	ArcelorMittal	4,689
364,040		Arkema	25,482
28,274		Asahi Holdings, Inc	441
1,634,044		Asahi Kasei Corp	11,050
458,998	*,e	Asanko Gold, Inc	673
112,921		Ashland, Inc	11,597
1,302,000		Asia Cement China Holdings Corp	309
1,164		Asia Cement Co Ltd	98
5,358,495		Asia Cement Corp	4,459
786		Asia Holdings Co Ltd	68
314,125		Asia Polymer	164
468,609		Asian Paints Ltd	6,243
49,025		Associated Cement Co Ltd	1,005
137,579	e	Assore Ltd	555
7,302		Atul Ltd	177
140,720		Aurubis AG.	7,126
356,528		Avery Dennison Corp	22,340
95

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
103,246	*	Axalta Coating Systems Ltd	$2,752
2,650,369	e	Axiall Corp	40,816
767,215	*	B2Gold Corp	776
78,208		Balchem Corp	4,755
160,319		Ball Corp	11,660
1,129,064		Barrick Gold Corp (Canada)	8,356
8,644		BASF India Ltd	123
966,636		BASF SE	73,636
15,767		Bayer CropScience Ltd	822
7,350,000	e	BBMG Corp	4,965
59,883	e	Bekaert S.A.	1,845
166,314		Bemis Co, Inc	7,433
2,295,200		Bengang Steel Plates Co	843
256,218		Berger Paints India Ltd	1,039
3,580,028	*	Berry Plastics Group, Inc	129,525
3,742,381		BHP Billiton Ltd	48,163
3,544,124		BHP Billiton plc	39,523
990,302		Billerud AB	18,327
165,000	e	Bloomage Biotechnology Corp Ltd	408
1,078,568		BlueScope Steel Ltd	3,443
106,942	*	Boise Cascade Co	2,730
1,653,024		Boliden AB	27,695
2,401,202		Boral Ltd	10,266
249,379		Borregaard ASA	1,388
35,346		Borusan Mannesmann Boru Sanayi	71
203,728		Boryszew S.A.	244
43,278	e	BRAAS Monier Building Group S.A.	1,249
221,500		Bradespar S.A.	277
373,396		Braskem S.A.	2,595
52,424		Brickworks Ltd	600
53,660		Brush Engineered Materials, Inc	1,502
57,442	e	Buzzi Unicem S.p.A.	1,030
104,093		Buzzi Unicem S.p.A. RSP	1,150
5,300		C Uyemura & Co Ltd	226
278,712		Cabot Corp	11,394
133,542	e	Calgon Carbon Corp	2,304
101,041		Canam Group, Inc	1,014
141,545	*	Canfor Corp	2,065
76,923		Canfor Pulp Products, Inc	752
73,144		CAP S.A.	177
129,513		Carpenter Technology Corp	3,920
240,263		Cascades, Inc	2,207
88,256		CCL Industries	14,311
201,665		Celanese Corp (Series A)	13,578
41,458		Cementir S.p.A.	264
463,894		Cementos Argos S.A.	1,420
162,131	*	Cemex Latam Holdings S.A.	526
29,107,721	*,e	Cemex S.A. de C.V.	15,927
534,335	*,e	Cemex SAB de C.V. (ADR)	2,976
3,999,042		Centamin plc	3,787
614,917		Centerra Gold, Inc	2,929
284,778	*,e	Century Aluminum Co	1,259
96

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
44,728		Century Plyboards India Ltd	$114
1,588,125		Century Sunshine Ecological Technology Holdings Ltd	159
22,397		Century Textile & Industries Ltd	201
587,767		CF Industries Holdings, Inc	23,987
19,207		Chase Corp	782
138,267		Chemours Co	741
210,808	*	Chemtura	5,749
707,560		Cheng Loong Corp	244
475,925		Chia Hsin Cement Corp	138
1,842,695		China BlueChemical Ltd	499
4,680,000	*	China Daye Non-Ferrous Metals Mining Ltd	85
147,000		China Hi-ment Corp	267
885,000	*	China Manmade Fibers Corp	230
659,372		China Metal Products	526
1,329,340	*,e,m	China Metal Recycling Holdings Ltd	2
10,067,248		China National Building Material Co Ltd	4,789
1,179,000	e	China National Materials Co Ltd	224
2,178,628	*	China Petrochemical Development Corp	524
1,537,200	*	China Rare Earth Holdings Ltd	130
547,000	*,e	China Sanjiang Fine Chemicals	95
6,683,200	*,e,m	China Shanshui Cement Group Ltd	4,068
652,000	e	China Silver Group Ltd	169
139,000		China Steel Chemical Corp	449
13,218,442		China Steel Corp	7,206
1,132,190		China Synthetic Rubber Corp	793
538,000	*	Chongqing Iron & Steel Co Ltd	83
142,077		Christian Hansen Holding	8,887
204,000		Chugoku Marine Paints Ltd	1,498
815,720	*	Chung Hung Steel Corp	118
325,540		Chung Hwa Pulp Corp	96
265,545	*,e	Cia de Minas Buenaventura S.A. (ADR) (Series B)	1,137
659,568		Cia Siderurgica Nacional S.A.	661
54,965	*	Ciech S.A.	1,205
163,004		Cimsa Cimento Sanayi Ve Tica	854
962,000	*	Citic Dameng Holdings	65
1,889,373		Clariant AG.	35,824
87,668	*	Clearwater Paper Corp	3,992
1,144,218	*,e	Cliffs Natural Resources, Inc	1,808
336,463	*,e	Coeur Mining, Inc	834
336,313		Commercial Metals Co	4,604
86,132	*,m	Companhia Vale do Rio Doce	0
93,433		Compass Minerals International, Inc	7,033
296,832	*	Constellium NV	2,286
18,342	*	Core Molding Technologies, Inc	235
115,082		Coromandel International Ltd	326
440,000	e	CPMC Holdings Ltd	270
2,122,411		CRH plc	61,208
707,531		Croda International plc	31,701
898,577	*	Crown Holdings, Inc	45,558
453,552		CSR Ltd	947
173,780	*,e,m	Cudeco Ltd	140
7,786,200		D&L Industries Inc	1,512
97

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
502,000		Da Ming International Holdings Ltd	$142
509,807		Daicel Chemical Industries Ltd	7,587
737,000		Daido Steel Co Ltd	2,946
98,000		Daiken Corp	289
213,857		Dainichiseika Color & Chemicals Manufacturing Co Ltd	1,000
1,052,845		Dainippon Ink and Chemicals, Inc	2,849
64,872	e	Daio Paper Corp	556
184,000		Daiso Co Ltd	704
19,796		Dalmia Bharat Ltd	258
221,200	*	Danhua Chemical Technology Co Ltd	161
20,815		DC Chemical Co Ltd	1,312
27,489		Deltic Timber Corp	1,618
1,480,000		Denki Kagaku Kogyo KK	6,558
168,456	*	Detour Gold Corp	1,754
10,699	*	Dhanuka Agritech Ltd	83
272,987		Dominion Diamond Corp	2,790
440,775		Domtar Corp	16,287
48,784	*	Dongkuk Steel Mill Co Ltd	237
748,000		Dongpeng Holdings Co Ltd	291
2,946,000		Dongyue Group	744
6,760,089		Dow Chemical Co	348,009
392,000		Dowa Holdings Co Ltd	2,819
1,152,608		DS Smith plc	6,742
49,782		DSM NV	2,496
2,229,065		Du Pont (E.I.) de Nemours & Co	148,456
338,352		DuluxGroup Ltd	1,628
44,413		Eagle Materials, Inc	2,684
732,000		Eastern Polymer Group PCL	265
444,600		Eastman Chemical Co	30,015
250,680		Ecolab, Inc	28,673
104,458		EID Parry India Ltd	312
197,404	*	El Ezz Steel Co	224
1,176,155		Eldorado Gold Corp	3,485
1,504,274	e	Elementis plc	5,066
2,520,886		Empresas CMPC S.A.	5,439
7,284		EMS-Chemie Holding AG.	3,206
119,550	e	Ence Energia y Celulosa S.A.	451
610,900		Engro Chemical Pakistan Ltd	1,627
4,766	*,e	Eramet	153
2,252,874		Eregli Demir ve Celik Fabrikalari TAS	2,344
1,396,651		Essentra plc	17,025
1,551,880		Eternal Chemical Co Ltd	1,492
35,500		Eugene Corp	132
363,932		Everlight Chemical Industrial Corp	221
2,303,408	e	Evolution Mining Ltd	2,341
240,655	*,e	Evolva Holdings S.A.	275
443,547		Evonik Industries AG.	14,671
308,754	*	Evraz plc	333
390,050		Feng Hsin Iron & Steel Co	455
316,412		Ferrexpo plc	100
329,115	*	Ferro Corp	3,660
291,752		Fibria Celulose S.A.	3,830
98

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
29,982	*	Finolex Industries Ltd	$136
114,631	*,e	First Majestic Silver Corp	374
904,012		First Quantum Minerals Ltd	3,384
4,681,577		Fletcher Building Ltd	23,462
132,436	*,e	Flotek Industries, Inc	1,515
64,612		FMC Corp	2,528
52,978	*	Foosung Co Ltd	240
3,969,690		Formosa Chemicals & Fibre Corp	8,905
5,056,701		Formosa Plastics Corp	11,805
382,000		Formosan Rubber Group, Inc	192
3,508,462	e	Fortescue Metals Group Ltd	4,721
113,060	*	Fortuna Silver Mines, Inc	254
169,791	m	Foshan Huaxin Packaging Co Ltd	208
21,100		FP Corp	763
246,275	e	Franco-Nevada Corp	11,266
2,514,682		Freeport-McMoRan Copper & Gold, Inc (Class B)	17,024
225,892		Fresnillo plc	2,349
33,108		Frutarom Industries Ltd	1,778
148,007		Fuchs Petrolub AG. (Preference)	6,969
3,798,200	e	Fufeng Group Ltd	1,708
16,952		Fuji Seal International, Inc	510
47,700		Fujimi, Inc	660
31,300		Fujimori Kogyo Co Ltd	814
1,471,000	e	Furukawa-Sky Aluminum Corp	3,437
2,483,800	e	Fushan International Energy Group Ltd	319
57,417		FutureFuel Corp	775
99,357		Gem Diamonds Ltd	193
875,007		Gerdau S.A. (Preference)	1,019
4,450		Givaudan S.A.	8,077
208,490		Glatfelter	3,845
683,337	*	Gleichen Resources Ltd	622
12,881,591		Glencore Xstrata plc	17,070
1,394,192		Gloria Material Technology Corp	760
710,000		Godo Steel Ltd	1,401
89,145		Godrej Industries Ltd	509
1,588,096		Gold Fields Ltd	4,343
1,164,001		Goldcorp, Inc	13,451
8,626,418		Goldsun Development & Construction Co Ltd	2,343
929,000		Grand Pacific Petrochemical	436
180,577	e	Granges AB	1,489
2,191,705		Graphic Packaging Holding Co	28,120
605,755	*,m	Great Basin Gold Ltd	4
149,000		Great China Metal Industry	128
2,552,000		Greatview Aseptic Packaging Co	1,154
29,000		Green Seal Holding Ltd	104
79,273		Greif, Inc (Class A)	2,442
72,017,560		G-Resources Group Ltd	1,710
556,488		Grupo Argos S.A.	2,840
6,756,030		Grupo Mexico S.A. de C.V. (Series B)	14,422
97,900	*,e	Grupo Simec SAB de C.V.	219
85,757		Gubre Fabrikalari TAS	167
33,234		Gujarat Flourochemicals	271
99

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
125,349	*	Guyana Goldfields, Inc	$279
128,385		H.B. Fuller Co	4,682
29,222		Han Kuk Carbon Co Ltd	161
11,812		Hanil Cement Manufacturing	1,059
8,409		Hansol Chemical Co Ltd	443
31,716	*	Hansol Paper Co	186
11,634	*	Hansol Paper Co Ltd	203
129,861		Hanwha Chemical Corp	2,959
388,564	*,e	Harmony Gold Mining Co Ltd	393
27,138		Hawkins, Inc	971
37,330		Haynes International, Inc	1,370
405,886	*	Headwaters, Inc	6,847
923,740	e	Hecla Mining Co	1,746
40,786		HeidelbergCement AG.	3,324
499,533		Hexpol AB	5,356
1,359,046		Hindalco Industries Ltd	1,733
133,782		Hitachi Chemical Co Ltd	2,122
192,034		Hitachi Metals Ltd	2,369
728,837	*	Ho Tung Chemical Corp	162
225,566	*,e	Hochschild Mining plc	160
176,229	e	Hokuetsu Paper Mills Ltd	1,039
369,166		Holcim Ltd	18,486
43,170		Holmen AB (B Shares)	1,333
38,771		Honam Petrochemical Corp	7,911
3,136,000	*	Honbridge Holdings Ltd	394
52,155	*,e	Horsehead Holding Corp	107
32,970	*	HS Industries Co Ltd	211
29,649		HSIL Ltd	134
2,543,000		Huabao International Holdings Ltd	922
279,620		Huaxin Cement Co Ltd	222
570,300	m	Hubei Sanonda Co Ltd	502
23,316		Huchems Fine Chemical Corp	303
204,299		HudBay Minerals, Inc	784
202,154		Huhtamaki Oyj	7,336
303,825		Huntsman Corp	3,455
47,651		Hyosung Corp	4,713
144,940		Hyundai Steel Co	6,108
341,585	*	IAMGOLD Corp	486
30,600	e	Ihara Chemical Industry Co Ltd	420
464,202		Iluka Resources Ltd	2,053
39,311		IMCD Group NV	1,454
9,849		Imerys S.A.	688
674,802	*,e	Impala Platinum Holdings Ltd	1,092
42,994	*	Imperial Metals Corp	207
3,684,405		Incitec Pivot Ltd	10,528
353,380		Independence Group NL	649
161,865	*	India Cements Ltd	236
1,303,778		Indorama Ventures PCL (Foreign)	764
145,100	*,e	Industrias CH SAB de C.V.	469
165,340		Industrias Penoles S.A. de C.V.	1,700
384,620		Inner Mongolia Eerduosi Resourses Co Ltd	380
85,934		Innophos Holdings, Inc	2,490
100

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
89,898		Innospec, Inc	$4,882
60,905	*	Interfor Corp	618
121,019	e	International Flavors & Fragrances, Inc	14,479
460,388		International Paper Co	17,357
194,293		Intertape Polymer Group, Inc	2,624
277,760	*,e	Intrepid Potash, Inc	819
338,000	*	Ishihara Sangyo Kaisha Ltd	287
622,206		Israel Chemicals Ltd	2,526
3,275		Israel Corp Ltd	594
166,838		Italcementi S.p.A.	1,858
8,779	e	Italmobiliare S.p.A.	401
23,194		Italmobiliare S.p.A. RSP	750
477,300	*	Ivanhoe Mines Ltd	210
31,459	*,e,m	Jacana Minerals Ltd	5
675,872		James Hardie Industries NV	8,521
47,978	*	Jastrzebska Spolka Weglowa S.A.	130
393,000		Jaya Tiasa Holdings BHD	121
377,846		JFE Holdings, Inc	5,933
1,717,230		Jiangxi Copper Co Ltd	2,027
109,740		Jindal Saw Ltd	104
353,265	*	Jindal Steel & Power Ltd	510
225,172	*	Jinshan Gold Mines, Inc	338
16,154		JK Cement Ltd	140
27,652	*	JK Lakshmi Cement Ltd	137
94,651		Johnson Matthey plc	3,703
10,900		JSP Corp	227
281,065		JSR Corp	4,380
114,904	*	JSW Steel Ltd	1,787
480,213		K&S AG.	12,241
52,466		Kaiser Aluminum Corp	4,389
476,638		Kaneka Corp	4,954
221,165		Kansai Nerolac Paints Ltd	903
329,524		Kansai Paint Co Ltd	4,995
39,000		Kanto Denka Kogyo Co Ltd	256
501,478		Kapstone Paper and Packaging Corp	11,328
108,553		Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class A)	52
657,106		Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	245
233,855	*,e	KAZ Minerals plc	350
87,695	e	Kemira Oyj	1,033
292,074		KGHM Polska Miedz S.A.	4,711
1,445,426	*	Kinross Gold Corp	2,622
280,040	*	Kirkland Lake Gold, Inc	980
18,729		KISCO Corp	646
5,136		KISWIRE Ltd	166
605,068		Klabin S.A.	3,580
2,552,700		Klabin S.A. (Preference)	2,453
25,955		KMG Chemicals, Inc	598
42,000		Koatsu Gas Kogyo Co Ltd	235
2,628,798		Kobe Steel Ltd	2,856
36,929		Kolon Corp	2,390
101

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
16,082		Kolon Industries, Inc	$855
12,400		Konishi Co Ltd	278
1,031		Konya Cimento Sanayii	112
108,529		Koppers Holdings, Inc	1,981
16,717		Korea Kumho Petrochemical	733
20,761		Korea Petrochemical Ind Co Ltd	2,996
12,361		Korea Zinc Co Ltd	4,923
259,853		Koza Altin Isletmeleri AS	1,095
155,458	*	Koza Anadolu Metal Madencilik Isletmeleri AS	64
205,557	*	Kraton Polymers LLC	3,414
58,032	e	Kronos Worldwide, Inc	327
1,242,000	*,e	KuangChi Science Ltd	514
22,912		Kukdo Chemical Co Ltd	1,150
37,800	e	Kumiai Chemical Industry Co Ltd	410
1,937		Kumkang Kind Co Ltd	64
80,689		Kuraray Co Ltd	977
165,000	e	Kureha CORP	636
338,000	e	Kurimoto Ltd	637
106,800		Kyoei Steel Ltd	1,912
237,786	e	Labrador Iron Ore Royalty Corp	1,648
446,420		Lafarge Malayan Cement BHD	923
136,930	*	LafargeHolcim Ltd	6,927
1,396,100	*,e	Lake Shore Gold Corp	1,130
325,447		Lanxess AG.	14,976
5,326,000		Lee & Man Paper Manufacturing Ltd	2,962
516,448	*	LEE Chang Yung Chem IND Corp	520
14,890		Lenzing AG.	1,125
90,423		LG Chem Ltd	24,964
9,763		LG Chem Ltd (Preference)	2,040
478,681		Linde AG.	69,149
36,600		Lintec Corp	770
6,177		Lion Chemtech Co Ltd	74
18,611		Lock & Lock Co Ltd	194
1,373,901		Long Chen Paper Co Ltd	444
3,631	*,e	Lonmin plc	4
5,804,275	*,e	Louisiana-Pacific Corp	104,535
51,978	*,e	LSB Industries, Inc	377
681,857		Lucara Diamond Corp	1,109
476,000		Luks Group Vietnam Holdings Ltd	160
562,400	*	Lundin Mining Corp	1,545
1,009,440		LyondellBasell Industries AF S.C.A	87,720
87,157	*	Madras Cements Ltd	511
51,331	*	MAG. Silver Corp	362
161,300	*	Magnesita Refratarios S.A.	118
70,878	e	Major Drilling Group International	224
251,500		Maple Leaf Cement Factory Ltd	179
62,385		Martin Marietta Materials, Inc	8,521
218,924	e	Maruichi Steel Tube Ltd	6,463
226,972		Metals X Ltd	169
1,020,200		Metalurgica Gerdau S.A.	425
160,900		Methanex Corp	5,314
1,337,284		Mexichem SAB de C.V.	2,987
102

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
851,200	e	Midas Holdings Ltd	$173
598,500	*,e	Minera Frisco SAB de C.V.	285
180,657	e	Minerals Technologies, Inc	8,285
16,144		Miquel y Costas & Miquel S.A.	614
2,473,065		Mitsubishi Chemical Holdings Corp	15,691
1,706,158		Mitsubishi Gas Chemical Co, Inc	8,724
3,173,693		Mitsubishi Materials Corp	9,996
883,000	*	Mitsubishi Paper Mills Ltd	636
366,000		Mitsubishi Steel Manufacturing Co Ltd	699
3,044,066		Mitsui Chemicals, Inc	13,500
754,000		Mitsui Mining & Smelting Co Ltd	1,398
180,286	*,e	Mittal Steel South Africa Ltd	53
1,142,618		MMC Norilsk Nickel PJSC (ADR)	14,480
1,644,000	*,e	MMG Ltd	311
66,841		MOIL Ltd	212
133,219		Mondi Ltd	2,636
824,473		Mondi plc	16,160
12,981	*,m	Mongolian Metals Corporation	0
669,816		Monsanto Co	65,990
4,158		Monsanto India Ltd	138
138,462		Mosaic Co	3,820
206,665		Mpact Ltd	627
1,485,381		M-real Oyj (B Shares)	11,019
1,534,872	*,e	Multi Packaging Solutions International Ltd	26,630
74,346		Myers Industries, Inc	990
75,761		Mytilineos Holdings S.A.	301
531,194	*,m	Nagarjuna Fertilizers & Chemicals	64
534,000	*	Nakayama Steel Works Ltd	343
22,789		Namhae Chemical Corp	196
587,702		Nampak Ltd	945
11,216,286		Nan Ya Plastics Corp	20,721
221,910		Nantex Industry Co Ltd	163
69,872		Neenah Paper, Inc	4,362
25,400		Neturen Co Ltd	199
443,553		Nevsun Resources Ltd	1,202
444,909	*	New Gold, Inc	1,035
1,133,783	*	Newcrest Mining Ltd	10,728
40,777		NewMarket Corp	15,525
1,929,496		Newmont Mining Corp	34,712
6,112,950		Nickel Asia Corp	809
41,400	e	Nihon Nohyaku Co Ltd	259
74,800		Nihon Parkerizing Co Ltd	762
2,664,184		Nine Dragons Paper Holdings Ltd	1,564
264,000	e	Nippon Denko Co Ltd	478
185,000		Nippon Kayaku Co Ltd	1,942
1,479,900		Nippon Light Metal Holdings Co Ltd	2,623
115,132		Nippon Paint Co Ltd	2,786
449,000	e	Nippon Paper Industries Co Ltd	7,263
44,200		Nippon Shokubai Co Ltd	3,076
317,000		Nippon Soda Co Ltd	1,886
778,200		Nippon Steel Corp	15,395
48,810		Nippon Synthetic Chemical Industry Co Ltd	350
103

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
124,400	*,e	Nippon Yakin Kogyo Co Ltd	$145
115,400		Nissan Chemical Industries Ltd	2,620
246,200		Nisshin Steel Holdings Co Ltd	2,596
148,000		Nittetsu Mining Co Ltd	648
252,063		Nitto Denko Corp	18,402
144,921		NOF Corp	1,115
88,589		Norbord, Inc	1,725
1,224,058		Norsk Hydro ASA	4,550
10,710,000	*,e	North Mining Shares Co Ltd	158
349,854	*	Northam Platinum Ltd	594
469,013		Northern Star Resources Ltd	954
337,144	*,e	Novagold Resources, Inc	1,416
13,676		Novolipetsk Steel (GDR)	116
212,493		Novozymes AS	10,174
1,025,245		Nucor Corp	41,317
906,066		Nufarm Ltd	5,472
651,493		Nuplex Industries Ltd	2,114
269,987	*,e	Nyrstar	467
86,450	*,m	Nyrstar (Strip VVPR)	0
156,000	*	Ocean Plastics Co Ltd	123
1,737,030		OceanaGold Corp	3,314
71,766	*,e	OCI NV	1,772
21,387		Oeneo S.A.	174
696,143		OJI Paper Co Ltd	2,798
55,000	e	Okamoto Industries, Inc	500
9,585,042	a	Olin Corp	165,438
50,653	e	Olympic Steel, Inc	587
61,558		Omnia Holdings Ltd	530
115,470	*	Omnova Solutions, Inc	708
512,446	e	Orica Ltd	5,741
42,181		Orient Cement Ltd	94
559,000		Oriental Union Chemical Corp	355
3,244,112		Orora Ltd	5,269
28,500		Osaka Steel Co Ltd	518
166,317		Osisko Gold Royalties Ltd	1,643
252,736	*,e	Outokumpu Oyj	740
1,020,000		Overseas Chinese Town Asia Holdings Ltd	442
438,182	*	Owens-Illinois, Inc	7,633
1,307,904		Oxiana Ltd	3,824
127,507	*,e	Pacific Metals Co Ltd	356
11,200		Pack Corp	281
415,560		Packaging Corp of America	26,201
153,492		Pact Group Holdings Ltd	557
149,235	e	Pan American Silver Corp	972
103,814	e	Papeles y Cartones de Europa S.A.	585
700,000	*	Paranapanema S.A.	388
2,515,382	*	Petkim Petrokimya Holding	3,954
431,996		Petra Diamonds Ltd	557
6,855,063		Petronas Chemicals Group BHD	11,579
241,455		PhosAgro OAO (ADR)	3,097
81,928		PI Industries Ltd	799
264,041	*,m	Pike River Coal Ltd	0
104

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
232,919	*,e	Platform Specialty Products Corp	$2,988
223,232		PolyOne Corp	7,090
6,796		Poongsan	240
97,513		Poongsan Corp	2,273
718,006		Portucel Empresa Produtora de Pasta e Papel S.A.	2,792
117,636		POSCO	16,479
83,342		POSCO Refractories & Environment Co Ltd	969
2,202,701		Potash Corp of Saskatchewan	37,728
551,673	e	PPC Ltd	549
1,180,878		PPG Industries, Inc	116,694
184,210		Praxair, Inc	18,863
141,936	*,e	Premier Gold Mines Ltd	271
1,431,100		Press Metal BHD	694
111,977	*,e	Pretium Resources, Inc	563
142,408	*	Primero Mining Corp	321
124,747	*	Prism Cement Ltd	156
7,322,504		PT Aneka Tambang Tbk	166
12,216,200	*	PT Hanson International Tbk	561
1,677,200		PT Holcim Indonesia Tbk	121
3,655,220		PT Indocement Tunggal Prakarsa Tbk	5,862
3,848,800	*	PT Krakatau Steel Tbk	81
8,218,300	*,m	PT Sekawan Intipratama Tbk	50
3,670,589		PT Semen Gresik Persero Tbk	3,008
2,661,657		PT Timah Tbk	97
2,160,100		PT Wijaya Karya Beton Tbk	128
6,141,926		PTT Global Chemical PCL (Foreign)	8,492
22,513	*	Qatar National Cement Co	631
31,837	*	Qatari Investors Group	329
33,967		Quaker Chemical Corp	2,624
47,707		Rallis India Ltd	128
103,485		Randgold Resources Ltd	6,375
9,550		Ratnamani Metals & Tubes Ltd	79
105,128	e	Rayonier Advanced Materials, Inc	1,029
60,810	*,e	Real Industry, Inc	488
1,048,031	e	Regis Resources Ltd	1,774
260,214		Reliance Steel & Aluminum Co	15,069
655,767		Rengo Co Ltd	2,804
62,560	*	Rentech, Inc	220
63,260	*	Resolute Forest Products	479
864,228		Rexam plc	7,708
25,548	e	RHI AG.	500
561,616		Rio Tinto Ltd	18,162
1,868,723		Rio Tinto plc	54,408
80,358	*,e	Royal Bafokeng Platinum Ltd	138
141,516	e	Royal Gold, Inc	5,161
219,525		RPC Group plc	2,691
126,698		RPM International, Inc	5,582
31,299	*,e	Ryerson Holding Corp	146
18,789		Sa des Ciments Vicat	1,130
226,000		Sakai Chemical Industry Co Ltd	762
32,600		Sakata INX Corp	343
153,424	e	Salzgitter AG.	3,749
105

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,716		Sam Kwang Glass Ind Co Ltd	$220
18,208		Samsung Fine Chemicals Co Ltd	549
365,681		San Fang Chemical Industry Co Ltd	429
115,794	e	Sandfire Resources NL	470
117,664	*,e	Sandstorm Gold Ltd	306
193,000		Sanyo Chemical Industries Ltd	1,526
470,000		Sanyo Special Steel Co Ltd	2,219
1,480,616	*	Sappi Ltd	6,221
322,594		Satipel Industrial S.A.	480
127,942		Scapa Group plc	403
467,394	*	Schmolz + Bickenbach AG.	233
157,914		Schnitzer Steel Industries, Inc (Class A)	2,269
201,083		Schweitzer-Mauduit International, Inc	8,443
153,300		Scientex BHD	348
222,007		Scotts Miracle-Gro Co (Class A)	14,322
37,285	*,e	Seabridge Gold, Inc	309
60,241		Seah Besteel Corp	1,406
1,091		SeAH Holdings Corp	121
17,315		SeAH Steel Corp	790
692,140		Sealed Air Corp	30,869
1,704,000		Sekisui Plastics Co Ltd	5,911
651,668	*	SEMAFO, Inc	1,653
70,977		Semapa-Sociedade de Investimento e Gestao	979
113,184	*,e	Senomyx, Inc	427
125,962		Sensient Technologies Corp	7,913
1,940,633	*	Sesa Sterlite Ltd	2,626
602,802		Severstal (GDR)	5,036
2,223,000		Shandong Chenming Paper Holdings Ltd	1,580
2,740,029		Shandong Chenming Paper Holdings Ltd (Class B)	1,930
422,400	*	Shanghai Chlor-Alkali Chemical Co Ltd	373
194,887		Shanghai Yaohua Pilkington Glass Co Ltd	147
18,464	*	Sharda Cropchem Ltd	67
520,000		Sheen Tai Holdings Grp Co Ltd	72
79,000		Sheng Yu Steel Co Ltd	39
276,046		Sherwin-Williams Co	71,662
199,000	*	Shihlin Paper Corp	187
31,000		Shikoku Chemicals Corp	294
12,878	*	Shine Co Ltd	185
551,837		Shin-Etsu Chemical Co Ltd	30,001
89,400		Shin-Etsu Polymer Co Ltd	493
1,236,032		Shinkong Synthetic Fibers Corp	359
4,758,000	*,e	Shougang Concord International Enterprises Co Ltd	171
1,329,000	e	Showa Denko KK	1,557
19,937		Shree Cement Ltd	3,455
499,466		Siam Cement PCL (Foreign)	6,304
2,473,831		Sibanye Gold Ltd	3,752
298,851		Sidi Kerir Petrochemcials Co	433
1,131,000	*,m	Sijia Group Co	1
518		Sika AG.	1,872
124,662		Silgan Holdings, Inc	6,697
70,134	*	Silver Standard Resources, Inc	363
344,460		Silver Wheaton Corp	4,282
106

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
151,796	e	Sims Group Ltd	$794
6,590,000		Sinofert Holdings Ltd	1,116
5,022,798	*	Sinopec Shanghai Petrochemical Co Ltd	1,987
1,638,713	*	Sirius Minerals plc	356
17,062		SK Chemicals Co Ltd	1,049
101,693		SKC Co Ltd	2,898
12,081	*	SKCKOLONPI, Inc	106
632,628		Smurfit Kappa Group plc	16,202
115,180		Sociedad Quimica y Minera de Chile S.A. (Class B)	2,156
5,721		SODIFF Advanced Materials Co Ltd	562
287,478		Solar Applied Materials Technology Co	165
24,441	e	Solvay S.A.	2,609
113,869		Sonoco Products Co	4,654
282,293	*	South Valley Cement	149
1,301,335	*	South32 Ltd	1,000
452,383	*	South32 Ltd (W/I)	348
1,117,403	e	Southern Copper Corp (NY)	29,187
210,178	*,e	Ssab Svenskt Stal AB (Series A)	558
181,421	*,e	Ssab Svenskt Stal AB (Series B)	406
17,238	*	Ssangyong Cement Industrial Co Ltd	239
2,476,925	*	St Barbara Ltd	2,587
1,096,764		Steel Dynamics, Inc	19,599
180,268		Stella-Jones, Inc	6,841
99,407		Stepan Co	4,940
408,296	*,e	Stillwater Mining Co	3,499
5,007		STO AG.	625
520,623		Stora Enso Oyj (R Shares)	4,708
400,500	*	Stornoway Diamond Corp	208
704,221		Sumitomo Bakelite Co Ltd	2,931
2,969,511		Sumitomo Chemical Co Ltd	17,054
692,437		Sumitomo Metal Mining Co Ltd	8,405
1,038,193		Sumitomo Osaka Cement Co Ltd	3,808
40,000		Sumitomo Seika Chemicals Co Ltd	243
16,012	e	Sumitomo Titanium Corp	330
89,549	*,e	Summit Materials, Inc	1,795
379,107	e	SunCoke Energy, Inc	1,316
4,450,000	*,e,m	Superb Summit International Group Ltd	729
8,399,900	*	Superblock PCL-Foreign	272
434,956		Suzano Papel e Celulose S.A.	2,054
55,000		Swancor Ind Co Ltd	276
107,166		Symrise AG.	7,094
290,879		Syngenta AG.	113,851
378,267	e	Syngenta AG. (ADR)	29,781
1,364,232		Synthos S.A.	1,320
147,060	e	Syrah Resources Ltd	415
337,900		Ta Ann Holdings BHD	395
660,315		TA Chen Stainless Pipe	280
667		Taekwang Industrial Co Ltd	619
395,639		Tahoe Resources, Inc	3,430
148,249		Tahoe Resources, Inc (Toronto)	1,282
2,243,516		Taiheiyo Cement Corp	6,552
3,594,290		Taiwan Cement Corp	2,976
107

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,436,960		Taiwan Fertilizer Co Ltd	$3,179
279,725		Taiwan Hon Chuan Enterprise Co Ltd	400
477,329	*	Taiwan Styrene Monomer	247
34,600		Taiyo Ink Manufacturing Co Ltd	1,329
118,153		Taiyo Nippon Sanso Corp	1,069
31,400		Takasago International Corp	751
34,000		Takiron Co Ltd	176
390,995		Tata Steel Ltd	1,525
1,620,000	e	TCC International Holdings Ltd	298
41,125		Technosemichem Co Ltd	1,413
953,942	e	Teck Cominco Ltd	3,681
10,514,018		Teijin Ltd	35,830
23,844		Ten Cate NV	621
33,500		Tenma Corp	653
26,016	*	Tessenderlo Chemie NV	777
238,265	e	TFS Corp Ltd	273
317,987		ThyssenKrupp AG.	6,304
6,490,000	e	Tiangong International Co Ltd	550
104,707		TimkenSteel Corp	877
54,365	*	Titan Cement Co S.A.	1,038
332,400		Toagosei Co Ltd	2,842
27,800	*,e	Toho Titanium Co Ltd	227
367,000	e	Toho Zinc Co Ltd	843
616,000		Tokai Carbon Co Ltd	1,729
78,000		Tokushu Tokai Holdings Co Ltd	238
310,000	*,e	Tokuyama Corp	672
36,900		Tokyo Ohka Kogyo Co Ltd	1,173
370,796	*,e	Tokyo Rope Manufacturing Co Ltd	616
251,500		Tokyo Steel Manufacturing Co Ltd	1,561
660,750		Ton Yi Industrial Corp	315
28,411	*	Tongyang Cement & Energy Corp	101
167,000		Topy Industries Ltd	373
519,572		Toray Industries, Inc	4,828
1,243,000		Tosoh Corp	6,394
563,000		Toyo Ink Manufacturing Co Ltd	2,298
39,800		Toyo Kohan Co Ltd	140
134,441		Toyo Seikan Kaisha Ltd	2,494
1,689,676		Toyobo Co Ltd	2,365
83,597	*	Trecora Resources	1,036
103,872		Tredegar Corp	1,415
37,298	*,e	Trinseo S.A.	1,052
165,791	e	Tronox Ltd	648
583,000		TSRC Corp	357
106,596	e	Tubacex S.A.	202
1,501,000		Tung Ho Steel Enterprise Corp	775
1,684,564	*	Turquoise Hill Resources Ltd	4,273
4,658,647		UBE Industries Ltd	9,845
62,065		Ultra Tech Cement Ltd	2,602
26,652		Umicore	1,118
15,008		Unid Co Ltd	583
343,225		United Phosphorus Ltd	2,260
5,964		United States Lime & Minerals, Inc	328
108

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
353,536	e	United States Steel Corp	$2,821
330,520		Universal Cement Corp	225
721,532		UPC Technology Corp	207
2,029,550		UPM-Kymmene Oyj	37,679
10,142	*,m	Uralkali (GDR)	123
34,815	*	US Concrete, Inc	1,833
724,870		USI Corp	285
1,949,007		Vale S.A.	6,350
2,037,950		Vale S.A. (Preference)	5,221
39,058	e	Valhi, Inc	52
45,501		Valspar Corp	3,774
70,289	e	Vedanta Resources plc	283
443		Vetropack Holding AG.	696
259,238		Victrex plc	6,873
10,921		Vinati Organics Ltd	77
119,613		Voestalpine AG.	3,659
158,888		Vulcan Materials Co	15,090
225,561	e	Wacker Chemie AG.	18,859
107,357		Wausau Paper Corp	1,098
64,261	*	Welspun-Gujarat Stahl Ltd	111
2,224,000	e	West China Cement Ltd	457
204,510		West Fraser Timber Co Ltd	7,764
183,094	e	Western Areas NL	297
1,078,206	e	Western Forest Products, Inc	1,761
248,918		Westlake Chemical Corp	13,521
712,226		WestRock Co	32,492
13,312	*	WHX Corp	273
60,822		Winpak Ltd	2,003
3,094	*	Wonik Materials Co Ltd	172
143,991		Worthington Industries, Inc	4,340
772,614	*	WR Grace & Co	76,945
169,700	*,e	W-Scope Corp	6,289
723,000	*	Xinjiang Xinxin Mining Industry Co Ltd	73
810,400		Yamana Gold, Inc	1,505
32,800		Yamato Kogyo Co Ltd	836
379,167		Yara International ASA	16,307
56,573		Yeong Guan Energy Technology Group Co Ltd	310
300,000		Yeun Chyang Industrial Co Ltd	179
1,058,637		Yieh Phui Enterprise	238
1,164,170		Yingde Gases	535
542,000		Yip’s Chemical Holdings Ltd	184
18,700		Yodogawa Steel Works Ltd	375
8,118		Youlchon Chemical Co Ltd	81
2,506,285		Yuen Foong Yu Paper Manufacturing Co Ltd	808
684,604		Yule Catto & Co plc	3,198
68,000		Yung Chi Paint & Varnish Manufacturing Co Ltd	146
46,313	*	Zaklady Azotowe w Tarnowie-Moscicach S.A.	1,175
355,512		Zeon Corp	2,860
858,000	e	Zhaojin Mining Industry Co Ltd	486
20,155		Zignago Vetro S.p.A.	133
7,640,220	e	Zijin Mining Group Co Ltd	2,000
		TOTAL MATERIALS	4,853,739
109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
MEDIA - 3.1%
1,777,220		ABS-CBN Holdings Corp (ADR)	$2,360
24,200	e	Adways, Inc	125
19,100		AH Belo Corp (Class A)	95
139,233		Aimia, Inc	947
15,700	*	AirMedia Group, Inc (ADR)	88
11,830,000	*,e	Alibaba Pictures Group Ltd	2,901
302,084		Altice NV (Class A)	4,340
203,566	*	Altice NV (Class B)	2,967
113,055		AMC Entertainment Holdings, Inc	2,713
587,210	*	AMC Networks, Inc	43,853
58,815		Antena 3 de Television S.A.	627
771,321	*	APN News & Media Ltd	292
110,500		Asatsu-DK, Inc	2,674
6,168,500	e	Asian Pay Television Trust	2,779
1,853,545		Astro Malaysia Holdings BHD	1,188
29,259		Avex Group Holdings, Inc	347
44,837		Axel Springer AG.	2,493
1,138,423		BEC World PCL (Foreign)	960
12,600	*	Bona Film Group Ltd (ADR)	167
67,916		Borussia Dortmund GmbH & Co KGaA	296
1,444		Cable One, Inc	626
216,271		Cablevision Systems Corp (Class A)	6,899
21,170	e	Cairo Communication S.p.A.	105
61,549	*	Carmike Cinemas, Inc	1,412
2,466,856		CBS Corp (Class B)	116,263
68,462	*	Central European Media Enterprises Ltd (Class A)	184
196,591	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	529
193,483	*,e	Charter Communications, Inc	35,427
87,571	*	Cheil Communications, Inc	1,532
242,913		Cinemark Holdings, Inc	8,121
54,790	e	Cineplex Galaxy Income Fund	1,883
356,537		Cineworld Group plc	2,956
13,416		CJ CGV Co Ltd	1,426
52,281	*	CJ E&M Corp	3,569
206,800		CJ Hellovision Co Ltd	2,219
34,310	*,e	Clear Channel Outdoor Holdings, Inc (Class A)	192
79,240		Cogeco Cable, Inc	3,537
13,518		Cogeco, Inc	501
10,881,148		Comcast Corp (Class A)	614,023
179,536	e	Corus Entertainment, Inc	1,401
84,921	*	Crown Media Holdings, Inc (Class A)	476
37,519		CTS Eventim AG.	1,488
41,200	e	CyberAgent, Inc	1,698
420,424	*	Cyfrowy Polsat S.A.	2,235
50,100		Daiichikosho Co Ltd	1,988
3,446	*,e	Daily Journal Corp	696
836,075		Daily Mail & General Trust	8,605
15,490	*	DEN Networks Ltd	26
217,755	e	Dentsu, Inc	11,914
110

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
320,000		DHX Media Ltd	$1,961
228,941	*,e	Discovery Communications, Inc (Class A)	6,108
488,554	*	Discovery Communications, Inc (Class C)	12,321
971,989	*	DISH Network Corp (Class A)	55,578
438,518	*,e	DreamWorks Animation SKG, Inc (Class A)	11,301
4,418,500		E for L Aim PCL	94
63,143	*	Entercom Communications Corp (Class A)	709
260,185		Entertainment One Ltd	641
229,700		Entravision Communications Corp (Class A)	1,771
37,588	*	Eros International plc	344
4,000,000	*	eSun Holdings Ltd	334
110,844		Eutelsat Communications	3,319
2,250,000	*	Evergrande Health Industry Group Ltd	669
147,267		EW Scripps Co (Class A)	2,798
6,241	*	Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret AS	79
354,000		Fuji Television Network, Inc	4,178
301,018	e	Gannett Co, Inc	4,904
143,111		Gestevision Telecinco S.A.	1,557
116,962	*,e	Global Eagle Entertainment, Inc	1,154
201,047	*	Gray Television, Inc	3,277
4,558,612		Grupo Televisa S.A.	24,953
112,034	*	Gruppo Editoriale L’Espresso S.p.A.	123
274,101		Hakuhodo DY Holdings, Inc	2,966
361,184		Harte-Hanks, Inc	1,170
281,620		Havas S.A.	2,370
34,797	*,e	Hemisphere Media Group, Inc	513
25,822		Hyundai Hy Communications & Network Co	76
475,625	*	IBN18 Broadcast Ltd	339
55,880	*	IHQ, Inc	97
233,618	*,e	Imax Corp	8,303
698,993		Informa plc	6,317
52,768	*	Innocean Worldwide, Inc	3,127
4,761,292		Interpublic Group of Cos, Inc	110,843
80,675		IPSOS	1,858
428,827		ITE Group plc	997
8,743,236		ITV plc	35,597
142,654		Jagran Prakashan Ltd	342
629,936		JC Decaux S.A.	24,148
35,087	*	Jcontentree Corp	166
7,024,183		John Fairfax Holdings Ltd	4,672
171,943		John Wiley & Sons, Inc (Class A)	7,743
63,137		Journal Media Group, Inc	759
378,689	*,e	Juventus Football Club S.p.A.	107
6,390		Kabel Deutschland Holding AG.	790
198,832		Kadokawa Dwango Corp	2,986
13,505		Kinepolis Group NV	607
21,383		KT Skylife Co Ltd	314
65,077		Lagardere S.C.A.	1,942
93,200	*,e	Lee Enterprises, Inc	157
43,778	*	Liberty Broadband Corp (Class A)	2,261
104,922	*	Liberty Broadband Corp (Class C)	5,441
46,310	*	Liberty Global plc	1,888
111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
363,303	*	Liberty Global plc (Class A)	$15,390
75	*	Liberty Global plc LiLAC (Class A)	3
287	*	Liberty Global plc LiLAC (Class C)	12
156,293	*	Liberty Media Corp	6,134
320,394	*	Liberty Media Corp (Class C)	12,201
795,021	e	Lions Gate Entertainment Corp	25,751
354,780	*	Live Nation, Inc	8,717
19,445		Loen Entertainment, Inc	1,386
32,975	*,e	Loral Space & Communications, Inc	1,342
49,255		M6-Metropole Television	847
44,797	*	Madison Square Garden Co	7,248
431,000		Major Cineplex Group PCL-Foreign	421
80,700	*,e	McClatchy Co (Class A)	98
693,818	e	MDC Partners, Inc	15,070
309,118	*,e	Media General, Inc	4,992
1,816,700		Media Prima BHD	537
3,044,261		Mediaset S.p.A.	12,615
2,320,000	*	Mei Ah Entertainment Group Ltd	234
105,604	e	Meredith Corp	4,567
48,286		Modern Times Group AB (B Shares)	1,233
182,482	*	MSG Networks, Inc	3,796
205,000		Multiplus S.A.	1,930
2,900		Nasmedia Co Ltd	123
831,616		Naspers Ltd (N Shares)	113,669
194,587		National CineMedia, Inc	3,057
259,021	e	New Media Investment Group, Inc	5,041
344,149		New York Times Co (Class A)	4,618
116,691		News Corp	1,559
28,331	e	News Corp (Class B)	395
77,398	e	Nexstar Broadcasting Group, Inc (Class A)	4,543
103,100	e	Next Co Ltd	1,264
13,519		Next Entertainment World Co Ltd	120
7,106		NextRadioTV	285
830,598		Nine Entertainment Co Holdings Ltd	1,144
48,711		Numericable SAS	1,770
232,802		Omnicom Group, Inc	17,614
464,028		Pearson plc	5,016
1,378,000		Phoenix Satellite Television Holdings Ltd	321
1,109,400	*	Plan B Media PCL	218
94,000		Poly Culture Group Corp Ltd	256
40,910	*,e	Promotora de Informaciones S.A.	232
880,406		ProSiebenSat. Media AG.	44,418
9,200		Proto Corp	127
7,172,534		PT Global MediaCom Tbk	568
5,763,163		PT Media Nusantara Citra Tbk	767
561,886		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	4,421
5,827,575		PT Surya Citra Media Tbk	1,299
6,492,500	*	PT Visi Media Asia Tbk	117
133,430		Publicis Groupe S.A.	8,872
18,643	*	PVR Ltd	226
82,620	e	Quebecor, Inc	2,023
112

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
155,682	g	RAI Way S.p.A	$798
227,728	*,e	RCS MediaGroup S.p.A.	153
96,988	e	REA Group Ltd	3,859
47,590	*	Reading International, Inc	624
3,736,913		Reed Elsevier NV	62,938
2,350,146		Reed Elsevier plc	41,447
71,352	e	Regal Entertainment Group (Class A)	1,346
110,850	*,e	Rentrak Corp	5,269
272,489		Rightmove plc	16,559
407,000		RS PCL	114
271,577		RTL Group	22,616
10,894	e	Saga Communications, Inc	419
64,265	e	Sanoma-WSOY Oyj	273
36,431	*	SBS Media Holdings Co Ltd	120
15,979		Schibsted ASA	525
81,180	*	Schibsted ASA (B Shares)	2,587
66,383		Scholastic Corp	2,560
333,581		Scripps Networks Interactive (Class A)	18,417
15,600		Septeni Holdings Co Ltd	346
150,363		SES Global S.A.	4,167
733,266	e	Shaw Communications, Inc (B Shares)	12,612
79,000		Shochiku Co Ltd	754
27,836	*	SHOWBOX Corp	174
165,580	e	Sinclair Broadcast Group, Inc (Class A)	5,388
1,311,001	e	Singapore Press Holdings Ltd	3,634
30,381	e	Sirius XM Canada Holdings, Inc	91
5,862,709	*,e	Sirius XM Holdings, Inc	23,861
61,072	*,e	Sizmek, Inc	223
688,147		Sky Network Television Ltd	2,156
277,400		Sky Perfect Jsat Corp	1,560
11,932,010		Sky plc	195,598
16,220	*	SM Entertainment Co	590
4,452,000	e	SMI Holdings Group Ltd	525
212,000		Smiles S.A.	1,858
741,380		Societe Television Francaise 1	8,232
32,477	*,e	Solocal Group	243
1,697,249		Southern Cross Media Group	1,402
267,800		Star Publications Malaysia BHD	146
463,787	*	Starz-Liberty Capital	15,537
91,787	e	Stroer Out-of-Home Media AG.	5,763
90,591		Sun TV Network Ltd	583
199,244		TEGNA, Inc	5,085
72,374	*	Telenet Group Holding NV	3,911
324,343		Television Broadcasts Ltd	1,333
1,652,182	e	Ten Network Holdings Ltd	203
584,794		Thomson Corp	22,134
472,492		Thomson Corp (Toronto)	17,896
723,991		Time Warner Cable, Inc	134,365
4,234,640		Time Warner, Inc	273,854
363,523		Time, Inc	5,696
45,800	e	Toei Animation Co Ltd	2,247
777,885		Toei Co Ltd	7,615
113

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
141,623		Toho Co Ltd	$3,919
138,200		Tohokushinsha Film Corp	957
44,100		Tokyo Broadcasting System, Inc	698
1,014,000	*	Tom Group Ltd	258
18,307	*,e	Townsquare Media, Inc	219
532,114		Tribune Co	17,991
119,838	e	Tribune Publishing Co	1,105
129,000		TV Asahi Corp	2,227
1,137,400	e	TV Azteca S.A. de C.V.	159
2,359,859		Twenty-First Century Fox, Inc	64,094
826,307		Twenty-First Century Fox, Inc (Class B)	22,500
384,866		United Business Media Ltd	2,983
81,746	*	Usen Corp	235
2,183,000		VGI Global Media PCL	223
17,481		Viacom, Inc	769
2,714,217		Viacom, Inc (Class B)	111,717
227,276	*	Videocon d2h Ltd (ADR)	2,018
69,834		Village Roadshow Ltd	375
2,749,600	*	Viva China Holdings Ltd	282
1,142,249		Vivendi Universal S.A.	24,532
5,377,753		Walt Disney Co	565,094
3,575,210	e	West Australian Newspapers Holdings Ltd	2,002
661,000	e	Wisdom Holdings Group	443
167,095		Wolters Kluwer NV	5,612
18,750	*	Woongjin Thinkbig Co Ltd	162
155,700		Workpoint Entertainment PCL	188
75,155	e	World Wrestling Entertainment, Inc (Class A)	1,341
5,000	*	Wowow, Inc	126
4,395,525		WPP plc	101,105
53,916	*,e	Yellow Pages Ltd	595
8,832		YG Entertainment, Inc	333
460,582	*	Zee Entertainment Enterprises Ltd	704
848,987		ZEE Telefilms Ltd	5,597
19,900		Zenrin Co Ltd	405
		TOTAL MEDIA	3,501,193

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.0%
32,815	*,e	AB Science S.A.	435
5,629,450		AbbVie, Inc	333,489
363,897		Abcam plc	3,565
33,115	*,e	Abeona Therapeutics, Inc	111
42,816	*,e	Ablynx NV	739
229,873	*,e	Acadia Pharmaceuticals, Inc	8,195
54,875	*,e	Accelerate Diagnostics, Inc	1,179
53,184	*,e	Acceleron Pharma, Inc	2,593
493,666	*,e	Achillion Pharmaceuticals, Inc	5,327
12,953	*	Aclaris Therapeutics, Inc	349
137,805	*,e	Acorda Therapeutics, Inc	5,895
125,051		Actelion Ltd	17,375
27,337	*	Adamas Pharmaceuticals, Inc	774
42,394		Adcock Ingram Holdings Ltd	137
114

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,585	*	Adocia	$205
44,837	*,e	Aduro Biotech, Inc	1,262
73,548	*,e	Advaxis, Inc	740
62,917	*,e	Aegerion Pharmaceuticals, Inc	635
89,125	*,e	Aerie Pharmaceuticals, Inc	2,170
38,172	*,e	Affimed NV	272
254,620	*,e	Affymetrix, Inc	2,569
188,353	*,e	Agenus, Inc	855
24,883	*,e	Agile Therapeutics, Inc	243
1,643,193		Agilent Technologies, Inc	68,702
47,003	*,e	Agios Pharmaceuticals, Inc	3,051
42,927	*,e	Aimmune Therapeutics, Inc	792
19,528		Ajanta Pharma Ltd	391
66,156	*	Akebia Therapeutics, Inc	855
143,031	*,e	Akorn, Inc	5,336
63,937	*,e	Albany Molecular Research, Inc	1,269
58,540	*,e	Alder Biopharmaceuticals, Inc	1,934
90,079		Alembic Pharmaceuticals Ltd	946
1,024,677	*	Alexion Pharmaceuticals, Inc	195,457
76,196	*,e	Alimera Sciences, Inc	184
5,198		ALK-Abello AS	661
231,599	*	Alkermes plc	18,384
1,986,320	*	Allergan plc	620,725
108,161	*	Alnylam Pharmaceuticals, Inc	10,182
93,819	*,e	AMAG Pharmaceuticals, Inc	2,832
2,289,164		Amgen, Inc	371,600
6,448		Amicogen, Inc	360
286,459	*,e	Amicus Therapeutics, Inc	2,779
114,333	*,e	Amphastar Pharmaceuticals, Inc	1,627
158,878	*	Anacor Pharmaceuticals, Inc	17,948
28,668	*,e	ANI Pharmaceuticals, Inc	1,294
184,595	*,e	Anthera Pharmaceuticals, Inc	857
51,636	*	Applied Genetic Technologies Corp	1,053
77,027	*,e	Aratana Therapeutics, Inc	430
39,241	*	Ardelyx, Inc	711
692,582	*,e	Arena Pharmaceuticals, Inc	1,316
538,599	*,e	Ariad Pharmaceuticals, Inc	3,366
346,521	*,e	Array Biopharma, Inc	1,462
146,813	*,e	Arrowhead Research Corp	903
136,683		Ascendis Health Ltd	180
17,200		ASKA Pharmaceutical Co Ltd	212
411,318		Aspen Pharmacare Holdings Ltd	8,212
38,544	*,e	Assembly Biosciences, Inc	289
2,195,903		Astellas Pharma, Inc	31,260
29,496	*,e	Asterias Biotherapeutics, Inc	116
5,855	*	AstraZeneca Pharma India Ltd	110
1,648,938		AstraZeneca plc	111,381
274,300	e	AstraZeneca plc (ADR)	9,312
63,147	*,e	Atara Biotherapeutics, Inc	1,668
14,616	*,e	aTyr Pharma, Inc	144
494,194		Aurobindo Pharma Ltd	6,518
95,012	*,e	Avalanche Biotechnologies, Inc	905
115

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
32,600	*,e	Axovant Sciences Ltd	$588
8,506	*,e	Basilea Pharmaceutica	818
47,954	*,e	Bavarian Nordic AS	2,478
1,676,330		Baxalta, Inc	65,427
1,226,850		Bayer AG.	153,222
272,000	e	Beijing Tong Ren Tang Chinese Medicine Co Ltd	346
21,465	*,e	Bellicum Pharmaceuticals, Inc	435
21,478	*	Binex Co Ltd	292
132,527		Biocon Ltd	1,034
273,132	*,e	BioCryst Pharmaceuticals, Inc	2,819
121,829	*,e	BioDelivery Sciences International, Inc	584
11,564		Biogaia AB (B Shares)	385
761,791	*	Biogen Idec, Inc	233,375
844,050	*	BioMarin Pharmaceutical, Inc	88,423
72,047	*	Bio-Rad Laboratories, Inc (Class A)	9,990
43,650	*	Biospecifics Technologies Corp	1,876
94,758		Bio-Techne Corp	8,528
6,201		Biotest AG.	126
17,422	e	Biotest AG. (Preference)	290
142,584	*,e	BioTime, Inc	585
1,531,547	*	Biovitrum AB	24,293
65,039	*,e	Bluebird Bio, Inc	4,177
25,004	*,e	Blueprint Medicines Corp	659
14,922		Boiron S.A.	1,208
19,462		Boryung Pharmaceutical Co Ltd	927
4,839,803		Bristol-Myers Squibb Co	332,930
257,400	*,e	Bruker BioSciences Corp	6,247
332,618	*	BTG plc	3,370
21,643		Bukwang Pharmaceutical Co Ltd	465
92,219		Cadila Healthcare Ltd	456
27,981	*,e	Calithera Biosciences, Inc	214
178,565	*	Cambrex Corp	8,409
90,539	*	Cara Therapeutics Inc	1,526
44,559	*,e	Carbylan Therapeutics, Inc	161
290,498	*	Catalent, Inc	7,271
200,032	*,e	Catalyst Pharmaceuticals, Inc	490
3,652,764	*	Celgene Corp	437,455
5,338		Cell Biotech Co Ltd	257
292,623	*,e	Celldex Therapeutics, Inc	4,588
21,302	*,e	Cellectis S.A.	642
10,778	*	Celltrion Pharm Inc	160
134,862	*,e	Celltrion, Inc	9,622
25,003	*	Cellular Biomedicine Group, Inc	537
88,555	*,e	Cempra, Inc	2,757
135,485		Center Laboratories, Inc	304
204,231	*	Cepheid, Inc	7,461
112,065	*	Charles River Laboratories International, Inc	9,009
81,299	*,e	ChemoCentryx, Inc	659
32,248	*,e	Chiasma, Inc	631
124,724	*	Chimerix, Inc	1,116
10,235,300	*,e,m	China Animal Healthcare Ltd	13
740,000	*	China Grand Pharmaceutical and Healthcare Holdings Ltd	175
116

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,410,000		China Medical System Holdings Ltd	$2,066
19,235,000	*,e	China Regenerative Medicine International Ltd	1,012
765,000		China Shineway Pharmaceutical Group Ltd	971
2,635		Chong Kun Dang Pharm Corp	247
34,894		Chong Kun Dang Pharmaceutical Corp	2,826
11,069		Choongwae Pharma Corp	340
239,600		Chugai Pharmaceutical Co Ltd	8,352
11,916	*,e	Cidara Therapeutics, Inc	204
883,642		Cipla Ltd	8,662
2,556,000		CK Life Sciences International Holdings, Inc	230
108,934		Clinigen Group plc	1,147
90,239	*,e	Clovis Oncology, Inc	3,158
8,800	e	CMIC Co Ltd	112
721,694	*,e	Coherus Biosciences, Inc	16,570
23,363	*,e	Collegium Pharmaceutical, Inc	642
91,931	*	Concert Pharmaceuticals Inc	1,744
37,077	e	Concordia Healthcare Corp	1,515
889,000	e	Consun Pharmaceutical Group Ltd	583
181,428	*,e	Corcept Therapeutics, Inc	904
24,273	*,e	Corium International, Inc	197
75,434	*,e	CorMedix, Inc	153
13,108	*	Cosmo Pharmaceuticals S.A.	2,123
819,890		CSL Ltd	62,508
5,268,777		CSPC Pharmaceutical Group Ltd	5,372
12,872	*	CTC BIO, Inc	167
587,519	*,e	CTI BioPharma Corp	723
273,819	*,e	Curis, Inc	797
213,666	*,e	Cytokinetics, Inc	2,235
17,210	*,e	CytomX Therapeutics, Inc	359
176,731	*,e	CytRx Corp	468
10,763		Dae Hwa Pharmaceutical Co Ltd	336
7,535	*	Daehan New Pharm Co Ltd	99
9,753		Daewon Pharmaceutical Co Ltd	145
7,314		Daewoong Co Ltd	350
4,481		Daewoong Pharmaceutical Co Ltd	268
1,779,480		Daiichi Sankyo Co Ltd	36,728
364,023	e	Dainippon Sumitomo Pharma Co Ltd	4,289
1,232,000		Dawnrays Pharmaceutical Holdings Ltd	955
17,571	*,e	DBV Technologies S.A.	1,266
196,686	*,e	Depomed, Inc	3,566
55,772	*	Dermira, Inc	1,930
66,003	*,e	Dicerna Pharmaceuticals Inc	783
148,289		Dishman Pharmaceuticals & Chemicals Ltd	762
111,483		Divi S Laboratories Ltd	1,942
1,968		Dong-A Pharmaceutical Co Ltd	282
3,734		Dong-A ST Co Ltd	463
12,283		DongKook Pharmaceutical Co Ltd	608
207,583		Dr Reddy’s Laboratories Ltd	9,745
281,061	*,e	Durect Corp	621
458,551	*	Dyax Corp	17,251
111,967	*	Dynavax Technologies Corp	2,705
23,559	*,e	Eagle Pharmaceuticals, Inc	2,089
117

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
17,676	*,e	Edge Therapeutics, Inc	$221
267,021		Eisai Co Ltd	17,664
4,448,914		Eli Lilly & Co	374,865
84,489	*	Emergent Biosolutions, Inc	3,380
46,222	*,e	Enanta Pharmaceuticals, Inc	1,526
1,026,879	*,e	Endo International plc	62,866
103,292	*,e	Endocyte, Inc	414
74,280	*,e	Epizyme, Inc	1,190
21,800	e	EPS Co Ltd	240
45,327	*,e	Esperion Thereapeutics, Inc	1,009
278,000		Essex Bio-technology Ltd	173
19,673		Eurofins Scientific	6,862
104,050	*	Evotec AG.	467
252,718	*,e	Exact Sciences Corp	2,333
621,413	*,e	Exelixis, Inc	3,505
503,196		Faes Farma S.A. (Sigma)	1,504
86,030		FDC Ltd	299
63,983	*,e	Fibrocell Science, Inc	291
197,063	*,e	FibroGen, Inc	6,005
124,208	*	Five Prime Therapeutics, Inc	5,155
9,662	*,e	Flex Pharma, Inc	120
35,611	*,e	Flexion Therapeutics Inc	686
73,920	*,e	Fluidigm Corp	799
59,676	*,e	Foamix Pharmaceuticals Ltd	484
28,185	*,e	Foundation Medicine, Inc	594
74,000		Fuji Pharma Co Ltd	1,341
28,713	*	Galapagos NV	1,773
436,071	*,e	Galena Biopharma, Inc	641
4,036	*	Genexine Co Ltd	319
16,646	*,e	Genfit	586
65,857	*	Genmab AS	8,757
125,883	*,e	Genocea Biosciences Inc	663
43,541	*,e	Genomic Health, Inc	1,533
1,889,600	*,e	Genomma Lab Internacional S.A. de C.V.	1,519
76,634		Genus plc	1,757
580,840	*,e	Geron Corp	2,811
32,271		Gerresheimer AG.	2,522
5,432,365		Gilead Sciences, Inc	549,701
6,388,032		GlaxoSmithKline plc	129,012
155,863		Glenmark Pharmaceuticals Ltd	2,164
26,683	*,e	Global Blood Therapeutics, Inc	863
46,785	*	Granules India Ltd	105
5,157		Green Cross Corp	798
79,714		Green Cross Holdings Corp	2,825
227,512		Grifols S.A.	10,516
203,113	*,e	GW Pharmaceuticals plc	1,180
1,932,719	*,e	H Lundbeck AS	65,993
342,321	*,e	Halozyme Therapeutics, Inc	5,932
23,063	*	Han All Pharmarceutical Co	254
14,012		Hanmi Holdings Co Ltd	1,519
6,274		Hanmi Pharm Co Ltd	3,843
88,204	*,e	Harvard Bioscience, Inc	306
118

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
82,015	*,e	Heron Therapeutics, Inc	$2,190
13,250	*	Heska Corp	513
411,238		Hikma Pharmaceuticals plc	13,941
166,313		Hisamitsu Pharmaceutical Co, Inc	6,982
7,872,062	e	Hua Han Bio-Pharmaceutical Holdings Ltd	1,091
4,558	*	Humedix Co Ltd	236
7,235		Huons Co Ltd	557
8,529	*	Hutchison China MediTech Ltd	351
221,979	*,e	Idera Pharmaceuticals, Inc	686
79,756	*,e	Ignyta, Inc	1,069
83,105		Il Dong Pharmaceutical Co Ltd	1,769
564,303	*	Illumina, Inc	108,315
13,024	*	Ilyang Pharmaceutical Co Ltd	537
28,227	*,e	Immune Design Corp	567
231,906	*,e	Immunogen, Inc	3,147
239,745	*,e	Immunomedics, Inc	736
199,239	*	Impax Laboratories, Inc	8,519
133,113	*	INC Research Holdings, Inc	6,457
558,165	*	Incyte Corp	60,533
1,704,039		Indivior plc	4,709
19,038		Indoco Remedies Ltd	94
210,048	*,e	Infinity Pharmaceuticals, Inc	1,649
34,760	*	Innate Pharma S.A.	510
176,252	*,e	Inovio Pharmaceuticals, Inc	1,184
196,546	*	Insmed, Inc	3,567
309,579	*,e	Insys Therapeutics, Inc	8,863
26,401	*,e	Intercept Pharmaceuticals, Inc	3,943
48,178	*,e	Intersect ENT, Inc	1,084
77,845	*,e	Intra-Cellular Therapies, Inc	4,187
87,723	*,e	Intrexon Corp	2,645
11,974	*	iNtRON Biotechnology, Inc	547
20,743	*,e	Invitae Corp	170
233,405	*,e	Ionis Pharmaceuticals, Inc	14,455
66,742		Ipca Laboratories Ltd	746
287,467		Ipsen	19,047
316,465	*	Ironwood Pharmaceuticals, Inc	3,668
16,700	*,e	Japan Tissue Engineering Co Lt	151
286,354	*	Jazz Pharmaceuticals plc	40,250
11,300	e	JCR Pharmaceuticals Co Ltd	246
15,207		Jeil Pharmaceutical Co	494
8,281,352		Johnson & Johnson	850,660
154,796	*,e	Juno Therapeutics, Inc	6,806
28,567		JW Holdings Corp	211
77,600		Kaken Pharmaceutical Co Ltd	5,303
59,130	*,e	Karyopharm Therapeutics, Inc	783
260,426	*,e	Keryx Biopharmaceuticals, Inc	1,315
93,000		Kissei Pharmaceutical Co Ltd	2,333
126,958	*,e	Kite Pharma, Inc	7,823
65,412	*	Knight Therapeutics, Inc	365
4,243		Kolon Life Science, Inc	710
31,213	*	Komipharm International Co Ltd	1,018
163,431		Kwang Dong Pharmaceutical Co Ltd	1,540
119

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
9,886	*	Kyongbo Pharmaceutical Co Ltd	$118
44,636		Kyorin Co Ltd	930
421,091		Kyowa Hakko Kogyo Co Ltd	6,626
15,888		Kyungdong Pharm Co Ltd	264
33,058	*,e	La Jolla Pharmaceutical Co	893
227,417		Laboratorios Almirall S.A.	4,596
13,028		Laboratorios Farmaceuticos Rovi S.A	204
100,352	*,e	Lannett Co, Inc	4,026
248,500	e	Lee’s Pharmaceutical Holdings Ltd	310
132,694	*,e	Lexicon Pharmaceuticals, Inc	1,766
11,237	*	LG Life Sciences Ltd	573
50,258	*,e	Ligand Pharmaceuticals, Inc (Class B)	5,449
112,930	*,e	Lion Biotechnologies, Inc	872
176,670		Livzon Pharmaceutical Group, Inc	846
414,133		Lonza Group AG.	67,352
77,000	*	Lotus Pharmaceutical Co Ltd	162
20,340	*,e	Loxo Oncology, Inc	579
112,995	*	Luminex Corp	2,417
332,722		Lupin Ltd	9,206
1,721,500	*,e	Luye Pharma Group Ltd	1,791
7,802		Macrogen, Inc	228
85,362	*	MacroGenics, Inc	2,644
307,286	*	Mallinckrodt plc	22,933
611,112	*,e	MannKind Corp	886
621,535		Marksans Pharma Ltd	980
560,206	*	Mayne Pharma Group Ltd	572
222,186		Meda AB (A Shares)	2,801
71,910	*,e	Medgenics, Inc	433
241,168	*,e	Medicines Co	9,005
91,918	*	Medigen Biotechnology Corp	238
435,559	*	Medivation, Inc	21,055
67,359		Medivir AB	520
8,634		Medy-Tox, Inc	3,731
259,100		Mega Lifesciences PCL	119
8,022,320		Merck & Co, Inc	423,739
240,037		Merck KGaA	23,241
4,376,660	*,e	Merrimack Pharmaceuticals, Inc	34,576
190,038	*,e	Mesoblast Ltd	254
95,896	*	Mettler-Toledo International, Inc	32,521
264,923	*,e	MiMedx Group, Inc	2,482
28,194	*,e	Mirati Therapeutics, Inc	891
11,400		Mochida Pharmaceutical Co Ltd	808
5,207	*	Molecular Partners AG.	181
152,357	*	Momenta Pharmaceuticals, Inc	2,261
94,813	*	Morphosys AG.	5,900
2,128,794	*,e	Mylan NV	115,104
172,948	*,e	Myriad Genetics, Inc	7,464
31,700	*,e	NanoCarrier Co Ltd	272
33,609	*,e	NanoString Technologies, Inc	494
12,979	*,e	NantKwest, Inc	225
81,410		Natco Pharma Ltd	712
21,466	*,e	Natera, Inc	232
120

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
13,627	*	Naturalendo Tech Co Ltd	$239
397,485	*,e	Navidea Biopharmceuticals, Inc	529
334,292	*,e	Nektar Therapeutics	5,633
153,098	*,e	NeoGenomics, Inc	1,205
11,977	*,e	Neos Therapeutics, Inc	172
263,014	*	Neurocrine Biosciences, Inc	14,879
4,676	*,e	Neuroderm Ltd	80
91,913	*,e	NewLink Genetics Corp	3,345
9,771	*,e	Newron Pharmaceuticals S.p.A	250
54,650		Nichi-iko Pharmaceutical Co Ltd	1,302
43,000	e	Nippon Shinyaku Co Ltd	1,589
4,377	*	Nivalis Therapeutics, Inc	34
123,622	*,e	Northwest Biotherapeutics, Inc	396
4,762,452		Novartis AG.	409,663
803,222	*,e	Novavax, Inc	6,739
3,356,034		Novo Nordisk AS	194,308
164,000	*	OBI Pharma, Inc	3,257
110,257	*,e	Ocata Therapeutics, Inc	928
38,952	*,e	Ocular Therapeutix, Inc	365
93,297	*,e	Omeros Corp	1,468
78,098	*,e	OncoMed Pharmaceuticals, Inc	1,760
109,800	*,e	OncoTherapy Science, Inc	276
240,555	*,e	Oncothyreon, Inc	534
130,923		Oneness Biotech Co Ltd	155
150,651		Ono Pharmaceutical Co Ltd	26,863
105,788	*	Ophthotech Corp	8,308
613,553	*,e	Opko Health, Inc	6,166
508,887	*,e	Orexigen Therapeutics, Inc	875
15,760	*	Orexo AB	117
239,440	*,e	Organovo Holdings, Inc	596
95,674		Orion Oyj (Class B)	3,310
43,924	e	Osiris Therapeutics, Inc	456
37,907	*	Otonomy, Inc	1,052
836,520		Otsuka Holdings KK	29,721
128,700		Ouro Fino Saude Animal Participacoes S.A.	1,136
58,137	*,e	OvaScience, Inc	568
158,237	*,e	Pacific Biosciences of California, Inc	2,078
91,323	*,e	Pacira Pharmaceuticals, Inc	7,013
1,782,786	*,e	Paion AG.	4,359
31,387	*,e	Paratek Pharmaceuticals, Inc	595
184,833	*	Parexel International Corp	12,591
406,563	e	PDL BioPharma, Inc	1,439
24,000	*,e	PeptiDream, Inc	764
513,346	*,e	Peregrine Pharmaceuticals, Inc	601
369,946		PerkinElmer, Inc	19,818
112,301	*,e	Pernix Therapeutics Holdings, Inc	331
476,866		Perrigo Co plc	69,003
91,641	*	Pfenex, Inc	1,135
18,338		Pfizer Ltd	652
24,137,935		Pfizer, Inc	779,173
145,156	*,e	Pharma Mar S.A.	395
3,775	*	PHARMA RESEARCH PRODUCTS Co Ltd	231
121

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
50,861		PharmaEngine Inc	$370
16,000		Pharmally International Holding Co Ltd	175
18,341	*	Pharmstandard (GDR)	77
80,241	e	Phibro Animal Health Corp	2,418
112,025		Piramal Healthcare Ltd	1,701
159,598	*	Portola Pharmaceuticals, Inc	8,211
241,468	*,e	Pozen, Inc	1,649
71,067	*,e	PRA Health Sciences, Inc	3,217
178,064	*	Prestige Brands Holdings, Inc	9,167
174,817	*,e	Progenics Pharmaceuticals, Inc	1,072
480,022	*,e	ProMetic Life Sciences, Inc	1,166
14,444	*,e	Proteon Therapeutics, Inc	224
89,691	*,e	Prothena Corp plc	6,109
26,012,482		PT Kalbe Farma Tbk	2,475
106,305	*,e	PTC Therapeutics, Inc	3,444
45,585	*,e	Puma Biotechnology, Inc	3,574
96,785	*	PureTech Health plc	233
237,450	*	Qiagen NV	6,436
481,126	*	Qiagen NV (NASDAQ)	13,303
249,210	*	Quintiles Transnational Holdings, Inc	17,111
103,214	*	Radius Health, Inc	6,352
200,306	*	Raptor Pharmaceutical Corp	1,042
25,904	e	Recipharm AB	388
281,011		Recordati S.p.A.	7,332
192,229	*	Regeneron Pharmaceuticals, Inc	104,355
15,184	*,e	REGENXBIO, Inc	252
69,885	*,e	Regulus Therapeutics, Inc	609
124,432	*,e	Relypsa, Inc	3,526
103,302	*	Repligen Corp	2,922
100,915	*	Retrophin, Inc	1,947
43,983	*,e	Revance Therapeutics, Inc	1,502
3,906		Reyon Pharmaceutical Co Ltd	125
139,646		Richter Gedeon Rt	2,636
624,359	*	Rigel Pharmaceuticals, Inc	1,892
1,254,163		Roche Holding AG.	347,539
123,600		Rohto Pharmaceutical Co Ltd	2,466
40,744	*,e	Sage Therapeutics, Inc	2,375
57,661	*	Sagent Pharmaceuticals	917
49,462		Samjin Pharmaceutical Co Ltd	972
20,842	*	Samsung Pharmaceutical Co Ltd	161
176,908	*,e	Sangamo Biosciences, Inc	1,615
20,089		Sanofi India Ltd	1,326
2,366,556		Sanofi-Aventis	201,682
605,400		Santen Pharmaceutical Co Ltd	9,967
3,249	*,e	Santhera Pharmaceutical Holding AG.	290
110,733	*,e	Sarepta Therapeutics, Inc	4,272
77,900		Sawai Pharmaceutical Co Ltd	5,333
130,788	*	Sciclone Pharmaceuticals, Inc	1,203
201,776		Scinopharm Taiwan Ltd	329
197,146	*,e	Seattle Genetics, Inc	8,848
48,720		Seegene, Inc	1,551
122

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
650,600		Seikagaku Corp	$9,694
319,874	*,e	Sequenom, Inc	525
12,997	*	Sequent Scientific Ltd	245
19,731	*,e	Seres Therapeutics, Inc	692
394,000		Shandong Luoxin Pharmacy Stock Co Ltd	628
748,000		Shandong Xinhua Pharmaceutical Co Ltd	492
240,000		Shanghai Dingli Technology Dev	199
566,067	e	Shanghai Fosun Pharmaceutical Group Co Ltd	1,638
266,000	e	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co Ltd	285
15,208	*	Shilpa Medicare Ltd	114
623,195		Shionogi & Co Ltd	28,187
1,072,512		Shire Ltd	73,582
3,064		Siegfried Holding AG.	600
18,877,032	m	Sihuan Pharmaceutical Holdings	5,331
16,223,898		Sino Biopharmaceutical	14,668
115,597		Sirtex Medical Ltd	3,350
186,401	*	Skyepharma plc	1,086
976,029	*,m	Skyline Venture Fund III Ltd	10
152,105	*,e	Sorrento Therapeutics, Inc	1,325
12,100	e	Sosei Group	988
45,982	*,e	Spark Therapeutics, Inc	2,083
170,227	*,e	Spectrum Pharmaceuticals, Inc	1,026
2,611,703	e	SSY Group Ltd	671
218,016		Stada Arzneimittel AG.	8,792
2,694	*	Stallergenes Greer plc	94
48,461	*	Stemline Therapeutics, Inc	306
144,005		Strides Arcolab Ltd	2,795
170,559	*	Sucampo Pharmaceuticals, Inc (Class A)	2,949
56,762	*	Sun Pharma Advanced Research Company Ltd	290
1,861,377	*	Sun Pharmaceutical Industries Ltd	23,026
114,372	*	Supernus Pharmaceuticals, Inc	1,537
44,105	*	Suven Life Sciences Ltd	177
277,480	*,e	Synergy Pharmaceuticals, Inc	1,573
23,787	*,e	T2 Biosystems, Inc	260
209,000	*	Taigen Biopharmaceuticals Holdings Ltd	214
49,631		Taisho Pharmaceutical Holdings Co Ltd	3,505
36,339	*	Taiwan Liposome Co Ltd	162
42,300	e	Takara Bio, Inc	422
833,564		Takeda Pharmaceutical Co Ltd	41,561
405,974		Tanabe Seiyaku Co Ltd	6,994
16,792	*	Taro Pharmaceutical Industries Ltd	2,595
9,606		Tecan Group AG.	1,556
99,876	*,e	Teligent, Inc	889
77,203	*,e	TESARO, Inc	4,039
109,415	*,e	Tetraphase Pharmaceuticals, Inc	1,097
1,313,648		Teva Pharmaceutical Industries Ltd	85,704
435,751		Teva Pharmaceutical Industries Ltd (ADR)	28,603
86,389	*,e	TG Therapeutics, Inc	1,031
317,446	*,e	TherapeuticsMD, Inc	3,292
64,293	*,e	Theravance Biopharma, Inc	1,054
210,350	*,e	Theravance, Inc	2,217
1,233,360		Thermo Electron Corp	174,952
123

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
162,958	*	Threshold Pharmaceuticals, Inc	$78
6,439	*,e	Tobira Therapeutics, Inc	65
26,483	*,e	Tokai Pharmaceuticals, Inc	231
1,457,000	e	Tong Ren Tang Technologies Co Ltd	2,384
29,600		Torii Pharmaceutical Co Ltd	679
72,700		Towa Pharmaceutical Co Ltd	4,521
157,331	*	Trevena, Inc	1,652
146,793	*,e	Trovagene, Inc	793
70,792		Tsumura & Co	1,966
845,917		TTY Biopharm Co Ltd	3,009
62,000	*	TWi Pharmaceuticals, Inc	348
297,916		UCB S.A.	26,891
132,479	*	Ultragenyx Pharmaceutical, Inc	14,861
62,237		Unichem Laboratories Ltd	251
423,500	*	United Laboratories Ltd	233
152,095	*	United Therapeutics Corp	23,820
533,395	*	Valeant Pharmaceuticals International, Inc	54,184
40,277	*,e	Valneva SE	166
103,460	*,e	Vanda Pharmaceuticals, Inc	963
481,514	*	Vectura Group plc	1,249
92,700	*,e	Verastem, Inc	172
57,408	*,e	Versartis, Inc	711
704,385	*	Vertex Pharmaceuticals, Inc	88,633
3,678	e	Virbac S.A.	878
11,838	*	ViroMed Co Ltd	1,830
35,308	*,e	Vitae Pharmaceuticals, Inc	639
72,021	*	Vital Therapies, Inc	830
30,828		Vitrolife AB	1,048
274,810	*,e	Vivus, Inc	280
12,039	*	Voyager Therapeutics, Inc	264
5,424	*,e	vTv Therapeutics, Inc	37
106,506	*,e	VWR Corp	3,015
273,403	*	Waters Corp	36,795
11,415		Whanin Pharmaceutical Co Ltd	189
1,668,000	*,e	Winteam Pharmaceutical Group Ltd	1,125
50,637	*	Wockhardt Ltd	1,163
9,992	*,e	XBiotech, Inc	109
86,898	*,e	Xencor Inc	1,270
182,118	*,e	Xenoport, Inc	1,000
9,301		Yuhan Corp	2,146
85,819	*	Yungjin Pharmaceutical Co Ltd	154
379,050		YungShin Global Holding Corp	554
41,391	*,e	Zafgen, Inc	260
10,238	*,e	Zealand Pharma AS	224
30,100		Zeria Pharmaceutical Co Ltd	399
345,403	*,e	ZIOPHARM Oncology, Inc	2,870
1,683,483		Zoetis Inc	80,672
62,448	*,e	Zogenix, Inc	920
7,863	*,e	Zynerba Pharmaceuticals, Inc	79
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	10,229,872
124

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
REAL ESTATE - 4.0%
16,950,000		8990 Holdings, Inc	$2,558
588,857		Abacus Property Group	1,366
173,833		Acadia Realty Trust	5,763
789		Activia Properties Inc	3,353
20,016	*	ADLER Real Estate AG.	309
20,729	*,g	ADO Properties S.A.	597
1,383		Advance Residence Investment Corp	3,041
11,655		Aedifica S.A.	767
35,276		Aeon Mall Co Ltd	605
4,350	e	AEON REIT Investment Corp	5,148
10,966		Africa Israel Properties Ltd	116
68,356		AG Mortgage Investment Trust	878
3,851,018	e	Agile Property Holdings Ltd	2,138
53,816		Agree Realty Corp	1,829
1,432,984		AIMS AMP Capital Industrial REIT	1,389
45,819	*	Airport City Ltd	412
19,700		Airport Facilities Co Ltd	94
3,735,741	*	Aldar Properties PJSC	2,337
122,036	e	Alexander & Baldwin, Inc	4,309
5,245		Alexander’s, Inc	2,015
109,481		Alexandria Real Estate Equities, Inc	9,893
77,900		Aliansce Shopping Centers S.A.	214
11,614,681	e	Allco Commercial Real Estate Investment Trust	10,385
33,150		Allied Properties Real Estate Investment Trust	756
16,417		Allreal Holding AG.	2,190
88,491		Alony Hetz Properties & Investments Ltd	641
101,535		Alstria Office REIT-AG.	1,353
2,702	*,e	Altisource Asset Management Corp	46
91,065	*,e	Altisource Portfolio Solutions S.A.	2,533
200,552		Altisource Residential Corp	2,489
29,007		Altus Group Ltd	406
1,447,400		Amata Corp PCL (Foreign)	491
1,625,878		Amer Group Holding	93
132,934		American Assets Trust,Inc	5,098
132,221		American Campus Communities, Inc	5,466
831,001		American Capital Agency Corp	14,410
120,555		American Capital Mortgage, Inc	1,683
147,348		American Homes 4 Rent	2,455
85,256	e	American Residential Properties, Inc	1,611
1,013,668		American Tower Corp	98,275
177,030		Amot Investments Ltd	569
4,497,800		Ananda Development PCL	519
1,469,851		Anant Raj Industries Ltd	924
4,963		ANF Immobilier	112
2,132,729		Annaly Capital Management, Inc	20,005
244,626		Anworth Mortgage Asset Corp	1,064
6,057,760		AP Thailand PCL (Foreign)	896
498,262		Apartment Investment & Management Co (Class A)	19,945
184,404	e	Apollo Commercial Real Estate Finance, Inc	3,177
373,189	e	Apple Hospitality REIT, Inc	7,453
134,492	e	Ares Commercial Real Estate Corp	1,539
1,591,948	e	Argosy Property Ltd	1,245
125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
192,911		Armada Hoffler Properties, Inc	$2,022
101,231		ARMOUR Residential REIT, Inc	2,203
1,022,111		Arrowhead Properties Ltd	560
917,495	e	Arrowhead Properties Ltd (Class A)	501
67,072		Artis Real Estate Investment Trust	620
630,200		Ascendas Hospitality Trust	329
1,550,900	e	Ascendas India Trust	952
648,387		Ascendas REIT	1,039
1,840,302		Ascott Residence Trust	1,535
125,245		Ashford Hospitality Prime, Inc	1,816
205,069		Ashford Hospitality Trust, Inc	1,294
449,575	*,e	Attacq Ltd	530
34,700	*,e	AV Homes, Inc	445
447,723		AvalonBay Communities, Inc	82,439
952,439		Aveo Group	2,171
70,946		Axia Real Estate SOCIMI S.A.	1,018
1,011,895		Axis Real Estate Investment Trust	387
9,052,030		Ayala Land, Inc	6,617
29,916		Azrieli Group	1,114
9,467,500		Bangkokland PCL	377
116,411	*	Barwa Real Estate Co	1,274
1,425		Bayside Land Corp	430
24,400		Befimmo SCA Sicafi	1,456
4,452,000		Beijing Capital Land Ltd	2,025
4,392,000	*	Beijing Enterprises Medical & Health Group Ltd	372
684,000	e	Beijing North Star Co	225
2,186,000	*,e	Beijing Properties Holdings Ltd	179
5,087,950		Belle Corp	313
9,231,734	e	Beni Stabili S.p.A.	6,958
468,399		Big Yellow Group plc	5,556
106,222		BioMed Realty Trust, Inc	2,516
198,221		Blackstone Mortgage Trust, Inc	5,304
964	*,e	BLife Investment Corp	1,995
73,077	e	Bluerock Residential Growth REIT, Inc	866
36,522		Boardwalk Real Estate Investment Trust	1,252
526,207		Boston Properties, Inc	67,112
1,070,335		BR Malls Participacoes S.A.	2,982
161,308		BR Properties S.A.	342
109,550		Brandywine Realty Trust	1,496
1,996,563		British Land Co plc	23,102
1,730,937		Brixmor Property Group, Inc	44,693
1,212,862	e	Brookfield Asset Management, Inc	38,261
17,694		Brookfield Canada Office Properties	333
1,188		Brookfield Property Partners LP (Toronto)	28
1,436,375	e	Bunnings Warehouse Property Trust	3,290
188,963		BUWOG AG.	4,099
34,321,726		C C Land Holdings Ltd	10,658
64,361		CA Immobilien Anlagen AG.	1,177
664,300	e	Cache Logistics Trust	425
783,309		Cambridge Industrial Trust	312
106,387		Camden Property Trust	8,166
497,632		Campus Crest Communities, Inc	3,384
126

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
221,736		Canadian Apartment Properties REIT	$4,301
34,447		Canadian Real Estate Investment Trust	1,047
739,400		CapitaCommercial Trust	702
828,447		Capital & Counties Properties	5,371
3,468,180		CapitaLand Ltd	8,152
1,614,281		CapitaMall Trust	2,190
1,433,500		CapitaMalls Malaysia Trust	461
474,232		CapitaRetail China Trust	497
239,531	e	Capstead Mortgage Corp	2,094
215,421		Care Capital Properties, Inc	6,585
129,273	e	CareTrust REIT, Inc	1,416
2,910,000	*,e	Carnival Group International Holdings Ltd	375
488,422		Castellum AB	6,956
100,902		CatchMark Timber Trust Inc	1,141
1,886,000		Cathay Real Estate Development Co Ltd	768
679,999		CBL & Associates Properties, Inc	8,412
1,964,852	*	CBRE Group, Inc	67,945
556,200		CDL Hospitality Trusts	519
15,000,000		Cebu Holdings, Inc	1,650
268,143		Cedar Shopping Centers, Inc	1,898
149,970	e	Cedar Woods Properties Ltd	443
1,281,000	e	Central China Real Estate Ltd	267
1,176,600		Central Pattana PCL (ADR)	1,529
1,203,800		Central Pattana PCL (Foreign)	1,564
12,066,198		Century Properties Group, Inc	144
6,083,636		Champion Real Estate Investment Trust	3,037
749,314		Charter Hall Group	2,461
158,122		Chatham Lodging Trust	3,238
250,111		Chesapeake Lodging Trust	6,293
4,221,691		Cheuk Nang Holdings Ltd	3,159
4,548,010		Cheung Kong Property Holdings Ltd	29,421
528,711		Chimera Investment Corp	7,212
3,941,500	e	China Aoyuan Property Group Ltd	825
1,294,000	e	China Merchants Land Ltd	259
402,536	*	China New City Commercial Development Ltd	506
12,797,521	*,e	China New Town Development Co Ltd	475
3,798,000	*	China Oceanwide Holdings Ltd	507
994,000	e	China Overseas Grand Oceans Group Ltd	418
7,839,035	e	China Overseas Land & Investment Ltd	27,291
4,677,881		China Resources Land Ltd	13,536
4,098,400		China SCE Property Holdings Ltd	925
5,347,762	e,m	China Vanke Co Ltd	15,894
1,456,000	g	China Vast Industrial Urban Development Co Ltd	601
335,500	e	Chinese Estates Holdings Ltd	1,124
131,470		Choice Properties REIT	1,121
164,088		Chong Hong Construction Co	239
9,286,758	e	CIFI Holdings Group Co Ltd	2,060
172,528		City Developments Ltd	928
347,830		Citycon Oyj	903
20,008		Cofinimmo	2,137
60,844		Colliers International Group, Inc	2,714
411,932		Colony Financial, Inc	8,024
127

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
147,874	*	Colony Starwood Homes	$3,348
576,000	e	Colour Life Services Group	491
469,515	e	Columbia Property Trust, Inc	11,024
370	e	Comforia Residential REIT, Inc	700
72,206		Cominar Real Estate Investment Trust	768
643,820		Communications Sales & Leasing, Inc	12,033
900,200	e	Concentradora Fibra Danhos S.A. de C.V.	1,859
433,300		Concentradora Fibra Hotelera Mexicana S.A. de C.V.	394
12,481		Consolidated-Tomoka Land Co	658
93,217	*,e	Conwert Immobilien Invest AG.	1,422
40,354	e	CorEnergy Infrastructure Trust, Inc	599
76,438		Coresite Realty	4,336
543,036	e	Corp Inmobiliaria Vesta SAB de C.V.	827
113,722		Corporate Office Properties Trust	2,483
243,586		Corrections Corp of America	6,453
7,138,928	e	Country Garden Holdings Co Ltd	2,910
3,760,500	*	Country Group Development PCL	119
190,972		Countrywide plc	1,124
865,396		Cousins Properties, Inc	8,161
1,583		Crescendo Investment Corp	1,104
33,656		Crombie Real Estate Investment Trust	311
1,065,895	e	Cromwell Group	812
1,542,920		Crown Castle International Corp	133,385
5,588,943	e	CSI Properties Ltd	190
41,463		CT Real Estate Investment Trust	390
959,322		CubeSmart	29,374
196,334		CyrusOne, Inc	7,353
384,462		CYS Investments, Inc	2,741
780	e	DA Office Investment Corp	4,222
96,900		Daibiru Corp	798
927,000		Daikyo, Inc	1,504
2,595,900		Daiman Development BHD	1,319
50,946		Daito Trust Construction Co Ltd	5,885
1,152,089		Daiwa House Industry Co Ltd	33,118
744	e	Daiwa House REIT Investment Corp	2,914
1,445,000	e,g	Dalian Wanda Commercial Properties Co Ltd	8,387
247,020		DCT Industrial Trust, Inc	9,231
411,759	e	DDR Corp	6,934
243,570		Derwent London plc	13,174
407,390		Deutsche Annington Immobilien SE	12,586
39,824		Deutsche Euroshop AG.	1,744
515,878		Deutsche Wohnen AG.	14,265
855,335		Dexus Property Group	4,639
1,430,725	*	Deyaar Development PJSC	198
696,034	e	DiamondRock Hospitality Co	6,717
43,989		DIC Asset AG.	445
482,187		Digital Realty Trust, Inc	36,463
136,814		Dios Fastigheter AB	989
8,846,949	*	DLF Ltd	15,431
72,621	*	Dogus Gayrimenkul Yatirim Ortakligi AS	90
246,900		Dongwon Development Co Ltd	804
645,000		DoubleDragon Properties Corp	334
128

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
73,733		Douglas Emmett, Inc	$2,299
47,826		Dream Global Real Estate Investment Trust	299
25,542		Dream Industrial Real Estate Investment Trust	133
46,285		Dream Office Real Estate Investment Trust	581
47,009	*,e	Dream Unlimited Corp	247
341,035		Duke Realty Corp	7,169
157,293		DuPont Fabros Technology, Inc	5,000
160,229	e	Dynex Capital, Inc	1,017
35,185		Easterly Government Properties, Inc	604
740,162	*	Eastern & Oriental BHD	246
106,170		EastGroup Properties, Inc	5,904
734,700	*	Eco World Development Group BHD	251
181,707		Education Realty Trust, Inc	6,883
4,692,118	*	Emaar Malls Group PJSC	3,512
7,480,365		Emaar Properties PJSC	11,502
1,293,880		Emira Property Fund Ltd	1,359
4,154,848		Emlak Konut Gayrimenkul Yatiri	3,699
957,333	e	Emperor International Holdings	176
549,285		Empire State Realty Trust, Inc	9,926
144,262		Entertainment Properties Trust	8,432
191,760	e,g	Entra ASA	1,544
136,870		Equinix, Inc	41,389
212,883	*	Equity Commonwealth	5,903
425,041		Equity Lifestyle Properties, Inc	28,337
206,743		Equity One, Inc	5,613
1,186,735		Equity Residential	96,826
1,074,710	*	Eshraq Properties Co PJSC	159
279,759		Essex Property Trust, Inc	66,977
68,799		Eurobank Properties Real Estate Investment Co	551
45,902		Eurocommercial Properties NV	1,983
4,210,000	*	EverChina International Holdings Co. Ltd	157
23,913,261	e	Evergrande Real Estate Group	20,935
744,449		Extra Space Storage, Inc	65,668
910,145	*	Ezdan Holding Group QSC	3,959
185,603		Fabege AB	3,067
1,849,500	e	Fantasia Holdings Group Co Ltd	218
2,005,407		Far East Consortium	763
697,500	e	Far East Hospitality Trust	327
1,667,812		Farglory Land Development Co Ltd	1,732
156,653	*	Fastighets AB Balder	3,857
298,425		Federal Realty Investment Trust	43,600
789,154		FelCor Lodging Trust, Inc	5,761
344,051		Fibra Shop Portafolios Inmobiliarios SAPI de C.V.	347
4,292,291		Fibra Uno Administracion S.A. de C.V.	9,461
16,000,000		Filinvest Development Corp	1,496
71,845,000		Filinvest Land, Inc	2,760
104,085	e	First Capital Realty, Inc	1,380
460,038		First Industrial Realty Trust, Inc	10,181
156,171		First Potomac Realty Trust	1,780
995,308		First Real Estate Investment Trust	842
28,586		FirstService Corp	1,155
73,317		Fonciere Des Regions	6,558
129

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
535,674	*	Forest City Enterprises, Inc (Class A)	$11,747
85,660	*,e	Forestar Real Estate Group, Inc	937
1,930,288		Fortress Income Fund Ltd	4,331
1,667,171	e	Fortress Income Fund Ltd (A Shares)	1,733
97,405	*	Four Corners Property Trust, Inc	2,353
209,089		Foxtons Group plc	579
314,611		Franklin Street Properties Corp	3,256
10,314,701		Franshion Properties China Ltd	3,513
477,800	e	Frasers Centrepoint Trust	621
468,900	e	Frasers Hospitality Trust	248
398		Frontier Real Estate Investment Corp	1,597
21,508	*,e	FRP Holdings, Inc	730
584		Fukuoka REIT Corp	1,009
3,497,500	*	Fullshare Holdings Ltd	855
8,324,000		Future Land Development Holdin	1,430
1,422,700	e	Gaming and Leisure Properties, Inc	39,551
366,604	*	Gateway Lifestyle	806
77,482		Gazit Globe Ltd	690
9,281		Gazit, Inc	151
1,117,470		GDI Property Group	696
9,616		Gecina S.A.	1,169
5,566,000	*,e	Gemdale Properties and Investment Corp Ltd	372
2,224,520		General Growth Properties, Inc	60,529
206,420		Geo Group, Inc	5,968
97,866		Getty Realty Corp	1,678
90,646		Gladstone Commercial Corp	1,323
3,967,991	e	Global Logistic Properties	5,992
220		Global One Real Estate Investment Corp	789
1,762,791	*	Globe Trade Centre S.A.	3,201
4,088,895	*	Glorious Property Holdings Ltd	474
2,072		GLP J-Reit	2,005
50,826	*	Godrej Properties Ltd	257
14,680		Goldcrest Co Ltd	266
745,300		Golden Land Property Development PCL	127
1,816,000	*,e	Goldin Properties Holdings Ltd	2,085
1,900,350	e	Goodman Property Trust	1,610
184,711	e	Government Properties Income Trust	2,931
976,919		GPT Group (ASE)	3,383
420,668		Grainger plc	1,439
1,784,836		Gramercy Property Trust	13,779
122,675	e	Grand City Properties S.A.	2,836
66,770		Granite Real Estate Investment Trust	1,832
12,538		Great Ajax Corp	152
558,513		Great Eagle Holdings Ltd	1,817
512,993		Great Portland Estates plc	6,253
6,265,329		Green REIT plc	10,843
1,507,000	*,e	Greenland Hong Kong Holdings Ltd	583
550,000	*,e	Greentown China Holdings Ltd	543
681,209		Growthpoint Properties Australia Ltd	1,522
2,733,932		Growthpoint Properties Ltd	4,103
719,700	*,e	Grupo GICSA S.A. de C.V.	675
542,000	*	Guangdong Land Holdings Ltd	150
130

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
3,069,708		Guangzhou R&F Properties Co Ltd	$3,764
529,597		H&R Real Estate Investment Trust	7,674
3,910		Haesung Industrial Co Ltd	64
52,154	e	Hamborner AG.	545
2,331,701		Hammerson plc	20,613
953,495		Hang Lung Group Ltd	3,092
13,342,071		Hang Lung Properties Ltd	30,231
469		Hankyu Reit, Inc	498
94,835	e	Hannon Armstrong Sustainable Infrastructure Capital, Inc	1,794
1,831,181	e	Hansteen Holdings plc	3,104
311,272		Hatteras Financial Corp	4,093
823,551		HCP, Inc	31,493
371,201		Healthcare Realty Trust, Inc	10,512
249,521	e	Healthcare Trust of America, Inc	6,730
222,000		Heiwa Real Estate Co Ltd	2,429
200,397		Helical Bar plc	1,403
46,835		Heliopolis Housing	298
222,303		Hemfosa Fastigheter AB	2,470
2,302,695		Henderson Land Development Co Ltd	14,046
137,489		Hersha Hospitality Trust	2,992
26,171,149		Hibernia REIT plc	40,021
723,675		Highwealth Construction Corp	831
264,934		Highwoods Properties, Inc	11,551
71,729	*	Hispania Activos Inmobiliarios SAU	1,020
173,500		Ho Bee Investment Ltd	247
206,200		Hong Fok Corp Ltd	104
836,694		Hongkong Land Holdings Ltd	5,842
690,000	*	Hopson Development Holdings Ltd	684
67		Hoshino Resorts REIT, Inc	695
471,700		Hospitality Properties Trust	12,335
2,006,167		Host Marriott Corp	30,775
264,075	*	Housing Development & Infrastruture Ltd	309
119,520	*	Howard Hughes Corp	13,525
808,235		Huaku Development Co Ltd	1,445
120,000		Huang Hsiang Construction Co	89
258,547		Hudson Pacific Properties	7,276
228,040		Hufvudstaden AB (Series A)	3,224
3,892		Hulic Reit, Inc	5,431
495,362		Hung Poo Real Estate Development Corp	322
442,000		Hung Sheng Construction Co Ltd	248
1,322,000		Hydoo International Holding Ltd	184
687,659		Hyprop Investments Ltd	4,602
809,752		Hysan Development Co Ltd	3,308
15,551		Icade	1,044
1,080		Ichigo Real Estate Investment Corp	777
2,793,000		IGB Real Estate Investment Trust	872
70,000		Iguatemi Empresa de Shopping Centers S.A.	334
630,482		Immobiliare Grande Distribuzione	604
1,355,948	*,e,m	Immoeast AG.	0
658,721	*,e,m	Immofinanz ANSPR NACHB AG.	0
802,514	*,e	Immofinanz Immobilien Anlagen AG.	1,823
102,248	e	Independence Realty Trust, Inc	768
131

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
821,227	*	Indiabulls Real Estate Ltd	$789
361	e	Industrial & Infrastructure Fund Investment Corp	1,723
572,638		ING Office Fund	1,658
338,966		Inland Real Estate Corp	3,600
1,888,581	*	Inmobiliaria Colonial S.A.	1,316
57,995		InnVest Real Estate Investment Trust	215
30,179		InterRent Real Estate Investment Trust	143
2,704		Intershop Holding AG.	1,087
12,156		Intervest Offices	321
314,221		Invesco Mortgage Capital, Inc	3,893
1,566	e	Invesco Office J-Reit, Inc	1,329
649,477		Investors Real Estate Trust	4,514
15,235	e	Invincible Investment Corp	8,849
1,060,993		IOI Properties Group Sdn BHD	555
380,715		Iron Mountain, Inc	10,283
1,316,257		Is Gayrimenkul Yatirim Ortakligi AS	793
264,318	*,e	iStar Financial, Inc	3,100
1,043		Japan Excellent, Inc	1,147
8,857	e	Japan Hotel REIT Investment Corp	6,548
2,347		Japan Logistics Fund Inc	4,554
365		Japan Prime Realty Investment Corp	1,246
423		Japan Real Estate Investment Corp	2,053
22,580		Japan Rental Housing Investments, Inc	15,955
825		Japan Retail Fund Investment Corp	1,587
7,534	*	Jerusalem Oil Exploration	295
1,596,750	m	Jiangsu Future Land Co Ltd	4,130
167,391		Jones Lang LaSalle, Inc	26,759
22,800	e	Jowa Holdings Co Ltd	916
13,000,000		Joy City Property Ltd	1,964
800,000		K Wah International Holdings Ltd	343
269,480		KEE TAI Properties Co Ltd	129
1,320		Kenedix Realty Investment Corp	6,171
344	e	Kenedix Residential Investment Corp	848
762		Kenedix Retail REIT Corp	1,613
514,400	e	Kenedix, Inc	1,848
308,802		Kennedy-Wilson Holdings, Inc	7,436
460,100		Keppel DC REIT	329
3,367,035		Kerry Properties Ltd	9,163
56,445	*	Killam Properties, Inc	429
255,710	e	Kilroy Realty Corp	16,181
343,754		Kimco Realty Corp	9,096
1,480,000		Kindom Construction Co	738
346,589		Kite Realty Group Trust	8,987
2,617,301	e	Kiwi Property Group Ltd	2,411
79,600		KLCC Property Holdings BHD	131
88,026		Klepierre	3,913
1,076,816		Klovern AB (B Shares)	1,212
51,821		Korea Real Estate Investment Trust Co	124
3,369,130	e	Kowloon Development Co Ltd	3,326
2,216,738	e	K-REIT Asia	1,452
421,249		KSL Holdings BHD	130
429,203		Kungsleden AB	3,067
132

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
390,185		Kuoyang Construction Co Ltd	$127
4,290,124		KWG Property Holding Ltd	3,163
100,717	e	Ladder Capital Corp	1,251
82,369,875		Lai Fung Holdings Ltd	1,378
37,433,250	e	Lai Sun Development Co Ltd	572
38,803		Lamar Advertising Co	2,327
39,121	*	Lamda Development S.A.	172
734,161		Land Securities Group plc	12,727
4,006,000	e	Langham Hospitality Investments Ltd	1,466
96,573	e	Lar Espana Real Estate Socimi S.A.	993
400,934		LaSalle Hotel Properties	10,087
62,212		LEG Immobilien AG.	5,070
423,001	e	Lend Lease Corp Ltd	4,364
413,011	*	Leopalace21 Corp	2,236
838,306	e	Lexington Realty Trust	6,706
370,097		Liberty International plc	1,729
95,871		Liberty Property Trust	2,977
31,515	*	Lifestyle Properties Development Ltd	7
1,501,781		Link REIT	8,953
1,576,600		Lippo-Mapletree Indonesia Retail Trust	356
374,000		Liu Chong Hing Investment	448
3,176,000	e	Logan Property Holdings Co Ltd	1,076
518,183		London & Stamford Property plc	1,252
283,000		Long Bon International Co Ltd	178
3,899,620		Longfor Properties Co Ltd	5,800
2,361,800		LPN Development PCL	1,044
236,275		LSR Group (GDR)	473
108,203		LTC Properties, Inc	4,668
400,000	*	LVGEM China Real Estate Investment Co Ltd	124
205,127		Macerich Co	16,552
370,295		Mack-Cali Realty Corp	8,646
628,494		Macquarie CountryWide Trust	1,898
2,865,704	e	Macquarie Goodman Group	12,986
1,630,690		Macquarie MEAG Prime REIT	867
7,120,000	*,e	Madex International Holdings Ltd	161
2,036,076		Mah Sing Group BHD	686
35,779	*,e,m	Mapeley Ltd	1
1,253,287		Mapletree Commercial Trust	1,147
4,990,600		Mapletree Greater China Commercial Trust	3,213
4,183,619	e	Mapletree Industrial Trust	4,485
1,291,505		Mapletree Logistics Trust	900
243,851	*	Marcus & Millichap, Inc	7,106
887,508		Matrix Concepts Holdings BHD	515
30,852	*	Mazaya Qatar Real Estate Development Q.S.C	120
838,148		Medical Properties Trust, Inc	9,647
117,172	*	Medinet Nasr Housing	410
28,016,600		Megaworld Corp	2,524
44,525		Melisron Ltd	1,425
49,973	e	Mercialys S.A	1,011
378,433		Merlin Properties Socimi S.A.	4,741
2,004,600		Mexico Real Estate Management S.A. de C.V.	2,541
725,698		MFA Mortgage Investments, Inc	4,790
133

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
838	e	MID Reit, Inc	$2,560
91,597		Mid-America Apartment Communities, Inc	8,318
1,386,929	*,e	Midland Holdings Ltd	572
189,445		Milestone Apartments Real Estate Investment Trust	2,061
1,412,000	e	Minmetals Land Ltd	163
2,023,358		Mirvac Group	2,897
898,880		Mitsubishi Estate Co Ltd	18,691
1,671,241		Mitsui Fudosan Co Ltd	41,945
216,400		MKH BHD	121
6,137		Mobimo Holding AG.	1,362
150,035	e	Monmouth Real Estate Investment Corp (Class A)	1,569
535,345		Monogram Residential Trust, Inc	5,225
26,846		Morguard Real Estate Investment Trust	264
1,740		Mori Hills REIT Investment Corp	2,229
2,619		Mori Trust Sogo Reit, Inc	4,467
85,034		Multiplan Empreendimentos Imobiliarios S.A.	813
112,160		National Health Investors, Inc	6,827
155,663		National Retail Properties, Inc	6,234
103,642	e	National Storage Affiliates Trust	1,775
1,606,000	e	Neo-China Land Group Holdings Ltd	315
304,000		New Century Real Estate Investment Trust	114
335,842		New Europe Property Investments plc	3,861
891,881		New Residential Investment Corp	10,845
268,465		New Senior Investment Group, Inc	2,647
3,308,614		New World China Land Ltd	2,639
16,159,882	e	New World Development Co Ltd	15,868
273,743	e	New York Mortgage Trust, Inc	1,459
357,479		New York REIT, Inc	4,111
459,704		NewRiver Retail Ltd	2,335
91,445		Nexity	4,051
59,894	e	NexPoint Residential Trust, Inc	784
113,842		Nieuwe Steen Investments NV	491
400		Nippon Accommodations Fund, Inc	1,394
445		Nippon Building Fund, Inc	2,126
1,340		Nippon ProLogis REIT, Inc	2,424
776	e	NIPPON REIT Investment Corp	1,847
783,401		Nomura Real Estate Holdings, Inc	14,534
4,237	*	Nomura Real Estate Master Fund, Inc	5,267
104,746		NorthStar Realty Europe Corp	1,237
1,456,296		NorthStar Realty Finance Corp	24,801
19,294		Northview Apartment Real Estate Investment Trust	245
81,245		NorthWest Healthcare Properties Real Estate Investment Trust	524
214,350	*	Norwegian Property ASA	220
130,836		NTT Urban Development Corp	1,257
108,148	*	Oberoi Realty Ltd	438
489,284		Omega Healthcare Investors, Inc	17,115
46,859	e	One Liberty Properties, Inc	1,006
90,500		Open House Co Ltd	1,738
57,366	e	Orchid Island Capital, Inc	570
7,299		Orix JREIT, Inc	9,460
941,700		OUE Hospitality Trust	511
134

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
243,311		Outfront Media, Inc	$5,311
1,124,905	*	Palm Hills Developments SAE	361
307,105		Paramount Group, Inc	5,559
358,300	e	Parkway Life Real Estate Investment Trust	588
215,906		Parkway Properties, Inc	3,375
1,890,418		Parque Arauco S.A.	2,980
72,125	*	Patrizia Immobilien AG.	2,109
696,100		Pavilion Real Estate Investment Trust	251
284,028		Pebblebrook Hotel Trust	7,958
181,414	e	Pennsylvania REIT	3,968
187,697		Pennymac Mortgage Investment Trust	2,864
353,600	*,e	Perennial Real Estate Holdings Ltd	237
1,515,959	*	Phoenix Mills Ltd	7,693
219,118		Physicians Realty Trust	3,694
85,493		Piedmont Office Realty Trust, Inc	1,614
1,546,600		PLA Administradora Industrial S de RL de C.V.	2,512
1,092,900		Platinum Group PCL	151
900	*	Plazza AG.	178
400,708		Plum Creek Timber Co, Inc	19,122
8,655,817	e	Poly Hong Kong Investment Ltd	2,809
7,951,160		Polytec Asset Holdings Ltd	726
337,245		Post Properties, Inc	19,951
169,328		Potlatch Corp	5,120
4,037,000		Powerlong Real Estate Holdings Ltd	850
1,113,340	e	Precinct Properties New Zealand Ltd	951
59,841	e	Preferred Apartment Communities, Inc	783
2,042		Premier Investment Co	2,083
848,172		Primary Health Properties plc	1,360
2,475,826		Prince Housing & Development Corp	707
724,500		ProLogis Property Mexico S.A. de C.V.	1,098
1,644,446		Prologis, Inc	70,580
2,483,000		Prosperity REIT	893
102,257		PS Business Parks, Inc	8,940
40,803		PSP Swiss Property AG.	3,578
5,822,700	*	PT Agung Podomoro Land Tbk	141
9,616,500		PT Alam Sutera Realty Tbk	236
4,701,900		PT Bekasi Fajar Industrial Estate Tbk	100
5,797,027		PT Bumi Serpong Damai	748
31,176,531		PT Ciputra Development Tbk	3,268
13,232,143		PT Ciputra Property Tbk	391
2,836,364		PT Ciputra Surya Tbk	459
6,006,400		PT Intiland Development Tbk	212
103,264,330		PT Kawasan Industri Jababeka Tbk	1,834
407,700	*	PT Lippo Cikarang Tbk	213
61,661,197		PT Lippo Karawaci Tbk	4,615
22,264,900		PT Modernland Realty Tbk	752
23,608,300		PT Pakuwon Jati Tbk	840
9,166,700		PT Summarecon Agung Tbk	1,082
489,665		Public Storage, Inc	121,290
4,346,170	*	Puravankara Projects Ltd	4,131
275,296		Pure Industrial Real Estate Trust	869
90,605		QTS Realty Trust, Inc	4,087
135

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
28,997,469		Quality House PCL	$1,839
625,433		Radium Life Tech Co Ltd	224
230,907	e	RAIT Investment Trust	623
995,495	*	RAK Properties PJSC	148
404,878		Ramco-Gershenson Properties	6,725
235,171		Rayonier, Inc	5,221
12,000	e	Raysum Co Ltd	103
28,427		Re/Max Holdings, Inc	1,060
1,078,318	*	Realogy Holdings Corp	39,542
110,142	e	Realty Income Corp	5,687
916,525	e	Rebosis Property Fund Ltd	586
946,000	e,g	Redco Properties Group Ltd	694
2,566,867		Redefine International plc	1,892
8,442,741		Redefine Properties Ltd	5,300
228,669	e	Redwood Trust, Inc	3,018
26,061,000	e	Regal Real Estate Investment Trust	6,509
372,686		Regency Centers Corp	25,387
296,456		Reit Ltd	791
18,900		Relo Holdings, Inc	2,281
15,197,250	*,e	Renhe Commercial Holdings Co Ltd	703
665,779		Resilient REIT Ltd	4,953
85,988	e	Resource Capital Corp	1,097
491,863		Retail Opportunities Investment Corp	8,804
320,026		Retail Properties of America, Inc	4,727
358,791		Rexford Industrial Realty, Inc	5,870
308,810		RioCan Real Estate Investment Trust	5,287
471,581		RLJ Lodging Trust	10,200
13,757	*,e	RMR Group, Inc	198
493,000		Road King Infrastructure	429
520,600		Robinsons Land Corp	304
668,484		Rojana Industrial Park PCL	96
95,134	e	Rouse Properties, Inc	1,385
894,251		Ruentex Development Co Ltd	1,162
108,375		Ryman Hospitality Properties	5,596
4,353,663		S.A. Corporate Real Estate Fund Nominees Pty Ltd	1,294
509,840	e	Sabana Shari’ah Compliant Industrial REIT	257
248,840		Sabra Healthcare REIT, Inc	5,034
636,986		Safestore Holdings plc	3,349
4,964,277		Sansiri PCL	209
34,803	e	Saul Centers, Inc	1,784
277,145		Savills plc	3,623
1,344,900		SC Asset Corp PCL	104
11,162,303		Scentre Group	33,857
468,279		Schroder Real Estate Investment Trust Ltd	411
1,156,187		Segro plc	7,317
744	e	Sekisui House Reit, Inc	811
884		Sekisui House SI Residential Investment Corp	794
156,735		Select Income REIT	3,106
28,501		Selvaag Bolig ASA	89
193,515		Senior Housing Properties Trust	2,872
711,129		Shaftesbury plc	9,580
136

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
760,700		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	$3,086
19,995,430	*	Shanghai Real Estate Ltd	936
103,400	*	Shenzhen International Enterprise Co Ltd	173
12,987,668		Shenzhen Investment Ltd	6,042
233,100	*,m	Shenzhen SEG Co Ltd	168
5,372,325		Shimao Property Holdings Ltd	9,470
352,913	*	Shining Building Business Co Ltd	115
65,232		Shoei Co Ltd	573
630,571		Shopping Centres Australasia Property Group	973
20,617,167		Shui On Land Ltd	5,635
350		SIA Reit, Inc	1,357
851,716		Siam Future Development PCL	147
265,677		Silver Bay Realty Trust Corp	4,161
1,157,384		Simon Property Group, Inc	225,042
8,331,422		Sino Land Co	12,137
1,834,000	*	Sinolink Worldwide Holdings Ltd	238
19,408,517		Sino-Ocean Land Holdings Ltd	12,375
209,614		Sinyi Realty Co	174
171,071	*	Six of October Development & Investment	208
2,799	*	SK D&D Co Ltd	153
438,436		SL Green Realty Corp	49,534
14,523,816		SM Prime Holdings	6,679
122,792		Smart Real Estate Investment Trust	2,679
1,292,099	*	Sobha Developers Ltd	6,026
3,090,350		Soho China Ltd	1,491
566,600		Soilbuild Business Space REIT	308
65,600		Sonae Sierra Brasil S.A.	267
162,013		Sovran Self Storage, Inc	17,386
101,980		Sparkassen Immobilien AG.	909
677,600		SPH REIT	456
286,619		Spirit Realty Capital, Inc	2,872
561,461		Sponda Oyj	2,385
1,142,000	e	Spring Real Estate Investment Trust	446
462,505		ST Modwen Properties plc	2,830
136,320	*,e	St. Joe Co	2,523
225,167		STAG Industrial, Inc	4,154
550		Starts Proceed Investment Corp	782
1,979,271		Starwood Property Trust, Inc	40,694
3,252,178	e	Stockland Trust Group	9,654
234,214		STORE Capital Corp	5,434
14,940		Sumitomo Real Estate Sales Co Ltd	342
876,286		Sumitomo Realty & Development Co Ltd	25,012
410,559		Summit Hotel Properties, Inc	4,906
151,865		Sun Communities, Inc	10,407
18,600	e	Sun Frontier Fudousan Co Ltd	136
3,884,620		Sun Hung Kai Properties Ltd	46,691
2,357,000		Sunac China Holdings Ltd	1,811
2,625,000		Sunlight Real Estate Investment Trust	1,294
1,029,171		Sunstone Hotel Investors, Inc	12,854
1,926,398		Suntec Real Estate Investment Trust	2,098
1,828,634	*	Sunteck Realty Ltd	6,467
137

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,580,658		Sunway BHD	$1,134
1,127,400		Sunway Real Estate Investment	383
492,400		Supalai PCL	248
740,693		Swire Pacific Ltd (Class A)	8,274
4,525,901		Swire Properties Ltd	13,013
63,670		Swiss Prime Site AG.	4,972
248,284	e	TAG Tegernsee Immobilien und Beteiligungs AG.	3,093
460,534		Taiwan Land Development Corp	147
82,000		Takara Leben Co Ltd	455
1,156,752		Talaat Moustafa Group	954
136,852		Tanger Factory Outlet Centers, Inc	4,475
315,736		Taubman Centers, Inc	24,223
74,549		Technopolis plc	301
39,093	*	Tejon Ranch Co	749
186,016		Terreno Realty Corp	4,208
298,000		Tian Shan Development Holding Ltd	118
638,080		Ticon Industrial Connection PCL (Foreign)	210
492,000		Times Property Holdings Ltd	171
149,990		TLG Immobilien AG.	2,813
41,600		TOC Co Ltd	364
806,700		Tokyo Tatemono Co Ltd	8,780
117,615		Tokyu Fudosan Holdings Corp	737
897	e	Tokyu REIT, Inc	1,131
1,131		Top REIT Inc	4,284
1,041,000		Top Spring International Holdings Ltd	521
493,905		Torunlar Gayrimenkul Yatirim Ortakligi AS	550
1,402,000		Tosei Corp	8,845
588,448		Tritax Big Box REIT plc	1,125
493,887		Tuan Sing Holdings Ltd	113
757,457		Two Harbors Investment Corp	6,135
303,215,096	*	U City PCL	253
328,620		UDR, Inc	12,346
1,341,200		UEM Land Holdings BHD	348
80,439	e	UMH Properties, Inc	814
110,101		Unibail-Rodamco	27,958
853,715	*	Union Properties PJSC	171
688,718		Unite Group plc	6,653
91,780,547	*	Unitech Ltd	9,183
82,330	*	United Development Co PSC	468
76,104	e	United Development Funding IV	837
199,240	e	United Overseas Land Ltd	873
960		United Urban Investment Corp	1,303
699,400		Univentures PCL	118
31,811		Universal Health Realty Income Trust	1,591
895,348		UOA Development BHD	430
261,498		Urban Edge Properties	6,132
87,179		Urstadt Biddle Properties, Inc (Class A)	1,677
200,000		Vanke Property Overseas Ltd	162
18,790	e	Vastned Retail NV	863
739,118		Ventas, Inc	41,708
1,222,741		VEREIT, Inc	9,684
4,829,399		Vicinity Centres	9,797
138

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
5,434,100		Vista Land & Lifescapes, Inc	$597
258,649		Vornado Realty Trust	25,855
1,552,001	e	Vukile Property Fund Ltd	1,696
159,195		Wallenstam AB	1,280
1,578,000	*,e	Wanda Hotel Development Co Ltd	209
31,633		Warehouses De Pauw SCA	2,793
169,460	e	Washington REIT	4,586
85,565		Weingarten Realty Investors	2,959
576,520		Welltower, Inc	39,221
38,605		Wereldhave NV	2,166
104,879	e	Western Asset Mortgage Capital Corp	1,072
2,039,749		Westfield Corp	14,033
1,067,488		Weyerhaeuser Co	32,003
5,416,235	*	WHA Corp PCL	427
10,717,676		Wharf Holdings Ltd	59,092
1,899,064		Wheelock & Co Ltd	7,969
103,529	e	Whitestone REIT	1,243
165,010		Wihlborgs Fastigheter AB	3,328
378,932	e	Wing Tai Holdings Ltd	468
311,984		Workspace Group plc	4,394
97,054	e	WP Carey, Inc	5,726
1,561,099		WP GLIMCHER, Inc	16,563
1,874,000	*,e	Wuzhou International Holdings Ltd	196
326,669		Xenia Hotels & Resorts, Inc	5,008
2,781,000	e	Yanlord Land Group Ltd	1,967
788,200	*	Ying Li International Real Estate Ltd	92
11,961	*	YNH Property BHD	5
904,066	*,e	Yoma Strategic Holdings Ltd	294
495,700		YTL Hospitality REIT	120
3,537,000		Yuexiu Real Estate Investment Trust	1,896
34,648,793		Yuexiul Property Co Ltd	5,965
5,000,120		Yuzhou Properties Co	1,352
1,518,000	e	Zall Development Group Ltd	387
3,671,800	*	Zhong An Real Estate Ltd	382
		TOTAL REAL ESTATE	4,510,889

RETAILING - 4.4%
139,722	*	1-800-FLOWERS.COM, Inc (Class A)	1,017
134,619		Aaron’s, Inc	3,014
35,639		ABC-Mart, Inc	1,951
173,746	e	Abercrombie & Fitch Co (Class A)	4,691
36,610		Adastria Holdings Co Ltd	2,049
201,057		Advance Auto Parts, Inc	30,261
70,200	e	Alpen Co Ltd	1,170
1,462,788	*	Amazon.com, Inc	988,684
490,574	e	American Eagle Outfitters, Inc	7,604
20,088	*,e	America’s Car-Mart, Inc	536
147,119	*,e	AO World plc	339
45,000		AOKI Holdings, Inc	587
38,441		Aoyama Trading Co Ltd	1,481
46,999	*	Applegreen plc	291
11,700		Arc Land Sakamoto Co Ltd	271
139

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
63,708	*	Asbury Automotive Group, Inc	$4,296
1,547,087	*,e	Ascena Retail Group, Inc	15,239
25,800		ASKUL Corp	1,037
192,031	*	ASOS plc	9,757
52,888		Autobacs Seven Co Ltd	964
16,026	e	AutoCanada, Inc	280
273,549		Automotive Holdings Group Ltd	895
228,165	*	Autonation, Inc	13,612
120,029	*	AutoZone, Inc	89,051
4,321,006		B&M European Value Retail S.A.	18,135
121,600	*	B2W Companhia Global Do Varejo	466
2,454,500	e	Baoxin Auto Group Ltd	1,527
316,545	*,e	Barnes & Noble Education, Inc	3,150
253,397	e	Barnes & Noble, Inc	2,207
15,935,310		Beauty Community PCL (ADR)	2,528
1,667,400		Beauty Community PCL (Foreign)	266
328,080	*,e	Bed Bath & Beyond, Inc	15,830
86,400		Belluna Co Ltd	476
2,116,360		Berjaya Auto BHD	1,055
3,069,390	e	Best Buy Co, Inc	93,463
70,500	e	BIC CAMERA, Inc	604
47,515		Big 5 Sporting Goods Corp	475
316,698	e	Big Lots, Inc	12,206
128,857		Bilia AB	2,915
102,940	*	Blue Nile, Inc	3,822
586,123	*,e	boohoo.com plc	320
32,138	*,e	Boot Barn Holdings, Inc	395
537,000	*,e,m	Boshiwa International Holding	1
81,284	e	Breville Group Ltd	439
71,398	e	Buckle, Inc	2,198
65,227	*	Build-A-Bear Workshop, Inc	798
221,245	*	Burlington Stores, Inc	9,491
201,834		Burson Group Ltd	615
359,249		Byggmax Group AB	3,692
126,954	*,e	Cabela’s, Inc	5,933
179,622		Caleres, Inc	4,817
68,596		Canadian Tire Corp Ltd	5,858
184,900		Canon Marketing Japan, Inc	2,891
617,749		Card Factory plc	3,326
1,124,304	*,e	Carmax, Inc	60,679
18,128		Cashbuild Ltd	352
65,462		Cato Corp (Class A)	2,410
587,866		Chico’s FAS, Inc	6,273
85,622	e	Children’s Place Retail Stores, Inc	4,726
3,848,500	e	China Harmony New Energy Auto Holding Ltd	2,694
2,200,000	e	China Yongda Automobiles Services Holdings Ltd	1,655
10,802,000	e	China ZhengTong Auto Services Holdings Ltd	4,961
21,700		Chiyoda Co Ltd	675
13,800		Chori Co Ltd	192
575,000	e	Chow Sang Sang Holding	945
145,000		Cia Hering	555
192,350		Citi Trends, Inc	4,087
140

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
24,241		CJ O Shopping Co Ltd	$3,922
86,900		Clas Ohlson AB (B Shares)	1,575
468,104	*	Cnova NV	1,128
747,000	*,e,g	Cogobuy Group	993
108,900		COL PCL (Foreign)	121
65,313	*,e	Conn’s, Inc	1,533
41,054	*,e	Container Store Group, Inc	337
76,699		Core-Mark Holding Co, Inc	6,285
314,342		CST Brands, Inc	12,303
563,372	*,e	Ctrip.com International Ltd (ADR)	26,101
873,000	e	Dah Chong Hong Holdings Ltd	438
1,220,000		Daohe Global Group Ltd	207
524,500		DCM Japan Holdings Co Ltd	3,804
1,014,155		Debenhams plc	1,093
97,527		Delek Automotive Systems Ltd	868
5,316	e	Delticom AG.	120
96,556	*	Destination XL Group, Inc	533
190,029	e	Dick Smith Holdings Ltd	49
683,552		Dick’s Sporting Goods, Inc	24,164
492,286		Dickson Concepts International Ltd	183
21,657		Dieteren S.A.	809
152,369	e	Dillard’s, Inc (Class A)	10,012
255,422		Dogus Otomotiv Servis ve Ticaret AS	965
1,844,713		Dollar General Corp	132,580
490,888	*	Dollar Tree, Inc	37,906
347,477		Dollarama, Inc	20,075
107,200		Don Quijote Co Ltd	3,765
19,500		Doshisha Co Ltd	393
103,439	e	DSW, Inc (Class A)	2,468
32,881	*	Dufry Group	3,912
16,193	*,e	Duluth Holdings, Inc	236
144,492		Dunelm Group plc	1,999
36,385	*,g	Dustin Group AB	280
29,300	*,e	E-Commerce China Dangdang, Inc (ADR)	211
180,083	e	EDION Corp	1,360
247,876	e	El Puerto de Liverpool SAB de C.V.	3,022
5,540,000		Emperor Watch & Jewellery Ltd	137
2,600,000	*	Empresas La Polar S.A.	116
1,520,100	e	Esprit Holdings Ltd	1,673
51,009	*,e	Etsy, Inc	421
79,758	*,g	Europris ASA	387
125,045	*	EVINE Live, Inc	223
942,637		Expedia, Inc	117,170
426,142	*	Express Parent LLC	7,364
932,867		Far Eastern Department Stores Co Ltd	516
39,275		Fast Retailing Co Ltd	13,739
31,411	*,e	Fenix Parts, Inc	213
216,038		Finish Line, Inc (Class A)	3,906
137,563	*,e	Five Below, Inc	4,416
39,348	*	Folli Follie S.A.	740
572,064	e	Foot Locker, Inc	37,236
233,326		Foschini Ltd	1,833
141

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
103,833	*	Francesca’s Holdings Corp	$1,808
94,205	e	Fred’s, Inc (Class A)	1,542
45,444	*,e	FTD Cos, Inc	1,189
15,300		Fuji Co Ltd	311
81,960	e	GAME Digital plc	146
941,260	e	GameStop Corp (Class A)	26,393
457,282	e	Gap, Inc	11,295
75,463	*	Genesco, Inc	4,289
209,534		Genuine Parts Co	17,997
161,200		Geo Corp	2,537
2,646,000		Giordano International Ltd	1,236
158,388		GNC Holdings, Inc	4,913
524,799	e	Golden Eagle Retail Group Ltd	634
576,000		Goldlion Holdings Ltd	234
114,176		GOLFZONYUWONHOLDINGS Co Ltd	692
15,114,577		GOME Electrical Appliances Holdings Ltd	2,505
68,515		Group 1 Automotive, Inc	5,187
9,369	*	Groupe Fnac	553
3,683,942	*,e	Groupon, Inc	11,310
1,228,527	*,e	Grupo Famsa SAB de C.V.	999
11,175		GS Home Shopping, Inc	1,586
156,934	e	Guess?, Inc	2,963
51,000	e	Gulliver International Co Ltd	508
649		GwangjuShinsegae Co Ltd	157
173,618		Halfords Group plc	855
14,080,000	e	Hang Fat Ginseng Holdings Co Ltd	1,267
227,825		Hankyu Department Stores, Inc	4,452
1,824		Hanwha Galleria Timeworld Co Ltd	152
12,700		Happinet Corp	124
2,719,085	e	Harvey Norman Holdings Ltd	8,220
49,219		Haverty Furniture Cos, Inc	1,055
12,732,427	e	Hengdeli Holdings Ltd	1,853
888,701		Hennes & Mauritz AB (B Shares)	31,611
115,252	*,e	Hibbett Sports, Inc	3,485
14,300		Hikari Tsushin, Inc	974
5,443,040		Home Depot, Inc	719,842
3,728,246		Home Product Center PCL (Foreign)	701
1,388,859	e	Home Retail Group	2,035
7,849		Hornbach Baumarkt AG.	242
290,196		Hotai Motor Co Ltd	3,337
41,178		Hotel Shilla Co Ltd	2,696
80,538		HSN, Inc	4,081
277,102		Hudson’s Bay Co	3,625
16,554		Hyundai Department Store Co Ltd	1,774
20,558		Hyundai Home Shopping Network Corp	2,016
12,600	e	Ikyu	354
287,604		Imperial Holdings Ltd	2,229
924,739		Inchcape plc	10,669
1,319,628		Inditex S.A.	45,335
202,725		Interpark Corp	1,890
9,537		Interpark INT Corp	185
24,302,423	*	Intime Retail Group Co Ltd	23,825
142

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
289,728		Isetan Mitsukoshi Holdings Ltd	$3,778
756,000		IT Ltd	200
30,800		Izumi Co Ltd	1,196
743,819		J Front Retailing Co Ltd	10,813
155,009	e	Jardine Cycle & Carriage Ltd	3,790
518,022	e	JB Hi-Fi Ltd	7,331
9,729,209	*,e	JC Penney Co, Inc	64,797
675,732	*,e	JD.com, Inc (ADR)	21,802
10,400	e	Jin Co Ltd	384
49,071		John Menzies plc	300
108,000		Joshin Denki Co Ltd	964
24,700		Joyful Honda Co Ltd	503
117,725		JUMBO S.A.	1,237
40,300	*,e	Jumei International Holding Ltd (ADR)	365
47,591	e	KappAhl Holding AB	172
27,587	e	Keiyo Co Ltd	116
2,698,281		Kingfisher plc	13,069
49,549		Kirkland’s, Inc	718
434,597	e	Kohl’s Corp	20,700
27,300		Kohnan Shoji Co Ltd	383
18,699		Kolao Holdings	162
32,500		Komeri Co Ltd	670
380,000		Koradior Holdings Ltd	518
74,863	e	K’s Holdings Corp	2,549
440,230		L Brands, Inc	42,183
39,083	*,e	Lands’ End, Inc	916
231,000	*,e	Laox Co Ltd	441
13,527		LEADCORP, Inc	121
445,903	e	Lewis Group Ltd	1,584
23,403,119		Li & Fung Ltd	15,827
1,726,651	*	Liberty Interactive Corp	47,172
262,389	*	Liberty TripAdvisor Holdings, Inc	7,961
334,349	*	Liberty Ventures	15,082
7,504	*	LiHOM-CUCHEN Co Ltd	27
57,303		Lithia Motors, Inc (Class A)	6,113
476,588	*	LKQ Corp	14,121
103,737		Lojas Americanas S.A.	325
531,904		Lojas Americanas S.A.(Preference)	2,593
720,020		Lojas Renner S.A.	3,093
777,873		Lookers plc	2,119
40,081		LOTTE Himart Co Ltd	2,001
11,775		Lotte Shopping Co Ltd	2,316
3,453,327		Lowe’s Companies, Inc	262,591
319,000	e	Luk Fook Holdings International Ltd	674
70,296	*,e	Lumber Liquidators, Inc	1,220
2,017,387		Macy’s, Inc	70,568
100,553	*,e	MakeMyTrip Ltd	1,725
1,226,000	e	Maoye International Holdings Ltd	143
64,793	*	MarineMax, Inc	1,193
59,290		Marisa Lojas S.A.	73
4,343,337		Marks & Spencer Group plc	28,919
661,223		Marui Co Ltd	10,760
143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
33,243		Matas A.S.	$644
27,800	e	Matsuya Co Ltd	285
49,494	*,e	Mattress Firm Holding Corp	2,209
360,900		MBM Resources BHD	202
21,826		Mekonomen AB	447
121,735		Men’s Wearhouse, Inc	1,787
1,660,684		MFI Furniture plc	12,867
161,466	*	Michaels Cos, Inc	3,570
504,880	*	Mobile World Investment Corp	1,758
69,821		Mobilezone Holding AG.	1,000
34,000		momo.com, Inc	220
79,641	e	Monro Muffler, Inc	5,274
190,700	*	Mothercare plc	618
290,659		Mr Price Group Ltd	3,759
228,620	*	Murphy USA, Inc	13,886
1,463,360	e	Myer Holdings Ltd	1,266
135,799		N Brown Group plc	614
376,000		National Petroleum Co Ltd	411
1,471,252	*	NetFlix, Inc	168,282
810,111		New Carphone Warehouse plc	5,962
537,000		New World Department Store China Ltd	82
310,427		Next plc	33,331
39,300		Nishimatsuya Chain Co Ltd	340
16,812		Nitori Co Ltd	1,412
56,400	e	Nojima Corp	681
300,023	e	Nordstrom, Inc	14,944
1,489	*	NS Shopping Co Ltd	235
217,869		Nutri/System, Inc	4,715
409,433	*,e	Ocado Ltd	1,829
4,748,593	*	Office Depot, Inc	26,782
24,567	*,e	Ollie’s Bargain Outlet Holdings, Inc	418
615,000	*,g	On the Beach Group plc	2,176
368,420	*	O’Reilly Automotive, Inc	93,365
238,200	e	OSIM International Ltd	181
88,595	e	Outerwall, Inc	3,237
29,327	*	Overstock.com, Inc	360
3,809,271	*	Pacific Brands Ltd	2,173
1,350,100		Padini Holdings BHD	588
27,500		Pal Co Ltd	660
137,800		Paltac Corp	2,449
544,934		Pantaloon Retail India Ltd	1,219
17,700		Parco Co Ltd	162
325,216	*	Parkson Holdings BHD	76
985,500	e	Parkson Retail Group Ltd	128
118,958	*,e	Party City Holdco, Inc	1,536
98,382	*	PC Jeweller Ltd	576
135,503		Penske Auto Group, Inc	5,737
207,857	*,e	PEP Boys - Manny Moe & Jack	3,827
50,545	e	PetMed Express, Inc	866
282,364		Pets at Home Group plc	1,148
238,583	e	Pier 1 Imports, Inc	1,214
8,133,500	*	Pou Sheng International Holdings Ltd	1,949
144

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
186,704		Poundland Group plc	$572
49,810		Poya Co Ltd	459
21,006		PPR	3,591
74,758		Premier Investments Ltd	768
156,565	*	Priceline.com, Inc	199,613
7,998,200		PT ACE Hardware Indonesia Tbk	476
5,200,315		PT Matahari Department Store Tbk	6,583
718,700	*	PT Mitra Adiperkasa Tbk	197
20,569,600		PT Multipolar Corp Tbk	381
9,160,400		PT Ramayana Lestari Sentosa Tbk	427
2,958,200		PT Tiphone Mobile Indonesia Tbk	164
3,611,500		PTG Energy PCL	1,296
29,000	*,e	Qunar Cayman Islands Ltd (ADR)	1,529
1,198,423		Rakuten, Inc	13,803
537,904		RCG Corp Ltd	673
226,655	e	Rent-A-Center, Inc	3,393
124,974	*,e	Restoration Hardware Holdings, Inc	9,929
1,782,310		Ripley Corp S.A.	732
38,833	*	Risa International Ltd	2
243,624		RONA, Inc	2,174
725,305		Ross Stores, Inc	39,029
44,600		Ryohin Keikaku Co Ltd	9,032
988,000	e	SA SA International Holdings Ltd	334
944,535		SACI Falabella	6,020
454,918	*	Sally Beauty Holdings, Inc	12,688
38,358	e	Sanrio Co Ltd	901
59,716	*,e	Sears Canada, Inc	305
20,109	*,e	Sears Holdings Corp	413
317,697	*	Select Comfort Corp	6,802
290,000		Senao International Co Ltd	336
64,700	e	Senshukai Co Ltd	429
11,791	*	Seobu Truck Terminal Co Ltd	217
35,100	e	Seria Co Ltd	1,700
188,200		Shimachu Co Ltd	4,281
20,903		Shimamura Co Ltd	2,448
27,366		Shinsegae Co Ltd	5,324
2,331		Shinsegae International Co Ltd	203
46,269		Shoe Carnival, Inc	1,073
20,931		Shopper’s Stop Ltd	128
87,320	*	Shutterfly, Inc	3,891
1,058,257		Siam Global House PCL	277
1,445,000		Sichuan Xinhua Winshare Chainstore Co Ltd	1,310
133,781		Signet Jewelers Ltd	16,547
1,630,000	*,e	Sincere Watch Hong Kong Ltd	172
15,495	g	Sleep Country Canada Holdings, Inc	193
96,792	e	Sonic Automotive, Inc (Class A)	2,203
710,245	*	Sports Direct International plc	6,036
43,730	*,e	Sportsman’s Warehouse Holdings, Inc	564
2,700,000		Springland International Holdings Ltd	622
1,045,800	*	SSI Group, Inc	77
83,282	e	Stage Stores, Inc	759
3,205,823		Staples, Inc	30,359
145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
82,500		Start Today Co Ltd	$2,656
103,144		Stein Mart, Inc	694
27,406	*,e	Stockmann Oyj Abp (B Share)	186
119,973	e	Super Cheap Auto Group Ltd	991
426,057	*	Super Group Ltd	1,045
35,256	*	SuperGroup plc	854
48,109	*	Systemax, Inc	414
40,000	e	Syuppin Co Ltd	411
193,819		Takashimaya Co Ltd	1,745
77,655		Takkt AG.	1,557
2,105,892		Target Corp	152,909
20,600		Telepark Corp	234
7,745,865		Test-Rite International Co	4,921
216,417		Tiffany & Co	16,510
66,751	*,e	Tile Shop Holdings, Inc	1,095
132,832	*,e	Tilly’s, Inc	881
2,033,907		TJX Companies, Inc	144,224
14,300	e	Tokyo Derica Co Ltd	209
289,772		Topps Tiles plc	675
298,832		Tractor Supply Co	25,550
345,164		Trade Me Ltd	985
8,615		Trent Ltd	228
249,880	*	TripAdvisor, Inc	21,302
499,085	e	Truworths International Ltd	2,942
116,438	*,e	Tuesday Morning Corp	757
201,945	*	Ulta Salon Cosmetics & Fragrance, Inc	37,360
19,699		United Arrows Ltd	849
133,658	*	Urban Outfitters, Inc	3,041
107,203		USS Co Ltd	1,611
7,294		Valora Holding AG.	1,517
132,500		Via Varejo S.A.	109
568,786	*	Vipshop Holdings Ltd (ADR)	8,685
93,781	*,e	Vitamin Shoppe, Inc	3,067
55,781	*	VOXX International Corp (Class A)	293
62,200		VT Holdings Co Ltd	370
108,205		Warehouse Group Ltd	198
98,684	*,e	Wayfair, Inc	4,699
75,988	*	West Marine, Inc	645
289,664		WH Smith plc	7,527
140,769		Williams-Sonoma, Inc	8,222
10,220		Winmark Corp	951
1,183,081		Woolworths Holdings Ltd	7,654
20,800		Xebio Co Ltd	393
388,279	g	XXL ASA	4,474
1,796,185		Yamada Denki Co Ltd	7,759
45,200		Yellow Hat Ltd	927
86,755	*,e	Yoox S.p.A	3,232
88,926	*,g	Zalando SE	3,518
690,023	e	Zhongsheng Group Holdings Ltd	415
4,250	*	zooplus AG.	670
50,656	*,e	Zumiez, Inc	766
		TOTAL RETAILING	4,971,085
146

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
221,615		A-DATA Technology Co Ltd	$223
189,603	*	Advanced Energy Industries, Inc	5,352
1,599,595	*,e	Advanced Micro Devices, Inc	4,591
46,949,968		Advanced Semiconductor Engineering, Inc	53,932
1,259,969	e	Advanced Semiconductor Engineering, Inc (ADR)	7,144
131,000		Advanced Wireless Semiconductor Co	352
169,200	e	Advantest Corp	1,404
93,342	*,e	Aixtron AG.	414
76,538	*	Alpha & Omega Semiconductor Ltd	703
178,891	*,e	Ambarella, Inc	9,971
278,927	*	Amkor Technology, Inc	1,696
60,567		ams AG.	2,025
577,727		Analog Devices, Inc	31,960
3,700	e	AOI Electronics Co Ltd	98
4,135,802		Applied Materials, Inc	77,215
207,098	*	Applied Micro Circuits Corp	1,319
356,176		Ardentec Corp	257
3,516,522		ARM Holdings plc	53,599
225,194	e	ARM Holdings plc (ADR)	10,188
43,825		ASM International NV	1,718
638,223	e	ASM Pacific Technology	4,983
21,000		ASMedia Technology, Inc	136
574,597		ASML Holding NV	51,054
21,000		ASPEED Technology, Inc	214
721,967		Atmel Corp	6,216
56,288	*	Atto Co Ltd	537
1,233,371	e	Avago Technologies Ltd	179,024
283,963	*	Axcelis Technologies, Inc	735
204,901		BE Semiconductor Industries NV	4,118
1,487,252		Broadcom Corp (Class A)	85,993
169,347		Brooks Automation, Inc	1,809
118,665	*	Cabot Microelectronics Corp	5,195
41,663	*,e	Cascade Microtech, Inc	677
330,392	*	Cavium Networks, Inc	21,710
49,540	*	Ceva, Inc	1,157
1,726,000	e	China Electronics Corp Holdings Co Ltd	665
11,538	*,e,m	China Energy Savings Technology, Inc	0
2,926,000	*	China Soft Power Technology Holdings Ltd	221
567,000		Chipbond Technology Corp	815
95,651		ChipMOS TECHNOLOGIES Bermuda Ltd	1,894
921,000		ChipMOS Technologies, Inc	866
378,478	*,e	Cirrus Logic, Inc	11,176
94,090		Cohu, Inc	1,136
154,786	*,e	Cree, Inc	4,128
3,168,195	e	Cypress Semiconductor Corp	31,080
20,711		D.I Corp	112
351,616		Dainippon Screen Manufacturing Co Ltd	2,588
64,246	*	Dialog Semiconductor plc	2,144
93,900	*	Diodes, Inc	2,158
35,272		Disco Corp	3,322
147

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
22,976	*	Dongbu HiTek Co Ltd	$277
73,837	*	DSP Group, Inc	697
392,000		Elan Microelectronics Corp	543
74,400		Elite Advanced Laser Corp	290
1,472,000		Elite Semiconductor Memory Technology, Inc	1,355
68,571		eMemory Technology, Inc	767
345,283	*	Entegris, Inc	4,582
8,454		Eo Technics Co Ltd	889
976,000		Epistar Corp	751
347,167	*	E-Ton Solar Tech Co Ltd	130
14,967		Eugene Technology Co Ltd	164
1,703,000		Everlight Electronics Co Ltd	2,463
104,962	*	Exar Corp	643
36,570	*	EZchip Semiconductor Ltd	905
395,423	*	Fairchild Semiconductor International, Inc	8,189
216,060		Faraday Technology Corp	293
200,479	*	First Solar, Inc	13,230
1,950,000		Forhouse Corp	606
287,721	*	Formfactor, Inc	2,589
153,000		Formosa Advanced Technologies Co Ltd	94
12,207,847	e	GCL Poly Energy Holdings Ltd	1,815
24,126	*	GemVax & Kael Co Ltd	455
25,686		Giga Solar Materials Corp	561
287,986	*	Gigastorage Corp	309
406,273	*	Gintech Energy Corp	394
91,000		Global Unichip Corp	182
179,300		Globetronics Technology BHD	271
945,000		Greatek Electronics, Inc	1,026
241,561	*	Green Energy Technology, Inc	171
13,833	*	G-SMATT GLOBAL Co Ltd	292
1,309,600		Hana Microelectronics PCL (Foreign)	1,291
7,793		Hanmi Semiconductor Co Ltd	82
15,329	*	Hansol LCD, Inc	370
225,036		Hermes Microvision, Inc	8,094
171,000		Holtek Semiconductor, Inc	263
743,259		Hynix Semiconductor, Inc	19,201
225,827	*,e	Imagination Technologies Group plc	444
1,462,606		Infineon Technologies AG.	21,323
2,302,644	*	Inotera Memories, Inc	1,942
92,925	*	Inphi Corp	2,511
565,001	*	Integrated Device Technology, Inc	14,888
16,869,161	e	Intel Corp	581,142
329,145		Intersil Corp (Class A)	4,200
7,581		ISC Co Ltd	183
98,337		IXYS Corp	1,242
22,400	*	JA Solar Holdings Co Ltd (ADR)	217
11,500	*,e	JinkoSolar Holding Co Ltd (ADR)	318
18,428		KC Tech Co Ltd	176
4,464,000		King Yuan Electronics Co Ltd	2,914
261,000		Kinsus Interconnect Technology Corp	528
506,841		Kla-Tencor Corp	35,149
11,551		Koh Young Technology, Inc	378
148

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
224,892	*,e	Kopin Corp	$612
2,445	*	Kulicke & Soffa Industries, Inc	29
894,239	e	Lam Research Corp	71,020
32,000		Land Mark Optoelectronics Corp	478
13,995,000	*	Landing International Development	398
287,630	*,e	Lattice Semiconductor Corp	1,861
9,242		LEENO Industrial Inc	368
393,726		Lextar Electronics Corp	204
611,853		Linear Technology Corp	25,985
150,048		Lite-On Semiconductor Corp	98
36,997		Lumens Co Ltd	134
58,492	*,e	MA-COM Technology Solutions	2,392
3,602,000	*	Macronix International	522
222,200		Malaysian Pacific Industries BHD	481
2,881	*,e	Manz Automation AG.	107
2,625,148	e	Marvell Technology Group Ltd	23,154
192,156	*	Mattson Technology, Inc	678
1,364,008		Maxim Integrated Products, Inc	51,832
125,651	*	MaxLinear, Inc	1,851
2,147,135		MediaTek, Inc	16,240
15,000	e	Megachips Corp	131
48,368		Melexis NV	2,635
592,305	*,e	Mellanox Technologies Ltd	24,960
538,581	e	Microchip Technology, Inc	25,066
4,294,591	*	Micron Technology, Inc	60,811
26,200	e	Micronics Japan Co Ltd	276
262,526	*	Microsemi Corp	8,556
59,600		Mimasu Semiconductor Industry Co Ltd	567
62,888		Mitsui High-Tec, Inc	393
168,349		MKS Instruments, Inc	6,061
99,622		Monolithic Power Systems, Inc	6,347
342,000	*	Motech Industries, Inc	467
185,470	*,e	NANOCO Group plc	157
59,403	*	Nanometrics, Inc	899
632,921		Neo Solar Power Corp	465
125,321	*,e	NeoPhotonics Corp Ltd	1,361
113,558	*,e	Nordic Semiconductor ASA	552
626,426		Novatek Microelectronics Corp Ltd	2,439
12,700	e	Nuflare Technology, Inc	581
11,829		NVE Corp	665
1,696,889		Nvidia Corp	55,929
1,294,483	*,e	NXP Semiconductors NV	109,060
144,993	*	Omnivision Technologies, Inc	4,208
3,890,731	*	ON Semiconductor Corp	38,129
25,000		On-Bright Electronics, Inc	166
555,000	*	Orient Semiconductor Electronics Ltd	195
214,127		Orise Technology Co Ltd	221
61,401		Parade Technologies Ltd	408
127,893	*	PDF Solutions, Inc	1,386
139,860		Phison Electronics Corp	982
207,189	*	Photronics, Inc	2,579
126,613		Pixart Imaging, Inc	305
149

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
888,675	*	PMC - Sierra, Inc	$10,326
96,331		Power Integrations, Inc	4,685
3,245,857		Powertech Technology, Inc	6,400
281,830	*	Qorvo, Inc	14,345
1,599,511		Radiant Opto-Electronics Corp	3,640
287,769	*,e	Rambus, Inc	3,335
503,209		Realtek Semiconductor Corp	1,198
1,770,274	*,e	REC Silicon ASA	356
61,486		Richtek Technology Corp	355
135,191		Rohm Co Ltd	6,848
77,943	*	Rudolph Technologies, Inc	1,108
206,734		Samsung Electronics Co Ltd	220,499
31,092		Samsung Electronics Co Ltd (Preference)	28,741
99,000	e	Sanken Electric Co Ltd	347
41,474,000	*	Semiconductor Manufacturing International	4,218
222,351	*	Semtech Corp	4,207
37,452	*	Seoul Semiconductor Co Ltd	494
246,000	*,e	Shanghai Fudan Microelectronics Group Co Ltd	182
65,000		Shindengen Electric Manufacturing Co Ltd	258
385,900	e	Shinko Electric Industries	2,474
2,310,000	*,e	Shunfeng International Clean Energy Ltd	582
248,000		ShunSin Technology Holding Ltd	917
86,225	*	Sigma Designs, Inc	545
350,000		Sigurd Microelectronics Corp	236
44,934		Silergy Corp	460
106,848	*	Silicon Laboratories, Inc	5,186
10,631		Silicon Works Co Ltd	347
9,362,475		Siliconware Precision Industries Co	14,785
10,845	*	Siltronic AG.	263
10,903	*	SIMMTECH Co Ltd	60
517,000		Sino-American Silicon Products, Inc	731
184,000		Sitronix Technology Corp	519
656,981		Skyworks Solutions, Inc	50,476
10,275	*	SMA Solar Technology AG.	568
1,521,151		STMicroelectronics NV	10,184
165,600		Sumco Corp	1,249
400,731	*,e	SunEdison, Inc	2,040
460,000		Sunplus Technology Co Ltd	162
105,452	*,e	SunPower Corp	3,165
1,213,600	*	SVI PCL	165
52,822,367		Taiwan Semiconductor Manufacturing Co Ltd	227,888
981,288		Taiwan Surface Mounting Technology Co Ltd	867
990,161		Teradyne, Inc	20,467
249,229		Tessera Technologies, Inc	7,479
2,451,951		Texas Instruments, Inc	134,391
304,381		Tokyo Electron Ltd	18,441
152,800		Tokyo Seimitsu Co Ltd	3,388
552,854		Topco Scientific Co Ltd	913
8,835		Toptec Co Ltd	203
85,192	*	Tower Semiconductor Ltd	1,214
122,608		Transcend Information, Inc	318
1,746,000	*,m	Trony Solar Holdings Co Ltd.	2
150

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
87,000		TrueLight Corp	$231
19,342		U-Blox AG.	4,117
35,400	e	UKC Holdings Corp	795
87,327	*	Ultra Clean Holdings	447
68,622	*	Ultratech, Inc	1,360
112,800		Ulvac, Inc	3,193
2,140,600		Unisem M BHD	1,184
29,782,772		United Microelectronics Corp	10,884
846,756		Vanguard International Semiconductor Corp	1,093
100,662	*	Veeco Instruments, Inc	2,070
212,425		Visual Photonics Epitaxy Co Ltd	302
466,501		Win Semiconductors Corp	699
2,728,000	*	Winbond Electronics Corp	648
138,695	*	Xcerra Corp	839
1,408,555		Xilinx, Inc	66,160
140,000		XinTec, Inc	137
8,536,000	e	Xinyi Solar Holdings Ltd	3,461
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,907,061

SOFTWARE & SERVICES - 9.7%
69,565	*,e	1-Page Ltd	177
32,700	*	21Vianet Group, Inc (ADR)	691
72,600	*,e	58.COM, Inc (ADR)	4,789
82,783	*	A10 Networks, Inc	543
2,339,245		Accenture plc	244,451
288,001	*	ACI Worldwide, Inc	6,163
1,368,741		Activision Blizzard, Inc	52,984
5,391	*	Actoz Soft Co Ltd	142
176,103	*	Actua Corp	2,016
194,661	*	Acxiom Corp	4,072
15,000		Addcn Technology Co Ltd	122
2,426,943	*	Adobe Systems, Inc	227,987
2,048,000	*,e	AGTech Holdings Ltd	532
6,317		Ahnlab, Inc	435
580,146	*	Akamai Technologies, Inc	30,533
17,369	*,e	Alarm.com Holdings, Inc	290
1,091,522	*,e	Alibaba Group Holding Ltd (ADR)	88,708
306,016	*	Alliance Data Systems Corp	84,635
249,787		Alpha Systems, Inc	4,020
940,947	*	Alphabet, Inc (Class A)	732,066
1,158,578	*	Alphabet, Inc (Class C)	879,222
54,730		Alten	3,167
506,289		Altium Ltd	1,712
114,015		Altran Technologies S.A.	1,527
591,278		Amadeus IT Holding S.A.	26,060
49,426	*,e	Amber Road, Inc	252
1,074,629		Amdocs Ltd	58,643
65,707		American Software, Inc (Class A)	669
108,232	*,e	Angie’s List, Inc	1,012
104,620	*	Ansys, Inc	9,677
14,176	*	Apigee Corp	114
11,812	*,e	Appfolio, Inc	172
151

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
441,082	*	Aspen Technology, Inc	$16,655
174,607		Asseco Poland S.A.	2,513
9,600	e	Ateam, Inc	140
265,211		Atos Origin S.A.	22,265
1,733,361	*,g	Auto Trader Group plc	11,301
390,051	*	Autodesk, Inc	23,766
1,069,598		Automatic Data Processing, Inc	90,616
80,009		Aveva Group plc	1,902
100,911	*	AVG Technologies NV	2,023
13,596		Axway Software S.A.	361
233,200	*	Baidu, Inc (ADR)	44,084
166,270	*,e	Bankrate, Inc	2,211
88,435	*,e	Barracuda Networks, Inc	1,652
303,171	*,e	Bazaarvoice, Inc	1,328
38,584		Bechtle AG.	3,668
19,601	*,e	Benefitfocus, Inc	713
16,300	*	Bitauto Holdings Ltd (ADR)	461
37,210	*,e	Black Knight Financial Services, Inc	1,230
116,575		Blackbaud, Inc	7,678
134,239	*	Blackhawk Network Holdings, Inc	5,935
98,253	*,e	Blucora, Inc	963
294,195		Booz Allen Hamilton Holding Co	9,076
106,780	*	Bottomline Technologies, Inc	3,175
34,929	*,e	Box, Inc	488
963,000	e	Boyaa Interactive International Ltd	401
100,978	*	Brightcove, Inc	626
19,000		Broadleaf Co Ltd	187
329,796		Broadridge Financial Solutions, Inc	17,720
71,367	*	BroadSoft, Inc	2,524
27,900		Brogent Technologies, Inc	289
1,450,499		CA, Inc	41,426
77,217	*	CACI International, Inc (Class A)	7,164
680,907	*	Cadence Design Systems, Inc	14,170
227,504	*	Callidus Software, Inc	4,225
25,805		Cancom SE	1,219
524,065		Cap Gemini S.A.	48,626
38,186		Capcom Co Ltd	921
49,300	*	Carbonite, Inc	483
111,531	*	Cardtronics, Inc	3,753
48,206	*,e	Care.com, Inc	345
276,876	e	carsales.com Ltd	2,345
28,706		Cass Information Systems, Inc	1,477
126,539	*	CD Projekt Red S.A.	714
305,242		CDK Global, Inc	14,490
12,821	e	Cegid Group	726
376,749	*	CGI Group, Inc	15,084
5,900	*	Changyou.com Ltd (ADR)	146
60,800	e	Chanjet Information Technology Co Ltd	133
55,906	*	ChannelAdvisor Corp	774
232,866	*,e	Check Point Software Technologies	18,951
12,200	*,e	Cheetah Mobile, Inc (ADR)	195
152

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
620,000	*	China City Railway Transportation Technology Holdings Co Ltd	$152
2,396,000	*,e	Chinasoft International Ltd	984
305,719	*	Ciber, Inc	1,073
1,600,314		Cielo S.A.	13,518
238,870	*,e	Cimpress NV	19,382
1,052,505	*	Citrix Systems, Inc	79,622
2,630	*,e	Code Rebel Corp	7
1,887,264	*	Cognizant Technology Solutions Corp (Class A)	113,274
49,300	e	COLOPL, Inc	972
8,848	*	Com2uSCorp	887
118,161	*	Commvault Systems, Inc	4,650
69,231	e	Computer Modelling Group Ltd	449
874,237		Computer Sciences Corp	28,570
11,200		Computer Task Group, Inc	74
489,416		Computershare Ltd	4,118
183,239	*,e	comScore, Inc	7,540
129,093	*	Constant Contact, Inc	3,775
51,047		Constellation Software, Inc	21,282
243,648	e	Convergys Corp	6,064
120,800	e	COOKPAD, Inc	2,564
135,078	*	Cornerstone OnDemand, Inc	4,664
64,520	*	CoStar Group, Inc	13,336
6,300	e	CROOZ, Inc	152
82,587		CSG Systems International, Inc	2,971
705,435	*	CSRA, Inc	21,163
55,533	*	Cvent, Inc	1,939
144,066	*,e	CyberArk Software Ltd	6,503
82,567		Cyberlink Corp	172
106,679		Cyient Ltd	771
26,290		Daou Technology, Inc	482
572,459		Dassault Systemes S.A.	45,757
54,305	*,e	Datalink Corp	369
439,300		Datasonic Group BHD	143
32,177		Daum Communications	3,153
83,258	*,e	Demandware, Inc	4,493
114,700		Dena Co Ltd	1,794
65,568	*	Descartes Systems Group, Inc	1,319
4,179	*	Devsisters Co Ltd	106
171,375	e	DH Corp	3,916
209,771	*	DHI Group, Inc	1,924
18,930	*,e	Digimarc Corp	691
35,000		Digital Garage, Inc	625
128,189	*,e	Digital Turbine, Inc	171
60,536	*,e	Diligent Board Member Services	253
289,900	e	Dip Corp	5,938
115,575		DST Systems, Inc	13,183
82,400		DTS Corp	1,876
17,143		DuzonBIzon Co Ltd	297
745,772		EarthLink Holdings Corp	5,541
3,577,002	*	eBay, Inc	98,296
66,718	e	Ebix, Inc	2,188
153

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
30,271		eClerx Services Ltd	$648
53,804	e	Econocom Group	498
1,319,895	*	Electronic Arts, Inc	90,703
94,174	*,e	Ellie Mae, Inc	5,672
160,425		Ementor ASA	1,325
147,957	*,e	Endurance International Group Holdings, Inc	1,617
144,448	*,e	EnerNOC, Inc	556
37,623		Enghouse Systems Ltd	2,021
11,230		Engineering Ingegneria Informatica S.p.A.	731
97,178	*	Envestnet, Inc	2,901
187,484		EOH Holdings Ltd	1,635
269,673	*	EPAM Systems, Inc	21,202
81,412		EPIQ Systems, Inc	1,064
173,987	*	Euronet Worldwide, Inc	12,602
167,489	*	Everi Holdings, Inc	735
322,122		EVERTEC, Inc	5,392
58,112	*,e	Everyday Health, Inc	350
104,067	*	ExlService Holdings, Inc	4,676
33,700	e	F@N Communications, Inc	207
8,042,265	*	Facebook, Inc	841,703
104,789		Fair Isaac Corp	9,869
421,500	g	Feiyu Technology International Co Ltd	101
2,700	*,e	FFRI, Inc	212
627,529		Fidelity National Information Services, Inc	38,028
441,880	*,e	FireEye, Inc	9,165
456,573	*	First American Corp	15,460
300,640	*	First Data Corp	4,816
739,652	*	Fiserv, Inc	67,649
67,080	*,e	Five9, Inc	584
353,120	*	FleetCor Technologies, Inc	50,471
94,437	*,e	FleetMatics Group plc	4,796
26,388		Forrester Research, Inc	752
1,177,707	*	Fortinet, Inc	36,709
212,549	e	F-Secure Oyj	594
62,400		FUJI SOFT, Inc	1,369
5,777,592		Fujitsu Ltd	28,837
16,600	e	Future Architect, Inc	108
13,489	*	GameHi Co Ltd	137
66,531	*,e	GameLoft	437
4,770	*	Gamevil, Inc	312
183,948	*	Gartner, Inc	16,684
436,685	*	Genpact Ltd	10,908
13,718		GFT Technologies AG.	467
275,220	*	Gigamon, Inc	7,313
838,704		Global Payments, Inc	54,105
36,226	*,e	Globant S.A.	1,359
1,778,514	*,e,m	Globo plc	370
300,461	*,e	Glu Mobile, Inc	730
147,400		GMO internet, Inc	1,940
94,500	e	GMO Payment Gateway, Inc	4,488
104,814	*,e	GoDaddy, Inc	3,360
140,070	*,e	Gogo, Inc	2,493
154

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,983	*	Golfzon co Ltd	$222
26,300		Gourmet Navigator, Inc	546
81,250	*,e	Gravity Co Ltd (ADR)	257
131,500		Gree, Inc	624
465,253	*,e	GrubHub, Inc	11,259
58,442	*	GTT Communications, Inc	997
58,058	*,e	Guidance Software, Inc	350
311,699	*	Guidewire Software, Inc	18,752
674,114	e	GungHo Online Entertainment Inc	1,831
15,909		Haansoft, Inc	315
131,192		Hackett Group, Inc	2,108
420,000	*,e	HC International, Inc	251
861,677		HCL Technologies Ltd	11,113
92,455		Heartland Payment Systems, Inc	8,767
91,104		Hexaware Technologies Ltd	333
1,863,000	*,e	Hi Sun Technology China Ltd	341
227,623	*,e	Hortonworks, Inc	4,985
47,034	*,e	HubSpot, Inc	2,649
406,228		IAC/InterActiveCorp	24,394
6,600	*,e	iDreamsky Technology Ltd (ADR)	88
2,466,000	e	IGG, Inc	1,098
109,784	*	Imperva, Inc	6,950
99,784	*,e	Indra Sistemas S.A.	936
533,800		Ines Corp	4,962
108,235		Info Edge India Ltd	1,395
300,357	*,e	Infoblox, Inc	5,524
812,900	e	Infomart Corp	8,013
42,800		Information Services International-Dentsu Ltd	826
3,053,760		Infosys Technologies Ltd	50,886
5,197	e	Init Innovation In Traffic Sys	93
10,702	*,e	Instructure, Inc	223
43,519	*	Interactive Intelligence, Inc	1,367
142,365	*	Internap Network Services Corp	911
2,254,652		International Business Machines Corp	310,285
26,400		Internet Initiative Japan, Inc	524
40,540	*	InterXion Holding NV	1,222
1,462,278		Intuit, Inc	141,110
160,857		iomart Group plc	645
73,371	*	iProperty Group Ltd	210
112,123	e	Iress Market Technology Ltd	812
616,588		iSentia Group Ltd	2,163
20,900		Istyle, Inc	369
183,960		IT Holdings Corp	4,203
86,900		Itochu Techno-Science Corp	1,731
118,471		j2 Global, Inc	9,753
136,187		Jack Henry & Associates, Inc	10,631
6,277	*	JCEntertainment Corp	155
121,093	*	Jive Software, Inc	494
3,773	*	Joymax Co Ltd	46
24,974	*	Just Dial Ltd	317
1,521,517	*	Just Eat plc	11,048
27,900		Justsystems Corp	216
155

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
214,254	*	Kainos Group plc	$819
38,320	e	Kakaku.com, Inc	754
10,635	*	KCP Co Ltd	238
13,674		Kginicis Co Ltd	188
10,204		KGMobilians Co Ltd	123
48,426	*	Kinaxis, Inc	1,642
159,292		King Digital Entertainment plc	2,848
1,908,000	e	Kingdee International Software Group Co Ltd	868
1,039,865	e	Kingsoft Corp Ltd	2,525
127,900	*,e	KLab, Inc	842
78,812	*	Knot, Inc	1,266
503,768		Konami Corp	11,992
14,700	*,e	KongZhong Corp (ADR)	110
11,919	*	Korea Information & Communications Co Ltd	134
9,452		Korea Information Certificate Authority, Inc	86
354,452		KPIT Cummins Infosystems Ltd	900
10,907	*	KT Hitel Co Ltd	84
214,347		Leidos Holdings, Inc	12,059
274,779	*	Limelight Networks, Inc	401
251,897	*	LinkedIn Corp	56,697
341,800		Linx S.A.	3,827
167,293	*	Lionbridge Technologies	821
110,820	*,e	Liquidity Services, Inc	720
142,900	*	Liveperson, Inc	965
94,357	*	LogMeIn, Inc	6,331
251,896	*	Luxoft Holding, Inc	19,429
461,885	*,e	Manhattan Associates, Inc	30,563
91,710		Mantech International Corp (Class A)	2,773
152,513		Marchex, Inc (Class B)	593
111,683	*,e	Marin Software, Inc	400
87,397	*	Marketo, Inc	2,509
25,700	e	Marvelous AQL, Inc	196
3,825,694		Mastercard, Inc (Class A)	372,470
58,011	*,e	Match Group, Inc	786
85,056		Matrix IT Ltd	495
243,396		MAXIMUS, Inc	13,691
470,660		Mentor Graphics Corp	8,670
173,697		Micro Focus International plc	4,079
27,171,954		Microsoft Corp	1,507,500
252,253	*	MicroStrategy, Inc (Class A)	45,226
15,675	*,e	MINDBODY, Inc	237
89,915		MindTree Ltd	1,942
14,800		Mitsubishi Research Institute, Inc	424
199,130		Mixi Inc	7,448
110,874	*,e	MobileIron, Inc	400
1,316,300	*,e	Mobileye NV	55,653
55,485	*	Model N, Inc	619
150,842	*,e	ModusLink Global Solutions, Inc	374
18,100	*,e	Momo, Inc (ADR)	290
78,538	*	MoneyGram International, Inc	492
1,505,474		Moneysupermarket.com Group plc	8,144
124,092		Monotype Imaging Holdings, Inc	2,934
156

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
236,527	*,e	Monster Worldwide, Inc	$1,355
127,777		Mphasis Ltd	958
528,200		My EG Services BHD	529
230,053	*	MYOB Ltd	544
78,404	*,e	Myriad Group AG.	199
852,000	*	National Agricultural Holdings Ltd	368
47,082		Naver Corp	26,255
18,067		NCsoft	3,257
19,400		NEC Networks & System Integration Corp	343
23,002		Nemetschek AG.	1,142
11,733	*	Neowiz Games Corp	161
250,900		NET One Systems Co Ltd	1,606
176,000	e	NetDragon Websoft, Inc	483
158,667	e	Netease.com (ADR)	28,757
23,902		NetEnt AB	1,393
47,125	*,e	NetSuite, Inc	3,988
207,733	*,e	NeuStar, Inc (Class A)	4,979
14,986	*,e	New Relic, Inc	546
401,864		Nexon Co Ltd	6,537
174,040	e	NEXTDC Ltd	303
15,328	*	NHN Entertainment Corp	738
248,056	*	NIC, Inc	4,882
5,361		Nice Information & Telecommunication, Inc	145
71,599		Nice Systems Ltd	4,114
85,700	e	Nihon Unisys Ltd	943
56,041		NIIT Technologies Ltd	489
134,419		Nintendo Co Ltd	18,484
29,300		Nippon System Development Co Ltd	424
81,440		Nomura Research Institute Ltd	3,128
37,700	*,e	NQ Mobile, Inc (ADR)	137
102,800		NS Solutions Corp	2,342
112,651		NTT Data Corp	5,446
997,296	*	Nuance Communications, Inc	19,836
25,200		OBIC Business Consultants Ltd	1,411
52,700		Obic Co Ltd	2,790
218,564		Open Text Corp	10,479
107,512	e	Opera Software ASA	610
70,023	*,e	OPOWER, Inc	739
444,430	*	Optimal Payments plc	2,418
12,141,921		Oracle Corp	443,544
30,549		Oracle Corp Japan	1,422
21,895		Otsuka Corp	1,076
291,000	e	Ourgame International Holdings Ltd	214
505,700	e	Pacific Online	152
401,018	*,e	Pandora Media, Inc	5,378
28,661	*,e	Park City Group, Inc	341
759,313		Paychex, Inc	40,160
87,669	*,e	Paycom Software, Inc	3,299
38,230	*,e	Paylocity Holding Corp	1,550
4,527,843	*	PayPal Holdings, Inc	163,908
73,789		PC Home Online	734
263,000	e	PCA Corp	3,331
157

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
150,085		Pegasystems, Inc	$4,127
90,976	*	Perficient, Inc	1,558
64,590		Persistent Systems Ltd	624
38,763	*	PFSweb, Inc	499
20,100	*	Phoenix New Media Ltd (ADR)	121
724,366		Playtech Ltd	8,868
178,592		Polaris Software Lab Ltd	566
55,354		POSDATA Co Ltd	238
28,150	*	PRGX Global, Inc	105
253,617	*	Progress Software Corp	6,087
431,314	*	Proofpoint, Inc	28,040
58,921	*	PROS Holdings, Inc	1,358
409,784	*	PTC, Inc	14,191
77,819	*	Q2 Holdings, Inc	2,052
25,018		QAD, Inc (Class A)	513
84,000	*,e	Qihoo 360 Technology Co Ltd (ADR)	6,116
567,351	*	QLIK Technologies, Inc	17,962
129,649	*	Qualys, Inc	4,290
105,831	*	QuinStreet, Inc	454
151,484	*,e	Quotient Technology, Inc	1,033
588,701	*	Rackspace Hosting, Inc	14,906
19,487	*,e	Rapid7, Inc	295
71,992	*	RealNetworks, Inc	306
148,040	*,e	RealPage, Inc	3,324
692,226	*	Red Hat, Inc	57,323
136,819		Redcentric plc	380
91,531	*,e	Redknee Solutions, Inc	196
31,546		Reis, Inc	749
43,600	*	RENREN,Inc (ADR)	160
12,612		Reply S.p.A.	1,726
241,357	*	RetailMeNot, Inc	2,394
27,233	*,e	RIB Software AG.	332
134,083	*	RingCentral, Inc	3,162
68,247	*,e	Rocket Fuel, Inc	238
233,299	*	Rolta India Ltd	352
217,955	*,e	Rovi Corp	3,631
236,957	*,e	Rubicon Project, Inc	3,898
746,852		Sabre Corp	20,889
100,749		SafeCharge International Group Ltd	368
2,106,303		Sage Group plc	18,715
20,814	*	Saipens International Corp NV	212
3,896,670	*	Salesforce.com, Inc	305,499
447,600		Samart Corp PCL	191
33,782		Samsung SDS Co Ltd	7,266
990,889		SAP AG.	78,630
59,849	e	Sapiens International Corp NV	610
6,819		SBSi Co Ltd	87
194,222		Science Applications International Corp	8,892
71,294	*	Sciquest, Inc	925
416,678	*,g	Scout24 AG.	14,772
87,006	*	Seachange International, Inc	586
1,218,797	*	ServiceNow, Inc	105,499
158

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
153,347	*,e	ServiceSource International LLC	$707
116,030		Shanghai Baosight Software Co Ltd	502
7,856	*,e	Shopify, Inc	202
49,095	*,e	Shutterstock, Inc	1,588
90,290	*,e	Silver Spring Networks, Inc	1,301
3,192,600	e	Silverlake Axis Ltd	1,481
49,829		SimCorp AS	2,810
26,014	*,e	Sina Corp	1,285
438,000	e	Sinosoft Technology Group Ltd	236
14,954	*	SK Communications Co Ltd	55
103,600		SMS Co Ltd	2,175
44,598		Software AG.	1,271
101,540		Soft-World International Corp	197
15,614	*	Sohu.com, Inc	893
198,866	*	SolarWinds, Inc	11,713
90,893		Solera Holdings, Inc	4,984
452,525		Sonda S.A.	802
176,165	g	Sophos Group plc	683
44,135		Sopra Group S.A.	5,190
142,200		SouFun Holdings Ltd (ADR)	1,051
275,788	*,e	Splunk, Inc	16,219
41,293	*	SPS Commerce, Inc	2,899
78,427		Square Enix Co Ltd	1,896
50,693	*,e	Square, Inc	664
251,524		SS&C Technologies Holdings, Inc	17,172
92,032	*	Stamps.com, Inc	10,088
47,942		Sumisho Computer Systems Corp	1,926
11,158	*	SundayToz Corp	117
1,374,000		SUNeVision Holdings Ltd	438
169,591	*	Sykes Enterprises, Inc	5,220
3,031,635		Symantec Corp	63,664
98,794	*,e	Synchronoss Technologies, Inc	3,481
254,965	*	Synopsys, Inc	11,629
136,924	*	Syntel, Inc	6,196
175,000		Systex Corp	281
162,073	*	TA Indigo Holding Corp	1,470
128,688	*	Tableau Software, Inc	12,125
728,172	*	Take-Two Interactive Software, Inc	25,370
97,303	*	Tangoe, Inc	816
793,492		Tata Consultancy Services Ltd	29,172
7,461		Tata Elxsi Ltd	251
667,565		Tech Mahindra Ltd	5,241
443,052		Technology One Ltd	1,589
60,068	*	TechTarget, Inc	482
123,200		Tecmo Koei Holdings Co Ltd	1,824
214,486		Telecity Group plc	3,964
131,336	*	TeleCommunication Systems, Inc (Class A)	653
74,093	*	TeleNav, Inc	422
60,807		TeleTech Holdings, Inc	1,697
54,321		Temenos Group AG.	2,806
11,318,875		Tencent Holdings Ltd	221,623
556,865	*,e	Teradata Corp	14,712
159

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
48,824	*,e	Textura Corp	$1,054
411,000	e,g	Tian GE Interactive Holdings Ltd	170
125,398		Tietoenator Oyj	3,350
240,598	*	TiVo, Inc	2,076
13,900		TKC	370
694,564		Total System Services, Inc	34,589
136,519		Totvus S.A.	1,068
21,200		Trans Cosmos, Inc/Japan	544
609,280	e	Travelport Worldwide Ltd	7,860
939,000		Travelsky Technology Ltd	1,537
20,976	*	Travelzoo, Inc	176
94,903		Trend Micro, Inc	3,851
126,236	*,e	TrueCar, Inc	1,204
40,380	*,e	TubeMogul, Inc	549
1,117,395	*,e	Twitter, Inc	25,857
146,650	*	Tyler Technologies, Inc	25,564
86,934	*	Ubisoft Entertainment	2,516
70,509	*	Ultimate Software Group, Inc	13,785
153,203	*,e	Unisys Corp	1,693
201,960		United Internet AG.	11,104
40,158	*	United Online, Inc	473
21,900	e	UNITED, Inc	279
3,110,000	e	V1 Group Ltd	199
104,193	*	Vakrangee Ltd	274
597,076	*	Vantiv, Inc	28,313
23,812	*,e	Varonis Systems, Inc	448
73,640	*,e	Vasco Data Security International	1,232
280,000	*,e	V-Cube, Inc	2,338
249,004	*	VeriFone Systems, Inc	6,977
212,634	*	Verint Systems, Inc	8,624
452,377	*,e	VeriSign, Inc	39,520
115,801	*,e	VirnetX Holding Corp	298
88,340	*	Virtusa Corp	3,652
7,986,459		Visa, Inc (Class A)	619,350
401,512	*,e	VMware, Inc (Class A)	22,714
36,871		Watchstone Group plc	172
92,831	*,e	WebMD Health Corp (Class A)	4,484
240,254	*	Website Pros, Inc	4,808
12,029	*	Webzen, Inc	240
7,808	*	WeMade Entertainment Co Ltd	245
1,189,407	e	Western Union Co	21,302
133,332	*	WEX, Inc	11,787
1,020,957		Wipro Ltd	8,605
198,439	e	Wirecard AG.	9,919
160,394	*	Wix.com Ltd	3,649
373,488	*	Workday, Inc	29,760
43,129	*,e	Workiva, Inc	758
3,354,627	*,g	Worldpay Group plc	15,197
15,400	*	Wowo Ltd (ADR)	78
24,514	*,e	Xactly Corp	209
336,690		Xchanging plc	958
60,319	*,e	Xero Ltd	815
160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,805,165		Xerox Corp	$19,189
2,441		XING AG.	450
91,233		XPEC Entertainment, Inc	254
57,023	*	Xura, Inc	1,402
5,050,000		Xurpas, Inc	1,628
1,487,448		Yahoo! Japan Corp	6,046
3,514,113	*	Yahoo!, Inc	116,879
121,436	*	Yelp, Inc	3,497
70,000	*	Youku Tudou, Inc (ADR)	1,899
15,200	*	YY, Inc (ADR)	950
135,627	*	Zendesk, Inc	3,586
11,179		Zensar Technologies Ltd	183
83,810	*,e	Zillow Group, Inc	2,182
169,633	*,e	Zillow Group, Inc (Class C)	3,983
146,944	*	Zix Corp	746
392,237	e,g	Zoopla Property Group plc	1,385
1,690,745	*	Zynga, Inc	4,531
		TOTAL SOFTWARE & SERVICES	10,954,081

TECHNOLOGY HARDWARE & EQUIPMENT - 4.7%
208,977	*,e	3D Systems Corp	1,816
918,221	e	AAC Technologies Holdings, Inc	5,973
2,028,292		Accton Technology Corp	1,965
3,179,478	*	Acer, Inc	1,165
101,815		Adlink Technology, Inc	234
128,735		Adtran, Inc	2,217
274,214	*	ADVA AG. Optical Networking	3,311
36,000		Advanced Ceramic X Corp	237
355,059		Advantech Co Ltd	2,274
63,963	*,e	Aerohive Networks, Inc	327
43,669	*	Agilysys, Inc	436
31,900		Ai Holdings Corp	809
3,884,521	*	Alcatel S.A.	15,347
2,200,000	*	Alcatel-Lucent (ADR)	8,426
34,232	*,e	Alliance Fiber Optic Products, Inc	519
284,400		Alpha Networks, Inc	147
830,400		Alps Electric Co Ltd	22,519
165,100		Amano Corp	2,233
569,981		Amphenol Corp (Class A)	29,770
387,533	*	Anixter International, Inc	23,403
119,900		Anritsu Corp	786
2,796,000	*,e,m	Anxin-China Holdings Ltd	4
19,142,273		Apple, Inc	2,014,916
41,258	*,e	Applied Optoelectronics, Inc	708
65,581	*,e	Arista Networks, Inc	5,105
356,717	*	ARRIS Group, Inc	10,905
146,213	*	Arrow Electronics, Inc	7,922
90,370		Ascom Holding AG.	1,432
203,000	*	Asia Optical Co, Inc	179
2,440,464		Asia Vital Components Co Ltd	2,123
771,262		Asustek Computer, Inc	6,368
89,000		Aten International Co Ltd	190
161

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
25,731,690		AU Optronics Corp	$7,586
251,000		Aurora Corp	390
23,619		Austria Technologie & Systemtechnik AG.	373
79,943	*,e	Avid Technology, Inc	583
34,162	*,e	Avigilon Corp	338
209,469		Avnet, Inc	8,974
133,033	e	AVX Corp	1,615
37,086	e	Badger Meter, Inc	2,173
22,091		Barco NV	1,479
48,958		Bel Fuse, Inc (Class B)	846
106,291	e	Belden CDT, Inc	5,068
263,860	*	Benchmark Electronics, Inc	5,454
6,012,000		Benq Corp	1,990
1,056,000		BenQ Materials Corp	666
92,427		Black Box Corp	881
491,446	*,e	Blackberry Ltd (New)	4,560
1,444,000		Boardtek Electronics Corp	1,460
982,467		Brocade Communications Systems, Inc	9,019
675,377		Brother Industries Ltd	7,759
779,500	*	BYD Electronic International Co Ltd	416
112,607	*	CalAmp Corp	2,244
7,061,915		CalComp Electronics Thailand PCL	657
112,318	*	Calix Networks, Inc	884
16,600		Canon Electronics, Inc	273
1,657,371	e	Canon, Inc	50,136
274,000		Career Technology Co Ltd	204
138,000		Casetek Holdings Ltd	560
2,410,853		Catcher Technology Co Ltd	20,098
288,000		Catic Shenzhen Holdings Ltd	160
258,545		CDW Corp	10,869
305,499	*	Celestica, Inc	3,378
145,741		Checkpoint Systems, Inc	914
1,371,602		Cheng Uei Precision Industry Co Ltd	1,891
718,463		Chicony Electronics Co Ltd	1,572
1,589,663		Chimei Materials Technology Corp	980
1,942,000	e	China Aerospace International Holdings Ltd	261
1,706,000		China All Access Holdings Ltd	571
489,600	e	China Fiber Optic Network System Group Ltd	46
4,104,000	*	China Innovationpay Group Ltd	218
337,000		Chin-Poon Industrial Co	540
322,840		Chroma ATE, Inc	626
3,246,215	*,e	Ciena Corp	67,164
20,899,411		Cisco Systems, Inc	567,523
355,345		Citizen Watch Co Ltd	2,554
28,882	*,e	Clearfield, Inc	387
460,393		Clevo Co	440
1,937,394	*	CMC Magnetics Corp	203
177,986		Cognex Corp	6,011
91,642	*	Coherent, Inc	5,967
1,123,215		Comba Telecom Systems Holdings Ltd	204
640		Comet Holding AG.	465
234,231	*	CommScope Holding Co, Inc	6,064
162

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
6,975,021		Compal Electronics, Inc	$3,903
5,773,000		Compeq Manufacturing Co	3,857
47,109		Comtech Telecommunications Corp	946
54,600	*,e	Control4 Corp	397
2,636,000	*	Coolpad Group Ltd	524
2,077,500		Coretronic Corp	1,716
2,376,161		Corning, Inc	43,436
605,000		Coxon Precise Industrial Co Ltd	911
39,271	*,e	CPI Card Group, Inc	419
100,288	*	Cray, Inc	3,254
20,124	*	CrucialTec Co Ltd	266
81,133		CTS Corp	1,431
176,012		Daeduck Electronics Co	1,138
106,127		Daeduck GDS Co Ltd	897
1,158,000		Daiwabo Co Ltd	2,311
95,461		Daktronics, Inc	832
97,288		Daou Data Corp	1,278
17,767		Datalogic S.p.A.	316
189,755	e	DataTec Ltd	632
1,049,100		Delta Electronics Thai PCL	2,217
3,398,207		Delta Electronics, Inc	15,984
160,000		Denki Kogyo Co Ltd	714
38,900		Dexerials Corp	417
160,138	e	Diebold, Inc	4,819
88,128	*	Digi International, Inc	1,003
3,123,000	e	Digital China Holdings Ltd	3,569
39,355		Digital Multimedia Technologies S.p.A.	2,536
714,421		D-Link Corp	223
112,938		Dolby Laboratories, Inc (Class A)	3,800
44,985	*	DTS, Inc	1,016
435,000		Dynapack International Technology Corp	638
1,319,600		Eastern Communications Co Ltd	1,170
47,625	*,e	Eastman Kodak Co	597
108,120	*	EchoStar Corp (Class A)	4,229
13,771		Eizo Nanao Corp	330
15,700		Elecom Co Ltd	203
101,224		Electro Rent Corp	931
25,875	*	Electro Scientific Industries, Inc	134
1,033,294		Electrocomponents plc	3,618
118,476	*	Electronics for Imaging, Inc	5,538
6,400		Elematec Corp	154
2,036,654		Elite Material Co Ltd	3,543
1,198,324		Elitegroup Computer Systems Co Ltd	734
3,370,578		EMC Corp	86,556
45,441	*	EMCORE Corp	279
37,000		Ennoconn Corp	417
11,700		Enplas Corp	421
64,250	*	ePlus, Inc	5,992
5,527,369		Ericsson (LM) (B Shares)	53,291
25,032	e	Esprinet S.p.A.	230
14,418		EVS Broadcast Equipment S.A.	454
872,485	*	Extreme Networks, Inc	3,560
163

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
427,222	*	F5 Networks, Inc	$41,423
150,397	*	Fabrinet	3,582
42,746	*	FARO Technologies, Inc	1,262
104,324		FEI Co	8,324
7,059,000		FIH Mobile Ltd	2,687
109,480	*,e	Fingerprint Cards AB	7,598
261,859	*	Finisar Corp	3,807
186,317		Firich Enterprises Co Ltd	513
1,241,086	*,e	Fitbit, Inc	36,724
394,368		FLEXium Interconnect, Inc	936
874,251	*	Flextronics International Ltd	9,800
328,068		Flir Systems, Inc	9,209
103,310		Flytech Technology Co Ltd	297
1,007,037		Foxconn Technology Co Ltd	2,121
1,327,481		Fujifilm Holdings Corp	55,399
9,734,000	*,e	GCL New Energy Holdings Ltd	567
71,641		Gemalto NV	4,299
119,000	*	General Interface Solution Holding Ltd	395
58,909	*	Genius Electronic Optical Co Ltd	106
2,213,000		Getac Technology Corp	1,344
1,924,000		Gigabyte Technology Co Ltd	2,126
422,000	*	Gold Circuit Electronics Ltd	127
317,000		Goldpac Group Ltd	138
5,710	*	Green Cross Cell Corp	218
686,680	*,e	GSH Corp Ltd	121
129,608	*	GSI Group, Inc	1,765
1,060,079		Halma plc	13,499
30,500		Hamamatsu Photonics KK	836
2,438,330	*	HannStar Display Corp	287
224,911	*,e	Harmonic, Inc	915
294,518		Harris Corp	25,594
7,532,195	*	Hewlett Packard Enterprise Co	114,489
105,521		Hexagon AB (B Shares)	3,904
768,725		High Tech Computer Corp	1,816
9,400		Hirose Electric Co Ltd	1,138
507,946		Hitachi High-Technologies Corp	13,736
128,000		Hitachi Kokusai Electric, Inc	1,740
11,434,098		Hitachi Ltd	64,790
334,200		Hitachi Maxell Ltd	5,936
587,100		Holystone Enterprise Co Ltd	595
28,476,808		Hon Hai Precision Industry Co, Ltd	69,691
85,795		Horiba Ltd	3,313
210,500		Hosiden Corp	1,184
7,063,391		HP, Inc	83,631
89,448		Humax Co Ltd	1,289
478,900	e	Ibiden Co Ltd	6,866
290,000		Ichia Technologies, Inc	135
7,800		Icom, Inc	162
200,476		ICP Electronics, Inc	238
266,769	*	IDEX ASA	318
221,406	*	II-VI, Inc	4,109
164

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
13,810	*	Iljin Materials Co Ltd	$140
88,697	*,e	Imation Corp	122
67,389	*	Immersion Corp	786
375,712		Inari Amertron BHD	400
1,442		Inficon Holding AG.	460
329,386	*,e	Infinera Corp	5,968
54,865		Ingenico	6,925
913,013		Ingram Micro, Inc (Class A)	27,737
32,460,288		InnoLux Display Corp	9,757
132,787	*	Insight Enterprises, Inc	3,336
108,400		InterDigital, Inc	5,316
17,600	*	Intevac, Inc	83
194,788	*,e	InvenSense, Inc	1,993
4,443,349		Inventec Co Ltd	2,897
96,366	*,e	IPG Photonics Corp	8,592
8,500	e	Iriso Electronics Co Ltd	478
57,100		ITC Networks Corp	538
772,357		ITEQ Corp	518
97,596	*,e	Itron, Inc	3,531
13,708		Ituran Location and Control Ltd	257
359,213	*	Ixia	4,465
1,186,320		Jabil Circuit, Inc	27,629
101,493		Japan Aviation Electronics Industry Ltd	1,456
13,700	e	Japan Cash Machine Co Ltd	135
14,800		Japan Digital Laboratory Co Ltd	201
996,400	*	Japan Display, Inc	2,871
165,535		Japan Radio Co Ltd	505
1,433,600		JCY International BHD	284
37,284		Jenoptik AG.	579
3,677,125	e	Ju Teng International Holdings Ltd	1,744
3,151,902		Juniper Networks, Inc	86,992
45,500	e	Kaga Electronics Co Ltd	679
31,000		Kanematsu Electronics Ltd	549
12,763		Kapsch TrafficCom AG.	517
254,100		KCE Electronics PCL	491
23,503		Keyence Corp	12,917
785,605	*	Keysight Technologies, Inc	22,256
112,940		KH Vatec Co Ltd	1,614
70,695	*	Kimball Electronics, Inc	777
1,018,000		Kingboard Chemical Holdings Ltd	1,620
919,500		Kingboard Laminates Holdings Ltd	415
216,147	*,e	Knowles Corp	2,881
69,800	e	Koa Corp	592
13,060		KONA I Co Ltd	378
509,709		Konica Minolta Holdings, Inc	5,105
67,168		Kudelski S.A.	968
43,520	*	KVH Industries, Inc	410
333,010		Kyocera Corp	15,465
551,587		Laird Group plc	2,883
119,892		Largan Precision Co Ltd	8,204
7,423,323		Lenovo Group Ltd	7,492
92,947	e	Lexmark International, Inc (Class A)	3,016
165

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
14,063		LG Innotek Co Ltd	$1,169
245,751		LG.Philips LCD Co Ltd	5,090
2,208,361		Lite-On Technology Corp	2,130
123,970		Littelfuse, Inc	13,266
444,781	e	Logitech International S.A.	6,813
58,000		Lotes Co Ltd	215
1,105,074	*	Lumentum Holdings, Inc	24,334
28,000	*	Macnica Fuji Electronics Holdings, Inc	371
145,000		Marubun Corp	1,152
7,900		Maruwa Co Ltd	175
34,600		Melco Holdings, Inc	636
130,141	*	Mercury Computer Systems, Inc	2,389
161,076		Merry Electronics Co Ltd	285
6,856	e	Mesa Laboratories, Inc	682
174,708		Methode Electronics, Inc	5,561
390,194	e	Micronic Laser Systems AB	3,776
2,553,000		Micro-Star International Co Ltd	3,628
176,000		MIN AIK Technology Co Ltd	303
519,500		Mitac Holdings Corp	388
571,100	e	Mitsumi Electric Co Ltd	3,234
259,029		Motorola, Inc	17,731
37,724		MTS Systems Corp	2,392
81,803	*	Multi-Fineline Electronix, Inc	1,692
429,236		Murata Manufacturing Co Ltd	61,759
225,000		Nan Ya Printed Circuit Board Corp	228
196,000		Nanjing Panda Electronics	191
234,851		National Instruments Corp	6,738
678,083	*,e	NCR Corp	16,586
1,682,382		NEC Corp	5,331
30,161		Neopost S.A.	736
820,770		NetApp, Inc	21,775
171,231	*	Netgear, Inc	7,176
229,700	*	Netscout Systems, Inc	7,052
96,610	*	Newport Corp	1,533
246,826		Nichicon Corp	1,930
123,739	*,e	Nimble Storage, Inc	1,138
13,300	e	Nippon Ceramic Co Ltd	211
128,000		Nippon Chemi-Con Corp	226
353,141		Nippon Electric Glass Co Ltd	1,780
209,300		Nippon Signal Co Ltd	2,279
18,500		Nohmi Bosai Ltd	232
4,530,842	e	Nokia Corp	31,807
9,894,275		Nokia Oyj	69,997
96,694	*,e	Novatel Wireless, Inc	161
257,813	*,e	Oclaro, Inc	897
1,669,000		Oki Electric Industry Co Ltd	2,089
576,956		Omron Corp	19,240
987,919	e	Opus Group AB	728
77,808	*	Orbotech Ltd	1,722
108,253	*	OSI Systems, Inc	9,598
47,736		Oxford Instruments plc	538
863,089	m	Pace plc	5,525
166

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
463,649	*	Palo Alto Networks, Inc	$81,667
352,224		Pan-International Industrial	138
72,654		Park Electrochemical Corp	1,094
15,545	*,e	Parrot S.A.	456
252,622		Partron Co Ltd	2,100
4,676,000	e	PAX Global Technology Ltd	4,797
50,076	*	PC Connection, Inc	1,134
6,579,324		Pegatron Technology Corp	14,310
135,021		Plantronics, Inc	6,403
83,391	*	Plexus Corp	2,912
363,925	*	Polycom, Inc	4,582
39,578		Posiflex Technology, Inc	185
936,465		Premier Farnell plc	1,353
1,925,000		Primax Electronics Ltd	2,436
799,000	*	Prime View International Co Ltd	378
65,133	*,e	Pure Storage, Inc	1,014
235,352	*	QLogic Corp	2,871
4,822,025		Qualcomm, Inc	241,029
2,900,217		Quanta Computer, Inc	4,653
555,544	*,e	Quantum Corp	517
31,710	*	Radware Ltd	486
117,526	*,e	RealD, Inc	1,240
508,930	*	Redington India Ltd	883
101,052		Renishaw plc	2,782
289,711	e	Ricoh Co Ltd	2,983
9,879	*	RICOH INDIA Ltd	117
66,500		Riso Kagaku Corp	1,083
2,461,000	*	Ritek Corp	216
69,490	*	Rofin-Sinar Technologies, Inc	1,861
47,451	*	Rogers Corp	2,447
8,100		Roland DG Corp	173
190,518	*	Ruckus Wireless, Inc	2,040
87,200		Ryosan Co Ltd	2,238
17,100		Ryoyo Electro Corp	196
11,950		Sam Young Electronics Co Ltd	129
120,881		Samsung Electro-Mechanics Co Ltd	6,423
60,099		Samsung SDI Co Ltd	5,778
316,555		SanDisk Corp	24,055
717,965	*,e	Sandvine Corp	1,837
413,372	*	Sanmina Corp	8,507
90,742	*	Scansource, Inc	2,924
34,708	e	Seagate Technology, Inc	1,272
765,600		Seiko Epson Corp	11,790
20,000		Senao Networks, Inc	129
992,000		Sercomm Corp	2,607
9,636		SFA Engineering Corp	404
131,000	*	Shanghai Potevio Co Ltd	299
156,876		Shimadzu Corp	2,626
667,065	*	ShoreTel, Inc	5,904
28,013	*,e	Sierra Wireless, Inc	441
36,300	e	Siix Corp	1,117
96,116	*,e	Silicon Graphics International Corp	567
167

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
293,342		Simplo Technology Co Ltd	$932
1,123,661		Sinbon Electronics Co Ltd	2,089
4,886		Sindoh Co Ltd	208
28,000		Sirtec International Co Ltd	34
48,000		SMK Corp	237
125,421	*,e	Sonus Networks, Inc	894
103,631		Spectris plc	2,750
1,895		Spigen Korea Co Ltd	100
759,983		Spirent Communications plc	801
125,175	*,e	Stratasys Ltd	2,939
6,690,000	*,e	Suncorp Technologies Ltd	106
899,000	e	Sunny Optical Technology Group Co Ltd	2,050
92,001	*,e	Super Micro Computer, Inc	2,255
11,218	*,m	Suprema, Inc	155
315,286	*	SVA Electron Co Ltd	278
91,174	*	Synaptics, Inc	7,325
71,401	e	SYNNEX Corp	6,421
1,351,402		Synnex Technology International Corp	1,311
21,900	e	Tabuchi Electric Co Ltd	136
1,030,972		Taiflex Scientific Co Ltd	1,186
1,246,577		Taiwan PCB Techvest Co Ltd	1,234
255,603		Taiyo Yuden Co Ltd	3,535
1,637,000	e	TCL Communication Technology Holdings Ltd	1,200
126,690		TDK Corp	8,114
402,253	e	TE Connectivity Ltd	25,990
155,588	*	Tech Data Corp	10,328
406,000	*	Technovator International Ltd	258
174,088	*,e	Telit Communications plc	548
645,095		Test Research, Inc	958
350,773	*,e	Thin Film Electronics ASA	150
30,437	*	Tobii AB	241
100,000	e	Toko, Inc	315
136,625		Tong Hsing Electronic Industries Ltd	315
46,460,000	e	Tongda Group Holdings Ltd	8,155
89,200	e	Topcon Corp	1,507
113,000	e	Toshiba TEC Corp	403
22,400		Toyo Corp/Chuo-ku	203
278,000		TPK Holding Co Ltd	692
1,940,000		Tpv Technology Ltd	254
604,000		Trigiant Group Ltd	122
431,462	*	Trimble Navigation Ltd	9,255
1,548,832		Tripod Technology Corp	2,631
1,528,000	e	Truly International Holdings	365
22,800		TSC Auto ID Technology Co Ltd	221
225,464		TT electronics plc	520
361,133	*	TTM Technologies, Inc	2,351
274,039		TXC Corp	298
77,219	*,e	Ubiquiti Networks, Inc	2,447
1,327,883		Unimicron Technology Corp	560
1,491,937		Unitech Printed Circuit Board Corp	585
265,783	*	Universal Display Corp	14,469
741,195		Venture Corp Ltd	4,281
168

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
106,443	*,e	Viasat, Inc	$6,494
2,172,442	*	Viavi Solutions, Inc	13,230
242,249	*,e	Violin Memory, Inc	218
341,446	e	Vishay Intertechnology, Inc	4,114
48,132	*	Vishay Precision Group, Inc	545
731,500		VS Industry Bhd	267
2,056,800		VST Holdings Ltd	556
141,900	e	Vtech Holdings Ltd	1,469
124,800	e	Wacom Co Ltd	497
1,359,000		Wah Lee Industrial Corp	1,836
379,395		Walsin Technology Corp	227
526,000		Wasion Group Holdings Ltd	544
1,005,463		Western Digital Corp	60,378
144,765		Wincor Nixdorf AG.	7,258
190,500	*,b,m	Wintek Corp	0	^
2,625,758		Wistron Corp	1,473
1,500,108		Wistron NeWeb Corp	3,955
1,381,872		WPG Holdings Co Ltd	1,312
1,372,570		WT Microelectronics Co Ltd	1,472
156,473		Xaar plc	969
15,750	*,m	Ya Hsin Industrial Co Ltd	0
1,468,000		Yageo Corp	2,355
55,393		Yamatake Corp	1,419
528,000	e,g	Yangtze Optical Fibre and Cable Joint Stock Ltd	638
72,538		Yaskawa Electric Corp	987
360,184		Yokogawa Electric Corp	4,332
388,000	*	Yunbo Digital Synergy Group Ltd	115
235,191	*	Zebra Technologies Corp (Class A)	16,381
2,167,507		Zhen Ding Technology Holding Ltd	4,942
293,000		Zinwell Corp	451
938,298		ZTE Corp	2,130
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5,299,738

TELECOMMUNICATION SERVICES - 2.8%
9,086		012 Smile.Communications Ltd	230
238,133	*	8x8, Inc	2,727
1,799,804		Advanced Info Service PCL (Foreign)	7,573
443,451		AFK Sistema (GDR)	2,611
4,406,686	*,e	Alibaba Health Information Technology Ltd	3,029
42,571,989		America Movil S.A. de C.V. (Series L)	29,938
378,250		APT Satellite Holdings Ltd	304
2,383,000	*	Asia Pacific Telecom Co Ltd	841
15,267,277		AT&T, Inc	525,347
30,971		Atlantic Tele-Network, Inc	2,423
109,459	*,e	Avanti Communications Group plc	276
717,600	*,e	Axtel SAB de C.V.	362
1,077,547	e	BCE, Inc	41,632
299,129		Belgacom S.A.	9,734
11,504,448		Bezeq Israeli Telecommunication Corp Ltd	25,325
2,014,438		Bharti Airtel Ltd	10,322
1,692,295	*	Bharti Infratel Ltd	10,918
93,602	*,e	Boingo Wireless, Inc	620
169

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
9,795,308		BT Group plc	$68,014
2,466,701		Cable & Wireless plc	2,699
52,414	*	Cellcom Israel Ltd	326
399,606	g	Cellnex Telecom SAU	7,471
1,705,558		CenturyTel, Inc	42,912
6,287,774		China Communications Services Corp Ltd	2,352
11,748,890		China Mobile Hong Kong Ltd	132,247
17,017,618		China Telecom Corp Ltd	7,938
7,479,220		China Unicom Ltd	9,035
344,250	*,e	Chorus Ltd	919
6,953,396		Chunghwa Telecom Co Ltd	20,947
1,073,373	*	Cincinnati Bell, Inc	3,864
3,691,000	e	Citic 1616 Holdings Ltd	1,406
115,413	e	Cogent Communications Group, Inc	4,004
116,655		Com Hem Holding AB	1,057
130,442	e	Consolidated Communications Holdings, Inc	2,733
5,619,165		Deutsche Telekom AG.	100,924
3,966,269		Digi.Com BHD	4,980
169,428	e	Drillisch AG.	7,128
307,458		Elisa Oyj (Series A)	11,568
2,814,354		Emirates Telecommunications Group Co PJSC	12,336
122,656		Empresa Nacional de Telecomunicaciones S.A.	1,098
65,939	*,g	Euskaltel S.A.	830
53,387	*,e	Fairpoint Communications, Inc	858
1,771,696		Far EasTone Telecommunications Co Ltd	3,641
2,579,232		France Telecom S.A.	43,139
396,066		Freenet AG.	13,365
2,728,040	e	Frontier Communications Corp	12,740
87,575	*	General Communication, Inc (Class A)	1,732
1,166,077	*,e	Globalstar, Inc	1,679
83,770		Globe Telecom, Inc	3,291
44,634	*,e	Hawaiian Telcom Holdco, Inc	1,110
401,245		Hellenic Telecommunications Organization S.A.	4,016
2,105,000	*	HKBN Ltd	2,709
2,480,127		HKT Trust and HKT Ltd	3,168
5,388,651	e	Hutchison Telecommunications Hong Kong Holdings Ltd	1,865
1,662,686		Idea Cellular Ltd	3,598
86,272		IDT Corp (Class B)	1,006
27,391		Iliad S.A.	6,529
159,172	*,e	inContact, Inc	1,518
208,441	*,g	Infrastrutture Wireless Italiane S.p.A	1,137
510,238		Inmarsat plc	8,554
187,425		Inteliquent, Inc	3,331
183,433	*,e	Intelsat S.A.	763
209,224	*,e	Iridium Communications, Inc	1,760
104,100	*,e	Japan Communications, Inc	232
3,161,600		Jasmine International PCL	284
1,126,772		Kcom Group plc	1,919
1,624,500		KDDI Corp	42,189
31,478	*	KT Corp	754
257,812	*,e,m	Let’s GOWEX S.A.	3
2,266,458	*	Level 3 Communications, Inc	123,205
170

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
226,588		LG Telecom Ltd	$2,001
60,728		Lumos Networks Corp	680
135,386	e	M2 Telecommunications Group Ltd	1,121
1,242,410	*	Magyar Telekom	1,738
86,580	e	Manitoba Telecom Services, Inc	1,863
1,990,749		Maxis BHD	3,145
107,262		MegaFon OAO (GDR)	1,248
458,466	*	Midas S.A.	76
42,522	e	Millicom International Cellular S.A.	2,440
926,489		Mobile TeleSystems (ADR)	5,726
325,409		MobileOne Ltd	623
26,061	*	Mobistar S.A.	632
1,970,926		MTN Group Ltd	16,978
616,463		Netia S.A.	849
1,641,400		Nippon Telegraph & Telephone Corp	65,325
44,363	*	NTELOS Holdings Corp	405
2,889,551		NTT DoCoMo, Inc	59,269
163,900	*	Oi S.A. (Preference)	80
141,142	*	Ooredoo QSC	2,906
3,157,144	*	Orascom Telecom Holding SAE	839
2,379,939	*	Orascom Telecom Media And Technology Holding SAE	216
148,663	*	Orbcomm, Inc	1,076
75,335	*	Partner Communications	333
9,322,932		PCCW Ltd	5,450
31,821	*,e	pdvWireless, Inc	875
181,561		Philippine Long Distance Telephone Co	7,937
509,139	*,e	Portugal Telecom SGPS S.A.	150
2,593,890	*	PT Excelcomindo Pratama	683
2,600,000	*	PT Indosat Tbk	1,034
1,025,700	*	PT Link Net Tbk	295
123,063,924		PT Telekomunikasi Indonesia Persero Tbk	27,563
83,086	e	QSC AG.	136
1,235,931	*	Reliance Communication Ventures Ltd	1,644
962,643		Rogers Communications, Inc (Class B)	33,199
157,573		Rostelecom (ADR)	1,171
2,686,622		Royal KPN NV	10,162
23,300		Samart Telcoms PCL	9
435,875	*	SBA Communications Corp (Class A)	45,797
73,083		Shenandoah Telecom Co	3,146
17,231,516		Singapore Telecommunications Ltd	44,427
10,376		SK Telecom Co Ltd	1,899
1,517,188		SmarTone Telecommunications Holding Ltd	2,296
1,359,958		Softbank Corp	68,638
53,508		Spok Holdings, Inc	980
1,260,968	*,e	Sprint Corp	4,565
658,524		StarHub Ltd	1,714
22,399	*,e	Straight Path Communications, Inc	384
29,394	*,g	Sunrise Communications Group AG.	1,733
12,002		Swisscom AG.	6,006
1,846,754		Taiwan Mobile Co Ltd	5,608
1,411,130	e	TalkTalk Telecom Group plc	4,523
110,132		Tata Communications Ltd	724
171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
921,197		TDC AS	$4,587
183,965		Tele2 AB	1,835
3,421,995		Telecom Corp of New Zealand Ltd	7,705
8,458,487		Telecom Italia RSP	8,681
7,124,394	*,e	Telecom Italia S.p.A.	9,029
1,082,702	*	Telefonica Brasil S.A.	9,740
513,016		Telefonica Deutschland Holding AG.	2,706
37,006		Telefonica O2 Czech Republic AS	374
5,181,520	*	Telefonica S.A.	57,483
1,248,986		Telekom Malaysia BHD	1,968
715,482		Telekomunikacja Polska S.A.	1,196
1,704,517		Telenor ASA	28,412
1,384,002		Telephone & Data Systems, Inc	35,832
1,722,504	*,e	Telesites SAB	1,120
2,910,392		TeliaSonera AB	14,453
814,125		Telkom S.A. Ltd	3,382
8,496,072		Telstra Corp Ltd	34,525
300,334		TELUS Corp	8,304
318,700		Thaicom PCL	256
2,007,868		Tim Participacoes S.A.	3,463
651,320		Time dotCom BHD	1,153
3,002,750		TM International BHD	4,475
4,039,978	*	T-Mobile US, Inc	158,044
1,679,900	*	Tower Bersama Infrastructure	711
950,237		TPG Telecom Ltd	6,803
8,912,153	*	True Corp PCL	1,649
425,533		Turk Telekomunikasyon AS	796
1,002,555		Turkcell Iletisim Hizmet AS	3,398
31,451	*	US Cellular Corp	1,283
13,274,973		Verizon Communications, Inc	613,569
131,847		Verizon Communications, Inc (New)	6,129
219,485	e	Vocus Communications Ltd	1,197
422,508		Vodacom Group Pty Ltd	4,164
53,237,945		Vodafone Group plc	172,638
462,986		Vodafone Group plc (ADR)	14,936
887,248	*	Vodafone Qatar	3,082
1,323,418	*	Vonage Holdings Corp	7,596
300,123	e	Windstream Holdings, Inc	1,933
260,816	*	Zayo Group Holdings, Inc	6,935
		TOTAL TELECOMMUNICATION SERVICES	3,108,954

TRANSPORTATION - 2.4%
679,293	e	Abertis Infraestructuras S.A. (Continuous)	10,624
42,698		Aegean Airlines S.A.	316
86,288	*,g	Aena S.A.	9,881
91,205		Aeroports de Paris	10,613
3,467,435	*	Air Arabia PJSC	1,279
122,203	*	Air Canada	902
2,399,807		Air China Ltd	1,882
996,623	*,e	Air France-KLM	7,587
1,910,823		Air New Zealand Ltd	3,854
248,394	*	Air Transport Services Group, Inc	2,504
172

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
4,181,780		AirAsia BHD	$1,251
2,310,025	*	AirAsia X BHD	96
1,290,800		Airports of Thailand PCL (Foreign)	12,341
11,463	*	AJ Rent A Car Co Ltd	116
718,578		Alaska Air Group, Inc	57,853
1,216,567		All Nippon Airways Co Ltd	3,510
23,726	*,m	Allcargo Global Logistics Ltd	72
23,726		Allcargo Logistics Ltd	72
48,647	e	Allegiant Travel Co	8,164
42,386		Amerco, Inc	16,509
2,205,947		American Airlines Group, Inc	93,422
634,771	*,b,m	AMR Corp (Escrow)	6
1,284,000	e	Anhui Expressway Co	1,088
104,220		Ansaldo STS S.p.A.	1,118
10,727		AP Moller - Maersk AS (Class A)	13,813
20,240		AP Moller - Maersk AS (Class B)	26,399
1,898,718	*	Aramex PJSC	1,623
210,122		Arkansas Best Corp	4,495
66,400		Arteris S.A.	162
514,359		Asciano Group	3,270
20,571,700		Asia Aviation PCL (ADR)	2,984
98,394	*	Asiana Airlines	387
129,010	*	Atlas Air Worldwide Holdings, Inc	5,333
1,592,833		Auckland International Airport Ltd	6,249
95,079		Autostrada Torino-Milano S.p.A.	1,193
645,787		Autostrade S.p.A.	17,087
928,295		Avianca Holdings S.A.	496
589,480	*	Avis Budget Group, Inc	21,392
648,200		Bangkok Airways Co Ltd	415
113,750		Bangkok Aviation Fuel Services PCL	92
11,674,841	*,m	Bangkok Expressway & Metro PCL	1,383
897,713		BBA Aviation plc	2,505
1,849,803		Beijing Capital International Airport Co Ltd	1,987
8,387	*	Blue Dart Express Ltd	855
794,158		Bollore	3,700
289,852		bpost S.A.	7,112
6,206,200		BTS Group Holdings PCL (Foreign)	1,566
1,166,556		Canadian National Railway Co	65,211
59,000		Canadian Pacific Railway Ltd	7,528
356,798		Canadian Pacific Railway Ltd (Toronto)	45,571
878,000	*,e	CAR, Inc	1,447
2,154,830	e	Cathay Pacific Airways Ltd	3,708
536,050		Cebu Air, Inc	938
183,462	e	Celadon Group, Inc	1,814
246,572		Central Japan Railway Co	43,775
287,309		CH Robinson Worldwide, Inc	17,819
2,161,715	*	China Airlines	788
1,508,260		China Merchants Holdings International Co Ltd	4,770
886,900		China Merchants Holdings Pacific Ltd	546
4,734,187	*,e	China Shipping Container Lines Co Ltd	1,309
2,257,500		China Southern Airlines Co Ltd	1,740
983,695		Cia de Concessoes Rodoviarias	3,108
173

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
132,276		Cia de Distribucion Integral Logista Holdings SAU	$2,789
2,118,010	e	ComfortDelgro Corp Ltd	4,535
10,532,554	*	Compania SudAmericana de Vapores S.A.	203
90,074		Container Corp Of India Ltd	1,785
451,000	*,e	Controladora Vuela Cia de Aviacion SAB de C.V.	773
131,882	*	Controladora Vuela Cia de Aviacion SAB de C.V. (ADR)	2,263
75,484	e	Copa Holdings S.A. (Class A)	3,643
3,230,336	*,e	COSCO Holdings	1,459
1,980,000	e	Cosco International Holdings Ltd	1,048
4,942,104		COSCO Pacific Ltd	5,433
226,871		Costamare, Inc	2,364
49,258	*,e	Covenant Transportation Group, Inc	931
2,483,890		CSX Corp	64,457
155,275		CTT-Correios de Portugal S.A.	1,492
263,500	e	CWT Ltd	356
20,229	*,e	D/S Norden	359
453,672		Dart Group plc	3,936
474,450		Dazhong Transportation Group Co Ltd	605
4,182,267		Delta Air Lines, Inc	211,999
525,603	*	Deutsche Lufthansa AG.	8,279
2,274,295		Deutsche Post AG.	63,584
96,758		Dfds A.S.	3,756
428,230		DP World Ltd	8,687
468,006		DSV AS	18,422
282,514		DX Group plc	82
45,161	*,e	Eagle Bulk Shipping, Inc	159
512,969		East Japan Railway Co	48,304
2,191,710		easyJet plc	56,211
175,750	*,e	Echo Global Logistics, Inc	3,584
216,900		EcoRodovias Infraestrutura e Logistica S.A.	278
72,700	*,e	eHi Car Services Ltd (ADR)	915
68,270	*,g	Europcar Groupe S.A.	900
4,607,076	*	Eva Airways Corp	2,602
462,000		Evergreen International Storage & Transport Corp	194
1,524,165		Evergreen Marine Corp Tawain Ltd	613
204,445		Expeditors International of Washington, Inc	9,220
904,228	e	FedEx Corp	134,721
1,048,130	*	Firstgroup plc	1,656
19,878		Flughafen Wien AG.	1,886
3,939		Flughafen Zuerich AG.	2,955
77,785		Forward Air Corp	3,346
57,762		Fraport AG. Frankfurt Airport Services Worldwide	3,684
297,129		Freightways Ltd	1,259
361,000	e	Fukuyama Transporting Co Ltd	1,792
111,674		Gateway Distriparks Ltd	545
117,391	*	Genesee & Wyoming, Inc (Class A)	6,303
22,538		GLOVIS Co Ltd	3,672
100,050		Go-Ahead Group plc	3,937
102,106	*	Gol Linhas Aereas Inteligentes S.A.	65
62,450	*,e	Golden Ocean Group Ltd	67
65,582	*,e	Golden Ocean Group Ltd (Oslo)	70
535,721	e	Grindrod Ltd	391
174

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
861,756		Groupe Eurotunnel S.A.	$10,721
405,700	*,e	Grupo Aeromexico SAB de C.V.	925
545,300		Grupo Aeroportuario del Centro Norte Sab de C.V.	2,645
898,591	e	Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	7,928
371,293		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	5,254
347,660		Guangdong Provincial Expressway Development Co Ltd	189
663,000		Guangdong Yueyun Transportation Co Ltd	497
198,958	*	Gujarat Pipavav Port Ltd	423
1,299,804	*	GVK Power & Infrastructure Ltd	159
134,000		Hainan Meilan International Airport Co Ltd	169
21,495		Hamburger Hafen und Logistik AG.	328
75,269		Hanjin Kal Corp	1,243
532,674	*	Hanjin Shipping Co Ltd	1,639
8,296		Hanjin Transportation Co Ltd	325
697,532		Hankyu Hanshin Holdings, Inc	4,534
203,171	*	Hawaiian Holdings, Inc	7,178
128,615	e	Heartland Express, Inc	2,189
2,714,943	*	Hertz Global Holdings, Inc	38,634
169,600		Hitachi Transport System Ltd	2,958
2,623,304	e	Hopewell Highway Infrastructure Ltd	1,265
240,855	*	Hub Group, Inc (Class A)	7,936
7,224,153		Hutchison Port Holdings Trust	3,817
91,255	*	Hyundai Merchant Marine Co Ltd	319
1,939	*	ID Logistics Group	271
72,357	e	Iino Kaiun Kaisha Ltd	299
4,549	*	Integer.pl S.A.	96
1,481,286		International Consolidated Airlines Group S.A.	13,277
3,131,249		International Consolidated Airlines Group S.A. (London)	28,153
1,596,297		International Container Term Services, Inc	2,378
582,425		Irish Continental Group plc	3,427
69,349		J.B. Hunt Transport Services, Inc	5,087
567,631		Japan Airlines Co Ltd	20,317
32,600	e	Japan Airport Terminal Co Ltd	1,443
25,060	*	Jet Airways India Ltd	266
1,614,969	*	JetBlue Airways Corp	36,579
3,440,123		Jiangsu Express	4,617
204,710		Jinzhou Port Co Ltd	131
62,200		Julio Simoes Logistica S.A.	113
608,587		Kamigumi Co Ltd	5,240
1,035,158		Kansas City Southern Industries, Inc	77,295
2,625,400		Kawasaki Kisen Kaisha Ltd	5,620
398,338		Keihin Electric Express Railway Co Ltd	3,292
483,586		Keio Corp	4,176
67,322		Keisei Electric Railway Co Ltd	859
896,547		Kerry Logistics Network Ltd	1,304
1,460,179		Kintetsu Corp	5,937
31,300		Kintetsu World Express, Inc	551
112,958	*	Kirby Corp	5,944
159,407	e	Knight Transportation, Inc	3,862
60,600		Konoike Transport Co Ltd	801
7,391	*	Korea Express Co Ltd	1,197
12,104	*	Korea Line Corp	195
175

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
37,331	*	Korean Air Lines Co Ltd	$876
181,487		Kuehne & Nagel International AG.	24,864
325,736	*	Lan Airlines S.A.	1,707
117,020		Landstar System, Inc	6,863
160,543		Localiza Rent A Car	1,002
3,818		Logistec Corp	105
500,878		Macquarie Atlas Roads Group	1,476
133,641		Macquarie Infrastructure Co LLC	9,702
1,925,408		Malaysia Airports Holdings BHD	2,508
60,399		Marten Transport Ltd	1,069
100,000		Maruzen Showa Unyu Co Ltd	357
230,939		Matson, Inc	9,845
4,078,444		MISC BHD	8,867
29,349		Mitsubishi Logistics Corp	387
698,812		Mitsui OSK Lines Ltd	1,763
86,610		Mitsui-Soko Co Ltd	245
2,196,564		MTR Corp	10,846
2,011,147	*	Mundra Port and Special Economic Zone Ltd	7,907
680,055		Nagoya Railroad Co Ltd	2,830
241,100		Namyong Terminal PCL	106
731,000		Nankai Electric Railway Co Ltd	4,326
904,429		National Express Group plc	4,437
213,910	e	Navios Maritime Holdings, Inc	374
1,600,000	*,e	Neptune Orient Lines Ltd	1,382
198,261		Nippon Express Co Ltd	932
135,400		Nippon Konpo Unyu Soko Co Ltd	2,699
1,406,084		Nippon Yusen Kabushiki Kaisha	3,408
293,000		Nishi-Nippon Railroad Co Ltd	1,722
180,000		Nissin Corp	517
1,000,163		Norfolk Southern Corp	84,604
307,676		Northgate plc	1,782
23,188	*,e	Norwegian Air Shuttle AS	842
154,037		Odakyu Electric Railway Co Ltd	1,659
92,207		Oesterreichische Post AG.	3,366
2,629,711	*,e	OHL Mexico SAB de CV	2,753
150,262	*	Old Dominion Freight Line	8,876
250,000		Orient Overseas International Ltd	1,197
1,537,290		Pacific Basin Shipping Ltd	336
8,973	*	PAM Transportation Services, Inc	248
11,749	e	Panalpina Welttransport Holding AG.	1,312
21,369		Park-Ohio Holdings Corp	786
43,832	*	Pegasus Hava Tasimaciligi AS.	264
7,222		Piraeus Port Authority	109
56,828		PKP Cargo S.A.	984
743,600		Pos Malaysia & Services Holdings BHD	481
511,950	*	Precious Shipping PCL	79
12,753,500	*,m	PT Berlian Laju Tanker Tbk	0	^
2,293,402		PT Jasa Marga Tbk	863
9,186,875		Qantas Airways Ltd	27,231
2,250,694		QR National Ltd	7,145
644,218	e	Qube Logistics Holdings Ltd	1,118
109,646	*	Radiant Logistics, Inc	376
176

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
915,049		Redde plc	$2,779
109,196	*,e	Republic Airways Holdings, Inc	429
72,263	*	Roadrunner Transportation Services Holdings, Inc	681
1,510,477		Royal Mail plc	9,893
134,444	*	Rumo Logistica Operadora Multimodal S.A.	211
3,088	*	Ryanair Holdings plc	50
379,705		Ryanair Holdings plc (ADR)	32,829
509,456		Ryder System, Inc	28,952
86,413		Safe Bulkers, Inc	70
387,000		Sagami Railway Co Ltd	2,252
62,123	*	Saia, Inc	1,382
96	*,m	SAir Group	0
9,200	e	Sakai Moving Service Co Ltd	250
660,000		Sankyu, Inc	3,367
104,500		Santos Brasil Participacoes S.A.	333
113,548	*,e	SAS AB	327
70,492	*,e	Scorpio Bulkers, Inc	697
76,790	e	Seaspan Corp	1,214
9,531		Sebang Co Ltd	137
434,800		Seino Holdings Corp	4,524
90,000	e	Senko Co Ltd	607
877,800		Shandong Airlines Co Ltd	2,811
1,062,300		Shanghai Jinjiang International Investment Holdings Co	2,512
71,200		Shenzhen Chiwan Petroleum	182
353,820		Shenzhen Chiwan Wharf Holdings Ltd	712
662,000		Shenzhen Expressway Co Ltd	583
1,110,691		Shenzhen International Holdings Ltd	2,044
104,000	e	Shinwa Kaiun Kaisha Ltd	185
90,819	*	Shipping Corp of India Ltd	127
3,733,097		Shun TAK Holdings Ltd	1,401
3,118,000	e	Sichuan Expressway Co Ltd	1,108
292,000		Sincere Navigation	179
205,649		Singapore Airlines Ltd	1,620
2,209,100		Singapore Airport Terminal Services Ltd	5,975
1,489,119	e	Singapore Post Ltd	1,719
2,514,000		Sinotrans Ltd	1,338
3,649,000	e	Sinotrans Shipping Ltd	716
1,160,000		SITC International Co Ltd	613
13,820		Sixt AG.	703
43,522		Sixt AG. (Preference)	1,787
303,473		Skywest, Inc	5,772
661,700	e	SMRT Corp Ltd	701
67,369		Societa Iniziative Autostradali e Servizi S.p.A.	716
2,438,046		Southwest Airlines Co	104,982
225,087	*,e	Spirit Airlines, Inc	8,970
1,254,586		Stagecoach Group plc	5,482
46,873		Stolt-Nielsen S.A.	558
82,034	e	Student Transportation, Inc	304
116,767		Sumitomo Warehouse Co Ltd	618
216,837	*,e	Swift Transportation Co, Inc	2,997
1,950,425		Sydney Airport	8,976
177

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
287,000		T.Join Transportation Co	$338
157,007		TAV Havalimanlari Holding AS	979
911,100	*	Thai Airways International PCL-Foreign	231
690,935		Thoresen Thai Agencies PCL	148
5,442,000		Tianjin Port Development Holdings Ltd	902
1,122,600	*	Tiger Airways Holdings Ltd	324
159,691		TNT Express NV	1,351
383,505	*	TNT NV	1,455
800,033		Tobu Railway Co Ltd	3,946
1,691,935		Tokyu Corp	13,370
6,100		Trancom Co Ltd	339
449,695		TransForce, Inc	7,673
84,502	*,e,m	Transurban Group	641
1,615,511		Transurban Group (ASE)	12,246
166,060		Trencor Ltd	478
4,440,139	*	Turk Hava Yollari	11,231
416,000		U-Ming Marine Transport Corp	335
4,152,763		Union Pacific Corp	324,746
1,422,201	*	United Continental Holdings, Inc	81,492
1,637,854		United Parcel Service, Inc (Class B)	157,611
29,348	e	Universal Truckload Services, Inc	412
43,871	*	USA Truck, Inc	766
238,106	*	UTI Worldwide, Inc	1,674
83,018	*,e	Virgin America, Inc	2,989
726,675	*	Virgin Australia Holdings Ltd	240
67,336	*,m	Virgin Australia Int Holdings	0	^
21,075	*	VRL Logistics Ltd	132
33,634		VTG AG.	1,033
113,514		Werner Enterprises, Inc	2,655
184,195	*	Wesco Aircraft Holdings, Inc	2,205
469,787		West Japan Railway Co	32,473
824,300		Westports Holdings BHD	789
197,759	e	Westshore Terminals Investment Corp	1,665
132,508		Wilh. Wilhelmsen ASA	528
782,787		Wisdom Marine Lines Co Ltd	861
32,600	*,g	Wizz Air Holdings plc	877
4,450,000		Xiamen International Port Co Ltd	1,079
179,340	*,e	XPO Logistics, Inc	4,887
1,119,666		Yamato Transport Co Ltd	23,724
1,460,000	*	Yang Ming Marine Transport	383
221,995	*	YRC Worldwide, Inc	3,148
1,114,000	e	Yuexiu Transport Infrastructure Ltd	696
48,900		Yusen Air & Sea Service Co Ltd	653
5,442,819		Zhejiang Expressway Co Ltd	6,503
		TOTAL TRANSPORTATION	2,833,317

UTILITIES - 3.0%
1,224,423		A2A S.p.A.	1,658
167,965	e	Abengoa Yield plc	3,240
1,676,376		Aboitiz Power Corp	1,486
77,222	e	Acciona S.A.	6,613
166,091		ACEA S.p.A.	2,554
178

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
330,703	e	Actelios S.p.A.	$396
700,491	*	Adani Power Ltd	340
246,630	*	Adani Transmissions Ltd	138
1,200,763	e	AES Corp	11,491
2,375,560		AES Gener S.A.	1,054
45,000		AES Tiete S.A.	164
348,364	*,m	AET&D Holdings No 1 Ptd Ltd	0
775,345	e	AGL Energy Ltd	10,146
92,215		AGL Resources, Inc	5,884
2,969,999		Aguas Andinas S.A.	1,524
275,162	*	Akenerji Elektrik Uretim AS	90
170,379	*	Aksa Enerji Uretim AS	148
242,895	e	Algonquin Power & Utilities Corp	1,915
177,415		Allete, Inc	9,018
158,813		Alliant Energy Corp	9,918
175,400		Alupar Investimento S.A.	582
20,696	*	Amata VN PCL	5
851,665		Ameren Corp	36,817
2,943,401		American Electric Power Co, Inc	171,512
159,273		American States Water Co	6,682
835,801		American Water Works Co, Inc	49,939
1,469,826		APA Group	9,249
224,824	e	Aqua America, Inc	6,700
29,355	e	Artesian Resources Corp	813
134,343		Ascopiave S.p.A.	319
111,357	e	Atco Ltd	2,873
38,529		Athens Water Supply & Sewage Co S.A.	209
321,631	e	Atlantic Power Corp	634
244,927	e	Atlantic Power Corp (Toronto)	485
249,557		Atmos Energy Corp	15,732
2,340,508		AusNet Services	2,520
93,334	*	Avangrid, Inc	3,584
219,862		Avista Corp	7,777
59,382		Aygaz AS	206
218,827		Banca Mediolanum S.p.A	1,738
8,895,011	e	Beijing Enterprises Water Group Ltd	6,204
16,138,900		Benpres Holdings Corp	2,263
404,800		Binhai Investment Co Ltd	127
38,816		BKW S.A.	1,470
207,499	e	Black Hills Corp	9,634
30,771		Boralex, Inc	322
261,309		California Water Service Group	6,081
895,809	*	Calpine Corp	12,962
110,963		Canadian Utilities Ltd	2,561
531,000	*,e	Canvest Environment Protection Group Co Ltd	230
141,318	e	Capital Power Corp	1,815
1,194,507		Centerpoint Energy, Inc	21,931
269,579		Centrais Eletricas Brasileiras S.A. (Preference)	708
8,518,570		Centrica plc	27,353
114,953	*	CESC Ltd	889
283,087		CEZ AS	5,049
2,000,000	*,e	CGN New Energy Holdings Co Ltd	436
179

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
11,332,052	g	CGN Power Co Ltd	$4,219
161,865	*,m	Chennai Super Kings Cricket Ltd	6
49,178		Chesapeake Utilities Corp	2,791
804,344	e	Cheung Kong Infrastructure Holdings Ltd	7,431
2,692,000	*,e	China Datang Corp Renewable Power Co Ltd	335
10,069,825		China Gas Holdings Ltd	14,469
4,161,813		China Longyuan Power Group Corp	3,130
5,008,000	*,e	China Oil and Gas Group Ltd	341
13,383,000		China Power International Development Ltd	7,704
14,380,000	e	China Power New Energy Development Co Ltd	1,400
1,168,668		China Resources Gas Group Ltd	3,483
5,964,547	e	China Resources Power Holdings Co	11,540
870,000		China Water Affairs Group Ltd	416
1,148,000	*,e	China Water Industry Group Ltd	241
1,225,639		Chubu Electric Power Co, Inc	16,784
242,352		Chugoku Electric Power Co, Inc	3,200
404,970		Cia de Saneamento Basico do Estado de Sao Paulo	1,929
60,265		Cia de Saneamento de Minas Gerais-COPASA	236
2,468,762		Cia Energetica de Minas Gerais	3,806
226,787		Cia Energetica de Sao Paulo (Class B)	765
10,604		Cia Energetica do Ceara	96
425,571		Cia Paranaense de Energia	2,599
2,073,100		CK Power PCL	114
179,418		Cleco Corp	9,367
3,481,859		CLP Holdings Ltd	29,512
2,501,794		CMS Energy Corp	90,265
8,966,320		Colbun S.A.	2,141
37,892	e	Connecticut Water Service, Inc	1,440
337,418	e	Consolidated Edison, Inc	21,686
29,058	e	Consolidated Water Co, Inc	356
1,401,818		Contact Energy Ltd	4,537
228,243	*	CPFL Energia S.A.	873
2,556,000	e	CT Environmental Group Ltd	833
3,539,087		Datang International Power Generation Co Ltd	1,071
1,735,276		Dominion Resources, Inc	117,374
1,582,829	e	Drax Group plc	5,699
458,916		DTE Energy Co	36,800
2,564,401		DUET Group (ASE Exchange)	4,247
2,846,002		Duke Energy Corp	203,176
305,563	*	Dynegy, Inc	4,095
1,294,278	*	E.CL SA	1,773
2,071,774		E.ON AG.	19,893
7,672		E1 Corp	401
493,600		Eastern Water Resources Development and Management PCL	159
1,282,813		Edison International	75,955
1,262,720		EDP - Energias do Brasil S.A.	3,831
187,278		El Paso Electric Co	7,210
159,600		Electric Power Development Co	5,684
522,301		Electricite de France	7,692
93,500	*	Eletropaulo Metropolitana de Sao Paulo S.A.	198
35,987		Elia System Operator S.A.	1,673
180

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
139,769		Empire District Electric Co	$3,923
3,997,901		Empresa Nacional de Electricidad S.A.	4,957
299,069	e	Enagas	8,436
1,674,644		Endesa S.A.	33,643
215,321		Enea S.A.	618
574,171		Enel Green Power S.p.A	1,167
9,428,005		Enel S.p.A.	39,534
619,726		Energa S.A.	1,995
5,762,641		Energias de Portugal S.A.	20,765
612,936	*,e	Energy World Corp Ltd	103
34,116,194		Enersis S.A.	8,237
1,369,695		ENN Energy Holdings Ltd	7,266
507,237		Entergy Corp	34,675
684,100		Equatorial Energia S.A.	5,917
50,000	e	eRex Co Ltd	820
481,659		ERM Power Ltd	549
524,959		Eversource Energy	26,810
31,245		EVN AG.	357
2,567,606		Exelon Corp	71,302
206,260		Federal Grid Co Unified Energy System JSC (ADR)	74
168,797		Ferroglobe plc	1,815
3,281,600		First Gen Corp	1,575
611,050		First Philippine Holdings Corp	844
1,425,978		FirstEnergy Corp	45,246
423,045		Fortis, Inc	11,438
831,654		Fortum Oyj	12,530
534,395		GAIL India Ltd	3,022
698,000		Gas Malaysia BHD	390
128,105		Gas Natural SDG S.A.	2,612
1,624,946		Gaz de France	28,783
1,391,846	e	Genesis Energy Ltd	1,835
32,680	e	Genie Energy Ltd	364
400,800		Global Power Synergy Co Ltd	246
1,113,043		Glow Energy PCL (Foreign)	2,273
132,037		Great Plains Energy, Inc	3,606
3,654,143		Guangdong Investments Ltd	5,160
66,991	*	Gujarat Gas Co Ltd	626
135,465		Gujarat State Petronet Ltd	279
10,304		Hanjin Heavy Industries & Construction Holdings Co Ltd	53
132,671		Hawaiian Electric Industries, Inc	3,841
1,266,717		Hera S.p.A.	3,357
3,155,500	e,g	HK Electric Investments & HK Electric Investments Ltd	2,644
229,700	*	Hokkaido Electric Power Co, Inc	2,360
242,842		Hokuriku Electric Power Co	3,589
6,204,593		Hong Kong & China Gas Ltd	12,143
1,665,319		Hong Kong Electric Holdings Ltd	15,267
467,930	*	Huadian Energy Co Ltd	279
500,000		Huadian Fuxin Energy Corp Ltd	142
3,706,000		Huadian Power International Co	2,398
7,185,066		Huaneng Power International, Inc	6,153
4,958,000		Huaneng Renewables Corp Ltd	1,471
461,700	e	Hyflux Ltd	183
181

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
9,345,116		Iberdrola S.A.	$66,247
127,858		Idacorp, Inc	8,694
71,572	*	Indiabulls Infrastructure and Power Ltd	4
64,967	*	Indraprastha Gas Ltd	517
214,600	e	Infraestructura Energetica ,NV SAB de C.V.	901
2,091,674	e	Infratil Ltd	4,675
88,164	e	Innergex Renewable Energy, Inc	722
1,027,900		Inter Far East Energy Corp	184
372,363		Interconexion Electrica S.A.	866
1,035,726		Inversiones Aguas Metropolitanas S.A.	1,462
915,813		Iride S.p.A.	1,478
183,579		ITC Holdings Corp	7,205
385,001	e	Just Energy Income Fund	2,749
12,100		K&O Energy Group, Inc	172
700,000	*,e,g	Kangda International Environmental Co Ltd	169
828,115	*	Kansai Electric Power Co, Inc	9,929
16,779	*	Kenon Holdings Ltd	170
224,921		Keppel Infrastructure Trust	81
11,826		Korea District Heating Corp	578
557,127		Korea Electric Power Corp	23,604
69,524		Korea Gas Corp	2,169
4,128		KyungDong City Gas Co Ltd	314
382,277	*	Kyushu Electric Power Co, Inc	4,166
132,047		Laclede Group, Inc	7,845
383,000		Light S.A.	956
2,844,400		Malakoff Corp BHD	1,057
1,845,000		Manila Water Co, Inc	972
567,253		MDU Resources Group, Inc	10,392
3,455,107	*,e	Meridian Energy Ltd	5,635
84,108	e	MGE Energy, Inc	3,903
56,191	e	Middlesex Water Co	1,491
523,692		Mighty River Power Ltd	994
105,934	e	National Fuel Gas Co	4,529
5,851,240		National Grid plc	80,698
216,128		New Jersey Resources Corp	7,124
2,714,668		NextEra Energy, Inc	282,027
704,980		NiSource, Inc	13,754
110,547	e	Northland Power Income Fund	1,491
70,488		Northwest Natural Gas Co	3,567
119,659		NorthWestern Corp	6,492
1,243,335		NRG Energy, Inc	14,634
179,787	e	NRG Yield, Inc (Class A)	2,501
154,967	e	NRG Yield, Inc (Class C)	2,287
2,511,980		NTPC Ltd	5,539
590,490		OGE Energy Corp	15,524
235,400		Okinawa Electric Power Co, Inc	6,109
129,088		ONE Gas, Inc	6,476
90,737	e	Ormat Technologies, Inc	3,309
2,446,188		Osaka Gas Co Ltd	8,835
92,081		Otter Tail Corp	2,452
153,809	*	Pampa Energia S.A. (ADR)	3,161
182

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
182,661	e	Pattern Energy Group, Inc	$3,819
378,488		Pennon Group plc	4,802
251,244		Pepco Holdings, Inc	6,535
2,002,600		Petronas Gas BHD	10,593
1,857,031		PG&E Corp	98,775
200,088		Piedmont Natural Gas Co, Inc	11,409
524,440		Pinnacle West Capital Corp	33,816
355,340		PNM Resources, Inc	10,863
11,579,208		PNOC Energy Development Corp	1,521
1,454,076		Polska Grupa Energetyczna S.A.	4,714
221,981		Portland General Electric Co	8,073
2,525,758		PPL Corp	86,204
16,690,887		PT Perusahaan Gas Negara Persero Tbk	3,291
1,228,867	*	PTC India Ltd	1,235
73,356		Public Power Corp	308
1,285,252		Public Service Enterprise Group, Inc	49,726
142,800		Puncak Niaga Holding BHD	48
33,125	*	Qatar Electricity & Water Co	1,969
173,745		Questar Corp	3,385
26,022		Red Electrica de Espana	2,174
734,477		Redes Energeticas Nacionais S.A.	2,219
419,530	*	Reliance Energy Ltd	3,434
86,387	*	Rosseti PJSC (ADR)	104
35,471	e	Rubis	2,692
1,426,566	e	RusHydro PJSC (ADR)	1,364
937,932		RWE AG.	11,825
1,212,499		Saeta Yield S.A.	11,315
8,265		Samchully Co Ltd	720
489,400	*	Scan Inter PCL	97
190,883	e	SCANA Corp	11,547
36,664	g	Scatec Solar ASA	161
437,312		Scottish & Southern Energy plc	9,819
15,648	e	Sechilienne-Sidec	254
1,332,916		Sempra Energy	125,307
188,368		Severn Trent plc	6,021
207,100	*	Shenzhen Nanshan Power Co Ltd	162
141,584		Shikoku Electric Power Co, Inc	2,212
110,500		Shizuoka Gas Co Ltd	703
1,269,580	*,e	SIIC Environment Holdings Ltd	684
38,662		SJW Corp	1,146
2,483,712		Snam Rete Gas S.p.A.	12,962
703,000	*,e,m	Sound Global Ltd	1
341,343		South Jersey Industries, Inc	8,028
700,585		Southern Co	32,780
206,375		Southwest Gas Corp	11,384
12,574	e	Spark Energy, Inc	261
1,976,510		Spark Infrastructure Group	2,749
462,900		SPCG PCL	274
1,154,419		Suez Environnement S.A.	21,591
382,720	e	Superior Plus Corp	2,976
331,450		Taiwan Cogeneration Corp	233
252,314	*	Talen Energy Corp	1,572
183

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
342,300		Taliworks Corp BHD	$118
1,597,172		Tata Power Co Ltd	1,631
2,087,576		Tauron Polska Energia S.A.	1,529
262,835		TECO Energy, Inc	7,005
106,660	e	Telecom Plus plc	1,686
5,172,065		Tenaga Nasional BHD	16,014
46,011		Terna Energy S.A.	123
1,701,540		Terna Rete Elettrica Nazionale S.p.A.	8,751
100,310	e	TerraForm Global, Inc	561
102,331	e	TerraForm Power, Inc	1,287
702,400	*	Thai Solar Energy PCL	74
1,334,400		Thai Tap Water Supply PCL	392
1,818,000		Tianjin Development Hldgs Ltd	1,096
564,007		Toho Gas Co Ltd	3,643
1,220,075		Tohoku Electric Power Co, Inc	15,253
2,182,119	*	Tokyo Electric Power Co, Inc	12,565
3,133,813		Tokyo Gas Co Ltd	14,725
226,593		Torrent Power Ltd	591
1,098,000	e	Towngas China Co Ltd	636
176,319		Tractebel Energia S.A.	1,487
258,928		TransAlta Corp	919
201,332	e	TransAlta Renewables, Inc	1,509
105,721		Transmissora Alianca de Energia Eletrica S.A.	447
628,072		UGI Corp	21,204
456,640		United Utilities Group plc	6,288
38,947		Unitil Corp	1,397
36,464		VA Tech Wabag Ltd	377
96,828	e	Valener, Inc	1,260
25,000	e	Vanguard FTSE Developed Markets ETF	918
279,979		Vectren Corp	11,877
1,110,983		Veolia Environnement	26,359
53,745	*,e	Vivint Solar, Inc	514
2,008,560		VPC Specialty Lending Investments plc	2,798
396,497		WEC Energy Group, Inc	20,344
894,188		Westar Energy, Inc	37,923
122,266		WGL Holdings, Inc	7,702
4,038,321		Xcel Energy, Inc	145,016
5,489		YESCO Co Ltd	171
34,229	e	York Water Co	854
8,769,486		YTL Corp BHD	3,200
4,168,864		YTL Power International BHD	1,434
227,981	*	Zorlu Enerji Elektrik Uretim AS	130
		TOTAL UTILITIES	3,331,311
		TOTAL COMMON STOCKS	112,395,129
		(Cost $108,846,892)

PREFERRED STOCKS - 0.0%
BANKS - 0.0%
7,168,865		ITAUSA Investimentos Itau PR	12,388
		TOTAL BANKS	12,388
184

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
CAPITAL GOODS - 0.0%
26,923		Villeroy & Boch AG	$358
		TOTAL CAPITAL GOODS	358

DIVERSIFIED FINANCIALS - 0.0%
300,000		Daishin Securities Co Ltd Pref 2	1,751
		TOTAL DIVERSIFIED FINANCIALS	1,751

REAL ESTATE - 0.0%
8,497,223	*,m	Ayala Land, Inc (Preferred B)	18
		TOTAL REAL ESTATE	18
		TOTAL PREFERRED STOCKS	14,515
		(Cost $29,263)

RIGHTS / WARRANTS - 0.0%
BANKS - 0.0%
44,643	m	Banco Bradesco S.A.	13
152,860	m	Banco Bradesco S.A.	75
998,963	m	Unione di Banche Italiane S.p.A	0
		TOTAL BANKS	88

CAPITAL GOODS - 0.0%
5,727		Airport City Ltd	19
92,833		Matrix Concepts Holdings BHD	9
30,914	m	PDG Realty S.A. Empreendimentos e Participacoes	0	^
		TOTAL CAPITAL GOODS	28

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
99,108	m	Samsung Engineering Co Ltd	525
48,026		WCT Holdings BHD	2
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	527

CONSUMER SERVICES - 0.0%
167,219		Minor International PCL	25
		TOTAL CONSUMER SERVICES	25

DIVERSIFIED FINANCIALS - 0.0%
52,603		BNK Financial Group, Inc	60
19,460		Tamburi Investment Partners S.p.A	9
		TOTAL DIVERSIFIED FINANCIALS	69

ENERGY - 0.0%
64,082	e,m	Magnum Hunter Resources Corp	0
681,099		Repsol S.A.	340
		TOTAL ENERGY	340

FOOD & STAPLES RETAILING - 0.0%
135,947	m	Safeway Casa Ley	12
135,947	m	Safeway PDC LLC	12
		TOTAL FOOD & STAPLES RETAILING	24

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
190,191		Community Health Systems, Inc	2
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2
185

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
MATERIALS - 0.0%
295,553	e	ArcelorMittal South Africa Ltd	$0	^
		TOTAL MATERIALS	0	^

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
2,121	e	BioTime, Inc	2
503,196		Faes Farma S.A.	46
55,620	m	Forest Laboratories, Inc CVR	53
21,958	m	Furiex Pharmaceuticals, Inc	0
17,790	e,m	Omthera Pharmaceuticals, Inc	11
228,016	e,m	Trius Therapeutics, Inc	30
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	142

REAL ESTATE - 0.0%
24,314	m	Ascendas Real Estate Investment Trust	1
4,761,352	m	BGP Holdings plc	0
145		Sansiri PCL	0	^
		TOTAL REAL ESTATE	1

SOFTWARE & SERVICES - 0.0%
141,205	m	Gerber Scientific, Inc	0
		TOTAL SOFTWARE & SERVICES	0

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
3,650,250	m	GCL New Energy Holdings Ltd	1
11,387	m	Parrot S.A.	0	^
11,387	m	Parrot S.A.	0
182,875	m	VS Industry Bhd	0
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1

TELECOMMUNICATION SERVICES - 0.0%
51,955	m	Jay Mart PCL	0
196,024	m	Leap Wireless International, Inc	494
		TOTAL TELECOMMUNICATION SERVICES	494

TRANSPORTATION - 0.0%
2		Thoresen Thai Agencies PCL	0	^
		TOTAL TRANSPORTATION	0	^

UTILITIES - 0.0%
2,441,569	m	GCL-Poly Energy Holdings Ltd	10
48,306		Rumo Logistica Operadora Multimodal S.A.	2
		TOTAL UTILITIES	12

		TOTAL RIGHTS / WARRANTS	1,753
		(Cost $1,737)
186

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
SHORT-TERM INVESTMENTS - 4.5%
GOVERNMENT AGENCY DEBT - 0.4%
$100,000,000	d	Federal Home Loan Bank (FHLB)	0.240%	01/05/16	$100,000
13,000,000		FHLB	0.105	01/08/16	13,000
2,000,000		FHLB	0.130	01/11/16	2,000
50,000,000		FHLB	0.250	01/14/16	49,998
37,000,000	d	FHLB	0.170-0.210	01/25/16	36,997
40,000,000	d	FHLB	0.250	01/26/16	39,996
24,150,000		FHLB	0.240	01/28/16	24,147
40,000,000		FHLB	0.276	02/29/16	39,984
34,000,000		FHLB	0.280	03/18/16	33,979
33,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.391	05/04/16	32,953
40,300,000		Federal National Mortgage Association (FNMA)	0.180	01/04/16	40,300
5,000,000		FNMA	0.612	06/08/16	4,990
		TOTAL GOVERNMENT AGENCY DEBT			418,344

TREASURY DEBT - 0.2%
5,000,000		United States Treasury Bill	0.115	01/14/16	5,000
60,000,000		United States Treasury Bill	0.398	06/09/16	59,882
50,000,000	d	United States Treasury Bill	0.121	06/23/16	49,889
50,000,000	d	United States Treasury Note	0.250	04/15/16	49,990
		TOTAL TREASURY DEBT			164,761

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.9%
CERTIFICATE OF DEPOSIT - 0.5%
200,000,000		Bank of Montreal	0.100	01/04/16	200,000
200,000,000		CIBC Bank and Trust Company	0.150	01/04/16	200,000
200,000,000		National Australia Bank Ltd	0.120	01/04/16	200,000
		TOTAL CERTIFICATE OF DEPOSIT			600,000

COMMERCIAL PAPER - 0.3%
300,000,000		United States Treasury Bill	0.064-0.074	01/14/16	299,992
		TOTAL COMMERCIAL PAPER			299,992

REPURCHASE AGREEMENT - 3.0%
265,000,000	o	Barclays	0.270	01/04/16	265,000
50,000,000	p	Barclays	0.270	01/05/16	50,000
477,000,000	q	Calyon	0.330	01/04/16	477,000
191,000,000	r	Calyon	0.350	01/04/16	191,000
100,000,000	s	Citigroup	0.310	01/04/16	100,000
200,000,000	t	Citigroup	0.320	01/04/16	200,000
76,000,000	u	Deutsche Bank	0.350	01/04/16	76,000
100,000,000	v	Deutsche Bank	0.370	01/07/16	100,000
100,000,000	w	Goldman Sachs	0.260	01/04/16	100,000
100,000,000	x	Goldman Sachs	0.270	01/04/16	100,000
150,000,000	y	Goldman Sachs	0.260	01/05/16	150,000
500,000,000	z	Goldman Sachs	0.300	01/07/16	500,000
50,000,000	aa	Merrill Lynch	0.290	01/04/16	50,000
450,000,000	ab	Nomura	0.340	01/04/16	450,000
43,000,000	ac	Royal Bank of Scotland	0.290	01/04/16	43,000
545,000,000	ad	Royal Bank of Scotland	0.290	01/05/16	545,000
		TOTAL REPURCHASE AGREEMENT			3,397,000
187

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
VARIABLE RATE SECURITIES - 0.1%
$156,995,107	i	SLM Student Loan Trust 2007	0.118%	01/25/19	$155,781
		TOTAL VARIABLE RATE SECURITIES			155,781

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			4,452,773

		TOTAL SHORT-TERM INVESTMENTS			5,035,878
		(Cost $5,036,951)
		TOTAL INVESTMENTS - 103.9%			117,448,030
		(Cost $113,915,665)
		OTHER ASSETS & LIABILITIES, NET - (3.9)%			(4,399,869)
		NET ASSETS - 100.0%			$113,048,161

Abbreviation(s):
ADR	American Depositary Receipt
BRL	Brazilian Real
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
NVDR	Non Voting Depository Receipt
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing
^	Amount represents less than $1,000.
a	Affiliated holding
b	In bankruptcy
d	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,384,757,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/15, the aggregate value of these securities was $329,253,000, or 0.3% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
o	Agreement with Barclays, 0.27% dated 12/28/15 to be repurchased at $265,000,000 on 1/04/16, collateralized by U.S. Government Agency Securities valued at $270,300,000.
p	Agreement with Barclays, 0.27% dated 12/29/15 to be repurchased at $50,000,000 on 1/05/16, collateralized by U.S. Government Agency Securities valued at $51,000,000.
q	Agreement with Calyon, 0.33% dated 12/28/15-12/31/15 to be repurchased at $477,000,000 on 1/04/16, collateralized by U.S. Government Agency Securities valued at $486,540,000.
r	Agreement with Calyon, 0.35% dated 12/31/15 to be repurchased at $191,000,000 on 1/04/16, collateralized by U.S. Government Agency Securities valued at $194,820,000.
s	Agreement with Citigroup, 0.31% dated 12/28/15 to be repurchased at $100,000,000 on 1/04/16, collateralized by U.S. Government Agency Securities valued at $102,000,000.
t	Agreement with Citigroup, 0.32% dated 12/28/15 to be repurchased at $200,000,000 on 1/04/16, collateralized by U.S. Government Agency Securities valued at $204,001,000.
u	Agreement with Deutsche Bank, 0.35% dated 12/31/15 to be repurchased at $76,000,000 on 1/04/16, collateralized by U.S. Government Agency Securities valued at $77,520,000.
v	Agreement with Deutsche Bank, 0.37% dated 12/31/15 to be repurchased at $100,000,000 on 1/07/16, collateralized by U.S. Government Agency Securities valued at $102,000,000.
188

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

w	Agreement with Goldman Sachs, 0.26% dated 12/28/15 to be repurchased at $100,000,000 on 1/04/16, collateralized by U.S. Government Agency Securities valued at $102,000,000.
x	Agreement with Goldman Sachs, 0.27% dated 12/28/15 to be repurchased at $100,000,000 on 1/04/16, collateralized by U.S. Government Agency Securities valued at $102,000,000.
y	Agreement with Goldman Sachs, 0.26% dated 12/29/15 to be repurchased at $150,000,000 on 1/05/16, collateralized by U.S. Government Agency Securities valued at $153,000,000.
z	Agreement with Goldman Sachs, 0.30% dated 12/31/15 to be repurchased at $500,000,000 on 1/07/16, collateralized by U.S. Government Agency Securities valued at $510,000,000.
aa	Agreement with Merrill Lynch, 0.29% dated 12/31/15 to be repurchased at $50,000,000 on 1/04/16, collateralized by U.S. Government Agency Securities valued at $51,000,000.
ab	Agreement with Nomura, 0.34% dated 12/31/15 to be repurchased at $450,000,000 on 1/04/16, collateralized by U.S. Government Agency Securities valued at $459,000,000.
ac	Agreement with Royal Bank of Scotland, 0.29% dated 12/31/15 to be repurchased at $43,000,000 on 1/04/16, collateralized by U.S. Government Agency Securities valued at $43,862,000.
ad	Agreement with Royal Bank of Scotland, 0.29% dated 12/29/15 to be repurchased at $545,000,000 on 1/05/16, collateralized by U.S. Government Agency Securities valued at $555,901,000.

Cost amounts are in thousands.
189

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SUMMARY OF MARKET VALUES BY COUNTRY

December 31, 2015

	Value	% of total
Country	(000)	portfolio
DOMESTIC

UNITED STATES	$81,402,250	69.5%
TOTAL DOMESTIC	81,402,250	69.5
FOREIGN

ARGENTINA	6,293	0.0
AUSTRALIA	1,383,826	1.2
AUSTRIA	152,344	0.1
BELGIUM	312,262	0.3
BERMUDA	114,065	0.1
BRAZIL	364,883	0.3
CANADA	2,026,209	1.7
CAYMAN ISLANDS	1,483	0.0
CHILE	79,254	0.1
CHINA	1,958,983	1.7
COLOMBIA	31,550	0.0
CYPRUS	61	0.0
CZECH REPUBLIC	15,395	0.0
DENMARK	483,108	0.4
EGYPT	17,770	0.0
FAROE ISLANDS	4,237	0.0
FINLAND	329,889	0.3
FRANCE	2,460,964	2.1
GEORGIA	2,889	0.0
GERMANY	2,127,862	1.8
GIBRALTAR	1,230	0.0
GREECE	30,625	0.0
GUERNSEY, C.I.	411	0.0
HONG KONG	986,394	0.8
HUNGARY	21,700	0.0
INDIA	758,715	0.6
INDONESIA	185,839	0.2
IRELAND	555,640	0.5
ISLE OF MAN	3,255	0.0
ISRAEL	278,235	0.2
ITALY	640,354	0.5
JAPAN	5,974,394	5.1
JERSEY, C.I.	10,163	0.0
JORDAN	13,941	0.0
KOREA, REPUBLIC OF	1,197,031	1.0
LUXEMBOURG	69,531	0.1
MACAU	3,473	0.0
MALAYSIA	233,864	0.2
MALTA	8,050	0.0
MEXICO	348,651	0.3
MONACO	7,848	0.0
NETHERLANDS	1,120,166	1.0
NEW ZEALAND	106,150	0.1
NORWAY	204,770	0.2
PAKISTAN	1,806	0.0
PANAMA	7,746	0.0
PERU	38,380	0.0
190

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

	Value	% of total
Country	(000)	portfolio
PHILIPPINES	$127,716	0.1%
POLAND	85,806	0.1
PORTUGAL	55,845	0.0
PUERTO RICO	15,113	0.0
QATAR	52,419	0.0
ROMANIA	5,545	0.0
RUSSIA	240,416	0.2
SINGAPORE	451,638	0.4
SOUTH AFRICA	453,425	0.4
SPAIN	494,897	0.4
SRI LANKA	1,293	0.0
SWEDEN	676,223	0.6
SWITZERLAND	2,251,182	1.9
TAIWAN	1,015,541	0.9
THAILAND	168,254	0.1
TURKEY	113,455	0.1
UNITED ARAB EMIRATES	65,882	0.1
UNITED KINGDOM	5,087,637	4.3
VIETNAM	1,758	0.0
VIRGIN ISLANDS, U.S.	46	0.0
TOTAL FOREIGN	36,045,780	30.5

TOTAL PORTFOLIO	$117,448,030	100.0%
191

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2015

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 98.7%

AUSTRALIA - 1.6%
159,375		AGL Energy Ltd	$2,085
855,596		Alumina Ltd	714
457,153		Amcor Ltd	4,441
936,189		AMP Ltd	3,945
120,839		APA Group	760
58,891		Aristocrat Leisure Ltd	435
321,889	*,e	Arrium Ltd	13
187,068		Asciano Group	1,189
192,914		AusNet Services	208
1,439,366		Australia & New Zealand Banking Group Ltd	29,046
51,913		Australian Stock Exchange Ltd	1,597
40,532		Bank of Queensland Ltd	409
49,154		Bendigo Bank Ltd	425
2,157,497		BHP Billiton Ltd	27,766
452,166		BHP Billiton plc	5,042
126,480		BlueScope Steel Ltd	404
83,993		Boral Ltd	359
387,837		Brambles Ltd	3,248
29,511		Caltex Australia Ltd	807
62,908		Challenger Financial Services Group Ltd	396
44,289		CIMIC Group Ltd	777
167,224		Coca-Cola Amatil Ltd	1,128
6,288		Cochlear Ltd	435
634,897		Commonwealth Bank of Australia	39,252
136,382		Computershare Ltd	1,148
39,818		Crown Ltd	360
132,554		CSL Ltd	10,106
106,015		Dexus Property Group	575
256,018		DUET Group (ASE Exchange)	424
71,877		DuluxGroup Ltd	346
5,918	e	Flight Centre Ltd	171
177,570	e	Fortescue Metals Group Ltd	239
194,574		GPT Group (ASE)	674
58,815	e	Harvey Norman Holdings Ltd	178
191,658		Healthscope Ltd	369
46,029		Iluka Resources Ltd	204
279,518		Incitec Pivot Ltd	799
612,262		Insurance Australia Group Ltd	2,459
179,540		Lend Lease Corp Ltd	1,852
190,623	e	Macquarie Goodman Group	864
75,639		Macquarie Group Ltd	4,525
298,713		Medibank Pvt Ltd	466
1,084,435		Mirvac Group	1,552
935,760		National Australia Bank Ltd	20,420
192

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
468,788	*	Newcrest Mining Ltd	$4,436
150,479		Oil Search Ltd	732
107,429	e	Orica Ltd	1,204
546,084		Origin Energy Ltd	1,847
328,034		Orora Ltd	533
72,671		Oxiana Ltd	212
24,734		Platinum Asset Mangement Ltd	145
2,684,147		Qantas Airways Ltd	7,956
449,207		QBE Insurance Group Ltd	4,086
232,063		QR National Ltd	737
15,301		Ramsay Health Care Ltd	752
5,765		REA Group Ltd	229
43,305		Recall Holdings Ltd	218
447,979		Santos Ltd	1,193
1,348,352		Scentre Group	4,090
35,908	e	Seek Ltd	400
41,209		Shopping Centres Australasia Property Group	64
41,488		Sonic Healthcare Ltd	537
1,244,570	*	South32 Ltd	956
5,824,188		Star Entertainment Grp Ltd	21,371
771,492	e	Stockland Trust Group	2,290
424,782		Suncorp-Metway Ltd	3,730
190,839		Sydney Airport	878
88,972		Tabcorp Holdings Ltd	303
159,085		Tattersall's Ltd	505
1,462,081		Telstra Corp Ltd	5,941
32,191		TPG Telecom Ltd	230
22,071	*,m	Transurban Group	167
418,473		Transurban Group (ASE)	3,172
81,175		Treasury Wine Estates Ltd	487
367,604		Vicinity Centres	746
347,688		Wesfarmers Ltd	10,482
612,821		Westfield Corp	4,216
1,318,807		Westpac Banking Corp	31,968
208,641		Woodside Petroleum Ltd	4,347
337,808		Woolworths Ltd	5,994
14,169		WorleyParsons Ltd	48
		TOTAL AUSTRALIA	299,814

AUSTRIA - 0.1%
4,313		Andritz AG.	210
14,830	*	Erste Bank der Oesterreichischen Sparkassen AG.	464
65,989	*,m	Immoeast AG.	0
8,160		OMV AG.	231
6,868	*,e	Raiffeisen International Bank Holding AG.	101
6,274		Voestalpine AG.	192
1,000,000		Wienerberger AG.	18,532
		TOTAL AUSTRIA	19,730

BELGIUM - 0.2%
10,537		Ageas	489
220,115		Anheuser-Busch InBev NV	27,393
193

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
31,925	*,m	Anheuser-Busch InBev NV (Strip VVPR)	$0	^
8,251		Belgacom S.A.	268
3,746		Colruyt S.A.	193
5,476		Delhaize Group	533
4,244		Groupe Bruxelles Lambert S.A.	363
13,338		KBC Groep NV	834
4,102	e	Solvay S.A.	438
2,784	*	Telenet Group Holding NV	150
48,128		UCB S.A.	4,344
4,976		Umicore	209
		TOTAL BELGIUM	35,214

BERMUDA - 0.1%
1,778,467		Marvell Technology Group Ltd	15,686
15,319		PartnerRe Ltd	2,141
14,275		RenaissanceRe Holdings Ltd	1,616
		TOTAL BERMUDA	19,443

BRAZIL - 0.0%
808,060		Banco Itau Holding Financeira S.A.	5,345
225,000		Itau Unibanco Banco Multiplo S.A. (ADR)	1,465
		TOTAL BRAZIL	6,810

CANADA - 2.8%
28,917		Agnico-Eagle Mines Ltd	760
50,391	e	Agrium, Inc	4,504
776,548		Alimentation Couche Tard, Inc	34,183
15,602	e	AltaGas Income Trust	348
131,940	e	ARC Resources Ltd	1,592
36,585		Atco Ltd	944
208,761	*	Bank of Montreal	11,780
383,926		Bank of Nova Scotia	15,530
214,009		Barrick Gold Corp (Canada)	1,584
162,192	e	BCE, Inc	6,266
53,166	*	Blackberry Ltd (New)	493
204,696	*	Bombardier, Inc	198
226,727		Brookfield Asset Management, Inc	7,152
111,716		CAE, Inc	1,239
42,689		Cameco Corp (Toronto)	527
131,950	e	Canadian Imperial Bank of Commerce/Canada	8,696
219,830		Canadian National Railway Co	12,289
281,946		Canadian Natural Resources Ltd (Canada)	6,158
52,378		Canadian Oil Sands Trust	313
118,653		Canadian Pacific Railway Ltd	15,140
99,092		Canadian Pacific Railway Ltd (Toronto)	12,656
58,863		Canadian Tire Corp Ltd	5,027
13,363		Canadian Utilities Ltd	308
190,617	e	Cara Operations Ltd	4,233
8,698		CCL Industries	1,410
390,000	*	Celestica, Inc	4,312
942,314		Cenovus Energy, Inc	11,892
549,862	e	Cenovus Energy, Inc (Toronto)	6,954
194

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
89,089	*	CGI Group, Inc	$3,567
32,713		CI Financial Corp	723
3,418		Constellation Software, Inc	1,425
66,657	e	Crescent Point Energy Corp	777
613,771		Dollarama, Inc	35,459
477,531		Eldorado Gold Corp	1,415
316,497	*	Element Financial Corp	3,820
18,365		Empire Co Ltd	342
225,115		Enbridge, Inc	7,484
421,439		EnCana Corp	2,141
4,476		Fairfax Financial Holdings Ltd	2,125
114,496		Finning International, Inc	1,546
11,732	e	First Capital Realty, Inc	156
117,500		First Quantum Minerals Ltd	440
81,995		Fortis, Inc	2,217
67,099		Franco-Nevada Corp	3,070
55,515		George Weston Ltd	4,290
255,945		Gildan Activewear, Inc	7,277
331,342		Goldcorp, Inc	3,829
61,165		Great-West Lifeco, Inc	1,526
83,642		H&R Real Estate Investment Trust	1,212
191,967		Husky Energy, Inc	1,985
55,350	e	IGM Financial, Inc	1,414
343,800	*,e	Imax Corp	12,219
110,865		Imperial Oil Ltd	3,612
14,815		Industrial Alliance Insurance and Financial Services, Inc	472
24,602		Intact Financial Corp	1,577
160,602	e	Inter Pipeline Ltd	2,578
8,346		Jean Coutu Group PJC, Inc	108
62,050	e	Keyera Corp	1,805
233,473	*	Kinross Gold Corp	424
162,118		Linamar Corp	8,756
48,062		Loblaw Cos Ltd	2,270
103,898		Magna International, Inc (Class A)	4,214
160,000		Magna International, Inc (Class A)	6,490
523,530		Manulife Financial Corp	7,847
153,436	*	MEG Energy Corp	889
9,725		Methanex Corp	321
346,097		Metro, Inc	9,690
129,425		National Bank of Canada	3,770
13,978		Onex Corp	857
176,041		Open Text Corp	8,440
57,670	e	Pembina Pipeline Income Fund	1,257
102,359	e	Peyto Exploration & Development Corp	1,840
301,848		Potash Corp of Saskatchewan	5,170
154,982		Power Corp Of Canada	3,241
114,214	e	Power Financial Corp	2,626
97,273	e	PrairieSky Royalty Ltd	1,541
1,599		Restaurant Brands International LP	59
133,400	e	Restaurant Brands International, Inc	4,984
86,417	e	Restaurant Brands International, Inc (Toronto)	3,232
91,479		RioCan Real Estate Investment Trust	1,566
195

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
81,740		Rogers Communications, Inc (Class B)	$2,819
632,940		Royal Bank of Canada	33,918
109,964		Saputo, Inc	2,630
17,873	*	Seven Generations Energy Ltd	174
71,340	e	Shaw Communications, Inc (B Shares)	1,227
44,780		Silver Wheaton Corp	557
45,551		Smart Real Estate Investment Trust	994
75,842		SNC-Lavalin Group, Inc	2,254
247,683	*,g	Spin Master Corp	3,913
151,583	e	Sun Life Financial, Inc	4,727
998,026		Suncor Energy, Inc	25,764
60,715	e	Teck Cominco Ltd	234
91,770		TELUS Corp	2,537
1,273,893	e	Toronto-Dominion Bank	49,936
406,420	*	Tourmaline Oil Corp	6,565
412,794	e	TransCanada Corp	13,481
162,941		TransForce, Inc	2,780
384,806	*	Turquoise Hill Resources Ltd	976
165,452	e	Veresen, Inc	1,059
11,847	e	Vermilion Energy, Inc	322
7,294		West Fraser Timber Co Ltd	277
180,000		Westjet Airlines Ltd	2,636
102,879		Yamana Gold, Inc	191
		TOTAL CANADA	526,554

CHILE - 0.0%
21,782	e	Antofagasta plc	150
		TOTAL CHILE	150

CHINA - 0.3%
65,960	*	Alibaba Group Holding Ltd (ADR)	5,361
1,700,000		Brilliance China Automotive Holdings Ltd	2,126
9,579,000	*,e,m	China Animal Healthcare Ltd	12
1,122,000		China Aoyuan Property Group Ltd	235
7,346,800		China Everbright International Ltd	9,394
1,300,255	*	China New Town Development Co Ltd	48
666,000		China Overseas Land & Investment Ltd	2,319
534,499	e,m	China Vanke Co Ltd	1,589
203,000		CNOOC Ltd	211
58,000	*,e	Ctrip.com International Ltd (ADR)	2,687
137,700	e,g	Dalian Wanda Commercial Properties Co Ltd	799
4,350,000		Great Wall Motor Co Ltd	5,024
84,259	*	JD.com, Inc (ADR)	2,719
16,500,000	m	Sihuan Pharmaceutical Holdings	4,659
2,397,612		Sino-Ocean Land Holdings Ltd	1,529
947,600		Tencent Holdings Ltd	18,554
195,249		Yangzijiang Shipbuilding	151
		TOTAL CHINA	57,417

DENMARK - 0.8%
209		AP Moller - Maersk AS (Class A)	269
366		AP Moller - Maersk AS (Class B)	477
196

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
5,755		Carlsberg AS (Class B)	$510
5,233		Christian Hansen Holding	327
6,066		Coloplast AS	490
489,689		Danske Bank AS	13,139
10,223		DSV AS	402
849,687	*,e	H Lundbeck AS	29,013
7,841		ISS A.S.	283
1,407,591		Novo Nordisk AS	81,497
57,724		Novozymes AS	2,764
105,943		Pandora AS	13,358
180,000		Sydbank AS	5,780
41,429		TDC AS	206
300,000	*	Topdanmark AS	8,524
6,212		Tryg A.S.	123
11,996		Vestas Wind Systems AS	838
1,247	*	William Demant Holding	119
		TOTAL DENMARK	158,119

FINLAND - 0.7%
7,555		Elisa Oyj (Series A)	284
23,547		Fortum Oyj	355
352,600		Huhtamaki Oyj	12,795
50,000		Kesko Oyj (B Shares)	1,753
17,919	e	Kone Oyj (Class B)	759
5,783		Metso Oyj	130
257,032		Neste Oil Oyj	7,671
2,770,000	e	Nokia Corp	19,445
4,302,791		Nokia Oyj	30,440
70,734		Nokian Renkaat Oyj	2,525
4,982		Orion Oyj (Class B)	172
866,230		Sampo Oyj (A Shares)	43,989
31,423		Stora Enso Oyj (R Shares)	284
28,679		UPM-Kymmene Oyj	533
7,889		Wartsila Oyj (B Shares)	360
		TOTAL FINLAND	121,495

FRANCE - 3.3%
548,256		Accor S.A.	23,745
1,664		Aeroports de Paris	194
18,300		Air Liquide	2,054
150,722	*	Alcatel S.A.	595
11,372	*,e	Alstom RGPT	347
3,745		Arkema	262
4,638		Atos Origin S.A.	389
104,892		AXA S.A.	2,866
370,513		BNP Paribas	20,963
47,509		Bollore	221
85,741		Bouygues S.A.	3,400
14,712		Bureau Veritas S.A.	293
8,684		Cap Gemini S.A.	806
29,702		Carrefour S.A.	857
3,078	e	Casino Guichard Perrachon S.A.	141
197

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1	*	CGG (ADR)	$0	^
2,932		Christian Dior S.A.	498
9,071		CNP Assurances	122
800,286		Compagnie de Saint-Gobain	34,681
2,297,772		Credit Agricole S.A.	27,077
248,448		Dassault Systemes S.A.	19,859
763,781		Edenred	14,438
12,350		Electricite de France	182
11,019		Essilor International S.A.	1,373
2,231		Eurazeo	154
292,511		European Aeronautic Defence and Space Co	19,712
9,435		Eutelsat Communications	283
506,229		Faurecia	20,284
1,694		Fonciere Des Regions	152
1,166,502		France Telecom S.A.	19,511
301,745		Gaz de France	5,345
1,840		Gecina S.A.	224
31,410		Groupe Danone	2,123
24,854		Groupe Eurotunnel S.A.	309
1,381		Hermes International	467
1,836		Icade	123
1,409		Iliad S.A.	336
1,925		Imerys S.A.	134
2,918		Ingenico	368
729,436		JC Decaux S.A.	27,963
11,567		Klepierre	514
6,382		Lagardere S.C.A.	190
14,339		Legrand S.A.	811
245,192		L'Oreal S.A.	41,243
14,976		LVMH Moet Hennessy Louis Vuitton S.A.	2,352
10,019		Michelin (C.G.D.E.) (Class B)	954
49,857		Natixis	282
5,540		Numericable SAS	201
11,307		Pernod-Ricard S.A.	1,290
23,519	*	Peugeot S.A.	412
4,111		PPR	703
10,043		Publicis Groupe S.A.	668
75,000	e	Rallye S.A.	1,165
1,355	e	Remy Cointreau S.A.	97
300,673		Renault S.A.	30,096
723,611		Rexel S.A.	9,635
16,720		Safran S.A.	1,149
386,529		Sanofi-Aventis	32,941
137,277		Schneider Electric S.A.	7,798
8,514		SCOR SE	319
1,531		Societe BIC S.A.	252
523,590		Societe Generale	24,128
4,842		Sodexho Alliance S.A.	473
276,362		Suez Environnement S.A.	5,169
5,479		Technip S.A.	272
314,852		Teleperformance	26,475
53,436		Thales S.A.	4,000
198

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
2,062,464		Total S.A.	$92,463
22,277		Unibail-Rodamco	5,657
238,444		Valeo S.A.	36,762
24,035		Veolia Environnement	570
390,584		Vinci S.A.	25,034
61,743		Vivendi Universal S.A.	1,326
1,601		Wendel	190
10,614	e	Zodiac S.A.	253
		TOTAL FRANCE	608,695

GERMANY - 2.8%
81,254		Adidas-Salomon AG.	7,886
95,306		Allianz AG.	16,800
2,320		Axel Springer AG.	129
49,189		BASF SE	3,747
516,416		Bayer AG.	64,495
101,339		Bayerische Motoren Werke AG.	10,676
2,738		Bayerische Motoren Werke AG. (Preference)	229
636,570		Beiersdorf AG.	57,859
8,179		Brenntag AG.	426
1,118,110	*	Commerzbank AG.	11,537
133,780		Continental AG.	32,363
864,133		Daimler AG. (Registered)	72,202
24,912		Deutsche Annington Immobilien SE	770
198,931		Deutsche Bank AG.	4,831
10,409		Deutsche Boerse AG.	915
12,824	*	Deutsche Lufthansa AG.	202
1,506,441		Deutsche Post AG.	42,117
1,543,673		Deutsche Telekom AG.	27,725
17,559		Deutsche Wohnen AG.	486
65,000		Duerr AG.	5,159
107,261		E.ON AG.	1,030
7,222		Evonik Industries AG.	239
2,199		Fraport AG. Frankfurt Airport Services Worldwide	140
180,000		Freenet AG.	6,074
101,812		Fresenius Medical Care AG.	8,556
20,460		Fresenius SE	1,457
3,642		Fuchs Petrolub AG. (Preference)	172
9,828		GEA Group AG.	397
73,327		Hannover Rueckversicherung AG.	8,373
7,613		HeidelbergCement AG.	620
5,420		Henkel KGaA	518
9,632		Henkel KGaA (Preference)	1,075
3,655		Hugo Boss AG.	302
60,541		Infineon Technologies AG.	883
10,185		K&S AG.	260
1,215		Kabel Deutschland Holding AG.	150
4,953		Lanxess AG.	228
9,968		Linde AG.	1,440
1,934		MAN AG.	194
6,988		Merck KGaA	677
9,784		Metro AG.	312
199

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
101,156	*	Morphosys AG.	$6,294
38,950		Muenchener Rueckver AG.	7,760
4,408		Osram Licht AG.	184
8,114		Porsche AG.	437
537,633		ProSiebenSat. Media AG.	27,124
25,509		RWE AG.	322
52,694		SAP AG.	4,181
391,035	*,g	Scout24 AG.	13,863
248,841		Siemens AG.	24,074
150,000		Software AG.	4,275
6,539		Symrise AG.	433
32,166		Telefonica Deutschland Holding AG.	170
19,128		ThyssenKrupp AG.	379
26,012		TUI AG. (DI)	464
6,746		United Internet AG.	371
3,400	e	Volkswagen AG.	522
8,348		Volkswagen AG. (Preference)	1,205
147,000		Wacker Chemie AG.	12,291
300,046	e	Wirecard AG.	14,998
4,461	*,g	Zalando SE	177
		TOTAL GERMANY	513,175

HONG KONG - 0.9%
6,901,558		AIA Group Ltd	41,237
25,618	e	ASM Pacific Technology	200
126,453		Bank of East Asia Ltd	469
1,058,353		BOC Hong Kong Holdings Ltd	3,221
127,431		Cathay Pacific Airways Ltd	219
68,723		Cheung Kong Infrastructure Holdings Ltd	635
841,543		Cheung Kong Property Holdings Ltd	5,444
5,122,000		China Gas Holdings Ltd	7,360
625,000		Chow Sang Sang Holding	1,027
839,543		CK Hutchison Holdings Ltd	11,285
537,954		CLP Holdings Ltd	4,560
241,463		First Pacific Co	160
256,803		Galaxy Entertainment Group Ltd	805
1,063,434	*	Global Brands Group Holding Ltd	201
209,000	*	Glorious Property Holdings Ltd	24
777,517		Hang Lung Group Ltd	2,521
2,388,803		Hang Lung Properties Ltd	5,413
375,572		Hang Seng Bank Ltd	7,118
458,198		Henderson Land Development Co Ltd	2,795
294,500	e,g	HK Electric Investments & HK Electric Investments Ltd	247
290,660		HKT Trust and HKT Ltd	371
2,341,066		Hong Kong & China Gas Ltd	4,582
321,276		Hong Kong Electric Holdings Ltd	2,945
196,924		Hong Kong Exchanges and Clearing Ltd	5,017
64,800		Hongkong Land Holdings Ltd	452
69,760		Hysan Development Co Ltd	285
1,532,948		Kerry Properties Ltd	4,172
1,709,027		Li & Fung Ltd	1,156
245,468		Link REIT	1,463
200

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
175,571	e	Melco PBL Entertainment Macau Ltd (ADR)	$2,950
480,780		MTR Corp	2,374
1,794,038	e	New World Development Co Ltd	1,762
481,902	e	Noble Group Ltd	135
170,384	e	NWS Holdings Ltd	254
453,040		PCCW Ltd	265
1,636,533		Sands China Ltd	5,548
2,770,286	*	Shanghai Real Estate Ltd	130
123,992		Shangri-La Asia Ltd	121
2,242,000		Shimao Property Holdings Ltd	3,952
332,542		Sino Land Co	484
206,611		SJM Holdings Ltd	146
1,164,642		Sun Hung Kai Properties Ltd	13,999
159,628		Swire Pacific Ltd (Class A)	1,783
1,825,000		Swire Properties Ltd	5,247
147,402		Techtronic Industries Co	597
646,000	*,g	WH Group Ltd	360
2,338,701		Wharf Holdings Ltd	12,894
101,334		Wheelock & Co Ltd	425
79,912		Yue Yuen Industrial Holdings	271
		TOTAL HONG KONG	169,081

INDIA - 0.4%
200,000		Axis Bank Ltd	1,349
900,000		Cadila Healthcare Ltd	4,447
133,600		Container Corp Of India Ltd	2,648
322,531	*	DEN Networks Ltd	546
2,460,238	*	DLF Ltd	4,291
450,000		HDFC Bank Ltd	7,350
350,000	*	Hindustan Petroleum Corp Ltd	4,402
332,666		Housing Development Finance Corp	6,327
450,000		ICICI Bank Ltd (ADR)	3,523
283,431	*	Jyothy Laboratories Ltd	1,341
99,896	*	LIC Housing Finance Ltd	769
210,000		Lupin Ltd	5,810
100,756	*,e	MakeMyTrip Ltd	1,729
90,834	*	Prestige Estates Projects Ltd	264
1,113,028	*	Puravankara Projects Ltd	1,058
111,069		Reliance Industries Ltd	1,701
154,738		Shriram Transport Finance Co Ltd	2,001
322,832	*	Sobha Developers Ltd	1,506
400,000	*	Sun Pharmaceutical Industries Ltd	4,948
813,513	*	Sunteck Realty Ltd	2,877
1,371,559		Tata Motors Ltd (DVR)	5,979
26,406,156	*	Unitech Ltd	2,642
354,303		Yes Bank Ltd	3,866
		TOTAL INDIA	71,374

IRELAND - 1.2%
1,508,758	*	Bank of Ireland	552
1,615,551		CRH plc	46,591
51,923		Experian Group Ltd	918
201

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
2,902,262		Green REIT plc	$5,023
4,220,177		Hibernia REIT plc	6,454
147,992	*,m	Irish Bank Resolution Corp Ltd	0	^
49,282		James Hardie Industries NV	621
312,954		Kerry Group plc (Class A)	25,894
6,144	*	Ryanair Holdings plc	100
435,880		Ryanair Holdings plc (ADR)	37,686
408,914		Shire Ltd	28,054
977,088		Smurfit Kappa Group plc	25,024
1,167,071		XL Capital Ltd	45,726
		TOTAL IRELAND	222,643

ISRAEL - 0.3%
1,897		Azrieli Group	71
57,548		Bank Hapoalim Ltd	297
75,406	*	Bank Leumi Le-Israel	262
106,045		Bezeq Israeli Telecommunication Corp Ltd	233
3,760	*,e	Check Point Software Technologies	306
230		Delek Group Ltd	46
26,903		Israel Chemicals Ltd	109
7,102		Mizrahi Tefahot Bank Ltd	85
2,914		Nice Systems Ltd	167
48,929		Teva Pharmaceutical Industries Ltd	3,192
821,146		Teva Pharmaceutical Industries Ltd (ADR)	53,900
		TOTAL ISRAEL	58,668

ITALY - 1.0%
4,000,000		A2A S.p.A.	5,416
63,291		Assicurazioni Generali S.p.A.	1,156
21,791		Autostrade S.p.A.	577
11,493,974		Banca Intesa S.p.A.	38,172
54,486		Banca Intesa S.p.A. RSP	166
600,044		Banca Mediolanum S.p.A	4,767
137,275	*	Banca Monte dei Paschi di Siena S.p.A	182
47,404		Banche Popolari Unite Scpa	317
19,155	*	Banco Popolare SC	264
93,707		Enel Green Power S.p.A	190
4,134,541		Enel S.p.A.	17,337
696,972		ENI S.p.A.	10,356
115,473		Exor S.p.A.	5,241
20,542	*	Finmeccanica S.p.A.	286
62,925		Fondiaria-Sai S.p.A	160
287,626		Luxottica Group S.p.A.	18,743
2,184,673		Mediaset S.p.A.	9,053
5,017,777		Mediobanca S.p.A.	48,101
869,520		Moncler S.p.A	12,100
765,600	*,g	OVS S.p.A	5,326
9,970		Prysmian S.p.A.	218
13,914	*,e	Saipem S.p.A.	112
111,393		Snam Rete Gas S.p.A.	581
313,661		Telecom Italia RSP	322
614,901	*,e	Telecom Italia S.p.A.	779
202

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
80,946		Terna Rete Elettrica Nazionale S.p.A.	$416
256,097		UniCredit S.p.A	1,416
304,209	*,e	Yoox S.p.A	11,332
		TOTAL ITALY	193,086

JAPAN - 8.4%
3,300		ABC-Mart, Inc	181
50,700	*,e	Acom Co Ltd	239
600		Activia Properties Inc	2,550
990		Advance Residence Investment Corp	2,177
80,409		Aeon Co Ltd	1,239
13,203		AEON Financial Service Co Ltd	295
14,260		Aeon Mall Co Ltd	245
20,000		Air Water, Inc	322
205,942		Aisin Seiki Co Ltd	8,863
69,529		Ajinomoto Co, Inc	1,646
21,800		Alfresa Holdings Corp	431
143,435		All Nippon Airways Co Ltd	414
54,200		Alps Electric Co Ltd	1,470
42,844		Amada Co Ltd	409
2,654,848		Aozora Bank Ltd	9,265
207,807		Asahi Breweries Ltd	6,505
115,773		Asahi Glass Co Ltd	663
415,134		Asahi Kasei Corp	2,807
19,700		Asics Corp	409
748,800		Astellas Pharma, Inc	10,660
122,105		Bank of Kyoto Ltd	1,132
409,971		Bank of Yokohama Ltd	2,513
8,253		Benesse Corp	238
547,404		Bridgestone Corp	18,777
29,285		Brother Industries Ltd	336
49,000		Calbee, Inc	2,069
131,697		Canon, Inc	3,984
25,433	e	Casio Computer Co Ltd	595
52,000		Central Japan Railway Co	9,232
271,323		Chiba Bank Ltd	1,925
105,100		Chiyoda Corp	798
219,566		Chubu Electric Power Co, Inc	3,007
82,558		Chugai Pharmaceutical Co Ltd	2,878
57,000		Chugoku Bank Ltd	761
96,753		Chugoku Electric Power Co, Inc	1,277
32,542		Citizen Watch Co Ltd	234
265,600	e	COOKPAD, Inc	5,638
18,255		Credit Saison Co Ltd	360
816,800	*,e	CYBERDYNE, Inc	13,762
66,076		Dai Nippon Printing Co Ltd	653
36,330		Daicel Chemical Industries Ltd	541
23,790	e	Daihatsu Motor Co Ltd	321
958,200		Dai-ichi Mutual Life Insurance Co	15,942
77,997		Daiichi Sankyo Co Ltd	1,610
84,446		Daikin Industries Ltd	6,149
19,563	e	Dainippon Sumitomo Pharma Co Ltd	230
203

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
31,711		Daito Trust Construction Co Ltd	$3,663
210,656		Daiwa House Industry Co Ltd	6,056
517,300		Daiwa Securities Group, Inc	3,163
302,345		Denso Corp	14,448
26,655		Dentsu, Inc	1,458
464,600		Don Quijote Co Ltd	16,316
226,952		East Japan Railway Co	21,371
31,317		Eisai Co Ltd	2,072
44,993		Electric Power Development Co	1,602
7,244		FamilyMart Co Ltd	337
40,843		Fanuc Ltd	7,037
19,718		Fast Retailing Co Ltd	6,898
1,218,822		Fuji Electric Holdings Co Ltd	5,112
728,242		Fuji Heavy Industries Ltd	30,001
535,084		Fujifilm Holdings Corp	22,330
268,991		Fujitsu Ltd	1,343
275,663		Fukuoka Financial Group, Inc	1,367
159,400		GMO Payment Gateway, Inc	7,570
55,300	e	GungHo Online Entertainment Inc	150
135,879		Gunma Bank Ltd	790
140,842		Hachijuni Bank Ltd	862
28,000		Hakuhodo DY Holdings, Inc	303
17,500		Hamamatsu Photonics KK	480
142,000		Hankyu Hanshin Holdings, Inc	923
700,000		Haseko Corp	7,739
2,200		Hikari Tsushin, Inc	150
91,382		Hino Motors Ltd	1,056
3,700		Hirose Electric Co Ltd	448
182,000		Hiroshima Bank Ltd	1,034
7,167		Hisamitsu Pharmaceutical Co, Inc	301
12,852		Hitachi Chemical Co Ltd	204
13,322	e	Hitachi Construction Machinery Co Ltd	207
113,800		Hitachi High-Technologies Corp	3,077
6,892,285		Hitachi Ltd	39,054
25,900		Hitachi Metals Ltd	320
418,000		Hokuhoku Financial Group, Inc	852
60,531		Hokuriku Electric Power Co	895
580,096		Honda Motor Co Ltd	18,541
4,900		Hoshizaki Electric Co Ltd	305
603,553		Hoya Corp	24,681
1,552		Ichigo Real Estate Investment Corp	1,116
10,800		Idemitsu Kosan Co Ltd	172
18,000		Iida Group Holdings Co Ltd	334
200		Industrial & Infrastructure Fund Investment Corp	954
287,400		Infomart Corp	2,833
118,700		Inpex Holdings, Inc	1,157
154,981		Isetan Mitsukoshi Holdings Ltd	2,021
2,777,878		Ishikawajima-Harima Heavy Industries Co Ltd	7,668
149,200		Istyle, Inc	2,636
73,700		Isuzu Motors Ltd	794
863,270		Itochu Corp	10,211
25,600		Itochu Techno-Science Corp	510
204

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
84,852		Iyo Bank Ltd	$824
284,300		J Front Retailing Co Ltd	4,133
242,000		Japan Airlines Co Ltd	8,662
5,300	e	Japan Airport Terminal Co Ltd	235
286,600	*	Japan Post Bank Co Ltd	4,173
55,600	*	Japan Post Holdings Co Ltd	863
142,900	*,e	Japan Post Insurance Co Ltd	3,703
104		Japan Prime Realty Investment Corp	355
164		Japan Real Estate Investment Corp	796
4,643		Japan Rental Housing Investments, Inc	3,281
792		Japan Retail Fund Investment Corp	1,524
474,300		Japan Tobacco, Inc	17,413
61,104		JFE Holdings, Inc	959
76,978		JGC Corp	1,178
226,624		Joyo Bank Ltd	1,072
23,453		JSR Corp	365
425,303		JTEKT Corp	6,961
725,180		JX Holdings, Inc	3,044
500,000		kabu.com Securities Co Ltd	1,561
103,372		Kajima Corp	615
17,900		Kakaku.com, Inc	352
212,252		Kamigumi Co Ltd	1,827
33,900		Kaneka Corp	352
247,074	*	Kansai Electric Power Co, Inc	2,962
28,780		Kansai Paint Co Ltd	436
62,053		Kao Corp	3,189
576,212		Kawasaki Heavy Industries Ltd	2,132
558,700		KDDI Corp	14,510
63,000		Keihan Electric Railway Co Ltd	422
171,622		Keihin Electric Express Railway Co Ltd	1,418
210,910		Keio Corp	1,821
34,426		Keisei Electric Railway Co Ltd	439
1,838		Kenedix Realty Investment Corp	8,593
13,351		Keyence Corp	7,338
17,795		Kikkoman Corp	617
408,914		Kintetsu Corp	1,663
101,749		Kirin Brewery Co Ltd	1,381
385,084		Kobe Steel Ltd	418
12,700		Koito Manufacturing Co Ltd	521
114,022		Komatsu Ltd	1,866
11,673		Konami Corp	278
56,213		Konica Minolta Holdings, Inc	563
3,800		Kose Corp	351
1,137,258		Kubota Corp	17,569
43,474		Kuraray Co Ltd	527
13,345		Kurita Water Industries Ltd	279
39,500		Kyocera Corp	1,834
129,045		Kyowa Hakko Kogyo Co Ltd	2,030
142,884	*	Kyushu Electric Power Co, Inc	1,557
42,800	*	Kyushu Financial Group, Inc	302
8,051		Lawson, Inc	653
32,423		LIXIL Group Corp	720
205

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
18,100		Mabuchi Motor Co Ltd	$981
100,000		Maeda Corp	676
36,936		Makita Corp	2,128
935,372		Marubeni Corp	4,809
27,409		Marui Co Ltd	446
5,696		Maruichi Steel Tube Ltd	168
1,222,100		Matsui Securities Co Ltd	11,196
651,855		Matsushita Electric Industrial Co Ltd	6,608
282,100		Mazda Motor Corp	5,821
8,000	e	McDonald's Holdings Co Japan Ltd	174
16,712		Mediceo Paltac Holdings Co Ltd	285
15,100		MEIJI Holdings Co Ltd	1,247
95,000		Minebea Co Ltd	813
19,600		Miraca Holdings, Inc	862
270,000		MISUMI Group, Inc	3,730
468,019		Mitsubishi Chemical Holdings Corp	2,969
526,695		Mitsubishi Corp	8,761
775,814		Mitsubishi Electric Corp	8,144
328,705		Mitsubishi Estate Co Ltd	6,835
124,160		Mitsubishi Gas Chemical Co, Inc	635
1,191,150		Mitsubishi Heavy Industries Ltd	5,208
14,262		Mitsubishi Logistics Corp	188
139,293		Mitsubishi Materials Corp	439
259,000		Mitsubishi Motors Corp	2,191
5,274,454		Mitsubishi UFJ Financial Group, Inc	32,671
60,900		Mitsubishi UFJ Lease & Finance Co Ltd	313
546,104		Mitsui & Co Ltd	6,489
606,087		Mitsui Chemicals, Inc	2,688
1,001,437		Mitsui Fudosan Co Ltd	25,134
141,499		Mitsui OSK Lines Ltd	357
222,909		Mitsui Sumitomo Insurance Group Holdings, Inc	6,537
1,798,918		Mitsui Trust Holdings, Inc	6,813
5,500		Mixi Inc	206
6,231,856		Mizuho Financial Group, Inc	12,464
516,800		MonotaRO Co Ltd	14,300
336,420		Murata Manufacturing Co Ltd	48,404
14,900		Nabtesco Corp	303
108,000		Nagoya Railroad Co Ltd	449
21,906		Namco Bandai Holdings, Inc	463
840,615		NEC Corp	2,663
15,700		Nexon Co Ltd	255
254,179		NGK Insulators Ltd	5,729
21,988		NGK Spark Plug Co Ltd	579
19,238		NHK Spring Co Ltd	193
127,570		Nidec Corp	9,251
42,281	e	Nikon Corp	566
37,198		Nintendo Co Ltd	5,115
492		Nippon Building Fund, Inc	2,351
48,184		Nippon Electric Glass Co Ltd	243
103,441		Nippon Express Co Ltd	486
21,944		Nippon Meat Packers, Inc	430
18,300		Nippon Paint Co Ltd	443
206

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
2,654		Nippon ProLogis REIT, Inc	$4,801
163,500		Nippon Steel Corp	3,234
480,200		Nippon Telegraph & Telephone Corp	19,111
571,308		Nippon Yusen Kabushiki Kaisha	1,385
1,321,343		Nissan Motor Co Ltd	13,835
26,400		Nisshin Seifun Group, Inc	431
7,935		Nissin Food Products Co Ltd	421
9,200		Nitori Co Ltd	773
273,437		Nitto Denko Corp	19,962
40,753		NKSJ Holdings, Inc	1,338
11,951		NOK Corp	279
6,015,363		Nomura Holdings, Inc	33,506
15,674		Nomura Real Estate Holdings, Inc	291
435	*	Nomura Real Estate Master Fund, Inc	541
75,500		Nomura Research Institute Ltd	2,899
57,511		NSK Ltd	625
116,000		NTT Data Corp	5,608
464,500		NTT DoCoMo, Inc	9,528
13,900		NTT Urban Development Corp	134
79,259		Obayashi Corp	731
8,000		Obic Co Ltd	423
228,098		Odakyu Electric Railway Co Ltd	2,456
97,797		OJI Paper Co Ltd	393
492,600		Olympus Corp	19,393
24,113		Omron Corp	804
78,210		Ono Pharmaceutical Co Ltd	13,946
4,603		Oracle Corp Japan	214
61,700		Oriental Land Co Ltd	3,733
1,796,900		ORIX Corp	25,208
231,981		Osaka Gas Co Ltd	838
68,300		Osaka Securities Exchange Co Ltd	1,068
9,900		Otsuka Corp	486
48,100		Otsuka Holdings KK	1,709
32,800		Park24 Co Ltd	795
1,880,000	*	Pioneer Corp	5,175
50,000		Pola Orbis Holdings, Inc	3,295
114,700		Rakuten, Inc	1,321
17,600		Recruit Holdings Co Ltd	517
1,128,230		Resona Holdings, Inc	5,479
426,281	e	Ricoh Co Ltd	4,389
4,499		Rinnai Corp	399
100,924		Rohm Co Ltd	5,112
3,000		Ryohin Keikaku Co Ltd	608
6,080		Sankyo Co Ltd	227
5,800	e	Sanrio Co Ltd	136
151,100		Santen Pharmaceutical Co Ltd	2,488
212,000		Sapporo Holdings Ltd	931
109,800		Sawai Pharmaceutical Co Ltd	7,517
26,580		SBI Holdings, Inc	287
25,934		Secom Co Ltd	1,758
23,243		Sega Sammy Holdings, Inc	217
15,000		Seibu Holdings, Inc	306
207

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
34,700		Seiko Epson Corp	$534
134,951		Sekisui Chemical Co Ltd	1,762
243,320		Sekisui House Ltd	4,091
381,881		Seven & I Holdings Co Ltd	17,484
71,500		Seven Bank Ltd	314
62,119		Shikoku Electric Power Co, Inc	970
30,982		Shimadzu Corp	519
7,297		Shimamura Co Ltd	855
9,681		Shimano, Inc	1,487
1,559,962		Shimizu Corp	12,720
231,900		Shin-Etsu Chemical Co Ltd	12,607
580,649		Shinsei Bank Ltd	1,069
107,133		Shionogi & Co Ltd	4,846
44,685		Shiseido Co Ltd	927
65,301		Shizuoka Bank Ltd	633
37,300		Shoei Co Ltd	327
24,173	e	Showa Shell Sekiyu KK	197
6,588		SMC Corp	1,711
150,000		SMS Co Ltd	3,149
749,360		Softbank Corp	37,820
7,600		Sohgo Security Services Co Ltd	356
2,400,000		Sojitz Holdings Corp	5,037
84,200		So-net M3, Inc	1,746
1,706,882		Sony Corp	41,950
751,600		Sony Financial Holdings, Inc	13,444
17,515		Stanley Electric Co Ltd	384
604,883		Sumitomo Chemical Co Ltd	3,474
281,063		Sumitomo Corp	2,866
92,276		Sumitomo Electric Industries Ltd	1,303
1,548,625		Sumitomo Heavy Industries Ltd	6,942
61,464		Sumitomo Metal Mining Co Ltd	746
1,123,679		Sumitomo Mitsui Financial Group, Inc	42,409
195,725		Sumitomo Realty & Development Co Ltd	5,586
20,963		Sumitomo Rubber Industries, Inc	273
16,900		Suntory Beverage & Food Ltd	740
239,354		Suruga Bank Ltd	4,933
9,600		Suzuken Co Ltd	365
45,122		Suzuki Motor Corp	1,371
312,800		Sysmex Corp	20,064
190,431		T&D Holdings, Inc	2,512
143,000		Taiheiyo Cement Corp	418
352,143		Taisei Corp	2,320
3,923		Taisho Pharmaceutical Holdings Co Ltd	277
18,372		Taiyo Nippon Sanso Corp	166
419,718		Takashimaya Co Ltd	3,780
332,448		Takeda Pharmaceutical Co Ltd	16,576
80,781		Tanabe Seiyaku Co Ltd	1,392
57,727		TDK Corp	3,697
1,263,613		Teijin Ltd	4,306
37,500		Terumo Corp	1,162
61,276		THK Co Ltd	1,136
333,878		Tobu Railway Co Ltd	1,647
208

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
13,975		Toho Co Ltd	$387
50,000		Toho Gas Co Ltd	323
161,115		Tohoku Electric Power Co, Inc	2,014
502,664		Tokio Marine Holdings, Inc	19,415
179,360	*	Tokyo Electric Power Co, Inc	1,033
21,310		Tokyo Electron Ltd	1,291
809,924		Tokyo Gas Co Ltd	3,806
25,000		Tokyo Ohka Kogyo Co Ltd	794
25,500		Tokyo Tatemono Co Ltd	278
574,852		Tokyu Corp	4,543
63,700		Tokyu Fudosan Holdings Corp	399
223,126		TonenGeneral Sekiyu KK	1,884
64,427		Toppan Printing Co Ltd	594
524,664		Toray Industries, Inc	4,875
580,481	*	Toshiba Corp	1,193
900,000		Tosoh Corp	4,630
17,600		Toto Ltd	618
19,939		Toyo Seikan Kaisha Ltd	370
40,999		Toyo Suisan Kaisha Ltd	1,429
188,097		Toyoda Gosei Co Ltd	4,273
20,161		Toyota Industries Corp	1,078
1,964,448		Toyota Motor Corp	120,969
26,394		Toyota Tsusho Corp	617
12,928		Trend Micro, Inc	525
127,300		Uni-Charm Corp	2,600
325		United Urban Investment Corp	441
26,930		USS Co Ltd	405
39,800		West Japan Railway Co	2,751
511,000		Yahoo! Japan Corp	2,077
10,877		Yakult Honsha Co Ltd	532
81,890		Yamada Denki Co Ltd	354
74,406	e	Yamaguchi Financial Group, Inc	881
20,688		Yamaha Corp	500
32,483		Yamaha Motor Co Ltd	728
199,455		Yamato Transport Co Ltd	4,226
13,553		Yamazaki Baking Co Ltd	305
29,084		Yaskawa Electric Corp	396
27,910		Yokogawa Electric Corp	336
12,400		Yokohama Rubber Co Ltd	190
		TOTAL JAPAN	1,555,041

JERSEY, C.I. - 0.0%
5,074		Randgold Resources Ltd	313
		TOTAL JERSEY, C.I.	313

KOREA, REPUBLIC OF - 0.1%
29,000		Hanssem Co Ltd	5,683
40,743		KB Financial Group, Inc	1,148
20,000		Samsung Fire & Marine Insurance Co Ltd	5,228
90,000		Woongjin Coway Co Ltd	6,408
		TOTAL KOREA, REPUBLIC OF	18,467
209

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
LUXEMBOURG - 0.1%
53,982	e	ArcelorMittal	$228
3,883,305		B&M European Value Retail S.A.	16,298
3,482		Millicom International Cellular S.A.	200
1,982		RTL Group	165
17,363		SES Global S.A.	481
26,136		Tenaris S.A.	310
		TOTAL LUXEMBOURG	17,682

MACAU - 0.0%
109,792		MGM China Holdings Ltd	137
171,383	e	Wynn Macau Ltd	199
		TOTAL MACAU	336

MALAYSIA - 0.1%
5,555,550		Karex BHD	5,335
1,266,980		Public Bank BHD	5,459
1,200,000		Tenaga Nasional BHD	3,715
34,562	*	YNH Property BHD	15
		TOTAL MALAYSIA	14,524

MEXICO - 0.1%
12,058		Fresnillo plc	125
700,000		Gruma SAB de C.V.	9,819
		TOTAL MEXICO	9,944

NETHERLANDS - 2.0%
2,284,255	*,g	ABN AMRO Group NV (ADR)	51,311
96,644		Aegon NV	547
495,956	*	AerCap Holdings NV	21,405
348,710		Akzo Nobel NV	23,300
19,295		Altice NV (Class A)	277
6,145	*	Altice NV (Class B)	90
454,969		ASML Holding NV	40,425
44,600	e	ASML Holding NV (ADR)	3,959
4,826		Boskalis Westminster	197
9,396		DSM NV	471
226,241	g	Euronext NV	11,608
4,418		Gemalto NV	265
5,386		Heineken Holding NV	415
57,217		Heineken NV	4,876
5,885,886		ING Groep NV	79,636
1,371,962		ING Groep NV (ADR)	18,467
44,150		Koninklijke Ahold NV	931
50,563		Koninklijke Philips Electronics NV	1,291
3,872		Koninklijke Vopak NV	167
12,766		NN Group NV	450
402,265	*	NXP Semiconductors NV	33,891
4,771	*,e	OCI NV	118
6,621		Randstad Holdings NV	412
1,527,172		Royal Dutch Shell plc (A Shares)	34,589
1,073,994		Royal Dutch Shell plc (B Shares)	24,477
210

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
172,316		Royal KPN NV	$652
25,786		TNT Express NV	218
1,036,400	*	TomTom NV	13,030
186,394		Wolters Kluwer NV	6,260
		TOTAL NETHERLANDS	373,735

NEW ZEALAND - 0.1%
4,000,000		Air New Zealand Ltd	8,067
100,334		Auckland International Airport Ltd	394
80,632		Contact Energy Ltd	261
74,936		Fletcher Building Ltd	376
139,064	*	Meridian Energy Ltd	227
76,573		Mighty River Power Ltd	145
41,004	e	Ryman Healthcare Ltd	238
201,768		Telecom Corp of New Zealand Ltd	454
		TOTAL NEW ZEALAND	10,162

NORWAY - 0.3%
786,071		DNB NOR Holding ASA	9,685
11,146		Gjensidige Forsikring BA	178
73,911		Norsk Hydro ASA	275
44,608		Orkla ASA	352
3,780		Schibsted ASA	124
4,511	*	Schibsted ASA (B Shares)	144
2,957,610		Statoil ASA	41,249
39,866		Telenor ASA	665
9,681		Yara International ASA	416
		TOTAL NORWAY	53,088

PHILIPPINES - 0.1%
20,895,900	*	Melco Crown Philippines Resorts Corp	1,011
4,174,604		Metropolitan Bank & Trust	7,121
8,245,950		Robinsons Retail Holdings, Inc	11,048
		TOTAL PHILIPPINES	19,180

PORTUGAL - 0.0%
2,221,305	*,e	Banco Comercial Portugues S.A.	118
124,476		Energias de Portugal S.A.	448
21,129		Galp Energia SGPS S.A.	247
660,231		Jeronimo Martins SGPS S.A.	8,591
		TOTAL PORTUGAL	9,404

RUSSIA - 0.1%
1,319,800		Sberbank of Russian Federation (ADR)	7,742
203,100	*	X 5 Retail Group NV (GDR)	3,849
		TOTAL RUSSIA	11,591

SINGAPORE - 0.3%
223,755		Ascendas REIT	359
150,943		Avago Technologies Ltd	21,909
211,397		CapitaCommercial Trust	201
211

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
813,046		CapitaLand Ltd	$1,911
684,617		CapitaMall Trust	929
143,900		City Developments Ltd	774
230,648		ComfortDelgro Corp Ltd	494
761,006		DBS Group Holdings Ltd	8,919
665,192		Genting International plc	359
1,980,195		Global Logistic Properties	2,990
772,465		Golden Agri-Resources Ltd	184
628,347		Hutchison Port Holdings Trust	332
12,466		Jardine Cycle & Carriage Ltd	305
439,568	e	Keppel Corp Ltd	2,008
54,756		Keppel Infrastructure Trust	20
78,567		K-REIT Asia	51
502,154		Oversea-Chinese Banking Corp	3,104
107,548		SembCorp Industries Ltd	230
378,417	e	SembCorp Marine Ltd	466
162,184		Singapore Airlines Ltd	1,278
278,943		Singapore Exchange Ltd	1,509
544,125	e	Singapore Press Holdings Ltd	1,508
504,207		Singapore Technologies Engineering Ltd	1,066
2,731,491		Singapore Telecommunications Ltd	7,042
70,230		StarHub Ltd	183
260,800		Suntec Real Estate Investment Trust	284
282,468		United Overseas Bank Ltd	3,894
52,909	e	United Overseas Land Ltd	232
209,662		Wilmar International Ltd	433
1,660,700		Yanlord Land Group Ltd	1,175
		TOTAL SINGAPORE	64,149

SOUTH AFRICA - 0.1%
30,050		Investec plc	212
560,306		Mondi plc	10,982
32,300		Naspers Ltd (N Shares)	4,415
90,000		Sasol Ltd	2,430
		TOTAL SOUTH AFRICA	18,039

SPAIN - 0.7%
27,507		Abertis Infraestructuras S.A. (Continuous)	430
80,000	e	Acciona S.A.	6,851
10,431		ACS Actividades Construccion y Servicios S.A.	305
3,574	*,g	Aena S.A.	409
612,725		Amadeus IT Holding S.A.	27,006
338,842		Banco Bilbao Vizcaya Argentaria S.A.	2,476
268,129	e	Banco de Sabadell S.A.	475
90,790		Banco Popular Espanol S.A.	299
1,341,058		Banco Santander Central Hispano S.A.	6,597
245,302	e	Bankia S.A.	285
35,382		Bankinter S.A.	251
160,000	g	Cellnex Telecom SAU	2,991
60,194	e	Corp Mapfre S.A.	151
140,373	e	Criteria CaixaBank S.A.	489
932,063		Distribuidora Internacional de Alimentacion S.A.	5,497
212

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
11,768	e	Enagas	$332
1,032,970		Endesa S.A.	20,752
24,582		Ferrovial S.A.	556
219,189		Gas Natural SDG S.A.	4,470
300,000		Gestevision Telecinco S.A.	3,264
7,905		Grifols S.A.	365
4,133,436		Iberdrola S.A.	29,302
58,529		Inditex S.A.	2,011
129,390	*,e,m	Let's GOWEX S.A.	1
5,754		Red Electrica de Espana	481
308,884		Repsol YPF S.A.	3,401
235,400	e	Tecnicas Reunidas S.A.	8,900
583,317	*	Telefonica S.A.	6,471
8,599	e	Zardoya Otis S.A.	101
		TOTAL SPAIN	134,919

SWEDEN - 0.8%
16,147		Alfa Laval AB	295
278,011		Assa Abloy AB	5,820
35,890		Atlas Copco AB (A Shares)	880
20,736		Atlas Copco AB (B Shares)	477
13,339	e	Autoliv, Inc	1,664
804,906		Boliden AB	13,486
1,188,383		Electrolux AB (Series B)	28,673
163,116		Ericsson (LM) (B Shares)	1,573
10,515		Getinge AB (B Shares)	275
50,896		Hennes & Mauritz AB (B Shares)	1,810
298,562		Hexagon AB (B Shares)	11,045
21,265		Husqvarna AB (B Shares)	140
4,197		ICA Gruppen AB	152
9,407		Industrivarden AB	161
713,283		Intrum Justitia AB	24,271
23,976		Investor AB (B Shares)	881
200,000		JM AB	5,954
965,522		Kinnevik Investment AB (Series B)	29,739
11,752	*	Lundin Petroleum AB	170
200,000		NCC AB (B Shares)	6,205
162,895		Nordea Bank AB	1,787
56,598		Sandvik AB	493
15,665		Securitas AB (B Shares)	240
80,962		Skandinaviska Enskilda Banken AB (Class A)	851
20,864		Skanska AB (B Shares)	405
21,937		SKF AB (B Shares)	354
31,713		Svenska Cellulosa AB (B Shares)	919
80,584		Svenska Handelsbanken AB	1,070
248,618		Swedbank AB (A Shares)	5,475
10,829		Swedish Match AB	383
17,112		Tele2 AB	171
138,298		TeliaSonera AB	687
593,299		Volvo AB (B Shares)	5,501
		TOTAL SWEDEN	152,007
213

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
SWITZERLAND - 4.2%
117,760		ABB Ltd	$2,102
66,525		Actelion Ltd	9,243
401,840		Adecco S.A.	27,503
4,570		Aryzta AG.	231
54,751		Baloise Holding AG.	6,939
129	e	Barry Callebaut AG.	140
402,443		Cie Financiere Richemont S.A.	28,804
180,000		Clariant AG.	3,413
10,549		Coca-Cola HBC AG.	225
789,192		Credit Suisse Group	17,001
2,209	*	Dufry Group	263
450		EMS-Chemie Holding AG.	198
7,200		Flughafen Zuerich AG.	5,402
1,956		Galenica AG.	3,060
2,021		Geberit AG.	685
8,000		Georg Fischer AG.	5,431
488		Givaudan S.A.	886
657,773		Glencore Xstrata plc	872
618,130		Holcim Ltd	30,953
11,739		Julius Baer Group Ltd	568
8,000		Kaba Holding AG.	5,433
2,880		Kuehne & Nagel International AG.	395
215,427	*	LafargeHolcim Ltd	10,897
51		Lindt & Spruengli AG.	318
5		Lindt & Spruengli AG. (Registered)	372
303,192		Lonza Group AG.	49,310
1,198,394		Nestle S.A.	88,963
2,063,418		Novartis AG.	177,494
1,212		Pargesa Holding S.A.	77
879		Partners Group	316
2,923		Phonak Holding AG.	371
358,839		Roche Holding AG.	99,437
2,315		Schindler Holding AG.	387
1,027		Schindler Holding AG. (Registered)	173
301		SGS S.A.	572
114		Sika AG.	412
33,005		STMicroelectronics NV	221
882		Sulzer AG.	83
1,704	e	Swatch Group AG.	592
2,461		Swatch Group AG. (Registered)	166
1,771		Swiss Life Holding	477
3,711		Swiss Prime Site AG.	290
520,703		Swiss Re Ltd	50,855
1,370		Swisscom AG.	686
18,994		Syngenta AG.	7,434
545,553		TE Connectivity Ltd	35,248
4,103,539		UBS AG.	79,606
514,994		Wolseley plc	27,971
8,011		Zurich Financial Services AG.	2,058
		TOTAL SWITZERLAND	784,533
214

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
TAIWAN - 0.3%
11,940,000		Advanced Semiconductor Engineering, Inc	$13,716
150,000		Catcher Technology Co Ltd	1,251
1,051,965		Eclat Textile Co Ltd	14,455
2,781,746		Hota Industrial Manufacturing Co Ltd	10,178
447,200		King Slide Works Co Ltd	5,780
2,300,000		Pegatron Technology Corp	5,002
		TOTAL TAIWAN	50,382

THAILAND - 0.0%
3,000,000		Delta Electronics Thai PCL	6,339
		TOTAL THAILAND	6,339

UNITED ARAB EMIRATES - 0.0%
473,008	*	Emaar Malls Group PJSC	354
4,715,574		Emaar Properties PJSC	7,251
		TOTAL UNITED ARAB EMIRATES	7,605

UNITED KINGDOM - 7.2%
54,089		3i Group plc	383
50,171	e	Aberdeen Asset Management plc	214
10,950		Admiral Group plc	268
14,132		Aggreko plc	190
899,830	*	Aldermore Group plc	3,070
21,481		AMEC plc	136
74,577		Anglo American plc (London)	327
3,001,727		ARM Holdings plc	45,752
2,710,259		Ashtead Group plc	44,605
110,100	*	ASOS plc	5,594
1,222,133		Associated British Foods plc	60,138
497,551		AstraZeneca plc	33,608
3,580,453	*,g	Auto Trader Group plc	23,344
666,898		Aviva plc	5,062
13,962		Babcock International Group	209
167,522		BAE Systems plc	1,233
28,936,967		Barclays plc	93,141
53,354		Barratt Developments plc	492
300,000		Bellway plc	12,544
871,043	*	Belmond Ltd.	8,275
182,934		BG Group plc	2,652
4,618,114		BP plc	23,999
99,915		British American Tobacco plc	5,549
301,188		British Land Co plc	3,485
2,524,173		Britvic plc	27,045
1,123,909		BT Group plc	7,804
17,561		Bunzl plc	487
23,722		Burberry Group plc	417
34,723		Capita Group plc	618
267,247		Centrica plc	858
686,400		Cineworld Group plc	5,691
160,000		Close Brothers Group plc	3,155
53,063		CNH Industrial NV	363
215

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
61,145		Cobham plc	$255
464,221		Compass Group plc	8,044
136,700		Consort Medical plc	2,329
67,497		Croda International plc	3,024
60,000		DCC plc	5,013
845,071		Delphi Automotive plc	72,448
134,547		Diageo plc	3,674
73,664		Direct Line Insurance Group plc	442
1,290,245		easyJet plc	33,091
2,072,667	*,e	Fiat DaimlerChrysler Automobiles NV	28,785
91,242		GKN plc	414
1,006,424		GlaxoSmithKline plc	20,326
84,147		Group 4 Securicor plc	280
43,003		Hammerson plc	380
13,518		Hargreaves Lansdown plc	300
8,557,727		Hays plc	18,379
3,665,344		HSBC Holdings plc	28,935
300,000		HSBC Holdings plc (Hong Kong)	2,372
28,901		ICAP plc	217
15,030		IMI plc	191
191,431		Imperial Tobacco Group plc	10,111
1,000,000		Inchcape plc	11,538
23,980		Inmarsat plc	402
12,324		InterContinental Hotels Group plc	480
42,222		International Consolidated Airlines Group S.A.	378
7,459,455		International Consolidated Airlines Group S.A. (London)	67,068
8,910		Intertek Group plc	364
202,509		ITV plc	824
68,981	e	J Sainsbury plc	263
11,345		Johnson Matthey plc	444
1,866,414	*	Just Eat plc	13,552
121,532		Kingfisher plc	589
42,761		Land Securities Group plc	741
10,210,803		Legal & General Group plc	40,291
193,208	*	Liberty Global plc	7,877
523,525	*	Liberty Global plc (Class A)	22,177
1,652	*	Liberty Global plc LiLAC (Class A)	68
1,902	*	Liberty Global plc LiLAC (Class C)	82
51,239		Liberty International plc	239
10,461,549		Lloyds TSB Group plc	11,257
16,899		London Stock Exchange Group plc	684
6,800,024		Man Group plc	17,493
88,394		Marks & Spencer Group plc	589
42,019		Meggitt plc	232
53,653		Melrose Industries plc	230
39,039	g	Merlin Entertainments plc	262
200,381		National Grid plc	2,764
51,009		New Carphone Warehouse plc	375
331,052		Next plc	35,545
265,145		Old Mutual plc	698
447,100		OneSavings Bank plc	2,341
43,742		Pearson plc	473
216

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
16,330		Pentair plc	$809
15,903		Persimmon plc	474
13,514		Petrofac Ltd	159
7,823		Provident Financial plc	388
3,580,231		Prudential plc	80,661
84,292		Reckitt Benckiser Group plc	7,799
564,021		Reed Elsevier NV	9,499
59,346		Reed Elsevier plc	1,047
37,275		Rexam plc	332
227,462		Rightmove plc	13,823
127,819		Rio Tinto Ltd	4,134
565,629		Rio Tinto plc	16,468
95,873		Rolls-Royce Group plc	812
183,524	*	Royal Bank of Scotland Group plc	816
45,709		Royal Mail plc	299
53,461		RSA Insurance Group plc	336
815,543		SABMiller plc	48,789
57,786		Sage Group plc	513
6,892		Schroders plc	302
53,080		Scottish & Southern Energy plc	1,192
41,436		Segro plc	262
11,939		Severn Trent plc	382
310,465	*,g	Shawbrook Group plc	1,602
3,005,181		Sky plc	49,263
47,365		Smith & Nephew plc	844
21,840		Smiths Group plc	302
14,312	*	Sports Direct International plc	122
28,965		St. James's Place plc	429
695,113		Standard Chartered plc	5,767
103,102		Standard Life plc	590
23,591		Tate & Lyle plc	208
4,077,475		Taylor Wimpey plc	12,189
434,130	*	Tesco plc	954
1,100,721		Travis Perkins plc	31,932
87,101		Unilever NV	3,796
133,632		Unilever plc	5,732
36,300		United Utilities Group plc	500
1,000,900		Vesuvius plc	4,928
1,791,586		Virgin Money Holdings UK plc	10,042
13,113,250		Vodafone Group plc	42,523
11,799		Weir Group plc	173
230,000		WH Smith plc	5,976
346,075		Whitbread plc	22,431
48,917		William Hill plc	285
114,961	e	WM Morrison Supermarkets plc	251
2,193,072		WPP plc	50,445
		TOTAL UNITED KINGDOM	1,340,618

UNITED STATES - 57.2%
190,477		3M Co	28,693
60,000		A.O. Smith Corp	4,597
191,200		Aaron's, Inc	4,281
217

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,012,962		Abbott Laboratories	$45,492
884,853		AbbVie, Inc	52,419
27,878	e	Abercrombie & Fitch Co (Class A)	753
228,502		Accenture plc	23,878
304,393		ACE Ltd	35,568
110,273		Activision Blizzard, Inc	4,269
18,307		Acuity Brands, Inc	4,280
196,257	*	Adobe Systems, Inc	18,436
56,404	e	ADT Corp	1,860
21,353		Advance Auto Parts, Inc	3,214
81,328		AES Corp	778
430,373		Aetna Inc	46,532
21,301	*	Affiliated Managers Group, Inc	3,403
55,106		Aflac, Inc	3,301
21,184	e	AGCO Corp	962
91,996		Agilent Technologies, Inc	3,846
9,479		AGL Resources, Inc	605
40,555		Air Products & Chemicals, Inc	5,277
14,952		Airgas, Inc	2,068
39,953	*	Akamai Technologies, Inc	2,103
99,100		Alaska Air Group, Inc	7,979
686,526		Albemarle Corp	38,452
175,336		Alcoa, Inc	1,731
347,311	*	Alexion Pharmaceuticals, Inc	66,250
147,435	*	Alkermes plc	11,703
3,194	*	Alleghany Corp	1,527
16,000		Allegiant Travel Co	2,685
410,150	*	Allergan plc	128,172
94,960	*	Alliance Data Systems Corp	26,263
34,125		Alliant Energy Corp	2,131
174,608		Allstate Corp	10,841
39,793	*	Ally Financial, Inc	742
13,797	*	Alnylam Pharmaceuticals, Inc	1,299
100,113	*	Alphabet, Inc (Class A)	77,889
271,069	*	Alphabet, Inc (Class C)	205,709
477,389		Altria Group, Inc	27,789
226,703	*	Amazon.com, Inc	153,226
65,000	*	AMC Networks, Inc	4,854
120,000		Amdocs Ltd	6,548
11,502		Amerco, Inc	4,480
69,308		Ameren Corp	2,996
16,911		American Airlines Group, Inc	716
117,238		American Capital Agency Corp	2,033
435,775		American Electric Power Co, Inc	25,393
218,576		American Express Co	15,202
149,900		American Financial Group, Inc	10,805
191,177		American International Group, Inc	11,847
97,225		American Tower Corp	9,426
121,507		American Water Works Co, Inc	7,260
131,109		Ameriprise Financial, Inc	13,953
67,472		AmerisourceBergen Corp	6,998
27,443		Ametek, Inc	1,471
218

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
290,073		Amgen, Inc	$47,088
100,772		Amphenol Corp (Class A)	5,263
105,666		Anadarko Petroleum Corp	5,133
67,271		Analog Devices, Inc	3,721
320,601		Annaly Capital Management, Inc	3,007
14,782	*	Ansys, Inc	1,367
8,568	*,e	Antero Resources Corp	187
183,998		Anthem, Inc	25,657
57,325		Aon plc	5,286
618,031		Apache Corp	27,484
3,194,788		Apple, Inc	336,283
160,170		Applied Materials, Inc	2,990
18,309		ARAMARK Holdings Corp	590
45,071	*	Arch Capital Group Ltd	3,144
187,263		Archer Daniels Midland Co	6,869
11,639	*	Arrow Electronics, Inc	631
13,109		Arthur J. Gallagher & Co	537
42,000	*	Asbury Automotive Group, Inc	2,832
10,051		Ashland, Inc	1,032
19,420		Assurant, Inc	1,564
1,080,098		AT&T, Inc	37,166
326,700	*	Autodesk, Inc	19,906
81,419		Automatic Data Processing, Inc	6,898
135,084	*	Autonation, Inc	8,059
28,779	*	AutoZone, Inc	21,351
22,146		AvalonBay Communities, Inc	4,078
25,384		Avery Dennison Corp	1,591
308,058	*	Avis Budget Group, Inc	11,179
19,650		Avnet, Inc	842
25,432	*	Axalta Coating Systems Ltd	678
166,701		Axiall Corp	2,567
179,210		Axis Capital Holdings Ltd	10,075
149,364		Baker Hughes, Inc	6,893
29,627		Ball Corp	2,155
6,395,526		Bank of America Corp	107,637
99,416		Bank of New York Mellon Corp	4,098
18,874		Bard (C.R.), Inc	3,575
269,624		Baxalta, Inc	10,523
322,731		Baxter International, Inc	12,312
84,235		BB&T Corp	3,185
18,012		BE Aerospace, Inc	763
52,926		Becton Dickinson & Co	8,155
90,706	*	Bed Bath & Beyond, Inc	4,377
227,064	*	Berkshire Hathaway, Inc (Class B)	29,982
906,879	*	Berry Plastics Group, Inc	32,811
536,971		Best Buy Co, Inc	16,351
386,247	e	Big Lots, Inc	14,886
83,681	*	Biogen Idec, Inc	25,636
90,503	*	BioMarin Pharmaceutical, Inc	9,481
32,910		BlackRock, Inc	11,207
218,000		Blackstone Group LP	6,374
685,434	*,e	Blue Buffalo Pet Products, Inc	12,824
219

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
91,569		Boeing Co	$13,240
24,046		BorgWarner, Inc	1,040
22,242		Boston Properties, Inc	2,837
501,132	*	Boston Scientific Corp	9,241
90,000		Brinker International, Inc	4,315
476,884		Bristol-Myers Squibb Co	32,805
1,148,043		Brixmor Property Group, Inc	29,642
110,310		Broadcom Corp (Class A)	6,378
660,000		Brocade Communications Systems, Inc	6,059
14,804		Brown-Forman Corp (Class B)	1,470
28,941		Bunge Ltd	1,976
747,896		BWX Technologies, Inc	23,761
41,986		CA, Inc	1,199
83,308		Cablevision Systems Corp (Class A)	2,658
88,905		Cabot Oil & Gas Corp	1,573
97,000	*	CACI International, Inc (Class A)	9,000
55,000	e	Cal-Maine Foods, Inc	2,549
62,246	*	Calpine Corp	901
29,353		Camden Property Trust	2,253
47,007	*	Cameron International Corp	2,971
37,986		Campbell Soup Co	1,996
194,840		Capital One Financial Corp	14,064
153,368		Cardinal Health, Inc	13,691
28,894		Care Capital Properties, Inc	883
92,573	*	Carmax, Inc	4,996
86,663		Carnival Corp	4,721
9,892		Carnival plc	564
150,000		Carter's, Inc	13,354
48,983	e	Caterpillar, Inc	3,329
929,050	*	CBRE Group, Inc	32,127
613,117		CBS Corp (Class B)	28,896
15,605		CDK Global, Inc	741
236,405		CDW Corp	9,938
32,375		Celanese Corp (Series A)	2,180
950,269	*	Celgene Corp	113,804
21,491	*	Centene Corp	1,414
117,993		Centerpoint Energy, Inc	2,166
74,456		CenturyTel, Inc	1,873
66,719	*	Cerner Corp	4,014
343,955		CF Industries Holdings, Inc	14,037
30,612		CH Robinson Worldwide, Inc	1,899
723,243		Charles Schwab Corp	23,816
25,809	*,e	Charter Communications, Inc	4,726
40,000		Chemed Corp	5,992
23,713	*	Cheniere Energy, Inc	883
60,737	e	Chesapeake Energy Corp	273
817,896		Chevron Corp	73,578
144,268	e	Chicago Bridge & Iron Co NV	5,625
8,976	*	Chipotle Mexican Grill, Inc (Class A)	4,307
26,958		Chubb Corp	3,576
71,725		Church & Dwight Co, Inc	6,088
76,700	*	Ciena Corp	1,587
220

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
169,823		Cigna Corp	$24,850
22,272		Cimarex Energy Co	1,991
25,035		Cincinnati Financial Corp	1,481
32,393		Cintas Corp	2,949
4,293,630		Cisco Systems, Inc	116,594
169,726		CIT Group, Inc	6,738
1,381,728		Citigroup, Inc	71,505
55,327		Citizens Financial Group, Inc	1,449
331,134	*	Citrix Systems, Inc	25,050
233,800	*,e	Cliffs Natural Resources, Inc	369
61,152		Clorox Co	7,756
53,641		CME Group, Inc	4,860
736,881		CMS Energy Corp	26,587
762,775		Coach, Inc	24,966
31,225	*	Cobalt International Energy, Inc	169
2,579,960		Coca-Cola Co	110,835
89,864		Coca-Cola Enterprises, Inc	4,425
271,323	*	Cognizant Technology Solutions Corp (Class A)	16,285
87,812		Colgate-Palmolive Co	5,850
70,355		Columbia Pipeline Group, Inc	1,407
2,625,010		Comcast Corp (Class A)	148,129
22,003		Comerica, Inc	920
200,000	*	CommScope Holding Co, Inc	5,178
3,482		Communications Sales & Leasing, Inc	65
100,000	*	Community Health Systems, Inc	2,653
146,033		Computer Sciences Corp	4,772
71,066		ConAgra Foods, Inc	2,996
547,991	*	Concho Resources, Inc	50,886
191,325		ConocoPhillips	8,933
300,000		Conseco, Inc	5,727
13,656	e	Consol Energy, Inc	108
87,969		Consolidated Edison, Inc	5,654
36,981		Constellation Brands, Inc (Class A)	5,268
204,641	*	Continental Resources, Inc	4,703
8,608		Cooper Cos, Inc	1,155
23,702	e	Core Laboratories NV	2,577
241,406		Corning, Inc	4,413
175,516		Costco Wholesale Corp	28,346
22,500	*,e	Credit Acceptance Corp	4,815
101,575		Crown Castle International Corp	8,781
486,489	*	Crown Holdings, Inc	24,665
130,943	*	CSRA, Inc	3,928
574,110		CSX Corp	14,898
84,971		Cummins, Inc	7,478
1,118,980		CVS Health Corp	109,403
130,514		Danaher Corp	12,122
93,239		Darden Restaurants, Inc	5,934
124,782	*	DaVita, Inc	8,699
44,402	e	Deere & Co	3,387
1,039,127		Delta Air Lines, Inc	52,673
110,000		Deluxe Corp	5,999
22,323		Dentsply International, Inc	1,358
221

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
78,540		Devon Energy Corp	$2,513
17,978	e	Diamond Offshore Drilling, Inc	379
360,691	*	Diamondback Energy, Inc	24,130
122,837		Dick's Sporting Goods, Inc	4,342
41,220		Digital Realty Trust, Inc	3,117
62,578		Discover Financial Services	3,355
31,268	*,e	Discovery Communications, Inc (Class A)	834
44,607	*	Discovery Communications, Inc (Class C)	1,125
88,690	*	DISH Network Corp (Class A)	5,071
886,531		Dollar General Corp	63,715
68,439	*	Dollar Tree, Inc	5,285
105,324		Dominion Resources, Inc	7,124
18,214		Dover Corp	1,117
778,507		Dow Chemical Co	40,078
153,809		DR Horton, Inc	4,927
122,668		Dr Pepper Snapple Group, Inc	11,433
41,200		DST Systems, Inc	4,699
52,282		DTE Energy Co	4,192
716,987		Du Pont (E.I.) de Nemours & Co	47,751
85,705		Duke Energy Corp	6,118
89,970		Duke Realty Corp	1,891
7,778		Dun & Bradstreet Corp	808
120,064	*	E*TRADE Financial Corp	3,559
316,735		East West Bancorp, Inc	13,164
32,925		Eastman Chemical Co	2,223
63,223		Eaton Corp	3,290
15,344		Eaton Vance Corp	498
113,999	*	eBay, Inc	3,133
46,796		Ecolab, Inc	5,353
11,523		Edgewell Personal Care Co	903
112,009		Edison International	6,632
116,876	*	Edwards Lifesciences Corp	9,231
65,932	*	Electronic Arts, Inc	4,531
874,465		Eli Lilly & Co	73,682
370,888		EMC Corp	9,524
56,885		Emerson Electric Co	2,721
393,791	*	Endo International plc	24,108
20,103		Energen Corp	824
1,784		Engility Holdings, Inc	58
52,941		Ensco plc	815
50,818		Entergy Corp	3,474
14,283	*	Envision Healthcare Holdings, Inc	371
1,234,431		EOG Resources, Inc	87,385
34,182		EQT Corp	1,782
32,560		Equifax, Inc	3,626
12,301		Equinix, Inc	3,720
84,394		Equity Residential	6,886
16,784		Essex Property Trust, Inc	4,018
109,736		Estee Lauder Cos (Class A)	9,663
120,000	*	Euronet Worldwide, Inc	8,692
67,109		Everest Re Group Ltd	12,287
120,946		Eversource Energy	6,177
222

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
133,384		Exelon Corp	$3,704
158,030		Expedia, Inc	19,643
19,489		Expeditors International of Washington, Inc	879
433,723	*	Express Scripts Holding Co	37,912
1,078,450		Extended Stay America, Inc	17,147
45,859		Extra Space Storage, Inc	4,045
1,419,120	d	Exxon Mobil Corp	110,620
99,349	*	F5 Networks, Inc	9,633
1,458,868	*	Facebook, Inc	152,685
29,610	e	Fastenal Co	1,209
22,157		Federal Realty Investment Trust	3,237
138,262		FedEx Corp	20,600
56,143		Fidelity National Information Services, Inc	3,402
88,824		Fifth Third Bancorp	1,785
31,599	*	FireEye, Inc	655
135,500	*	First American Corp	4,588
36,464		First Republic Bank	2,409
108,478		FirstEnergy Corp	3,442
106,797	*	Fiserv, Inc	9,768
33,325	*,e	Fitbit, Inc	986
30,260	*	FleetCor Technologies, Inc	4,325
682,780	*	Flextronics International Ltd	7,654
27,755		Flir Systems, Inc	779
14,570		Flowserve Corp	613
17,017		Fluor Corp	804
25,129		FMC Corp	983
50,653	*	FMC Technologies, Inc	1,469
24,147		FNF Group	837
150,376		Foot Locker, Inc	9,788
425,353		Ford Motor Co	5,993
27,526	*	Fortinet, Inc	858
80,134		Fortune Brands Home & Security, Inc	4,447
10,514	*	Four Corners Property Trust, Inc	254
35,523		Franklin Resources, Inc	1,308
93,469		Freeport-McMoRan Copper & Gold, Inc (Class B)	633
241,942	e	Frontier Communications Corp	1,130
246,362	e	GameStop Corp (Class A)	6,908
340,000		Gaming and Leisure Properties, Inc	9,452
38,516	e	Gap, Inc	951
18,725	e	Garmin Ltd	696
11,185	*	Gartner, Inc	1,014
113,999		General Dynamics Corp	15,659
3,018,635		General Electric Co	94,031
135,794		General Growth Properties, Inc	3,695
78,104		General Mills, Inc	4,503
18,159,000	*,m	General Motors Co	0	^
18,106,794	*,e,m	General Motors Co	0	^
61,921,000	*,e,m	General Motors Co	0	^
13,592,224	*,m	General Motors Co	0	^
19,417,463	*,m	General Motors Co	0	^
4,461,000	*,m	General Motors Co	0	^
131,475		General Motors Co	4,471
223

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
29,845,445	*,m	General Motors Co	$0	^
26,439,985	*,m	General Motors Co	0	^
530,757	*,m	General Motors Co	0	^
69,850,000	*,m	General Motors Co	0	^
18,172		Genuine Parts Co	1,561
1,093,755		Gilead Sciences, Inc	110,677
263,776		Global Payments, Inc	17,016
98,825		Goldman Sachs Group, Inc	17,811
199,241		Goodyear Tire & Rubber Co	6,509
27,803		H&R Block, Inc	926
1		H.B. Fuller Co	0	^
164,690		Halliburton Co	5,606
98,082		Hanesbrands, Inc	2,887
21,922		Harley-Davidson, Inc	995
174,836		Harman International Industries, Inc	16,471
30,029		Harris Corp	2,610
154,812		Hartford Financial Services Group, Inc	6,728
33,737		Hasbro, Inc	2,273
282,373	*	HCA Holdings, Inc	19,097
75,410		HCP, Inc	2,884
152,395	*	HD Supply Holdings, Inc	4,576
160,000	*	Health Net, Inc	10,954
170,000		Healthsouth Corp	5,918
14,143	e	Helmerich & Payne, Inc	757
20,415	*	Henry Schein, Inc	3,229
36,800	*,e	Herbalife Ltd	1,973
180,000		Herman Miller, Inc	5,166
27,547		Hershey Co	2,459
898,722	*	Hertz Global Holdings, Inc	12,789
132,027		Hess Corp	6,401
1,909,924	*	Hewlett Packard Enterprise Co	29,031
94,359		Hilton Worldwide Holdings, Inc	2,019
46,915		HollyFrontier Corp	1,871
351,002	*	Hologic, Inc	13,580
1,263,037		Home Depot, Inc	167,037
1,165,182		Honeywell International, Inc	120,678
36,952		Hormel Foods Corp	2,922
74,227		Host Marriott Corp	1,139
2,127,181		HP, Inc	25,186
43,132		Humana, Inc	7,699
1,208,990		Huntington Bancshares, Inc	13,371
60,000		Huntington Ingalls	7,611
60,000		Icahn Enterprises LP	3,678
12,208	*	IHS, Inc (Class A)	1,446
30,909		Illinois Tool Works, Inc	2,865
55,578	*	Illumina, Inc	10,668
13,023	*	IMS Health Holdings, Inc	332
33,386	*	Incyte Corp	3,621
579,463		Ingersoll-Rand plc	32,039
45,000		Ingredion, Inc	4,313
102,920	*,e	Inovalon Holdings, Inc	1,750
2,048,357		Intel Corp	70,566
224

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
9,778		IntercontinentalExchange Group, Inc	$2,506
190,456		International Business Machines Corp	26,211
22,842		International Flavors & Fragrances, Inc	2,733
41,537		International Paper Co	1,566
565,887		Interpublic Group of Cos, Inc	13,174
283,503		Intuit, Inc	27,358
16,476	*	Intuitive Surgical, Inc	8,999
41,783		Invesco Ltd	1,399
9,189	*,e	Ionis Pharmaceuticals, Inc	569
27,149		Iron Mountain, Inc	733
327,075	e	iShares MSCI Canada Index Fund	7,032
1,486,490	e	iShares MSCI EAFE Index Fund	87,331
140,000		ITT Corp	5,085
16,155		J.B. Hunt Transport Services, Inc	1,185
21,171		J.M. Smucker Co	2,611
28,115	*	Jacobs Engineering Group, Inc	1,179
332,627	*	Jarden Corp	19,000
97,511	*	Jazz Pharmaceuticals plc	13,706
789,349		Johnson & Johnson	81,082
124,109		Johnson Controls, Inc	4,901
45,590		Jones Lang LaSalle, Inc	7,288
2,696,823		JPMorgan Chase & Co	178,071
1,155,148		Juniper Networks, Inc	31,882
360,320		Kansas City Southern Industries, Inc	26,905
1,020,000		KBR, Inc	17,258
41,161		Kellogg Co	2,975
9,931		Keurig Green Mountain, Inc	894
1,131,990		Keycorp	14,931
60,091		Kimberly-Clark Corp	7,650
95,301		Kimco Realty Corp	2,522
288,707		Kinder Morgan, Inc	4,308
33,366		Kla-Tencor Corp	2,314
86,990		Kohl's Corp	4,143
130,000		Korn/Ferry International	4,313
379,553		Kraft Heinz Co	27,616
455,468		Kroger Co	19,052
81,386		L Brands, Inc	7,798
18,670		L-3 Communications Holdings, Inc	2,231
218,470	*	Laboratory Corp of America Holdings	27,012
120,842		Lam Research Corp	9,597
39,626		Las Vegas Sands Corp	1,737
90,000		Lazard Ltd (Class A)	4,051
109,090		Lear Corp	13,400
13,026		Legg Mason, Inc	511
20,104		Leggett & Platt, Inc	845
18,453	e	Lennar Corp (Class A)	903
42,203		Leucadia National Corp	734
61,845	*	Level 3 Communications, Inc	3,362
130,000		Lexmark International, Inc (Class A)	4,218
232,758	*	Liberty Interactive Corp	6,359
29,881	*	Liberty Media Corp	1,173
225

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
20,555	*	Liberty Media Corp (Class C)	$783
35,133		Liberty Property Trust	1,091
247,420		Lincoln National Corp	12,435
55,039		Linear Technology Corp	2,338
14,476	*	LinkedIn Corp	3,258
47,360	*	LKQ Corp	1,403
57,799		Lockheed Martin Corp	12,551
46,007		Loews Corp	1,767
215,681	*	Louisiana-Pacific Corp	3,884
835,621		Lowe's Companies, Inc	63,541
321,562	*,e	Lululemon Athletica, Inc	16,872
169,943		LyondellBasell Industries AF S.C.A	14,768
45,824		M&T Bank Corp	5,553
138,227		Macerich Co	11,154
105,917		Macy's, Inc	3,705
10,469	*	Mallinckrodt plc	781
82,897		Manpower, Inc	6,987
139,769		Marathon Oil Corp	1,760
177,482		Marathon Petroleum Corp	9,201
2,599	*	Markel Corp	2,296
266,523		Marriott International, Inc (Class A)	17,868
573,762		Marsh & McLennan Cos, Inc	31,815
14,149		Martin Marietta Materials, Inc	1,932
678,179		Masco Corp	19,192
249,141		Mastercard, Inc (Class A)	24,256
95,625	e	Mattel, Inc	2,598
65,751		Maxim Integrated Products, Inc	2,499
37,672		McCormick & Co, Inc	3,223
259,128		McDonald's Corp	30,613
54,989		McGraw-Hill Financial, Inc	5,421
138,252		McKesson Corp	27,267
679		MDC Holdings, Inc	17
15,901		MDU Resources Group, Inc	291
31,993		Mead Johnson Nutrition Co	2,526
82,641	*	Medivation, Inc	3,995
896,251		Medtronic plc	68,940
190,000		Mentor Graphics Corp	3,500
784,015		Merck & Co, Inc	41,412
631,065	*,e	Merrimack Pharmaceuticals, Inc	4,985
1,348,531		Metlife, Inc	65,013
6,571	*	Mettler-Toledo International, Inc	2,228
1,475,881	*	MGM Resorts International	33,532
49,083	*	Michael Kors Holdings Ltd	1,966
200,000	*	Michaels Cos, Inc	4,422
23,989	e	Microchip Technology, Inc	1,116
474,719	*	Micron Technology, Inc	6,722
120,000	*	Microsemi Corp	3,911
3,154,105		Microsoft Corp	174,990
14,000	*	MicroStrategy, Inc (Class A)	2,510
253,301	*,e	Mobileye NV	10,710
32,434	*	Mohawk Industries, Inc	6,143
62,309		Molson Coors Brewing Co (Class B)	5,852
226

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
2,289,087		Mondelez International, Inc	$102,643
96,747		Monsanto Co	9,532
160,583	*	Monster Beverage Corp	23,920
37,477		Moody's Corp	3,760
2,291,266		Morgan Stanley	72,885
38,929		Mosaic Co	1,074
42,994		Motorola, Inc	2,943
1	*	MSG Networks, Inc	0	^
23,704		Murphy Oil Corp	532
968,673	*,e	Mylan NV	52,376
279,457		Nabors Industries Ltd	2,378
21,491		NASDAQ OMX Group, Inc	1,250
56,124		National Oilwell Varco, Inc	1,880
80,924		Navient Corp	927
75,094		NetApp, Inc	1,992
108,105	*	NetFlix, Inc	12,365
5,171	*,e	NetSuite, Inc	438
112,577		New York Community Bancorp, Inc	1,837
876,747		Newell Rubbermaid, Inc	38,647
225,692		Newmont Mining Corp	4,060
38,837		News Corp	519
840,228		NextEra Energy, Inc	87,291
112,362		Nielsen NV	5,236
624,009		Nike, Inc (Class B)	39,001
61,860		Noble Energy, Inc	2,037
42,548	e	Nordstrom, Inc	2,119
45,519		Norfolk Southern Corp	3,850
40,122		Northern Trust Corp	2,892
188,663		Northrop Grumman Corp	35,621
394,931	*	Norwegian Cruise Line Holdings Ltd	23,143
44,081		NRG Energy, Inc	519
87,066	*	Nuance Communications, Inc	1,732
67,358		Nucor Corp	2,715
365,480		Nvidia Corp	12,046
10,145	*	NVR, Inc	16,668
1,057,516		Occidental Petroleum Corp	71,499
273,069		Oceaneering International, Inc	10,246
33,930		OGE Energy Corp	892
950,060		Olin Corp	16,398
52,518		Omnicom Group, Inc	3,974
25,603		Oneok, Inc	631
2,119,748		Oracle Corp	77,434
42,066	*	O'Reilly Automotive, Inc	10,660
255,968		Owens Corning, Inc	12,038
32,656		Paccar, Inc	1,548
14,815		Packaging Corp of America	934
53,868	*	Palo Alto Networks, Inc	9,488
90,000	*	Parexel International Corp	6,131
12,650		Parker Hannifin Corp	1,227
37,421		Patterson Cos, Inc	1,692
47,864		Paychex, Inc	2,532
1,066,983	*	PayPal Holdings, Inc	38,625
227

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
6,876	*	Pediatrix Medical Group, Inc	$493
102,719	e	People's United Financial, Inc	1,659
83,989		Pepco Holdings, Inc	2,185
1,187,561		PepsiCo, Inc	118,661
66,212		Perrigo Co plc	9,581
4,434,581		Pfizer, Inc	143,148
95,375		PG&E Corp	5,073
441,720		Philip Morris International, Inc	38,832
137,809		Phillips 66	11,273
21,257		Phillips-Van Heusen Corp	1,566
400,000	e	Pilgrim's Pride Corp	8,836
1,006,431		Pinnacle Foods, Inc	42,733
33,060		Pinnacle West Capital Corp	2,132
166,631		Pioneer Natural Resources Co	20,892
5,450	*	PJT Partners, Inc	154
13,953		Plains GP Holdings LP	132
27,939		Plum Creek Timber Co, Inc	1,333
78,447		PNC Financial Services Group, Inc	7,477
8,550	e	Polaris Industries, Inc	735
531,975		PPG Industries, Inc	52,570
174,164		PPL Corp	5,944
75,000	*,e	PRA Group, Inc	2,602
36,697		Praxair, Inc	3,758
14,243		Precision Castparts Corp	3,305
12,616	*	Priceline.com, Inc	16,085
30,621		Principal Financial Group	1,377
834,632		Procter & Gamble Co	66,278
79,369		Progressive Corp	2,524
74,532		Prologis, Inc	3,199
187,031		Prudential Financial, Inc	15,226
132,935		Public Service Enterprise Group, Inc	5,143
56,168		Public Storage, Inc	13,913
331,506		Pulte Homes, Inc	5,907
12,108	*	Qiagen NV	328
11,096	*	Qorvo, Inc	565
1,179,599		Qualcomm, Inc	58,962
24,226	*	Quanta Services, Inc	491
49,271		Quest Diagnostics, Inc	3,505
9,239	*	Quintiles Transnational Holdings, Inc	634
26,115	*	Rackspace Hosting, Inc	661
14,081		Ralph Lauren Corp	1,570
25,490	e	Range Resources Corp	627
16,183		Raymond James Financial, Inc	938
58,898		Raytheon Co	7,335
694,448	*	Realogy Holdings Corp	25,465
48,958	e	Realty Income Corp	2,528
80,791	*	Red Hat, Inc	6,690
25,383		Regency Centers Corp	1,729
16,319	*	Regeneron Pharmaceuticals, Inc	8,859
168,563		Regions Financial Corp	1,618
60,000		Reinsurance Group of America, Inc (Class A)	5,133
105,482		Republic Services, Inc	4,640
228

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
21,343	e	Resmed, Inc	$1,146
284,779		Reynolds American, Inc	13,143
74,392	*	Rite Aid Corp	583
20,586		Robert Half International, Inc	970
20,718		Rockwell Automation, Inc	2,126
275,135		Rockwell Collins, Inc	25,395
66,609		Roper Industries, Inc	12,642
50,217		Ross Stores, Inc	2,702
79,950		Royal Caribbean Cruises Ltd	8,092
425,253	*	RSP Permian, Inc	10,372
35,083		Sabre Corp	981
631,805	*	Salesforce.com, Inc	49,534
54,155		SanDisk Corp	4,115
200,000	*	Sanmina Corp	4,116
91,114	*	SBA Communications Corp (Class A)	9,573
48,254		SCANA Corp	2,919
358,812		Schlumberger Ltd	25,027
27,626		Scripps Networks Interactive (Class A)	1,525
61,588	e	Seagate Technology, Inc	2,258
104,442		Sealed Air Corp	4,658
36,488		SEI Investments Co	1,912
274,433		Sempra Energy	25,799
25,870	*	Sensata Technologies Holding BV	1,192
688,068	*	ServiceMaster Global Holdings, Inc	27,000
277,765	*	ServiceNow, Inc	24,043
28,076		Sherwin-Williams Co	7,289
17,020	*	Signature Bank	2,610
12,748		Signet Jewelers Ltd	1,577
243,477		Simon Property Group, Inc	47,342
235,194	*,e	Sirius XM Holdings, Inc	957
75,900	*	Skechers U.S.A., Inc (Class A)	2,293
180,486		Skyworks Solutions, Inc	13,867
24,424		SL Green Realty Corp	2,759
32,806		Snap-On, Inc	5,624
135,227		Southern Co	6,327
336,366		Southwest Airlines Co	14,484
161,531	*,e	Southwestern Energy Co	1,148
69,767		Spectra Energy Corp	1,670
128,400	*	Spirit Aerosystems Holdings, Inc (Class A)	6,429
9,560	*	Splunk, Inc	562
88,622	*,e	Sprint Corp	321
67,111		St. Jude Medical, Inc	4,145
90,342		Stanley Works	9,642
218,372		Staples, Inc	2,068
647,975		Starbucks Corp	38,898
36,383		Starwood Hotels & Resorts Worldwide, Inc	2,521
145,000	*	Starz-Liberty Capital	4,858
36,985		State Street Corp	2,454
220,000		Steel Dynamics, Inc	3,931
42,518	*	Stericycle, Inc	5,128
67,433		Stryker Corp	6,267
108,165		SunTrust Banks, Inc	4,634
229

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
500,000	*	Supervalu, Inc	$3,390
113,932		Symantec Corp	2,393
1,969,676	*	Synchrony Financial	59,898
54,569	*	Synopsys, Inc	2,489
1,038,088		Sysco Corp	42,562
25,382		T Rowe Price Group, Inc	1,815
9,907	*	Tableau Software, Inc	933
232,732		Target Corp	16,899
404	*	Taro Pharmaceutical Industries Ltd	62
60,854		TD Ameritrade Holding Corp	2,112
40,707		TEGNA, Inc	1,039
27,541	*	Teradata Corp	728
550,000		Terex Corp	10,164
52,311	*,e	Tesla Motors, Inc	12,555
47,321		Tesoro Corp	4,986
193,417		Texas Instruments, Inc	10,601
293,067		Textron, Inc	12,312
98,158		Thermo Electron Corp	13,924
128,570		Thomson Corp (Toronto)	4,870
14,891		Tiffany & Co	1,136
86,042		Time Warner Cable, Inc	15,969
853,072		Time Warner, Inc	55,168
215,458		TJX Companies, Inc	15,278
200,274	*	T-Mobile US, Inc	7,835
36,930	*	Toll Brothers, Inc	1,230
37,182		Torchmark Corp	2,125
51,372		Total System Services, Inc	2,558
9,903		Towers Watson & Co	1,272
28,156		Tractor Supply Co	2,407
13,012	*	TransDigm Group, Inc	2,973
18,986	e	Transocean Ltd	237
32,974		Travelers Cos, Inc	3,721
35,277	*	Trimble Navigation Ltd	757
12,412	*	TripAdvisor, Inc	1,058
271,465	*	Tumi Holdings, Inc	4,514
98,283		Twenty-First Century Fox, Inc	2,669
38,481		Twenty-First Century Fox, Inc (Class B)	1,048
48,871	*	Twitter, Inc	1,131
1,167,238		Tyco International plc	37,223
812,259		Tyson Foods, Inc (Class A)	43,318
77,087		UDR, Inc	2,896
21,424	*	Ulta Salon Cosmetics & Fragrance, Inc	3,963
27,220	*,e	Under Armour, Inc (Class A)	2,194
515,809		Union Pacific Corp	40,336
101,151	*	United Continental Holdings, Inc	5,796
94,789		United Parcel Service, Inc (Class B)	9,122
39,118	*	United Rentals, Inc	2,838
70,827		United Technologies Corp	6,804
42,785	*	United Therapeutics Corp	6,701
448,572		UnitedHealth Group, Inc	52,770
838,087	*	Univar, Inc	14,256
26,788		Universal Health Services, Inc (Class B)	3,201
230

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
32,328		UnumProvident Corp	$1,076
17,238	*	Urban Outfitters, Inc	392
263,021		US Bancorp	11,223
114,805	*	USG Corp	2,789
114,513	*	Valeant Pharmaceuticals International, Inc	11,633
216,730		Valero Energy Corp	15,325
34,557		Validus Holdings Ltd	1,600
50,000	e	Vanguard FTSE Developed Markets ETF	1,836
63,113	*	Vantiv, Inc	2,993
18,661	*	Varian Medical Systems, Inc	1,508
77,189		Ventas, Inc	4,356
70,297		VEREIT, Inc	557
90,000	*	Verint Systems, Inc	3,650
25,673	*,e	VeriSign, Inc	2,243
89,582	*	Verisk Analytics, Inc	6,887
1,862,930		Verizon Communications, Inc	86,105
117,075	*	Vertex Pharmaceuticals, Inc	14,732
247,794		VF Corp	15,425
280,081		Viacom, Inc (Class B)	11,528
1,788,251		Visa, Inc (Class A)	138,679
117,995	*,e	VMware, Inc (Class A)	6,675
59,882		Vornado Realty Trust	5,986
172,484		Voya Financial, Inc	6,366
50,883		Vulcan Materials Co	4,832
116,346		W.R. Berkley Corp	6,370
7,585	e	W.W. Grainger, Inc	1,537
28,099	*	WABCO Holdings, Inc	2,873
255,339		Walgreens Boots Alliance, Inc	21,743
192,357		Wal-Mart Stores, Inc	11,791
660,625		Walt Disney Co	69,418
76,662		Waste Management, Inc	4,091
35,234	*	Waters Corp	4,742
1,116,378	*	Weatherford International Ltd	9,366
109,894		WEC Energy Group, Inc	5,639
4,575,190		Wells Fargo & Co	248,707
72,426		Welltower, Inc	4,927
109,941		Western Digital Corp	6,602
79,260	e	Western Union Co	1,420
61,566		Westinghouse Air Brake Technologies Corp	4,379
13,744		Westlake Chemical Corp	747
144,618		WestRock Co	6,597
53,730		Weyerhaeuser Co	1,611
33,036		Whirlpool Corp	4,852
252,097	*	WhiteWave Foods Co (Class A)	9,809
24,758	*	Whiting Petroleum Corp	234
81,526		Whole Foods Market, Inc	2,731
87,685		Williams Cos, Inc	2,254
52,169	*	Willis Group Holdings plc	2,534
97,770	*	Workday, Inc	7,790
47,500	*	WR Grace & Co	4,731
44,291		Wyndham Worldwide Corp	3,218
9,815	e	Wynn Resorts Ltd	679
231

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
171,396		Xcel Energy, Inc	$6,155
711,475		Xerox Corp	7,563
58,941		Xilinx, Inc	2,768
26,739		Xylem, Inc	976
1,130,388	*	Yahoo!, Inc	37,597
58,521		Yum! Brands, Inc	4,275
7,761	*,e	Zillow Group, Inc (Class C)	182
17,818		Zimmer Holdings, Inc	1,828
91,526		Zions Bancorporation	2,499
409,218		Zoetis Inc	19,610
		TOTAL UNITED STATES	10,641,535
		TOTAL COMMON STOCKS	18,375,061
		(Cost $17,123,796)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
681,005	m	BGP Holdings plc	0
		TOTAL AUSTRALIA	0

ITALY - 0.0%
45,998	m	Unione di Banche Italiane S.p.A	0
		TOTAL ITALY	0

SINGAPORE - 0.0%
8,390	m	Ascendas Real Estate Investment Trust	1
		TOTAL SINGAPORE	1

SPAIN - 0.0%
308,884		Repsol S.A.	154
		TOTAL SPAIN	154

UNITED STATES - 0.0%
21,280		Kinder Morgan, Inc	1
		TOTAL UNITED STATES	1

		TOTAL RIGHTS / WARRANTS	156
		(Cost $198)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 3.3%
GOVERNMENT AGENCY DEBT - 0.7%

$54,000,000	d	Federal Home Loan Bank (FHLB)	0.250%	01/26/16	53,995
11,700,000		FHLB	0.240	01/27/16	11,699
40,000,000	d	FHLB	0.250	02/24/16	39,986
15,000,000		Federal National Mortgage Association (FNMA)	0.612	06/08/16	14,969
		TOTAL GOVERNMENT AGENCY DEBT			120,649

TREASURY DEBT - 0.4%
70,000,000	d	United States Treasury Bill	0.451	06/30/16	69,832
		TOTAL TREASURY DEBT			69,832
232

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.2%
CERTIFICATE OF DEPOSIT - 0.3%
$20,000,000		Bank of Montreal	0.100%	01/04/16	$20,000
20,000,000		CIBC Bank and Trust Co	0.150	01/04/16	20,000
20,000,000		National Australia Bank Ltd	0.120	01/04/16	20,000
		TOTAL CERTIFICATE OF DEPOSIT			60,000

COMMERCIAL PAPER - 0.3%
50,000,000		United States Treasury Bill	0.064-0.074	01/14/16	49,999
		TOTAL COMMERCIAL PAPER			49,999

REPURCHASE AGREEMENT - 1.5%
35,000,000	n	Barclays	0.270	01/04/16	35,000
25,000,000	o	Deutsche Bank	0.350	01/04/16	25,000
50,000,000	p	Deutsche Bank	0.370	01/07/16	50,000
50,000,000	q	Goldman Sachs	0.260	01/05/16	50,000
40,000,000	r	Nomura	0.340	01/04/16	40,000
85,000,000	s	Royal Bank of Scotland	0.290	01/05/16	85,000
		TOTAL REPURCHASE AGREEMENT			285,000

VARIABLE RATE SECURITIES - 0.1%
27,705,019	i	SLM Student Loan Trust 2007	0.118	01/25/19	27,491
		TOTAL VARIABLE RATE SECURITIES			27,491

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			422,490

		TOTAL SHORT-TERM INVESTMENTS			612,971
		(Cost $613,136)
		TOTAL INVESTMENTS - 102.0%			18,988,188
		(Cost $17,737,130)
		OTHER ASSETS & LIABILITIES, NET - (2.0)%			(369,838)
		NET ASSETS - 100.0%			$18,618,350

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing
^	Amount represents less than $1,000.
d	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $400,731,000.
233

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/15, the aggregate value of these securities was $116,212,000, or 0.6% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
n	Agreement with Barclays, 0.27% dated 12/28/15 to be repurchased at $35,000,000 on 1/04/16, collateralized by U.S. Government Agency Securities valued at $35,700,000.
o	Agreement with Deutsche Bank, 0.35% dated 12/31/15 to be repurchased at $25,000,000 on 1/04/16, collateralized by U.S. Government Agency Securities valued at $25,500,000.
p	Agreement with Deutsche Bank, 0.37% dated 12/31/15 to be repurchased at $50,000,000 on 1/07/16, collateralized by U.S. Government Agency Securities valued at $51,001,000.
q	Agreement with Goldman Sachs, 0.26% dated 12/29/15 to be repurchased at $50,000,000 on 1/05/16, collateralized by U.S. Government Agency Securities valued at $51,000,000.
r	Agreement with Nomura, 0.34% dated 12/31/15 to be repurchased at $40,000,000 on 1/04/16, collateralized by U.S. Government Agency Securities valued at $40,800,000.
s	Agreement with Royal Bank of Scotland, 0.29% dated 12/29/15 to be repurchased at $85,000,000 on 1/05/16, collateralized by U.S. Government Agency Securities valued at $86,701,000.

Cost amounts are in thousands.
234

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SUMMARY OF MARKET VALUES BY SECTOR

December 31, 2015

	VALUE	% OF
SECTOR	(000)	ASSETS
FINANCIALS	$3,666,818	19.6%
CONSUMER DISCRETIONARY	3,044,114	16.4
INFORMATION TECHNOLOGY	2,863,130	15.4
HEALTH CARE	2,604,468	14.0
INDUSTRIALS	1,989,678	10.7
CONSUMER STAPLES	1,617,755	8.7
ENERGY	1,019,310	5.5
MATERIALS	760,920	4.1
UTILITIES	435,418	2.3
TELECOMMUNICATION SERVICES	373,606	2.0
SHORT-TERM INVESTMENTS	612,971	3.3
OTHER ASSETS & LIABILITES, NET	(369,838)	(2.0)

NET ASSETS	$18,618,350	100.0%
235

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND

GROWTH ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2015

			VALUE
SHARES		COMPANY	(000)
COMMON STOCKS - 99.1%

AUTOMOBILES & COMPONENTS - 2.0%
88,475		BorgWarner, Inc	$3,825
1,976,914		Delphi Automotive plc	169,481
1,239,200		General Motors Co	42,145
54,420		Gentex Corp	871
453,300		Goodyear Tire & Rubber Co	14,809
44,756		Harley-Davidson, Inc	2,031
58,989		Johnson Controls, Inc	2,330
525,484		Lear Corp	64,545
440,800		Magna International, Inc (Class A)	17,879
165,056		Renault S.A.	16,521
339,455	*,e	Tesla Motors, Inc	81,473
226,677		Thor Industries, Inc	12,728
80,508	*	Visteon Corp	9,218
		TOTAL AUTOMOBILES & COMPONENTS	437,856

BANKS - 0.2%
75,074	*	Signature Bank	11,514
26,337	*	SVB Financial Group	3,131
715,100		Wells Fargo & Co	38,873
		TOTAL BANKS	53,518

CAPITAL GOODS - 5.5%
1,029,977		3M Co	155,156
29,181		A.O. Smith Corp	2,236
38,688		Acuity Brands, Inc	9,045
165,496	*	Aecom Technology Corp	4,970
2,236		Air Lease Corp	75
39,356		Allegion plc	2,594
414,489		Allison Transmission Holdings, Inc	10,731
96,733		Ametek, Inc	5,184
8,284	*	Armstrong World Industries, Inc	379
4,379	*	Babcock & Wilcox Enterprises, Inc	91
41,502		BE Aerospace, Inc	1,758
1,256,144		Boeing Co	181,626
136,295		BWX Technologies, Inc	4,330
5,836		Carlisle Cos, Inc	518
43,205	e	Caterpillar, Inc	2,936
270,900	e	Chicago Bridge & Iron Co NV	10,562
53,610		Cummins, Inc	4,718
126,150		Danaher Corp	11,717
23,474	e	Deere & Co	1,790
47,264		Donaldson Co, Inc	1,355
236

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
184,121		Emerson Electric Co	$8,807
115,874	e	Fastenal Co	4,730
23,474		Flowserve Corp	988
381,488		Fortune Brands Home & Security, Inc	21,173
195,897		General Dynamics Corp	26,908
22,593		Graco, Inc	1,628
296,816	*	HD Supply Holdings, Inc	8,913
37,464		Hexcel Corp	1,740
1,457,895		Honeywell International, Inc	150,994
72,497		Hubbell, Inc	7,325
208,074		Huntington Ingalls	26,394
29,240		IDEX Corp	2,240
117,893		Illinois Tool Works, Inc	10,926
433,022		Ingersoll-Rand plc	23,942
15,789		Lennox International, Inc	1,972
26,935		Lincoln Electric Holdings, Inc	1,398
218,814		Lockheed Martin Corp	47,516
881,608		Masco Corp	24,950
244,594	*	Middleby Corp	26,384
6,011		MSC Industrial Direct Co (Class A)	338
23,436		Nordson Corp	1,503
672,398		Northrop Grumman Corp	126,955
128,034		Paccar, Inc	6,069
25,840		Parker Hannifin Corp	2,506
10,424		Precision Castparts Corp	2,419
12,104	*	Quanta Services, Inc	245
977		Regal-Beloit Corp	57
99,436		Rockwell Automation, Inc	10,203
243,915		Rockwell Collins, Inc	22,513
391,208		Roper Industries, Inc	74,247
106,173		Snap-On, Inc	18,201
22,049	*,e	SolarCity Corp	1,125
505,059	*	Spirit Aerosystems Holdings, Inc (Class A)	25,288
5,817		Stanley Works	621
878,625		Textron, Inc	36,911
21,412		Toro Co	1,565
85,348	*	TransDigm Group, Inc	19,498
238,346	*	United Rentals, Inc	17,290
32,703		United Technologies Corp	3,142
482,694	*	Univar, Inc	8,211
499,500	*	USG Corp	12,133
523		Valmont Industries, Inc	55
24,767	e	W.W. Grainger, Inc	5,018
46,344	*	WABCO Holdings, Inc	4,739
9,910		Watsco, Inc	1,161
59,010		Westinghouse Air Brake Technologies Corp	4,197
		TOTAL CAPITAL GOODS	1,216,909

COMMERCIAL & PROFESSIONAL SERVICES - 1.8%
36,946		Cintas Corp	3,364
131,142	*	Clean Harbors, Inc	5,462
649,228	e	CNH Industrial NV (NYSE)	4,441
237

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
158,555	*	Copart, Inc	$6,027
47,075		Covanta Holding Corp	729
4,387		Dun & Bradstreet Corp	456
138,474		Equifax, Inc	15,422
90,548	*	IHS, Inc (Class A)	10,724
19,593		KAR Auction Services, Inc	725
192,100		Manpower, Inc	16,192
2,127,065		Nielsen NV	99,121
272,705		Pitney Bowes, Inc	5,631
39,059		R.R. Donnelley & Sons Co	575
53,421		Robert Half International, Inc	2,518
38,974		Rollins, Inc	1,009
559,807	*	Stericycle, Inc	67,513
88,376		Towers Watson & Co	11,353
10,046	*	TransUnion	277
147,406		Tyco International plc	4,701
1,882,198	*	Verisk Analytics, Inc	144,704
102,927		Waste Connections, Inc	5,797
13,797		Waste Management, Inc	736
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	407,477

CONSUMER DURABLES & APPAREL - 2.8%
26,001		Brunswick Corp	1,313
141,593		Carter's, Inc	12,606
12,429		Coach, Inc	407
443,590		DR Horton, Inc	14,208
202,936	*,e	Fossil Group, Inc	7,419
35,083	*,e	GoPro, Inc	632
725,553		Hanesbrands, Inc	21,353
119,699		Harman International Industries, Inc	11,277
66,971		Hasbro, Inc	4,511
651,761	*	Jarden Corp	37,229
47,418	*	Kate Spade & Co	843
54,468		Leggett & Platt, Inc	2,289
1,565		Lennar Corp (B Shares)	63
26,122	e	Lennar Corp (Class A)	1,278
44,194	*,e	Lululemon Athletica, Inc	2,319
204,245	*	Michael Kors Holdings Ltd	8,182
17,145	*	Mohawk Industries, Inc	3,247
304,706		Newell Rubbermaid, Inc	13,431
4,187,680		Nike, Inc (Class B)	261,730
23,772	*	NVR, Inc	39,057
26,523	e	Polaris Industries, Inc	2,280
1,210,600		Pulte Homes, Inc	21,573
1,353		Ralph Lauren Corp	151
278,511	*	Skechers U.S.A., Inc (Class A)	8,414
940,800		Sony Corp	23,122
420,171	*	Tempur-Pedic International, Inc	29,605
22,584	*	Toll Brothers, Inc	752
1,040,900	*,e	TomTom NV	13,086
12,693	*	TopBuild Corp	391
19,396	e	Tupperware Corp	1,079
238

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
70,559	*,e	Under Armour, Inc (Class A)	$5,688
1,070,511		VF Corp	66,639
3,415	*	Vista Outdoor, Inc	152
1,861		Whirlpool Corp	273
		TOTAL CONSUMER DURABLES & APPAREL	616,599

CONSUMER SERVICES - 4.2%
1,806,170		ARAMARK Holdings Corp	58,249
344,647		Brinker International, Inc	16,526
28,262	*	Chipotle Mexican Grill, Inc (Class A)	13,562
12,467		Choice Hotels International, Inc	628
10,296		Darden Restaurants, Inc	655
21,720		Domino's Pizza, Inc	2,416
37,555	e	Dunkin Brands Group, Inc	1,599
988,740		Extended Stay America, Inc	15,721
86,984		H&R Block, Inc	2,897
253,031		Hilton Worldwide Holdings, Inc	5,415
381,700	*,e	Hyatt Hotels Corp	17,948
26,061	e	International Game Technology plc	422
708,800		Interval Leisure Group, Inc	11,064
143,978		Las Vegas Sands Corp	6,312
77,413	e	Marriott International, Inc (Class A)	5,190
662,685		McDonald's Corp	78,290
4,664,237	g	Merlin Entertainments plc	31,274
7,424	*	MGM Resorts International	169
3,638,988	*	Norwegian Cruise Line Holdings Ltd	213,245
9,853	*	Panera Bread Co (Class A)	1,919
618,711		Restaurant Brands International, Inc	23,115
79,606		Service Corp International	2,071
544,101	*	ServiceMaster Global Holdings, Inc	21,351
27,672		Six Flags Entertainment Corp	1,520
5,026,868		Starbucks Corp	301,763
162,542		Starwood Hotels & Resorts Worldwide, Inc	11,261
283,879		Wyndham Worldwide Corp	20,624
200,117	e	Wynn Resorts Ltd	13,846
735,447		Yum! Brands, Inc	53,724
		TOTAL CONSUMER SERVICES	932,776

DIVERSIFIED FINANCIALS - 3.2%
21,929	*	Affiliated Managers Group, Inc	3,503
14,657	*	Ally Financial, Inc	273
66,354		American Express Co	4,615
403,404		Ameriprise Financial, Inc	42,930
14,602		Artisan Partners Asset Management, Inc	527
49,822		Bank of New York Mellon Corp	2,054
15,789		BlackRock, Inc	5,377
630,100		Blackstone Group LP	18,424
32,724		CBOE Holdings, Inc	2,124
1,877,449		Charles Schwab Corp	61,824
65,626	*,e	Credit Acceptance Corp	14,045
48,467		Eaton Vance Corp	1,572
16,527		Factset Research Systems, Inc	2,687
239

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
38,556		Federated Investors, Inc (Class B)	$1,105
66,060		Interactive Brokers Group, Inc (Class A)	2,880
428,726		IntercontinentalExchange Group, Inc	109,865
22,146		Invesco Ltd	741
859,500	e	iShares Russell 1000 Growth Index Fund	85,503
343,180		Lazard Ltd (Class A)	15,447
13,138		Legg Mason, Inc	515
507,468	*,e	LendingClub Corp	5,608
18,111		Leucadia National Corp	315
31,469	e	LPL Financial Holdings, Inc	1,342
947,589		McGraw-Hill Financial, Inc	93,413
342,667		Moody's Corp	34,383
2,486,521		Morgan Stanley	79,096
6,597		Morningstar, Inc	530
147,908		MSCI, Inc (Class A)	10,669
203,955		NorthStar Asset Management Group, Inc	2,476
15,752	*	PJT Partners, Inc	446
2,046	*	Santander Consumer USA Holdings, Inc	32
115,910		SEI Investments Co	6,074
148,899	*	SLM Corp	971
2,707,330	*	Synchrony Financial	82,330
102,794		T Rowe Price Group, Inc	7,349
93,575		TD Ameritrade Holding Corp	3,248
32,517		Waddell & Reed Financial, Inc (Class A)	932
		TOTAL DIVERSIFIED FINANCIALS	705,225

ENERGY - 0.7%
160,846		Cabot Oil & Gas Corp	2,845
671,805	*	Concho Resources, Inc	62,384
8,752	*	Continental Resources, Inc	201
2,218	e	CVR Energy, Inc	87
140,400	*	Diamondback Energy, Inc	9,393
204,619		EOG Resources, Inc	14,485
58,384	*	FMC Technologies, Inc	1,694
11,933		HollyFrontier Corp	476
162,860		Marathon Petroleum Corp	8,443
27,556	*	Memorial Resource Development Corp	445
56,155		Oceaneering International, Inc	2,107
35,881		Oneok, Inc	885
117,200		Pioneer Natural Resources Co	14,695
2,174	e	Range Resources Corp	53
2,954	e	RPC, Inc	35
383,300	*	RSP Permian, Inc	9,349
173,792		Schlumberger Ltd	12,122
9,540		Targa Resources Investments, Inc	258
4,149	e	Teekay Corp	41
36,957		Tesoro Corp	3,894
342,929		Williams Cos, Inc	8,813
5,374		World Fuel Services Corp	207
		TOTAL ENERGY	152,912
240

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
FOOD & STAPLES RETAILING - 2.0%
956,048		Costco Wholesale Corp	$154,402
1,384,983		CVS Health Corp	135,410
2,686,820		Kroger Co	112,390
230,280	*	Rite Aid Corp	1,805
58,989	*	Sprouts Farmers Market, Inc	1,568
71,259		Sysco Corp	2,922
289,847		Walgreens Boots Alliance, Inc	24,682
129,467		Whole Foods Market, Inc	4,337
		TOTAL FOOD & STAPLES RETAILING	437,516

FOOD, BEVERAGE & TOBACCO - 4.1%
1,600,293		Altria Group, Inc	93,153
353,900		Associated British Foods plc	17,414
100,937	*,e	Blue Buffalo Pet Products, Inc	1,889
9,543	e	Brown-Forman Corp	1,051
91,860		Brown-Forman Corp (Class B)	9,120
40,057		Campbell Soup Co	2,105
2,314,912		Coca-Cola Co	99,449
300,716		Coca-Cola Enterprises, Inc	14,807
21,467		ConAgra Foods, Inc	905
70,100		Constellation Brands, Inc (Class A)	9,985
483,780		Dr Pepper Snapple Group, Inc	45,088
60,087		Flowers Foods, Inc	1,291
383,774		General Mills, Inc	22,129
40,539	*	Hain Celestial Group, Inc	1,637
57,670		Hershey Co	5,148
146,347		Hormel Foods Corp	11,573
226,806		Ingredion, Inc	21,737
87,981		Kellogg Co	6,358
49,949		Keurig Green Mountain, Inc	4,495
315,299		Kraft Heinz Co	22,941
50,026		McCormick & Co, Inc	4,280
181,559		Mead Johnson Nutrition Co	14,334
206,597		Molson Coors Brewing Co (Class B)	19,404
1,398,744	*	Monster Beverage Corp	208,357
1,007,635		PepsiCo, Inc	100,683
591,602		Philip Morris International, Inc	52,008
702,437	e	Pilgrim's Pride Corp	15,517
476,057		Pinnacle Foods, Inc	20,213
325,052		Reynolds American, Inc	15,001
635,233		Suntory Beverage & Food Ltd	27,808
130,483		Tyson Foods, Inc (Class A)	6,959
580,092	*	WhiteWave Foods Co (Class A)	22,571
		TOTAL FOOD, BEVERAGE & TOBACCO	899,410

HEALTH CARE EQUIPMENT & SERVICES - 4.8%
21,260	*	Acadia Healthcare Co, Inc	1,328
435,522		Aetna Inc	47,089
31,744	*	Align Technology, Inc	2,090
23,135	*	Allscripts Healthcare Solutions, Inc	356
394,381		AmerisourceBergen Corp	40,901
367,206		Anthem, Inc	51,203
241

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
15,074	*,e	athenahealth, Inc	$2,426
83,881		Bard (C.R.), Inc	15,890
159,517		Baxter International, Inc	6,086
102,672		Becton Dickinson & Co	15,821
43,015	*	Boston Scientific Corp	793
11,663	*	Brookdale Senior Living, Inc	215
392,809		Cardinal Health, Inc	35,066
471,370	*	Centene Corp	31,021
1,049,963	*	Cerner Corp	63,176
300,763		Cigna Corp	44,011
12,967		Cooper Cos, Inc	1,740
227,550	*	DaVita, Inc	15,863
92,423		Dentsply International, Inc	5,624
31,447	*	DexCom, Inc	2,576
199,878	*	Edwards Lifesciences Corp	15,786
73,911	*	Envision Healthcare Holdings, Inc	1,920
1,017,116	*	Express Scripts Holding Co	88,906
262,286	*	HCA Holdings, Inc	17,738
82,835	*	Health Net, Inc	5,671
362,800		Healthsouth Corp	12,629
32,972	*	Henry Schein, Inc	5,216
21,419		Hill-Rom Holdings, Inc	1,029
694,885	*	Hologic, Inc	26,885
54,774		Humana, Inc	9,778
142,086	*	Idexx Laboratories, Inc	10,361
281,881	*	IMS Health Holdings, Inc	7,180
10,431	*,e	Inovalon Holdings, Inc	177
212,135	*	Intuitive Surgical, Inc	115,860
20,448	*	Inverness Medical Innovations, Inc	799
103,876	*	Laboratory Corp of America Holdings	12,843
150,679	*	LifePoint Hospitals, Inc	11,060
462,945		McKesson Corp	91,307
585,591		Olympus Corp	23,054
17,366		Patterson Cos, Inc	785
20,891	*	Pediatrix Medical Group, Inc	1,497
792,301	*	Premier, Inc	27,944
55,948	e	Resmed, Inc	3,004
74,374	*	Sirona Dental Systems, Inc	8,149
290,255		St. Jude Medical, Inc	17,929
67,321		Stryker Corp	6,257
39,105	*	Tenet Healthcare Corp	1,185
922,860		UnitedHealth Group, Inc	108,565
268,298		Universal Health Services, Inc (Class B)	32,059
104,284	*	Varian Medical Systems, Inc	8,426
30,057	*	VCA Antech, Inc	1,653
29,212	*,e	Veeva Systems, Inc	843
4,345		Zimmer Holdings, Inc	446
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,060,216

HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
51,568		Church & Dwight Co, Inc	4,377
40,974		Clorox Co	5,197
242

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
429,202		Colgate-Palmolive Co	$28,593
199,754	e	Coty, Inc	5,120
2,381,383		Estee Lauder Cos (Class A)	209,704
83,254	*,e	Herbalife Ltd	4,464
113,510		Kimberly-Clark Corp	14,450
5,064	e	Nu Skin Enterprises, Inc (Class A)	192
33,636		Spectrum Brands, Inc	3,424
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	275,521

INSURANCE - 0.5%
215,919		ACE Ltd	25,230
119,800		Allstate Corp	7,438
884		Amtrust Financial Services, Inc	54
111,262		Aon plc	10,260
38,342		Arthur J. Gallagher & Co	1,570
47,532	*	Berkshire Hathaway, Inc (Class B)	6,276
8,759		Erie Indemnity Co (Class A)	838
6,478	*	Markel Corp	5,722
433,952		Marsh & McLennan Cos, Inc	24,063
458,300		Metlife, Inc	22,095
145,900		Travelers Cos, Inc	16,466
		TOTAL INSURANCE	120,012

MATERIALS - 3.1%
69,777		Air Products & Chemicals, Inc	9,079
6,289		Airgas, Inc	870
665,800		Albemarle Corp	37,291
3,176		Aptargroup, Inc	231
30,440		Ashland, Inc	3,126
183,456		Avery Dennison Corp	11,495
38,125	*	Axalta Coating Systems Ltd	1,016
55,014		Ball Corp	4,001
4,368		Bemis Co, Inc	195
1,511,349	*	Berry Plastics Group, Inc	54,681
4,475		Celanese Corp (Series A)	301
93,202		CF Industries Holdings, Inc	3,804
23,536		Chemours Co	126
12,675		Compass Minerals International, Inc	954
557,499	*	Crown Holdings, Inc	28,265
376,846		Dow Chemical Co	19,400
192,576		Du Pont (E.I.) de Nemours & Co	12,826
19,352		Eagle Materials, Inc	1,169
79,726		Eastman Chemical Co	5,382
126,403		Ecolab, Inc	14,458
37,101		FMC Corp	1,452
1,310,390		Graphic Packaging Holding Co	16,812
47,201		Huntsman Corp	537
32,380		International Flavors & Fragrances, Inc	3,874
314,464		International Paper Co	11,855
677,494		LyondellBasell Industries AF S.C.A	58,874
3,886		Martin Marietta Materials, Inc	531
1,221,500		Monsanto Co	120,342
243

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
3,275		NewMarket Corp	$1,247
997,800		Olin Corp	17,222
4,178	*	Owens-Illinois, Inc	73
38,711		Packaging Corp of America	2,441
8,089	*,e	Platform Specialty Products Corp	104
1,339,938		PPG Industries, Inc	132,413
105,002		Praxair, Inc	10,752
1,413		Royal Gold, Inc	52
52,571		RPM International, Inc	2,316
15,140		Scotts Miracle-Gro Co (Class A)	977
208,797		Sealed Air Corp	9,312
230,612		Sherwin-Williams Co	59,867
16,706		Silgan Holdings, Inc	897
15,351	e	Southern Copper Corp (NY)	401
289,166		Steel Dynamics, Inc	5,167
8,043		Tahoe Resources, Inc	70
32,136		Valspar Corp	2,666
7,148		Vulcan Materials Co	679
162,800		Westlake Chemical Corp	8,843
232,102		WestRock Co	10,589
28,797	*	WR Grace & Co	2,868
		TOTAL MATERIALS	691,903

MEDIA - 4.5%
282,419	*	AMC Networks, Inc	21,091
11,995		Cablevision Systems Corp (Class A)	383
872,877		CBS Corp (Class B)	41,139
29,647	*,e	Charter Communications, Inc	5,428
44,869		Cinemark Holdings, Inc	1,500
5,821	*	Clear Channel Outdoor Holdings, Inc (Class A)	33
6,809,720		Comcast Corp (Class A)	384,272
54,919	*,e	Discovery Communications, Inc (Class A)	1,465
205,240	*	Discovery Communications, Inc (Class C)	5,176
160,728	*	DISH Network Corp (Class A)	9,190
1,679,063		Interpublic Group of Cos, Inc	39,089
132,819	e	Lions Gate Entertainment Corp	4,302
56,163	*	Live Nation, Inc	1,380
8,022	*	Madison Square Garden Co	1,298
24,066	*	MSG Networks, Inc	501
96,277		Omnicom Group, Inc	7,284
34,046	e	Regal Entertainment Group (Class A)	642
120,963		Scripps Networks Interactive (Class A)	6,678
1,216,809	*,e	Sirius XM Holdings, Inc	4,952
373,369	*	Starz-Liberty Capital	12,508
141,433		Time Warner Cable, Inc	26,249
1,707,441		Time Warner, Inc	110,420
434,325		Tribune Co	14,685
399,423		Twenty-First Century Fox, Inc	10,848
129,220		Twenty-First Century Fox, Inc (Class B)	3,519
4,247		Viacom, Inc	187
1,096,432		Viacom, Inc (Class B)	45,129
2,369,163		Walt Disney Co	248,952
		TOTAL MEDIA	1,008,300
244

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 12.1%
2,251,693		AbbVie, Inc	$133,390
10,628	*,e	Agios Pharmaceuticals, Inc	690
32,243	*,e	Akorn, Inc	1,203
675,159	*	Alexion Pharmaceuticals, Inc	128,786
48,856	*	Alkermes plc	3,878
1,104,429	*	Allergan plc	345,134
23,887	*	Alnylam Pharmaceuticals, Inc	2,249
1,075,857		Amgen, Inc	174,644
323,025		Baxalta, Inc	12,608
526,433	*	Biogen Idec, Inc	161,273
488,171	*	BioMarin Pharmaceutical, Inc	51,141
6,312		Bio-Techne Corp	568
13,709	*,e	Bluebird Bio, Inc	880
2,091,260		Bristol-Myers Squibb Co	143,858
187,052	*	Bruker BioSciences Corp	4,540
3,005,567	*	Celgene Corp	359,947
114,381	*	Charles River Laboratories International, Inc	9,195
2,018,070		Eli Lilly & Co	170,042
30,491	*	Endo International plc	1,867
3,635,497		Gilead Sciences, Inc	367,876
450,000	*	H Lundbeck AS	15,365
424,010	*	Illumina, Inc	81,387
218,442	*	Incyte Corp	23,690
16,164	*,e	Intercept Pharmaceuticals, Inc	2,414
16,694	*,e	Intrexon Corp	503
46,977	*,e	Ionis Pharmaceuticals, Inc	2,909
47,758	*	Jazz Pharmaceuticals plc	6,713
275,345		Johnson & Johnson	28,283
4,906	*,e	Juno Therapeutics, Inc	216
126,631	*	Mallinckrodt plc	9,450
264,316	*	Medivation, Inc	12,777
127,332		Merck & Co, Inc	6,726
10,881	*	Mettler-Toledo International, Inc	3,690
749,400	*,e	Mylan NV	40,520
356,900		Novo Nordisk AS	20,664
124,385	*,e	Opko Health, Inc	1,250
122,617		PerkinElmer, Inc	6,568
73,302		Perrigo Co plc	10,607
342,605		Pfizer, Inc	11,059
9,149	*,e	Puma Biotechnology, Inc	717
131,120	*	Quintiles Transnational Holdings, Inc	9,003
41,805	*	Regeneron Pharmaceuticals, Inc	22,695
39,036	*,e	Seattle Genetics, Inc	1,752
385,041		Teva Pharmaceutical Industries Ltd (ADR)	25,274
629,149		Thermo Electron Corp	89,245
152,951	*	United Therapeutics Corp	23,954
384,365	*	Vertex Pharmaceuticals, Inc	48,365
6,369	*	VWR Corp	180
104,854	*	Waters Corp	14,111
245

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
1,598,470		Zoetis Inc	$76,599
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,670,455

REAL ESTATE - 1.6%
370,169		American Tower Corp	35,888
55,186		Boston Properties, Inc	7,038
2,930,663	*	CBRE Group, Inc	101,342
2,261		Columbia Property Trust, Inc	53
151,890		Crown Castle International Corp	13,131
30,701		Digital Realty Trust, Inc	2,322
15,928		Empire State Realty Trust, Inc	288
24,119		Equinix, Inc	7,294
135,408		Equity Lifestyle Properties, Inc	9,028
47,919		Extra Space Storage, Inc	4,227
26,814		Federal Realty Investment Trust	3,917
3,432	*	Four Corners Property Trust, Inc	83
5,048		Gaming and Leisure Properties, Inc	140
5,047		Healthcare Trust of America, Inc	136
5,795	*	Howard Hughes Corp	656
33,951		Iron Mountain, Inc	917
143,981		Jones Lang LaSalle, Inc	23,017
31,599		Lamar Advertising Co	1,895
20,444		Omega Healthcare Investors, Inc	715
29,619		Plum Creek Timber Co, Inc	1,413
74,968		Post Properties, Inc	4,435
104,739		Public Storage, Inc	25,944
1,402,509	*	Realogy Holdings Corp	51,430
219,356		Simon Property Group, Inc	42,652
36,360		Tanger Factory Outlet Centers, Inc	1,189
7,989		Taubman Centers, Inc	613
63,929		Welltower, Inc	4,349
18,315		Weyerhaeuser Co	549
		TOTAL REAL ESTATE	344,661

RETAILING - 9.8%
3,946		Aaron’s, Inc	88
45,421		Advance Auto Parts, Inc	6,836
1,158,092	*	Amazon.com, Inc	782,743
500,000	*	ASOS plc	25,405
298,269	*	Autonation, Inc	17,795
58,748	*	AutoZone, Inc	43,586
165,498	*	Bed Bath & Beyond, Inc	7,985
750,300		Best Buy Co, Inc	22,847
1,973	*,e	Cabela’s, Inc	92
1,213,961	*,e	Carmax, Inc	65,517
1,988,757	*	Cnova NV	4,793
23,503		CST Brands, Inc	920
765,152	*,e	Ctrip.com International Ltd (ADR)	35,450
23,695		Dick’s Sporting Goods, Inc	838
183,270	e	Dillard’s, Inc (Class A)	12,043
146,408		Dollar General Corp	10,522
90,732	*	Dollar Tree, Inc	7,006

246

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
1,810	e	DSW, Inc (Class A)	$43
1,206,849		Expedia, Inc	150,011
49,532		Fast Retailing Co Ltd	17,327
567,783		Foot Locker, Inc	36,957
94,312	e	Gap, Inc	2,330
140,152		Genuine Parts Co	12,038
33,406		GNC Holdings, Inc	1,036
4,204,717	*,e	Groupon, Inc	12,908
2,880,705		Home Depot, Inc	380,973
133,244		L Brands, Inc	12,767
1,884,814	*	Liberty Interactive Corp	51,493
55,662	*	Liberty Ventures	2,511
350,931	*	LKQ Corp	10,398
1,126,901		Lowe's Companies, Inc	85,690
206,434		Macy's, Inc	7,221
21,992	*	Michaels Cos, Inc	486
79,635	*	Murphy USA, Inc	4,837
551,038	*	NetFlix, Inc	63,028
56,039	e	Nordstrom, Inc	2,791
26,627	*	Office Depot, Inc	150
144,426	*	O'Reilly Automotive, Inc	36,600
298,567		Penske Auto Group, Inc	12,641
53,293	*	Priceline.com, Inc	67,946
192,555		Ross Stores, Inc	10,361
292,437	*	Sally Beauty Holdings, Inc	8,156
566	*,e	Sears Holdings Corp	12
31,520		Signet Jewelers Ltd	3,899
380,291		Target Corp	27,613
33,709		Tiffany & Co	2,572
890,179		TJX Companies, Inc	63,123
53,865		Tractor Supply Co	4,605
43,839	*	TripAdvisor, Inc	3,737
90,436	*	Ulta Salon Cosmetics & Fragrance, Inc	16,731
33,061	*	Urban Outfitters, Inc	752
36,459		Williams-Sonoma, Inc	2,130
		TOTAL RETAILING	2,160,339

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7%
112,796		Analog Devices, Inc	6,240
1,365,055		Applied Materials, Inc	25,486
1,377,861	e	ARM Holdings plc (ADR)	62,334
160,082		Atmel Corp	1,378
218,034		Avago Technologies Ltd	31,648
913,607		Broadcom Corp (Class A)	52,825
358,436		Intel Corp	12,348
63,652		Kla-Tencor Corp	4,414
156,592		Lam Research Corp	12,437
186,086		Linear Technology Corp	7,903
37,667		Maxim Integrated Products, Inc	1,431
83,223	e	Microchip Technology, Inc	3,873
315,290	*	Micron Technology, Inc	4,465
622,975	*	NXP Semiconductors NV	52,486

247

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
151,783	*	ON Semiconductor Corp	$1,488
58,177	*	Qorvo, Inc	2,961
370,247		Skyworks Solutions, Inc	28,446
43,777	*,e	SunEdison, Inc	223
1,815	*,e	SunPower Corp	54
555,760		Texas Instruments, Inc	30,461
581,356		Xilinx, Inc	27,306
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	370,207

SOFTWARE & SERVICES - 24.4%
763,492		Accenture plc	79,785
1,352,024		Activision Blizzard, Inc	52,337
3,573,657	*	Adobe Systems, Inc	335,709
308,085	*	Akamai Technologies, Inc	16,214
418,784	*	Alibaba Group Holding Ltd (ADR)	34,035
120,919	*	Alliance Data Systems Corp	33,442
508,109	*	Alphabet, Inc (Class A)	395,314
878,415	*	Alphabet, Inc (Class C)	666,612
356,691		Amdocs Ltd	19,465
5,910	*	Ansys, Inc	547
467,652	*	Autodesk, Inc	28,494
162,404		Automatic Data Processing, Inc	13,759
7,468	*,e	Black Knight Financial Services, Inc	247
38,740		Booz Allen Hamilton Holding Co	1,195
47,348		Broadridge Financial Solutions, Inc	2,544
115,569	*	Cadence Design Systems, Inc	2,405
129,592		CDK Global, Inc	6,152
543,669	*,e	Check Point Software Technologies	44,244
427,208	*,e	Cimpress NV	34,664
246,475	*	Citrix Systems, Inc	18,646
428,770	*	Cognizant Technology Solutions Corp (Class A)	25,735
211,100		Computer Sciences Corp	6,899
12,743	*	CoStar Group, Inc	2,634
211,100	*	CSRA, Inc	6,333
116,734		DST Systems, Inc	13,315
3,164,130	*	eBay, Inc	86,950
272,938	*	Electronic Arts, Inc	18,756
5,611,187	*	Facebook, Inc	587,267
47,334		Fidelity National Information Services, Inc	2,868
54,598	*,e	FireEye, Inc	1,132
434,161	*	First American Corp	14,701
54,958	*	First Data Corp	880
93,522	*	Fiserv, Inc	8,553
174,323	*	FleetCor Technologies, Inc	24,916
56,300	*	Fortinet, Inc	1,755
32,951	*	Gartner, Inc	2,989
60,777	*	Genpact Ltd	1,518
774,890		Global Payments, Inc	49,988
9,708	*,e	GoDaddy, Inc	311
820,000	*,e	GrubHub, Inc	19,844
390,940		IAC/InterActiveCorp	23,476
574,530		International Business Machines Corp	79,067
248

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
3,629,392		Intuit, Inc	$350,236
32,203		Jack Henry & Associates, Inc	2,514
2,520,000	*	Just Eat plc	18,298
33,067		King Digital Entertainment plc	591
75,460		Leidos Holdings, Inc	4,245
52,650	*	LinkedIn Corp	11,850
3,449,222		Mastercard, Inc (Class A)	335,816
12,040	*,e	Match Group, Inc	163
9,508,155		Microsoft Corp	527,512
693,849	*,e	Mobileye NV	29,336
214,500		Netease.com (ADR)	38,876
16,434	*,e	NetSuite, Inc	1,391
3,209,961		Oracle Corp	117,260
81,133	*	Pandora Media, Inc	1,088
111,988		Paychex, Inc	5,923
3,537,595	*	PayPal Holdings, Inc	128,061
47,298	*	PTC, Inc	1,638
130,753	*	Rackspace Hosting, Inc	3,311
1,343,769	*	Red Hat, Inc	111,278
562,203		Sabre Corp	15,725
3,341,794	*	Salesforce.com, Inc	261,997
422,132	*,g	Scout24 AG.	14,965
731,100	*	ServiceNow, Inc	63,284
25,708	*	SolarWinds, Inc	1,514
25,757		Solera Holdings, Inc	1,412
49,869	*	Splunk, Inc	2,933
11,577	*	Square, Inc	151
28,272		SS&C Technologies Holdings, Inc	1,930
2,645	*	Synopsys, Inc	121
19,605	*	Tableau Software, Inc	1,847
790,000		Tencent Holdings Ltd	15,468
39,862	*	Teradata Corp	1,053
175,260		Total System Services, Inc	8,728
248,039	*	Twitter, Inc	5,740
11,174	*	Ultimate Software Group, Inc	2,185
241,089	*	Vantiv, Inc	11,432
46,786	*	VeriFone Systems, Inc	1,311
39,787	*,e	VeriSign, Inc	3,476
5,920,723		Visa, Inc (Class A)	459,152
116,625	*,e	VMware, Inc (Class A)	6,597
206,733	e	Western Union Co	3,703
66,698	*	WEX, Inc	5,896
41,193	*	Workday, Inc	3,282
750,000	*	Yahoo!, Inc	24,945
22,363	*	Yelp, Inc	644
10,822	*,e	Zillow Group, Inc	282
21,644	*,e	Zillow Group, Inc (Class C)	508
		TOTAL SOFTWARE & SERVICES	5,375,365

TECHNOLOGY HARDWARE & EQUIPMENT - 5.5%
10,036	*	3D Systems Corp	87
121,402		Amphenol Corp (Class A)	6,341
249

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
9,751,997	d	Apple, Inc	$1,026,495
12,405	*,e	Arista Networks, Inc	966
27,544	*	ARRIS Group, Inc	842
170,118		CDW Corp	7,152
2,519,173		Cisco Systems, Inc	68,408
32,942		Cognex Corp	1,112
19,176	*	CommScope Holding Co, Inc	497
61,564		EMC Corp	1,581
101,139	*	F5 Networks, Inc	9,806
85,044	*,e	Fitbit, Inc	2,516
36,370		Flir Systems, Inc	1,021
8,459		Harris Corp	735
225,899		Ingram Micro, Inc (Class A)	6,863
14,212	*,e	IPG Photonics Corp	1,267
14,825		Jabil Circuit, Inc	345
273,546		Juniper Networks, Inc	7,550
246,993	*	Keysight Technologies, Inc	6,997
69,101		Motorola, Inc	4,730
10,174		National Instruments Corp	292
155,749		NetApp, Inc	4,132
259,454	*	Palo Alto Networks, Inc	45,700
90,188		Qualcomm, Inc	4,508
255	*	Trimble Navigation Ltd	6
175,300		Western Digital Corp	10,527
21,276	*	Zebra Technologies Corp (Class A)	1,482
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,221,958

TELECOMMUNICATION SERVICES - 1.0%
459,615		AT&T, Inc	15,815
809,400	g	Cellnex Telecom SAU	15,133
1,297,826	*	Level 3 Communications, Inc	70,550
25,378	*	SBA Communications Corp (Class A)	2,667
2,573,967		Verizon Communications, Inc	118,969
51,078	*	Zayo Group Holdings, Inc	1,358
		TOTAL TELECOMMUNICATION SERVICES	224,492

TRANSPORTATION - 2.4%
366,440		Alaska Air Group, Inc	29,502
33,472		Amerco, Inc	13,037
282,186		American Airlines Group, Inc	11,951
172,762	*	Avis Budget Group, Inc	6,270
147,229		CH Robinson Worldwide, Inc	9,131
104,850		CSX Corp	2,721
1,657,356		Delta Air Lines, Inc	84,011
238,075		Expeditors International of Washington, Inc	10,737
322,834		FedEx Corp	48,099
6,951	*	Genesee & Wyoming, Inc (Class A)	373
2,616,196	*	Hertz Global Holdings, Inc	37,229
36,496		J.B. Hunt Transport Services, Inc	2,677
287,711	*	JetBlue Airways Corp	6,517
16,822		Landstar System, Inc	987
27,191	*	Old Dominion Freight Line	1,606

250

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
175,500		Ryanair Holdings plc (ADR)	$15,174
173,046		Ryder System, Inc	9,834
1,233,744		Southwest Airlines Co	53,125
333,356	*	Spirit Airlines, Inc	13,284
1,414,519		Union Pacific Corp	110,615
565,307	*	United Continental Holdings, Inc	32,392
425,632		United Parcel Service, Inc (Class B)	40,959
		TOTAL TRANSPORTATION	540,231

UTILITIES - 0.0%
17,767	*	Calpine Corp	257
10,751		Dominion Resources, Inc	727
20,552		ITC Holdings Corp	807
1,094	e	TerraForm Power, Inc	14
		TOTAL UTILITIES	1,805
		TOTAL COMMON STOCKS	21,925,663
		(Cost $17,556,208)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 3.2%
GOVERNMENT AGENCY DEBT - 0.5%
$15,000,000	d	Federal Home Loan Bank (FHLB)	0.130%	01/04/16	15,000
25,000,000	d	FHLB	0.095-0.170	01/25/16	24,998
20,000,000	d	FHLB	0.125	02/09/16	19,995
14,000,000		FHLB	0.310	02/12/16	13,996
30,000,000	d	Federal National Mortgage Association (FNMA)	0.100	01/14/16	29,999
10,000,000		FNMA	0.612	06/08/16	9,979
		TOTAL GOVERNMENT AGENCY DEBT			113,967

TREASURY DEBT - 0.3%
2,000,000	d	United States Treasury Bill	0.115	01/14/16	2,000
30,000,000	d	United States Treasury Bill	0.141	03/24/16	29,988
45,000,000	d	United States Treasury Bill	0.451	06/30/16	44,892
		TOTAL TREASURY DEBT			76,880

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.4%
533,630,785	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	533,631
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	533,631

		TOTAL SHORT-TERM INVESTMENTS	724,478
		(Cost $724,481)

251

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

VALUE (000)
TOTAL INVESTMENTS - 102.3%	$22,650,141
(Cost $18,280,689)

OTHER ASSETS & LIABILITIES, NET - (2.3)%	(517,996)
NET ASSETS - 100.0%	$22,132,145

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $518,588,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/15, the aggregate value of these securities was $61,372,000, or 0.3% of net assets.

Cost amounts are in thousands.
252

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND

EQUITY INDEX ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2015

			VALUE
SHARES		COMPANY	(000)
COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.1%
56,324	*	American Axle & Manufacturing Holdings, Inc	$1,067
167,583		BorgWarner, Inc	7,245
42,817		Cooper Tire & Rubber Co	1,621
10,380	*	Cooper-Standard Holding, Inc	805
120,374		Dana Holding Corp	1,661
212,071		Delphi Automotive plc	18,181
20,030	*,e	Dorman Products, Inc	951
17,932		Drew Industries, Inc	1,092
21,876	*,e	Federal Mogul Corp (Class A)	150
2,849,911		Ford Motor Co	40,155
12,496	*	Fox Factory Holding Corp	207
1,172,512		General Motors Co	39,877
218,376		Gentex Corp	3,496
26,543	*	Gentherm, Inc	1,258
191,568		Goodyear Tire & Rubber Co	6,258
154,043		Harley-Davidson, Inc	6,992
13,693	*	Horizon Global Corp	142
484,264		Johnson Controls, Inc	19,124
55,720		Lear Corp	6,844
6,649		Metaldyne Performance Group, Inc	122
36,302	*	Modine Manufacturing Co	329
13,147	*	Motorcar Parts of America, Inc	444
15,087		Standard Motor Products, Inc	574
20,247	*	Stoneridge, Inc	300
2,693		Strattec Security Corp	152
17,815		Superior Industries International, Inc	328
45,591	*	Tenneco, Inc	2,093
72,086	*,e	Tesla Motors, Inc	17,301
33,978		Thor Industries, Inc	1,908
15,398		Tower International, Inc	440
33,034	*	Visteon Corp	3,782
21,322	e	Winnebago Industries, Inc	424
		TOTAL AUTOMOBILES & COMPONENTS	185,323

BANKS - 6.2%
12,604		1st Source Corp	389
5,171	e	Access National Corp	106
5,882		American National Bankshares, Inc	151
23,589		Ameris Bancorp	802
7,069	e	Ames National Corp	172
5,633	*	Anchor BanCorp Wisconsin, Inc	245
24,400		Apollo Residential Mortgage	292
253

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
7,490		Arrow Financial Corp	$204
112,856		Associated Banc-Corp	2,116
66,701		Astoria Financial Corp	1,057
25,515		Banc of California, Inc	373
5,016		Bancfirst Corp	294
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	557
72,389		Bancorpsouth, Inc	1,737
41,404		Bank Mutual Corp	323
7,745,786		Bank of America Corp	130,362
32,426		Bank of Hawaii Corp	2,040
3,864		Bank of Marin Bancorp	206
57,827		Bank of the Ozarks, Inc	2,860
15,980		BankFinancial Corp	202
76,129		BankUnited	2,745
15,583		Banner Corp	715
4,570		Bar Harbor Bankshares	157
569,437		BB&T Corp	21,530
59,137		BBCN Bancorp, Inc	1,018
4,100	*,e	BBX Capital Corp	64
9,956	*,e	Bear State Financial, Inc	108
61,657	*	Beneficial Bancorp, Inc	821
21,508		Berkshire Hills Bancorp, Inc	626
20,549		Blue Hills Bancorp, Inc	315
17,544		BNC Bancorp	445
45,284	*,e	BofI Holding, Inc	953
20,505	e	BOK Financial Corp	1,226
59,217		Boston Private Financial Holdings, Inc	672
8,872		Bridge Bancorp, Inc	270
54,590		Brookline Bancorp, Inc	628
12,987		Bryn Mawr Bank Corp	373
6,346	*	BSB Bancorp, Inc	148
4,588	*	C1 Financial, Inc	111
5,527		Camden National Corp	244
16,948		Capital Bank Financial Corp	542
9,158		Capital City Bank Group, Inc	141
105,428		Capitol Federal Financial	1,324
22,480		Cardinal Financial Corp	511
21,201	*	Cascade Bancorp	129
60,166		Cathay General Bancorp	1,885
33,881		Centerstate Banks of Florida, Inc	530
17,227		Central Pacific Financial Corp	379
2,883		Century Bancorp, Inc	125
13,560		Charter Financial Corp	179
24,990		Chemical Financial Corp	856
128,729		CIT Group, Inc	5,111
2,224,775		Citigroup, Inc	115,132
9,568		Citizens & Northern Corp	201
221,768		Citizens Financial Group, Inc	5,808
10,721	e	City Holding Co	489
19,650		Clifton Bancorp, Inc	282
9,772		CNB Financial Corp	176
26,184		CoBiz, Inc	351
254

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
42,696		Columbia Banking System, Inc	$1,388
131,821		Comerica, Inc	5,514
40,726	e	Commerce Bancshares, Inc	1,733
30,550		Community Bank System, Inc	1,220
12,718		Community Trust Bancorp, Inc	445
7,261	*	CommunityOne Bancorp	98
21,722		ConnectOne Bancorp, Inc	406
12,656	*	CU Bancorp	321
39,988	e	Cullen/Frost Bankers, Inc	2,399
19,196	*	Customers Bancorp, Inc	523
80,226	e	CVB Financial Corp	1,357
23,810		Dime Community Bancshares	416
22,108	*	Eagle Bancorp, Inc	1,116
106,767		East West Bancorp, Inc	4,437
4,559		Enterprise Bancorp, Inc	104
14,785		Enterprise Financial Services Corp	419
40,929	*	Essent Group Ltd	896
57,923		EverBank Financial Corp	926
4,054	*	Farmers Capital Bank Corp	110
20,788	*	FCB Financial Holdings, Inc	744
7,387		Federal Agricultural Mortgage Corp (Class C)	233
12,551		Fidelity Southern Corp	280
599,099		Fifth Third Bancorp	12,042
10,211		Financial Institutions, Inc	286
15,337		First Bancorp (NC)	287
85,475	*	First Bancorp (Puerto Rico)	278
6,485		First Bancorp, Inc	133
19,350		First Busey Corp	399
6,176		First Business Financial Services, Inc	154
5,634		First Citizens Bancshares, Inc (Class A)	1,455
66,434		First Commonwealth Financial Corp	603
12,139		First Community Bancshares, Inc	226
13,926		First Connecticut Bancorp	242
7,726		First Defiance Financial Corp	292
44,691		First Financial Bancorp	808
48,150	e	First Financial Bankshares, Inc	1,453
8,954		First Financial Corp	304
172,999		First Horizon National Corp	2,512
13,482		First Interstate Bancsystem, Inc	392
26,538		First Merchants Corp	675
57,533		First Midwest Bancorp, Inc	1,060
11,498	*	First NBC Bank Holding Co	430
263,698		First Niagara Financial Group, Inc	2,861
8,623		First of Long Island Corp	259
105,295		First Republic Bank	6,956
123,577		FirstMerit Corp	2,305
15,789	*	Flagstar Bancorp, Inc	365
23,200		Flushing Financial Corp	502
127,680	e	FNB Corp	1,703
10,372		Fox Chase Bancorp, Inc	210
3,888	*	Franklin Financial Network, Inc	122
130,713		Fulton Financial Corp	1,701
255

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
9,802		German American Bancorp, Inc	$327
56,600	e	Glacier Bancorp, Inc	1,502
7,809		Great Southern Bancorp, Inc	353
30,455		Great Western Bancorp, Inc	884
7,975	*,e	Green Bancorp, Inc	84
11,166		Guaranty Bancorp	185
31,047	*,e	Hampton Roads Bankshares, Inc	57
57,555		Hancock Holding Co	1,449
23,963		Hanmi Financial Corp	568
13,311		Heartland Financial USA, Inc	417
15,254		Heritage Commerce Corp	182
22,833		Heritage Financial Corp	430
14,409		Heritage Oaks Bancorp	115
55,915	*	Hilltop Holdings, Inc	1,075
997	e	Hingham Institution for Savings	119
42,029		Home Bancshares, Inc	1,703
15,022	*	HomeStreet, Inc	326
16,046	*	HomeTrust Bancshares, Inc	325
6,700		Horizon Bancorp	187
597,336		Huntington Bancshares, Inc	6,607
28,157		IBERIABANK Corp	1,551
6,123	*,e	Impac Mortgage Holdings, Inc	110
19,246		Independent Bank Corp (MA)	895
17,558		Independent Bank Corp (MI)	267
6,960		Independent Bank Group, Inc	223
40,567		International Bancshares Corp	1,043
257,321		Investors Bancorp, Inc	3,201
2,723,601		JPMorgan Chase & Co	179,839
69,276		Kearny Financial Corp	878
627,474		Keycorp	8,276
28,418		Lakeland Bancorp, Inc	335
12,420		Lakeland Financial Corp	579
35,043		LegacyTexas Financial Group, Inc	877
4,100	*	LendingTree, Inc	366
125,039		M&T Bank Corp	15,152
15,363		MainSource Financial Group, Inc	352
55,577		MB Financial, Inc	1,799
12,428		Mercantile Bank Corp	305
3,784		Merchants Bancshares, Inc	119
41,025		Meridian Bancorp, Inc	578
5,273		Meta Financial Group, Inc	242
252,589	*	MGIC Investment Corp	2,230
5,257		MidWestOne Financial Group, Inc	160
27,253		National Bank Holdings Corp	582
5,351	e	National Bankshares, Inc	190
4,350	*,e	National Commerce Corp	109
100,779		National Penn Bancshares, Inc	1,243
28,655	*,e	Nationstar Mortgage Holdings, Inc	383
32,725		NBT Bancorp, Inc	912
328,676		New York Community Bancorp, Inc	5,364
26,583		NewBridge Bancorp	324
38,864	*	NMI Holdings, Inc	263
256

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
36,323		Northfield Bancorp, Inc	$578
69,442		Northwest Bancshares, Inc	930
10,808		OceanFirst Financial Corp	217
80,446	*,e	Ocwen Financial Corp	561
33,903	e	OFG Bancorp	248
86,033		Old National Bancorp	1,167
21,667	*	Old Second Bancorp, Inc	170
7,479		Opus Bank	277
32,883		Oritani Financial Corp	543
14,467		Pacific Continental Corp	215
15,408	*	Pacific Premier Bancorp, Inc	327
82,885		PacWest Bancorp	3,572
9,690	e	Park National Corp	877
33,018		Park Sterling Bank	242
11,582		Peapack Gladstone Financial Corp	239
2,964	e	Penns Woods Bancorp, Inc	126
9,969		Pennsylvania Commerce Bancorp, Inc	313
9,540	*	PennyMac Financial Services, Inc	147
13,423		Peoples Bancorp, Inc	253
5,712	e	Peoples Financial Services Corp	218
229,288	e	People’s United Financial, Inc	3,703
36,552	*	PHH Corp	592
26,946		Pinnacle Financial Partners, Inc	1,384
378,867		PNC Financial Services Group, Inc	36,110
77,233		Popular, Inc	2,189
8,859		Preferred Bank	293
58,098		PrivateBancorp, Inc	2,383
51,867		Prosperity Bancshares, Inc	2,482
45,191		Provident Financial Services, Inc	911
8,729		QCR Holdings, Inc	212
141,913		Radian Group, Inc	1,900
992,067		Regions Financial Corp	9,524
29,870		Renasant Corp	1,028
6,104		Republic Bancorp, Inc (Class A)	161
25,676		S&T Bancorp, Inc	791
18,232		Sandy Spring Bancorp, Inc	492
17,078	*	Seacoast Banking Corp of Florida	256
16,424	e	ServisFirst Bancshares, Inc	781
8,919		Sierra Bancorp	157
37,479	*	Signature Bank	5,748
22,158		Simmons First National Corp (Class A)	1,138
18,098		South State Corp	1,302
16,521	e	Southside Bancshares, Inc	397
14,769		Southwest Bancorp, Inc	258
26,403		State Bank & Trust Co	555
88,560		Sterling Bancorp/DE	1,436
10,870		Stock Yards Bancorp, Inc	411
7,609		Stonegate Bank	250
10,313	*,e	Stonegate Mortgage Corp	56
8,903		Suffolk Bancorp	252
5,838	*	Sun Bancorp, Inc	121
371,519		SunTrust Banks, Inc	15,916
257

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
37,982	*	SVB Financial Group	$4,516
99,224		Synovus Financial Corp	3,213
40,611		Talmer Bancorp Inc	735
125,733		TCF Financial Corp	1,775
8,286		Territorial Bancorp, Inc	230
33,717	*	Texas Capital Bancshares, Inc	1,666
52,879		TFS Financial Corp	996
26,827	*	The Bancorp, Inc	171
11,138		Tompkins Trustco, Inc	626
36,382	e	TowneBank	759
16,948		Trico Bancshares	465
16,178	*	Tristate Capital Holdings, Inc	226
10,668	*	Triumph Bancorp, Inc	176
71,043		Trustco Bank Corp NY	436
49,168		Trustmark Corp	1,133
29,256		UMB Financial Corp	1,362
161,706		Umpqua Holdings Corp	2,571
33,847		Union Bankshares Corp	854
52,160	e	United Bankshares, Inc	1,929
40,245		United Community Banks, Inc	784
30,361		United Community Financial Corp	179
36,948		United Financial Bancorp, Inc (New)	476
14,493		Univest Corp of Pennsylvania	302
1,223,938		US Bancorp	52,225
172,796		Valley National Bancorp	1,702
19,235	*	Walker & Dunlop, Inc	554
28,439	*,e	Walter Investment Management Corp	404
70,029		Washington Federal, Inc	1,669
10,818		Washington Trust Bancorp, Inc	428
22,962		Waterstone Financial, Inc	324
67,195		Webster Financial Corp	2,499
3,419,622		Wells Fargo & Co	185,891
28,222		WesBanco, Inc	847
11,970		West Bancorporation, Inc	236
18,981	e	Westamerica Bancorporation	887
62,509	*	Western Alliance Bancorp	2,242
52,747		Wilshire Bancorp, Inc	609
35,315		Wintrust Financial Corp	1,713
20,553		WSFS Financial Corp	665
18,616		Yadkin Financial Corp	469
149,549		Zions Bancorporation	4,083
		TOTAL BANKS	1,010,986

CAPITAL GOODS - 7.5%
469,229		3M Co	70,685
54,949		A.O. Smith Corp	4,210
29,877		Aaon, Inc	694
26,739		AAR Corp	703
32,350	*	Accuride Corp	54
43,959		Actuant Corp (Class A)	1,053
32,117		Acuity Brands, Inc	7,509
24,758	e	Advanced Drainage Systems, Inc	595
258

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
110,795	*	Aecom Technology Corp	$3,327
28,439	*	Aegion Corp	549
46,010	*,e	Aerojet Rocketdyne Holdings, Inc	720
14,335	*	Aerovironment, Inc	422
56,061	e	AGCO Corp	2,545
75,690	e	Air Lease Corp	2,534
46,365		Aircastle Ltd	969
6,904		Alamo Group, Inc	360
21,082		Albany International Corp (Class A)	771
71,508		Allegion plc	4,714
4,493		Allied Motion Technologies, Inc	118
133,019		Allison Transmission Holdings, Inc	3,444
20,492		Altra Holdings, Inc	514
13,776	*	Ameresco, Inc	86
7,032	e	American Railcar Industries, Inc	325
5,344		American Science & Engineering, Inc	221
9,387	*	American Woodmark Corp	751
174,908		Ametek, Inc	9,373
21,529		Apogee Enterprises, Inc	937
29,542		Applied Industrial Technologies, Inc	1,196
9,512		Argan, Inc	308
28,807	*	Armstrong World Industries, Inc	1,317
73,992	*	ArvinMeritor, Inc	618
14,102		Astec Industries, Inc	574
14,118	*	Astronics Corp	575
19,364		AZZ, Inc	1,076
40,073	*	Babcock & Wilcox Enterprises, Inc	836
39,660		Barnes Group, Inc	1,404
78,609		BE Aerospace, Inc	3,331
37,178	*	Beacon Roofing Supply, Inc	1,531
35,059	*	Blount International, Inc	344
3,967	*,e	Blue Bird Corp	40
10,746	*,e	BMC Stock Holdings, Inc	180
506,233		Boeing Co	73,196
35,415		Briggs & Stratton Corp	613
33,815	*	Builders FirstSource, Inc	375
80,147		BWX Technologies, Inc	2,546
13,167	*	CAI International, Inc	133
48,194		Carlisle Cos, Inc	4,274
443,214	e	Caterpillar, Inc	30,121
22,344	*	Chart Industries, Inc	401
72,371	e	Chicago Bridge & Iron Co NV	2,822
12,832		CIRCOR International, Inc	541
36,993		Clarcor, Inc	1,838
73,519	*	Colfax Corp	1,717
14,727		Columbus McKinnon Corp	278
29,078		Comfort Systems USA, Inc	826
18,507	*	Commercial Vehicle Group, Inc	51
23,295	*	Continental Building Products Inc	407
35,538		Crane Co	1,700
16,079		Cubic Corp	760
134,102		Cummins, Inc	11,802
259

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
35,284		Curtiss-Wright Corp	$2,417
435,212		Danaher Corp	40,422
241,355	e	Deere & Co	18,408
53,820	*	DigitalGlobe, Inc	843
101,234		Donaldson Co, Inc	2,901
16,771		Douglas Dynamics, Inc	353
118,749		Dover Corp	7,280
8,048	*	Ducommun, Inc	131
9,738	*	DXP Enterprises, Inc	222
25,816	*	Dycom Industries, Inc	1,806
345,619		Eaton Corp	17,986
46,269		EMCOR Group, Inc	2,223
494,216		Emerson Electric Co	23,638
15,305		Encore Wire Corp	568
32,847		EnerSys	1,837
12,394		Engility Holdings, Inc	403
19,664	*,e	Enphase Energy, Inc	69
17,204		EnPro Industries, Inc	754
20,012		ESCO Technologies, Inc	723
23,350	*	Esterline Technologies Corp	1,891
217,423	e	Fastenal Co	8,875
46,509		Federal Signal Corp	737
99,301		Flowserve Corp	4,179
108,333		Fluor Corp	5,115
114,489		Fortune Brands Home & Security, Inc	6,354
35,044		Franklin Electric Co, Inc	947
9,868		Freightcar America, Inc	192
14,134	*,e	FuelCell Energy, Inc	70
25,764	*	Furmanite Corp	172
32,486	e	GATX Corp	1,382
52,047	*,e	Generac Holdings, Inc	1,549
37,226		General Cable Corp	500
214,425		General Dynamics Corp	29,453
6,921,068		General Electric Co	215,591
22,869	*	Gibraltar Industries, Inc	582
16,574		Global Brass & Copper Holdings, Inc	353
14,132		Gorman-Rupp Co	378
43,418		Graco, Inc	3,129
7,763		Graham Corp	131
29,395		Granite Construction, Inc	1,261
44,924	*	Great Lakes Dredge & Dock Corp	178
19,838	e	Greenbrier Cos, Inc	647
26,499	e	Griffon Corp	472
23,777		H&E Equipment Services, Inc	416
59,172		Harsco Corp	466
13,954	*,e	HC2 Holdings, Inc	74
126,159	*	HD Supply Holdings, Inc	3,789
14,478		HEICO Corp	787
29,540		HEICO Corp (Class A)	1,453
71,415		Hexcel Corp	3,317
45,722		Hillenbrand, Inc	1,355
578,244		Honeywell International, Inc	59,889
260

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
42,521		Hubbell, Inc	$4,296
35,966		Huntington Ingalls	4,562
4,796		Hurco Cos, Inc	127
7,224		Hyster-Yale Materials Handling, Inc	379
56,742		IDEX Corp	4,347
221,299		Illinois Tool Works, Inc	20,510
195,772		Ingersoll-Rand plc	10,824
13,472		Insteel Industries, Inc	282
60,728		ITT Corp	2,206
93,057	*	Jacobs Engineering Group, Inc	3,904
21,706		John Bean Technologies Corp	1,082
71,908	e	Joy Global, Inc	907
8,084		Kadant, Inc	328
19,992		Kaman Corp	816
106,685		KBR, Inc	1,805
58,766		Kennametal, Inc	1,128
24,548	*,e	KEYW Holding Corp	148
38,579	*	KLX, Inc	1,188
35,813	*,e	Kratos Defense & Security Solutions, Inc	147
60,975		L-3 Communications Holdings, Inc	7,287
4,456	*	Lawson Products, Inc	104
7,262		LB Foster Co (Class A)	99
30,249		Lennox International, Inc	3,778
55,983		Lincoln Electric Holdings, Inc	2,905
8,999	e	Lindsay Manufacturing Co	651
198,722		Lockheed Martin Corp	43,152
12,960		LSI Industries, Inc	158
12,907	*	Lydall, Inc	458
100,071	e	Manitowoc Co, Inc	1,536
257,957		Masco Corp	7,300
22,281	*	Masonite International Corp	1,364
48,078	*	Mastec, Inc	836
42,429	*	Middleby Corp	4,577
9,476	*,e	Milacron Holdings Corp	119
7,280		Miller Industries, Inc	159
28,530	*	Moog, Inc (Class A)	1,729
75,826	*	MRC Global, Inc	978
34,779		MSC Industrial Direct Co (Class A)	1,957
42,636		Mueller Industries, Inc	1,155
118,277		Mueller Water Products, Inc (Class A)	1,017
15,457	*	MYR Group, Inc	319
3,938	e	National Presto Industries, Inc	326
38,145	*,e	Navistar International Corp	337
19,754	*	NCI Building Systems, Inc	245
7,962	*,e	Neff Corp	61
13,876		NN, Inc	221
45,081		Nordson Corp	2,892
6,979	*	Nortek, Inc	304
134,251		Northrop Grumman Corp	25,348
7,062	*	Northwest Pipe Co	79
79,518	*,e	NOW, Inc	1,258
3,532	*,e	NV5 Holdings, Inc	78
261

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
2,354		Omega Flex, Inc	$78
44,267		Orbital ATK, Inc	3,955
19,593	*,e	Orion Marine Group, Inc	82
57,963	e	Oshkosh Truck Corp	2,263
87,128		Owens Corning, Inc	4,098
263,140		Paccar, Inc	12,473
102,593		Parker Hannifin Corp	9,949
9,372	*	Patrick Industries, Inc	408
132,996		Pentair plc	6,587
28,503	*	Perini Corp	477
36,380	*	Pgt, Inc	414
125,956	*,e	Plug Power, Inc	266
15,949	*	Ply Gem Holdings, Inc	200
7,077		Powell Industries, Inc	184
3,314	*,e	Power Solutions International, Inc	60
14,420	*	PowerSecure International, Inc	217
100,216		Precision Castparts Corp	23,251
1,801		Preformed Line Products Co	76
28,783		Primoris Services Corp	634
17,206	*,e	Proto Labs, Inc	1,096
25,291		Quanex Building Products Corp	527
151,070	*	Quanta Services, Inc	3,059
27,582		Raven Industries, Inc	430
225,762		Raytheon Co	28,114
17,664	*	RBC Bearings, Inc	1,141
33,217		Regal-Beloit Corp	1,944
74,035	*	Rexnord Corp	1,341
99,579		Rockwell Automation, Inc	10,218
97,885		Rockwell Collins, Inc	9,035
72,041		Roper Industries, Inc	13,673
26,334	*	Rush Enterprises, Inc (Class A)	576
31,268		Simpson Manufacturing Co, Inc	1,068
40,812		Snap-On, Inc	6,996
43,521	*,e	SolarCity Corp	2,220
7,959	*	Sparton Corp	159
104,846	*	Spirit Aerosystems Holdings, Inc (Class A)	5,250
30,406		SPX Corp	284
30,406	*	SPX FLOW, Inc	849
9,752		Standex International Corp	811
112,645		Stanley Works	12,023
16,194		Sun Hydraulics Corp	514
8,231	*,e	Sunrun, Inc	97
24,710		TAL International Group, Inc	393
38,585	*,e	Taser International, Inc	667
26,449	*	Teledyne Technologies, Inc	2,346
13,262		Tennant Co	746
77,584		Terex Corp	1,434
15,040	e	Textainer Group Holdings Ltd	212
205,292		Textron, Inc	8,624
7,401	*,e	The ExOne Company	74
24,419	*	Thermon Group Holdings	413
57,385		Timken Co	1,641
262

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
33,155	e	Titan International, Inc	$131
11,613	*,e	Titan Machinery, Inc	127
41,052		Toro Co	3,000
39,495	*	TransDigm Group, Inc	9,023
24,081	*	Trex Co, Inc	916
34,233	*	Trimas Corp	638
114,441		Trinity Industries, Inc	2,749
36,497		Triumph Group, Inc	1,451
6,504		Twin Disc, Inc	68
71,789	*	United Rentals, Inc	5,208
651,280		United Technologies Corp	62,569
25,266	*	Univar, Inc	430
14,766		Universal Forest Products, Inc	1,010
67,415	*	USG Corp	1,637
17,479		Valmont Industries, Inc	1,853
7,860	*	Vectrus, Inc	164
6,270	*,e	Veritiv Corp	227
12,845	*	Vicor Corp	117
48,060	e	W.W. Grainger, Inc	9,736
52,045	*	Wabash National Corp	616
40,484	*	WABCO Holdings, Inc	4,140
19,517		Watsco, Inc	2,286
21,144		Watts Water Technologies, Inc (Class A)	1,050
32,974	*,e	WESCO International, Inc	1,440
71,607		Westinghouse Air Brake Technologies Corp	5,093
48,425		Woodward Governor Co	2,405
8,335	*	Xerium Technologies, Inc	99
134,207		Xylem, Inc	4,899
		TOTAL CAPITAL GOODS	1,223,084

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
41,289		ABM Industries, Inc	1,176
37,820		Acacia Research (Acacia Technologies)	162
81,816	*	ACCO Brands Corp	583
14,431		Administaff, Inc	695
126,681	e	ADT Corp	4,178
31,285	*	Advisory Board Co	1,552
16,280		American Ecology Corp	593
26,021	*	ARC Document Solutions, Inc	115
6,166		Barrett Business Services, Inc	268
35,197		Brady Corp (Class A)	809
35,828		Brink’s Co	1,034
29,675	*	Casella Waste Systems, Inc (Class A)	177
35,493	*	CBIZ, Inc	350
10,344		CDI Corp	70
25,057		CEB, Inc	1,538
16,272		Ceco Environmental Corp	125
67,393		Cintas Corp	6,136
43,305	*	Clean Harbors, Inc	1,804
93,566	*	Copart, Inc	3,556
84,474		Covanta Holding Corp	1,309
7,013	*	CRA International, Inc	131
263

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
36,968		Deluxe Corp	$2,016
26,621		Dun & Bradstreet Corp	2,767
20,052		Ennis, Inc	386
85,071		Equifax, Inc	9,474
28,344		Essendant, Inc	921
19,672		Exponent, Inc	983
9,375	*	Franklin Covey Co	157
30,776	*	FTI Consulting, Inc	1,067
15,088		G & K Services, Inc (Class A)	949
9,864	*	GP Strategies Corp	248
51,852		Healthcare Services Group	1,808
14,300		Heidrick & Struggles International, Inc	389
8,893	*	Heritage-Crystal Clean, Inc	94
43,782		Herman Miller, Inc	1,257
25,556	*	Hill International, Inc	99
33,809		HNI Corp	1,219
17,181	*	Huron Consulting Group, Inc	1,021
14,961	*	ICF International, Inc	532
114,792	*	ICO Global Communications Holdings Ltd	58
50,885	*	IHS, Inc (Class A)	6,026
27,969	*	Innerworkings, Inc	210
49,074		Interface, Inc	939
105,770		KAR Auction Services, Inc	3,917
20,372		Kelly Services, Inc (Class A)	329
18,302		Kforce, Inc	463
25,171		Kimball International, Inc (Class B)	246
35,963		Knoll, Inc	676
37,184		Korn/Ferry International	1,234
57,887		Manpower, Inc	4,879
24,984		Matthews International Corp (Class A)	1,335
19,108		McGrath RentCorp	481
13,300	*	Mistras Group, Inc	254
33,943		Mobile Mini, Inc	1,057
21,996		MSA Safety, Inc	956
8,734		Multi-Color Corp	522
36,256	*	Navigant Consulting, Inc	582
270,305		Nielsen NV	12,596
4,943	*	NL Industries, Inc	15
38,425	*	On Assignment, Inc	1,727
148,964		Pitney Bowes, Inc	3,076
19,971		Quad	186
153,250		R.R. Donnelley & Sons Co	2,256
172,064		Republic Services, Inc	7,569
28,792		Resources Connection, Inc	470
100,038		Robert Half International, Inc	4,716
70,333		Rollins, Inc	1,822
39,749	*	RPX Corp	437
12,140	*	SP Plus Corp	290
61,807		Steelcase, Inc (Class A)	921
60,451	*	Stericycle, Inc	7,290
15,368	*	Team, Inc	491
44,478		Tetra Tech, Inc	1,157
264

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
48,746		Towers Watson & Co	$6,262
25,954	*	TransUnion	716
12,065	*	TRC Cos, Inc	112
30,336	*	TriNet Group, Inc	587
30,958	*	TrueBlue, Inc	798
304,547		Tyco International plc	9,712
10,976		Unifirst Corp	1,144
125,086	*	Verisk Analytics, Inc	9,617
15,178		Viad Corp	429
7,372	*	Volt Information Sciences, Inc	60
2,793		VSE Corp	174
26,743	*	WageWorks, Inc	1,213
91,756		Waste Connections, Inc	5,168
338,661		Waste Management, Inc	18,074
38,638		West Corp	833
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	175,830

CONSUMER DURABLES & APPAREL - 1.7%
9,523	e	Arctic Cat, Inc	156
7,681		Bassett Furniture Industries, Inc	193
21,459	*	Beazer Homes USA, Inc	247
16,578	*,e	Black Diamond, Inc	73
68,196		Brunswick Corp	3,445
57,812		CalAtlantic Group, Inc	2,192
58,438		Callaway Golf Co	551
39,090		Carter’s, Inc	3,480
6,619	*	Cavco Industries, Inc	551
11,363	*	Century Communities, Inc	201
6,001	*	Cherokee, Inc	104
204,773		Coach, Inc	6,702
21,226		Columbia Sportswear Co	1,035
56,978	*	CROCS, Inc	583
6,879		CSS Industries, Inc	195
6,895		Culp, Inc	176
26,041	*	Deckers Outdoor Corp	1,229
241,753		DR Horton, Inc	7,743
7,865		Escalade, Inc	104
18,783	e	Ethan Allen Interiors, Inc	523
3,991		Flexsteel Industries, Inc	176
31,215	*,e	Fossil Group, Inc	1,141
87,591	e	Garmin Ltd	3,256
29,399	*	G-III Apparel Group Ltd	1,301
65,952	*,e	GoPro, Inc	1,188
9,827	*,e	Green Brick Partners, Inc	71
297,224		Hanesbrands, Inc	8,747
52,481		Harman International Industries, Inc	4,944
82,316		Hasbro, Inc	5,545
21,160	*	Helen of Troy Ltd	1,994
7,913		Hooker Furniture Corp	200
93,175	*,e	Hovnanian Enterprises, Inc (Class A)	169
34,721	*,e	Iconix Brand Group, Inc	237
14,775	*	Installed Building Products Inc	367
265

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
21,039	*,e	iRobot Corp	$745
13,358	*,e	Jakks Pacific, Inc	106
155,992	*	Jarden Corp	8,910
3,583		Johnson Outdoors, Inc	78
94,263	*	Kate Spade & Co	1,675
60,650	e	KB Home	748
37,580		La-Z-Boy, Inc	918
101,979		Leggett & Platt, Inc	4,285
7,350		Lennar Corp (B Shares)	295
128,503	e	Lennar Corp (Class A)	6,285
10,716	*,e	LGI Homes, Inc	261
16,013		Libbey, Inc	341
7,210		Lifetime Brands, Inc	96
82,394	*,e	Lululemon Athletica, Inc	4,323
16,714	*	M/I Homes, Inc	366
13,092	*	Malibu Boats Inc	214
8,407		Marine Products Corp	51
250,569	e	Mattel, Inc	6,808
6,163	*	MCBC Holdings, Inc	84
29,150	e	MDC Holdings, Inc	744
28,574	*	Meritage Homes Corp	971
146,850	*	Michael Kors Holdings Ltd	5,883
45,442	*	Mohawk Industries, Inc	8,606
12,667		Movado Group, Inc	326
3,180		Nacco Industries, Inc (Class A)	134
22,756	*	Nautilus, Inc	380
6,504	*,e	New Home Co Inc	84
198,550		Newell Rubbermaid, Inc	8,752
999,706		Nike, Inc (Class B)	62,482
2,923	*	NVR, Inc	4,803
10,973		Oxford Industries, Inc	700
32,977	*	Performance Sports Group Ltd	318
8,860	*	Perry Ellis International, Inc	163
57,355		Phillips-Van Heusen Corp	4,224
48,899	e	Polaris Industries, Inc	4,203
32,650		Pool Corp	2,637
270,599		Pulte Homes, Inc	4,822
44,148		Ralph Lauren Corp	4,922
27,136	*,e	Sequential Brands Group, Inc	215
90,672	*	Skechers U.S.A., Inc (Class A)	2,739
12,508	*	Skullcandy, Inc	59
39,523	*	Smith & Wesson Holding Corp	869
41,788	*	Steven Madden Ltd	1,263
13,899	e	Sturm Ruger & Co, Inc	829
5,163		Superior Uniform Group, Inc	88
24,241	*,e	Taylor Morrison Home Corp	388
45,528	*	Tempur-Pedic International, Inc	3,208
129,747	*	Toll Brothers, Inc	4,321
28,661	*	TopBuild Corp	882
118,469	*,e	TRI Pointe Homes, Inc	1,501
41,746	*	Tumi Holdings, Inc	694
36,963	e	Tupperware Corp	2,057
266

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
131,968	*,e	Under Armour, Inc (Class A)	$10,638
10,905	*	Unifi, Inc	307
11,370	*	Universal Electronics, Inc	584
16,444	*,e	Vera Bradley, Inc	259
250,119		VF Corp	15,570
9,200	*,e	Vince Holding Corp	42
47,182	*	Vista Outdoor, Inc	2,100
11,248	*	WCI Communities, Inc	251
5,214		Weyco Group, Inc	140
58,219		Whirlpool Corp	8,551
13,294	*,e	William Lyon Homes, Inc	219
76,448		Wolverine World Wide, Inc	1,277
21,026	*	Zagg, Inc	230
		TOTAL CONSUMER DURABLES & APPAREL	269,843

CONSUMER SERVICES - 2.3%
17,607	*,e	2U, Inc	493
13,862	*	American Public Education, Inc	258
69,950	*	Apollo Group, Inc (Class A)	537
142,754		ARAMARK Holdings Corp	4,604
10,215	*	Ascent Media Corp (Series A)	171
71,477	*	Belmond Ltd.	679
15,788	*	BJ’s Restaurants, Inc	686
90,837		Bloomin’ Brands, Inc	1,534
17,542		Bob Evans Farms, Inc	682
6,185	*,e	Bojangles’, Inc	98
58,143	*	Boyd Gaming Corp	1,155
12,909	*	Bravo Brio Restaurant Group, Inc	116
13,548	*	Bridgepoint Education, Inc	103
27,545	*	Bright Horizons Family Solutions	1,840
45,353		Brinker International, Inc	2,175
14,166	*	Buffalo Wild Wings, Inc	2,262
34,686	*,e	Caesars Acquisition Co	236
38,423	*,e	Caesars Entertainment Corp	303
8,227	*	Cambium Learning Group, Inc	40
8,937		Capella Education Co	413
46,334	*	Career Education Corp	168
311,765		Carnival Corp	16,985
12,748		Carriage Services, Inc	307
27,792	*	Carrols Restaurant Group, Inc	326
36,458		Cheesecake Factory	1,681
54,819	*,e	Chegg, Inc	369
22,845	*	Chipotle Mexican Grill, Inc (Class A)	10,962
26,423		Choice Hotels International, Inc	1,332
10,291		Churchill Downs, Inc	1,456
12,474	*,e	Chuy’s Holdings, Inc	391
31,382		ClubCorp Holdings, Inc	573
5,623		Collectors Universe	87
14,150	e	Cracker Barrel Old Country Store, Inc	1,795
93,005		Darden Restaurants, Inc	5,919
16,794	*	Dave & Buster’s Entertainment, Inc	701
17,725	*	Del Frisco’s Restaurant Group, Inc	284
267

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
61,863	*	Denny’s Corp	$608
48,007	e	DeVry, Inc	1,215
30,972	*,e	Diamond Resorts International, Inc	790
12,442		DineEquity, Inc	1,053
40,835		Domino’s Pizza, Inc	4,543
71,089	e	Dunkin Brands Group, Inc	3,028
10,058	*,e	El Pollo Loco Holdings, Inc	127
20,875	*	Eldorado Resorts, Inc	230
2,243	*,e	Empire Resorts, Inc	40
44,382		Extended Stay America, Inc	706
20,469	*	Fiesta Restaurant Group, Inc	688
2,399		Graham Holdings Co	1,163
34,464	*	Grand Canyon Education, Inc	1,383
204,247		H&R Block, Inc	6,804
8,405	*,e	Habit Restaurants, Inc	194
384,225		Hilton Worldwide Holdings, Inc	8,222
101,128	*	Houghton Mifflin Harcourt Co	2,203
25,504	*,e	Hyatt Hotels Corp	1,199
68,009	e	International Game Technology plc	1,100
20,955		International Speedway Corp (Class A)	707
29,107		Interval Leisure Group, Inc	454
13,700	*	Intrawest Resorts Holdings Inc	107
15,534	*	Isle of Capri Casinos, Inc	216
10,324	*	J Alexander’s Holdings, Inc	113
27,934		Jack in the Box, Inc	2,143
11,200	*,e	Jamba, Inc	151
26,055	*	K12, Inc	229
6,015	*,e	Kona Grill, Inc	95
48,331	*	Krispy Kreme Doughnuts, Inc	728
69,470	*	La Quinta Holdings, Inc	946
270,501		Las Vegas Sands Corp	11,859
3,365	e	Liberty Tax, Inc	80
68,430	*,e	LifeLock, Inc	982
14,891		Marcus Corp	283
155,789	e	Marriott International, Inc (Class A)	10,444
19,332		Marriott Vacations Worldwide Corp	1,101
701,841		McDonald’s Corp	82,915
329,404	*	MGM Resorts International	7,484
7,140	*	Monarch Casino & Resort, Inc	162
23,956	*	Morgans Hotel Group Co	81
8,091	*,e	Noodles & Co	78
97,296	*	Norwegian Cruise Line Holdings Ltd	5,702
18,711	*	Panera Bread Co (Class A)	3,645
21,662		Papa John’s International, Inc	1,210
6,692	*,e	Papa Murphy’s Holdings, Inc	75
60,160	*	Penn National Gaming, Inc	964
43,980	*	Pinnacle Entertainment, Inc	1,369
10,931	*,e	Planet Fitness, Inc	171
17,192	*	Popeyes Louisiana Kitchen, Inc	1,006
16,455	*,e	Potbelly Corp	193
10,662	*	Red Robin Gourmet Burgers, Inc	658
30,479	*	Regis Corp	431
268

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
127,003		Royal Caribbean Cruises Ltd	$12,854
46,223	*	Ruby Tuesday, Inc	255
26,831		Ruth’s Chris Steak House, Inc	427
37,197	*,e	Scientific Games Corp (Class A)	334
51,334	e	SeaWorld Entertainment, Inc	1,011
149,654		Service Corp International	3,894
75,591	*	ServiceMaster Global Holdings, Inc	2,966
4,371	*,e	Shake Shack, Inc	173
53,284		Six Flags Entertainment Corp	2,927
38,968		Sonic Corp	1,259
46,276		Sotheby’s (Class A)	1,192
9,984		Speedway Motorsports, Inc	207
1,109,740		Starbucks Corp	66,618
127,142		Starwood Hotels & Resorts Worldwide, Inc	8,808
862	*	Steak N Shake Co	281
7,659	*	Strayer Education, Inc	460
50,852		Texas Roadhouse, Inc (Class A)	1,819
15,190		Universal Technical Institute, Inc	71
27,082		Vail Resorts, Inc	3,466
20,932	*,e	Weight Watchers International, Inc	477
159,675		Wendy’s	1,720
4,418	*,e	Wingstop, Inc	101
86,121		Wyndham Worldwide Corp	6,257
60,223	e	Wynn Resorts Ltd	4,167
313,735		Yum! Brands, Inc	22,918
14,098	*,e	Zoe’s Kitchen, Inc	394
		TOTAL CONSUMER SERVICES	378,855

DIVERSIFIED FINANCIALS - 3.8%
40,483	*	Affiliated Managers Group, Inc	6,468
355,309	*	Ally Financial, Inc	6,623
637,350		American Express Co	44,328
134,150		Ameriprise Financial, Inc	14,276
16,506	e	Arlington Asset Investment Corp (Class A)	218
26,422		Artisan Partners Asset Management, Inc	953
608	*	Ashford, Inc	32
4,901	*	Associated Capital Group, Inc	150
829,364		Bank of New York Mellon Corp	34,186
131,560		BGC Partners, Inc (Class A)	1,291
92,793		BlackRock, Inc	31,598
16,951		Calamos Asset Management, Inc (Class A)	164
398,647		Capital One Financial Corp	28,774
20,380		Cash America International, Inc	610
60,962		CBOE Holdings, Inc	3,956
846,448		Charles Schwab Corp	27,874
237,188		CME Group, Inc	21,489
14,207		Cohen & Steers, Inc	433
82,972	*,e	Cowen Group, Inc	318
6,269	*,e	Credit Acceptance Corp	1,342
2,179		Diamond Hill Investment Group, Inc	412
320,606		Discover Financial Services	17,191
269

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
214,458	*	E*TRADE Financial Corp	$6,357
88,158		Eaton Vance Corp	2,859
19,334	*,e	Encore Capital Group, Inc	562
18,647	*	Enova International, Inc	123
25,641		Evercore Partners, Inc (Class A)	1,386
38,445	*	Ezcorp, Inc (Class A)	192
29,637		Factset Research Systems, Inc	4,818
69,691		Federated Investors, Inc (Class B)	1,997
5,405	e	Fifth Street Asset Management, Inc	18
39,058	e	Financial Engines, Inc	1,315
21,634	*	First Cash Financial Services, Inc	810
59,776	*	FNFV Group	671
286,726		Franklin Resources, Inc	10,557
23,847		Gain Capital Holdings, Inc	193
4,901		GAMCO Investors, Inc (Class A)	152
315,875		Goldman Sachs Group, Inc	56,930
34,042	*	Green Dot Corp	559
22,433		Greenhill & Co, Inc	642
27,971		HFF, Inc (Class A)	869
8,431		Houlihan Lokey, Inc	221
42,390		Interactive Brokers Group, Inc (Class A)	1,848
82,332		IntercontinentalExchange Group, Inc	21,098
11,369	*	INTL FCStone, Inc	380
318,549		Invesco Ltd	10,665
25,877		Investment Technology Group, Inc	440
28,000	e	iShares Russell 2000 Index Fund	3,150
109,114		Janus Capital Group, Inc	1,537
32,261	*	KCG Holdings, Inc	397
73,441	*,e	Ladenburg Thalmann Financial Services, Inc	203
92,967		Lazard Ltd (Class A)	4,184
72,511		Legg Mason, Inc	2,845
50,188	*,e	LendingClub Corp	555
242,948		Leucadia National Corp	4,225
61,562	e	LPL Financial Holdings, Inc	2,626
27,836		MarketAxess Holdings, Inc	3,106
6,533		Marlin Business Services Corp	105
202,506		McGraw-Hill Financial, Inc	19,963
5,352	e	Medley Management, Inc	30
12,795		Moelis & Co	373
131,247		Moody’s Corp	13,169
1,132,965		Morgan Stanley	36,040
14,154		Morningstar, Inc	1,138
83,164		MSCI, Inc (Class A)	5,999
79,974		NASDAQ OMX Group, Inc	4,652
287,660		Navient Corp	3,294
17,407		Nelnet, Inc (Class A)	584
18,457	*	NewStar Financial, Inc	166
172,816		Northern Trust Corp	12,458
143,463		NorthStar Asset Management Group, Inc	1,742
19,473		OM Asset Management plc	299
8,132	*,e	On Deck Capital, Inc	84
38,494	*	OneMain Holdings, Inc	1,599
270

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
7,363		Oppenheimer Holdings, Inc	$128
17,372	*	Pico Holdings, Inc	179
12,046	*	Piper Jaffray Cos	487
35,958	*,e	PRA Group, Inc	1,247
9,591		Pzena Investment Management, Inc (Class A)	83
94,509		Raymond James Financial, Inc	5,479
8,577	*	Regional Management Corp	133
9,098		Resource America, Inc (Class A)	56
16,951	*	Safeguard Scientifics, Inc	246
66,420	*	Santander Consumer USA Holdings, Inc	1,053
103,149		SEI Investments Co	5,405
317,527	*	SLM Corp	2,070
12,000	e	SPDR S&P MidCap 400 ETF Trust	3,049
151,000		SPDR Trust Series 1	30,787
304,529		State Street Corp	20,209
49,761	*	Stifel Financial Corp	2,108
610,499	*	Synchrony Financial	18,565
193,908		T Rowe Price Group, Inc	13,863
196,566		TD Ameritrade Holding Corp	6,823
22,143	e	Tiptree Financial, Inc	136
13,262		Virtu Financial, Inc	300
5,194	e	Virtus Investment Partners, Inc	610
161,375		Voya Financial, Inc	5,956
62,904		Waddell & Reed Financial, Inc (Class A)	1,803
5,409		Westwood Holdings Group, Inc	282
84,317	e	WisdomTree Investments, Inc	1,322
5,697	*,e	World Acceptance Corp	211
		TOTAL DIVERSIFIED FINANCIALS	615,461

ENERGY - 5.9%
70,225	*,e	Abraxas Petroleum Corp	74
1,730		Adams Resources & Energy, Inc	66
23,232	e	Alon USA Energy, Inc	345
375,701		Anadarko Petroleum Corp	18,252
51,630	*,e	Antero Resources Corp	1,126
278,995		Apache Corp	12,407
51,391		Archrock, Inc	386
14,064		Ardmore Shipping Corp	179
47,265	e	Atwood Oceanics, Inc	484
321,443		Baker Hughes, Inc	14,835
30,478	*,e	Basic Energy Services, Inc	82
36,170	*,e	Bill Barrett Corp	142
36,356	*,e	Bonanza Creek Energy, Inc	192
26,221		Bristow Group, Inc	679
41,604	*,e	C&J Energy Services Ltd	198
306,169		Cabot Oil & Gas Corp	5,416
235,429		California Resources Corp	549
48,954	*	Callon Petroleum Co	408
141,683	*	Cameron International Corp	8,954
15,028	e	CARBO Ceramics, Inc	259
37,895	*	Carrizo Oil & Gas, Inc	1,121
174,970	*	Cheniere Energy, Inc	6,518
271

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
433,124	e	Chesapeake Energy Corp	$1,949
1,385,121		Chevron Corp	124,606
69,929		Cimarex Energy Co	6,250
4,602	*,e	Clayton Williams Energy, Inc	136
54,226	*,e	Clean Energy Fuels Corp	195
46,507	*,e	Cloud Peak Energy, Inc	97
270,770	*	Cobalt International Energy, Inc	1,462
287,658		Columbia Pipeline Group, Inc	5,753
95,159	*	Concho Resources, Inc	8,836
912,242		ConocoPhillips	42,593
169,243	e	Consol Energy, Inc	1,337
12,994	*	Contango Oil & Gas Co	83
63,433	*	Continental Resources, Inc	1,458
11,149	e	CVR Energy, Inc	439
42,034		Delek US Holdings, Inc	1,034
266,127	e	Denbury Resources, Inc	538
304,096		Devon Energy Corp	9,731
66,927		DHT Holdings, Inc	541
47,743	e	Diamond Offshore Drilling, Inc	1,007
46,462	*	Diamondback Energy, Inc	3,108
17,982	*,e	Dorian LPG Ltd	212
28,933	*	Dril-Quip, Inc	1,714
36,656	*,e	Eclipse Resources Corp	67
54,290		Energen Corp	2,225
31,459	*,e	Energy Fuels, Inc	93
172,866		Ensco plc	2,660
406,049		EOG Resources, Inc	28,744
25,000	*,e	EP Energy Corp	110
112,945		EQT Corp	5,888
14,364	*	Era Group, Inc	160
9,927	*,e	Erin Energy Corp	32
17,517		Evolution Petroleum Corp	84
25,695	*	Exterran Corp	412
3,072,330	d	Exxon Mobil Corp	239,488
46,513	*,e	Fairmount Santrol Holdings, Inc	109
171,060	*	FMC Technologies, Inc	4,962
43,546	*	Forum Energy Technologies, Inc	543
26,300	e	Frank’s International NV	439
80,982	e	Frontline Ltd	242
32,033	e	GasLog Ltd	266
58,105	*,e	Gastar Exploration, Inc	76
16,135	*	Gener8 Maritime, Inc	152
9,836	*,e	Geospace Technologies Corp	138
66,097	e	Golar LNG Ltd	1,044
26,945		Green Plains Renewable Energy, Inc	617
20,444	*,e	Gulfmark Offshore, Inc	95
71,494	*	Gulfport Energy Corp	1,757
54,018	*,e	Halcon Resources Corp	68
7,892	e	Hallador Petroleum Co	36
623,971		Halliburton Co	21,240
77,857	*	Helix Energy Solutions Group, Inc	410
71,374	e	Helmerich & Payne, Inc	3,822
272

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
186,517		Hess Corp	$9,042
144,439		HollyFrontier Corp	5,762
23,429	*,e	Hornbeck Offshore Services, Inc	233
12,002	*,e	Independence Contract Drilling, Inc	61
100,154	*,e	ION Geophysical Corp	50
823	*,e	Isramco, Inc	74
19,153	*,e	Jones Energy, Inc (Class A)	74
1,320,884		Kinder Morgan, Inc	19,708
115,749	*	Kosmos Energy LLC	602
90,832	*,e	Laredo Petroleum Holdings, Inc	726
499,473		Marathon Oil Corp	6,288
399,405		Marathon Petroleum Corp	20,705
55,403	*,e	Matador Resources Co	1,095
19,934	*	Matrix Service Co	409
180,710	*,e	McDermott International, Inc	605
61,264	*	Memorial Resource Development Corp	989
131,616		Murphy Oil Corp	2,955
243,840		Nabors Industries Ltd	2,075
281,302	e	National Oilwell Varco, Inc	9,421
9,713	*	Natural Gas Services Group, Inc	217
61,477		Navios Maritime Acq Corp	185
120,207	*	Newfield Exploration Co	3,914
63,344	*	Newpark Resources, Inc	334
176,953	e	Noble Corp plc	1,867
317,190		Noble Energy, Inc	10,445
13,964	e	Nordic American Offshore Ltd	74
68,002	e	Nordic American Tanker Shipping	1,057
5,440	*	North Atlantic Drilling Ltd	13
48,403	*,e	Northern Oil And Gas, Inc	187
102,607	*,e	Oasis Petroleum, Inc	756
568,080		Occidental Petroleum Corp	38,408
73,330		Oceaneering International, Inc	2,751
38,178	*	Oil States International, Inc	1,040
155,126		Oneok, Inc	3,825
15,683	*,e	Pacific Ethanol, Inc	75
10,734		Panhandle Oil and Gas, Inc (Class A)	173
12,018	*	Par Petroleum Corp	283
96,030	*	Parker Drilling Co	175
61,450	*	Parsley Energy, Inc	1,134
109,613		Patterson-UTI Energy, Inc	1,653
63,909		PBF Energy, Inc	2,353
29,537	*,e	PDC Energy, Inc	1,577
9,723	*	PHI, Inc	160
397,974		Phillips 66	32,554
42,944	*	Pioneer Energy Services Corp	93
110,406		Pioneer Natural Resources Co	13,843
130,757		Questar Market Resources, Inc	1,752
124,748	e	Range Resources Corp	3,070
32,964	*	Renewable Energy Group, Inc	306
5,384	*,e	Rex Stores Corp	291
53,668	*	Rice Energy, Inc	585
9,601	*,e	RigNet, Inc	199
273

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
14,462	*	Ring Energy, Inc	$102
93,726		Rowan Cos plc	1,589
42,512	e	RPC, Inc	508
40,173	*	RSP Permian, Inc	980
39,750	*,e	Sanchez Energy Corp	171
932,477		Schlumberger Ltd	65,040
129,737		Scorpio Tankers, Inc	1,041
13,606	*,e	SEACOR Holdings, Inc	715
273,827	*,e	Seadrill Ltd	928
32,387		SemGroup Corp	935
45,041	e	Ship Finance International Ltd	746
49,819	e	SM Energy Co	979
284,727	*,e	Southwestern Energy Co	2,024
499,265		Spectra Energy Corp	11,952
42,383	*,e	Stone Energy Corp	182
111,107		Superior Energy Services	1,497
76,439	*,e	Synergy Resources Corp	651
41,398	e	Targa Resources Investments, Inc	1,120
34,489	e	Teekay Corp	340
62,294		Teekay Tankers Ltd (Class A)	429
26,063		Tesco Corp	189
93,353		Tesoro Corp	9,837
61,337	*	Tetra Technologies, Inc	461
34,989	e	Tidewater, Inc	244
17,866	*	TransAtlantic Petroleum Ltd	25
113,588	*,e	Ultra Petroleum Corp	284
36,980	*	Unit Corp	451
65,643	*,e	Uranium Energy Corp	70
40,307	e	US Silica Holdings Inc	755
354,793		Valero Energy Corp	25,087
26,733	*,e	W&T Offshore, Inc	62
573,568	*	Weatherford International Ltd	4,812
52,354		Western Refining, Inc	1,865
150,984	*	Whiting Petroleum Corp	1,425
553,984		Williams Cos, Inc	14,237
54,384		World Fuel Services Corp	2,092
151,612	*	WPX Energy, Inc	870
		TOTAL ENERGY	962,648

FOOD & STAPLES RETAILING - 2.1%
21,366		Andersons, Inc	676
28,759		Casey’s General Stores, Inc	3,464
14,374	*,e	Chefs’ Warehouse Holdings, Inc	240
323,514		Costco Wholesale Corp	52,247
828,719		CVS Health Corp	81,024
31,233	*,e	Fresh Market, Inc	731
9,316		Ingles Markets, Inc (Class A)	411
713,663		Kroger Co	29,853
6,410	*,e	Natural Grocers by Vitamin C	131
18,186	*	Performance Food Group Co	421
14,319		Pricesmart, Inc	1,188
731,408	*	Rite Aid Corp	5,734
274

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
17,661	*	Smart & Final Stores, Inc	$322
28,394		Spartan Stores, Inc	614
112,416	*	Sprouts Farmers Market, Inc	2,989
191,905	*	Supervalu, Inc	1,301
438,691		Sysco Corp	17,986
36,929	*	United Natural Foods, Inc	1,454
4,843		Village Super Market (Class A)	128
632,211		Walgreens Boots Alliance, Inc	53,836
1,162,129		Wal-Mart Stores, Inc	71,239
8,834		Weis Markets, Inc	391
264,881		Whole Foods Market, Inc	8,873
		TOTAL FOOD & STAPLES RETAILING	335,253

FOOD, BEVERAGE & TOBACCO - 4.9%
2,319	e	Alico, Inc	90
1,448,932		Altria Group, Inc	84,342
9,627	*,e	Amplify Snack Brands, Inc	111
5,199	*,e	Arcadia Biosciences, Inc	16
458,865		Archer Daniels Midland Co	16,831
42,015		B&G Foods, Inc (Class A)	1,471
32,179	*,e	Blue Buffalo Pet Products, Inc	602
6,759	*,e	Boston Beer Co, Inc (Class A)	1,365
44,670	*	Boulder Brands, Inc	490
20,237	e	Brown-Forman Corp	2,228
93,647		Brown-Forman Corp (Class B)	9,297
106,137		Bunge Ltd	7,247
10,841	e	Calavo Growers, Inc	531
23,658	e	Cal-Maine Foods, Inc	1,096
128,947	e	Campbell Soup Co	6,776
44,724	*,e	Castle Brands, Inc	55
3,512		Coca-Cola Bottling Co Consolidated	641
2,875,732		Coca-Cola Co	123,542
172,269		Coca-Cola Enterprises, Inc	8,483
315,962		ConAgra Foods, Inc	13,321
120,911		Constellation Brands, Inc (Class A)	17,223
7,653	*	Craft Brewers Alliance, Inc	64
122,720	*	Darling International, Inc	1,291
70,011	e	Dean Foods Co	1,201
19,435	*	Diamond Foods, Inc	749
137,423		Dr Pepper Snapple Group, Inc	12,808
5,320	*	Farmer Bros Co	172
128,238		Flowers Foods, Inc	2,756
24,793		Fresh Del Monte Produce, Inc	964
15,781	*,e	Freshpet, Inc	134
440,990		General Mills, Inc	25,427
76,104	*	Hain Celestial Group, Inc	3,074
108,117		Hershey Co	9,652
99,035		Hormel Foods Corp	7,832
52,645		Ingredion, Inc	5,045
14,455	*,e	Inventure Foods, Inc	103
11,326		J&J Snack Foods Corp	1,321
88,147		J.M. Smucker Co	10,872
275

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
5,780		John B. Sanfilippo & Son, Inc	$312
184,673		Kellogg Co	13,346
95,542	e	Keurig Green Mountain, Inc	8,597
436,360		Kraft Heinz Co	31,750
14,003		Lancaster Colony Corp	1,617
36,205		Lance, Inc	1,242
19,323	*	Landec Corp	229
3,603	*	Lifeway Foods, Inc	40
8,386	e	Limoneira Co	125
94,535	e	McCormick & Co, Inc	8,088
149,746		Mead Johnson Nutrition Co	11,822
8,017		Mgp Ingredients, Inc	208
101,905		Molson Coors Brewing Co (Class B)	9,571
1,196,053		Mondelez International, Inc	53,631
109,914	*	Monster Beverage Corp	16,373
8,815	*	National Beverage Corp	401
15,084	*	Omega Protein Corp	335
1,082,167		PepsiCo, Inc	108,130
1,138,277		Philip Morris International, Inc	100,066
48,235	e	Pilgrim’s Pride Corp	1,065
85,273		Pinnacle Foods, Inc	3,621
40,255	*	Post Holdings, Inc	2,484
601,072		Reynolds American, Inc	27,739
16,213	e	Sanderson Farms, Inc	1,257
192	*	Seaboard Corp	556
6,106	*	Seneca Foods Corp	177
14,223	*,e	Synutra International, Inc	67
13,988	e	Tootsie Roll Industries, Inc	442
31,544	*	TreeHouse Foods, Inc	2,475
217,034		Tyson Foods, Inc (Class A)	11,574
16,609	e	Universal Corp	931
59,391	e	Vector Group Ltd	1,401
129,894	*	WhiteWave Foods Co (Class A)	5,054
		TOTAL FOOD, BEVERAGE & TOBACCO	803,949

HEALTH CARE EQUIPMENT & SERVICES - 5.1%
5,996	*,e	AAC Holdings, Inc	114
16,624		Abaxis, Inc	926
1,101,154		Abbott Laboratories	49,453
30,796	*	Abiomed, Inc	2,780
38,100	*	Acadia Healthcare Co, Inc	2,380
58,290	*,e	Accuray, Inc	393
20,426		Aceto Corp	551
4,240	*	Addus HomeCare Corp	99
4,312	*,e	Adeptus Health, Inc	235
258,232		Aetna Inc	27,920
29,433	*,e	Air Methods Corp	1,234
60,253	*	Align Technology, Inc	3,968
4,207	*	Alliance HealthCare Services, Inc	39
133,589	*	Allscripts Healthcare Solutions, Inc	2,055
5,488	*	Almost Family, Inc	210
21,596	*	Amedisys, Inc	849
276

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
151,413		AmerisourceBergen Corp	$15,703
34,893	*	AMN Healthcare Services, Inc	1,083
35,759	*	Amsurg Corp	2,718
9,253		Analogic Corp	764
18,523	*	Angiodynamics, Inc	225
10,943	*	Anika Therapeutics, Inc	418
112,289	*,e	Antares Pharma, Inc	136
191,907		Anthem, Inc	26,760
28,653	*,e	athenahealth, Inc	4,612
21,089	*	AtriCure, Inc	473
1,165		Atrion Corp	444
54,958		Bard (C.R.), Inc	10,411
401,924		Baxter International, Inc	15,333
152,792		Becton Dickinson & Co	23,544
51,896	*,e	BioScrip, Inc	91
19,708	*	BioTelemetry, Inc	230
992,117	*	Boston Scientific Corp	18,295
135,933	*	Brookdale Senior Living, Inc	2,509
25,974		Cantel Medical Corp	1,614
21,051	*	Capital Senior Living Corp	439
244,734		Cardinal Health, Inc	21,847
23,626	*,e	Cardiovascular Systems, Inc	357
24,169	*,e	Castlight Health, Inc	103
87,960	*	Centene Corp	5,789
222,136	*	Cerner Corp	13,366
71,510	*,e	Cerus Corp	452
12,646		Chemed Corp	1,894
188,472		Cigna Corp	27,579
9,010	*	Civitas Solutions, Inc	259
87,364	*	Community Health Systems, Inc	2,318
8,700	e	Computer Programs & Systems, Inc	433
7,574	*,e	ConforMIS, Inc	131
20,631		Conmed Corp	909
5,120	*,e	Connecture, Inc	18
33,944		Cooper Cos, Inc	4,555
16,039	*,e	Corindus Vascular Robotics, Inc	51
7,512	*	Corvel Corp	330
22,090	*	Cross Country Healthcare, Inc	362
19,963		CryoLife, Inc	215
10,389	*	Cutera, Inc	133
16,811	*	Cynosure, Inc (Class A)	751
130,506	*	DaVita, Inc	9,098
103,471		Dentsply International, Inc	6,296
58,641	*	DexCom, Inc	4,803
26,827	*,e	Diplomat Pharmacy, Inc	918
159,214	*	Edwards Lifesciences Corp	12,575
5,034	*,e	EndoChoice Holdings, Inc	42
47,927	*,e	Endologix, Inc	474
37,412		Ensign Group, Inc	847
3,873	*,e	Entellus Medical, Inc	65
137,365	*	Envision Healthcare Holdings, Inc	3,567
8,762	*,e	Evolent Health, Inc	106
277

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
7,074	*	Exactech, Inc	$128
30,586	*	ExamWorks Group, Inc	814
499,204	*	Express Scripts Holding Co	43,635
29,310	*	Five Star Quality Care, Inc	93
27,739	*	Genesis Health Care, Inc	96
30,765	*,e	GenMark Diagnostics, Inc	239
4,290	*,e	Glaukos Corp	106
49,755	*	Globus Medical, Inc	1,384
18,875	*	Greatbatch, Inc	991
38,562	*	Haemonetics Corp	1,243
35,247	*	Halyard Health, Inc	1,178
25,502	*	Hanger Orthopedic Group, Inc	419
237,244	*	HCA Holdings, Inc	16,045
57,109	*	Health Net, Inc	3,910
26,662	*	HealthEquity, Inc	668
67,513		Healthsouth Corp	2,350
18,780	*	HealthStream, Inc	413
23,599	*	Healthways, Inc	304
12,504	*,e	HeartWare International, Inc	630
59,318	*	Henry Schein, Inc	9,384
42,104		Hill-Rom Holdings, Inc	2,024
65,676	*	HMS Holdings Corp	810
181,625	*	Hologic, Inc	7,027
110,794		Humana, Inc	19,778
10,376	*	ICU Medical, Inc	1,170
69,037	*	Idexx Laboratories, Inc	5,034
6,460	*	Imprivata, Inc	73
98,565	*	IMS Health Holdings, Inc	2,510
11,764	*	Inogen Inc	472
18,510	*,e	Inovalon Holdings, Inc	315
41,898	*	Insulet Corp	1,584
18,839	*	Integra LifeSciences Holdings Corp	1,277
27,216	*	Intuitive Surgical, Inc	14,864
23,110		Invacare Corp	402
62,811	*	Inverness Medical Innovations, Inc	2,455
19,324	*,e	InVivo Therapeutics Holdings Corp	139
4,264	*,e	Invuity, Inc	38
2,271	*	iRadimed Corp	64
12,742	*	K2M Group Holdings, Inc	252
61,383		Kindred Healthcare, Inc	731
72,759	*	Laboratory Corp of America Holdings	8,996
7,415	e	Landauer, Inc	244
12,000	*,e	Lantheus Holdings, Inc	41
17,363	*	LDR Holding Corp	436
9,523		LeMaitre Vascular, Inc	164
9,839	*	LHC Group, Inc	446
32,789	*	LifePoint Hospitals, Inc	2,407
31,727	*	LivaNova plc	1,884
20,368	*	Magellan Health Services, Inc	1,256
32,545	*	Masimo Corp	1,351
168,452		McKesson Corp	33,224
44,883	*	MedAssets, Inc	1,389
278

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
40,806	*	Medidata Solutions, Inc	$2,011
1,044,195		Medtronic plc	80,319
31,965		Meridian Bioscience, Inc	656
32,366	*	Merit Medical Systems, Inc	602
26,015	*	Molina Healthcare, Inc	1,564
7,753		National Healthcare Corp	478
5,598		National Research Corp	90
24,197	*	Natus Medical, Inc	1,163
27,729	*	Neogen Corp	1,567
11,308	*,e	Nevro Corp	763
23,606	*,e	Nobilis Health Corp	67
9,688	*,e	Novocure Ltd	217
35,423	*	NuVasive, Inc	1,917
45,234	*	NxStage Medical, Inc	991
27,483	*	Omnicell, Inc	854
36,642	*	OraSure Technologies, Inc	236
14,876	*	Orthofix International NV	583
48,050		Owens & Minor, Inc	1,729
14,688	*,e	Oxford Immunotec Global plc	169
64,882		Patterson Cos, Inc	2,933
69,267	*	Pediatrix Medical Group, Inc	4,964
22,536	*	PharMerica Corp	789
27,598	*	Premier, Inc	973
7,642	*,e	Press Ganey Holdings, Inc	241
10,213	*	Providence Service Corp	479
37,773		Quality Systems, Inc	609
106,327		Quest Diagnostics, Inc	7,564
21,781	*	Quidel Corp	462
25,914	*	RadNet, Inc	160
104,174	e	Resmed, Inc	5,593
37,335	*,e	Rockwell Medical Technologies, Inc	382
38,631	*	RTI Biologics, Inc	153
6,279	*	SeaSpine Holdings Corp	108
8,571	*,e	Second Sight Medical Products, Inc	50
77,335		Select Medical Holdings Corp	921
41,409	*	Sirona Dental Systems, Inc	4,537
30,482	*,e	Spectranetics Corp	459
208,009		St. Jude Medical, Inc	12,849
26,141	*,e	Staar Surgical Co	187
61,285	e	STERIS plc	4,617
249,845		Stryker Corp	23,221
11,357	*	Surgery Partners, Inc	233
16,030	*	Surgical Care Affiliates, Inc	638
11,439	*	SurModics, Inc	232
13,125	*,e	Tandem Diabetes Care, Inc	155
53,159	*	Team Health Holdings, Inc	2,333
6,676	*,e	Teladoc, Inc	120
30,961	e	Teleflex, Inc	4,070
73,295	*	Tenet Healthcare Corp	2,221
20,401	*,e	TransEnterix, Inc	51
18,039	*	Triple-S Management Corp (Class B)	431
14,056	*,e	Trupanion, Inc	137
279

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
90,289	*,e	Unilife Corp	$45
697,057		UnitedHealth Group, Inc	82,002
37,008		Universal American Corp	259
67,876		Universal Health Services, Inc (Class B)	8,110
9,158		US Physical Therapy, Inc	492
2,349		Utah Medical Products, Inc	137
73,882	*	Varian Medical Systems, Inc	5,970
12,709	*	Vascular Solutions, Inc	437
61,078	*	VCA Antech, Inc	3,359
52,333	*,e	Veeva Systems, Inc	1,510
10,409	*,e	Veracyte, Inc	75
15,934	*	Vocera Communications, Inc	194
32,655	*	WellCare Health Plans, Inc	2,554
52,696		West Pharmaceutical Services, Inc	3,173
66,153	*,e	Wright Medical Group NV	1,600
23,878	*,e	Zeltiq Aesthetics, Inc	681
125,690		Zimmer Holdings, Inc	12,895
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	838,879

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
323,551	e	Avon Products, Inc	1,310
31,484	*	Central Garden and Pet Co (Class A)	428
92,822		Church & Dwight Co, Inc	7,879
93,795		Clorox Co	11,896
669,213		Colgate-Palmolive Co	44,583
61,432	e	Coty, Inc	1,574
46,250		Edgewell Personal Care Co	3,625
18,991	*,e	Elizabeth Arden, Inc	188
46,250		Energizer Holdings, Inc	1,575
155,113		Estee Lauder Cos (Class A)	13,659
54,206	*,e	Herbalife Ltd	2,907
56,570	*	HRG Group, Inc	767
12,258		Inter Parfums, Inc	292
265,004		Kimberly-Clark Corp	33,735
8,647	*	Medifast, Inc	263
5,685	e	Natural Health Trends Corp	191
5,868		Nature’s Sunshine Products, Inc	59
43,341	e	Nu Skin Enterprises, Inc (Class A)	1,642
6,693	*	Nutraceutical International Corp	173
3,981		Oil-Dri Corp of America	147
6,476		Orchids Paper Products Co	200
1,990,504		Procter & Gamble Co	158,066
8,319	*	Revlon, Inc (Class A)	232
18,325		Spectrum Brands, Inc	1,865
4,308	*,e	USANA Health Sciences, Inc	550
10,793		WD-40 Co	1,065
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	288,871

INSURANCE - 4.1%
238,867		ACE Ltd	27,912
320,815		Aflac, Inc	19,217
11,198	*	Alleghany Corp	5,352
280

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
70,615		Allied World Assurance Co Holdings Ltd	$2,626
271,765		Allstate Corp	16,874
32,256	*	AMBAC Financial Group, Inc	454
56,412		American Equity Investment Life Holding Co	1,356
51,139		American Financial Group, Inc	3,686
911,200		American International Group, Inc	56,467
5,469		American National Insurance Co	559
13,468		Amerisafe, Inc	686
27,435		Amtrust Financial Services, Inc	1,689
208,448		Aon plc	19,221
92,386	*	Arch Capital Group Ltd	6,444
20,996		Argo Group International Holdings Ltd	1,256
124,079		Arthur J. Gallagher & Co	5,080
45,798		Aspen Insurance Holdings Ltd	2,212
50,146		Assurant, Inc	4,039
111,748		Assured Guaranty Ltd	2,954
8,461	*	Atlas Financial Holdings, Inc	168
74,802		Axis Capital Holdings Ltd	4,205
6,904		Baldwin & Lyons, Inc (Class B)	166
1,368,681	*	Berkshire Hathaway, Inc (Class B)	180,720
86,667		Brown & Brown, Inc	2,782
168,473		Chubb Corp	22,346
121,446		Cincinnati Financial Corp	7,186
32,879	*,e	Citizens, Inc (Class A)	244
19,762		CNA Financial Corp	695
145,352		Conseco, Inc	2,775
19,001		Crawford & Co (Class B)	101
7,812		Donegal Group, Inc (Class A)	110
6,754		EMC Insurance Group, Inc	171
24,104		Employers Holdings, Inc	658
46,342		Endurance Specialty Holdings Ltd	2,965
6,955	*	Enstar Group Ltd	1,044
18,735		Erie Indemnity Co (Class A)	1,792
32,825		Everest Re Group Ltd	6,010
8,273		FBL Financial Group, Inc (Class A)	526
10,321		Federated National Holding Co	305
8,299		Fidelity & Guaranty Life	211
80,939		First American Financial Corp	2,906
207,557		FNF Group	7,196
368,772	*	Genworth Financial, Inc (Class A)	1,376
20,683	*	Greenlight Capital Re Ltd (Class A)	387
7,438	*	Hallmark Financial Services	87
32,615		Hanover Insurance Group, Inc	2,653
310,194		Hartford Financial Services Group, Inc	13,481
6,789	e	HCI Group, Inc	237
18,411	*	Heritage Insurance Holdings, Inc	402
29,606		Horace Mann Educators Corp	982
5,951		Independence Holding Co	82
8,975		Infinity Property & Casualty Corp	738
6,910		James River Group Holdings Ltd	232
32,110		Kemper Corp	1,196
187,295		Lincoln National Corp	9,413
281

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
230,094		Loews Corp	$8,836
34,934		Maiden Holdings Ltd	521
10,352	*	Markel Corp	9,144
394,471		Marsh & McLennan Cos, Inc	21,873
110,912	*	MBIA, Inc	719
20,342		Mercury General Corp	947
685,931		Metlife, Inc	33,069
27,288		National General Holdings Corp	597
6,453		National Interstate Corp	172
1,551		National Western Life Group, Inc	391
8,338	*	Navigators Group, Inc	715
193,444		Old Republic International Corp	3,604
17,609		OneBeacon Insurance Group Ltd (Class A)	219
35,306		PartnerRe Ltd	4,934
6,329	*,e	Patriot National, Inc	42
40,061		Primerica, Inc	1,892
217,660		Principal Financial Group	9,790
41,338		ProAssurance Corp	2,006
434,063		Progressive Corp	13,803
329,057		Prudential Financial, Inc	26,789
48,945		Reinsurance Group of America, Inc (Class A)	4,187
34,077		RenaissanceRe Holdings Ltd	3,857
32,282		RLI Corp	1,993
11,093		Safety Insurance Group, Inc	625
42,211		Selective Insurance Group, Inc	1,417
31,206		Stancorp Financial Group, Inc	3,554
11,039		State Auto Financial Corp	227
21,827		State National Cos, Inc	214
16,901		Stewart Information Services Corp	631
56,908		Symetra Financial Corp	1,808
59,998	*	Third Point Reinsurance Ltd	805
93,324		Torchmark Corp	5,334
232,088		Travelers Cos, Inc	26,193
6,929	*	United America Indemnity Ltd	201
14,881		United Fire & Casualty Co	570
12,682		United Insurance Holdings Corp	217
22,242	e	Universal Insurance Holdings, Inc	516
184,517		UnumProvident Corp	6,143
62,445		Validus Holdings Ltd	2,891
71,842		W.R. Berkley Corp	3,933
4,504		White Mountains Insurance Group Ltd	3,274
225,629		XL Capital Ltd	8,840
		TOTAL INSURANCE	672,125

MATERIALS - 3.1%
22,177		A. Schulman, Inc	680
3,376	*	AEP Industries, Inc	260
158,806		Air Products & Chemicals, Inc	20,662
50,241		Airgas, Inc	6,949
168,607	*,e	AK Steel Holding Corp	378
83,129		Albemarle Corp	4,656
967,634		Alcoa, Inc	9,551
282

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
81,466	e	Allegheny Technologies, Inc	$916
20,501		American Vanguard Corp	287
46,295		Aptargroup, Inc	3,363
49,925		Ashland, Inc	5,127
67,355		Avery Dennison Corp	4,220
74,323	*	Axalta Coating Systems Ltd	1,981
52,910		Axiall Corp	815
23,190		Balchem Corp	1,410
102,049		Ball Corp	7,422
72,213		Bemis Co, Inc	3,227
87,729	*	Berry Plastics Group, Inc	3,174
29,817	*	Boise Cascade Co	761
14,781		Brush Engineered Materials, Inc	414
46,890		Cabot Corp	1,917
39,299		Calgon Carbon Corp	678
37,181		Carpenter Technology Corp	1,125
112,973		Celanese Corp (Series A)	7,606
36,798	*,e	Century Aluminum Co	163
169,311		CF Industries Holdings, Inc	6,910
5,158		Chase Corp	210
133,935		Chemours Co	718
49,786	*	Chemtura	1,358
14,061	*	Clearwater Paper Corp	640
66,499	*,e	Cliffs Natural Resources, Inc	105
99,412	*,e	Coeur Mining, Inc	247
85,866		Commercial Metals Co	1,176
25,270		Compass Minerals International, Inc	1,902
5,560	*	Core Molding Technologies, Inc	71
102,511	*	Crown Holdings, Inc	5,197
8,022		Deltic Timber Corp	472
47,043		Domtar Corp	1,738
816,059		Dow Chemical Co	42,011
669,679		Du Pont (E.I.) de Nemours & Co	44,601
37,135		Eagle Materials, Inc	2,244
109,907		Eastman Chemical Co	7,420
195,224		Ecolab, Inc	22,330
55,318	*	Ferro Corp	615
40,724	*,e	Flotek Industries, Inc	466
98,927		FMC Corp	3,871
835,331	e	Freeport-McMoRan Copper & Gold, Inc (Class B)	5,655
17,819		FutureFuel Corp	241
32,454		Glatfelter	598
241,385		Graphic Packaging Holding Co	3,097
22,699		Greif, Inc (Class A)	699
37,440		H.B. Fuller Co	1,365
7,923		Hawkins, Inc	283
9,402		Haynes International, Inc	345
54,162	*	Headwaters, Inc	914
262,218	e	Hecla Mining Co	496
152,705		Huntsman Corp	1,736
15,371		Innophos Holdings, Inc	445
18,027		Innospec, Inc	979
283

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
59,560		International Flavors & Fragrances, Inc	$7,126
311,342		International Paper Co	11,738
40,015	*	Intrepid Potash, Inc	118
12,642		Kaiser Aluminum Corp	1,058
62,146		Kapstone Paper and Packaging Corp	1,404
7,156		KMG Chemicals, Inc	165
16,539		Koppers Holdings, Inc	302
24,388	*	Kraton Polymers LLC	405
14,288	e	Kronos Worldwide, Inc	81
104,108	*	Louisiana-Pacific Corp	1,875
13,887	*,e	LSB Industries, Inc	101
269,088		LyondellBasell Industries AF S.C.A	23,384
49,814		Martin Marietta Materials, Inc	6,804
25,740		Minerals Technologies, Inc	1,180
323,697		Monsanto Co	31,891
257,110		Mosaic Co	7,094
18,118		Myers Industries, Inc	241
12,153		Neenah Paper, Inc	759
6,272		NewMarket Corp	2,388
370,400		Newmont Mining Corp	6,663
236,068		Nucor Corp	9,514
80,196		Olin Corp	1,384
6,559		Olympic Steel, Inc	76
32,453	*	Omnova Solutions, Inc	199
119,497	*	Owens-Illinois, Inc	2,082
72,328		Packaging Corp of America	4,560
88,664	*,e	Platform Specialty Products Corp	1,138
65,927		PolyOne Corp	2,094
201,126		PPG Industries, Inc	19,875
213,261		Praxair, Inc	21,838
9,804		Quaker Chemical Corp	757
31,957	e	Rayonier Advanced Materials, Inc	313
18,294	*,e	Real Industry, Inc	147
54,821		Reliance Steel & Aluminum Co	3,175
20,109	*	Rentech, Inc	71
48,353		Royal Gold, Inc	1,763
98,420		RPM International, Inc	4,336
8,418	*,e	Ryerson Holding Corp	39
19,399		Schnitzer Steel Industries, Inc (Class A)	279
22,501		Schweitzer-Mauduit International, Inc	945
33,262		Scotts Miracle-Gro Co (Class A)	2,146
155,542		Sealed Air Corp	6,937
31,811	*,e	Senomyx, Inc	120
34,512		Sensient Technologies Corp	2,168
59,894		Sherwin-Williams Co	15,548
30,199		Silgan Holdings, Inc	1,622
74,719		Sonoco Products Co	3,054
84,463	e	Southern Copper Corp (NY)	2,206
177,911		Steel Dynamics, Inc	3,179
13,671		Stepan Co	679
90,832	*	Stillwater Mining Co	778
19,023	*	Summit Materials, Inc	381
284

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
48,451		SunCoke Energy, Inc	$168
117,929		Tahoe Resources, Inc	1,022
29,755		TimkenSteel Corp	249
15,246	*	Trecora Resources	189
19,671		Tredegar Corp	268
8,747	*,e	Trinseo S.A.	247
46,070	e	Tronox Ltd	180
1,357		United States Lime & Minerals, Inc	75
108,110	e	United States Steel Corp	863
10,188	*	US Concrete, Inc	537
10,310	e	Valhi, Inc	14
60,139		Valspar Corp	4,989
98,368		Vulcan Materials Co	9,342
30,678		Wausau Paper Corp	314
29,816		Westlake Chemical Corp	1,620
193,160		WestRock Co	8,812
1,617	*	WHX Corp	33
35,509		Worthington Industries, Inc	1,070
53,794	*	WR Grace & Co	5,357
		TOTAL MATERIALS	502,426

MEDIA - 3.1%
16,000		AMC Entertainment Holdings, Inc	384
44,802	*	AMC Networks, Inc	3,346
2,614		Cable One, Inc	1,134
149,949		Cablevision Systems Corp (Class A)	4,783
17,686	*	Carmike Cinemas, Inc	406
364,893		CBS Corp (Class B)	17,197
57,360	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	154
55,580	*,e	Charter Communications, Inc	10,177
86,069		Cinemark Holdings, Inc	2,877
28,047	*	Clear Channel Outdoor Holdings, Inc (Class A)	157
1,839,586		Comcast Corp (Class A)	103,808
27,056	*	Crown Media Holdings, Inc (Class A)	152
772	*,e	Daily Journal Corp	156
115,291	*,e	Discovery Communications, Inc (Class A)	3,076
202,766	*	Discovery Communications, Inc (Class C)	5,114
160,944	*	DISH Network Corp (Class A)	9,203
56,592	*,e	DreamWorks Animation SKG, Inc (Class A)	1,458
18,269	*	Entercom Communications Corp (Class A)	205
50,932		Entravision Communications Corp (Class A)	393
44,238		EW Scripps Co (Class A)	841
83,857		Gannett Co, Inc	1,366
34,321	*,e	Global Eagle Entertainment, Inc	339
46,930	*	Gray Television, Inc	765
33,505		Harte-Hanks, Inc	109
6,780	*,e	Hemisphere Media Group, Inc	100
44,682	*,e	Imax Corp	1,588
305,436		Interpublic Group of Cos, Inc	7,111
33,807		John Wiley & Sons, Inc (Class A)	1,522
14,173		Journal Media Group, Inc	170
19,204	*	Liberty Broadband Corp (Class A)	992
285

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
49,114	*	Liberty Broadband Corp (Class C)	$2,547
76,559	*	Liberty Media Corp	3,005
148,129	*	Liberty Media Corp (Class C)	5,641
70,064	e	Lions Gate Entertainment Corp	2,269
108,249	*	Live Nation, Inc	2,660
9,932	*	Loral Space & Communications, Inc	404
15,311	*	Madison Square Garden Co	2,477
32,196	e	MDC Partners, Inc	699
71,050	*,e	Media General, Inc	1,148
26,535		Meredith Corp	1,148
45,934	*	MSG Networks, Inc	955
46,358		National CineMedia, Inc	728
32,024		New Media Investment Group, Inc	623
101,324		New York Times Co (Class A)	1,360
283,916		News Corp	3,793
86,319		News Corp (Class B)	1,205
23,355	e	Nexstar Broadcasting Group, Inc (Class A)	1,371
180,613		Omnicom Group, Inc	13,665
12,373	*	Reading International, Inc	162
60,087	e	Regal Entertainment Group (Class A)	1,134
9,501	*,e	Rentrak Corp	452
3,654		Saga Communications, Inc	141
19,984		Scholastic Corp	771
68,018		Scripps Networks Interactive (Class A)	3,755
49,336	e	Sinclair Broadcast Group, Inc (Class A)	1,605
1,706,491	*,e	Sirius XM Holdings, Inc	6,945
20,194	*	Sizmek, Inc	74
63,623	*	Starz-Liberty Capital	2,131
167,714		TEGNA, Inc	4,280
243,854		Thomson Corp	9,230
206,478		Time Warner Cable, Inc	38,320
605,798		Time Warner, Inc	39,177
81,058		Time, Inc	1,270
5,104	*,e	Townsquare Media, Inc	61
59,545		Tribune Co	2,013
19,202		Tribune Publishing Co	177
871,445		Twenty-First Century Fox, Inc	23,669
357,708		Twenty-First Century Fox, Inc (Class B)	9,740
7,706		Viacom, Inc	339
256,908		Viacom, Inc (Class B)	10,574
1,244,744		Walt Disney Co	130,797
21,644	e	World Wrestling Entertainment, Inc (Class A)	386
		TOTAL MEDIA	511,984

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.5%
1,217,272		AbbVie, Inc	72,111
7,650	*,e	Abeona Therapeutics, Inc	26
58,718	*,e	Acadia Pharmaceuticals, Inc	2,093
16,937	*,e	Accelerate Diagnostics, Inc	364
16,140	*	Acceleron Pharma, Inc	787
86,253	*	Achillion Pharmaceuticals, Inc	931
31,389	*,e	Acorda Therapeutics, Inc	1,343
286

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
7,362	*	Adamas Pharmaceuticals, Inc	$208
6,223	*,e	Aduro Biotech, Inc	175
22,408	*,e	Advaxis, Inc	225
18,868	*,e	Aegerion Pharmaceuticals, Inc	191
14,774	*,e	Aerie Pharmaceuticals, Inc	360
11,005	*,e	Affimed NV	78
56,476	*,e	Affymetrix, Inc	570
56,789	*	Agenus, Inc	258
7,692	*,e	Agile Therapeutics, Inc	75
246,217		Agilent Technologies, Inc	10,294
19,149	*,e	Agios Pharmaceuticals, Inc	1,243
7,862	*,e	Aimmune Therapeutics, Inc	145
17,982	*	Akebia Therapeutics, Inc	232
57,933	*,e	Akorn, Inc	2,161
17,375	*,e	Albany Molecular Research, Inc	345
15,261	*,e	Alder Biopharmaceuticals, Inc	504
159,574	*	Alexion Pharmaceuticals, Inc	30,439
27,483	*,e	Alimera Sciences, Inc	66
109,475	*	Alkermes plc	8,690
289,808	*	Allergan plc	90,565
54,942	*	Alnylam Pharmaceuticals, Inc	5,172
22,606	*,e	AMAG Pharmaceuticals, Inc	682
559,100		Amgen, Inc	90,759
71,461	*,e	Amicus Therapeutics, Inc	693
23,308	*,e	Amphastar Pharmaceuticals, Inc	332
30,297	*	Anacor Pharmaceuticals, Inc	3,423
5,767	*,e	ANI Pharmaceuticals, Inc	260
26,005	*,e	Anthera Pharmaceuticals, Inc	121
6,215	*	Applied Genetic Technologies Corp	127
22,162	*,e	Aratana Therapeutics, Inc	124
9,150	*	Ardelyx, Inc	166
179,094	*,e	Arena Pharmaceuticals, Inc	340
121,910	*,e	Ariad Pharmaceuticals, Inc	762
103,770	*,e	Array Biopharma, Inc	438
39,456	*,e	Arrowhead Research Corp	243
10,432	*,e	Assembly Biosciences, Inc	78
10,635	*	Atara Biotherapeutics, Inc	281
4,770	*,e	aTyr Pharma, Inc	47
14,848	*,e	Avalanche Biotechnologies, Inc	141
9,616	*,e	Axovant Sciences Ltd	173
401,924		Baxalta, Inc	15,687
6,155	*	Bellicum Pharmaceuticals, Inc	125
53,741	*,e	BioCryst Pharmaceuticals, Inc	555
33,888	*,e	BioDelivery Sciences International, Inc	162
163,918	*	Biogen Idec, Inc	50,216
118,693	*	BioMarin Pharmaceutical, Inc	12,434
15,517	*	Bio-Rad Laboratories, Inc (Class A)	2,152
2,967	*	Biospecifics Technologies Corp	127
28,168		Bio-Techne Corp	2,535
37,736	*,e	BioTime, Inc	155
24,301	*	Bluebird Bio, Inc	1,561
6,702	*,e	Blueprint Medicines Corp	176
287

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
1,228,895		Bristol-Myers Squibb Co	$84,536
83,145	*	Bruker BioSciences Corp	2,018
11,074	*,e	Calithera Biosciences, Inc	85
23,380	*	Cambrex Corp	1,101
12,327	*	Cara Therapeutics Inc	208
9,597	*,e	Carbylan Therapeutics, Inc	35
61,808	*	Catalent, Inc	1,547
56,829	*,e	Catalyst Pharmaceuticals, Inc	139
586,722	*	Celgene Corp	70,266
73,063	*,e	Celldex Therapeutics, Inc	1,146
7,210	*	Cellular Biomedicine Group, Inc	155
23,546	*,e	Cempra, Inc	733
52,661	*	Cepheid, Inc	1,924
35,378	*	Charles River Laboratories International, Inc	2,844
18,304	*	ChemoCentryx, Inc	148
5,155	*	Chiasma, Inc	101
30,594	*	Chimerix, Inc	274
3,472	*,e	Cidara Therapeutics, Inc	60
18,781	*,e	Clovis Oncology, Inc	657
17,405	*,e	Coherus Biosciences, Inc	400
4,897	*	Collegium Pharmaceutical, Inc	135
11,239	*	Concert Pharmaceuticals Inc	213
47,385	*,e	Corcept Therapeutics, Inc	236
6,306	*,e	Corium International, Inc	51
22,172	*,e	CorMedix, Inc	45
124,587	*,e	CTI BioPharma Corp	153
84,568	*,e	Curis, Inc	246
25,879	*	Cytokinetics, Inc	271
41,833	*,e	CytRx Corp	111
44,278	*,e	Depomed, Inc	803
9,514	*	Dermira, Inc	329
11,644	*	Dicerna Pharmaceuticals Inc	138
84,059	*,e	Durect Corp	186
107,512	*	Dyax Corp	4,045
21,309	*	Dynavax Technologies Corp	515
6,368	*,e	Eagle Pharmaceuticals, Inc	565
721,760		Eli Lilly & Co	60,815
22,262	*	Emergent Biosolutions, Inc	891
11,786	*,e	Enanta Pharmaceuticals, Inc	389
153,936	*	Endo International plc	9,424
33,769	*,e	Endocyte, Inc	135
21,724	*,e	Epizyme, Inc	348
9,694	*,e	Esperion Thereapeutics, Inc	216
65,830	*,e	Exact Sciences Corp	608
147,155	*,e	Exelixis, Inc	830
18,106	*,e	Fibrocell Science, Inc	82
35,519	*	FibroGen, Inc	1,082
15,788	*	Five Prime Therapeutics, Inc	655
4,405	*,e	Flex Pharma, Inc	55
10,288	*,e	Flexion Therapeutics Inc	198
20,851	*	Fluidigm Corp	225
16,469	*,e	Foamix Pharmaceuticals Ltd	134
288

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
8,878	*,e	Foundation Medicine, Inc	$187
102,537	*,e	Galena Biopharma, Inc	151
13,105	*,e	Genocea Biosciences Inc	69
12,920	*,e	Genomic Health, Inc	455
114,325	*,e	Geron Corp	553
1,078,657		Gilead Sciences, Inc	109,149
4,732	*,e	Global Blood Therapeutics, Inc	153
79,065	*,e	Halozyme Therapeutics, Inc	1,370
26,328	*	Harvard Bioscience, Inc	91
18,140	*,e	Heron Therapeutics, Inc	484
4,132	*	Heska Corp	160
62,986	*,e	Idera Pharmaceuticals, Inc	195
13,776	*,e	Ignyta, Inc	185
106,486	*	Illumina, Inc	20,439
8,484	*,e	Immune Design Corp	170
65,469	*	Immunogen, Inc	888
78,549	*,e	Immunomedics, Inc	241
53,162	*	Impax Laboratories, Inc	2,273
9,540	*	INC Research Holdings, Inc	463
115,686	*	Incyte Corp	12,546
36,466	*	Infinity Pharmaceuticals, Inc	286
53,727	*,e	Inovio Pharmaceuticals, Inc	361
45,452	*	Insmed, Inc	825
17,481	*,e	Insys Therapeutics, Inc	500
11,788	*,e	Intercept Pharmaceuticals, Inc	1,761
10,253	*,e	Intersect ENT, Inc	231
16,262	*	Intra-Cellular Therapies, Inc	875
34,324	*,e	Intrexon Corp	1,035
5,678	*,e	Invitae Corp	47
89,084	*,e	Ionis Pharmaceuticals, Inc	5,517
90,684	*	Ironwood Pharmaceuticals, Inc	1,051
45,128	*	Jazz Pharmaceuticals plc	6,343
2,035,748		Johnson & Johnson	209,112
8,823	*,e	Juno Therapeutics, Inc	388
17,078	*,e	Karyopharm Therapeutics, Inc	226
76,288	*,e	Keryx Biopharmaceuticals, Inc	385
21,397	*,e	Kite Pharma, Inc	1,318
8,512	*,e	La Jolla Pharmaceutical Co	230
19,506	*,e	Lannett Co, Inc	783
30,110	*,e	Lexicon Pharmaceuticals, Inc	401
13,029	*,e	Ligand Pharmaceuticals, Inc (Class B)	1,413
34,093	*,e	Lion Biotechnologies, Inc	263
6,253	*	Loxo Oncology, Inc	178
31,134	*	Luminex Corp	666
20,612	*	MacroGenics, Inc	638
86,464	*	Mallinckrodt plc	6,453
182,057	*,e	MannKind Corp	264
11,438	*	Medgenics, Inc	69
48,124	*,e	Medicines Co	1,797
115,846	*	Medivation, Inc	5,600
2,072,781		Merck & Co, Inc	109,484
80,764	*,e	Merrimack Pharmaceuticals, Inc	638
289

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
19,968	*	Mettler-Toledo International, Inc	$6,772
79,969	*,e	MiMedx Group, Inc	749
7,201	*,e	Mirati Therapeutics, Inc	228
44,870	*	Momenta Pharmaceuticals, Inc	666
310,615	*,e	Mylan NV	16,795
51,930	*	Myriad Genetics, Inc	2,241
7,890	*,e	NanoString Technologies, Inc	116
5,834	*,e	NantKwest, Inc	101
6,000	*,e	Natera, Inc	65
97,156	*,e	Navidea Biopharmceuticals, Inc	129
96,260	*,e	Nektar Therapeutics	1,622
38,546	*,e	NeoGenomics, Inc	303
4,046	*,e	Neos Therapeutics, Inc	58
63,342	*	Neurocrine Biosciences, Inc	3,583
14,869	*,e	NewLink Genetics Corp	541
4,099	*	Nivalis Therapeutics, Inc	32
33,967	*,e	Northwest Biotherapeutics, Inc	109
197,815	*,e	Novavax, Inc	1,660
26,033	*	Ocata Therapeutics, Inc	219
9,516	*,e	Ocular Therapeutix, Inc	89
26,874	*,e	Omeros Corp	423
12,341	*,e	OncoMed Pharmaceuticals, Inc	278
75,642	*	Oncothyreon, Inc	168
17,449	*	Ophthotech Corp	1,370
221,994	*,e	Opko Health, Inc	2,231
77,365	*,e	Orexigen Therapeutics, Inc	133
60,008	*,e	Organovo Holdings, Inc	149
12,630	e	Osiris Therapeutics, Inc	131
11,187	*	Otonomy, Inc	310
17,337	*,e	OvaScience, Inc	169
50,411	*,e	Pacific Biosciences of California, Inc	662
27,071	*,e	Pacira Pharmaceuticals, Inc	2,079
9,271	*,e	Paratek Pharmaceuticals, Inc	176
40,956	*	Parexel International Corp	2,790
120,653	e	PDL BioPharma, Inc	427
146,742	*,e	Peregrine Pharmaceuticals, Inc	172
83,937		PerkinElmer, Inc	4,496
32,300	*,e	Pernix Therapeutics Holdings, Inc	95
106,521		Perrigo Co plc	15,414
12,158	*	Pfenex, Inc	150
4,522,998		Pfizer, Inc	146,003
12,927	e	Phibro Animal Health Corp	389
34,344	*	Portola Pharmaceuticals, Inc	1,767
21,766	*,e	Pozen, Inc	149
14,756	*,e	PRA Health Sciences, Inc	668
38,233	*	Prestige Brands Holdings, Inc	1,968
51,583	*,e	Progenics Pharmaceuticals, Inc	316
5,400	*,e	Proteon Therapeutics, Inc	84
23,023	*	Prothena Corp plc	1,568
25,096	*,e	PTC Therapeutics, Inc	813
18,465	*,e	Puma Biotechnology, Inc	1,448
173,674	*	Qiagen NV (NASDAQ)	4,802
290

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
58,607	*	Quintiles Transnational Holdings, Inc	$4,024
21,547	*	Radius Health, Inc	1,326
59,500	*	Raptor Pharmaceutical Corp	309
58,043	*	Regeneron Pharmaceuticals, Inc	31,510
21,191	*,e	Regulus Therapeutics, Inc	185
24,090	*,e	Relypsa, Inc	683
23,464	*	Repligen Corp	664
25,726	*	Retrophin, Inc	496
11,732	*,e	Revance Therapeutics, Inc	401
66,996	*	Rigel Pharmaceuticals, Inc	203
10,302	*,e	Sage Therapeutics, Inc	601
16,776	*	Sagent Pharmaceuticals	267
52,234	*,e	Sangamo Biosciences, Inc	477
30,737	*,e	Sarepta Therapeutics, Inc	1,186
38,141	*	Sciclone Pharmaceuticals, Inc	351
70,472	*,e	Seattle Genetics, Inc	3,163
87,069	*,e	Sequenom, Inc	143
5,728	*,e	Seres Therapeutics, Inc	201
20,814	*,e	Sorrento Therapeutics, Inc	181
6,016	*,e	Spark Therapeutics, Inc	273
47,540	*,e	Spectrum Pharmaceuticals, Inc	287
12,168	*	Stemline Therapeutics, Inc	77
18,349	*	Sucampo Pharmaceuticals, Inc (Class A)	317
25,007	*	Supernus Pharmaceuticals, Inc	336
74,731	*,e	Synergy Pharmaceuticals, Inc	424
7,419	*,e	T2 Biosystems, Inc	81
29,885	*,e	Teligent, Inc	266
17,169	*,e	TESARO, Inc	898
26,726	*	Tetraphase Pharmaceuticals, Inc	268
26,551	*,e	TG Therapeutics, Inc	317
93,869	*,e	TherapeuticsMD, Inc	973
17,111	*,e	Theravance Biopharma, Inc	280
63,139	*,e	Theravance, Inc	665
290,044		Thermo Electron Corp	41,143
49,684	*	Threshold Pharmaceuticals, Inc	24
7,534	*,e	Tokai Pharmaceuticals, Inc	66
18,278	*	Trevena, Inc	192
17,931	*,e	Trovagene, Inc	97
26,573	*	Ultragenyx Pharmaceutical, Inc	2,981
34,318	*	United Therapeutics Corp	5,375
31,086	*,e	Vanda Pharmaceuticals, Inc	289
24,013	*,e	Verastem, Inc	45
16,572	*,e	Versartis, Inc	205
180,359	*	Vertex Pharmaceuticals, Inc	22,695
10,155	*,e	Vitae Pharmaceuticals, Inc	184
12,289	*	Vital Therapies, Inc	142
74,791	*,e	Vivus, Inc	76
21,461	*	VWR Corp	608
60,895	*	Waters Corp	8,195
2,602	*,e	XBiotech, Inc	28
20,918	*,e	Xencor Inc	306
42,869	*	Xenoport, Inc	235
291

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
12,439	*	Zafgen, Inc	$78
82,699	*,e	ZIOPHARM Oncology, Inc	687
370,295		Zoetis Inc	17,745
14,763	*,e	Zogenix, Inc	218
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,557,915

REAL ESTATE - 4.2%
50,948		Acadia Realty Trust	1,689
21,134		AG Mortgage Investment Trust	271
12,770		Agree Realty Corp	434
36,954		Alexander & Baldwin, Inc	1,305
1,574		Alexander’s, Inc	605
53,568		Alexandria Real Estate Equities, Inc	4,840
675	*	Altisource Asset Management Corp	12
11,088	*,e	Altisource Portfolio Solutions S.A.	308
42,959		Altisource Residential Corp	533
27,018		American Assets Trust,Inc	1,036
82,450		American Campus Communities, Inc	3,409
251,142		American Capital Agency Corp	4,355
37,896		American Capital Mortgage, Inc	529
120,286		American Homes 4 Rent	2,004
24,165		American Residential Properties, Inc	457
312,963		American Tower Corp	30,342
664,625		Annaly Capital Management, Inc	6,234
79,133		Anworth Mortgage Asset Corp	344
115,722		Apartment Investment & Management Co (Class A)	4,632
41,641		Apollo Commercial Real Estate Finance, Inc	718
136,432	e	Apple Hospitality REIT, Inc	2,725
22,112		Ares Commercial Real Estate Corp	253
18,360		Armada Hoffler Properties, Inc	192
32,704		ARMOUR Residential REIT, Inc	712
20,771		Ashford Hospitality Prime, Inc	301
61,750		Ashford Hospitality Trust, Inc	390
7,072	*,e	AV Homes, Inc	91
97,771		AvalonBay Communities, Inc	18,003
150,022		BioMed Realty Trust, Inc	3,554
13,459	e	Bluerock Residential Growth REIT, Inc	160
107,997		Boston Properties, Inc	13,774
132,520		Brandywine Realty Trust	1,810
127,668		Brixmor Property Group, Inc	3,296
64,335		Camden Property Trust	4,938
49,200		Campus Crest Communities, Inc	335
71,072		Capstead Mortgage Corp	621
61,176		Care Capital Properties, Inc	1,870
23,659		CareTrust REIT, Inc	259
29,192		CatchMark Timber Trust Inc	330
124,137		CBL & Associates Properties, Inc	1,536
212,369	*	CBRE Group, Inc	7,344
62,949		Cedar Shopping Centers, Inc	446
28,285		Chatham Lodging Trust	579
44,088		Chesapeake Lodging Trust	1,109
79,033		Chimera Investment Corp	1,078
292

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
80,158		Colony Financial, Inc	$1,562
28,357	*	Colony Starwood Homes	642
92,725		Columbia Property Trust, Inc	2,177
90,140		Communications Sales & Leasing, Inc	1,685
3,235		Consolidated-Tomoka Land Co	171
5,827	e	CorEnergy Infrastructure Trust, Inc	86
17,860		Coresite Realty	1,013
69,853		Corporate Office Properties Trust	1,525
86,682		Corrections Corp of America	2,296
159,841		Cousins Properties, Inc	1,507
246,828		Crown Castle International Corp	21,338
122,396		CubeSmart	3,748
39,431		CyrusOne, Inc	1,477
117,682		CYS Investments, Inc	839
65,501		DCT Industrial Trust, Inc	2,448
225,998		DDR Corp	3,806
148,119		DiamondRock Hospitality Co	1,429
100,633		Digital Realty Trust, Inc	7,610
108,380		Douglas Emmett, Inc	3,379
254,816		Duke Realty Corp	5,356
47,457		DuPont Fabros Technology, Inc	1,509
41,887	e	Dynex Capital, Inc	266
9,917		Easterly Government Properties, Inc	170
23,492		EastGroup Properties, Inc	1,306
34,875		Education Realty Trust, Inc	1,321
81,930		Empire State Realty Trust, Inc	1,481
42,164		Entertainment Properties Trust	2,465
43,199		Equinix, Inc	13,063
95,895	*	Equity Commonwealth	2,659
62,982		Equity Lifestyle Properties, Inc	4,199
54,213		Equity One, Inc	1,472
269,127		Equity Residential	21,958
48,297		Essex Property Trust, Inc	11,563
86,224		Extra Space Storage, Inc	7,606
50,759		Federal Realty Investment Trust	7,416
106,273		FelCor Lodging Trust, Inc	776
82,257		First Industrial Realty Trust, Inc	1,820
42,783		First Potomac Realty Trust	488
160,981	*	Forest City Enterprises, Inc (Class A)	3,530
25,631	*,e	Forestar Real Estate Group, Inc	280
31,001	*	Four Corners Property Trust, Inc	749
67,229		Franklin Street Properties Corp	696
4,942	*	FRP Holdings, Inc	168
65,188		Gaming and Leisure Properties, Inc	1,812
426,526		General Growth Properties, Inc	11,606
54,016		Geo Group, Inc	1,562
18,098		Getty Realty Corp	310
15,436		Gladstone Commercial Corp	225
51,670	e	Government Properties Income Trust	820
309,774		Gramercy Property Trust	2,391
3,738		Great Ajax Corp	45
24,141		Hannon Armstrong Sustainable Infrastructure Capital, Inc	457
293

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
72,018		Hatteras Financial Corp	$947
322,575		HCP, Inc	12,335
72,939		Healthcare Realty Trust, Inc	2,066
91,905		Healthcare Trust of America, Inc	2,479
36,742		Hersha Hospitality Trust	800
69,548		Highwoods Properties, Inc	3,032
110,912		Hospitality Properties Trust	2,900
560,489		Host Marriott Corp	8,598
29,353	*	Howard Hughes Corp	3,322
54,955		Hudson Pacific Properties	1,546
23,981	e	Independence Realty Trust, Inc	180
64,150		Inland Real Estate Corp	681
93,191		Invesco Mortgage Capital, Inc	1,155
90,609		Investors Real Estate Trust	630
155,234		Iron Mountain, Inc	4,193
64,505	*,e	iStar Financial, Inc	757
33,300		Jones Lang LaSalle, Inc	5,323
67,515		Kennedy-Wilson Holdings, Inc	1,626
65,193		Kilroy Realty Corp	4,125
305,650		Kimco Realty Corp	8,088
60,886		Kite Realty Group Trust	1,579
29,243		Ladder Capital Corp	363
59,903		Lamar Advertising Co	3,593
83,586		LaSalle Hotel Properties	2,103
152,168	e	Lexington Realty Trust	1,217
110,738		Liberty Property Trust	3,438
27,155		LTC Properties, Inc	1,171
117,086		Macerich Co	9,448
67,066		Mack-Cali Realty Corp	1,566
9,904	*	Marcus & Millichap, Inc	289
152,989		Medical Properties Trust, Inc	1,761
277,088		MFA Mortgage Investments, Inc	1,829
55,794		Mid-America Apartment Communities, Inc	5,067
41,601	e	Monmouth Real Estate Investment Corp (Class A)	435
121,396		Monogram Residential Trust, Inc	1,185
27,658		National Health Investors, Inc	1,684
99,981		National Retail Properties, Inc	4,004
17,361		National Storage Affiliates Trust	297
145,076	e	New Residential Investment Corp	1,764
47,726		New Senior Investment Group, Inc	471
72,745	e	New York Mortgage Trust, Inc	388
58,364		New York REIT, Inc	671
14,395	e	NexPoint Residential Trust, Inc	188
42,262		NorthStar Realty Europe Corp	499
126,786		NorthStar Realty Finance Corp	2,159
135,157		Omega Healthcare Investors, Inc	4,728
9,027		One Liberty Properties, Inc	194
10,279		Orchid Island Capital, Inc	102
101,625		Outfront Media, Inc	2,219
131,030		Paramount Group, Inc	2,372
62,005		Parkway Properties, Inc	969
53,141		Pebblebrook Hotel Trust	1,489
294

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
52,388		Pennsylvania REIT	$1,146
57,080		Pennymac Mortgage Investment Trust	871
51,402		Physicians Realty Trust	867
116,280		Piedmont Office Realty Trust, Inc	2,195
131,170		Plum Creek Timber Co, Inc	6,259
40,153		Post Properties, Inc	2,375
30,172		Potlatch Corp	912
16,337	e	Preferred Apartment Communities, Inc	214
387,082		Prologis, Inc	16,614
14,667		PS Business Parks, Inc	1,282
107,500		Public Storage, Inc	26,628
17,741		QTS Realty Trust, Inc	800
62,959		RAIT Investment Trust	170
57,913		Ramco-Gershenson Properties	962
94,973		Rayonier, Inc	2,108
9,000		Re/Max Holdings, Inc	336
108,646	*	Realogy Holdings Corp	3,984
171,785	e	Realty Income Corp	8,869
62,979		Redwood Trust, Inc	831
69,743		Regency Centers Corp	4,751
22,197	e	Resource Capital Corp	283
68,690		Retail Opportunities Investment Corp	1,230
173,060		Retail Properties of America, Inc	2,556
40,671		Rexford Industrial Realty, Inc	665
98,016		RLJ Lodging Trust	2,120
5,124	*,e	RMR Group, Inc	74
27,910	e	Rouse Properties, Inc	406
32,495		Ryman Hospitality Properties	1,678
43,769		Sabra Healthcare REIT, Inc	885
6,582		Saul Centers, Inc	337
45,730		Select Income REIT	906
172,632		Senior Housing Properties Trust	2,562
28,907		Silver Bay Realty Trust Corp	453
230,221		Simon Property Group, Inc	44,764
73,589		SL Green Realty Corp	8,314
26,338		Sovran Self Storage, Inc	2,826
322,513		Spirit Realty Capital, Inc	3,232
39,283	*,e	St. Joe Co	727
47,704		STAG Industrial, Inc	880
173,444		Starwood Property Trust, Inc	3,566
24,495		STORE Capital Corp	568
65,192		Summit Hotel Properties, Inc	779
34,362		Sun Communities, Inc	2,355
154,167		Sunstone Hotel Investors, Inc	1,926
70,998		Tanger Factory Outlet Centers, Inc	2,322
45,765		Taubman Centers, Inc	3,511
10,268	*	Tejon Ranch Co	197
31,885		Terreno Realty Corp	721
270,915		Two Harbors Investment Corp	2,194
190,771		UDR, Inc	7,167
15,857		UMH Properties, Inc	160
22,512	e	United Development Funding IV	248
295

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
9,264		Universal Health Realty Income Trust	$463
66,647		Urban Edge Properties	1,563
20,808		Urstadt Biddle Properties, Inc (Class A)	400
225,012		Ventas, Inc	12,697
585,838		VEREIT, Inc	4,640
128,947		Vornado Realty Trust	12,890
50,804	e	Washington REIT	1,375
92,487		Weingarten Realty Investors	3,198
244,242		Welltower, Inc	16,616
28,538	e	Western Asset Mortgage Capital Corp	292
383,367		Weyerhaeuser Co	11,493
16,673	e	Whitestone REIT	200
76,656		WP Carey, Inc	4,523
139,812		WP GLIMCHER, Inc	1,483
82,478		Xenia Hotels & Resorts, Inc	1,264
		TOTAL REAL ESTATE	679,954

RETAILING - 5.2%
18,290	*	1-800-FLOWERS.COM, Inc (Class A)	133
48,207		Aaron’s, Inc	1,079
51,631	e	Abercrombie & Fitch Co (Class A)	1,394
53,459		Advance Auto Parts, Inc	8,046
279,967	*	Amazon.com, Inc	189,227
144,288	e	American Eagle Outfitters, Inc	2,236
6,968	*,e	America’s Car-Mart, Inc	186
20,121	*	Asbury Automotive Group, Inc	1,357
125,805	*	Ascena Retail Group, Inc	1,239
51,270	*	Autonation, Inc	3,059
22,594	*	AutoZone, Inc	16,763
23,237	*	Barnes & Noble Education, Inc	231
36,768		Barnes & Noble, Inc	320
123,378	*	Bed Bath & Beyond, Inc	5,953
223,553		Best Buy Co, Inc	6,807
14,390		Big 5 Sporting Goods Corp	144
39,947	e	Big Lots, Inc	1,540
8,578	*	Blue Nile, Inc	318
8,549	*,e	Boot Barn Holdings, Inc	105
21,122	e	Buckle, Inc	650
8,786	*	Build-A-Bear Workshop, Inc	108
55,229	*	Burlington Stores, Inc	2,369
37,763	*,e	Cabela’s, Inc	1,765
32,106		Caleres, Inc	861
155,244	*	Carmax, Inc	8,379
19,356		Cato Corp (Class A)	713
106,541		Chico’s FAS, Inc	1,137
15,377		Children’s Place Retail Stores, Inc	849
11,556		Citi Trends, Inc	246
20,933	*,e	Conn’s, Inc	491
11,400	*,e	Container Store Group, Inc	93
17,156		Core-Mark Holding Co, Inc	1,406
57,355		CST Brands, Inc	2,245
32,976	*	Destination XL Group, Inc	182
296

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
68,108		Dick’s Sporting Goods, Inc	$2,408
17,487	e	Dillard’s, Inc (Class A)	1,149
220,231		Dollar General Corp	15,828
166,226	*	Dollar Tree, Inc	12,836
54,370	e	DSW, Inc (Class A)	1,297
14,596	*,e	Etsy, Inc	121
29,701	*	EVINE Live, Inc	53
86,149		Expedia, Inc	10,708
62,822	*	Express Parent LLC	1,086
9,437	*,e	Fenix Parts, Inc	64
33,805		Finish Line, Inc (Class A)	611
40,021	*,e	Five Below, Inc	1,285
99,154		Foot Locker, Inc	6,454
31,625	*	Francesca’s Holdings Corp	551
27,215		Fred’s, Inc (Class A)	445
13,967	*,e	FTD Cos, Inc	366
79,426	e	GameStop Corp (Class A)	2,227
176,472	e	Gap, Inc	4,359
17,487	*	Genesco, Inc	994
112,007		Genuine Parts Co	9,620
64,081		GNC Holdings, Inc	1,988
17,254		Group 1 Automotive, Inc	1,306
367,718	*,e	Groupon, Inc	1,129
44,451	e	Guess?, Inc	839
16,062		Haverty Furniture Cos, Inc	344
18,371	*,e	Hibbett Sports, Inc	556
954,839		Home Depot, Inc	126,278
24,109		HSN, Inc	1,222
228,517	*,e	JC Penney Co, Inc	1,522
12,718		Kirkland’s, Inc	184
150,129	e	Kohl’s Corp	7,151
182,388		L Brands, Inc	17,476
12,586	*,e	Lands’ End, Inc	295
364,728	*	Liberty Interactive Corp	9,964
55,902	*	Liberty TripAdvisor Holdings, Inc	1,696
103,346	*	Liberty Ventures	4,662
16,930		Lithia Motors, Inc (Class A)	1,806
225,488	*	LKQ Corp	6,681
699,844		Lowe’s Companies, Inc	53,216
19,294	*,e	Lumber Liquidators, Inc	335
246,363		Macy’s, Inc	8,618
18,578	*	MarineMax, Inc	342
15,036	*,e	Mattress Firm Holding Corp	671
36,113		Men’s Wearhouse, Inc	530
45,299	*	Michaels Cos, Inc	1,002
23,604	e	Monro Muffler, Inc	1,563
33,411	*	Murphy USA, Inc	2,029
312,066	*	NetFlix, Inc	35,694
101,822	e	Nordstrom, Inc	5,072
20,499		Nutri/System, Inc	444
405,707	*	Office Depot, Inc	2,288
6,870	*,e	Ollie’s Bargain Outlet Holdings, Inc	117
297

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
73,193	*	O’Reilly Automotive, Inc	$18,549
13,643	e	Outerwall, Inc	499
8,893	*	Overstock.com, Inc	109
17,507	*,e	Party City Holdco, Inc	226
31,428		Penske Auto Group, Inc	1,331
40,957	*	PEP Boys - Manny Moe & Jack	754
14,837	e	PetMed Express, Inc	254
67,032	e	Pier 1 Imports, Inc	341
37,940	*	Priceline.com, Inc	48,372
38,310		Rent-A-Center, Inc	573
24,409	*,e	Restoration Hardware Holdings, Inc	1,939
306,119		Ross Stores, Inc	16,472
116,394	*	Sally Beauty Holdings, Inc	3,246
9,887	*,e	Sears Holdings Corp	203
38,951	*	Select Comfort Corp	834
10,447		Shoe Carnival, Inc	242
27,812	*	Shutterfly, Inc	1,239
59,364		Signet Jewelers Ltd	7,343
24,526		Sonic Automotive, Inc (Class A)	558
13,281	*,e	Sportsman’s Warehouse Holdings, Inc	171
25,073	e	Stage Stores, Inc	228
474,361		Staples, Inc	4,492
21,273		Stein Mart, Inc	143
9,938	*	Systemax, Inc	85
472,181		Target Corp	34,285
83,552		Tiffany & Co	6,374
21,071	*,e	Tile Shop Holdings, Inc	346
6,790	*	Tilly’s, Inc	45
500,622		TJX Companies, Inc	35,499
99,381		Tractor Supply Co	8,497
83,065	*	TripAdvisor, Inc	7,081
32,864	*	Tuesday Morning Corp	214
46,408	*	Ulta Salon Cosmetics & Fragrance, Inc	8,585
72,158	*	Urban Outfitters, Inc	1,642
22,533	*	Vitamin Shoppe, Inc	737
11,570	*	VOXX International Corp (Class A)	61
14,711	*,e	Wayfair, Inc	701
11,292	*	West Marine, Inc	96
67,891		Williams-Sonoma, Inc	3,966
1,945		Winmark Corp	181
15,828	*,e	Zumiez, Inc	239
		TOTAL RETAILING	847,865

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
29,482	*	Advanced Energy Industries, Inc	832
474,503	*,e	Advanced Micro Devices, Inc	1,362
15,539	*	Alpha & Omega Semiconductor Ltd	143
23,188	*,e	Ambarella, Inc	1,292
73,241	*	Amkor Technology, Inc	445
229,205		Analog Devices, Inc	12,680
849,566		Applied Materials, Inc	15,861
59,771	*	Applied Micro Circuits Corp	381
298

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
308,399		Atmel Corp	$2,655
187,870		Avago Technologies Ltd	27,269
83,398	*	Axcelis Technologies, Inc	216
405,180		Broadcom Corp (Class A)	23,428
52,087		Brooks Automation, Inc	556
17,924	*	Cabot Microelectronics Corp	785
9,758	*	Cascade Microtech, Inc	159
40,828	*	Cavium Networks, Inc	2,683
15,710	*	Ceva, Inc	367
47,684	*	Cirrus Logic, Inc	1,408
18,761		Cohu, Inc	226
80,918	*,e	Cree, Inc	2,158
244,851	e	Cypress Semiconductor Corp	2,402
28,713	*	Diodes, Inc	660
19,178	*	DSP Group, Inc	181
105,554	*	Entegris, Inc	1,401
28,026	*	Exar Corp	172
85,675	*	Fairchild Semiconductor International, Inc	1,774
55,687	*	First Solar, Inc	3,675
40,961	*	Formfactor, Inc	369
28,079	*	Inphi Corp	759
109,667	*	Integrated Device Technology, Inc	2,890
3,478,760		Intel Corp	119,843
96,768		Intersil Corp (Class A)	1,235
16,725		IXYS Corp	211
118,149		Kla-Tencor Corp	8,194
50,517	*	Kopin Corp	137
117,211		Lam Research Corp	9,309
90,159	*	Lattice Semiconductor Corp	583
176,955		Linear Technology Corp	7,515
17,278	*,e	MA-COM Technology Solutions	706
334,640		Marvell Technology Group Ltd	2,952
54,353	*	Mattson Technology, Inc	192
206,782		Maxim Integrated Products, Inc	7,858
37,977	*	MaxLinear, Inc	559
157,936	e	Microchip Technology, Inc	7,350
799,251	*	Micron Technology, Inc	11,317
70,791	*	Microsemi Corp	2,307
39,433		MKS Instruments, Inc	1,420
29,204		Monolithic Power Systems, Inc	1,861
18,167	*	Nanometrics, Inc	275
21,168	*	NeoPhotonics Corp Ltd	230
3,184		NVE Corp	179
397,834		Nvidia Corp	13,113
42,436	*	Omnivision Technologies, Inc	1,231
317,509	*	ON Semiconductor Corp	3,112
20,605	*	PDF Solutions, Inc	223
46,544	*	Photronics, Inc	579
130,681	*	PMC - Sierra, Inc	1,519
22,599		Power Integrations, Inc	1,099
110,554	*	Qorvo, Inc	5,627
84,186	*,e	Rambus, Inc	976
299

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
25,190	*	Rudolph Technologies, Inc	$358
49,258	*	Semtech Corp	932
25,567	*	Sigma Designs, Inc	162
32,473	*	Silicon Laboratories, Inc	1,576
141,463		Skyworks Solutions, Inc	10,869
40,052	*,e	SunPower Corp	1,202
157,133		Teradyne, Inc	3,248
39,803		Tessera Technologies, Inc	1,194
761,500		Texas Instruments, Inc	41,738
23,500	*	Ultra Clean Holdings	120
21,651	*	Ultratech, Inc	429
29,696	*	Veeco Instruments, Inc	611
37,527	*	Xcerra Corp	227
191,407		Xilinx, Inc	8,990
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	392,557

SOFTWARE & SERVICES - 11.9%
24,811	*	A10 Networks, Inc	163
462,436		Accenture plc	48,325
86,241	*	ACI Worldwide, Inc	1,846
373,272		Activision Blizzard, Inc	14,449
32,107	*	Actua Corp	368
57,158	*	Acxiom Corp	1,196
370,138	*	Adobe Systems, Inc	34,771
132,262	*	Akamai Technologies, Inc	6,961
5,086	*,e	Alarm.com Holdings, Inc	85
45,335	*	Alliance Data Systems Corp	12,538
211,966	*	Alphabet, Inc (Class A)	164,912
215,795	*	Alphabet, Inc (Class C)	163,762
11,882	*,e	Amber Road, Inc	60
114,365		Amdocs Ltd	6,241
15,720		American Software, Inc (Class A)	160
32,146	*,e	Angie’s List, Inc	301
62,478	*	Ansys, Inc	5,779
3,095	*	Apigee Corp	25
7,274	*,e	Appfolio, Inc	106
63,153	*	Aspen Technology, Inc	2,385
168,621	*	Autodesk, Inc	10,274
345,034		Automatic Data Processing, Inc	29,231
30,408	*	AVG Technologies NV	610
50,870	*	Bankrate, Inc	677
5,965	*	Barracuda Networks, Inc	111
44,088	*,e	Bazaarvoice, Inc	193
5,721	*,e	Benefitfocus, Inc	208
15,413	*,e	Black Knight Financial Services, Inc	510
35,258		Blackbaud, Inc	2,322
40,135	*	Blackhawk Network Holdings, Inc	1,774
30,473	*,e	Blucora, Inc	299
75,290		Booz Allen Hamilton Holding Co	2,323
29,562	*	Bottomline Technologies, Inc	879
9,849	*,e	Box, Inc	137
20,694	*	Brightcove, Inc	128
300

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
88,805		Broadridge Financial Solutions, Inc	$4,771
21,331	*	BroadSoft, Inc	754
225,867		CA, Inc	6,451
17,838	*	CACI International, Inc (Class A)	1,655
216,614	*	Cadence Design Systems, Inc	4,508
40,638	*	Callidus Software, Inc	755
13,412	*	Carbonite, Inc	131
33,955	*	Cardtronics, Inc	1,143
13,954	*,e	Care.com, Inc	100
8,603		Cass Information Systems, Inc	443
115,322		CDK Global, Inc	5,474
15,814	*	ChannelAdvisor Corp	219
52,926	*	Ciber, Inc	186
24,317	*,e	Cimpress NV	1,973
118,705	*	Citrix Systems, Inc	8,980
451,695	*	Cognizant Technology Solutions Corp (Class A)	27,111
33,614	*	Commvault Systems, Inc	1,323
99,804		Computer Sciences Corp	3,262
25,588	*	comScore, Inc	1,053
23,960	*	Constant Contact, Inc	701
73,137		Convergys Corp	1,820
40,208	*	Cornerstone OnDemand, Inc	1,388
23,982	*	CoStar Group, Inc	4,957
24,883		CSG Systems International, Inc	895
99,804	*	CSRA, Inc	2,994
17,592	*	Cvent, Inc	614
15,267	*	Datalink Corp	104
24,614	*,e	Demandware, Inc	1,328
32,513	*	DHI Group, Inc	298
5,437	*,e	Digimarc Corp	199
37,568	*,e	Digital Turbine, Inc	50
27,103		DST Systems, Inc	3,091
77,306		EarthLink Holdings Corp	574
894,311	*	eBay, Inc	24,576
19,966	e	Ebix, Inc	655
229,813	*	Electronic Arts, Inc	15,793
21,694	*	Ellie Mae, Inc	1,307
43,380	*,e	Endurance International Group Holdings, Inc	474
20,747	*,e	EnerNOC, Inc	80
28,511	*	Envestnet, Inc	851
36,125	*	EPAM Systems, Inc	2,840
25,591		EPIQ Systems, Inc	334
37,881	*	Euronet Worldwide, Inc	2,744
51,313	*	Everi Holdings, Inc	225
48,388		EVERTEC, Inc	810
15,773	*	Everyday Health, Inc	95
24,918	*	ExlService Holdings, Inc	1,120
1,591,937	*	Facebook, Inc	166,612
23,064		Fair Isaac Corp	2,172
209,784		Fidelity National Information Services, Inc	12,713
102,019	*,e	FireEye, Inc	2,116
67,170	*	First American Corp	2,274
301

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
138,194	*	First Data Corp	$2,214
170,999	*	Fiserv, Inc	15,640
18,028	*,e	Five9, Inc	157
67,800	*	FleetCor Technologies, Inc	9,691
28,477	*	FleetMatics Group plc	1,446
8,265		Forrester Research, Inc	235
105,618	*	Fortinet, Inc	3,292
61,489	*	Gartner, Inc	5,577
118,380	*	Genpact Ltd	2,957
20,054	*	Gigamon, Inc	533
98,592		Global Payments, Inc	6,360
11,456	*,e	Globant S.A.	430
88,947	*,e	Glu Mobile, Inc	216
17,503	*,e	GoDaddy, Inc	561
42,541	*,e	Gogo, Inc	757
55,694	*,e	GrubHub, Inc	1,348
18,192	*	GTT Communications, Inc	310
13,242	*,e	Guidance Software, Inc	80
51,316	*	Guidewire Software, Inc	3,087
17,956		Hackett Group, Inc	289
27,069		Heartland Payment Systems, Inc	2,567
5,610	*	Hortonworks, Inc	123
14,191	*	HubSpot, Inc	799
52,417		IAC/InterActiveCorp	3,148
19,610	*	Imperva, Inc	1,242
41,826	*,e	Infoblox, Inc	769
12,605	*	Interactive Intelligence, Inc	396
40,309	*	Internap Network Services Corp	258
665,410		International Business Machines Corp	91,574
200,684		Intuit, Inc	19,366
36,074		j2 Global, Inc	2,970
58,179		Jack Henry & Associates, Inc	4,541
30,270	*	Jive Software, Inc	124
58,933		King Digital Entertainment plc	1,054
19,259	*	Knot, Inc	309
49,809		Leidos Holdings, Inc	2,802
50,961	*	Limelight Networks, Inc	74
80,906	*	LinkedIn Corp	18,210
44,720	*	Lionbridge Technologies	220
19,090	*	Liquidity Services, Inc	124
40,701	*	Liveperson, Inc	275
18,232	*	LogMeIn, Inc	1,223
13,441	*	Luxoft Holding, Inc	1,037
54,701	*	Manhattan Associates, Inc	3,620
18,418		Mantech International Corp (Class A)	557
25,119		Marchex, Inc (Class B)	98
20,549	*	Marin Software, Inc	74
25,709	*	Marketo, Inc	738
734,581		Mastercard, Inc (Class A)	71,519
24,371	*,e	Match Group, Inc	330
48,838		MAXIMUS, Inc	2,747
73,403		Mentor Graphics Corp	1,352
302

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
5,949,308		Microsoft Corp	$330,067
6,844	*	MicroStrategy, Inc (Class A)	1,227
5,757	*,e	MINDBODY, Inc	87
29,654	*,e	MobileIron, Inc	107
14,483	*	Model N, Inc	162
33,165	*,e	ModusLink Global Solutions, Inc	82
22,389	*	MoneyGram International, Inc	140
29,292		Monotype Imaging Holdings, Inc	692
70,908	*	Monster Worldwide, Inc	406
29,548	*,e	NetSuite, Inc	2,500
42,216	*,e	NeuStar, Inc (Class A)	1,012
4,154	*,e	New Relic, Inc	151
48,579	*	NIC, Inc	956
187,240	*	Nuance Communications, Inc	3,724
19,789	*,e	OPOWER, Inc	209
2,343,471		Oracle Corp	85,607
155,524	*	Pandora Media, Inc	2,086
7,197	*,e	Park City Group, Inc	86
240,713		Paychex, Inc	12,731
23,354	*	Paycom Software, Inc	879
11,222	*	Paylocity Holding Corp	455
898,445	*	PayPal Holdings, Inc	32,524
24,918		Pegasystems, Inc	685
25,493	*	Perficient, Inc	436
8,684	*	PFSweb, Inc	112
38,195	*	Progress Software Corp	917
29,179	*	Proofpoint, Inc	1,897
17,256	*	PROS Holdings, Inc	398
85,331	*	PTC, Inc	2,955
14,350	*	Q2 Holdings, Inc	378
7,729		QAD, Inc (Class A)	159
67,392	*	QLIK Technologies, Inc	2,134
18,223	*	Qualys, Inc	603
20,643	*	QuinStreet, Inc	89
45,152	*,e	Quotient Technology, Inc	308
91,063	*	Rackspace Hosting, Inc	2,306
5,299	*,e	Rapid7, Inc	80
18,038	*	RealNetworks, Inc	77
39,496	*	RealPage, Inc	887
135,645	*	Red Hat, Inc	11,233
6,528		Reis, Inc	155
28,776	*	RetailMeNot, Inc	285
39,806	*	RingCentral, Inc	939
20,141	*,e	Rocket Fuel, Inc	70
65,478	*	Rovi Corp	1,091
18,722	*	Rubicon Project, Inc	308
83,383		Sabre Corp	2,332
485,133	*	Salesforce.com, Inc	38,034
17,304		Sapiens International Corp NV	177
34,016		Science Applications International Corp	1,557
21,075	*	Sciquest, Inc	273
24,634	*	Seachange International, Inc	166
303

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
113,734	*	ServiceNow, Inc	$9,845
46,932	*,e	ServiceSource International LLC	216
14,547	*,e	Shutterstock, Inc	470
26,176	*,e	Silver Spring Networks, Inc	377
49,819	*	SolarWinds, Inc	2,934
49,541		Solera Holdings, Inc	2,716
92,607	*	Splunk, Inc	5,446
12,246	*	SPS Commerce, Inc	860
22,469	*,e	Square, Inc	294
52,847		SS&C Technologies Holdings, Inc	3,608
10,609	*	Stamps.com, Inc	1,163
29,262	*	Sykes Enterprises, Inc	901
503,573		Symantec Corp	10,575
28,696	*	Synchronoss Technologies, Inc	1,011
107,461	*	Synopsys, Inc	4,901
23,254	*	Syntel, Inc	1,052
30,239	*	TA Indigo Holding Corp	274
36,581	*	Tableau Software, Inc	3,447
62,894	*	Take-Two Interactive Software, Inc	2,191
29,444	*	Tangoe, Inc	247
12,153	*	TechTarget, Inc	98
37,654	*	TeleCommunication Systems, Inc (Class A)	187
20,400	*	TeleNav, Inc	116
13,212		TeleTech Holdings, Inc	369
104,965	*	Teradata Corp	2,773
14,409	*,e	Textura Corp	311
71,591	*	TiVo, Inc	618
122,214		Total System Services, Inc	6,086
78,243		Travelport Worldwide Ltd	1,009
6,116	*	Travelzoo, Inc	51
36,314	*,e	TrueCar, Inc	346
10,595	*,e	TubeMogul, Inc	144
418,135	*	Twitter, Inc	9,676
24,991	*	Tyler Technologies, Inc	4,356
21,175	*	Ultimate Software Group, Inc	4,140
38,674	*	Unisys Corp	427
11,210	*	United Online, Inc	132
105,809	*	Vantiv, Inc	5,017
6,363	*,e	Varonis Systems, Inc	120
21,489	*,e	Vasco Data Security International	360
84,224	*	VeriFone Systems, Inc	2,360
45,384	*	Verint Systems, Inc	1,841
73,449	*,e	VeriSign, Inc	6,417
32,131	*,e	VirnetX Holding Corp	83
21,946	*	Virtusa Corp	907
1,438,349		Visa, Inc (Class A)	111,544
60,583	*,e	VMware, Inc (Class A)	3,427
28,678	*,e	WebMD Health Corp (Class A)	1,385
32,723	*	Website Pros, Inc	655
382,980	e	Western Union Co	6,859
28,569	*	WEX, Inc	2,526
14,146	*	Wix.com Ltd	322
304

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
78,368	*	Workday, Inc	$6,244
4,998	*,e	Workiva, Inc	88
8,095	*	Xactly Corp	69
817,071		Xerox Corp	8,685
16,654	*	Xura, Inc	409
694,256	*	Yahoo!, Inc	23,091
47,998	*	Yelp, Inc	1,382
39,804	*	Zendesk, Inc	1,052
32,505	*,e	Zillow Group, Inc	846
65,010	*,e	Zillow Group, Inc (Class C)	1,526
47,197	*	Zix Corp	240
565,694	*	Zynga, Inc	1,516
		TOTAL SOFTWARE & SERVICES	1,949,894

TECHNOLOGY HARDWARE & EQUIPMENT - 5.5%
83,151	*,e	3D Systems Corp	723
39,852		Adtran, Inc	686
16,323	*,e	Aerohive Networks, Inc	83
11,056	*	Agilysys, Inc	110
9,098	*	Alliance Fiber Optic Products, Inc	138
228,592		Amphenol Corp (Class A)	11,939
21,094	*	Anixter International, Inc	1,274
4,233,303		Apple, Inc	445,597
11,231	*,e	Applied Optoelectronics, Inc	193
24,889	*,e	Arista Networks, Inc	1,937
133,254	*	ARRIS Group, Inc	4,074
66,366	*	Arrow Electronics, Inc	3,596
24,161	*,e	Avid Technology, Inc	176
92,405		Avnet, Inc	3,959
34,410		AVX Corp	418
11,475	e	Badger Meter, Inc	672
7,316		Bel Fuse, Inc (Class B)	127
31,469		Belden CDT, Inc	1,500
39,122	*	Benchmark Electronics, Inc	809
12,526		Black Box Corp	119
309,327		Brocade Communications Systems, Inc	2,840
26,799	*	CalAmp Corp	534
28,887	*	Calix Networks, Inc	227
89,647		CDW Corp	3,769
30,668		Checkpoint Systems, Inc	192
91,005	*	Ciena Corp	1,883
3,751,334		Cisco Systems, Inc	101,868
8,964	*,e	Clearfield, Inc	120
64,456		Cognex Corp	2,177
17,685	*	Coherent, Inc	1,151
73,857	*	CommScope Holding Co, Inc	1,912
11,551		Comtech Telecommunications Corp	232
15,682	*	Control4 Corp	114
849,927		Corning, Inc	15,537
29,620	*	Cray, Inc	961
23,637		CTS Corp	417
27,847		Daktronics, Inc	243
305

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
47,853		Diebold, Inc	$1,440
18,652	*	Digi International, Inc	212
36,841		Dolby Laboratories, Inc (Class A)	1,240
13,244	*	DTS, Inc	299
13,533	*	Eastman Kodak Co	170
32,770	*	EchoStar Corp (Class A)	1,282
11,677		Electro Rent Corp	107
35,264	*	Electronics for Imaging, Inc	1,648
1,415,261		EMC Corp	36,344
18,982	*	EMCORE Corp	116
3,943	*	ePlus, Inc	368
79,396	*	Extreme Networks, Inc	324
53,266	*	F5 Networks, Inc	5,165
26,560	*	Fabrinet	633
12,851	*	FARO Technologies, Inc	379
30,706		FEI Co	2,450
76,718	*	Finisar Corp	1,115
30,563	*,e	Fitbit, Inc	904
104,125		Flir Systems, Inc	2,923
25,552	*	GSI Group, Inc	348
67,185	*	Harmonic, Inc	273
91,398		Harris Corp	7,943
1,344,424	*	Hewlett Packard Enterprise Co	20,435
1,344,424		HP, Inc	15,918
39,772	*	II-VI, Inc	738
27,939	*,e	Imation Corp	38
21,661	*	Immersion Corp	253
95,498	*,e	Infinera Corp	1,730
107,218		Ingram Micro, Inc (Class A)	3,257
28,444	*	Insight Enterprises, Inc	715
26,730		InterDigital, Inc	1,311
57,029	*,e	InvenSense, Inc	583
25,418	*,e	IPG Photonics Corp	2,266
28,730	*	Itron, Inc	1,039
43,041	*	Ixia	535
143,551		Jabil Circuit, Inc	3,343
291,880		Juniper Networks, Inc	8,056
125,388	*	Keysight Technologies, Inc	3,552
21,162	*	Kimball Electronics, Inc	233
64,648	*,e	Knowles Corp	862
10,929	*	KVH Industries, Inc	103
45,344		Lexmark International, Inc (Class A)	1,471
16,687		Littelfuse, Inc	1,786
34,637	*	Lumentum Holdings, Inc	763
23,128	*	Mercury Computer Systems, Inc	425
1,988		Mesa Laboratories, Inc	198
28,385		Methode Electronics, Inc	904
126,381		Motorola, Inc	8,651
11,234		MTS Systems Corp	712
6,959	*	Multi-Fineline Electronix, Inc	144
83,376		National Instruments Corp	2,392
125,398	*	NCR Corp	3,067
306

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
216,845		NetApp, Inc	$5,753
26,175	*	Netgear, Inc	1,097
67,850	*	Netscout Systems, Inc	2,083
27,910	*	Newport Corp	443
37,400	*,e	Nimble Storage, Inc	344
29,647	*,e	Novatel Wireless, Inc	50
72,862	*,e	Oclaro, Inc	254
14,702	*	OSI Systems, Inc	1,303
53,646	*	Palo Alto Networks, Inc	9,449
16,460		Park Electrochemical Corp	248
6,868	*	PC Connection, Inc	156
29,009		Plantronics, Inc	1,376
25,402	*	Plexus Corp	887
100,006	*	Polycom, Inc	1,259
21,249	*,e	Pure Storage, Inc	331
65,614	*	QLogic Corp	801
1,106,589		Qualcomm, Inc	55,313
171,155	*,e	Quantum Corp	159
31,179	*	RealD, Inc	329
21,664	*	Rofin-Sinar Technologies, Inc	580
13,791	*	Rogers Corp	711
55,372	*	Ruckus Wireless, Inc	593
153,815		SanDisk Corp	11,688
61,646	*	Sanmina Corp	1,269
21,738	*	Scansource, Inc	700
43,182	*	ShoreTel, Inc	382
25,143	*,e	Silicon Graphics International Corp	148
37,508	*	Sonus Networks, Inc	267
37,383	*,e	Stratasys Ltd	878
27,221	*,e	Super Micro Computer, Inc	667
27,223	*	Synaptics, Inc	2,187
21,522		SYNNEX Corp	1,935
26,973	*	Tech Data Corp	1,790
192,019	*	Trimble Navigation Ltd	4,119
44,290	*	TTM Technologies, Inc	288
22,392	*,e	Ubiquiti Networks, Inc	710
29,474	*	Universal Display Corp	1,605
31,477	*,e	Viasat, Inc	1,920
173,185	*	Viavi Solutions, Inc	1,055
60,568	*,e	Violin Memory, Inc	55
100,754	e	Vishay Intertechnology, Inc	1,214
9,508	*	Vishay Precision Group, Inc	108
165,870		Western Digital Corp	9,961
38,312	*	Zebra Technologies Corp (Class A)	2,668
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	892,603

TELECOMMUNICATION SERVICES - 2.2%
66,124	*	8x8, Inc	757
4,470,855		AT&T, Inc	153,842
7,918		Atlantic Tele-Network, Inc	619
27,406	*	Boingo Wireless, Inc	181
416,899		CenturyTel, Inc	10,489
307

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
149,815	*	Cincinnati Bell, Inc	$539
34,230		Cogent Communications Group, Inc	1,187
38,388	e	Consolidated Communications Holdings, Inc	804
16,551	*,e	Fairpoint Communications, Inc	266
743,607	e	Frontier Communications Corp	3,473
24,304	*	General Communication, Inc (Class A)	481
348,844	*,e	Globalstar, Inc	502
7,568	*	Hawaiian Telcom Holdco, Inc	188
10,513		IDT Corp (Class B)	123
45,794	*,e	inContact, Inc	437
25,073		Inteliquent, Inc	446
20,308	*,e	Intelsat S.A.	85
60,764	*,e	Iridium Communications, Inc	511
213,185	*	Level 3 Communications, Inc	11,589
16,622		Lumos Networks Corp	186
11,759	*	NTELOS Holdings Corp	107
44,329	*	Orbcomm, Inc	321
9,439	*,e	pdvWireless, Inc	260
95,804	*	SBA Communications Corp (Class A)	10,066
18,151		Shenandoah Telecom Co	781
17,224		Spok Holdings, Inc	316
551,084	*,e	Sprint Corp	1,995
6,721	*,e	Straight Path Communications, Inc	115
68,830		Telephone & Data Systems, Inc	1,782
203,125	*	T-Mobile US, Inc	7,946
9,529	*	US Cellular Corp	389
3,002,068		Verizon Communications, Inc	138,756
137,981	*	Vonage Holdings Corp	792
76,638	e	Windstream Holdings, Inc	494
105,945	*	Zayo Group Holdings, Inc	2,817
		TOTAL TELECOMMUNICATION SERVICES	353,642

TRANSPORTATION - 2.1%
40,179	*	Air Transport Services Group, Inc	405
93,230		Alaska Air Group, Inc	7,506
8,403		Allegiant Travel Co	1,410
4,641		Amerco, Inc	1,808
463,817		American Airlines Group, Inc	19,643
19,331		Arkansas Best Corp	413
18,341	*	Atlas Air Worldwide Holdings, Inc	758
78,384	*	Avis Budget Group, Inc	2,845
20,049		Celadon Group, Inc	198
107,766		CH Robinson Worldwide, Inc	6,684
24,453	e	Copa Holdings S.A. (Class A)	1,180
8,672	*	Covenant Transportation Group, Inc	164
731,012		CSX Corp	18,970
600,168		Delta Air Lines, Inc	30,422
15,158	*,e	Eagle Bulk Shipping, Inc	53
21,969	*	Echo Global Logistics, Inc	448
138,241		Expeditors International of Washington, Inc	6,235
207,313		FedEx Corp	30,888
22,919		Forward Air Corp	986
308

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
39,257	*	Genesee & Wyoming, Inc (Class A)	$2,108
34,479	*	Hawaiian Holdings, Inc	1,218
36,950	e	Heartland Express, Inc	629
299,972	*	Hertz Global Holdings, Inc	4,269
26,734	*	Hub Group, Inc (Class A)	881
68,104		J.B. Hunt Transport Services, Inc	4,996
231,738	*	JetBlue Airways Corp	5,249
81,773		Kansas City Southern Industries, Inc	6,106
41,240	*	Kirby Corp	2,170
45,057		Knight Transportation, Inc	1,092
33,557		Landstar System, Inc	1,968
50,509		Macquarie Infrastructure Co LLC	3,667
17,739		Marten Transport Ltd	314
32,238		Matson, Inc	1,374
60,245	e	Navios Maritime Holdings, Inc	105
225,613		Norfolk Southern Corp	19,085
51,170	*	Old Dominion Freight Line	3,023
2,470	*	PAM Transportation Services, Inc	68
6,136		Park-Ohio Holdings Corp	226
17,329	*	Radiant Logistics, Inc	59
43,045	*	Republic Airways Holdings, Inc	169
20,933	*	Roadrunner Transportation Services Holdings, Inc	197
39,438		Ryder System, Inc	2,241
30,068		Safe Bulkers, Inc	24
18,094	*	Saia, Inc	403
11,497	*	Scorpio Bulkers, Inc	114
40,260		Skywest, Inc	766
494,314		Southwest Airlines Co	21,285
53,890	*	Spirit Airlines, Inc	2,147
63,781	*,e	Swift Transportation Co, Inc	881
641,733		Union Pacific Corp	50,183
278,057	*	United Continental Holdings, Inc	15,933
518,852		United Parcel Service, Inc (Class B)	49,929
6,297		Universal Truckload Services, Inc	88
7,128	*	USA Truck, Inc	124
69,158	*	UTI Worldwide, Inc	486
18,831	*,e	Virgin America, Inc	678
34,798		Werner Enterprises, Inc	814
44,920	*	Wesco Aircraft Holdings, Inc	538
52,800	*,e	XPO Logistics, Inc	1,439
23,809	*	YRC Worldwide, Inc	338
		TOTAL TRANSPORTATION	338,400

UTILITIES - 3.0%
35,975	e	Abengoa Yield plc	694
502,237		AES Corp	4,806
88,857		AGL Resources, Inc	5,670
35,666		Allete, Inc	1,813
83,430		Alliant Energy Corp	5,210
179,688		Ameren Corp	7,768
361,395		American Electric Power Co, Inc	21,058
29,456		American States Water Co	1,236
309

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
133,205		American Water Works Co, Inc	$7,959
134,973		Aqua America, Inc	4,022
4,909		Artesian Resources Corp	136
92,825	e	Atlantic Power Corp	183
73,233		Atmos Energy Corp	4,617
41,780	*	Avangrid, Inc	1,604
45,672		Avista Corp	1,615
33,522		Black Hills Corp	1,556
35,650		California Water Service Group	830
276,377	*	Calpine Corp	3,999
318,361		Centerpoint Energy, Inc	5,845
11,590		Chesapeake Utilities Corp	658
46,444		Cleco Corp	2,425
203,302		CMS Energy Corp	7,335
8,405		Connecticut Water Service, Inc	319
216,563		Consolidated Edison, Inc	13,918
10,961	e	Consolidated Water Co, Inc	134
438,500		Dominion Resources, Inc	29,660
131,940		DTE Energy Co	10,580
504,114		Duke Energy Corp	35,989
94,898	*	Dynegy, Inc	1,272
239,987		Edison International	14,210
30,616		El Paso Electric Co	1,179
33,239		Empire District Electric Co	933
132,825		Entergy Corp	9,080
213,620		Eversource Energy	10,910
679,688		Exelon Corp	18,875
47,286		Ferroglobe plc	508
311,936		FirstEnergy Corp	9,898
9,378	e	Genie Energy Ltd	105
114,306		Great Plains Energy, Inc	3,122
79,361		Hawaiian Electric Industries, Inc	2,297
37,236		Idacorp, Inc	2,532
114,807		ITC Holdings Corp	4,506
32,340		Laclede Group, Inc	1,921
144,429		MDU Resources Group, Inc	2,646
26,250		MGE Energy, Inc	1,218
11,759		Middlesex Water Co	312
62,456	e	National Fuel Gas Co	2,670
63,442		New Jersey Resources Corp	2,091
324,782		NextEra Energy, Inc	33,742
234,601		NiSource, Inc	4,577
22,143		Northwest Natural Gas Co	1,121
33,520		NorthWestern Corp	1,818
245,109		NRG Energy, Inc	2,885
21,934	e	NRG Yield, Inc (Class A)	305
25,354	e	NRG Yield, Inc (Class C)	374
147,340		OGE Energy Corp	3,874
39,547		ONE Gas, Inc	1,984
27,707	e	Ormat Technologies, Inc	1,010
27,545		Otter Tail Corp	733
38,404	e	Pattern Energy Group, Inc	803
310

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
187,067		Pepco Holdings, Inc	$4,866
354,104		PG&E Corp	18,835
59,207		Piedmont Natural Gas Co, Inc	3,376
81,970		Pinnacle West Capital Corp	5,285
58,763		PNM Resources, Inc	1,796
58,032		Portland General Electric Co	2,111
481,803		PPL Corp	16,444
374,289		Public Service Enterprise Group, Inc	14,481
130,852		Questar Corp	2,549
104,543		SCANA Corp	6,324
176,260		Sempra Energy	16,570
12,005		SJW Corp	356
49,250		South Jersey Industries, Inc	1,158
662,212		Southern Co	30,985
34,400		Southwest Gas Corp	1,897
62,722	*	Talen Energy Corp	391
170,423		TECO Energy, Inc	4,542
27,892		TerraForm Global, Inc	156
37,840	e	TerraForm Power, Inc	476
128,103		UGI Corp	4,325
10,272		Unitil Corp	369
61,078		Vectren Corp	2,591
15,334	*,e	Vivint Solar, Inc	147
233,695		WEC Energy Group, Inc	11,991
96,665		Westar Energy, Inc	4,100
36,819		WGL Holdings, Inc	2,319
355,639		Xcel Energy, Inc	12,771
9,006		York Water Co	225
		TOTAL UTILITIES	496,586
		TOTAL COMMON STOCKS	16,284,933
		(Cost $9,202,465)

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
15,560	e,m	Magnum Hunter Resources Corp	0
		TOTAL ENERGY	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
10,743	m	Forest Laboratories, Inc CVR	10
6,747	m	Furiex Pharmaceuticals, Inc	0
4,045	m	Omthera Pharmaceuticals, Inc	2
28,951	e,m	Trius Therapeutics, Inc	4
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	16

SOFTWARE & SERVICES - 0.0%
19,206	m	Gerber Scientific, Inc	0
		TOTAL SOFTWARE & SERVICES	0
311

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
TELECOMMUNICATION SERVICES - 0.0%
46,753	m	Leap Wireless International, Inc	$118
		TOTAL TELECOMMUNICATION SERVICES	118

		TOTAL RIGHTS / WARRANTS	134
		(Cost $118)

SHORT-TERM INVESTMENTS - 3.5%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.5%
572,035,124	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	572,035
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	572,035

		TOTAL SHORT-TERM INVESTMENTS	572,035
		(Cost $572,035)

		TOTAL INVESTMENTS - 103.3%	16,857,102
		(Cost $9,774,618)
		OTHER ASSETS & LIABILITIES, NET - (3.3)%	(545,200)
		NET ASSETS - 100.0%	$16,311,902

Abbreviation(s):
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $552,971,000.
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.
312

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND
BOND MARKET ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2015
				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
BANK LOAN OBLIGATIONS - 0.8%

AUTOMOBILES & COMPONENTS - 0.1%
$4,937,500	i	Gates Global LLC	4.250%	07/05/21	$4,620
1,692,308	i	INA Beteiligungsgesellschaft mbH	4.250	05/15/20	1,693
		TOTAL AUTOMOBILES & COMPONENTS			6,313

CAPITAL GOODS - 0.0%
4,237,536	i	TransDigm, Inc	3.750	02/28/20	4,127
		TOTAL CAPITAL GOODS			4,127

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
665,000	i	Staples, Inc	3.500	04/24/21	656
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			656

CONSUMER DURABLES & APPAREL - 0.0%
1,188,000	i	Hanesbrands, Inc	3.250	04/29/22	1,190
		TOTAL CONSUMER DURABLES & APPAREL			1,190

CONSUMER SERVICES - 0.1%
3,775,780	i	1011778 BC ULC	3.750	12/10/21	3,738
3,806,306	i	Hilton Worldwide	3.500	10/26/20	3,796
4,923,858	i	MGM Resorts International	3.500	12/20/19	4,850
		TOTAL CONSUMER SERVICES			12,384

DIVERSIFIED FINANCIALS - 0.0%
3,990,000		DTZ US Borrower LLC	4.250	11/04/21	3,887
4,924,812	i	TransUnion LLC	3.500	04/09/21	4,775
		TOTAL DIVERSIFIED FINANCIALS			8,662

ENERGY - 0.0%
168,582	i	Granite Acquisition, Inc	5.000	12/19/21	150
3,793,103	i	Granite Acquisition, Inc	5.000	12/19/21	3,376
		TOTAL ENERGY			3,526

FOOD & STAPLES RETAILING - 0.0%
5,508,375	i	Albertson’s Holdings LLC	5.500	08/25/21	5,455
		TOTAL FOOD & STAPLES RETAILING			5,455

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
3,568,359	i	Capsugel Holdings US, Inc	3.500	08/01/18	3,497
302,379	i	CHS/Community Health Systems	4.000	01/27/21	297
1,674,500	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	1,665
2,945,866	i	Kinetic Concepts, Inc	4.000	11/04/16	2,883
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			8,342
313

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
MATERIALS - 0.1%
$885,060	i	Eco Services Operations LLC	4.750%	12/04/21	$870
4,678,348	i	Minerals Technologies, Inc	3.768	05/10/21	4,655
3,357,500	i	Solenis International LP	4.250	07/31/21	3,213
		TOTAL MATERIALS			8,738

MEDIA - 0.1%
4,687,500	i	CBS Outdoor Americas Capital LLC	3.000	02/01/21	4,624
4,514,188	i	EMI Music	4.000	08/19/22	4,428
1,798,259	i	Univision Communications, Inc	4.000	03/01/20	1,757
3,029,946	i	Virgin Media Investment Holdings Ltd	3.500	06/30/23	2,963
		TOTAL MEDIA			13,772

RETAILING - 0.0%
695,851	i	Dollar Tree, Inc	3.500	07/06/22	693
845,750	i	PetSmart, Inc	4.250	03/11/22	822
		TOTAL RETAILING			1,515

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
6,000,000	i	Avago Technologies Cayman Finance Ltd	4.250	11/13/22	5,929
5,686,445	i	Avago Technologies Ltd	3.750	05/06/21	5,668
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			11,597

SOFTWARE & SERVICES - 0.1%
3,160,030	i	Activision Blizzard, Inc	3.250	10/11/20	3,151
4,924,812	i	IMS Health, Inc	3.500	03/17/21	4,802
255,395	i	SS&C Technologies Holdings Europe SARL	4.018	07/08/22	253
1,735,426	i	SS&C Technologies Holdings, Inc	4.007	07/08/22	1,720
		TOTAL SOFTWARE & SERVICES			9,926

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
1,221,938	i	CommScope, Inc	3.827	12/29/22	1,212
4,727,456	i	NXP BV	3.250	01/11/20	4,661
400,000	i	NXP BV	3.750	12/07/20	398
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			6,271

UTILITIES - 0.0%
193,500	i	Calpine Corp	4.000	10/09/19	188
		TOTAL UTILITIES			188

		TOTAL BANK LOAN OBLIGATIONS			102,662
		(Cost $104,600)

BONDS - 96.6%

CORPORATE BONDS - 35.1%

AUTOMOBILES & COMPONENTS - 0.2%
4,050,000		Delphi Automotive plc	3.150	11/19/20	4,045
1,000,000	g	Gates Global LLC	6.000	07/15/22	720
13,950,000		Johnson Controls, Inc	4.625	07/02/44	11,823
8,675,000		Magna International, Inc	3.625	06/15/24	8,482
1,500,000		Magna International, Inc	4.150	10/01/25	1,528
314

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$350,000	g	ZF North America Capital, Inc	4.000%	04/29/20	$353
175,000	g	ZF North America Capital, Inc	4.500	04/29/22	171
350,000	g	ZF North America Capital, Inc	4.750	04/29/25	333
		TOTAL AUTOMOBILES & COMPONENTS			27,455

BANKS - 6.7%
3,100,000	g	Akbank TAS	4.000	01/24/20	2,991
2,300,000	g	Akbank TAS	5.125	03/31/25	2,140
2,500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	2,500
5,000,000	g	Banco Nacional de Comercio Exterior SNC	4.375	10/14/25	4,937
4,350,000		Bancolombia S.A.	5.950	06/03/21	4,486
1,500,000	g	Bank Nederlandse Gemeenten	1.375	03/19/18	1,498
3,000,000	g	Bank Nederlandse Gemeenten	1.875	06/11/19	3,015
5,000,000	g	Bank Nederlandse Gemeenten	2.625	04/28/21	5,104
15,175,000		Bank of America Corp	3.750	07/12/16	15,365
18,550,000		Bank of America Corp	5.300	03/15/17	19,297
8,525,000		Bank of America Corp	6.000	09/01/17	9,072
9,000,000		Bank of America Corp	2.600	01/15/19	9,030
17,000,000		Bank of America Corp	2.625	10/19/20	16,794
16,500,000		Bank of America Corp	4.000	01/22/25	16,166
12,050,000		Bank of America Corp	3.950	04/21/25	11,735
10,200,000		Bank of America Corp	3.875	08/01/25	10,355
6,075,000		Bank of America Corp	4.750	04/21/45	5,839
25,000,000		Bank of Nova Scotia	2.125	09/11/19	24,976
5,850,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	5,891
5,450,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	5,424
7,100,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	6,999
8,075,000		Barclays plc	2.750	11/08/19	8,045
13,300,000		Barclays plc	3.650	03/16/25	12,782
5,190,000	g	BBVA Banco Continental S.A.	3.250	04/08/18	5,190
3,200,000		Branch Banking & Trust Co	2.300	10/15/18	3,232
11,850,000		Capital One Bank USA NA	2.950	07/23/21	11,732
4,500,000		Capital One Bank USA NA	3.375	02/15/23	4,406
8,425,000		Citigroup, Inc	1.300	11/15/16	8,405
12,725,000		Citigroup, Inc	3.300	04/27/25	12,498
13,175,000		Citigroup, Inc	4.400	06/10/25	13,313
20,350,000		Citigroup, Inc	4.450	09/29/27	20,229
10,000,000	i	Citigroup, Inc	5.350	12/30/49	9,475
6,875,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	6,960
8,650,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	9,020
10,275,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250	08/04/45	10,767
4,825,000	g	Credit Agricole S.A.	2.500	04/15/19	4,850
3,300,000	g	Credit Agricole S.A.	2.750	06/10/20	3,318
9,425,000		Discover Bank	3.100	06/04/20	9,451
5,980,000		Eksportfinans ASA	2.375	05/25/16	5,984
12,850,000		Fifth Third Bancorp	2.375	04/25/19	12,894
8,700,000	g	HSBC Bank plc	1.500	05/15/18	8,605
7,350,000	g	HSBC Bank plc	4.125	08/12/20	7,830
7,000,000		HSBC Holdings plc	4.250	03/14/24	7,032
3,925,000		HSBC Holdings plc	4.250	08/18/25	3,896
5,000,000		HSBC USA, Inc	1.625	01/16/18	4,976
4,300,000		HSBC USA, Inc	2.375	11/13/19	4,283
12,700,000		HSBC USA, Inc	2.350	03/05/20	12,556
315

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,800,000	g	Industrial & Commercial Bank of China Ltd	4.875%	09/21/25	$2,832
24,175,000		JPMorgan Chase & Co	2.750	06/23/20	24,288
17,000,000		JPMorgan Chase & Co	3.875	02/01/24	17,486
13,950,000		JPMorgan Chase & Co	3.900	07/15/25	14,367
3,750,000	i	JPMorgan Chase & Co	5.150	12/30/49	3,544
2,700,000		KeyBank NA	2.500	12/15/19	2,705
13,125,000		KeyBank NA	2.250	03/16/20	12,981
15,650,000		KeyBank NA	3.300	06/01/25	15,479
4,475,000	g	Macquarie Bank Ltd	2.600	06/24/19	4,471
9,950,000		Manufacturers & Traders Trust Co	2.100	02/06/20	9,774
1,500,000	g,i	Oversea-Chinese Banking Corp Ltd	4.000	10/15/24	1,526
2,325,000	g	PKO Finance AB	4.630	09/26/22	2,424
10,400,000		PNC Bank NA	2.200	01/28/19	10,435
11,475,000		PNC Bank NA	2.250	07/02/19	11,529
17,000,000		PNC Bank NA	2.600	07/21/20	17,000
10,950,000		PNC Bank NA	2.700	11/01/22	10,650
17,395,000		PNC Bank NA	2.950	01/30/23	16,876
6,000,000		PNC Financial Services Group, Inc	3.900	04/29/24	6,146
4,900,000	g,i	Rabobank Nederland NV	11.000	12/30/49	6,049
12,000,000		Royal Bank of Canada	1.200	09/19/17	11,944
11,300,000		Royal Bank of Canada	2.200	07/27/18	11,393
40,000,000		Royal Bank of Canada	1.875	02/05/20	39,272
15,000,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	14,835
13,100,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	13,059
13,700,000	g	Societe Generale S.A.	4.750	11/24/25	13,260
13,700,000	g	Societe Generale S.A.	5.625	11/24/45	13,116
3,800,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	3,850
6,650,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	6,614
4,025,000		Sumitomo Mitsui Banking Corp	3.650	07/23/25	4,067
5,700,000		SunTrust Banks, Inc	2.750	05/01/23	5,453
50,000,000	g	Toronto-Dominion Bank	1.500	03/13/17	50,082
7,650,000		Toronto-Dominion Bank	1.125	05/02/17	7,625
13,300,000	g	Toronto-Dominion Bank	1.950	04/02/20	13,088
13,700,000		Toronto-Dominion Bank	2.500	12/14/20	13,694
1,325,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	1,316
1,700,000	g	Turkiye Halk Bankasi AS.	4.750	06/04/19	1,679
2,350,000	g	Turkiye Is Bankasi	3.750	10/10/18	2,304
2,775,000	g	Turkiye Is Bankasi	5.500	04/21/19	2,826
7,100,000		Union Bank NA	2.125	06/16/17	7,144
5,700,000		UnionBanCal Corp	3.500	06/18/22	5,782
17,650,000		US Bank NA	2.800	01/27/25	17,186
10,000,000	g	Westpac Banking Corp	1.850	11/26/18	9,977
10,850,000		Westpac Banking Corp	2.250	01/17/19	10,879
17,125,000		Westpac Banking Corp	2.600	11/23/20	17,118
		TOTAL BANKS			893,468

CAPITAL GOODS - 0.7%
5,700,000		Caterpillar Financial Services Corp	3.250	12/01/24	5,656
6,675,000	g	CRH America, Inc	3.875	05/18/25	6,633
8,000,000		Deere & Co	2.600	06/08/22	7,892
2,075,000		Eaton Corp	4.000	11/02/32	1,977
2,200,000		Embraer Netherlands Finance BV	5.050	06/15/25	2,002
1,500,000	g	Gold Fields Orogen Holding BVI Ltd	4.875	10/07/20	1,117
316

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,300,000	g	Huntington Ingalls Industries, Inc	5.000%	12/15/21	$1,324
4,250,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	4,161
6,000,000		John Deere Capital Corp	1.700	01/15/20	5,848
9,375,000		John Deere Capital Corp	3.400	09/11/25	9,509
8,350,000		Lockheed Martin Corp	2.500	11/23/20	8,321
5,200,000		Lockheed Martin Corp	3.550	01/15/26	5,227
1,332,405	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	293
1,785,200	g	Odebrecht Offshore Drilling Finance Ltd	6.750	10/01/22	411
4,925,000		Rockwell Automation, Inc	2.050	03/01/20	4,883
4,995,000		Rockwell Automation, Inc	2.875	03/01/25	4,872
1,250,000	g	Schaeffler Finance BV	4.750	05/15/21	1,256
2,075,000		Textron, Inc	3.875	03/01/25	2,036
12,950,000		Timken Co	3.875	09/01/24	12,228
7,000,000	g	TSMC Global Ltd	1.625	04/03/18	6,861
		TOTAL CAPITAL GOODS			92,507

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
2,105,000		21st Century Fox America, Inc	7.625	11/30/28	2,654
1,578,000		21st Century Fox America, Inc	6.550	03/15/33	1,798
3,575,000		21st Century Fox America, Inc	6.650	11/15/37	4,154
3,800,000		21st Century Fox America, Inc	6.900	08/15/39	4,493
1,425,000		ADT Corp	4.125	04/15/19	1,466
1,425,000		ADT Corp	6.250	10/15/21	1,488
1,250,000		AECOM	5.750	10/15/22	1,288
4,875,000		AECOM	5.875	10/15/24	4,973
7,175,000		Air Lease Corp	3.875	04/01/21	7,211
11,750,000	g	Daimler Finance North America LLC	3.300	05/19/25	11,394
7,250,000		Fluor Corp	3.500	12/15/24	7,245
10,290,000		Republic Services, Inc	3.800	05/15/18	10,660
5,375,000		Republic Services, Inc	3.550	06/01/22	5,492
6,625,000		Republic Services, Inc	3.200	03/15/25	6,379
2,000,000		United Rentals North America, Inc	4.625	07/15/23	1,995
13,700,000		Visa, Inc	2.200	12/14/20	13,690
9,250,000		Visa, Inc	3.150	12/14/25	9,270
7,150,000		Waste Management, Inc	2.600	09/01/16	7,199
15,050,000		Waste Management, Inc	2.900	09/15/22	14,777
2,000,000		Waste Management, Inc	3.900	03/01/35	1,870
2,225,000		Waste Management, Inc	4.100	03/01/45	2,068
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			121,564

CONSUMER DURABLES & APPAREL - 0.2%
9,600,000		DR Horton, Inc	3.750	03/01/19	9,600
3,000,000		Lennar Corp	4.500	11/15/19	3,051
2,875,000		Newell Rubbermaid, Inc	3.900	11/01/25	2,595
6,900,000		PVH Corp	4.500	12/15/22	6,745
2,625,000		Whirlpool Corp	3.700	03/01/23	2,642
		TOTAL CONSUMER DURABLES & APPAREL			24,633

CONSUMER SERVICES - 1.0%
4,000,000	g	1011778 BC / New Red Fin	6.000	04/01/22	4,120
16,000,000		Amherst College	4.100	11/01/45	16,024
2,475,000		GLP Capital LP	4.375	11/01/18	2,450
5,000,000		Johns Hopkins University	4.083	07/01/53	4,904
317

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$8,000,000		President and Fellows of Harvard College	3.529%	10/01/31	$7,773
14,250,000		President and Fellows of Harvard College	3.619	10/01/37	13,870
11,650,000	g	SABMiller Holdings, Inc	3.750	01/15/22	11,983
6,475,000		Service Corp International	5.375	05/15/24	6,669
800,000	g	Six Flags Entertainment Corp	5.250	01/15/21	810
40,000,000		Stanford University	4.013	05/01/42	40,071
21,000,000		University of Chicago	4.151	10/01/45	20,883
		TOTAL CONSUMER SERVICES			129,557

DIVERSIFIED FINANCIALS - 5.0%
3,875,000		Abbey National Treasury Services plc	4.000	04/27/16	3,911
2,000,000		American Express Centurion Bank	6.000	09/13/17	2,142
5,550,000		American Express Credit Corp	2.250	08/15/19	5,551
9,750,000		American Express Credit Corp	2.375	05/26/20	9,679
2,150,000	g,i	Armor Re Ltd	4.243	12/15/16	2,146
6,250,000	i	Bank of New York Mellon Corp (Step Bond)	1.969	06/20/17	6,284
4,125,000		Bank of New York Mellon Corp	5.450	05/15/19	4,553
11,550,000	g	Bayer US Finance LLC	2.375	10/08/19	11,560
8,100,000	g	Bayer US Finance LLC	3.375	10/08/24	8,161
6,650,000	g	BBVA Bancomer S.A.	6.750	09/30/22	7,315
2,100,000	g,i	BBVA Bancomer S.A.	5.350	11/12/29	2,058
10,680,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	10,721
24,600,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	24,684
2,800,000	g	Comcel Trust	6.875	02/06/24	2,156
3,700,000		Countrywide Financial Corp	6.250	05/15/16	3,762
7,175,000		Credit Suisse	2.300	05/28/19	7,183
5,675,000		Credit Suisse	3.000	10/29/21	5,655
7,225,000	g	Credit Suisse Group Funding Guernsey Ltd	3.800	09/15/22	7,222
10,250,000	g	Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	9,903
6,500,000	g	Credit Suisse Group Funding Guernsey Ltd	4.875	05/15/45	6,410
2,000,000	g	Export-Import Bank of China	2.850	09/16/20	1,991
10,000,000	g	FMR LLC	4.950	02/01/33	10,432
11,425,000	g	FMR LLC	5.150	02/01/43	12,090
6,660,000		Ford Motor Credit Co LLC	4.250	02/03/17	6,805
3,340,000		Ford Motor Credit Co LLC	6.625	08/15/17	3,560
6,600,000		Ford Motor Credit Co LLC	2.375	03/12/19	6,508
13,600,000		Ford Motor Credit Co LLC	3.157	08/04/20	13,559
16,975,000		Ford Motor Credit Co LLC	3.200	01/15/21	16,861
35,825,000		Ford Motor Credit Co LLC	4.134	08/04/25	35,716
20,383,000	g	GE Capital International Funding Co	2.342	11/15/20	20,234
17,389,000	g	GE Capital International Funding Co	3.373	11/15/25	17,707
4,978,000	g	GE Capital International Funding Co	4.418	11/15/35	5,082
6,680,000		General Electric Capital Corp	3.100	01/09/23	6,780
1,432,000		General Electric Capital Corp	5.875	01/14/38	1,753
108,000		General Electric Capital Corp	6.875	01/10/39	147
4,911,000		General Motors Financial Co, Inc	3.500	07/10/19	4,928
3,158,000		General Motors Financial Co, Inc	3.200	07/13/20	3,109
3,900,000		General Motors Financial Co, Inc	4.375	09/25/21	3,957
5,000,000		General Motors Financial Co, Inc	3.450	04/10/22	4,799
11,075,000		Goldman Sachs Group, Inc	2.375	01/22/18	11,171
8,525,000		Goldman Sachs Group, Inc	2.750	09/15/20	8,521
7,800,000		Goldman Sachs Group, Inc	3.625	01/22/23	7,892
13,575,000		Goldman Sachs Group, Inc	3.500	01/23/25	13,352
318

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$6,425,000		Goldman Sachs Group, Inc	4.250%	10/21/25	$6,380
7,675,000		Goldman Sachs Group, Inc	4.800	07/08/44	7,624
10,550,000		Goldman Sachs Group, Inc	5.150	05/22/45	10,241
4,375,000		Goldman Sachs Group, Inc	4.750	10/21/45	4,345
5,425,000	g	Hyundai Capital America	2.600	03/19/20	5,331
2,750,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	2,801
1,425,000		Icahn Enterprises LP	4.875	03/15/19	1,412
1,725,000		Icahn Enterprises LP	5.875	02/01/22	1,686
4,800,000	g	ICICI Bank Ltd	3.500	03/18/20	4,837
9,250,000		International Lease Finance Corp	5.750	05/15/16	9,377
8,400,000		International Lease Finance Corp	3.875	04/15/18	8,463
3,200,000		International Lease Finance Corp	5.875	04/01/19	3,392
5,000,000		International Lease Finance Corp	5.875	08/15/22	5,325
1,625,000		Legg Mason, Inc	2.700	07/15/19	1,621
2,400,000		Legg Mason, Inc	3.950	07/15/24	2,362
4,000,000	g	Lukoil International Finance BV	3.416	04/24/18	3,895
1,550,000	g	LUKOIL International Finance BV	4.563	04/24/23	1,389
21,500,000		Morgan Stanley	1.875	01/05/18	21,478
8,825,000		Morgan Stanley	2.650	01/27/20	8,804
19,950,000		Morgan Stanley	2.800	06/16/20	20,021
9,475,000		Morgan Stanley	3.750	02/25/23	9,711
24,800,000		Morgan Stanley	3.700	10/23/24	24,922
9,300,000		Morgan Stanley	4.000	07/23/25	9,585
8,000,000		Morgan Stanley	4.350	09/08/26	8,031
7,000,000		Morgan Stanley	3.950	04/23/27	6,797
7,750,000		Morgan Stanley	6.375	07/24/42	9,577
3,300,000	g	Nacional Financiera SNC	3.375	11/05/20	3,268
3,800,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	4,637
6,500,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	6,527
5,000,000	g	Nederlandse Waterschapsbank NV	1.875	04/14/22	4,859
4,000,000	g	Reliance Holdings USA	4.500	10/19/20	4,237
45,073,055		Tagua Leasing LLC	1.900	07/12/24	44,296
6,800,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	6,737
3,375,000		Unilever Capital Corp	3.100	07/30/25	3,423
9,025,000		Wells Fargo & Co	2.550	12/07/20	8,980
6,650,000		Wells Fargo & Co	3.900	05/01/45	6,131
		TOTAL DIVERSIFIED FINANCIALS			650,512

ENERGY - 2.5%
7,950,000		Anadarko Petroleum Corp	5.950	09/15/16	8,169
2,445,000		Anadarko Petroleum Corp	6.950	06/15/19	2,671
2,850,000		Apache Corp	4.750	04/15/43	2,448
1,900,000		Apache Corp	4.250	01/15/44	1,521
6,650,000		Ashland, Inc	4.750	08/15/22	6,467
16,500,000		BP Capital Markets plc	1.375	05/10/18	16,265
13,300,000		BP Capital Markets plc	2.315	02/13/20	13,109
690,000		California Resources Corp	5.000	01/15/20	246
3,129,000	g	California Resources Corp	8.000	12/15/22	1,647
478,000		California Resources Corp	6.000	11/15/24	146
16,975,000		Chevron Corp	2.419	11/17/20	16,891
8,395,000		Cimarex Energy Co	4.375	06/01/24	7,451
5,475,000		Concho Resources, Inc	5.500	04/01/23	5,064
4,190,000		Continental Resources, Inc	5.000	09/15/22	3,090
319

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,500,000		Devon Energy Corp	5.850%	12/15/25	$3,404
1,750,000		Dynegy, Inc	6.750	11/01/19	1,645
1,600,000		Ecopetrol S.A.	4.125	01/16/25	1,280
5,000,000		Ecopetrol S.A.	5.375	06/26/26	4,262
3,250,000		Enbridge Energy Partners LP	5.200	03/15/20	3,293
3,375,000		Enbridge Energy Partners LP	4.375	10/15/20	3,294
6,800,000		Enbridge Energy Partners LP	5.875	10/15/25	6,554
3,375,000		EnCana Corp	6.500	02/01/38	2,698
8,300,000		Energy Transfer Equity LP	5.500	06/01/27	6,308
10,450,000		Enterprise Products Operating LLC	3.750	02/15/25	9,564
7,500,000		Enterprise Products Operating LLC	5.100	02/15/45	6,277
2,250,000		Exterran Partners LP	6.000	10/01/22	1,834
2,739,000		Husky Energy, Inc	3.950	04/15/22	2,539
1,900,000	g	Indo Energy Finance II BV	6.375	01/24/23	781
1,000,000	g	KMG Finance Sub BV	6.375	04/09/21	1,029
5,530,000		Marathon Petroleum Corp	3.500	03/01/16	5,546
7,825,000		Noble Energy, Inc	5.875	06/01/22	7,444
1,850,000		Noble Energy, Inc	5.250	11/15/43	1,493
3,050,000		Noble Holding International Ltd	4.000	03/16/18	2,762
6,000,000		Noble Holding International Ltd	3.950	03/15/22	3,968
10,850,000		ONE Gas, Inc	2.070	02/01/19	10,790
3,500,000		ONE Gas, Inc	3.610	02/01/24	3,564
800,000		Pemex Project Funding Master Trust	5.750	03/01/18	833
3,900,000		Pemex Project Funding Master Trust	6.625	06/15/35	3,486
2,000,000	g	Pertamina Persero PT	4.875	05/03/22	1,918
1,300,000	g	Pertamina Persero PT	4.300	05/20/23	1,182
1,850,000	i	Petrobras Global Finance BV	1.990	05/20/16	1,804
1,700,000		Petrobras Global Finance BV	3.250	03/17/17	1,572
2,000,000	i	Petrobras Global Finance BV	2.461	01/15/19	1,520
8,950,000		Petrobras Global Finance BV	3.000	01/15/19	6,802
16,600,000		Petrobras Global Finance BV	4.875	03/17/20	12,450
3,000,000		Petrobras International Finance Co	3.500	02/06/17	2,805
2,900,000		Petroleos Mexicanos	8.000	05/03/19	3,193
1,500,000		Petroleos Mexicanos	4.875	01/24/22	1,444
14,000,000		Petroleos Mexicanos	1.950	12/20/22	13,898
7,490,000		Petroleos Mexicanos	2.000	12/20/22	7,449
5,000,000		Petroleos Mexicanos	3.500	01/30/23	4,362
2,180,000		Petroleos Mexicanos	5.500	06/27/44	1,640
1,400,000	g	Petroleos Mexicanos	5.625	01/23/46	1,071
1,895,833		Petroleum Co of Trinidad & Tobago Ltd	6.000	05/08/22	1,754
614,000		Pioneer Natural Resources Co	7.500	01/15/20	652
8,675,000		Pioneer Natural Resources Co	3.450	01/15/21	8,013
6,850,000		Pioneer Natural Resources Co	4.450	01/15/26	6,169
10,575,000		Plains All American Pipeline LP	3.600	11/01/24	8,488
2,674,000		Precision Drilling Trust	6.625	11/15/20	2,086
1,250,000		Questar Market Resources, Inc	6.875	03/01/21	1,025
3,335,000		Range Resources Corp	5.000	08/15/22	2,493
1,425,000		Regency Energy Partners LP	5.875	03/01/22	1,343
2,300,000		Sabine Pass LNG LP	6.500	11/01/20	2,231
6,000,000		Shell International Finance BV	2.375	08/21/22	5,748
4,900,000		Southwestern Energy Co	4.050	01/23/20	3,552
2,075,000		Statoil ASA	1.200	01/17/18	2,055
5,300,000		Statoil ASA	2.450	01/17/23	5,026
320

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$8,875,000		Statoil ASA	4.250%	11/23/41	$8,366
3,500,000		Talisman Energy, Inc	3.750	02/01/21	3,175
2,000,000	g	Targa Resources Partners LP	5.000	01/15/18	1,850
2,000,000		Tesoro Corp	5.125	04/01/24	1,990
1,000,000		Total Capital International S.A.	1.000	01/10/17	997
3,400,000		TransCanada PipeLines Ltd	5.850	03/15/36	3,496
2,750,000	i	TransCanada PipeLines Ltd	6.350	05/15/67	2,076
800,000	g	Ultra Petroleum Corp	5.750	12/15/18	192
2,750,000	g	Ultra Petroleum Corp	6.125	10/01/24	626
1,000,000		Vale Overseas Ltd	4.375	01/11/22	757
2,760,000		Vale Overseas Ltd	6.875	11/21/36	1,929
2,490,000		Whiting Petroleum Corp	5.750	03/15/21	1,815
1,050,000		WPX Energy, Inc	7.500	08/01/20	851
850,000		WPX Energy, Inc	8.250	08/01/23	680
2,400,000		WPX Energy, Inc	5.250	09/15/24	1,584
		TOTAL ENERGY			323,962

FOOD & STAPLES RETAILING - 0.5%
19,700,000		CVS Health Corp	2.800	07/20/20	19,797
4,600,000		CVS Health Corp	3.375	08/12/24	4,554
17,300,000		CVS Health Corp	3.875	07/20/25	17,659
4,900,000		Ingles Markets, Inc	5.750	06/15/23	4,888
10,750,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	10,734
11,775,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	11,433
		TOTAL FOOD & STAPLES RETAILING			69,065

FOOD, BEVERAGE & TOBACCO - 0.9%
4,916,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	4,123
14,775,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	14,222
3,620,000		ConAgra Foods, Inc	3.200	01/25/23	3,483
3,000,000	g	Corp Lindley S.A.	4.625	04/12/23	2,955
9,400,000		Diageo Capital plc	2.625	04/29/23	9,088
2,435,000	g	Embotelladora Andina S.A.	5.000	10/01/23	2,509
5,600,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	5,228
6,050,000		General Mills, Inc	2.200	10/21/19	6,052
3,525,000	g	Grupo Bimbo SAB de C.V.	4.500	01/25/22	3,612
4,115,000		Mead Johnson Nutrition Co	4.900	11/01/19	4,426
3,650,000		Mead Johnson Nutrition Co	3.000	11/15/20	3,651
3,075,000		Mondelez International, Inc	4.125	02/09/16	3,083
6,200,000		Mondelez International, Inc	4.000	02/01/24	6,395
680,000		PepsiCo, Inc	7.900	11/01/18	797
15,850,000		PepsiCo, Inc	2.750	04/30/25	15,385
11,175,000		PepsiCo, Inc	4.450	04/14/46	11,535
2,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	2,025
6,850,000	g	Pernod-Ricard S.A.	4.250	07/15/22	7,036
8,125,000		Philip Morris International, Inc	3.375	08/11/25	8,224
1,600,000		Philip Morris International, Inc	6.375	05/16/38	2,018
3,650,000		Tyson Foods, Inc	3.950	08/15/24	3,748
2,150,000		Tyson Foods, Inc	4.875	08/15/34	2,193
		TOTAL FOOD, BEVERAGE & TOBACCO			121,788

HEALTH CARE EQUIPMENT & SERVICES - 1.1%
3,900,000		Becton Dickinson & Co	1.750	11/08/16	3,920
321

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,425,000		Becton Dickinson & Co	3.734%	12/15/24	$2,447
5,775,000		Becton Dickinson & Co	4.685	12/15/44	5,826
1,000,000		CHS/Community Health Systems	5.125	08/01/21	995
3,800,000		Covidien International Finance S.A.	3.200	06/15/22	3,810
6,850,000		Express Scripts Holding Co	3.900	02/15/22	7,039
4,000,000	g	Fresenius Medical Care Capital Trust	5.625	07/31/19	4,310
4,500,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	4,815
4,560,000		HCA, Inc	6.500	02/15/20	4,968
4,575,000		HCA, Inc	5.875	03/15/22	4,827
13,825,000		Keysight Technologies, Inc	4.550	10/30/24	13,292
2,775,000		Laboratory Corp of America Holdings	2.625	02/01/20	2,741
4,650,000		Laboratory Corp of America Holdings	3.600	02/01/25	4,487
10,450,000		McKesson Corp	4.883	03/15/44	10,450
8,450,000		Medtronic, Inc	3.500	03/15/25	8,550
9,625,000		Medtronic, Inc	4.625	03/15/45	9,924
7,100,000		Owens & Minor, Inc	3.875	09/15/21	7,072
8,325,000		Quest Diagnostics, Inc	3.500	03/30/25	8,044
2,000,000		Tenet Healthcare Corp	4.375	10/01/21	1,930
6,125,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	6,159
2,700,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	2,700
3,100,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	3,094
4,325,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	4,212
10,100,000		Zimmer Holdings, Inc	2.700	04/01/20	9,977
10,975,000		Zimmer Holdings, Inc	3.550	04/01/25	10,670
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			146,259

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
7,175,000		Clorox Co	3.800	11/15/21	7,478
4,900,000		Clorox Co	3.500	12/15/24	4,893
10,200,000		Colgate-Palmolive Co	4.000	08/15/45	10,223
4,525,000		Ecolab, Inc	1.450	12/08/17	4,482
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			27,076

INSURANCE - 1.8%
1,925,000		Aetna, Inc	6.625	06/15/36	2,307
6,200,000		Allstate Corp	3.150	06/15/23	6,199
6,200,000		Allstate Corp	4.500	06/15/43	6,299
7,825,000		American International Group, Inc	2.300	07/16/19	7,760
19,230,000		Children’s Hospital Medic	4.268	05/15/44	18,808
3,750,000		Chubb Corp	6.000	05/11/37	4,597
1,390,000		Cigna Corp	5.125	06/15/20	1,517
6,900,000		Cigna Corp	4.500	03/15/21	7,324
4,900,000		Cigna Corp	3.250	04/15/25	4,812
21,975,000	g	Five Corners Funding Trust	4.419	11/15/23	22,944
2,800,000		Lincoln National Corp	7.000	06/15/40	3,512
2,200,000	g,i	Merna Reinsurance IV Ltd	2.663	04/08/16	2,199
7,675,000		MetLife, Inc	6.750	06/01/16	7,851
2,000,000		MetLife, Inc	4.368	09/15/23	2,148
10,000,000		MetLife, Inc	3.000	03/01/25	9,617
9,500,000		MetLife, Inc	4.721	12/15/44	9,702
6,050,000		MetLife, Inc	4.050	03/01/45	5,605
6,600,000	i	MetLife, Inc	5.250	12/30/49	6,716
2,825,000		Principal Financial Group, Inc	1.850	11/15/17	2,827
322

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$5,000,000		Progressive Corp	3.750%	08/23/21	$5,287
8,050,000		Prudential Financial, Inc	7.375	06/15/19	9,342
8,000,000		Prudential Financial, Inc	5.400	06/13/35	8,703
7,775,000		Prudential Financial, Inc	5.100	08/15/43	8,100
4,025,000	i	Prudential Financial, Inc	5.200	03/15/44	3,886
13,150,000	i	Prudential Financial, Inc	5.375	05/15/45	13,134
3,000,000	g	Prudential Funding LLC	6.750	09/15/23	3,541
2,425,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	2,343
6,100,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	5,757
4,250,000		Travelers Cos, Inc	5.800	05/15/18	4,642
6,650,000		UnitedHealth Group, Inc	3.750	07/15/25	6,862
13,600,000		UnitedHealth Group, Inc	4.750	07/15/45	14,312
6,750,000		WellPoint, Inc	3.125	05/15/22	6,627
7,850,000		WellPoint, Inc	4.625	05/15/42	7,413
7,000,000		Willis Group Holdings plc	4.125	03/15/16	7,038
2,400,000		WR Berkley Corp	5.375	09/15/20	2,638
		TOTAL INSURANCE			242,369

MATERIALS - 1.3%
6,630,000		Air Products & Chemicals, Inc	4.375	08/21/19	7,084
675,000		Alcoa, Inc	5.125	10/01/24	614
3,975,000	g	Anglo American Capital plc	3.625	05/14/20	2,822
1,365,000		Ball Corp	5.000	03/15/22	1,392
3,034,000		Barrick Gold Corp	4.100	05/01/23	2,603
3,417,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	3,096
2,500,000	g	Blue Cube Spinco, Inc	9.750	10/15/23	2,697
1,425,000	g	Blue Cube Spinco, Inc	10.000	10/15/25	1,568
1,300,000		Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	1,288
2,300,000	g	Cemex Finance LLC	6.000	04/01/24	1,972
200,000	g	Cemex SAB de C.V.	5.700	01/11/25	167
3,175,000		CF Industries, Inc	7.125	05/01/20	3,584
3,550,000		Corning, Inc	1.450	11/15/17	3,520
1,550,000	g	Corp Nacional del Cobre de Chile	5.625	10/18/43	1,387
800,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	783
1,600,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	1,538
1,475,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	1,325
2,400,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	09/16/25	2,260
1,275,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.875	11/04/44	1,017
5,645,000		Crown Americas LLC	6.250	02/01/21	5,829
1,390,000		Crown Americas LLC	4.500	01/15/23	1,359
1,000,000		Eastman Chemical Co	5.500	11/15/19	1,089
5,450,000		Eastman Chemical Co	3.800	03/15/25	5,281
1,700,000		Fibria Overseas Finance Ltd	5.250	05/12/24	1,615
8,775,000	g	Georgia-Pacific LLC	2.539	11/15/19	8,728
5,375,000	g	Glencore Funding LLC	2.125	04/16/18	4,777
28,950,000	g	Glencore Funding LLC	2.500	01/15/19	24,173
6,450,000	g	Glencore Funding LLC	4.625	04/29/24	4,671
6,650,000	g	Glencore Funding LLC	4.000	04/16/25	4,622
1,825,000	g	GTL Trade Finance, Inc	5.893	04/29/24	1,296
19,093,000		International Paper Co	4.750	02/15/22	20,397
2,800,000	g	Klabin Finance S.A.	5.250	07/16/24	2,492
3,000,000		LyondellBasell Industries NV	5.000	04/15/19	3,191
5,425,000		LyondellBasell Industries NV	4.625	02/26/55	4,399
323

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$6,840,000		Nucor Corp	4.000%	08/01/23	$6,634
3,800,000	g	OCP S.A.	5.625	04/25/24	3,856
2,860,000	g	Owens-Brockway Glass Container, Inc	5.375	01/15/25	2,796
3,150,000		Packaging Corp of America	3.650	09/15/24	3,063
4,550,000		Rio Tinto Finance USA plc	2.250	12/14/18	4,437
5,000,000		Rock Tenn Co	3.500	03/01/20	5,052
3,000,000		Rock Tenn Co	4.000	03/01/23	3,011
665,000	g	Sealed Air Corp	6.500	12/01/20	733
1,370,000	g	Sealed Air Corp	5.250	04/01/23	1,397
1,675,000		Steel Dynamics, Inc	5.125	10/01/21	1,549
4,625,000		Teck Resources Ltd	2.500	02/01/18	3,515
3,200,000		Teck Resources Ltd	3.750	02/01/23	1,480
2,000,000	g	Union Andina de Cementos SAA	5.875	10/30/21	1,930
		TOTAL MATERIALS			174,089

MEDIA - 1.9%
6,750,000		CBS Corp	2.300	08/15/19	6,676
3,500,000		CBS Corp	4.000	01/15/26	3,415
3,450,000		CBS Corp	4.600	01/15/45	2,960
11,150,000	g	CCO Safari II LLC	3.579	07/23/20	11,086
8,295,000	g	CCO Safari II LLC	4.464	07/23/22	8,266
13,900,000	g	CCO Safari II LLC	4.908	07/23/25	13,886
1,000,000		Cinemark USA, Inc	5.125	12/15/22	993
4,275,000		Cinemark USA, Inc	4.875	06/01/23	4,168
26,000,000		Comcast Corp	4.250	01/15/33	25,548
6,600,000		Comcast Corp	4.600	08/15/45	6,682
8,800,000		DIRECTV Holdings LLC	4.450	04/01/24	9,039
2,050,000		DISH DBS Corp	5.000	03/15/23	1,778
2,430,000	g	Gannett Co, Inc	4.875	09/15/21	2,436
2,925,000	g	Gannett Co, Inc	5.500	09/15/24	2,925
825,000		Grupo Televisa S.A.	6.000	05/15/18	883
4,800,000		Grupo Televisa SAB	4.625	01/30/26	4,743
2,675,000		Grupo Televisa SAB	5.000	05/13/45	2,298
1,850,000		Lamar Media Corp	5.875	02/01/22	1,943
2,000,000		Lamar Media Corp	5.000	05/01/23	2,025
2,000,000		Lamar Media Corp	5.375	01/15/24	2,060
7,250,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	7,252
7,700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	7,696
10,350,000		NBC Universal Media LLC	2.875	01/15/23	10,279
8,035,000		Nielsen Finance LLC	4.500	10/01/20	8,156
4,650,000		Outfront Media Capital LLC	5.250	02/15/22	4,755
6,600,000		Scripps Networks Interactive, Inc	2.800	06/15/20	6,439
3,275,000	g	Sky plc	2.625	09/16/19	3,261
3,500,000		Starz LLC	5.000	09/15/19	3,544
5,675,000		Time Warner Cable, Inc	5.875	11/15/40	5,377
4,075,000		Time Warner Cable, Inc	4.500	09/15/42	3,198
20,550,000		Time Warner, Inc	2.100	06/01/19	20,440
19,575,000		Time Warner, Inc	3.600	07/15/25	19,064
3,825,000		Time Warner, Inc	6.500	11/15/36	4,331
7,100,000		Time Warner, Inc	4.650	06/01/44	6,512
1,600,000	g	Time, Inc	5.750	04/15/22	1,464
7,000,000	g	Univision Communications, Inc	5.125	05/15/23	6,738
5,400,000		Viacom, Inc	2.500	12/15/16	5,411
324

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,000,000		Viacom, Inc	3.500%	04/01/17	$3,053
7,375,000		Viacom, Inc	5.850	09/01/43	6,618
1,525,000	g	Virgin Media Finance plc	6.000	10/15/24	1,521
		TOTAL MEDIA			248,919

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
16,950,000		AbbVie, Inc	2.500	05/14/20	16,782
7,125,000		Actavis Funding SCS	3.000	03/12/20	7,119
12,800,000		Actavis Funding SCS	3.800	03/15/25	12,736
4,600,000		Amgen, Inc	2.200	05/22/19	4,595
6,600,000		Amgen, Inc	4.400	05/01/45	6,111
7,500,000		Biogen, Inc	2.900	09/15/20	7,484
7,450,000		Celgene Corp	2.875	08/15/20	7,397
11,575,000		Celgene Corp	3.875	08/15/25	11,538
650,000	g	Endo Finance LLC	6.000	02/01/25	640
3,575,000		Gilead Sciences, Inc	2.350	02/01/20	3,578
6,850,000		Gilead Sciences, Inc	3.500	02/01/25	6,908
9,850,000		Gilead Sciences, Inc	3.650	03/01/26	9,938
4,100,000	g	Mylan NV	3.750	12/15/20	4,104
3,725,000		Mylan, Inc	2.550	03/28/19	3,676
20,550,000		Novartis Capital Corp	3.000	11/20/25	20,258
13,700,000		Novartis Capital Corp	4.000	11/20/45	13,406
2,925,000		Perrigo Co plc	4.000	11/15/23	2,862
12,200,000		Perrigo Finance plc	3.500	12/15/21	11,865
9,725,000		Perrigo Finance plc	3.900	12/15/24	9,388
2,850,000		Perrigo Finance plc	4.900	12/15/44	2,572
8,000,000	g	Roche Holdings, Inc	3.350	09/30/24	8,192
13,850,000	g	Roche Holdings, Inc	3.000	11/10/25	13,691
3,075,000		Zoetis, Inc	3.450	11/13/20	3,079
2,900,000		Zoetis, Inc	4.500	11/13/25	2,941
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			190,860

REAL ESTATE - 1.2%
5,575,000		Brandywine Operating Partnership LP	4.100	10/01/24	5,390
4,500,000		Brixmor Operating Partnership LP	3.875	08/15/22	4,480
5,825,000		Brixmor Operating Partnership LP	3.850	02/01/25	5,664
3,965,000		Camden Property Trust	4.625	06/15/21	4,222
3,000,000		Camden Property Trust	2.950	12/15/22	2,879
5,175,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	5,179
3,450,000		DDR Corp	3.625	02/01/25	3,257
3,250,000		DDR Corp	4.250	02/01/26	3,170
6,800,000		Developers Diversified Realty Corp	4.750	04/15/18	7,114
3,460,000		Developers Diversified Realty Corp	7.875	09/01/20	4,141
2,075,000		Equinix, Inc	4.875	04/01/20	2,157
2,250,000		Equinix, Inc	5.375	01/01/22	2,306
2,750,000		Equity One, Inc	3.750	11/15/22	2,656
2,754,000		Essex Portfolio LP	3.375	01/15/23	2,702
2,775,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,061
1,625,000		Healthcare Realty Trust, Inc	3.750	04/15/23	1,591
6,600,000		Healthcare Realty Trust, Inc	3.875	05/01/25	6,389
3,700,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	3,648
3,550,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	3,443
1,600,000		Highwoods Realty LP	5.850	03/15/17	1,668
325

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,775,000		Host Hotels & Resorts LP	4.500%	02/01/26	$1,752
9,205,000		Kilroy Realty LP	3.800	01/15/23	9,125
3,050,000		Kilroy Realty LP	4.375	10/01/25	3,090
2,800,000		Kimco Realty Corp	3.400	11/01/22	2,775
3,600,000		Mid-America Apartments LP	4.300	10/15/23	3,691
5,525,000		Mid-America Apartments LP	3.750	06/15/24	5,415
4,300,000		Mid-America Apartments LP	4.000	11/15/25	4,272
3,600,000		National Retail Properties, Inc	3.800	10/15/22	3,612
5,425,000		National Retail Properties, Inc	3.300	04/15/23	5,223
2,575,000		National Retail Properties, Inc	4.000	11/15/25	2,530
169,000		Regency Centers LP	5.875	06/15/17	178
7,225,000		Regency Centers LP	3.900	11/01/25	7,211
3,040,000		Simon Property Group LP	10.350	04/01/19	3,731
1,300,000	g	Trust F	5.250	01/30/26	1,264
1,255,000	g	Trust F/1401	5.250	12/15/24	1,246
4,100,000		Ventas Realty LP	4.125	01/15/26	4,087
1,170,000		Weingarten Realty Investors	3.375	10/15/22	1,142
4,800,000		Weingarten Realty Investors	3.500	04/15/23	4,667
3,025,000		Weingarten Realty Investors	4.450	01/15/24	3,102
3,950,000		Weingarten Realty Investors	3.850	06/01/25	3,834
13,175,000		Welltower, Inc	4.000	06/01/25	12,962
		TOTAL REAL ESTATE			160,026

RETAILING - 0.5%
600,000	g	Asbury Automotive Group, Inc	6.000	12/15/24	619
4,150,000		AutoNation, Inc	3.350	01/15/21	4,136
4,425,000		AutoZone, Inc	3.250	04/15/25	4,282
2,500,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	1,884
8,725,000		Home Depot, Inc	3.350	09/15/25	8,921
4,200,000	g	L Brands, Inc	6.875	11/01/35	4,315
3,150,000		Limited Brands, Inc	7.000	05/01/20	3,552
13,700,000		Macy’s Retail Holdings, Inc	3.450	01/15/21	13,626
8,315,000		O’Reilly Automotive, Inc	4.625	09/15/21	8,863
4,550,000		O’Reilly Automotive, Inc	3.800	09/01/22	4,608
2,475,000		QVC, Inc	5.125	07/02/22	2,467
4,400,000		QVC, Inc	4.375	03/15/23	4,178
5,050,000	g	Rolls-Royce plc	2.375	10/14/20	4,938
1,850,000	g	Rolls-Royce plc	3.625	10/14/25	1,813
2,725,000		Tiffany & Co	3.800	10/01/24	2,687
		TOTAL RETAILING			70,889

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
11,600,000		Intel Corp	3.700	07/29/25	12,000
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			12,000

SOFTWARE & SERVICES - 0.7%
3,000,000		Baidu, Inc	3.000	06/30/20	2,967
20,350,000		Fidelity National Information Services, Inc	3.625	10/15/20	20,624
11,500,000		Fidelity National Information Services, Inc	5.000	03/15/22	11,953
13,850,000		Microsoft Corp	3.125	11/03/25	13,930
3,075,000		NCR Corp	4.625	02/15/21	2,929
525,000		NCR Corp	5.875	12/15/21	517
1,650,000	g	Open Text Corp	5.625	01/15/23	1,633
326

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$16,625,000		Oracle Corp	2.500%	05/15/22	$16,328
10,800,000		Oracle Corp	2.950	05/15/25	10,545
6,600,000		Oracle Corp	4.125	05/15/45	6,247
900,000	g	Sixsigma Networks Mexico S.A. de C.V.	8.250	11/07/21	859
		TOTAL SOFTWARE & SERVICES			88,532

TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
3,475,000		Amphenol Corp	3.125	09/15/21	3,438
1,975,000		CC Holdings GS V LLC	2.381	12/15/17	1,977
625,000	g	CommScope, Inc	4.375	06/15/20	630
1,600,000	g	CommScope, Inc	5.000	06/15/21	1,534
2,600,000	g	CommScope, Inc	5.500	06/15/24	2,470
3,300,000		General Electric Co	5.250	12/06/17	3,524
4,075,000		General Electric Co	4.125	10/09/42	3,980
581,000		Hewlett-Packard Co	3.750	12/01/20	577
1,840,000	g	International Game Technology	5.625	02/15/20	1,812
1,610,000	g	International Game Technology	6.250	02/15/22	1,505
1,610,000	g	International Game Technology	6.500	02/15/25	1,417
1,075,000	g	Millicom International Cellular S.A.	6.000	03/15/25	914
3,125,000	g	NXP BV	3.750	06/01/18	3,141
5,000,000		Scientific Games International, Inc	6.250	09/01/20	2,350
1,219,000		Seagate HDD Cayman	4.750	06/01/23	1,067
3,450,000	g	Seagate HDD Cayman	4.875	06/01/27	2,649
525,000	g	Sensata Technologies BV	5.625	11/01/24	537
5,050,000		Tyco Electronics Group S.A.	2.375	12/17/18	5,044
6,669,000		Tyco Electronics Group S.A.	3.500	02/03/22	6,790
700,000		Zebra Technologies Corp	7.250	10/15/22	731
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			46,087

TELECOMMUNICATION SERVICES - 1.6%
4,600,000		Alibaba Group Holding Ltd	2.500	11/28/19	4,494
4,350,000		American Tower Corp	3.500	01/31/23	4,255
21,350,000		AT&T, Inc	1.400	12/01/17	21,252
9,650,000		AT&T, Inc	2.450	06/30/20	9,507
8,200,000		AT&T, Inc	2.625	12/01/22	7,779
12,100,000		AT&T, Inc	3.400	05/15/25	11,631
12,875,000		AT&T, Inc	4.500	05/15/35	11,909
4,525,000		AT&T, Inc	4.750	05/15/46	4,142
4,400,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	4,555
5,525,000		British Telecommunications plc	1.625	06/28/16	5,532
4,000,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	4,025
4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	5,549
3,625,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	3,692
1,500,000	g	ENTEL Chile S.A.	4.875	10/30/24	1,440
4,900,000	g	ENTEL Chile S.A.	4.750	08/01/26	4,584
2,025,000		Intelsat Jackson Holdings S.A.	5.500	08/01/23	1,590
3,500,000	g	Oi S.A.	5.750	02/10/22	1,592
3,950,000		Orange S.A.	5.500	02/06/44	4,188
2,050,000	g	SES	3.600	04/04/23	1,997
825,000		Sprint Corp	7.250	09/15/21	615
11,100,000		Telefonica Emisiones SAU	3.992	02/16/16	11,130
11,850,000		Telefonica Emisiones SAU	4.570	04/27/23	12,431
2,325,000		T-Mobile USA, Inc	6.375	03/01/25	2,348
327

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,500,000	g	Turk Telekomunikasyon AS.	4.875%	06/19/24	$1,419
9,275,000		Verizon Communications, Inc	3.450	03/15/21	9,494
5,625,000		Verizon Communications, Inc	4.150	03/15/24	5,784
20,500,000		Verizon Communications, Inc	4.400	11/01/34	18,914
25,920,000		Verizon Communications, Inc	4.272	01/15/36	23,396
549,000		Verizon Communications, Inc	6.000	04/01/41	593
10,550,000		Verizon Communications, Inc	3.850	11/01/42	8,622
5,321,000		Verizon Communications, Inc	4.672	03/15/55	4,616
		TOTAL TELECOMMUNICATION SERVICES			213,075

TRANSPORTATION - 1.1%
2,600,000	g	Adani Ports & Special Economic Zone Ltd	3.500	07/29/20	2,563
6,125,000	g	AP Moeller-Maersk A.S.	2.550	09/22/19	6,064
5,850,000	g	AP Moeller-Maersk A.S.	3.750	09/22/24	5,679
5,730,000	g	Asciano Finance Ltd	5.000	04/07/18	5,900
1,000,000	g	Bombardier, Inc	5.500	09/15/18	918
1,075,000	g	Bombardier, Inc	4.750	04/15/19	884
4,500,000		Burlington Northern Santa Fe LLC	4.550	09/01/44	4,346
9,200,000		Canadian Pacific Railway Co	2.900	02/01/25	8,661
3,125,000		Canadian Pacific Railway Co	4.800	08/01/45	3,039
11,000,000		CSX Corp	3.350	11/01/25	10,690
3,000,000		CSX Corp	4.100	03/15/44	2,717
3,900,000	g	ERAC USA Finance LLC	3.300	10/15/22	3,839
4,150,000	g	ERAC USA Finance LLC	5.625	03/15/42	4,454
5,400,000		FedEx Corp	3.200	02/01/25	5,257
4,500,000		FedEx Corp	4.100	02/01/45	4,007
6,311,000		GATX Corp	1.250	03/04/17	6,248
7,150,000		GATX Corp	2.500	07/30/19	7,038
4,425,000		GATX Corp	3.250	03/30/25	4,091
5,900,000		GATX Corp	5.200	03/15/44	5,631
6,650,000		GATX Corp	4.500	03/30/45	5,675
17,344,000	g	Kansas City Southern	2.350	05/15/20	16,751
9,075,000	g	Kansas City Southern	4.950	08/15/45	8,880
3,750,000	g	Latam Airlines Group S.A.	7.250	06/09/20	3,347
9,950,000		Norfolk Southern Corp	4.450	06/15/45	9,369
2,625,000		Northrop Grumman Corp	1.750	06/01/18	2,604
2,975,000		Southwest Airlines Co	2.750	11/06/19	2,999
3,500,000	g	TTX Co	3.600	01/15/25	3,469
		TOTAL TRANSPORTATION			145,120

UTILITIES - 3.3%
1,250,000	i	AES Corp	3.414	06/01/19	1,147
6,225,000		AES Corp	4.875	05/15/23	5,447
1,500,000		AES Corp	5.500	03/15/24	1,339
8,475,000		AGL Capital Corp	3.875	11/15/25	8,529
2,125,000		AGL Capital Corp	4.400	06/01/43	1,912
5,150,000		Alabama Power Co	3.550	12/01/23	5,301
3,475,000		Alabama Power Co	4.150	08/15/44	3,302
15,000,000		American Electric Power Co, Inc	1.650	12/15/17	14,889
6,000,000		American Electric Power Co, Inc	2.950	12/15/22	5,930
5,850,000		AmeriGas Finance LLC	3.750	05/01/21	5,865
2,000,000		AmeriGas Finance LLC	7.000	05/20/22	1,935
3,000,000		AmeriGas Partners LP	6.250	08/20/19	2,880
328

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$5,500,000		Atmos Energy Corp	8.500%	03/15/19	$6,448
8,350,000		Atmos Energy Corp	4.125	10/15/44	7,996
4,800,000		Berkshire Hathaway Energy Co	3.500	02/01/25	4,760
6,225,000		Black Hills Corp	4.250	11/30/23	6,360
4,750,000		Carolina Power & Light Co	5.300	01/15/19	5,219
2,750,000		Carolina Power & Light Co	5.700	04/01/35	3,206
3,670,000		CenterPoint Energy Resources Corp	4.500	01/15/21	3,854
3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	3,927
5,000,000	g	CEZ AS.	4.250	04/03/22	5,296
2,500,000		CMS Energy Corp	5.050	02/15/18	2,641
4,675,000		CMS Energy Corp	3.600	11/15/25	4,649
4,200,000		Commonwealth Edison Co	5.900	03/15/36	5,066
2,750,000		Connecticut Light & Power Co	5.500	02/01/19	3,020
7,500,000		Consolidated Edison Co of New York, Inc	4.500	12/01/45	7,592
5,775,000		Dominion Gas Holdings LLC	4.600	12/15/44	5,372
1,400,000		Duke Energy Carolinas LLC	4.300	06/15/20	1,515
1,450,000		Duke Energy Ohio, Inc	3.800	09/01/23	1,515
7,100,000	g,i	Electricite de France	5.625	12/30/49	6,752
13,350,000	g	Electricite de France S.A.	2.350	10/13/20	13,145
13,350,000	g	Electricite de France S.A.	3.625	10/13/25	13,057
3,000,000	g	Empresa Electrica Angamos S.A.	4.875	05/25/29	2,676
2,875,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	2,501
7,675,000	g	Exelon Corp	3.950	06/15/25	7,669
5,525,000	g	Exelon Corp	5.100	06/15/45	5,512
2,250,000		Ferrellgas Partners LP	6.500	05/01/21	1,912
2,750,000		Ferrellgas Partners LP	6.750	01/15/22	2,317
6,250,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	6,339
2,000,000		Florida Power Corp	6.400	06/15/38	2,556
3,000,000		Georgia Power Co	5.400	06/01/40	3,161
2,050,000	g	Hrvatska Elektroprivreda	5.875	10/23/22	2,071
5,000,000		Indiana Michigan Power Co	7.000	03/15/19	5,668
2,725,000		Integrys Energy Group, Inc	4.170	11/01/20	2,879
1,350,000	g	Israel Electric Corp Ltd	6.700	02/10/17	1,409
3,000,000	g	Israel Electric Corp Ltd	5.625	06/21/18	3,159
1,300,000	g	Israel Electric Corp Ltd	5.000	11/12/24	1,325
1,000,000	g	Kansas Gas & Electric	6.700	06/15/19	1,141
2,825,000		Kinder Morgan, Inc	9.000	02/01/19	3,039
1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	1,519
1,375,000	g	Korea Hydro & Nuclear Power Co Ltd	2.375	10/28/19	1,361
5,000,000		LG&E and KU Energy LLC	3.750	11/15/20	5,165
12,500,000		Mercy Health	3.382	11/01/25	12,127
9,800,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	9,549
8,250,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	7,724
4,240,000	g	MPLX LP	5.500	02/15/23	3,710
3,800,000		MPLX LP	4.000	02/15/25	3,195
2,800,000		Nevada Power Co	6.500	08/01/18	3,108
3,335,000		Nevada Power Co	5.450	05/15/41	3,745
3,500,000		NiSource Finance Corp	4.800	02/15/44	3,555
3,375,000		Northeast Utilities	1.450	05/01/18	3,320
2,000,000		NRG Energy, Inc	6.250	05/01/24	1,680
2,500,000		NTPC Ltd	5.625	07/14/21	2,712
1,000,000		NTPC Ltd	4.750	10/03/22	1,043
7,100,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	6,987
329

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,280,000		Oncor Electric Delivery Co LLC	5.250%	09/30/40	$1,321
8,170,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	7,830
1,325,000		Oncor Electric Delivery Co LLC	3.750	04/01/45	1,101
3,900,000		Pacific Gas & Electric Co	8.250	10/15/18	4,533
5,850,000		Pacific Gas & Electric Co	4.250	03/15/46	5,664
4,500,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	4,304
2,375,000	g	PLA Administradora Industrial S de RL de C.V.	5.250	11/10/22	2,310
750,000		Potomac Electric Power Co	7.900	12/15/38	1,096
6,925,000		PPL Capital Funding, Inc	4.200	06/15/22	7,209
2,000,000		PPL Electric Utilities Corp	3.000	09/15/21	2,031
3,825,000		Progress Energy, Inc	7.050	03/15/19	4,340
8,800,000		Public Service Co of Oklahoma	5.150	12/01/19	9,624
2,640,000		Public Service Electric & Gas Co	5.300	05/01/18	2,853
2,940,000		QEP Resources, Inc	5.375	10/01/22	2,117
5,550,000		Sempra Energy	2.875	10/01/22	5,373
15,000,000		Smith College	4.620	07/01/45	15,600
7,825,000		Southern Power Co	4.150	12/01/25	7,816
5,800,000	g	SP PowerAssets Ltd	3.250	11/24/25	5,861
6,600,000		Spectra Energy Partners LP	4.500	03/15/45	5,071
3,250,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	3,039
3,875,000	g	Transurban Finance Co Pty Ltd	4.125	02/02/26	3,812
3,680,000		Virginia Electric and Power Co	2.950	01/15/22	3,704
1,900,000		WEC Energy Group, Inc	3.550	06/15/25	1,911
5,075,000		Williams Partners LP	3.600	03/15/22	3,993
7,250,000		Williams Partners LP	4.500	11/15/23	5,872
6,000,000		Williams Partners LP	4.900	01/15/45	3,819
4,125,000		Wisconsin Power & Light Co	4.100	10/15/44	4,016
14,000,000	g	WPD Investment Holdings Ltd	3.900	05/01/16	14,056
2,890,000		Xcel Energy, Inc	4.800	09/15/41	2,903
		TOTAL UTILITIES			438,879

		TOTAL CORPORATE BONDS			4,658,691
		(Cost $4,720,382)

GOVERNMENT BONDS - 48.0%

AGENCY SECURITIES - 1.9%
13,208,839		AMAL Ltd	3.465	08/21/21	13,771
5,656,787		Export Lease Ten Co LLC	1.650	05/07/25	5,459
5,000,000		International Bank for Reconstruction & Development	0.500	04/15/16	5,003
19,285,000		Lutheran Medical Center	1.982	02/20/30	18,414
69,887		National Credit Union Administration	1.840	10/07/20	70
13,155,145		Premier Aircraft Leasing	3.576	02/06/22	13,771
15,000,000		Private Export Funding Corp (PEFCO)	2.125	07/15/16	15,089
34,000,000		PEFCO	1.375	02/15/17	34,069
17,000,000		PEFCO	5.450	09/15/17	18,184
10,000,000		PEFCO	2.250	12/15/17	10,166
5,000,000		PEFCO	4.375	03/15/19	5,407
7,240,000		PEFCO	1.450	08/15/19	7,097
27,750,000		PEFCO	2.250	03/15/20	27,959
35,000,000		PEFCO	4.300	12/15/21	38,433
30,000,000		PEFCO	2.050	11/15/22	28,806
1,681,250		Totem Ocean Trailer Express, Inc	4.514	12/18/19	1,765
330

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$9,000,000		Ukraine Government AID Bonds	1.844%	05/16/19	$8,976
	13,545,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	13,954
	3,000,000		US Department of Housing and Urban Development (HUD)	5.380	08/01/18	3,085
			TOTAL AGENCY SECURITIES			269,478

FOREIGN GOVERNMENT BONDS - 4.9%
	15,000,000		African Development Bank	1.375	12/17/18	14,975
	2,250,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	1,947
	7,000,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	5,268
BRL	5,750,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	1,157
	$1,210,000		Brazilian Government International Bond	5.875	01/15/19	1,234
	2,750,000		Brazilian Government International Bond	4.250	01/07/25	2,214
	825,000		Brazilian Government International Bond	7.125	01/20/37	712
	2,000,000		Brazilian Government International Bond	5.625	01/07/41	1,450
	5,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	5,004
	1,850,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	1,835
	4,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	02/12/22	3,898
	25,275,000		Canada Government International Bond	0.875	02/14/17	25,256
	5,410,000		Colombia Government International Bond	4.375	07/12/21	5,437
	1,775,000		Colombia Government International Bond	2.625	03/15/23	1,559
COP	1,666,000,000		Colombia Government International Bond	4.375	03/21/23	438
	$3,000,000		Colombia Government International Bond	4.500	01/28/26	2,865
	1,500,000		Colombia Government International Bond	6.125	01/18/41	1,448
	3,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	2,931
	5,100,000	g	Croatia Government International Bond	6.375	03/24/21	5,416
	3,825,000	g	Croatia Government International Bond	5.500	04/04/23	3,883
DOP	63,500,000	g	Dominican Republic International Bond	10.000	01/05/17	1,397
	$1,625,000	g	Dominican Republic International Bond	5.500	01/27/25	1,564
	4,200,000	g	Ecuador Government International Bond	10.500	03/24/20	3,381
	3,275,000	g	Egypt Government International Bond	5.875	06/11/25	2,838
	1,100,000	g	El Salvador Government International Bond	7.650	06/15/35	938
	10,000,000		European Investment Bank	2.500	04/15/21	10,206
	3,500,000		European Investment Bank	4.875	02/15/36	4,352
	3,800,000		Export-Import Bank of Korea	2.250	01/21/20	3,742
	3,000,000		Federative Republic of Brazil	6.000	01/17/17	3,082
	2,550,000	g	Gabonese Republic	6.950	06/16/25	2,028
	3,800,000		Hungary Government International Bond	5.750	11/22/23	4,252
	40,200,000		Hydro Quebec	1.375	06/19/17	40,286
	400,000	g	Indonesia Government International Bond	4.125	01/15/25	383
	4,350,000	g	Indonesia Government International Bond	5.950	01/08/46	4,283
	5,310,000		Italy Government International Bond	6.875	09/27/23	6,524
	1,900,000	g,i	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	1,689
	4,000,000		Jamaica Government International Bond	7.875	07/28/45	3,890
	4,575,000	g	Kazakhstan Government International Bond	5.125	07/21/25	4,509
	3,000,000	g	Kazakhstan Government International Bond	6.500	07/21/45	2,949
	18,750,000		KFW	2.625	01/25/22	19,244
	4,500,000	g	Kommunalbanken AS.	1.375	06/08/17	4,509
	5,800,000	g,i	Kommunalbanken AS.	0.550	02/20/18	5,790
	7,700,000	g	Kommunalbanken AS.	1.625	01/15/20	7,630
	2,600,000	g	Kommunalbanken AS.	2.125	02/11/25	2,492
	5,000,000	g	Kommuninvest I Sverige AB	2.000	11/12/19	5,037
	2,400,000		Korea Development Bank	1.500	01/22/18	2,378
	2,600,000		Korea Development Bank	2.500	03/11/20	2,611
331

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$6,000,000	g	Korea Housing Finance Corp	1.625%	09/15/18	$5,909
	6,682,000		Landwirtschaftliche Rentenbank	2.000	01/13/25	6,435
	5,250,000	g	Lithuania Government International Bond	6.625	02/01/22	6,274
MXN	56,500,000		Mexican Bonos	5.750	03/05/26	3,146
	$1,000,000		Mexico Government International Bond	5.625	01/15/17	1,039
	7,297,000		Mexico Government International Bond	4.000	10/02/23	7,392
	1,150,000	g	Morocco Government International Bond	4.250	12/11/22	1,139
	1,000,000	g	Municipality Finance plc	1.750	05/21/19	1,001
	3,325,000	g	Namibia International Bonds	5.250	10/29/25	3,092
	3,995,000	g	Nigeria Government International Bond	6.375	07/12/23	3,516
	43,950,000		North American Development Bank	2.400	10/26/22	43,482
	2,500,000	g	Pakistan Government International Bond	8.250	09/30/25	2,540
	1,175,000		Panama Government International Bond	5.200	01/30/20	1,275
	3,000,000		Panama Government International Bond	4.000	09/22/24	3,000
	4,850,000		Panama Government International Bond	3.750	03/16/25	4,753
	600,000		Panama Government International Bond	4.300	04/29/53	511
	1,000,000		Peruvian Government International Bond	7.125	03/30/19	1,139
	2,675,000		Peruvian Government International Bond	4.125	08/25/27	2,622
	1,250,000		Peruvian Government International Bond	6.550	03/14/37	1,444
	3,775,000		Philippine Government International Bond	4.200	01/21/24	4,089
	2,500,000		Philippine Government International Bond	5.000	01/13/37	2,914
	2,980,000		Philippine Government International Bond	3.950	01/20/40	3,015
	8,017,000		Poland Government International Bond	5.125	04/21/21	8,925
	1,000,000		Poland Government International Bond	4.000	01/22/24	1,052
	25,000,000	g	Province of Alberta Canada	1.000	06/21/17	24,952
	21,000,000		Province of British Columbia Canada	1.200	04/25/17	21,023
	15,000,000		Province of British Columbia Canada	2.000	10/23/22	14,572
	20,750,000		Province of Manitoba Canada	1.750	05/30/19	20,634
	10,000,000		Province of Manitoba Canada	3.050	05/14/24	10,175
	20,000,000		Province of New Brunswick Canada	2.750	06/15/18	20,530
	24,000,000		Province of Ontario Canada	2.300	05/10/16	24,116
	2,250,000		Province of Quebec Canada	5.125	11/14/16	2,328
	8,835,000		Province of Quebec Canada	4.625	05/14/18	9,469
	22,500,000		Province of Quebec Canada	3.500	07/29/20	23,799
	10,000,000		Province of Quebec Canada	2.750	08/25/21	10,123
	6,000,000		Province of Quebec Canada	7.500	09/15/29	8,635
	2,300,000	g	Republic of Angola	9.500	11/12/25	2,139
	2,675,000	g	Republic of Azerbaijan International Bond	4.750	03/18/24	2,495
	5,000,000	g	Republic of Latvia	5.250	02/22/17	5,227
	5,000,000	g	Republic of Paraguay	4.625	01/25/23	4,850
	1,835,000	g	Republic of Paraguay	6.100	08/11/44	1,752
	1,150,000	g	Republic of Serbia	5.875	12/03/18	1,210
	1,235,857	i	Republic of Serbia	6.750	11/01/24	1,257
	4,500,000		Republic of Turkey	7.500	07/14/17	4,814
	50,000		Republic of Turkey	6.000	01/14/41	51
	1,500,000	g	Republic of Zambia	5.375	09/20/22	1,082
	4,250,000	g	Russian Foreign Bond - Eurobond	4.875	09/16/23	4,318
	200,000	g	Russian Foreign Bond - Eurobond	5.625	04/04/42	189
	3,985,000	g	Slovenia Government International Bond	5.500	10/26/22	4,448
	2,000,000	g	Slovenia Government International Bond	5.250	02/18/24	2,208
	1,300,000	g	Socialist Republic of Vietnam	6.750	01/29/20	1,425
ZAR	121,524,000		South Africa Government Bond	8.250	09/15/17	7,833
	$1,002,000		South Africa Government International Bond	6.875	05/27/19	1,071
332

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,500,000		South Africa Government International Bond	5.500%	03/09/20	$3,592
2,875,000		South Africa Government International Bond	5.875	09/16/25	2,939
2,375,000		South Africa Government International Bond	5.375	07/24/44	2,138
3,100,000	g	Sri Lanka Government International Bond	6.850	11/03/25	2,920
4,000,000		Svensk Exportkredit AB	1.125	04/05/18	3,969
4,000,000		Svensk Exportkredit AB	1.750	08/28/20	3,930
12,000,000		Turkey Government International Bond	6.750	04/03/18	12,912
4,000,000		Turkey Government International Bond	3.250	03/23/23	3,664
5,750,000		Turkey Government International Bond	5.750	03/22/24	6,075
715,476		Uruguay Government International Bond	4.500	08/14/24	726
2,352,945		Uruguay Government International Bond	4.375	10/27/27	2,312
3,750,000		Uruguay Government International Bond	5.100	06/18/50	3,234
2,000,000	g	Vietnam Government International Bond	4.800	11/19/24	1,921
2,000,000	g	Zambia Government International Bond	8.970	07/30/27	1,577
		TOTAL FOREIGN GOVERNMENT BONDS			649,249

MORTGAGE BACKED - 21.9%
7,904,637		Federal Home Loan Mortgage Corp (FHLMC)	3.500	08/15/34	8,132
10,531,933		FHLMC	3.000	01/15/41	10,783
31,380,596		FHLMC	3.000	09/15/42	31,285
5,641,468	i	FHLMC	0.681	10/15/42	5,663
17,311,576	i	FHLMC	0.681	07/15/45	17,365
86,304,585		Federal Home Loan Mortgage Corp (FHLMC)	3.500	10/01/45	89,132
44,374		FGLMC	6.500	12/01/16	45
78,691		FGLMC	7.000	10/01/20	83
15,698		FGLMC	7.000	05/01/23	18
207,380		FGLMC	6.000	10/01/23	233
142,271		FGLMC	6.000	11/01/23	160
37,662		FGLMC	8.000	01/01/31	43
56,000,000	h	FGLMC	3.000	01/15/31	57,696
41,000,000	h	FGLMC	3.500	01/15/31	42,848
78,276		FGLMC	7.000	12/01/31	81
5,876		FGLMC	7.000	01/01/32	6
53,532		FGLMC	8.000	02/01/32	55
1,141,655		FGLMC	4.500	07/01/33	1,235
1,556,117		FGLMC	5.500	12/01/33	1,755
2,481,354		FGLMC	5.500	12/01/33	2,756
7,113,816		FGLMC	7.000	12/01/33	8,384
8,692,642		FGLMC	5.000	01/01/34	9,660
3,201,465		FGLMC	4.500	10/01/34	3,463
1,486,249		FGLMC	4.500	04/01/35	1,605
2,559,201		FGLMC	7.000	05/01/35	3,046
491,847		FGLMC	5.000	02/01/36	540
10,820		FGLMC	6.500	05/01/36	12
2,954,184		FGLMC	5.000	04/01/38	3,268
2,429,083		FGLMC	5.000	07/01/39	2,657
13,029,014		FGLMC	4.500	11/01/40	14,328
14,650,450		FGLMC	4.500	12/01/40	16,066
22,633,622		FGLMC	4.000	08/01/44	24,153
5,633,432		FGLMC	4.500	10/01/44	6,199
3,131,563		FGLMC	4.500	11/01/44	3,446
2,375,718		FGLMC	4.500	11/01/44	2,611
1,838,875		FGLMC	4.500	12/01/44	2,021
333

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,288,077		FGLMC	4.500%	12/01/44	$1,400
11,864,006		FGLMC	3.500	04/01/45	12,259
30,340,815		FGLMC	3.500	07/01/45	31,282
48,000,000	h	FGLMC	3.500	01/15/46	49,395
107,000,000	h	FGLMC	4.000	01/15/46	113,006
140		Federal National Mortgage Association (FNMA)	6.500	04/01/16	0	^
40,409		FNMA	8.000	03/01/23	42
110,051		FNMA	8.000	07/01/24	130
22,492		FNMA	9.000	11/01/25	26
4,437,958		FNMA	3.000	01/01/30	4,580
5,880,737		FNMA	3.000	06/01/30	6,070
9,888,772		FNMA	3.000	07/01/30	10,207
29,000,000	h	FNMA	2.500	01/25/31	29,223
50,000,000	h	FNMA	3.000	01/25/31	51,498
59,000,000	h	FNMA	2.500	02/25/31	59,345
1,329,615		FNMA	6.500	07/01/32	1,534
164,596		FNMA	7.000	07/01/32	176
124,425		FNMA	7.000	07/01/32	137
343,261		FNMA	4.500	03/25/33	348
9,995,192		FNMA	5.000	06/01/33	11,056
1,203,866		FNMA	4.500	10/01/33	1,310
22,871,456		FNMA	5.000	10/01/33	25,296
9,000,000		FNMA	3.000	10/25/33	8,921
2,605,148		FNMA	5.000	11/01/33	2,929
134,996		FNMA	5.000	11/01/33	151
1,194,722		FNMA	5.000	03/01/34	1,322
9,494,153		FNMA	5.500	03/01/34	10,687
46,808,343		FNMA	3.000	01/01/35	47,782
8,659,583		FNMA	5.500	02/01/35	9,747
2,121,485		FNMA	4.500	05/01/35	2,310
14,013,956		FNMA	5.000	05/01/35	15,467
6,296,550		FNMA	5.000	10/01/35	6,946
54,449		FNMA	6.500	03/01/37	62
3,158,347		FNMA	5.500	08/01/37	3,546
1,402,878		FNMA	6.000	09/01/37	1,604
1,408,209		FNMA	6.000	09/01/37	1,617
1,163,839		FNMA	6.500	09/01/37	1,330
1,745,014		FNMA	5.500	01/01/38	1,967
68,657		FNMA	6.500	02/01/38	78
9,241,804		FNMA	5.500	11/01/38	10,750
6,756,820		FNMA	5.500	12/01/38	7,657
174,595		FNMA	4.500	04/01/39	191
739,723		FNMA	4.000	07/01/39	787
5,180,173		FNMA	5.500	08/01/39	5,860
3,510,435		FNMA	4.500	10/01/39	3,798
351,984		FNMA	4.500	02/01/40	384
3,906,565		FNMA	4.500	06/01/40	4,228
2,048,583		FNMA	5.000	08/01/40	2,260
11,682,310		FNMA	5.000	09/01/40	12,881
826,625		FNMA	6.000	10/01/40	934
743,911		FNMA	4.500	11/01/40	811
4,633,146		FNMA	4.500	11/01/40	5,014
1,397,292		FNMA	4.500	01/01/41	1,533
334

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,044,755		FNMA	4.500%	02/01/41	$1,136
16,040,047		FNMA	5.000	05/01/41	17,711
1,306,455		FNMA	4.500	06/01/41	1,425
1,201,173		FNMA	4.500	06/01/41	1,318
950,041		FNMA	5.000	06/01/41	1,052
5,835,508		FNMA	5.000	07/01/41	6,465
1,280,555		FNMA	5.000	08/01/41	1,412
15,840,933		FNMA	3.000	08/25/41	16,162
493,723		FNMA	4.500	09/01/41	534
5,888,577		FNMA	4.500	11/01/41	6,367
1,622,413		FNMA	4.500	12/01/41	1,770
30,096,165		FNMA	5.500	12/01/41	34,420
1,322,574		FNMA	4.500	01/01/42	1,443
7,361,600		FNMA	3.500	02/01/42	7,611
19,397,120		FNMA	4.500	02/01/42	20,977
1,505,198		FNMA	4.500	03/01/42	1,651
1,354,491		FNMA	4.500	04/01/42	1,478
11,267,325		FNMA	4.500	04/01/42	12,188
974,221		FNMA	4.500	04/01/42	1,054
1,582,379		FNMA	4.500	06/01/42	1,727
27,098,321		FNMA	4.500	06/01/42	29,309
41,555,651		FNMA	3.500	07/01/42	42,948
1,227,416		FNMA	4.500	07/01/42	1,347
14,591,137	i	FNMA	0.922	08/25/42	14,695
21,963,025		FNMA	3.000	10/01/42	22,034
251,920		FNMA	3.000	10/01/42	253
242,880		FNMA	3.000	10/01/42	243
630,866		FNMA	3.000	11/01/42	632
13,502,239	i	FNMA	0.822	11/25/42	13,458
32,183,151		FNMA	3.500	11/25/42	6,245
309,799		FNMA	3.000	12/01/42	310
823,309		FNMA	3.000	12/01/42	825
11,229,880		FNMA	3.000	01/01/43	11,255
24,652,052		FNMA	3.000	01/01/43	24,701
5,128,222		FNMA	3.000	02/01/43	5,139
15,038,234		FNMA	3.000	02/01/43	15,068
1,636,745		FNMA	3.000	02/01/43	1,640
717,081		FNMA	3.000	02/01/43	718
825,452		FNMA	3.000	02/01/43	827
31,201,723		FNMA	3.000	02/01/43	31,262
20,968,017		FNMA	3.000	02/25/43	21,446
3,300,784		FNMA	3.000	03/01/43	3,307
1,116,944		FNMA	3.000	03/01/43	1,119
4,453,625		FNMA	3.000	03/01/43	4,462
1,035,286		FNMA	3.000	03/01/43	1,037
143,822		FNMA	3.000	03/01/43	144
3,534,048		FNMA	3.000	03/01/43	3,540
864,555		FNMA	3.000	03/01/43	866
282,599		FNMA	3.000	03/01/43	283
2,047,106		FNMA	3.000	03/01/43	2,051
746,957		FNMA	3.000	03/01/43	747
8,856,663	i	FNMA	0.772	03/25/43	8,850
239,178		FNMA	3.000	04/01/43	240
335

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$743,331	FNMA	3.000%	04/01/43	$746
15,952	FNMA	3.000	04/01/43	16
934,797	FNMA	3.000	04/01/43	936
1,455,511	FNMA	3.000	04/01/43	1,458
64,295	FNMA	3.000	04/01/43	64
149,070	FNMA	3.000	04/01/43	149
1,958,835	FNMA	3.000	04/01/43	1,962
1,272,660	FNMA	3.000	04/01/43	1,275
1,285,272	FNMA	3.000	04/01/43	1,287
1,769,655	FNMA	3.000	05/01/43	1,773
5,399,216	FNMA	3.000	05/01/43	5,409
19,767,325	FNMA	3.000	08/25/43	20,232
20,438,894	FNMA	4.000	11/01/43	21,874
10,392,240	FNMA	4.000	04/01/44	11,057
6,002,540	FNMA	4.000	06/01/44	6,385
3,321,565	FNMA	4.000	06/01/44	3,536
9,952,147	FNMA	4.500	06/01/44	10,949
3,369,392	FNMA	4.000	07/01/44	3,587
1,804,389	FNMA	4.000	07/01/44	1,921
6,084,339	FNMA	4.000	08/01/44	6,476
14,624,063	FNMA	4.000	08/01/44	15,567
6,318,830	FNMA	4.000	08/01/44	6,726
2,311,701	FNMA	4.000	08/01/44	2,461
1,171,789	FNMA	4.000	09/01/44	1,247
1,609,306	FNMA	4.000	09/01/44	1,713
7,441,829	FNMA	4.000	10/01/44	7,922
9,795,266	FNMA	4.500	10/01/44	10,777
8,063,924	FNMA	3.500	11/01/44	8,333
18,191,011	FNMA	4.500	11/01/44	20,010
5,188,118	FNMA	4.000	12/01/44	5,539
15,206,524	FNMA	4.000	12/01/44	16,188
6,694,556	FNMA	4.000	12/01/44	7,142
5,266,434	FNMA	4.500	12/01/44	5,794
55,723,792	FNMA	4.000	01/01/45	59,658
5,525,372	FNMA	4.000	01/01/45	5,884
13,456,738	FNMA	3.500	02/01/45	13,905
1,164,783	FNMA	3.500	03/01/45	1,206
2,989,228	FNMA	3.500	03/01/45	3,089
698,852	FNMA	3.500	03/01/45	723
4,081,570	FNMA	3.500	03/01/45	4,218
2,515,012	FNMA	4.500	03/01/45	2,768
5,809,272	FNMA	3.500	04/01/45	6,003
3,068,311	FNMA	3.500	04/01/45	3,167
13,950,042	FNMA	3.500	04/01/45	14,415
1,295,136	FNMA	3.500	04/01/45	1,338
2,312,578	FNMA	3.500	04/01/45	2,390
769,976	FNMA	4.500	04/01/45	847
21,700,527	FNMA	3.500	05/01/45	22,471
2,723,115	FNMA	4.000	05/01/45	2,900
1,116,732	FNMA	3.500	06/01/45	1,154
6,044,866	FNMA	4.000	06/01/45	6,438
18,548,412	FNMA	4.000	07/01/45	19,721
1,692,629	FNMA	4.000	10/01/45	1,803
336

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,763,085		FNMA	4.000%	11/01/45	$4,008
2,007,291		FNMA	4.000	12/01/45	2,138
75,000,000	h	FNMA	3.000	01/25/46	74,974
89,000,000	h	FNMA	3.500	01/25/46	91,794
54,000,000	h	FNMA	4.000	01/25/46	57,127
29,000,000	h	FNMA	4.500	01/25/46	31,311
15,000,000	h	FNMA	5.000	01/25/46	16,509
58,000,000	h	FNMA	3.000	02/25/46	57,864
37,000,000	h	FNMA	3.500	02/25/46	38,082
26,000,000	h	FNMA	4.000	02/25/46	27,455
61,000,000	h	FNMA	4.500	02/25/46	65,761
11,000,000	h	FNMA	5.000	02/25/46	12,093
88,000,000	h	FNMA	3.500	03/25/46	90,344
61,000,000	h	FNMA	4.000	03/25/46	64,260
158		Government National Mortgage Association (GNMA)	9.000	06/15/16	0	^
716		GNMA	9.000	09/15/16	1
223		GNMA	9.000	09/15/16	0	^
2,464		GNMA	9.000	11/15/16	3
673		GNMA	9.000	12/15/16	1
1,711		GNMA	9.000	12/15/16	2
4,066		GNMA	9.500	12/15/16	4
10,232		GNMA	8.000	06/15/24	11
27,970		GNMA	8.500	11/20/30	33
38,726		GNMA	8.500	12/20/30	44
796,697		GNMA	5.500	07/15/33	906
15,932,697		GNMA	3.700	10/15/33	16,932
487,908		GNMA	5.500	11/20/33	545
1,704,634		GNMA	5.500	03/20/35	1,904
848,302		GNMA	5.500	12/20/35	945
474,558		GNMA	6.000	10/20/36	536
509,456		GNMA	6.000	01/20/37	576
1,469,245		GNMA	6.000	02/20/37	1,661
1,071,353		GNMA	5.000	04/15/38	1,185
1,054,623		GNMA	5.500	07/15/38	1,175
1,669,885		GNMA	5.500	07/20/38	1,840
573,613		GNMA	6.000	08/20/38	642
1,020,599		GNMA	6.500	11/20/38	1,168
936,880		GNMA	2.176	05/16/39	943
3,004,554		GNMA	5.000	06/15/39	3,365
1,990,208		GNMA	5.000	06/15/39	2,226
1,509,281		GNMA	5.000	07/20/39	1,668
11,929,566		GNMA	4.500	09/20/39	13,068
12,213,747		GNMA	3.700	08/15/40	13,300
908,345		GNMA	3.500	12/15/41	950
42,750,568		GNMA	3.500	10/20/42	8,503
9,583,435		GNMA	3.500	07/15/43	10,024
3,099,215		GNMA	3.500	02/15/45	3,242
11,806,506		GNMA	4.000	04/15/45	12,566
10,291,510		GNMA	4.000	04/15/45	10,938
28,569,369		GNMA	4.000	05/15/45	30,370
51,924,893		GNMA	4.000	06/15/45	55,204
993,244		GNMA	3.500	07/15/45	1,039
61,000,000	h	GNMA	3.000	01/20/46	61,805
337

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$100,000,000	h	GNMA	3.500%	01/20/46	$104,211
28,000,000	h	GNMA	3.000	02/20/46	28,309
41,000,000	h	GNMA	3.500	02/20/46	42,627
42,000,000	h	GNMA	3.000	03/20/46	42,372
41,000,000	h	GNMA	3.500	03/20/46	42,528
		TOTAL MORTGAGE BACKED			2,899,310

MUNICIPAL BONDS - 2.7%
9,685,000		Arizona School Facilities Board	0.945	09/01/16	9,663
3,270,000		California Earthquake Authority	1.194	07/01/16	3,276
3,600,000		California Earthquake Authority	1.824	07/01/17	3,618
2,025,000		City of San Antonio TX Customer Facility Charge Revenue	4.253	07/01/24	2,058
1,575,000		City of San Antonio TX Customer Facility Charge Revenue	4.353	07/01/25	1,593
3,500,000		Maine Municipal Bond Bank	1.708	06/01/16	3,515
2,000,000		Permanent University Fund	1.439	07/01/17	2,000
2,625,000		Permanent University Fund	1.730	07/01/18	2,634
4,720,000		Permanent University Fund	1.880	07/01/19	4,700
2,320,000		Permanent University Fund	2.258	07/01/20	2,313
2,160,000		Permanent University Fund	2.408	07/01/21	2,165
2,750,000		Permanent University Fund	2.508	07/01/22	2,757
2,855,000		Permanent University Fund	2.608	07/01/23	2,867
3,250,000		Permanent University Fund	2.708	07/01/24	3,249
2,335,000		Permanent University Fund	2.808	07/01/25	2,318
3,775,000		Permanent University Fund	2.908	07/01/26	3,752
4,000,000		Permanent University Fund	3.008	07/01/27	3,940
2,000,000		Port of Corpus Christi Authority of Nueces County	3.138	12/01/22	2,004
1,700,000		Port of Corpus Christi Authority of Nueces County	3.287	12/01/23	1,708
1,500,000		Port of Corpus Christi Authority of Nueces County	3.387	12/01/24	1,522
1,000,000		Port of Corpus Christi Authority of Nueces County	3.487	12/01/25	1,011
11,370,000		State of California	5.950	04/01/16	11,522
2,915,000		State of Georgia	1.750	07/01/19	2,922
3,060,000		State of Georgia	2.000	07/01/20	3,060
3,215,000		State of Georgia	2.150	07/01/21	3,212
3,905,000		State of Georgia	2.750	07/01/25	3,846
4,100,000		State of Georgia	2.850	07/01/26	4,012
4,305,000		State of Georgia	2.950	07/01/27	4,206
4,520,000		State of Georgia	3.050	07/01/28	4,405
3,245,000		State of Georgia	3.150	07/01/29	3,094
12,500,000		State of Illinois	0.750	06/15/16	12,501
19,760,000		State of Illinois	4.833	02/01/17	20,211
12,500,000		State of Illinois	1.750	06/15/17	12,547
8,000,000		State of Illinois	4.350	06/01/18	8,178
7,500,000		State of Illinois	2.000	06/15/19	7,457
7,160,000		State of Illinois	5.463	02/01/20	7,578
12,500,000		State of Illinois	1.930	06/15/20	12,167
12,500,000		State of Illinois	2.250	06/15/21	12,178
10,000,000		State of Illinois	4.310	04/01/23	9,427
11,535,000		State of Illinois	4.610	04/01/25	10,795
9,350,000		State of Illinois	4.760	04/01/26	8,683
12,500,000		State of Illinois	3.150	06/15/26	11,954
13,880,000		State of Illinois	4.910	04/01/27	12,911
12,500,000		State of Illinois	3.250	06/15/27	11,849
8,115,000		State of Illinois	5.010	04/01/28	7,427
338

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$21,640,000	State of Michigan	3.600%	05/15/31	$20,824
22,455,000	State of Michigan	3.700	05/15/32	21,707
6,000,000	University of California	2.570	05/15/22	5,997
14,800,000	University of California	3.931	05/15/45	14,339
20,000,000	University of New Mexico	3.532	06/20/32	19,239
	TOTAL MUNICIPAL BONDS			350,911

U.S. TREASURY SECURITIES - 16.6%
22,000,000	United States Treasury Bond	6.375	08/15/27	30,910
15,185,000	United States Treasury Bond	5.250	11/15/28	19,842
49,175,000	United States Treasury Bond	5.250	02/15/29	64,431
100,686,000	United States Treasury Bond	5.375	02/15/31	136,512
65,602,000	United States Treasury Bond	4.500	02/15/36	83,960
4,500,000	United States Treasury Bond	4.750	02/15/37	5,956
12,000,000	United States Treasury Bond	3.500	02/15/39	13,248
11,900,000	United States Treasury Bond	3.875	08/15/40	13,886
19,135,000	United States Treasury Bond	4.375	05/15/41	24,103
16,434,000	United States Treasury Bond	3.750	08/15/41	18,841
56,375,000	United States Treasury Bond	3.625	08/15/43	63,367
41,680,000	United States Treasury Bond	3.000	05/15/45	41,410
130,330,000	United States Treasury Bond	2.875	08/15/45	126,334
106,000,000	United States Treasury Bond	3.000	11/15/45	105,482
3,300,000	United States Treasury Note	0.375	03/15/16	3,301
23,000,000	United States Treasury Note	0.375	03/31/16	23,001
9,800,000	United States Treasury Note	2.375	03/31/16	9,849
44,410,000	United States Treasury Note	0.375	04/30/16	44,405
6,000,000	United States Treasury Note	0.500	07/31/16	5,996
10,000,000	United States Treasury Note	3.125	10/31/16	10,193
4,675,000	United States Treasury Note	0.750	01/15/17	4,671
3,900,000	United States Treasury Note	0.625	02/15/17	3,890
25,000,000	United States Treasury Note	0.625	05/31/17	24,890
99,210,000	United States Treasury Note	0.625	07/31/17	98,659
22,875,000	United States Treasury Note	0.625	08/31/17	22,729
20,000,000	United States Treasury Note	0.625	09/30/17	19,863
209,865,000	United States Treasury Note	0.875	07/15/18	207,992
12,100,000	United States Treasury Note	2.250	07/31/18	12,419
28,000,000	United States Treasury Note	1.000	08/15/18	27,821
9,966,900	United States Treasury Note	1.375	09/30/18	9,999
10,365,000	United States Treasury Note	1.750	10/31/18	10,500
34,895,000	United States Treasury Note	1.250	12/15/18	34,826
145,487,000	United States Treasury Note	1.625	07/31/20	144,829
56,188,300	United States Treasury Note	1.625	11/30/20	55,870
825,000	United States Treasury Note	2.125	01/31/21	837
12,720,000	United States Treasury Note	2.000	02/28/21	12,830
3,240,000	United States Treasury Note	2.250	04/30/21	3,305
16,465,000	United States Treasury Note	2.000	05/31/21	16,581
1,730,000	United States Treasury Note	2.125	06/30/21	1,752
11,825,000	United States Treasury Note	2.000	08/31/21	11,880
133,872,000	United States Treasury Note	8.000	11/15/21	178,869
73,000,000	United States Treasury Note	1.750	02/28/22	71,972
1,710,000	United States Treasury Note	1.750	03/31/22	1,684
8,000,000	United States Treasury Note	1.750	04/30/22	7,873
4,565,000	United States Treasury Note	2.125	06/30/22	4,589
339

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$63,000,000		United States Treasury Note	2.000%	07/31/22	$62,835
106,110,000		United States Treasury Note	1.875	08/31/22	104,893
130,965,000		United States Treasury Note	1.750	09/30/22	128,369
63,302,300		United States Treasury Note	2.250	11/15/25	63,161
		TOTAL U.S. TREASURY SECURITIES			2,195,415

		TOTAL GOVERNMENT BONDS			6,364,363
		(Cost $6,330,747)

STRUCTURED ASSETS - 13.5%

ASSET BACKED - 6.0%
920,391	i	ACE Securities Corp Home Equity Loan Trust	1.157	08/25/35	908
		Series - 2005 HE5 (Class M2)
17,823,000		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	17,809
		Series - 2013 1 (Class C)
6,045,000		AmeriCredit Automobile Receivables Trust	1.790	03/08/19	6,050
		Series - 2013 2 (Class C)
18,920,000		AmeriCredit Automobile Receivables Trust	2.420	05/08/19	18,971
		Series - 2013 2 (Class D)
1,000,000		AmeriCredit Automobile Receivables Trust	1.270	07/08/19	997
		Series - 2014 4 (Class A3)
6,675,000		AmeriCredit Automobile Receivables Trust	2.720	09/09/19	6,720
		Series - 2013 4 (Class C)
15,037,000	g	AmeriCredit Automobile Receivables Trust	4.460	11/08/19	15,242
		Series - 2012 3 (Class E)
13,805,000		AmeriCredit Automobile Receivables Trust	3.340	08/08/21	13,662
		Series - 2015 3 (Class D)
74,236	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0^
		Series - 2006 WMC1 (Class N1)
4,965,278	i	Asset-Backed Pass-Through Certificates	1.036	01/25/35	4,796
		Series - 2004 R12 (Class M1)
2,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.410	11/20/17	2,022
		Series - 2011 3A (Class A)
5,500,000	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	5,571
		Series - 2011 3A (Class B)
9,400,000	g	Avis Budget Rental Car Funding AESOP LLC	3.780	02/20/18	9,457
		Series - 2011 5A (Class C)
11,125,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	11,328
		Series - 2011 5A (Class B)
4,890,000	g	Avis Budget Rental Car Funding AESOP LLC	3.887	05/20/18	4,963
		Series - 2012 2A (Class B)
38,662	i	Bear Stearns Asset Backed Securities Trust	1.162	11/25/39	39
		Series - 2005 SD3 (Class 2A1)
2,900,000		Capital Auto Receivables Asset Trust	1.290	04/20/18	2,893
		Series - 2013 1 (Class B)
14,831,000		Capital Auto Receivables Asset Trust	1.740	10/22/18	14,817
		Series - 2013 1 (Class C)
11,525,000		Capital Auto Receivables Asset Trust	2.190	09/20/21	11,491
		Series - 0 1 (Class D)
8,000,000	g	Capital Automotive REIT	3.660	10/15/44	8,039
		Series - 2014 1A (Class A)
340

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$7,273,336	i,m	CCR, Inc	0.738%	07/10/17	$7,196
		Series - 2010 CX (Class C)
922,725	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/26/35	814
		Series - 2004 2 (Class 1M2)
1,129,932	i	CIT Group Home Equity Loan Trust	6.200	02/25/30	1,127
		Series - 2002 1 (Class AF6) (Step Bond)
7,503,149	i	Connecticut Avenue Securities	1.922	02/25/25	7,515
		Series - 2015 C01 (Class 1M1)
7,940,000	g	DB Master Finance LLC	3.262	02/20/45	7,857
		Series - 2015 1A (Class A2I)
6,947,500	g	DB Master Finance LLC	3.980	02/20/45	6,926
		Series - 2015 1A (Class A2II)
5,525,000	g,i	DB/UBS Mortgage Trust	5.663	11/10/46	6,080
		Series - 2011 LC1A (Class C)
2,213,561	g	Diamond Resorts Owner Trust	1.950	01/20/25	2,190
		Series - 2013 1 (Class A)
71,329,819	g	Domino’s Pizza Master Issuer LLC	5.216	01/25/42	73,382
		Series - 2012 1A (Class A2)
18,000,000	g	Domino’s Pizza Master Issuer LLC	3.484	10/25/45	17,640
		Series - 2015 1A (Class A2I)
3,000,000	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	2,959
		Series - 2015 1A (Class A2II)
7,060,941	g	Drive Auto Receivables Trust	1.010	11/15/17	7,057
		Series - 2015 AA (Class A2)
5,250,000		Ford Credit Auto Owner Trust	1.150	07/15/18	5,236
		Series - 2013 A (Class B)
5,595,000		Ford Credit Auto Owner Trust	2.430	01/15/19	5,625
		Series - 2012 C (Class D)
1,960,000		Ford Credit Floorplan Master Owner Trust	1.120	01/15/18	1,960
		Series - 2013 1 (Class B)
22,378,000	g	Hertz Vehicle Financing LLC	3.740	02/25/17	22,448
		Series - 2010 1A (Class A2)
10,506,667	g	Hertz Vehicle Financing LLC	5.700	02/25/17	10,541
		Series - 2010 1A (Class B2)
15,000,000	g	Hertz Vehicle Financing LLC	1.860	08/25/17	14,947
		Series - 2013 1A (Class B1)
2,000,527	i	Irwin Home Equity Corp	1.182	02/25/34	1,937
		Series - 2005 A (Class A3)
14,668,026	g	JG Wentworth XXII LLC	3.820	12/15/48	15,031
		Series - 2010 3A (Class A)
2,839,576	i	Lehman XS Trust	0.672	02/25/36	2,713
		Series - 2006 1 (Class 1A1)
11,565,184	i	Lehman XS Trust	6.500	06/25/46	8,790
		Series - 2006 13 (Class 2A1)
2,352,124		Louisiana Public Facilities Authority	5.750	02/01/19	2,396
		Series - 2008 ELL (Class A2)
527,582	g	NYCTL Trust	1.030	11/10/27	525
		Series - 2014 A (Class A)
626,424	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.367	09/25/34	628
		Series - 2004 WHQ1 (Class M1)
18,888	i	Renaissance Home Equity Loan Trust	1.302	08/25/33	18
		Series - 2003 2 (Class A)
341

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$94,810	i	Residential Asset Securities Corp	6.489%	10/25/30	$95
		Series - 2001 KS2 (Class AI6)
151,130	i	Residential Asset Securities Corp	1.067	04/25/35	151
		Series - 2005 KS3 (Class M3)
1,335,988	i	Residential Funding Mortgage Securities II, Inc	5.950	08/25/34	1,389
		Series - 2005 HI1 (Class A5) (Step Bond)
408,195	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	411
		Series - 2006 HI1 (Class M1) (Step Bond)
350,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	364
		Series - 2006 HI1 (Class M2)
4,694,078		Santander Drive Auto Receivables Trust	0.720	04/16/18	4,689
		Series - 2014 5 (Class A2A)
12,770,000		Santander Drive Auto Receivables Trust	3.500	06/15/18	12,948
		Series - 2012 4 (Class D)
8,384,000		Santander Drive Auto Receivables Trust	1.760	01/15/19	8,393
		Series - 2013 1 (Class C)
5,830,000		Santander Drive Auto Receivables Trust	2.270	01/15/19	5,831
		Series - 2013 2013-1 (Class D)
52,250,000		Santander Drive Auto Receivables Trust	1.620	02/15/19	52,255
		Series - 2014 2 (Class B)
4,410,000		Santander Drive Auto Receivables Trust	2.570	03/15/19	4,438
		Series - 2013 2 (Class D)
1,240,000		Santander Drive Auto Receivables Trust	1.810	04/15/19	1,239
		Series - 2013 3 (Class C)
4,625,000		Santander Drive Auto Receivables Trust	2.420	04/15/19	4,614
		Series - 2013 3 (Class D)
79,872,000		Santander Drive Auto Receivables Trust	2.250	06/17/19	80,155
		Series - 2013 5 (Class C)
20,615,000	g	Santander Drive Auto Receivables Trust	3.120	10/15/19	20,838
		Series - 2013 A (Class C)
5,325,000		Santander Drive Auto Receivables Trust	2.910	04/15/20	5,349
		Series - 2014 1 (Class D)
1,600,000		Santander Drive Auto Receivables Trust	1.960	05/15/20	1,586
		Series - 2015 5 (Class B)
14,172,000		Santander Drive Auto Receivables Trust	2.130	08/17/20	14,181
		Series - 2014 3 (Class C)
1,600,000		Santander Drive Auto Receivables Trust	2.740	12/15/21	1,587
		Series - 2015 5 (Class C)
874,028	i	Securitized Asset Backed Receivables LLC	0.722	10/25/35	869
		Series - 2006 OP1 (Class A2C)
289,434	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	285
		Series - 2013 1A (Class A)
7,175,622	g	Sierra Receivables Funding Co LLC	2.700	10/20/30	7,163
		Series - 2013 3A (Class B)
7,792,251	g	Sierra Receivables Funding Co LLC	2.050	06/20/31	7,796
		Series - 2014 2A (Class A)
3,208,574	g	Sierra Receivables Funding Co LLC	2.400	06/20/31	3,193
		Series - 2014 2A (Class B)
9,506,320	g	Sierra Receivables Funding Co LLC	2.400	03/22/32	9,393
		Series - 2015 1A (Class A)
2,753,147	g	Sierra Timeshare 2015-3 Receivables Funding LLC	2.580	09/20/32	2,707
		Series - 2015 3A (Class A)
342

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,376,573	g	Sierra Timeshare 2015-3 Receivables Funding LLC	3.080%	09/20/32	$1,354
		Series - 2015 3A (Class B)
13,303,000	g	SLM Student Loan Trust	3.740	02/15/29	13,622
		Series - 2011 B (Class A2)
4,474,921	g	SolarCity LMC	4.590	04/20/44	4,402
		Series - 2014 1 (Class A)
332,735	i	Soundview Home Equity Loan Trust	0.722	11/25/35	332
		Series - 2005 OPT3 (Class A4)
88,631,262	g	SpringCastle America Funding LLC	2.700	05/25/23	88,432
		Series - 2014 AA (Class A)
3,696,608	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.642	10/25/36	3,669
		Series - 2006 GEL4 (Class A2)
1,890,000	g	Vornado DP LLC	5.280	09/13/28	2,061
		Series - 2010 VNO (Class C)
658,794	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	670
		Series - 2006 N1 (Class N1)
1,066,904	g,i	Wachovia Loan Trust	0.782	05/25/35	1,039
		Series - 2005 SD1 (Class A)
165,762	i	Wells Fargo Home Equity Trust	0.562	07/25/36	166
		Series - 2006 2 (Class A3)
40,897,500	g	Wendys Funding LLC	3.371	06/15/45	39,903
		Series - 2015 1A (Class A2I)
		TOTAL ASSET BACKED			796,882

OTHER MORTGAGE BACKED - 7.5%
6,000,000	g,i	ACRE Commercial Mortgage Trust	3.751	08/15/31	5,950
		Series - 2014 FL2 (Class D)
1,059,000		Banc of America Commercial Mortgage Trust	5.390	10/10/45	1,086
		Series - 2006 6 (Class AM)
2,500,000		Banc of America Commercial Mortgage Trust	5.480	10/10/45	2,452
		Series - 2006 6 (Class B)
10,500,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	10,743
		Series - 2007 1 (Class AM)
14,549,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	14,898
		Series - 2007 1 (Class AMFX)
3,500,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	3,188
		Series - 2007 4 (Class E)
18,825,000	i	Bear Stearns Commercial Mortgage Securities	5.920	09/11/42	19,867
		Series - 2007 T28 (Class AJ)
4,500,000	i	Bear Stearns Commercial Mortgage Securities	5.878	06/11/50	4,457
		Series - 2007 PW17 (Class AJ)
8,000,000	g	CGBAM Commercial Mortgage Trust	3.516	04/10/28	8,048
		Series - 2015 SMRT (Class C)
9,000,000	g	CGBAM Commercial Mortgage Trust	3.768	04/10/28	9,099
		Series - 2015 SMRT (Class D)
10,265,226	i	CHL Mortgage Pass-Through Trust	2.671	02/20/35	10,216
		Series - 2004 HYB9 (Class 1A1)
1,500,000	i	Citigroup Commercial Mortgage Trust	5.975	03/15/49	1,508
		Series - 2006 C4 (Class AJ)
736,849	i	Citigroup Commercial Mortgage Trust	5.713	12/10/49	745
		Series - 2007 C6 (Class ASB)
15,000,000	g,i	Citigroup Commercial Mortgage Trust	5.898	12/10/49	15,290
		Series - 2007 C6 (Class AMFX)
343

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$7,095,000	i	Citigroup Commercial Mortgage Trust	5.899%	12/10/49	$7,250
		Series - 2007 C6 (Class AM)
11,626,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	11,704
		Series - 2007 C3 (Class AJ)
32,585,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	34,204
		Series - 2007 C3 (Class AM)
5,640,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	5,872
		Series - 2007 C2 (Class AMFX)
877,821		COMM Mortgage Trust	1.399	02/10/48	869
		Series - 2015 LC19 (Class A1)
2,180,000	i	COMM Mortgage Trust	5.650	12/10/49	2,208
		Series - 2007 C9 (Class AJ)
1,000,000	i	COMM Mortgage Trust	5.796	12/10/49	1,007
		Series - 2007 C9 (Class C)
16,156,810	i	COMM Mortgage Trust	5.796	12/10/49	16,364
		Series - 2007 C9 (Class B)
1,097,672	i	Commercial Mortgage Trust	5.238	04/10/37	1,097
		Series - 2005 GG5 (Class AJ)
28,000,000	i	Commercial Mortgage Trust	5.867	12/10/49	29,085
		Series - 2007 GG11 (Class AM)
904,237		Countrywide Alternative Loan Trust	5.500	08/25/16	910
		Series - 2004 30CB (Class 1A15)
12,133,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	12,236
		Series - 2007 C4 (Class A1AJ)
14,500,000	i	Credit Suisse Commercial Mortgage Trust	5.949	09/15/39	14,647
		Series - 2007 C4 (Class AJ)
11,120,000		Credit Suisse Commercial Mortgage Trust	5.343	12/15/39	11,340
		Series - 2006 C5 (Class AM)
11,235,000	g	Credit Suisse Commercial Mortgage Trust	5.383	02/15/40	11,437
		Series - 2009 RR1 (Class A3C)
4,000,000	i	Credit Suisse Commercial Mortgage Trust	0.581	01/15/49	3,807
		Series - 2007 C2 (Class AMFL)
5,052,000	i	Credit Suisse Commercial Mortgage Trust	5.615	01/15/49	5,214
		Series - 2007 C2 (Class AM)
22,500,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	21,778
		Series - 2007 C2 (Class AJ)
157,557	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	157
		Series - 2005 C5 (Class C)
11,500,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	12,738
		Series - 2006 OMA (Class D)
5,250,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	5,348
		Series - 2006 C4 (Class AM)
5,000,000	g	Four Times Square Trust Commercial Mortgage Pass-Through Certificates	5.401	12/13/28	5,517
		Series - 2006 4TS (Class A)
2,500,000	i	GE Commercial Mortgage Corp	5.606	12/10/49	2,542
		Series - 2007 C1 (Class AM)
3,665,000	i	GMAC Commercial Mortgage Securities, Inc	4.984	12/10/41	3,738
		Series - 2004 C3 (Class C)
10,000,000	i	Greenwich Capital Commercial Funding Corp	6.013	07/10/38	10,110
		Series - 2006 GG7 (Class AM)
169,610	i	GS Mortgage Securities Corp II	5.622	04/10/38	170
		Series - 2006 GG6 (Class AM)
344

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$5,910,000	g,i	GS Mortgage Securities Corp II	5.188%	12/10/43	$6,467
		Series - 2010 C2 (Class B)
12,004,000	i	GS Mortgage Securities Trust	5.553	04/10/38	12,013
		Series - 2006 GG6 (Class B)
12,012,000	i	GS Mortgage Securities Trust	5.666	04/10/38	12,001
		Series - 2006 GG6 (Class C)
3,678,523	i	Harborview Mortgage Loan Trust	0.622	07/19/47	2,998
		Series - 2007 4 (Class 2A1)
1,450,530	i	Impac CMB Trust	1.082	03/25/35	1,344
		Series - 2004 11 (Class 2A1)
7,965,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	7,964
		Series - 2005 LDP2 (Class C)
17,650,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	5.565	04/15/43	17,714
		Series - 2006 LDP6 (Class AJ)
4,000,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	5.520	05/15/45	4,008
		Series - 2006 LDP8 (Class B)
8,145,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.360	02/15/46	8,581
		Series - 2011 C3 (Class C)
6,455,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.277	07/15/46	6,817
		Series - 2011 C4 (Class C)
25,169,578		JP Morgan Chase Commercial Mortgage Securities Trust	5.257	05/15/47	25,543
		Series - 2006 LDP9 (Class A1A)
3,695,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	3,888
		Series - 2007 LD12 (Class AM)
119,606,903	i	JPMBB Commercial Mortgage Securities Trust	1.535	11/15/48	9,686
		Series - 2015 C32 (Class XA)
3,500,000	i	LB-UBS Commercial Mortgage Trust	5.852	06/15/38	3,548
		Series - 2006 C4 (Class AJ)
6,000,000		LB-UBS Commercial Mortgage Trust	5.484	02/15/40	6,060
		Series - 2007 C1 (Class AJ)
1,400,000	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	1,402
		Series - 2007 C1 (Class C)
4,150,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	4,064
		Series - 2007 C1 (Class D)
750,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	783
		Series - 2007 C6 (Class AM)
7,225,000	g	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	7,546
		Series - 2007 C6 (Class AMFL)
18,146,193	g,i	LVII Resecuritization Trust	3.033	07/31/47	18,146
		Series - 2015 A (Class A)
1,050,917	i	Merrill Lynch Mortgage Trust	5.522	11/12/37	1,050
		Series - 2005 CKI1 (Class B)
2,205,000	i	Merrill Lynch Mortgage Trust	6.267	02/12/51	2,339
		Series - 0 C1 (Class AJA)
5,880,000	g,i	Merrill Lynch Mortgage Trust	6.267	02/12/51	6,139
		Series - 2008 C1 (Class C)
2,210,442	g,i	Merrill Lynch Mortgage Trust	6.267	02/12/51	2,345
		Series - 0 C1 (Class AJAF)
4,000,000	g,i	ML-CFC Commercial Mortgage Trust	0.497	08/12/48	3,746
		Series - 2007 5 (Class AMFL)
21,695,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	22,152
		Series - 2007 6 (Class AM)
345

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,265,000	g,i	Morgan Stanley Capital I Trust	5.847%	08/12/41	$2,297
		Series - 2006 T23 (Class B)
13,572,629	i	Morgan Stanley Capital I Trust	5.389	11/12/41	13,617
		Series - 2006 HQ10 (Class AJ)
214,584	i	Morgan Stanley Capital I Trust	4.840	12/13/41	215
		Series - 2005 T17 (Class AJ)
12,300,000	i	Morgan Stanley Capital I Trust	5.793	07/12/44	12,476
		Series - 2006 HQ9 (Class AJ)
500,000	i	Morgan Stanley Capital I Trust	5.832	07/12/44	504
		Series - 2006 HQ9 (Class B)
7,541,001		Morgan Stanley Capital I Trust	5.569	12/15/44	7,847
		Series - 2007 HQ13 (Class A3)
3,550,000	g,i	Morgan Stanley Capital I Trust	5.438	09/15/47	3,733
		Series - 2011 C1 (Class D)
8,650,000	i	Morgan Stanley Capital I Trust	5.678	04/12/49	8,716
		Series - 2007 HQ12 (Class B)
10,300,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	10,258
		Series - 2007 IQ15 (Class AJ)
11,000,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	11,520
		Series - 2007 IQ15 (Class AM)
12,121,000	g,i	Morgan Stanley Capital I Trust	6.104	06/11/49	10,593
		Series - 2007 IQ15 (Class B)
8,750,000	i	Morgan Stanley Capital I Trust	6.080	12/12/49	9,174
		Series - 2007 IQ16 (Class AMA)
12,000,000	i	Morgan Stanley Capital I Trust	6.097	12/12/49	11,442
		Series - 2007 IQ16 (Class AJFX)
2,330,000	i	Morgan Stanley Capital I Trust	6.115	12/12/49	2,223
		Series - 2007 IQ16 (Class AJ)
7,205,000	i	Morgan Stanley Capital I Trust	6.281	12/12/49	7,595
		Series - 2007 IQ16 (Class AM)
22,229,000	i	Morgan Stanley Capital I Trust	6.319	12/12/49	21,088
		Series - 2007 IQ16 (Class AJA)
5,918		Residential Accredit Loans, Inc	4.350	03/25/34	6
		Series - 2004 QS4 (Class A1)
4,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.622	09/25/24	3,957
		Series - 2014 HQ2 (Class M2)
2,604,806	i	Structured Agency Credit Risk Debt Note (STACR)	1.672	01/25/25	2,607
		Series - 2015 DN1 (Class M1)
6,500,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.822	01/25/25	6,599
		Series - 2015 DN1 (Class M2)
3,893,588	i	Structured Agency Credit Risk Debt Note (STACR)	1.472	03/25/25	3,893
		Series - 2015 HQ1 (Class M1)
1,913,123	i	Structured Agency Credit Risk Debt Note (STACR)	1.522	05/25/25	1,910
		Series - 2015 HQ2 (Class M1)
16,250,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.372	05/25/25	15,867
		Series - 2015 HQ2 (Class M2)
9,000,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.551	12/15/43	8,617
		Series - 2007 C30 (Class AMFL)
35,625,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	36,810
		Series - 2007 C30 (Class AM)
3,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.865	07/15/45	2,732
		Series - 2006 C27 (Class B)
346

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$32,910,000	i	Wachovia Bank Commercial Mortgage Trust	5.818%	05/15/46	$34,562
		Series - 2007 C34 (Class AM)
5,300,000	i	Wachovia Bank Commercial Mortgage Trust	5.947	05/15/46	5,345
		Series - 2007 C34 (Class AJ)
7,175,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	7,437
		Series - 2007 C31 (Class AM)
6,157,290	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	6,151
		Series - 2007 C31 (Class AJ)
2,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.700	04/15/47	2,001
		Series - 2007 C31 (Class B)
88,795,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	92,511
		Series - 2007 C32 (Class AMFX)
49,550,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	49,532
		Series - 2007 C32 (Class AJ)
2,794,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	2,581
		Series - 2007 C32 (Class B)
33,600,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	35,293
		Series - 2007 C33 (Class AM)
6,161,727	i	WaMu Mortgage Pass-Through Certificates	0.772	12/25/45	5,334
		Series - 2005 AR19 (Class A1B3)
4,725,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	5,087
		Series - 2010 C1 (Class B)
		TOTAL OTHER MORTGAGE BACKED			999,370

		TOTAL STRUCTURED ASSETS			1,796,252
		(Cost $1,810,402)

		TOTAL BONDS			12,819,306
		(Cost $12,861,531)

SHARES		COMPANY
PREFERRED STOCKS - 0.1%

BANKS - 0.1%
470,597	*	Federal Home Loan Mortgage Corp			1,600
1,527,061	*	Federal National Mortgage Association			5,345
		TOTAL BANKS			6,945
		TOTAL PREFERRED STOCKS			6,945
		(Cost $49,941)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 10.5%

GOVERNMENT AGENCY DEBT - 5.8%
$24,510,000		Federal Home Loan Bank (FHLB)	0.400	04/04/16	24,488
45,000,000	w	FHLB	0.120-0.130	01/04/16	45,000
27,000,000	w	FHLB	0.105	01/08/16	27,000
50,000,000		FHLB	0.130	01/11/16	49,999
40,000,000	w	FHLB	0.105	01/13/16	39,998
73,000,000	w	FHLB	0.170-0.210	01/25/16	72,994
25,000,000		FHLB	0.250	01/26/16	24,998
24,925,000		FHLB	0.200	02/05/16	24,919
32,000,000		FHLB	0.330	02/09/16	31,992
50,000,000		FHLB	0.335	02/10/16	49,987
50,000,000		FHLB	0.400	02/16/16	49,985
100,000,000		FHLB	0.430	02/22/16	99,966
347

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$50,000,000		FHLB	0.250%	02/24/16	$49,982
45,000,000		FHLB	0.276	02/29/16	44,983
29,265,000		FHLB	0.451	03/28/16	29,245
25,000,000		FHLB	0.451	03/29/16	24,982
42,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.451	04/11/16	41,960
12,900,000	w	Federal National Mortgage Association (FNMA)	0.230	04/19/16	12,887
17,000,000		FNMA	0.612	06/08/16	16,965
		TOTAL GOVERNMENT AGENCY DEBT			762,330

TREASURY DEBT - 4.7%
36,000,000	w	United States Treasury Bill	0.150	01/07/16	36,000
16,000,000	w	United States Treasury Bill	0.113-0.115	01/14/16	15,999
15,000,000	w	United States Treasury Bill	0.126	01/21/16	14,999
10,000,000	w	United States Treasury Bill	0.122	02/04/16	9,999
90,000,000		United States Treasury Bill	0.102	02/11/16	89,987
32,000,000	w	United States Treasury Bill	0.176	02/18/16	31,996
28,000,000		United States Treasury Bill	0.169	03/17/16	27,994
50,000,000	w	United States Treasury Bill	0.176	04/21/16	49,969
100,000,000	w	United States Treasury Bill	0.211-0.217	04/28/16	99,916
100,000,000	w	United States Treasury Bill	0.200	05/26/16	99,846
50,000,000		United States Treasury Bill	0.398	06/09/16	49,902
100,000,000	w	United States Treasury Bill	0.241-0.251	06/23/16	99,778
		TOTAL TREASURY DEBT			626,385

		TOTAL SHORT-TERM INVESTMENTS			1,388,715
		(Cost $1,388,811)

		TOTAL INVESTMENTS - 108.0%			14,317,628
		(Cost $14,404,883)
		OTHER ASSETS & LIABILITIES, NET - (8.0)%			(1,056,550)
		NET ASSETS - 100.0%			$13,261,078

Abbreviation(s):
BRL	Brazilian Real
COP	Columbian Peso
DOP	Dominican Peso
MXN	Mexican Peso
REIT	Real Estate Investment Trust
ZAR	South African Rand

*	Non-income producing
^	Amount represents less than $1,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/15, the aggregate value of these securities was $1,856,482,000, or 14.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.
348

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND

INFLATION-LINKED BOND ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2015

			VALUE
PRINCIPAL		ISSUER	(000)
GOVERNMENT BONDS - 99.1%

AGENCY SECURITIES - 0.2%
		Private Export Funding Corp (PEFCO)
$3,500,000		2.300%, 09/15/20	$3,522
3,000,000		3.250%, 06/15/25	3,080
		Ukraine Government AID Bonds
3,500,000		1.847%, 05/29/20	3,486
		TOTAL AGENCY SECURITIES	10,088

MORTGAGE BACKED - 0.2%
		Government National Mortgage Association (GNMA)
14,254,404		3.650%, 02/15/32	15,089
		TOTAL MORTGAGE BACKED	15,089

U.S. TREASURY SECURITIES - 98.7%
		United States Treasury Bond
11,000,000		2.875%, 08/15/45	10,663
	k	United States Treasury Inflation Indexed Bonds
109,693,531		2.375%, 01/15/17	112,381
404,121,034		0.125%, 04/15/17	403,215
139,659,269		2.625%, 07/15/17	145,828
147,645,765		1.625%, 01/15/18	152,206
319,576,340		0.125%, 04/15/18	318,818
149,561,376		1.375%, 07/15/18	154,767
146,782,175		2.125%, 01/15/19	155,232
226,351,690		0.125%, 04/15/19	224,876
137,012,160		1.875%, 07/15/19	145,185
224,701,398		1.375%, 01/15/20	233,400
100,547,370		0.125%, 04/15/20	99,193
290,784,012		1.250%, 07/15/20	302,129
361,992,344		1.125%, 01/15/21	372,838
343,806,966		0.625%, 07/15/21	345,694
342,552,823		0.125%, 01/15/22	331,558
400,258,620		0.125%, 07/15/22	387,595
270,997,830		0.125%, 01/15/23	259,472
52,123,020		0.375%, 07/15/23	50,845
77,723,913		0.625%, 01/15/24	76,726
70,116,900		0.125%, 07/15/24	66,483
58,241,860		0.250%, 01/15/25	55,497
224,294,013		2.375%, 01/15/25	254,590
27,580,850		0.375%, 07/15/25	26,657
213,692,197		2.000%, 01/15/26	237,007
160,632,918		2.375%, 01/15/27	185,363
198,563,970		1.750%, 01/15/28	216,535
139,736,163		3.625%, 04/15/28	182,331
180,458,991		2.500%, 01/15/29	213,351
169,403,470		3.875%, 04/15/29	229,687
349

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

PRINCIPAL	ISSUER	VALUE (000)
$42,556,812	3.375%, 04/15/32	$57,446
79,944,787	2.125%, 02/15/40	93,803
75,373,952	2.125%, 02/15/41	88,930
213,989,514	0.750%, 02/15/42	187,222
117,931,860	0.625%, 02/15/43	99,371
85,213,420	1.375%, 02/15/44	86,370
15,150,300	0.750%, 02/15/45	13,153
	United States Treasury Note
15,000,000	1.625%, 06/30/20	14,942
	TOTAL U.S. TREASURY SECURITIES	6,591,359

	TOTAL GOVERNMENT BONDS
	(Cost $6,461,845)	6,616,536

SHORT-TERM INVESTMENTS - 0.3%

GOVERNMENT AGENCY DEBT - 0.3%
	Federal Home Loan Bank (FHLB)
20,000,000	0.100% 01/20/12	19,999
	TOTAL GOVERNMENT AGENCY DEBT	19,999

	TOTAL SHORT-TERM INVESTMENTS	19,999
	(Cost $19,999)
	TOTAL INVESTMENTS - 99.4%	6,636,535
	(Cost $6,481,844)
	OTHER ASSETS AND LIABILITIES, NET - 0.6%	36,831
	NET ASSETS - 100.0%	$6,673,366

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.
350

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND

SOCIAL CHOICE ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2015

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
BANK LOAN OBLIGATIONS - 0.3%

ENERGY - 0.1%
$781,801	i	Granite Acquisition, Inc	5.000%	12/19/21	$696
17,590,517	i	Granite Acquisition, Inc	5.000	12/19/21	15,656
		TOTAL ENERGY			16,352

MEDIA - 0.0%
3,175,000	i	CCO Safari III LLC	3.500	01/24/23	3,169
		TOTAL MEDIA			3,169

UTILITIES - 0.2%
9,891,676	i	ExGen Renewables I LLC	5.250	02/06/21	9,892
15,297,101	i	Terra-Gen Finance Co LLC	5.250	12/09/21	14,226
		TOTAL UTILITIES			24,118

		TOTAL BANK LOAN OBLIGATIONS			43,639
		(Cost $46,460)

BONDS - 39.0%

CORPORATE BONDS - 12.3%

AUTOMOBILES & COMPONENTS - 0.3%
7,550,000		Delphi Automotive plc	3.150	11/19/20	7,541
16,500,000		Harley-Davidson, Inc	4.625	07/28/45	16,178
4,500,000		Johnson Controls, Inc	2.600	12/01/16	4,544
3,250,000		Johnson Controls, Inc	5.000	03/30/20	3,479
4,675,000		Magna International, Inc	3.625	06/15/24	4,571
		TOTAL AUTOMOBILES & COMPONENTS			36,313

BANKS - 2.8%
34,500,000		Bank of America Corp	1.350	11/21/16	34,454
51,000,000		Bank of America Corp	1.950	05/12/18	50,710
18,500,000	e	Bank of Nova Scotia	2.125	09/11/19	18,482
21,000,000	i	BOK Financial Corp	1.052	05/15/17	20,912
7,025,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	7,112
6,157,000		Discover Bank	4.200	08/08/23	6,290
5,000,000	g	DNB Boligkreditt AS.	2.000	05/28/20	4,913
10,000,000		First Niagara Financial Group, Inc	6.750	03/19/20	11,366
43,000,000	g	ING Bank NV	2.000	11/26/18	42,829
11,500,000	e,g	Intesa Sanpaolo S.p.A	5.017	06/26/24	11,320
9,913,000		Manufacturers & Traders Trust Co	6.625	12/04/17	10,773
351

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$14,000,000		Manufacturers & Traders Trust Co	1.450%	03/07/18	$13,851
4,644,000	i	Manufacturers & Traders Trust Co	1.637	12/28/20	4,638
6,076,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	5,988
2,475,000		Manufacturers & Traders Trust Co	2.900	02/06/25	2,397
3,314,000		Northern Trust Corp	3.375	08/23/21	3,441
18,257,000		People’s United Financial, Inc	3.650	12/06/22	17,979
8,245,000		PNC Bank NA	2.950	01/30/23	7,999
12,000,000		Regions Financial Corp	2.000	05/15/18	11,916
16,450,000	e	Royal Bank of Canada	1.875	02/05/20	16,151
12,000,000		Royal Bank of Canada	2.100	10/14/20	11,798
14,500,000	e,g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	14,340
15,000,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	14,953
20,000,000		SVB Financial Group	3.500	01/29/25	19,178
5,300,000	g	Toronto-Dominion Bank	1.950	04/02/20	5,216
		TOTAL BANKS			369,006

CAPITAL GOODS - 0.5%
2,500,000		3M Co	6.375	02/15/28	3,240
1,975,000		Anixter, Inc	5.125	10/01/21	1,975
4,575,000	g	Anixter, Inc	5.500	03/01/23	4,598
2,386,000	g	CRH America, Inc	3.875	05/18/25	2,371
4,600,000		Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	4,738
5,155,000		Pall Corp	5.000	06/15/20	5,665
5,625,000		Parker-Hannifin Corp	4.200	11/21/34	5,709
6,980,000		Pentair Finance S.A.	2.650	12/01/19	6,768
5,675,000		Precision Castparts Corp	2.500	01/15/23	5,480
6,400,000		Rockwell Automation, Inc	2.050	03/01/20	6,346
6,000,000		Rockwell Automation, Inc	2.875	03/01/25	5,852
3,300,000		Rockwell Collins, Inc	3.100	11/15/21	3,350
6,125,000		Rockwell Collins, Inc	3.700	12/15/23	6,301
2,500,000	g	Sealed Air Corp	5.500	09/15/25	2,550
		TOTAL CAPITAL GOODS			64,943

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
5,300,000	e	Air Lease Corp	2.125	01/15/18	5,207
9,075,000	e	Air Lease Corp	3.875	04/01/21	9,120
6,525,000	e	Air Lease Corp	4.250	09/15/24	6,395
2,730,000	e	Waste Management, Inc	4.600	03/01/21	2,946
3,475,000	e	Waste Management, Inc	3.900	03/01/35	3,249
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			26,917

CONSUMER DURABLES & APPAREL - 0.0%
2,925,000		Whirlpool Corp	5.150	03/01/43	2,876
		TOTAL CONSUMER DURABLES & APPAREL			2,876

CONSUMER SERVICES - 0.5%
4,000,000		American National Red Cross	5.567	11/15/17	4,258
10,000,000		Henry J Kaiser Family Foundation	3.356	12/01/25	10,076
1,250,000	e	McDonald’s Corp	5.000	02/01/19	1,351
19,000,000		Metropolitan Museum of Art	3.400	07/01/45	17,273
7,550,000		Nature Conservancy	6.300	07/01/19	8,371
17,500,000		New York Public Library Astor Lenox & Tilden Foundations	4.305	07/01/45	16,443
5,145,000		Salvation Army	5.637	09/01/26	5,603
		TOTAL CONSUMER SERVICES			63,375
352

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
DIVERSIFIED FINANCIALS - 1.0%
$750,000	g,i	Armor Re Ltd	4.243%	12/15/16	$748
2,675,000		Bank of New York Mellon Corp	5.450	05/15/19	2,953
14,750,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	14,801
2,169,000		Discover Financial Services	3.850	11/21/22	2,151
9,000,000	g	EDP Finance BV	4.125	01/15/20	9,021
9,500,000	e,g	EDP Finance BV	5.250	01/14/21	9,817
7,875,000	e	Ford Motor Credit Co LLC	2.375	01/16/18	7,857
11,700,000		Ford Motor Credit Co LLC	3.200	01/15/21	11,622
14,850,000		Ford Motor Credit Co LLC	4.134	08/04/25	14,805
2,300,000		Legg Mason, Inc	3.950	07/15/24	2,263
45,500,000		Morgan Stanley	2.200	12/07/18	45,529
9,750,000	g	RCI Banque S.A.	3.500	04/03/18	9,940
		TOTAL DIVERSIFIED FINANCIALS			131,507

ENERGY - 0.9%
1,848,000	e,g	California Resources Corp	8.000	12/15/22	973
689,000	e	California Resources Corp	6.000	11/15/24	210
4,145,000		Continental Resources, Inc	5.000	09/15/22	3,057
2,500,000	e	Devon Energy Corp	6.300	01/15/19	2,576
3,000,000	e	EOG Resources, Inc	4.100	02/01/21	3,165
8,450,000		EOG Resources, Inc	3.900	04/01/35	7,732
1,526,000		Marathon Oil Corp	5.900	03/15/18	1,543
7,450,000		Marathon Petroleum Corp	4.750	09/15/44	6,090
3,025,000	e	National Oilwell Varco, Inc	1.350	12/01/17	2,960
2,500,000		Noble Energy, Inc	8.250	03/01/19	2,796
3,290,000	e	Noble Energy, Inc	5.050	11/15/44	2,656
2,150,000	g	Northern Natural Gas Co	4.100	09/15/42	2,075
9,000,000	e	Phillips 66	4.650	11/15/34	8,431
2,575,000	e	Southwestern Energy Co	3.300	01/23/18	2,112
5,300,000	e	Southwestern Energy Co	4.050	01/23/20	3,843
5,000,000		Spectra Energy Capital LLC	5.650	03/01/20	5,253
9,000,000	i	Statoil ASA	0.544	11/09/17	8,954
9,000,000	e,i	Statoil ASA	0.652	05/15/18	8,947
9,500,000		Statoil ASA	3.150	01/23/22	9,476
4,500,000	e	Statoil ASA	2.650	01/15/24	4,211
5,932,000		Statoil ASA	3.950	05/15/43	5,358
12,150,000	g	Texas Eastern Transmission LP	2.800	10/15/22	10,800
6,175,000	e	Weatherford International Ltd	4.500	04/15/22	4,446
12,350,000	g	Woodside Finance Ltd	3.650	03/05/25	10,947
		TOTAL ENERGY			118,611

FOOD & STAPLES RETAILING - 0.0%
1,451,000		Safeway, Inc	3.400	12/01/16	1,436
		TOTAL FOOD & STAPLES RETAILING			1,436

FOOD, BEVERAGE & TOBACCO - 0.1%
4,678,000		Kellogg Co	4.000	12/15/20	4,921
3,250,000	e	Mead Johnson Nutrition Co	3.000	11/15/20	3,250
5,075,000		Mead Johnson Nutrition Co	4.125	11/15/25	5,116
428,000		PepsiCo, Inc	7.900	11/01/18	502
353

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,526,000		PepsiCo, Inc	3.600%	08/13/42	$3,192
		TOTAL FOOD, BEVERAGE & TOBACCO			16,981

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
4,000,000		Becton Dickinson & Co	5.000	05/15/19	4,321
3,250,000		Laboratory Corp of America Holdings	2.625	02/01/20	3,210
9,000,000		Laboratory Corp of America Holdings	3.200	02/01/22	8,836
5,375,000		Owens & Minor, Inc	3.875	09/15/21	5,354
5,000,000		Thermo Fisher Scientific, Inc	1.300	02/01/17	4,982
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			26,703

INSURANCE - 0.4%
1,600,000	g,i	Merna Reinsurance IV Ltd	2.663	04/08/16	1,600
3,100,000		Progressive Corp	3.750	08/23/21	3,278
9,000,000		Progressive Corp	3.700	01/26/45	8,145
15,000,000	i	Prudential Financial, Inc	5.200	03/15/44	14,482
7,450,000	i	Prudential Financial, Inc	5.375	05/15/45	7,441
10,550,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	10,195
8,687,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	8,198
2,000,000		Travelers Cos, Inc	5.900	06/02/19	2,252
		TOTAL INSURANCE			55,591

MATERIALS - 0.6%
4,405,000		Agrium, Inc	3.150	10/01/22	4,214
2,275,000	e	Ball Corp	5.000	03/15/22	2,321
8,930,000		Ball Corp	4.000	11/15/23	8,517
10,000,000	e	Ball Corp	5.250	07/01/25	10,225
5,750,000		Domtar Corp	4.400	04/01/22	5,848
2,300,000		Eastman Chemical Co	5.500	11/15/19	2,506
7,050,000		Eastman Chemical Co	2.700	01/15/20	6,983
7,500,000		International Paper Co	5.000	09/15/35	7,438
5,000,000		International Paper Co	6.000	11/15/41	5,243
4,000,000		International Paper Co	4.800	06/15/44	3,636
10,000,000		LyondellBasell Industries NV	4.625	02/26/55	8,110
5,000,000	e	MeadWestvaco Corp	7.375	09/01/19	5,699
5,000,000	e	Nucor Corp	4.000	08/01/23	4,850
		TOTAL MATERIALS			75,590

MEDIA - 0.2%
3,125,000	g	CCO Safari II LLC	3.579	07/23/20	3,107
7,925,000	e,g	CCO Safari II LLC	4.464	07/23/22	7,898
4,725,000	e,g	CCO Safari II LLC	4.908	07/23/25	4,720
7,225,000		Time Warner Cable, Inc	8.250	04/01/19	8,303
5,500,000		Time Warner Cable, Inc	4.500	09/15/42	4,316
		TOTAL MEDIA			28,344

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
2,550,000	e	Biogen, Inc	2.900	09/15/20	2,544
7,000,000	e	Biogen, Inc	3.625	09/15/22	7,078
12,733,000	e	Bristol-Myers Squibb Co	3.250	08/01/42	11,026
3,300,000		Zoetis, Inc	3.450	11/13/20	3,304
4,400,000	e	Zoetis, Inc	4.500	11/13/25	4,462
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			28,414
354

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
REAL ESTATE - 0.5%
$10,000,000		Equity One, Inc	3.750%	11/15/22	$9,657
3,500,000		Federal Realty Investment Trust	2.750	06/01/23	3,345
3,400,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,751
16,355,000		Kilroy Realty LP	3.800	01/15/23	16,212
5,450,000		Kilroy Realty LP	4.375	10/01/25	5,521
4,825,000		Mid-America Apartments LP	4.000	11/15/25	4,794
15,854,000	e	Regency Centers LP	3.750	06/15/24	15,752
4,650,000		Regency Centers LP	3.900	11/01/25	4,641
2,400,000	e	Ventas Realty LP	3.250	08/15/22	2,336
		TOTAL REAL ESTATE			66,009

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
3,375,000		CC Holdings GS V LLC	2.381	12/15/17	3,379
11,000,000	g	Hewlett-Packard Enterprise Co	2.850	10/05/18	10,996
5,475,000	e	Motorola Solutions, Inc	3.500	09/01/21	5,152
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			19,527

TELECOMMUNICATION SERVICES - 0.1%
3,400,000	e	CenturyLink, Inc	6.750	12/01/23	3,188
8,325,000		Sprint Corp	7.250	09/15/21	6,202
		TOTAL TELECOMMUNICATION SERVICES			9,390

TRANSPORTATION - 1.0%
9,500,000	e,i	Canadian National Railway Co	0.532	11/14/17	9,424
2,500,000		Delta Airlines	4.250	07/30/23	2,519
5,925,000		Delta Airlines	3.625	07/30/27	5,999
2,100,000		GATX Corp	2.500	03/15/19	2,067
2,545,000		GATX Corp	2.500	07/30/19	2,505
23,500,000	e	GATX Corp	2.600	03/30/20	22,872
7,250,000		GATX Corp	5.200	03/15/44	6,920
9,925,000	g	Kansas City Southern	4.950	08/15/45	9,712
2,500,000		Norfolk Southern Corp	5.750	01/15/16	2,503
5,000,000		Norfolk Southern Corp	3.250	12/01/21	4,988
6,894,000		Norfolk Southern Corp	2.903	02/15/23	6,661
475,000	e	Norfolk Southern Corp	5.590	05/17/25	543
7,500,000		Norfolk Southern Corp	4.450	06/15/45	7,062
6,900,000		Ryder System, Inc	2.550	06/01/19	6,860
3,450,000		Southwest Airlines Co	2.750	11/06/19	3,478
8,900,000		Spirit Airlines, Inc	4.100	04/01/28	8,767
4,050,000	e	Union Pacific Corp	3.375	02/01/35	3,658
5,388,060		Union Pacific Railroad Co	3.227	05/14/26	5,376
10,000,000		Union Pacific Railroad Co	2.695	05/12/27	9,689
1,360,000	i	United Parcel Service of America, Inc (Step Bond)	8.375	04/01/30	1,909
		TOTAL TRANSPORTATION			123,512

UTILITIES - 2.7%
12,475,000		AGL Capital Corp	3.875	11/15/25	12,555
2,000,000	e	Atmos Energy Corp	8.500	03/15/19	2,345
355

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,200,000		Connecticut Light & Power Co	5.500%	02/01/19	$1,318
2,000,000		Connecticut Light & Power Co	5.750	03/01/37	2,357
3,000,000		Connecticut Light & Power Co	4.150	06/01/45	2,965
8,955,717	g	Continental Wind LLC	6.000	02/28/33	9,888
10,000,000		Delmarva Power & Light Co	4.150	05/15/45	9,567
25,000,000	e,g	Electricite de France S.A.	3.625	10/13/25	24,452
872,705	g	Great River Energy	5.829	07/01/17	894
2,745,000	g	International Transmission Co	4.625	08/15/43	2,844
7,575,000		Interstate Power & Light Co	3.250	12/01/24	7,620
6,275,000		Interstate Power & Light Co	3.400	08/15/25	6,313
9,250,000	g	Narragansett Electric Co	4.170	12/10/42	8,649
9,450,000		NextEra Energy Capital Holdings, Inc	2.700	09/15/19	9,408
9,600,000	g	Niagara Mohawk Power Corp	4.278	10/01/34	9,427
9,750,000	g	Niagara Mohawk Power Corp	4.119	11/28/42	9,023
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	1,699
10,000,000		NorthWestern Corp	4.176	11/15/44	9,831
1,065,000	i	NSTAR Electric Co	0.604	05/17/16	1,064
630,000		Public Service Co of Colorado	4.750	08/15/41	678
10,000,000		Public Service Co of New Hampshire	3.500	11/01/23	10,251
13,000,000	i	San Diego Gas & Electric Co	0.677	03/09/17	12,968
5,500,000		San Diego Gas & Electric Co	3.000	08/15/21	5,617
6,383,933		San Diego Gas & Electric Co	1.914	02/01/22	6,273
620,000		San Diego Gas & Electric Co	6.000	06/01/39	771
8,875,000		Sierra Pacific Power Co	3.375	08/15/23	8,981
27,000,000	g	Solar Star Funding LLC	3.950	06/30/35	26,657
7,950,000	g	Solar Star Funding LLC	5.375	06/30/35	8,836
2,000,000		Southern California Edison Co	2.400	02/01/22	1,961
5,975,000		Southern Power Co	1.850	12/01/17	5,972
39,250,000	e	Southern Power Co	4.150	12/01/25	39,203
12,500,000	i	TECO Finance, Inc	0.920	04/10/18	12,336
16,000,000	e,g	TerraForm Power Operating LLC	5.875	02/01/23	13,240
5,000,000	g	Texas Eastern Transmission LP	4.125	12/01/20	4,995
20,586,872	g	Topaz Solar Farms LLC	4.875	09/30/39	21,267
14,091,767	g	Topaz Solar Farms LLC	5.750	09/30/39	15,549
5,000,000		Washington Gas Light Co	5.440	08/11/25	5,527
1,400,000	e	WEC Energy Group, Inc	3.550	06/15/25	1,408
16,525,000		WGL Holdings, Inc	2.250	11/01/19	16,429
7,000,000		Wisconsin Electric Power Co	3.650	12/15/42	6,411
		TOTAL UTILITIES			357,549

		TOTAL CORPORATE BONDS			1,622,594
		(Cost $1,643,632)

GOVERNMENT BONDS - 23.3%

AGENCY SECURITIES - 4.3%
8,316,735		Ethiopian Leasing 2012 LLC	2.566	08/14/26	8,296
4,040,562		Export Lease Ten Co LLC	1.650	05/07/25	3,899
5,500,000		Federal Home Loan Bank (FHLB)	5.000	11/17/17	5,894
6,333,333		FHLB	2.350	08/08/22	6,237
5,000,000		Federal Home Loan Mortgage Corp (FHLMC)	1.000	09/29/17	4,986
6,400,000		Federal National Mortgage Association (FNMA)	1.125	04/27/17	6,411
7,000,000		FNMA	1.625	01/21/20	6,987
356

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$15,500,000		FNMA	2.625%	09/06/24	$15,674
2,290,826	g	Genesis Solar 2011 Pass Through Trust	3.875	02/15/38	2,442
1,096,000	j	Government Trust Certificate	0.000	04/01/19	1,031
5,000,000	j	Government Trust Certificate	0.000	04/01/21	4,401
33,000,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	33,836
8,030,000	g	Hospital for Special Surgery	3.500	01/01/23	8,138
8,625,000	i	India Government AID Bond	0.429	02/01/27	8,248
6,425,000		Lutheran Medical Center	1.982	02/20/30	6,135
8,437,500		Mexican Aircraft Finance V LLC	2.329	01/14/27	8,361
3,735,000	g	Montefiore Medical Center	3.896	05/20/27	3,715
38,826		National Credit Union Administration	1.840	10/07/20	39
1,000,000		NCUA Guaranteed Notes	2.350	06/12/17	1,022
11,450,000		NCUA Guaranteed Notes	3.000	06/12/19	11,952
7,000,000		NCUA Guaranteed Notes	3.450	06/12/21	7,590
18,340,000		New York Society for the Relief of the Ruptured & Crippled	2.881	12/20/31	17,979
3,000,000	j	Overseas Private Investment Corp (OPIC)	0.000	04/30/17	3,190
10,750,000	j	OPIC	0.000	11/17/17	10,955
5,700,000	j	OPIC	0.000	11/15/19	5,828
4,774,963		OPIC	2.290	09/15/26	4,788
2,605,035		OPIC	2.040	12/15/26	2,580
7,462,730		OPIC	4.440	02/27/27	8,227
9,750,000		OPIC	2.740	09/15/29	9,456
12,000,000		OPIC	3.220	09/15/29	12,094
13,500,000		OPIC	3.280	09/15/29	13,669
2,459,027		OPIC	2.610	04/15/30	2,359
4,370,000		OPIC	2.930	05/15/30	4,314
7,222,000		OPIC	3.040	05/15/30	7,302
8,529,444		OPIC	3.540	06/15/30	8,986
21,940,297		OPIC	3.370	12/15/30	22,826
22,596,306		OPIC	3.820	12/20/32	23,856
14,578,262		OPIC	3.938	12/20/32	15,428
12,495,573		OPIC	3.160	06/01/33	12,398
11,995,750		OPIC	3.430	06/01/33	12,239
2,000,000		OPIC	2.940	07/31/33	1,956
9,750,000		Private Export Funding Corp (PEFCO)	2.125	07/15/16	9,808
11,750,000		PEFCO	1.375	02/15/17	11,774
8,000,000		PEFCO	2.250	12/15/17	8,133
5,000,000		PEFCO	4.375	03/15/19	5,407
5,854,000		PEFCO	1.450	08/15/19	5,739
13,150,000		PEFCO	2.250	03/15/20	13,249
8,000,000		PEFCO	2.300	09/15/20	8,052
17,500,000		PEFCO	4.300	12/15/21	19,216
8,250,000		PEFCO	2.050	11/15/22	7,922
4,000,000		PEFCO	3.550	01/15/24	4,219
5,335,000		PEFCO	2.450	07/15/24	5,161
8,000,000		PEFCO	3.250	06/15/25	8,215
2,850,568		Tayarra Ltd	3.628	02/15/22	2,990
2,755,030		Tricahue Leasing LLC	3.503	11/19/21	2,878
9,250,000		Ukraine Government AID Bonds	1.844	05/16/19	9,226
15,300,000		Ukraine Government AID Bonds	1.847	05/29/20	15,237
7,916,667		Ulani MSN 35940 LLC	2.227	05/16/25	7,857
10,750,000		United States Department of Housing and Urban Development (HUD)	1.770	08/01/18	10,844
357

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$750,000		HUD	2.050%	08/01/19	$760
9,500,000		HUD	4.870	08/01/19	10,484
3,217,000		HUD	2.910	08/01/23	3,323
3,894,000		HUD	2.910	08/01/17	4,010
8,000,000		HUD	4.560	08/01/17	8,440
5,007,000		HUD	5.380	08/01/18	5,149
13,967,000		HUD	4.960	08/01/20	15,602
13,500,000		HUD	5.050	08/01/21	15,092
7,810,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	8,046
3,750,000		VRG Linhas Aereas S.A.	0.983	03/13/18	3,725
8,350,807		Zarapito Leasing LLC	2.628	11/12/26	8,396
		TOTAL AGENCY SECURITIES			594,678

FOREIGN GOVERNMENT BONDS - 4.7%
24,000,000		African Development Bank	0.750	10/18/16	23,981
26,000,000		African Development Bank	1.375	12/17/18	25,957
13,550,000	e	African Development Bank	2.375	09/23/21	13,764
17,500,000		Asian Development Bank	2.125	03/19/25	17,079
6,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	6,005
6,300,000		Canada Government International Bond	0.875	02/14/17	6,295
9,000,000		Canada Government International Bond	1.125	03/19/18	8,974
7,446,039	g	Carpintero Finance Ltd	2.004	09/18/24	7,330
25,000,000		European Bank for Reconstruction & Development	1.625	04/10/18	25,081
2,000,000		European Investment Bank	4.875	02/15/36	2,487
38,470,000		Export Development Canada	0.875	01/30/17	38,429
16,275,000		Export Development Canada	1.250	12/10/18	16,173
9,000,000		Export Development Canada	1.625	12/03/19	8,970
18,175,000		Export-Import Bank of Korea	1.750	02/27/18	17,994
15,000,000	g	Finnvera Oyj	2.375	06/04/25	14,514
10,200,000		Hydro Quebec	1.375	06/19/17	10,222
6,082,000		Hydro Quebec	8.400	01/15/22	7,860
45,000,000		Inter-American Development Bank	1.185	07/09/18	44,840
3,000,000		International Bank for Reconstruction & Development	2.000	10/20/16	3,032
4,000,000		International Finance Corp	0.500	05/16/16	3,997
19,075,000		International Finance Corp	1.250	11/27/18	18,868
29,000,000	g,i	International Finance Facility for Immunisation	0.803	07/05/16	29,001
2,850,000		Italy Government International Bond	5.375	06/12/17	2,996
5,000,000	e	KFW	1.000	01/26/18	4,973
23,000,000	e	KFW	1.750	10/15/19	23,043
11,500,000		KFW	1.500	04/20/20	11,332
68,200,000		KFW	1.875	11/30/20	67,893
10,000,000		KFW	2.625	01/25/22	10,263
12,500,000	g	Kommunalbanken AS.	2.125	02/11/25	11,981
9,637,000	e	Landwirtschaftliche Rentenbank	2.000	01/13/25	9,281
14,845,000		North American Development Bank	2.300	10/10/18	14,950
36,075,000		North American Development Bank	2.400	10/26/22	35,691
5,000,000		Province of British Columbia Canada	1.200	04/25/17	5,006
15,250,000	e	Province of Manitoba Canada	1.750	05/30/19	15,165
15,000,000		Province of Manitoba Canada	2.100	09/06/22	14,548
12,700,000	e	Province of Manitoba Canada	3.050	05/14/24	12,922
10,000,000		Province of New Brunswick Canada	2.750	06/15/18	10,265
9,500,000		Province of Ontario Canada	1.200	02/14/18	9,445
5,000,000		Province of Ontario Canada	4.400	04/14/20	5,467
358

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$10,000,000	e	Province of Quebec Canada	3.500%	07/29/20	$10,577
5,000,000		Province of Quebec Canada	7.500	09/15/29	7,196
		TOTAL FOREIGN GOVERNMENT BONDS			633,847

MORTGAGE BACKED - 8.3%
4,015,054		Federal Home Loan Mortgage Corp (FHLMC)	3.500	08/15/34	4,131
7,024,291		FHLMC	3.000	01/15/41	7,192
11,777,227		FHLMC	3.000	09/15/42	11,741
2,755,772	i	FHLMC	0.681	10/15/42	2,766
8,450,780	i	FHLMC	0.681	07/15/45	8,477
34,274,565		Federal Home Loan Mortgage Corp (FHLMC)	3.500	10/01/45	35,397
11,556		FGLMC	6.500	12/01/16	12
58,228		FGLMC	6.000	12/01/17	60
65,576		FGLMC	7.000	10/01/20	69
6,283		FGLMC	7.000	05/01/23	7
22,387		FGLMC	8.000	01/01/31	26
16,000,000	h	FGLMC	3.000	01/15/31	16,485
7,000,000	h	FGLMC	3.500	01/15/31	7,316
501,050		FGLMC	4.500	07/01/33	542
844,147		FGLMC	5.500	09/01/33	950
940,588		FGLMC	5.500	09/01/33	1,060
1,269,530		FGLMC	5.500	12/01/33	1,410
3,125,808		FGLMC	7.000	12/01/33	3,684
1,124,040		FGLMC	7.000	05/01/35	1,338
143,455		FGLMC	5.000	02/01/36	157
2,164		FGLMC	6.500	05/01/36	2
758,503		FGLMC	5.000	07/01/39	830
3,387,544		FGLMC	4.500	11/01/40	3,725
3,815,197		FGLMC	4.500	12/01/40	4,184
9,575,763		FGLMC	4.000	08/01/44	10,219
938,905		FGLMC	4.500	10/01/44	1,033
1,391,805		FGLMC	4.500	11/01/44	1,532
1,055,874		FGLMC	4.500	11/01/44	1,161
572,479		FGLMC	4.500	12/01/44	622
817,277		FGLMC	4.500	12/01/44	898
3,924,735		FGLMC	3.500	04/01/45	4,055
8,808,624		FGLMC	3.500	07/01/45	9,082
15,000,000	h	FGLMC	3.500	01/15/46	15,436
19,000,000	h	FGLMC	4.000	01/15/46	20,066
11,082		Federal National Mortgage Association (FNMA)	8.000	03/01/23	12
30,447		FNMA	8.000	07/01/24	36
1,888,493		FNMA	3.000	01/01/30	1,949
2,461,703		FNMA	3.000	06/01/30	2,541
4,139,486		FNMA	3.000	07/01/30	4,273
10,000,000	h	FNMA	2.500	01/25/31	10,077
21,000,000	h	FNMA	3.000	01/25/31	21,629
18,000,000	h	FNMA	2.500	02/25/31	18,105
413,397		FNMA	6.500	07/01/32	477
171,630		FNMA	4.500	03/25/33	174
3,634,615		FNMA	5.000	06/01/33	4,020
7,848,049		FNMA	5.000	10/01/33	8,680
4,500,000		FNMA	3.000	10/25/33	4,461
405,691		FNMA	5.000	11/01/33	446
359

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$83,352		FNMA	7.000%	01/01/34	$89
1,194,722		FNMA	5.000	03/01/34	1,322
2,030,835		FNMA	5.500	03/01/34	2,286
8,165,435		FNMA	3.000	01/01/35	8,335
6,539,846		FNMA	5.000	05/01/35	7,218
4,197,700		FNMA	5.000	10/01/35	4,631
1,579,174		FNMA	5.500	08/01/37	1,773
751,542		FNMA	6.000	09/01/37	859
754,397		FNMA	6.000	09/01/37	866
218,220		FNMA	6.500	09/01/37	249
872,159		FNMA	5.500	01/01/38	983
18,290		FNMA	6.500	02/01/38	21
3,696,722		FNMA	5.500	11/01/38	4,300
5,461,331		FNMA	5.500	12/01/38	6,189
34,919		FNMA	4.500	04/01/39	38
443,832		FNMA	4.000	07/01/39	472
1,879,145		FNMA	5.500	08/01/39	2,126
739,039		FNMA	4.500	10/01/39	799
70,397		FNMA	4.500	02/01/40	77
822,435		FNMA	4.500	06/01/40	890
682,861		FNMA	5.000	08/01/40	753
3,255,903		FNMA	5.000	09/01/40	3,590
1,784,188		FNMA	4.500	11/01/40	1,931
148,782		FNMA	4.500	11/01/40	162
279,459		FNMA	4.500	01/01/41	307
208,951		FNMA	4.500	02/01/41	227
5,065,278		FNMA	5.000	05/01/41	5,593
240,234		FNMA	4.500	06/01/41	264
261,291		FNMA	4.500	06/01/41	285
950,041		FNMA	5.000	06/01/41	1,052
3,001,118		FNMA	5.000	07/01/41	3,325
6,550,547		FNMA	3.000	08/25/41	6,683
2,944,288		FNMA	4.500	11/01/41	3,184
432,644		FNMA	4.500	12/01/41	472
15,048,082		FNMA	5.500	12/01/41	17,210
264,515		FNMA	4.500	01/01/42	289
2,349,447		FNMA	3.500	02/01/42	2,429
8,620,942		FNMA	4.500	02/01/42	9,323
2,892,148		FNMA	4.500	04/01/42	3,129
270,898		FNMA	4.500	04/01/42	296
316,476		FNMA	4.500	06/01/42	345
11,955,142		FNMA	4.500	06/01/42	12,931
12,862,464		FNMA	3.500	07/01/42	13,293
245,483		FNMA	4.500	07/01/42	269
6,491,251	i	FNMA	0.922	08/25/42	6,537
209,934		FNMA	3.000	10/01/42	211
11,155,822		FNMA	3.000	10/01/42	11,192
202,400		FNMA	3.000	10/01/42	203
525,722		FNMA	3.000	11/01/42	527
6,006,826	i	FNMA	0.822	11/25/42	5,987
6,933,415		FNMA	3.500	11/25/42	1,345
258,165		FNMA	3.000	12/01/42	258
33,000		FNMA	3.000	12/01/42	33
360

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,782,697		FNMA	3.000%	01/01/43	$3,791
8,303,849		FNMA	3.000	01/01/43	8,320
597,568		FNMA	3.000	02/01/43	599
5,065,510		FNMA	3.000	02/01/43	5,075
10,510,055		FNMA	3.000	02/01/43	10,530
5,990,862		FNMA	3.000	02/25/43	6,127
216,719		FNMA	3.000	03/01/43	217
142,210		FNMA	3.000	03/01/43	142
119,853		FNMA	3.000	03/01/43	120
610,922		FNMA	3.000	03/01/43	612
3,940,119	i	FNMA	0.772	03/25/43	3,937
179,556		FNMA	3.000	04/01/43	180
199,314		FNMA	3.000	04/01/43	200
309,273		FNMA	3.000	04/01/43	310
13,294		FNMA	3.000	04/01/43	13
293,589		FNMA	3.000	04/01/43	294
53,578		FNMA	3.000	04/01/43	54
65,830		FNMA	3.000	04/01/43	66
155,401		FNMA	3.000	04/01/43	156
124,224		FNMA	3.000	04/01/43	124
4,499,347		FNMA	3.000	05/01/43	4,507
5,930,198		FNMA	3.000	08/25/43	6,070
12,774,309		FNMA	4.000	11/01/43	13,671
5,262,514		FNMA	4.000	04/01/44	5,599
3,243,924		FNMA	4.000	06/01/44	3,451
2,446,929		FNMA	4.000	06/01/44	2,605
12,629,586		FNMA	4.500	06/01/44	13,894
1,355,472		FNMA	4.500	06/01/44	1,491
962,341		FNMA	4.000	07/01/44	1,024
2,406,707		FNMA	4.000	07/01/44	2,562
1,192,498		FNMA	4.000	08/01/44	1,269
2,853,665		FNMA	4.000	08/01/44	3,038
7,861,166		FNMA	4.000	08/01/44	8,368
4,375,324		FNMA	4.000	08/01/44	4,657
2,920,869		FNMA	4.500	08/01/44	3,213
830,167		FNMA	4.000	09/01/44	884
703,073		FNMA	4.000	09/01/44	748
4,271,632		FNMA	4.000	10/01/44	4,547
6,854,799		FNMA	4.500	10/01/44	7,542
2,015,981		FNMA	3.500	11/01/44	2,083
13,641,103		FNMA	4.500	11/01/44	15,006
5,702,447		FNMA	4.000	12/01/44	6,071
2,394,516		FNMA	4.000	12/01/44	2,557
3,089,794		FNMA	4.000	12/01/44	3,297
2,935,057		FNMA	4.500	12/01/44	3,229
2,987,886		FNMA	4.000	01/01/45	3,182
4,805,977		FNMA	3.500	02/01/45	4,966
349,426		FNMA	3.500	03/01/45	362
1,224,472		FNMA	3.500	03/01/45	1,265
896,768		FNMA	3.500	03/01/45	927
582,392		FNMA	3.500	03/01/45	603
838,337		FNMA	4.500	03/01/45	923
388,542		FNMA	3.500	04/01/45	402
361

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,742,781		FNMA	3.500%	04/01/45	$1,801
693,773		FNMA	3.500	04/01/45	717
7,440,022		FNMA	3.500	04/01/45	7,688
920,493		FNMA	3.500	04/01/45	950
769,975		FNMA	4.500	04/01/45	847
6,910,995		FNMA	3.500	05/01/45	7,156
907,705		FNMA	4.000	05/01/45	967
1,116,732		FNMA	3.500	06/01/45	1,154
2,014,956		FNMA	4.000	06/01/45	2,146
9,200,012		FNMA	4.000	07/01/45	9,781
1,881,542		FNMA	4.000	11/01/45	2,004
998,257		FNMA	4.000	12/01/45	1,063
27,000,000	h	FNMA	3.000	01/25/46	26,991
40,000,000	h	FNMA	3.500	01/25/46	41,256
23,000,000	h	FNMA	4.000	01/25/46	24,332
7,000,000	h	FNMA	5.000	01/25/46	7,704
20,000,000	h	FNMA	3.000	02/25/46	19,953
12,000,000	h	FNMA	3.500	02/25/46	12,351
11,000,000	h	FNMA	4.000	02/25/46	11,616
25,000,000	h	FNMA	4.500	02/25/46	26,951
6,000,000	h	FNMA	5.000	02/25/46	6,596
27,000,000	h	FNMA	3.500	03/25/46	27,719
25,000,000	h	FNMA	4.000	03/25/46	26,336
4,778		Government National Mortgage Association (GNMA)	9.000	12/15/17	5
3,666,713		GNMA	2.300	10/15/19	3,669
7,374		GNMA	8.000	06/15/22	8
20,373		GNMA	6.500	08/15/23	23
7,944		GNMA	6.500	08/15/23	9
6,786,667		GNMA	2.580	08/15/25	6,903
95,994		GNMA	6.500	05/20/31	112
8,885,215		GNMA	2.640	01/15/33	9,057
12,438,605		GNMA	2.690	06/15/33	11,975
225,512		GNMA	5.500	07/15/33	256
9,905,240		GNMA	3.700	10/15/33	10,526
127,088		GNMA	6.000	10/20/36	144
136,430		GNMA	6.000	01/20/37	154
500,550		GNMA	5.500	02/15/37	562
735,554		GNMA	6.000	02/20/37	831
326,005		GNMA	5.000	04/15/38	361
240,026		GNMA	6.000	08/20/38	269
510,300		GNMA	6.500	11/20/38	584
471,333		GNMA	5.000	07/20/39	521
4,880,276		GNMA	4.500	09/20/39	5,346
8,795,683		GNMA	3.700	08/15/40	9,578
409,121		GNMA	3.500	12/15/41	428
18,147,885		GNMA	3.500	10/20/42	3,610
4,356,107		GNMA	3.500	07/15/43	4,556
1,031,435		GNMA	3.500	02/15/45	1,079
4,829,934		GNMA	4.000	04/15/45	5,141
4,677,959		GNMA	4.000	04/15/45	4,972
10,475,435		GNMA	4.000	05/15/45	11,135
362

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$16,655,155		GNMA	4.000%	06/15/45	$17,707
496,623		GNMA	3.500	07/15/45	520
30,000,000	h	GNMA	3.000	01/20/46	30,396
45,000,000	h	GNMA	3.500	01/20/46	46,895
15,000,000	h	GNMA	3.000	02/20/46	15,166
18,000,000	h	GNMA	3.500	02/20/46	18,714
21,000,000	h	GNMA	3.000	03/20/46	21,186
18,000,000	h	GNMA	3.500	03/20/46	18,671
		TOTAL MORTGAGE BACKED			1,113,731

MUNICIPAL BONDS - 3.8%
4,500,000	g	Basin Electric Power Coop	6.127	06/01/41	5,110
3,790,000		Bay Area Water Supply & Conservation Agency	2.535	10/01/21	3,775
2,635,000		Bay Area Water Supply & Conservation Agency	3.015	10/01/24	2,624
1,170,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	1,158
7,465,000		California Earthquake Authority	2.805	07/01/19	7,535
13,000,000		California Housing Finance Agency	2.966	08/01/22	12,902
6,165,000	g	California Pollution Control Financing Authority	5.000	07/01/27	6,442
8,020,000	g	California Pollution Control Financing Authority	5.000	07/01/37	8,333
2,500,000	g	California Pollution Control Financing Authority	5.000	11/21/45	2,577
3,700,000		Calleguas Municipal Water District	2.030	07/01/18	3,728
1,250,000		City & County of Honolulu, HI	6.114	07/01/29	1,373
8,850,000		City of Austin TX Water & Wastewater System Revenue	1.933	05/15/19	8,828
2,750,000		City of Austin TX Water & Wastewater System Revenue	2.133	11/15/19	2,742
6,500,000		City of Chicago IL	7.750	01/01/42	6,578
7,280,000		City of Cincinnati OH Water System Revenue	2.568	12/01/21	7,396
4,000,000		City of Dallas, TX	5.078	02/15/22	4,549
700,000		City of Eugene, OR	6.320	08/01/22	798
12,500,000		City of Houston TX Utility System Revenue	2.563	05/15/20	12,801
10,095,000		City of Houston TX Utility System Revenue	2.923	05/15/21	10,426
2,200,000		City of Jersey City NJ	1.509	09/01/16	2,205
2,180,000		City of Jersey City NJ	1.829	09/01/17	2,174
500,000		City of Jersey City NJ	2.079	09/01/18	498
925,000		City of Jersey City NJ	2.423	09/01/19	922
1,000,000		Commonwealth Financing Authority	2.675	06/01/21	985
1,150,000		Commonwealth Financing Authority	2.875	06/01/22	1,129
2,310,000		Commonwealth Financing Authority	3.075	06/01/23	2,276
15,000,000		Commonwealth of Massachusetts	5.000	08/01/33	17,593
755,000		County of Mercer, NJ	5.380	02/01/17	775
23,500,000		District of Columbia Water & Sewer Authority	4.814	10/01/14	23,269
3,525,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	3,774
15,630,000	j	Garden State Preservation Trust	0.000	11/01/22	13,445
1,000,000		Grant County Public Utility District No 2	5.470	01/01/34	1,075
1,250,000		Grant County Public Utility District No 2	4.164	01/01/35	1,221
4,135,000		Greene County OH	2.720	12/01/21	4,142
4,365,000		Greene County OH	3.120	12/01/23	4,372
4,615,000		Greene County OH	3.270	12/01/24	4,612
4,755,000		Greene County OH	3.420	12/01/25	4,740
1,600,000		Guadalupe Valley Electric Coop, Inc	5.671	10/01/32	1,745
975,000		Guadalupe-Blanco River Authority Industrial Development Corp	3.287	04/15/23	984
540,000		Lavaca-Navidad River Authority	3.850	08/01/26	542
6,430,000		Lavaca-Navidad River Authority	4.430	08/01/35	6,229
363

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$4,230,000		Massachusetts Housing Finance Agency	4.782%	12/01/20	$4,309
3,500,000		Metropolitan Council	1.750	09/01/20	3,462
5,000,000		Metropolitan Water District of Southern California	6.250	07/01/39	5,531
750,000		Metropolitan Water Reclamation District of Greater Chicago	2.229	12/01/16	757
1,590,000		Michigan Finance Authority	5.000	07/01/16	1,624
8,945,000		Michigan Finance Authority	5.000	07/01/22	10,570
8,000,000		Michigan Finance Authority	5.000	07/01/22	9,453
500,000		Michigan Finance Authority	5.000	07/01/22	578
2,500,000		Michigan Finance Authority	5.000	07/01/30	2,854
2,000,000		Michigan Finance Authority	5.000	07/01/31	2,275
1,590,000		New York State Energy Research & Development Authority	2.372	07/01/19	1,609
1,285,000		New York State Energy Research & Development Authority	2.772	07/01/20	1,309
1,590,000		New York State Energy Research & Development Authority	3.206	07/01/22	1,651
1,200,000		New York State Environmental Facilities Corp	2.005	06/15/19	1,196
1,220,000		New York State Environmental Facilities Corp	2.595	06/15/21	1,224
1,255,000		New York State Environmental Facilities Corp	3.045	06/15/24	1,266
1,225,000		New York State Environmental Facilities Corp	3.195	06/15/25	1,225
2,120,000		New York State Environmental Facilities Corp	3.520	07/15/27	2,142
500,000		New York State Environmental Facilities Corp	3.684	12/15/29	491
800,000		New York State Environmental Facilities Corp	5.807	06/15/39	987
1,915,000		New York State Urban Development Corp	6.500	12/15/18	2,110
2,230,000		Newport News Economic Development Authority	5.640	01/15/29	2,232
270,000		Newport News Economic Development Authority	5.640	01/15/29	270
1,250,000	g	Niagara Area Development Corp	4.000	11/01/24	1,260
4,750,000		Northern California Power Agency	4.320	07/01/24	5,059
2,450,000		Ohio State Water Development Authority	4.879	12/01/34	2,753
6,500,000	i	Ohio State Water Development Authority	0.381	05/01/38	6,500
700,000		Oklahoma Water Resources Board	3.071	04/01/22	723
1,220,000		Pend Oreille County Public Utility District No Box Canyon	1.987	01/01/16	1,220
1,000,000		Pend Oreille County Public Utility District No Box Canyon	2.417	01/01/17	1,011
1,000,000		Pend Oreille County Public Utility District No Box Canyon	2.787	01/01/18	1,020
1,000,000		Pend Oreille County Public Utility District No Box Canyon	3.037	01/01/19	1,034
1,070,000		Pend Oreille County Public Utility District No Box Canyon	3.621	01/01/21	1,115
5,000,000		Pend Oreille County Public Utility District No Box Canyon	5.000	01/01/30	5,092
1,000,000		South Dakota Conservancy District	1.620	08/01/18	999
3,330,000		South Dakota Conservancy District	1.648	08/01/18	3,357
2,920,000		South Dakota Conservancy District	1.898	08/01/19	2,941
38,830,000		State of California	3.750	10/01/37	40,145
7,050,000		State of California	4.988	04/01/39	7,253
5,000,000		State of Connecticut	5.090	10/01/30	5,513
5,570,000		State of Illinois	4.350	06/01/18	5,694
9,000,000		State of Illinois	5.520	04/01/38	8,039
4,505,000		State of Michigan	3.375	12/01/20	4,757
4,405,000		State of Michigan	3.590	12/01/26	4,488
2,500,000		State of Ohio	5.412	09/01/28	2,946
3,265,000		State of Texas	4.900	08/01/20	3,273
5,000,000		State of Texas	6.072	10/01/29	5,664
2,025,000		State of Texas	3.576	08/01/34	1,919
3,370,000		State of Texas	3.726	08/01/43	3,224
1,985,000		State of Washington	5.050	01/01/18	1,986
3,000		State of Wisconsin	5.700	05/01/26	3
16,480,000		Suffolk County Water Authority	3.500	06/01/39	16,732
4,000,000		Suffolk County Water Authority	4.000	06/01/39	4,245
364

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,280,000		Tampa Bay Water	2.612%	10/01/25	$2,217
3,225,000		Tampa Bay Water	2.782	10/01/26	3,124
3,000,000		Tampa Bay Water	2.952	10/01/27	2,883
1,255,000		Texas Water Development Board	4.248	10/15/35	1,236
4,170,000		Texas Water Development Board	4.648	04/15/50	4,086
5,000,000		Tuolumne Wind Project Authority	6.918	01/01/34	6,044
3,035,000		University of California	3.809	05/15/28	3,067
11,400,000		University of California	4.009	05/15/30	11,548
6,500,000	i	University of California	0.744	07/01/41	6,498
1,000,000		University of Cincinnati	3.250	06/01/29	1,015
1,560,000		University of Cincinnati	3.650	06/01/34	1,598
1,615,000		University of Cincinnati	3.700	06/01/35	1,654
18,000,000		University of New Mexico	3.532	06/20/32	17,315
17,500,000		University of Virginia	3.570	04/01/45	17,971
1,000,000		Washington County Clean Water Services	5.078	10/01/24	1,165
600,000		West Virginia Water Development Authority	5.000	11/01/21	709
1,345,000		West Virginia Water Development Authority	5.000	11/01/22	1,612
1,000,000		West Virginia Water Development Authority	5.000	11/01/23	1,214
		TOTAL MUNICIPAL BONDS			502,428

U.S. TREASURY SECURITIES - 2.2%
6,000,000		United States Treasury Bond	3.125	02/15/43	6,137
50,000,000		United States Treasury Bond	2.875	05/15/43	48,649
1,000,000		United States Treasury Bond	3.375	05/15/44	1,071
68,310,000		United States Treasury Bond	2.875	08/15/45	66,216
2,000,000		United States Treasury Note	0.625	07/15/16	2,000
2,200,000		United States Treasury Note	0.500	11/30/16	2,194
4,890,000		United States Treasury Note	0.500	02/28/17	4,870
8,500,000		United States Treasury Note	0.625	08/31/17	8,446
11,720,000		United States Treasury Note	1.250	12/15/18	11,697
1,030,000		United States Treasury Note	1.625	04/30/19	1,036
39,825,000		United States Treasury Note	1.625	11/30/20	39,600
4,150,000		United States Treasury Note	2.000	07/31/22	4,139
4,500,000		United States Treasury Note	1.750	09/30/22	4,411
12,234,500		United States Treasury Note	1.625	11/15/22	11,885
85,860,400		United States Treasury Note	2.250	11/15/25	85,668
		TOTAL U.S. TREASURY SECURITIES			298,019

		TOTAL GOVERNMENT BONDS			3,142,703
		(Cost $3,105,197)

STRUCTURED ASSETS - 3.4%

ASSET BACKED - 1.5%
6,898,666	g	Alterna Funding I LLC	1.639	02/15/21	6,859
		Series - 2014 1A (Class NOTE)
622,965	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	621
		Series - 2005 HE7 (Class M2)
4,965,277	i	Asset-Backed Pass-Through Certificates	1.036	01/25/35	4,796
		Series - 2004 R12 (Class M1)
2,250,000	g	Avis Budget Rental Car Funding AESOP LLC	5.110	03/20/17	2,258
		Series - 2010 5A (Class B)
4,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.780	02/20/18	4,024
		Series - 2011 5A (Class C)
365

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$4,000,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720%	02/20/18	$4,073
		Series - 2011 5A (Class B)
925,000	i	Basic Asset Backed Securities Trust	0.732	04/25/36	825
		Series - 2006 1 (Class A3)
10,042	i	Bear Stearns Asset Backed Securities Trust	1.162	11/25/39	10
		Series - 2005 SD3 (Class 2A1)
4,000,000	g	Capital Automotive REIT	3.660	10/15/44	4,019
		Series - 2014 1A (Class A)
4,001,302	i	Chase Funding Loan Acquisition Trust	1.277	06/25/34	3,445
		Series - 2004 OPT1 (Class M1)
6,096,308	i	Connecticut Avenue Securities	1.922	02/25/25	6,106
		Series - 2015 C01 (Class 1M1)
5,955,000	g	DB Master Finance LLC	3.262	02/20/45	5,893
		Series - 2015 1A (Class A2I)
1,715,000	g,i	DB/UBS Mortgage Trust	5.663	11/10/46	1,887
		Series - 2011 LC1A (Class C)
983,805	g	Diamond Resorts Owner Trust	1.950	01/20/25	973
		Series - 2013 1 (Class A)
7,946,250	g	Domino’s Pizza Master Issuer LLC	5.216	01/25/42	8,175
		Series - 2012 1A (Class A2)
2,000,000	g	Domino’s Pizza Master Issuer LLC	3.484	10/25/45	1,960
		Series - 2015 1A (Class A2I)
1,000,000	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	986
		Series - 2015 1A (Class A2II)
19,855,523	g	HERO Funding Trust	3.840	09/21/40	19,886
		Series - 2015 1A (Class A)
4,012,513	g	HERO Funding Trust	3.990	09/21/40	4,000
		Series - 2014 2A (Class A)
500,000	g	Hertz Vehicle Financing LLC	6.440	02/25/19	523
		Series - 2010 1A (Class B3)
1,367,139	i	Lehman XS Trust	0.672	02/25/36	1,306
		Series - 2006 1 (Class 1A1)
4,120,928	i	Lehman XS Trust	6.500	06/25/46	3,132
		Series - 2006 13 (Class 2A1)
823,608	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.202	01/25/36	818
		Series - 2005 WCH1 (Class M2)
208,232	i	Residential Asset Mortgage Products, Inc	5.470	09/25/33	214
		Series - 2003 RZ5 (Class A7) (Step Bond)
53,085	i	Residential Asset Securities Corp	1.067	04/25/35	53
		Series - 2005 KS3 (Class M3)
326,556	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	329
		Series - 2006 HI1 (Class M1) (Step Bond)
200,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	208
		Series - 2006 HI1 (Class M2)
3,800,000		Santander Drive Auto Receivables Trust	1.760	01/15/19	3,804
		Series - 2013 1 (Class C)
800,000		Santander Drive Auto Receivables Trust	1.960	05/15/20	793
		Series - 2015 5 (Class B)
800,000		Santander Drive Auto Receivables Trust	2.740	12/15/21	794
		Series - 2015 5 (Class C)
328,507	i	Securitized Asset Backed Receivables LLC	0.722	10/25/35	327
		Series - 2006 OP1 (Class A2C)
366

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,334,585	g	Sierra Receivables Funding Co LLC	3.420%	03/20/29	$1,344
		Series - 2012 2A (Class B)
1,041,962	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	1,025
		Series - 2013 1A (Class A)
917,716	g	Sierra Timeshare 2015-3 Receivables Funding LLC	2.580	09/20/32	902
		Series - 2015 3A (Class A)
1,376,573	g	Sierra Timeshare 2015-3 Receivables Funding LLC	3.080	09/20/32	1,354
		Series - 2015 3A (Class B)
6,425,528	g	SolarCity LMC	4.590	04/20/44	6,321
		Series - 2014 1 (Class A)
29,320,318	g	SolarCity LMC	4.020	07/20/44	27,866
		Series - 2014 2 (Class A)
119,785	i	Soundview Home Equity Loan Trust	0.722	11/25/35	120
		Series - 2005 OPT3 (Class A4)
9,881,188	g	SpringCastle America Funding LLC	2.700	05/25/23	9,859
		Series - 2014 AA (Class A)
5,601,015	i	Structured Asset Securities Corp Mortgage Loan Trust	1.744	04/25/35	5,322
		Series - 2005 7XS (Class 2A1A)
22,500,000		Toyota Auto Receivables Owner Trust	1.270	05/15/19	22,402
		Series - 2015 B (Class A3)
22,500,000		Toyota Auto Receivables Owner Trust	1.740	09/15/20	22,509
		Series - 2015 B (Class A4)
482,044	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	491
		Series - 2006 N1 (Class N1)
553,210	g,i	Wachovia Loan Trust	0.782	05/25/35	539
		Series - 2005 SD1 (Class A)
54,275	i	Wells Fargo Home Equity Trust	0.562	07/25/36	54
		Series - 2006 2 (Class A3)
3,990,000	g	Wendys Funding LLC	3.371	06/15/45	3,893
		Series - 2015 1A (Class A2I)
		TOTAL ASSET BACKED			197,098

OTHER MORTGAGE BACKED - 1.9%
1,800,000		Banc of America Commercial Mortgage Trust	5.480	10/10/45	1,766
		Series - 2006 6 (Class B)
3,050,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	3,121
		Series - 2007 1 (Class AM)
5,416,386	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	5,546
		Series - 2007 1 (Class AMFX)
760,000	i	Banc of America Commercial Mortgage Trust	5.809	02/10/51	770
		Series - 2007 4 (Class AJ)
10,250,000	g	BBCMS Trust	3.593	09/15/32	10,524
		Series - 2015 MSQ (Class A)
6,000,000	g,i	BBCMS Trust	3.894	09/15/32	6,178
		Series - 2015 MSQ (Class B)
2,590,000	i	Bear Stearns Commercial Mortgage Securities	5.920	09/11/42	2,733
		Series - 2007 T28 (Class AJ)
2,500,000	i	Bear Stearns Commercial Mortgage Securities	5.878	06/11/50	2,476
		Series - 2007 PW17 (Class AJ)
1,225,000	i	Citigroup Commercial Mortgage Trust	5.975	03/15/49	1,231
		Series - 2006 C4 (Class AJ)
3,925,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	3,951
		Series - 2007 C3 (Class AJ)
367

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,575,000	i	COBALT CMBS Commercial Mortgage Trust	5.771%	05/15/46	$2,703
		Series - 2007 C3 (Class AM)
2,750,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	2,863
		Series - 2007 C2 (Class AMFX)
3,500,000	g,i	COMM 2007-C9 Mortgage Trust	5.796	12/10/49	3,459
		Series - 2007 C9 (Class G)
4,000,000	i	COMM Mortgage Trust	5.796	12/10/49	4,051
		Series - 2007 C9 (Class B)
495,773	i	Commercial Mortgage Trust	5.238	04/10/37	495
		Series - 2005 GG5 (Class AJ)
6,317,426	i	Commercial Mortgage Trust	5.867	12/10/49	6,562
		Series - 2007 GG11 (Class AM)
443,094		Countrywide Alternative Loan Trust	5.500	08/25/16	446
		Series - 2004 30CB (Class 1A15)
2,775,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	2,799
		Series - 2007 C4 (Class A1AJ)
6,000,000	i	Credit Suisse Commercial Mortgage Trust	5.949	09/15/39	6,061
		Series - 2007 C4 (Class AJ)
1,500,000		Credit Suisse Commercial Mortgage Trust	5.343	12/15/39	1,530
		Series - 2006 C5 (Class AM)
3,500,000	g	Credit Suisse Commercial Mortgage Trust	5.383	02/15/40	3,563
		Series - 2009 RR1 (Class A3C)
8,450,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	8,179
		Series - 2007 C2 (Class AJ)
44,562	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	45
		Series - 2005 C5 (Class C)
2,000,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	2,215
		Series - 2006 OMA (Class D)
500,000	i	GE Commercial Mortgage Corp	5.606	12/10/49	508
		Series - 2007 C1 (Class AM)
3,660,000	i	GMAC Commercial Mortgage Securities, Inc	4.984	12/10/41	3,733
		Series - 2004 C3 (Class C)
2,535,000	g,i	GS Mortgage Securities Corp II	5.188	12/10/43	2,774
		Series - 2010 C2 (Class B)
1,500,000	i	GS Mortgage Securities Trust	5.553	04/10/38	1,501
		Series - 2006 GG6 (Class B)
1,750,000	i	GS Mortgage Securities Trust	5.666	04/10/38	1,748
		Series - 2006 GG6 (Class C)
1,290,880	i	Harborview Mortgage Loan Trust	0.622	07/19/47	1,052
		Series - 2007 4 (Class 2A1)
698,231	i	Impac CMB Trust	1.082	03/25/35	647
		Series - 2004 11 (Class 2A1)
3,780,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	3,780
		Series - 2005 LDP2 (Class C)
3,025,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.277	07/15/46	3,195
		Series - 2011 C4 (Class C)
5,033,916		JP Morgan Chase Commercial Mortgage Securities Trust	5.257	05/15/47	5,109
		Series - 2006 LDP9 (Class A1A)
2,639,215	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	2,777
		Series - 2007 LD12 (Class AM)
1,500,000	i	LB-UBS Commercial Mortgage Trust	5.737	03/15/39	1,498
		Series - 2006 C3 (Class C)
368

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,500,000		LB-UBS Commercial Mortgage Trust	5.484%	02/15/40	$2,525
		Series - 2007 C1 (Class AJ)
700,000	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	701
		Series - 2007 C1 (Class C)
3,390,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	3,320
		Series - 2007 C1 (Class D)
750,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	783
		Series - 2007 C6 (Class AM)
8,165,787	g,i	LVII Resecuritization Trust	3.033	07/31/47	8,166
		Series - 2015 A (Class A)
645,000	i	Merrill Lynch Mortgage Trust	6.267	02/12/51	684
		Series - 0 C1 (Class AJA)
2,750,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	2,808
		Series - 2007 6 (Class AM)
855,000	g,i	Morgan Stanley Capital I Trust	5.847	08/12/41	867
		Series - 2006 T23 (Class B)
3,000,000	i	Morgan Stanley Capital I Trust	5.389	11/12/41	3,010
		Series - 2006 HQ10 (Class AJ)
2,111,000	i	Morgan Stanley Capital I Trust	5.834	10/15/42	2,113
		Series - 2006 IQ11 (Class AJ)
710,000	g,i	Morgan Stanley Capital I Trust	5.438	09/15/47	747
		Series - 2011 C1 (Class D)
6,000,000	i	Morgan Stanley Capital I Trust	5.861	04/12/49	5,976
		Series - 2007 HQ12 (Class C)
9,500,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	9,949
		Series - 2007 IQ15 (Class AM)
1,600,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	1,594
		Series - 2007 IQ15 (Class AJ)
4,000,000	i	Morgan Stanley Capital I Trust	6.097	12/12/49	3,814
		Series - 2007 IQ16 (Class AJFX)
12,000,000	g	Morgan Stanley Capital I Trust 2014-CPT	3.350	07/13/29	12,233
		Series - 2014 CPT (Class A)
17,385,000	g	OBP Depositor LLC Trust	4.646	07/15/45	18,732
		Series - 2010 OBP (Class A)
2,931		Residential Accredit Loans, Inc	4.350	03/25/34	3
		Series - 2004 QS4 (Class A1)
1,984,614	i	Structured Agency Credit Risk Debt Note (STACR)	1.672	01/25/25	1,986
		Series - 2015 DN1 (Class M1)
7,375,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.822	01/25/25	7,488
		Series - 2015 DN1 (Class M2)
10,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.622	03/25/25	9,971
		Series - 2015 HQ1 (Class M2)
750,000	i	Structured Agency Credit Risk Debt Note (STACR)	4.222	03/25/25	723
		Series - 2015 HQ1 (Class M3)
5,000,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.551	12/15/43	4,787
		Series - 2007 C30 (Class AMFL)
4,585,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	4,738
		Series - 2007 C30 (Class AM)
890,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	935
		Series - 2007 C34 (Class AM)
1,700,000	i	Wachovia Bank Commercial Mortgage Trust	5.947	05/15/46	1,714
		Series - 2007 C34 (Class AJ)
1,975,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	2,047
		Series - 2007 C31 (Class AM)
369

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,500,000	i	Wachovia Bank Commercial Mortgage Trust	5.660%	04/15/47	$1,499
		Series - 2007 C31 (Class AJ)
700,000	i	Wachovia Bank Commercial Mortgage Trust	5.680	04/15/47	679
		Series - 2007 C31 (Class C)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.700	04/15/47	1,001
		Series - 2007 C31 (Class B)
4,000,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	4,167
		Series - 2007 C32 (Class AMFX)
875,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	808
		Series - 2007 C32 (Class B)
12,830,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	12,825
		Series - 2007 C32 (Class AJ)
510,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	536
		Series - 2007 C33 (Class AM)
6,012,469	i	WaMu Mortgage Pass-Through Certificates	0.852	10/25/45	5,240
		Series - 2005 AR13 (Class A1B2)
2,189,544	i	WaMu Mortgage Pass-Through Certificates	0.772	12/25/45	1,895
		Series - 2005 AR19 (Class A1B3)
		TOTAL OTHER MORTGAGE BACKED			252,653

		TOTAL STRUCTURED ASSETS			449,751
		(Cost $454,422)

		TOTAL BONDS			5,215,048
		(Cost $5,203,251)

SHARES		COMPANY
COMMON STOCKS - 59.7%

AUTOMOBILES & COMPONENTS - 1.7%
48,600		Aisin Seiki Co Ltd			2,092
169,906		Bayerische Motoren Werke AG.			17,900
58,860		Bayerische Motoren Werke AG. (Preference)			4,925
2,283		Delphi Automotive plc			196
201,982		Denso Corp			9,652
2,464,687		Ford Motor Co			34,727
315,803		Fuji Heavy Industries Ltd			13,010
1,026,012		GKN plc			4,656
234,290		Harley-Davidson, Inc			10,634
617,680		Honda Motor Co Ltd			19,742
682,420		Johnson Controls, Inc			26,949
172,551		Magna International, Inc (Class A)			6,998
460,400		Mazda Motor Corp			9,500
59,514	*	Modine Manufacturing Co			539
1,432,900		Nissan Motor Co Ltd			15,004
147,140		Renault S.A.			14,728
129,900		Sumitomo Electric Industries Ltd			1,834
103,927	*,e	Tesla Motors, Inc			24,943
98,500		Toyota Industries Corp			5,267
96,100		Yamaha Motor Co Ltd			2,154
		TOTAL AUTOMOBILES & COMPONENTS			225,450
370

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
BANKS - 4.1%
11,671		Ameris Bancorp	$397
18,981		Apollo Residential Mortgage	227
1,164		Arrow Financial Corp	32
51,058		Associated Banc-Corp	957
4,424		Astoria Financial Corp	70
1,050,547		Australia & New Zealand Banking Group Ltd	21,200
5,061,924		Banca Intesa S.p.A.	16,811
847,234		Banca Intesa S.p.A. RSP	2,588
2,182,951		Banco Bilbao Vizcaya Argentaria S.A.	15,950
964,152		Bank Hapoalim Ltd	4,977
38,983		Bank Mutual Corp	304
25,289		Bank of Hawaii Corp	1,591
96,962	*	Bank of Montreal	5,471
305,383		Bank of Nova Scotia	12,353
3,264		Bank of the Ozarks, Inc	161
14,955		Banner Corp	686
910,937		BB&T Corp	34,442
41,699		BBCN Bancorp, Inc	718
326		Bendigo Bank Ltd	3
1,202	*	Beneficial Bancorp, Inc	16
27,135		Berkshire Hills Bancorp, Inc	790
12,850	e	BOK Financial Corp	768
63,695		Boston Private Financial Holdings, Inc	722
9,648		Brookline Bancorp, Inc	111
2,735		Camden National Corp	121
5,386	e	Canadian Imperial Bank of Commerce/Canada	355
28,343		Capital Bank Financial Corp	906
7,221		Capitol Federal Financial	91
5,264		Cardinal Financial Corp	120
3,360		Cathay General Bancorp	105
27,540		Centerstate Banks of Florida, Inc	431
134,058		CIT Group, Inc	5,322
17,464		CoBiz, Inc	234
2,120		Columbia Banking System, Inc	69
164,058		Comerica, Inc	6,863
64,211		Commerce Bancshares, Inc	2,732
500,286		Commonwealth Bank of Australia	30,930
3,936	e	Community Bank System, Inc	157
101,580		Criteria CaixaBank S.A.	354
9,127	e	Cullen/Frost Bankers, Inc	548
46,680	*	Customers Bancorp, Inc	1,271
95,200		DBS Group Holdings Ltd	1,116
66,896		DNB NOR Holding ASA	824
10,051		East West Bancorp, Inc	418
49,985	*	FCB Financial Holdings, Inc	1,789
14,531		Federal Agricultural Mortgage Corp (Class C)	459
5,021		First Bancorp (NC)	94
451		First Citizens Bancshares, Inc (Class A)	116
106,588		First Commonwealth Financial Corp	967
2,793		First Community Bancshares, Inc	52
371

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
6,726		First Financial Bancorp	$122
26,945	e	First Financial Bankshares, Inc	813
24,484		First Interstate Bancsystem, Inc	712
15,572		First Merchants Corp	396
235,971		First Niagara Financial Group, Inc	2,560
16,186		FNB Corp	216
2,590	e	Glacier Bancorp, Inc	69
2,960		Great Southern Bancorp, Inc	134
5,441		Hancock Holding Co	137
540,300		Hang Seng Bank Ltd	10,240
16,889		Heartland Financial USA, Inc	530
5,270		Heritage Financial Corp	99
16,335	*	HomeStreet, Inc	355
25,514	*	HomeTrust Bancshares, Inc	517
4,900,694		HSBC Holdings plc	38,687
9,593		IBERIABANK Corp	528
8,671		Independent Bank Corp (MA)	403
1,147		International Bancshares Corp	29
20,614		Investors Bancorp, Inc	256
209,613		KBC Groep NV	13,106
1,087,506		Keycorp	14,344
21,058		Lakeland Bancorp, Inc	248
170,095		M&T Bank Corp	20,612
1,800		MB Financial, Inc	58
61,360	*	MGIC Investment Corp	542
597,000		Mitsui Trust Holdings, Inc	2,261
6,775,800		Mizuho Financial Group, Inc	13,552
937,470		National Australia Bank Ltd	20,457
44,990		National Bank Holdings Corp	961
68,401		National Penn Bancshares, Inc	843
996,789		Natixis	5,639
1,500		NBT Bancorp, Inc	42
145,456		New York Community Bancorp, Inc	2,374
1,196,417		Nordea Bank AB	13,127
11,094		Northfield Bancorp, Inc	177
57,600	e	OFG Bancorp	422
19,938		Old National Bancorp	270
6,303		Opus Bank	233
22,911		PacWest Bancorp	987
6,688		Peoples Bancorp, Inc	126
2,728	e	People’s United Financial, Inc	44
22,527	*	PHH Corp	365
7,054		Pinnacle Financial Partners, Inc	362
414,488		PNC Financial Services Group, Inc	39,505
130,498		Popular, Inc	3,698
20,422		PrivateBancorp, Inc	838
53,363		Provident Financial Services, Inc	1,075
244,880		Radian Group, Inc	3,279
12,261		Renasant Corp	422
162,700		Resona Holdings, Inc	790
280,979	e	Royal Bank of Canada	15,057
1,000		S&T Bancorp, Inc	31
372

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
183,355		Skandinaviska Enskilda Banken AB (Class A)	$1,928
10,441	e	Southside Bancshares, Inc	251
1,131,530		Standard Chartered plc	9,388
7,477		State Bank & Trust Co	157
1,445		Stock Yards Bancorp, Inc	55
488,800		Sumitomo Mitsui Financial Group, Inc	18,448
28,454	*	SVB Financial Group	3,383
51,515		Swedbank AB (A Shares)	1,135
800	*	Texas Capital Bancshares, Inc	40
41,386	*	The Bancorp, Inc	264
560,198	e	Toronto-Dominion Bank	21,959
4,770	*	Tristate Capital Holdings, Inc	67
1,700		Trustmark Corp	39
9,733		UMB Financial Corp	453
35,151		Umpqua Holdings Corp	559
2,479		Union Bankshares Corp	63
10,908	e	United Bankshares, Inc	403
5,569		United Financial Bancorp, Inc (New)	72
993,473		US Bancorp	42,391
2,877	*	Walker & Dunlop, Inc	83
37,869	*,e	Walter Investment Management Corp	538
13,956		Webster Financial Corp	519
3,652		WesBanco, Inc	110
12,276	e	Westamerica Bancorporation	574
50,433	*	Western Alliance Bancorp	1,808
1,080,806		Westpac Banking Corp	26,198
51,792		Wilshire Bancorp, Inc	598
1,110		Wintrust Financial Corp	54
37,356		Zions Bancorporation	1,020
		TOTAL BANKS	542,996
CAPITAL GOODS - 4.1%
333,306		3M Co	50,210
6,541		A.O. Smith Corp	501
9,110	e	Advanced Drainage Systems, Inc	219
75,930		Alfa Laval AB	1,386
1,796		American Science & Engineering, Inc	74
310,304		Ametek, Inc	16,629
4,886		Argan, Inc	158
44,954	*	ArvinMeritor, Inc	375
368,000	e	Asahi Glass Co Ltd	2,108
134,798		Assa Abloy AB	2,822
167,942		Atlas Copco AB (A Shares)	4,119
242,593		Atlas Copco AB (B Shares)	5,577
102,199		Barnes Group, Inc	3,617
2,120	*	Beacon Roofing Supply, Inc	87
107,493		Bouygues S.A.	4,262
29,997		Briggs & Stratton Corp	519
116,374	*	Builders FirstSource, Inc	1,289
177,259		Bunzl plc	4,918
235,563	e	Caterpillar, Inc	16,009
818	e	Chicago Bridge & Iron Co NV	32
373

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
838,021		CNH Industrial NV	$5,740
321,931		Compagnie de Saint-Gobain	13,951
196,231		Cummins, Inc	17,270
47,600		Daikin Industries Ltd	3,466
441,807		Danaher Corp	41,035
288,092	e	Deere & Co	21,973
7,468		Dover Corp	458
343,966		Eaton Corp	17,900
4,941		EMCOR Group, Inc	237
4,487		EnerSys	251
19,159	*	Esterline Technologies Corp	1,552
152,130	e	Fastenal Co	6,210
98,441		Ferrovial S.A.	2,226
215		Flowserve Corp	9
558		Fluor Corp	26
41,392	*	Furmanite Corp	276
21,626		GEA Group AG.	874
21,073		Geberit AG.	7,138
20,413		H&E Equipment Services, Inc	357
62,217		Hexcel Corp	2,890
164,600		Hino Motors Ltd	1,902
83,600	e	Hitachi Construction Machinery Co Ltd	1,300
363,611		Illinois Tool Works, Inc	33,700
134,981		Ingersoll-Rand plc	7,463
500	*	Jacobs Engineering Group, Inc	21
96,000		Kawasaki Heavy Industries Ltd	355
1,269,870		Keppel Corp Ltd	5,801
26,450	*,e	KEYW Holding Corp	159
478,400		Komatsu Ltd	7,828
364,587		Koninklijke Philips Electronics NV	9,306
374,000		Kubota Corp	5,778
25,552		Legrand S.A.	1,445
676		Lincoln Electric Holdings, Inc	35
438,365		Masco Corp	12,406
121,857		Meggitt plc	673
1,101	*	Middleby Corp	119
839,200		Mitsubishi Corp	13,959
794,000		Mitsubishi Electric Corp	8,335
6,490	*	MYR Group, Inc	134
83,000		NGK Insulators Ltd	1,871
71,454		Nordson Corp	4,584
95,100		NSK Ltd	1,033
150,887		Owens Corning, Inc	7,096
287,650		Paccar, Inc	13,635
35,585		Parker Hannifin Corp	3,451
105,679		Pentair plc	5,234
127,194	*,e	Plug Power, Inc	268
142,333		Precision Castparts Corp	33,023
75,812	*	Quanta Services, Inc	1,535
69,394		Rexel S.A.	924
30,501		Rockwell Automation, Inc	3,130
55,321		Rockwell Collins, Inc	5,106
374

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
36,922		Roper Industries, Inc	$7,007
9,907	*	Rush Enterprises, Inc (Class A)	217
238,948		Sandvik AB	2,083
271,995		Schneider Electric S.A.	15,450
84,000		Shimizu Corp	685
43,110		Skanska AB (B Shares)	836
42,500		SKF AB (B Shares)	686
148,101		Smiths Group plc	2,048
153		Snap-On, Inc	26
22,131		Sulzer AG.	2,080
1,018,600		Sumitomo Corp	10,385
5,435		TAL International Group, Inc	86
29,654		Tennant Co	1,668
8,405	*,e	Titan Machinery, Inc	92
72,400		Toyota Tsusho Corp	1,694
45,231		Travis Perkins plc	1,312
18,214	*	United Rentals, Inc	1,321
7,724	*,e	Veritiv Corp	280
94,226		Vestas Wind Systems AS	6,581
264,752		Vinci S.A.	16,969
898,611		Volvo AB (B Shares)	8,332
260	e	W.W. Grainger, Inc	53
15,766	*	Wabash National Corp	187
70,068		Wartsila Oyj (B Shares)	3,199
121,923		Wolseley plc	6,622
20,710		Woodward Governor Co	1,029
		TOTAL CAPITAL GOODS	541,287

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
2,604		ABM Industries, Inc	74
52,489		Acacia Research (Acacia Technologies)	225
203,949	*	ACCO Brands Corp	1,454
12,234		Administaff, Inc	589
1,518	e	ADT Corp	50
75,021		Aggreko plc	1,010
285,597		Brambles Ltd	2,392
269,660		Capita Group plc	4,798
9,841		CEB, Inc	604
2,394	*	Copart, Inc	91
55,000		Dai Nippon Printing Co Ltd	544
24,020		Deluxe Corp	1,310
68,161		Dun & Bradstreet Corp	7,084
23,123		Equifax, Inc	2,575
5,220		Exponent, Inc	261
2,000		Heidrick & Struggles International, Inc	54
6,421		HNI Corp	232
2,948	*	ICF International, Inc	105
9,308	*	IHS, Inc (Class A)	1,102
19,643		Interface, Inc	376
77,051		Intertek Group plc	3,152
4,335		Kelly Services, Inc (Class A)	70
5,113		Kforce, Inc	129
375

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
30,322		Manpower, Inc	$2,556
11,581	*	Mistras Group, Inc	221
2,100		Mobile Mini, Inc	65
31,281	*	Navigant Consulting, Inc	502
1,000	*	On Assignment, Inc	45
109,843		R.R. Donnelley & Sons Co	1,617
8,726		Resources Connection, Inc	143
160,537		Robert Half International, Inc	7,568
16,303	*	RPX Corp	179
56,100		Secom Co Ltd	3,802
4,679		SGS S.A.	8,893
1,544	*	SP Plus Corp	37
27,563		Tetra Tech, Inc	717
113,000		Toppan Printing Co Ltd	1,041
3,462		Tyco International plc	110
13,021		Viad Corp	368
21,774		Waste Management, Inc	1,162
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	57,307

CONSUMER DURABLES & APPAREL - 1.1%
148,548		Adidas-Salomon AG.	14,418
407,529		Barratt Developments plc	3,755
97,796		Burberry Group plc	1,721
87,628		Callaway Golf Co	825
47,248		Christian Dior S.A.	8,026
9,336		Columbia Sportswear Co	455
1,447		CSS Industries, Inc	41
24,000		Electrolux AB (Series B)	579
21,476	e	Ethan Allen Interiors, Inc	598
23,400		Gildan Activewear, Inc	665
29,168		Hanesbrands, Inc	858
536		Hasbro, Inc	36
102,799	*	Kate Spade & Co	1,827
846,900		Matsushita Electric Industrial Co Ltd	8,585
433,141	e	Mattel, Inc	11,768
36,199	*	Meritage Homes Corp	1,230
362	*	Michael Kors Holdings Ltd	15
10,272	*	Mohawk Industries, Inc	1,945
20,763		Movado Group, Inc	534
607		Newell Rubbermaid, Inc	27
756,504		Nike, Inc (Class B)	47,282
73,900	e	Nikon Corp	990
28,027		Pandora AS	3,534
50,000		Sekisui Chemical Co Ltd	653
98,400		Sekisui House Ltd	1,655
351,100		Sony Corp	8,629
167,544		Taylor Wimpey plc	501
4,442	e	Tupperware Corp	247
50,725	*,e	Under Armour, Inc (Class A)	4,089
19,426	*	Unifi, Inc	547
138,658		VF Corp	8,631
680		Whirlpool Corp	100
376

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
458,500		Yue Yuen Industrial Holdings	$1,553
		TOTAL CONSUMER DURABLES & APPAREL	136,319

CONSUMER SERVICES - 1.5%
140,014		Accor S.A.	6,064
7,799	*	Ascent Media Corp (Series A)	130
1,289		Bob Evans Farms, Inc	50
25,421		Brinker International, Inc	1,219
67,510		Choice Hotels International, Inc	3,403
90,565		Darden Restaurants, Inc	5,764
1,346		DineEquity, Inc	114
13,470		Domino’s Pizza, Inc	1,499
7,832	e	Dunkin Brands Group, Inc	334
5,445		Hilton Worldwide Holdings, Inc	116
189,898		InterContinental Hotels Group plc	7,402
10,177	*	Intrawest Resorts Holdings Inc	80
6,202		Marcus Corp	118
290,043	e	Marriott International, Inc (Class A)	19,444
469,441		McDonald’s Corp	55,460
441,450	*	MGM Resorts International	10,030
52,700		Oriental Land Co Ltd	3,188
18,556	*	Popeyes Louisiana Kitchen, Inc	1,086
35,515		Royal Caribbean Cruises Ltd	3,594
118,640	*	Ruby Tuesday, Inc	654
95,145	*	ServiceMaster Global Holdings, Inc	3,733
29,578		Sonic Corp	956
827,813		Starbucks Corp	49,693
89,029		Starwood Hotels & Resorts Worldwide, Inc	6,168
215,710		TUI AG. (DI)	3,851
93,278		Whitbread plc	6,046
745,304		William Hill plc	4,350
461		Wyndham Worldwide Corp	33
		TOTAL CONSUMER SERVICES	194,579

DIVERSIFIED FINANCIALS - 3.3%
877,251		3i Group plc	6,214
834,893		Aberdeen Asset Management plc	3,558
93,100		AEON Financial Service Co Ltd	2,080
30,126	*	Ally Financial, Inc	562
513,353		American Express Co	35,704
1,494		Ameriprise Financial, Inc	159
909,353		Bank of New York Mellon Corp	37,484
106,899		BlackRock, Inc	36,401
1,071,508		Charles Schwab Corp	35,285
308,966		CME Group, Inc	27,992
1,362		Cohen & Steers, Inc	42
4,349	*,e	Credit Acceptance Corp	931
150,034		Deutsche Boerse AG.	13,188
567,210		Discover Financial Services	30,414
28,426		Eurazeo	1,960
129,434		Exor S.p.A.	5,875
6,214		Factset Research Systems, Inc	1,010
377

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
366,118		Franklin Resources, Inc	$13,480
24,115	*	Green Dot Corp	396
556,395		Hong Kong Exchanges and Clearing Ltd	14,174
103,529		Industrivarden AB	1,771
1,319,590		ING Groep NV	17,854
116,184		IntercontinentalExchange Group, Inc	29,773
502,870		Invesco Ltd	16,836
785,059		Investec plc	5,535
35,326		Investment Technology Group, Inc	601
61,166		Janus Capital Group, Inc	862
58,141		Kinnevik Investment AB (Series B)	1,791
62,663		Legg Mason, Inc	2,458
280,256		London Stock Exchange Group plc	11,339
440,100		Mitsubishi UFJ Lease & Finance Co Ltd	2,265
76,231		NASDAQ OMX Group, Inc	4,434
16,056		Nelnet, Inc (Class A)	539
432,082		Northern Trust Corp	31,149
5,879	*	Pico Holdings, Inc	61
10,635	*	Safeguard Scientifics, Inc	154
111,769		Schroders plc	4,895
421,536		State Street Corp	27,973
208,262		T Rowe Price Group, Inc	14,889
4,056		TD Ameritrade Holding Corp	141
1,664		Voya Financial, Inc	61
19,849		Wendel	2,361
104,555	e	WisdomTree Investments, Inc	1,639
		TOTAL DIVERSIFIED FINANCIALS	446,290

ENERGY - 3.6%
130,267	e	AltaGas Income Trust	2,909
82,098		AMEC plc	518
646	*,e	Antero Resources Corp	14
300,897		Apache Corp	13,381
78,800	e	ARC Resources Ltd	951
17,093	e	Atwood Oceanics, Inc	175
263,749		Baker Hughes, Inc	12,172
1,303,405		BG Group plc	18,894
67,305	*,e	C&J Energy Services Ltd	320
85,409	*	Callon Petroleum Co	712
244,420		Caltex Australia Ltd	6,681
119,907	*	Cameron International Corp	7,578
3,077	e	CARBO Ceramics, Inc	53
724,228		Cenovus Energy, Inc (Toronto)	9,160
245,497	*	Cheniere Energy, Inc	9,145
61,417		Cimarex Energy Co	5,490
92,211	*,e	Clean Energy Fuels Corp	332
417,653		Columbia Pipeline Group, Inc	8,353
30,233	*	Concho Resources, Inc	2,807
273,621		ConocoPhillips	12,775
255,515	*,e	Continental Resources, Inc	5,872
174,955	e	Crescent Point Energy Corp	2,038
7,175		Delek Group Ltd	1,437
378

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
2,500		Delek US Holdings, Inc	$62
478,413		Devon Energy Corp	15,309
465,128		Enbridge, Inc	15,463
520,282		EnCana Corp	2,643
2,011		Energen Corp	82
2,514		Ensco plc	39
442,537		EOG Resources, Inc	31,327
42,633		EQT Corp	2,223
1,694	*	FMC Technologies, Inc	49
322,413		Galp Energia SGPS S.A.	3,762
18,384	*,e	Geospace Technologies Corp	259
16,052		Green Plains Renewable Energy, Inc	368
307,564		Hess Corp	14,911
315,600		Inpex Holdings, Inc	3,077
152,955	e	Keyera Corp	4,450
573,146		Kinder Morgan, Inc	8,551
35,320		Koninklijke Vopak NV	1,521
519,189		Marathon Oil Corp	6,537
457,443		Marathon Petroleum Corp	23,714
21,626	*	Matrix Service Co	444
308,654	*,e	McDermott International, Inc	1,034
141,335	*	MEG Energy Corp	819
421,557		National Oilwell Varco, Inc	14,118
10,984	*	Natural Gas Services Group, Inc	245
174,129		Neste Oil Oyj	5,197
232,452		Noble Energy, Inc	7,655
494,317		Occidental Petroleum Corp	33,421
225,695		OMV AG.	6,406
155,731		Oneok, Inc	3,840
39,397	*,e	PDC Energy, Inc	2,103
234,611		Petrofac Ltd	2,752
414,975		Phillips 66	33,945
136,604		Pioneer Natural Resources Co	17,127
964,308	e	Repsol YPF S.A.	10,616
7,692	*,e	RigNet, Inc	159
894	*,e	SEACOR Holdings, Inc	47
20,773	e	SM Energy Co	408
856,388		Spectra Energy Corp	20,502
780,275		Statoil ASA	10,882
663,637		Suncor Energy, Inc	17,132
88,722		Superior Energy Services	1,195
15,289		Technip S.A.	760
118,436		Tenaris S.A.	1,403
16,079		Tesco Corp	116
9,750		Tesoro Corp	1,027
83,049	*	Tetra Technologies, Inc	625
36,311	*,e	Ultra Petroleum Corp	91
27,062	*,e	Unit Corp	330
166,554		Valero Energy Corp	11,777
495,554	*	Weatherford International Ltd	4,158
91,978		Western Refining, Inc	3,276
1,009	*	Whiting Petroleum Corp	10
379

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
447,571		Williams Cos, Inc	$11,503
249,062		Woodside Petroleum Ltd	5,189
		TOTAL ENERGY	486,426

FOOD & STAPLES RETAILING - 0.9%
179,300		Aeon Co Ltd	2,762
181,633		Carrefour S.A.	5,242
41,075	e	Casino Guichard Perrachon S.A.	1,887
25,015		Colruyt S.A.	1,287
45,206		Delhaize Group	4,400
558,408	e	J Sainsbury plc	2,126
59,300		Jeronimo Martins SGPS S.A.	772
56,260		Koninklijke Ahold NV	1,187
737,103		Kroger Co	30,833
85,087		Loblaw Cos Ltd	4,018
71,151		Metro AG.	2,267
5,869	*,e	Natural Grocers by Vitamin C	119
159,500		Seven & I Holdings Co Ltd	7,303
9,498		Spartan Stores, Inc	205
761,272		Sysco Corp	31,212
3,281,202	*	Tesco plc	7,210
286,178		Wesfarmers Ltd	8,628
180,663		Whole Foods Market, Inc	6,052
530,416	e	WM Morrison Supermarkets plc	1,156
		TOTAL FOOD & STAPLES RETAILING	118,666

FOOD, BEVERAGE & TOBACCO - 2.5%
377,000		Ajinomoto Co, Inc	8,926
112,409		Aryzta AG.	5,687
292,542		Associated British Foods plc	14,395
29,826		Bunge Ltd	2,037
12,243	e	Calavo Growers, Inc	600
225,312		Campbell Soup Co	11,840
511,549		Coca-Cola Amatil Ltd	3,449
2,943		Coca-Cola Enterprises, Inc	145
181,185		Coca-Cola HBC AG.	3,858
133,964		ConAgra Foods, Inc	5,648
19,775	*	Darling International, Inc	208
9,044	*	Diamond Foods, Inc	349
15,387		Dr Pepper Snapple Group, Inc	1,434
14,539		Flowers Foods, Inc	312
5,006		Fresh Del Monte Produce, Inc	195
619,078		General Mills, Inc	35,696
280,404		Groupe Danone	18,948
2,224		Hormel Foods Corp	176
1,489		J.M. Smucker Co	184
323,360		Kellogg Co	23,369
95,476		Kerry Group plc (Class A)	7,900
92,219		Keurig Green Mountain, Inc	8,298
133,000		Kikkoman Corp	4,608
408,465		Kraft Heinz Co	29,720
1,163		Lindt & Spruengli AG.	7,263
380

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
91		Lindt & Spruengli AG. (Registered)	$6,780
990		McCormick & Co, Inc	85
75,316		Mead Johnson Nutrition Co	5,946
1,015,822		Mondelez International, Inc	45,549
36,400		Nissin Food Products Co Ltd	1,931
152,793		Orkla ASA	1,205
645,075		PepsiCo, Inc	64,456
112,900		Suntory Beverage & Food Ltd	4,942
396,114		Tate & Lyle plc	3,489
25,700		Toyo Suisan Kaisha Ltd	896
2,039	*	WhiteWave Foods Co (Class A)	79
79,200		Yakult Honsha Co Ltd	3,876
		TOTAL FOOD, BEVERAGE & TOBACCO	334,479

HEALTH CARE EQUIPMENT & SERVICES - 2.2%
14,105		Abaxis, Inc	785
48,000	*	Acadia Healthcare Co, Inc	2,998
5,828		Aceto Corp	157
43,900		Alfresa Holdings Corp	867
8,037	*	Align Technology, Inc	529
70,322	*	Amedisys, Inc	2,765
233,720		AmerisourceBergen Corp	24,239
27,709	*	AMN Healthcare Services, Inc	860
14,038	*	Amsurg Corp	1,067
4,975		Analogic Corp	411
21,695	*	Angiodynamics, Inc	263
200,981		Anthem, Inc	28,025
14,016	*,e	athenahealth, Inc	2,256
5,674	*	AtriCure, Inc	127
227,343		Becton Dickinson & Co	35,031
38,727	*	Brookdale Senior Living, Inc	715
19,911	*	Capital Senior Living Corp	415
373,176		Cardinal Health, Inc	33,313
141,676	*	Centene Corp	9,324
203,334	*	Cerner Corp	12,235
123,596	*,e	Cerus Corp	781
4,495	e	Chemed Corp	673
202,675		Cigna Corp	29,657
80,658		Coloplast AS	6,512
5,885	e	Computer Programs & Systems, Inc	293
568		Dentsply International, Inc	35
85,994	*	Edwards Lifesciences Corp	6,792
928	*	Envision Healthcare Holdings, Inc	24
117,007		Essilor International S.A.	14,583
41,904	*	ExamWorks Group, Inc	1,115
36,895	*,e	GenMark Diagnostics, Inc	286
6,176	*	Greatbatch, Inc	324
4,374	*	Haemonetics Corp	141
16,556	*	Hanger Orthopedic Group, Inc	272
197,615		Healthscope Ltd	381
5,292	*	HealthStream, Inc	116
4,669	*	Healthways, Inc	60
381

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
941	*	Henry Schein, Inc	$149
10,561	*	HMS Holdings Corp	130
2,900	*	Hologic, Inc	112
133,333		Humana, Inc	23,801
62,766	*	Idexx Laboratories, Inc	4,577
61,900	*	Inverness Medical Innovations, Inc	2,420
1,970	*	Laboratory Corp of America Holdings	244
2,517	e	Landauer, Inc	83
35,057	*	LDR Holding Corp	880
9,040	*	LHC Group, Inc	409
56,692	*	LifePoint Hospitals, Inc	4,161
1,730	*	MedAssets, Inc	54
1,474	*	Medidata Solutions, Inc	73
37,285	*	Merit Medical Systems, Inc	693
38,680	*	Molina Healthcare, Inc	2,326
29,647	*	Natus Medical, Inc	1,425
43,949	*	NxStage Medical, Inc	963
10,655	*	Omnicell, Inc	331
63,605	*	OraSure Technologies, Inc	410
2,718		Owens & Minor, Inc	98
86,208		Patterson Cos, Inc	3,898
9,453	*	Premier, Inc	333
7,075	*	Providence Service Corp	332
22,888		Quality Systems, Inc	369
19,707	*	Quidel Corp	418
126,828		Ramsay Health Care Ltd	6,236
1,152	e	Resmed, Inc	62
236,066		Ryman Healthcare Ltd	1,370
78,658		Select Medical Holdings Corp	937
3,688	*	Sirona Dental Systems, Inc	404
3,035	*	Spectranetics Corp	46
44,483	*	Staar Surgical Co	318
9,158	*	Surgical Care Affiliates, Inc	365
39,900		Suzuken Co Ltd	1,516
95,700		Sysmex Corp	6,139
2,895	*	Triple-S Management Corp (Class B)	69
25,547		Universal American Corp	179
5,481		US Physical Therapy, Inc	294
725	*	Varian Medical Systems, Inc	59
4,541	*	Vascular Solutions, Inc	156
4,049	*	VCA Antech, Inc	223
33,652	*	Vocera Communications, Inc	411
11,103	*	Wright Medical Group NV	269
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	286,169

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
573,053		Colgate-Palmolive Co	38,177
121,560		Estee Lauder Cos (Class A)	10,704
1,552		Henkel KGaA	148
49,724		Henkel KGaA (Preference)	5,549
41,500		Kao Corp	2,132
26,354		Kimberly-Clark Corp	3,355
382

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
63,904		L’Oreal S.A.	$10,749
29,646	*	Medifast, Inc	901
1,021,154		Procter & Gamble Co	81,090
181,363		Reckitt Benckiser Group plc	16,781
14,496		Svenska Cellulosa AB (B Shares)	420
423,636		Unilever NV	18,464
387,405		Unilever plc	16,617
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	205,087

INSURANCE - 3.5%
313,440		ACE Ltd	36,625
295,057		Aegon NV	1,669
510,081		Aflac, Inc	30,554
150,823		Allianz AG.	26,587
1,453,020		AMP Ltd	6,122
10,941		Arthur J. Gallagher & Co	448
79,754		Aspen Insurance Holdings Ltd	3,852
422,667		Assicurazioni Generali S.p.A.	7,721
561,728		Aviva plc	4,264
758,981		AXA S.A.	20,738
30,787		Axis Capital Holdings Ltd	1,731
649,806	*	Berkshire Hathaway, Inc (Class B)	85,800
234,043		Chubb Corp	31,043
177,318		CNP Assurances	2,392
11,746		Employers Holdings, Inc	321
1,447	*	Enstar Group Ltd	217
279,927		Hartford Financial Services Group, Inc	12,166
463,822		Insurance Australia Group Ltd	1,863
1,916		Kemper Corp	71
35,342		Legal & General Group plc	139
322,937		Marsh & McLennan Cos, Inc	17,907
70,037		Muenchener Rueckver AG.	13,954
2,600		NKSJ Holdings, Inc	85
2,830,172		Old Mutual plc	7,445
15,856		PartnerRe Ltd	2,216
233,299		Principal Financial Group	10,494
448,068		Progressive Corp	14,249
376,398		Prudential Financial, Inc	30,643
814,537		Prudential plc	18,351
2,061		QBE Insurance Group Ltd	19
6,942		Reinsurance Group of America, Inc (Class A)	594
12,747		RenaissanceRe Holdings Ltd	1,443
333,784		RSA Insurance Group plc	2,095
998,241		Standard Life plc	5,716
21,338		Stewart Information Services Corp	796
182,121		Swiss Re Ltd	17,787
172,600		T&D Holdings, Inc	2,277
320,708		Travelers Cos, Inc	36,195
63,749		Zurich Financial Services AG.	16,377
		TOTAL INSURANCE	472,966
383

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
MATERIALS - 2.8%
61,387		Agnico-Eagle Mines Ltd	$1,614
34,866	e	Agrium, Inc	3,116
105,399		Air Liquide	11,833
236,880		Air Products & Chemicals, Inc	30,820
23,600		Akzo Nobel NV	1,577
4,437		Aptargroup, Inc	322
61,000		Asahi Kasei Corp	412
116,427		Avery Dennison Corp	7,295
63,073		Ball Corp	4,587
289,007		BASF SE	22,016
366,160		Boliden AB	6,135
45,761		Celanese Corp (Series A)	3,081
63,760	*,e	Century Aluminum Co	282
2,372	*	Clearwater Paper Corp	108
131,361		Commercial Metals Co	1,798
142,103		CRH plc	4,098
5,941		DSM NV	298
37,546		Eastman Chemical Co	2,535
295,761		Ecolab, Inc	33,829
5,690	*	Ferro Corp	63
282,754		Fletcher Building Ltd	1,417
69,111	*,e	Flotek Industries, Inc	791
28,710	e	Franco-Nevada Corp	1,313
3,622		Givaudan S.A.	6,574
65,302		H.B. Fuller Co	2,382
48,214		HeidelbergCement AG.	3,929
109,122		Holcim Ltd	5,464
23,190		Innophos Holdings, Inc	672
9,797		International Flavors & Fragrances, Inc	1,172
200,795		International Paper Co	7,570
24,170	*	Intrepid Potash, Inc	71
278,800		JFE Holdings, Inc	4,378
21,680		Johnson Matthey plc	848
99,970		K&S AG.	2,548
465,441	*	Kinross Gold Corp	844
669,000		Kobe Steel Ltd	727
7,764	*	Kraton Polymers LLC	129
58,000		Kuraray Co Ltd	703
85,837		Linde AG.	12,400
173,029	*	Louisiana-Pacific Corp	3,116
329,993		LyondellBasell Industries AF S.C.A	28,676
38,519		Minerals Technologies, Inc	1,766
1,828,000		Mitsubishi Materials Corp	5,758
120,960		Mitsui Chemicals, Inc	536
1,024		Mondi plc	20
104,804		Mosaic Co	2,892
9,891		Myers Industries, Inc	132
2,220		Neenah Paper, Inc	139
572,509	*	Newcrest Mining Ltd	5,417
479,400		Nippon Steel Corp	9,484
21,200		Nitto Denko Corp	1,548
1,188,005		Norsk Hydro ASA	4,416
384

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
416,543		Nucor Corp	$16,787
11,843		PolyOne Corp	376
343,087		Potash Corp of Saskatchewan	5,876
2,189		PPG Industries, Inc	216
259,544		Praxair, Inc	26,577
1,380		Quaker Chemical Corp	107
8,303		Reliance Steel & Aluminum Co	481
114,526		Royal Gold, Inc	4,177
19,955		Schnitzer Steel Industries, Inc (Class A)	287
19,423		Sealed Air Corp	866
52,038		Sherwin-Williams Co	13,509
101,400		Shin-Etsu Chemical Co Ltd	5,513
240,448		Silver Wheaton Corp	2,989
1,200		Stepan Co	60
74,982	*	Stillwater Mining Co	643
474,729		Stora Enso Oyj (R Shares)	4,293
731,000		Sumitomo Chemical Co Ltd	4,198
642,000		Sumitomo Metal Mining Co Ltd	7,793
686,545	e	Teck Cominco Ltd	2,649
305,000		Toray Industries, Inc	2,834
51,700		Toyo Seikan Kaisha Ltd	959
18,379		Umicore	771
402,900		UPM-Kymmene Oyj	7,480
59,447		Valspar Corp	4,931
4,790		Wausau Paper Corp	49
177,174		WestRock Co	8,083
66,360		Worthington Industries, Inc	2,000
		TOTAL MATERIALS	378,155

MEDIA - 1.7%
53,506	*,e	Charter Communications, Inc	9,797
42,059		Cinemark Holdings, Inc	1,406
103,369	*,e	Clear Channel Outdoor Holdings, Inc (Class A)	578
48,100		Dentsu, Inc	2,632
200,245	*,e	Discovery Communications, Inc (Class A)	5,343
429,386	*	Discovery Communications, Inc (Class C)	10,829
52,293	*,e	DreamWorks Animation SKG, Inc (Class A)	1,348
11,620	*	Entercom Communications Corp (Class A)	130
80,337		Entravision Communications Corp (Class A)	619
18,968	*	Gray Television, Inc	309
526,783		ITV plc	2,145
1,894		JC Decaux S.A.	73
10,069		John Wiley & Sons, Inc (Class A)	453
15,813		Lagardere S.C.A.	472
20,124	*	Liberty Broadband Corp (Class A)	1,039
4,448	*	Liberty Global plc	181
2,960	*	Liberty Global plc (Class A)	125
17,183	*	Media General, Inc	278
177,989		New York Times Co (Class A)	2,389
668,287		Pearson plc	7,224
83,342		ProSiebenSat. Media AG.	4,205
244,919		Reed Elsevier plc	4,319
385

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
1,550		Scholastic Corp	$60
34,566		Scripps Networks Interactive (Class A)	1,908
70,790	e	Shaw Communications, Inc (B Shares)	1,218
60,413		Sinclair Broadcast Group, Inc (Class A)	1,966
332,800	e	Singapore Press Holdings Ltd	922
216,086		Time Warner Cable, Inc	40,103
543,847		Time Warner, Inc	35,171
263,379		Vivendi Universal S.A.	5,657
666,249		Walt Disney Co	70,009
37,566		Wolters Kluwer NV	1,262
694,861		WPP plc	15,983
		TOTAL MEDIA	230,153

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.3%
72,318	*,e	Acadia Pharmaceuticals, Inc	2,578
78,932		Actelion Ltd	10,967
101,334	*,e	Affymetrix, Inc	1,022
372,711		Agilent Technologies, Inc	15,583
101,464	*,e	Akorn, Inc	3,786
158,060	*	Alexion Pharmaceuticals, Inc	30,150
358,605		Amgen, Inc	58,212
1,117,588		Astellas Pharma, Inc	15,910
125,155	*	Biogen Idec, Inc	38,341
52,352	*	BioMarin Pharmaceutical, Inc	5,484
13,123		Bio-Techne Corp	1,181
42,008	*,e	Bluebird Bio, Inc	2,698
813,363		Bristol-Myers Squibb Co	55,951
39,475	*	Cambrex Corp	1,859
382,305	*	Celgene Corp	45,785
5,290	*,e	Cempra, Inc	165
57,720	*	Cepheid, Inc	2,109
203,200		Chugai Pharmaceutical Co Ltd	7,083
119,600	e	Dainippon Sumitomo Pharma Co Ltd	1,409
77,465	*,e	Depomed, Inc	1,404
49,900		Eisai Co Ltd	3,301
15,784	*	Fluidigm Corp	171
11,555	*	Genomic Health, Inc	407
620,886		Gilead Sciences, Inc	62,828
1,416,810		GlaxoSmithKline plc	28,614
4,270	*	Immunogen, Inc	58
121,343	*,e	Immunomedics, Inc	373
20,482	*,e	Inovio Pharmaceuticals, Inc	138
16,163	*	Intra-Cellular Therapies, Inc	869
2,776	*,e	Ionis Pharmaceuticals, Inc	172
932,726		Johnson & Johnson	95,810
8,898	*,e	Kite Pharma, Inc	548
206,000		Kyowa Hakko Kogyo Co Ltd	3,241
47,682		Lonza Group AG.	7,755
387,535	*,e	MannKind Corp	562
1,158,448		Merck & Co, Inc	61,189
117,612		Merck KGaA	11,387
2,322	*	Mettler-Toledo International, Inc	787
386

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
115,217	*,e	MiMedx Group, Inc	$1,080
37,564	*	Momenta Pharmaceuticals, Inc	557
170,288	*,e	Nektar Therapeutics	2,869
534,790		Novartis AG.	46,002
549,562		Novo Nordisk AS	31,819
229,539	*,e	Opko Health, Inc	2,307
87,972	*,e	Orexigen Therapeutics, Inc	151
77,831		Orion Oyj (Class B)	2,693
12,565		PerkinElmer, Inc	673
48,719	*	Prestige Brands Holdings, Inc	2,508
41,556	*	Prothena Corp plc	2,830
99,317	*	Qiagen NV	2,692
1,405	*	Quintiles Transnational Holdings, Inc	96
40,666	*,e	Relypsa, Inc	1,153
34,568	*	Repligen Corp	978
167,261		Roche Holding AG.	46,349
90,249	*,e	Sangamo Biosciences, Inc	824
63,903	*,e	Sarepta Therapeutics, Inc	2,465
19,302	*	Sucampo Pharmaceuticals, Inc (Class A)	334
339,585		Takeda Pharmaceutical Co Ltd	16,932
44,995	*	Tetraphase Pharmaceuticals, Inc	451
273,472		Thermo Electron Corp	38,792
205,578	*	Vertex Pharmaceuticals, Inc	25,868
23,386	*	Waters Corp	3,147
112,104	*	Xenoport, Inc	615
8,246	*,e	Zafgen, Inc	52
427,184		Zoetis Inc	20,471
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	834,595

REAL ESTATE - 2.6%
83,800		Aeon Mall Co Ltd	1,437
13,025	*,e	Altisource Portfolio Solutions S.A.	362
19,852		American Campus Communities, Inc	821
365,432		American Tower Corp	35,429
1,199,598		Annaly Capital Management, Inc	11,252
2,022		AvalonBay Communities, Inc	372
119,509		Boston Properties, Inc	15,242
250,076		British Land Co plc	2,894
2,305,149		CapitaLand Ltd	5,418
3,430,300		CapitaMall Trust	4,655
180,729	*	CBRE Group, Inc	6,250
256,100		City Developments Ltd	1,378
39,077		Coresite Realty	2,216
332,732		Crown Castle International Corp	28,765
414,500		Daiwa House Industry Co Ltd	11,915
207,178		Dexus Property Group	1,124
5,728		Digital Realty Trust, Inc	433
22,121		Douglas Emmett, Inc	690
159,367		Duke Realty Corp	3,350
7,373		Equinix, Inc	2,230
188,574		Equity Residential	15,386
255,532		First Industrial Realty Trust, Inc	5,655
387

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
2,732	*	Forest City Enterprises, Inc (Class A)	$60
5,656		Gecina S.A.	688
376,367		GPT Group (ASE)	1,303
86,130		Hammerson plc	761
529,437		HCP, Inc	20,246
338,849		Host Marriott Corp	5,198
121,000		Hysan Development Co Ltd	494
388		Icade	26
132,400		Iron Mountain, Inc	3,576
291,636		Land Securities Group plc	5,055
149,765		Lend Lease Corp Ltd	1,545
783,402		Liberty International plc	3,660
55,028		Macerich Co	4,440
311,872	e	Macquarie Goodman Group	1,413
24,518		Mid-America Apartment Communities, Inc	2,226
727,767		Mirvac Group	1,042
522,810		Mitsui Fudosan Co Ltd	13,121
82,100		Nomura Real Estate Holdings, Inc	1,523
419,552		Prologis, Inc	18,007
56,247		Ryman Hospitality Properties	2,905
419,971		Segro plc	2,658
149,100		Shoei Co Ltd	1,309
211,063		Simon Property Group, Inc	41,039
1,304,241	e	Stockland Trust Group	3,872
535,500		Swire Pacific Ltd (Class A)	5,982
1,034,000		Swire Properties Ltd	2,973
58,841		Unibail-Rodamco	14,942
97,312		Ventas, Inc	5,491
119,874		Vornado Realty Trust	11,983
218,577		Welltower, Inc	14,870
1,409		Weyerhaeuser Co	42
		TOTAL REAL ESTATE	349,724

RETAILING - 1.8%
30,395	*	1-800-FLOWERS.COM, Inc (Class A)	221
249,956	e	American Eagle Outfitters, Inc	3,874
39,114	*	AutoZone, Inc	29,019
198,967	*	Bed Bath & Beyond, Inc	9,600
133,587		Best Buy Co, Inc	4,068
21,019		Big 5 Sporting Goods Corp	210
6,344	*	Blue Nile, Inc	236
7,961	*,e	Cabela’s, Inc	372
3,824		Canadian Tire Corp Ltd	327
82,643	*	Carmax, Inc	4,460
38,019	e	DSW, Inc (Class A)	907
18,500		Fast Retailing Co Ltd	6,472
36,865		Finish Line, Inc (Class A)	667
25,233	*	Francesca’s Holdings Corp	439
730	e	GameStop Corp (Class A)	20
307,468	e	Gap, Inc	7,594
23,293		GNC Holdings, Inc	723
444,913	*,e	Groupon, Inc	1,366
388

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
8,583		Haverty Furniture Cos, Inc	$184
185,902		Hennes & Mauritz AB (B Shares)	6,613
26,410		HSN, Inc	1,338
513,682		Inditex S.A.	17,647
104,200		Jardine Cycle & Carriage Ltd	2,547
983,061		Kingfisher plc	4,761
6,985		Kirkland’s, Inc	101
232,746		Kohl’s Corp	11,086
11,065	*,e	Lands’ End, Inc	259
5,039,620		Li & Fung Ltd	3,408
1,456	*	LKQ Corp	43
599,108		Lowe’s Companies, Inc	45,556
32,219	*	MarineMax, Inc	594
336,563		Marks & Spencer Group plc	2,241
277,941	*	NetFlix, Inc	31,791
1,281		Next plc	138
67,018	e	Nordstrom, Inc	3,338
31,038		Nutri/System, Inc	672
484,272	*	Office Depot, Inc	2,731
8,683	e	Outerwall, Inc	317
4,565	*	Overstock.com, Inc	56
8,590	e	PetMed Express, Inc	147
35,119	e	Pier 1 Imports, Inc	179
50,268		PPR	8,595
202,259		Ross Stores, Inc	10,884
3,361		Shoe Carnival, Inc	78
48,657	*	Shutterfly, Inc	2,168
471		Signet Jewelers Ltd	58
107,654	*	Sports Direct International plc	915
32,052	e	Stage Stores, Inc	292
564,868		Staples, Inc	5,349
10,684		Stein Mart, Inc	72
17,434		Tiffany & Co	1,330
16,438	*,e	Tile Shop Holdings, Inc	270
968		Tractor Supply Co	83
277	*	Ulta Salon Cosmetics & Fragrance, Inc	51
		TOTAL RETAILING	236,467

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%
1,764		Analog Devices, Inc	98
1,551,826		Applied Materials, Inc	28,973
120,313		ASML Holding NV	10,690
15,582	*	Cirrus Logic, Inc	460
1,976,101		Intel Corp	68,077
22,521		Lam Research Corp	1,789
1,797		Nvidia Corp	59
535,816	*	ON Semiconductor Corp	5,251
130,376		Skyworks Solutions, Inc	10,017
70,690	*,e	SunPower Corp	2,121
40,230		Teradyne, Inc	831
741,679		Texas Instruments, Inc	40,651
96,300		Tokyo Electron Ltd	5,834
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	174,851
389

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
SOFTWARE & SERVICES - 5.2%
416,030		Accenture plc	$43,475
51,181	*	Actua Corp	586
416,918	*	Adobe Systems, Inc	39,165
97,031	*	Alphabet, Inc (Class A)	75,491
98,994	*	Alphabet, Inc (Class C)	75,125
24,648		Amadeus IT Holding S.A.	1,086
1,856	*	Aspen Technology, Inc	70
29,714		Atos Origin S.A.	2,495
191,488	*	Autodesk, Inc	11,667
141,936		Automatic Data Processing, Inc	12,025
126,956		Broadridge Financial Solutions, Inc	6,821
404,991		CA, Inc	11,567
24,502	*	Cadence Design Systems, Inc	510
37,380		Cap Gemini S.A.	3,468
141,379	*	CGI Group, Inc	5,661
10,643	*,e	Cimpress NV	864
287	*	Citrix Systems, Inc	22
561,648	*	Cognizant Technology Solutions Corp (Class A)	33,710
42,872	*	comScore, Inc	1,764
20,058		Convergys Corp	499
29,547	*	DHI Group, Inc	271
55,764	*,e	Ellie Mae, Inc	3,359
2,810	*,e	EnerNOC, Inc	11
5,718		Fair Isaac Corp	539
83,857	*,e	FireEye, Inc	1,739
9,971	*	FleetCor Technologies, Inc	1,425
1,391,000		Fujitsu Ltd	6,943
156,154	*,e	Glu Mobile, Inc	379
75,998	*,e	Infoblox, Inc	1,398
68,487	*	Internap Network Services Corp	438
403,104		International Business Machines Corp	55,475
328,900		Intuit, Inc	31,739
26,371		j2 Global, Inc	2,171
58,827	*	Liquidity Services, Inc	382
19,136	*	Manhattan Associates, Inc	1,266
35,444	*	Marketo, Inc	1,018
524,496		Mastercard, Inc (Class A)	51,065
1,000		MAXIMUS, Inc	56
75,409	*,e	Monster Worldwide, Inc	432
3,035	*,e	NetSuite, Inc	257
19,743	*,e	NeuStar, Inc (Class A)	473
20,400		NTT Data Corp	986
38,014		Open Text Corp	1,823
1,514,138		Oracle Corp	55,311
857		Paychex, Inc	45
7,781	*	Perficient, Inc	133
10,156	*	Progress Software Corp	244
18,092	*	PROS Holdings, Inc	417
7,962	*	Qualys, Inc	264
390

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
7,887	*	Rovi Corp	$131
509,278	*	Salesforce.com, Inc	39,927
321,671		SAP AG.	25,526
215,673	*,e	ServiceSource International LLC	994
5,854	*	SolarWinds, Inc	345
10,025	*	SPS Commerce, Inc	704
14,457	*	Stamps.com, Inc	1,585
874,268		Symantec Corp	18,360
12,936	*	Syntel, Inc	585
4,529	*	Tangoe, Inc	38
20,999	*	Teradata Corp	555
2,255	*	Tyler Technologies, Inc	393
6,527	*	Ultimate Software Group, Inc	1,276
45,368	*	Unisys Corp	501
37,999	*,e	Vasco Data Security International	636
54,595	*	Website Pros, Inc	1,092
2,980	e	Western Union Co	53
61,232	*	Workday, Inc	4,879
1,970,774		Xerox Corp	20,949
902,677	*	Yahoo!, Inc	30,023
		TOTAL SOFTWARE & SERVICES	694,682

TECHNOLOGY HARDWARE & EQUIPMENT - 2.0%
8,103		Adtran, Inc	139
4,234		Belden CDT, Inc	202
2,571	*	Benchmark Electronics, Inc	53
18,011		Black Box Corp	172
24,131	*	Calix Networks, Inc	190
2,272,014		Cisco Systems, Inc	61,697
9,600		Cognex Corp	324
909	*	Coherent, Inc	59
4,145		Comtech Telecommunications Corp	83
524,224		Corning, Inc	9,583
80,260	*	Cray, Inc	2,604
1,318	*	Electronics for Imaging, Inc	62
1,543,365		EMC Corp	39,634
7,100	*	FARO Technologies, Inc	210
1,358		FEI Co	108
103,068	*	Finisar Corp	1,499
8,777	*	Flextronics International Ltd	98
1,139,827		HP, Inc	13,495
199,936		Ingram Micro, Inc (Class A)	6,074
11,659	*	Insight Enterprises, Inc	293
7,090		InterDigital, Inc	348
30,066	*,e	IPG Photonics Corp	2,681
41,052		Jabil Circuit, Inc	956
15,900		Keyence Corp	8,739
243,200		Konica Minolta Holdings, Inc	2,436
250,900		Kyocera Corp	11,652
79,342		Lexmark International, Inc (Class A)	2,575
193,513		Motorola, Inc	13,246
72,900		Murata Manufacturing Co Ltd	10,489
391

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
916,819		NEC Corp	$2,905
21,264	*	Netgear, Inc	891
78,800		Omron Corp	2,628
500	*	OSI Systems, Inc	44
1,774		Plantronics, Inc	84
1,420	*	Plexus Corp	50
34,806	*	QLogic Corp	425
844,574		Qualcomm, Inc	42,216
23,440	*	RealD, Inc	247
611,800	e	Ricoh Co Ltd	6,299
2,500	*	Rofin-Sinar Technologies, Inc	67
109,961		SanDisk Corp	8,356
5,855	*	Scansource, Inc	189
4,835	e	Seagate Technology, Inc	177
55,993	*	Sonus Networks, Inc	399
67,932	*,e	Super Micro Computer, Inc	1,665
1,417		SYNNEX Corp	127
18,000		TDK Corp	1,153
6,229		TE Connectivity Ltd	402
21,664	*	Tech Data Corp	1,438
2,148	*	Trimble Navigation Ltd	46
13,773	*	TTM Technologies, Inc	90
10,708	*	Universal Display Corp	583
132,900		Yokogawa Electric Corp	1,598
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	261,780

TELECOMMUNICATION SERVICES - 1.7%
34,259	*	Boingo Wireless, Inc	227
3,047,023		BT Group plc	21,157
724,928		CenturyTel, Inc	18,239
252,930	*	Cincinnati Bell, Inc	911
2,650	e	Consolidated Communications Holdings, Inc	56
3,261	*	Fairpoint Communications, Inc	52
7,683	*	General Communication, Inc (Class A)	152
11,301		IDT Corp (Class B)	132
106,269	*,e	Iridium Communications, Inc	894
637,232		KDDI Corp	16,549
58,980	*	Level 3 Communications, Inc	3,206
5,214		Lumos Networks Corp	58
413,600		Nippon Telegraph & Telephone Corp	16,460
576,500		NTT DoCoMo, Inc	11,825
115,540		Rogers Communications, Inc (Class B)	3,985
2,865,200		Singapore Telecommunications Ltd	7,387
1,144,273	*,e	Sprint Corp	4,142
22,191		Swisscom AG.	11,104
1,207,698		TeliaSonera AB	5,997
8,858		TELUS Corp	245
1,613,520		Verizon Communications, Inc	74,577
7,918,812		Vodafone Group plc	25,679
240,525	*	Vonage Holdings Corp	1,381
		TOTAL TELECOMMUNICATION SERVICES	224,415
392

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
TRANSPORTATION - 1.8%
258,104		Abertis Infraestructuras S.A. (Continuous)	$4,036
4,741		Allegiant Travel Co	796
4,146		Arkansas Best Corp	89
299,494		Auckland International Airport Ltd	1,175
106,020		Autostrade S.p.A.	2,805
97,236	*	Avis Budget Group, Inc	3,529
338,256		Canadian National Railway Co	18,909
52,000		Central Japan Railway Co	9,232
843,634		CSX Corp	21,892
272,376		Delta Air Lines, Inc	13,807
206,682	*	Deutsche Lufthansa AG.	3,255
474,637		Deutsche Post AG.	13,270
91,100		East Japan Railway Co	8,578
1,948		easyJet plc	50
25,662	*	Echo Global Logistics, Inc	523
5		Expeditors International of Washington, Inc	0	^
1,231	*	Hertz Global Holdings, Inc	17
11,986		Kuehne & Nagel International AG.	1,642
103,000		Mitsui OSK Lines Ltd	260
1,862,486		MTR Corp	9,197
178,614		Norfolk Southern Corp	15,109
109,600		Singapore Airlines Ltd	864
771,381		Southwest Airlines Co	33,216
19,504	*	Spirit Airlines, Inc	777
197,000		Tokyu Corp	1,557
451,697		Union Pacific Corp	35,323
449,579		United Parcel Service, Inc (Class B)	43,263
11,384	*	Wesco Aircraft Holdings, Inc	136
		TOTAL TRANSPORTATION	243,307

UTILITIES - 2.1%
35,914		AGL Energy Ltd	470
13,544		American Water Works Co, Inc	809
16,720	e	Atco Ltd	431
19,285		Canadian Utilities Ltd	445
223,054		Centerpoint Energy, Inc	4,095
861		Chesapeake Utilities Corp	49
1,523,000		CLP Holdings Ltd	12,909
376,114		Consolidated Edison, Inc	24,173
446,209		Duke Energy Corp	31,855
1,883		Edison International	111
1,284,611		Enel Green Power S.p.A	2,611
871,593		Energias de Portugal S.A.	3,141
331,373		Eversource Energy	16,923
4,925,579		Hong Kong & China Gas Ltd	9,640
2,535,166		Iberdrola S.A.	17,972
285,298	*	Meridian Energy Ltd	465
87,865		MGE Energy, Inc	4,077
1,460,618		National Grid plc	20,144
22,560		New Jersey Resources Corp	744
364,808		NextEra Energy, Inc	37,900
393

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
1,420	e	Ormat Technologies, Inc	$52
51,000		Osaka Gas Co Ltd	184
635,479		Pepco Holdings, Inc	16,529
153,366		Piedmont Natural Gas Co, Inc	8,745
35,342		Public Service Enterprise Group, Inc	1,367
586,762		Scottish & Southern Energy plc	13,175
252,764		Sempra Energy	23,762
1,577,190		Snam Rete Gas S.p.A.	8,231
60,731		South Jersey Industries, Inc	1,428
53,351		Suez Environnement S.A.	998
90,839		TECO Energy, Inc	2,421
460,790		Tokyo Gas Co Ltd	2,165
2,695		United Utilities Group plc	37
1,494		Unitil Corp	54
56,043		WEC Energy Group, Inc	2,876
27,296		WGL Holdings, Inc	1,719
110,547		Xcel Energy, Inc	3,970
		TOTAL UTILITIES	276,677
		TOTAL COMMON STOCKS	7,952,827
		(Cost $6,226,009)

PREFERRED STOCKS - 0.1%
BANKS - 0.1%
233,115	*,e	Federal Home Loan Mortgage Corp	793
740,991	*	Federal National Mortgage Association	2,593
14,500	*,e	M&T Bank Corp	15,471
		TOTAL BANKS	18,857
		TOTAL PREFERRED STOCKS	18,857
		(Cost $38,865)

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
964,308	e	Repsol S.A.	481
		TOTAL ENERGY	481
		TOTAL RIGHTS / WARRANTS	481
		(Cost $488)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 5.9%
GOVERNMENT AGENCY DEBT - 2.8%
$35,000,000	w	Federal Home Loan Bank (FHLB)	0.120-0.130%	01/04/16	35,000
20,000,000	w	FHLB	0.170	01/25/16	19,998
23,600,000		FHLB	0.240	01/28/16	23,598
30,000,000		FHLB	0.300	02/08/16	29,993
50,000,000	w	FHLB	0.175	02/23/16	49,983
23,000,000		FHLB	0.276	02/29/16	22,991
50,000,000		FHLB	0.471	03/08/16	49,973
394

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$33,000,000		FHLB	0.280%	03/18/16	$32,979
50,000,000	w	Federal Home Loan Mortgage Corp (FHLMC)	0.160	02/10/16	49,987
34,000,000		FHLMC	0.391	05/04/16	33,952
29,200,000		Federal National Mortgage Association (FNMA)	0.230	04/19/16	29,170
		TOTAL GOVERNMENT AGENCY DEBT			377,624

TREASURY DEBT - 1.0%
10,000,000	w	United States Treasury Bill	0.140	01/07/16	10,000
7,000,000	w	United States Treasury Bill	0.126	01/21/16	7,000
80,000,000		United States Treasury Bill	0.141	03/24/16	79,968
41,000,000		United States Treasury Bill	0.212	04/28/16	40,966
		TOTAL TREASURY DEBT			137,934

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.1%
GOVERNMENT AGENCY DEBT - 1.3%
13,000,000		Federal Home Loan Bank (FHLB)	0.120	01/04/16	13,000
16,000,000		FHLB	0.108	01/20/16	15,999
20,000,000		FHLB	0.130	01/22/16	19,998
20,700,000		FHLB	0.115	02/03/16	20,698
30,000,000		FHLB	0.265	02/23/16	29,988
30,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.140	03/08/16	29,992
10,000,000		Federal National Mortgage Association (FNMA)	0.100	01/14/16	10,000
34,000,000		FNMA	0.130	02/03/16	33,996
		TOTAL GOVERNMENT AGENCY DEBT			173,671

TREASURY DEBT - 0.8%
17,000,000		United States Treasury Bill	0.102	03/03/16	16,997
10,000,000		United States Treasury Bill	0.210	03/31/16	9,995
50,000,000		United States Treasury Bill	0.190	04/21/16	49,971
25,000,000		United States Treasury Bill	0.155	07/21/16	24,978
		TOTAL TREASURY DEBT			101,941

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			275,612

		TOTAL SHORT-TERM INVESTMENTS			791,170
		(Cost $791,178)
		TOTAL INVESTMENTS - 105.0%			14,022,022
		(Cost $12,306,251)
		OTHER ASSETS & LIABILITIES, NET - (5.0)%			(668,070)
		NET ASSETS - 100.0%			$13,353,952

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing
^	Amount represents less than $1,000.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $288,127,000.
395

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/15, the aggregate value of these securities was $695,045,000, or 5.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.
396

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND

MONEY MARKET ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2015

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
SHORT-TERM INVESTMENTS - 100.0%

CERTIFICATE OF DEPOSIT - 2.7%
$30,000,000		Banco Del Estado De Chile	0.260%	01/08/16	$30,000
50,000,000		Banco Del Estado De Chile	0.260	01/12/16	50,000
25,000,000		Banco Del Estado De Chile	0.350	02/17/16	25,000
22,000,000		Banco Del Estado De Chile	0.530	03/11/16	22,000
30,000,000		Banco Del Estado De Chile	0.530	03/14/16	30,000
25,000,000		Banco Del Estado De Chile	0.600	03/21/16	25,000
50,000,000		Toronto-Dominion Bank	0.010	01/04/16	50,000
25,000,000		Toronto-Dominion Bank	0.300	02/12/16	25,000
50,000,000		Toronto-Dominion Bank	0.430	03/07/16	50,000
		TOTAL CERTIFICATE OF DEPOSIT			307,000

COMMERCIAL PAPER - 30.9%
30,000,000		American Honda Finance Corp	0.210	01/07/16	29,999
18,000,000		American Honda Finance Corp	0.200	01/08/16	17,999
30,000,000	y	Apple, Inc	0.160	01/04/16	30,000
41,000,000	y	Apple, Inc	0.150-0.160	01/05/16	40,999
50,000,000	y	Apple, Inc	0.150	01/11/16	49,998
20,000,000	y	Apple, Inc	0.160	01/13/16	19,999
30,000,000	y	Apple, Inc	0.155	01/19/16	29,998
12,000,000	y	Apple, Inc	0.150	01/22/16	11,999
30,000,000	y	Apple, Inc	0.180	01/25/16	29,996
22,285,000	y	Apple, Inc	0.330	02/04/16	22,278
26,700,000	y	Apple, Inc	0.390	02/22/16	26,685
6,875,000	y	Apple, Inc	0.390	02/25/16	6,871
50,000,000	y	Australia & New Zealand Banking Group Ltd	0.285	02/12/16	49,983
18,663,000	y	Australia & New Zealand Banking Group Ltd	0.340	02/19/16	18,654
6,745,000	y	Australia & New Zealand Banking Group Ltd	0.310	02/29/16	6,742
50,000,000	y	Australia & New Zealand Banking Group Ltd	0.290-0.310	03/04/16	49,974
25,000,000	y	Australia & New Zealand Banking Group Ltd	0.570	03/09/16	24,973
30,290,000		Australia & New Zealand Banking Group Ltd	0.640	03/23/16	30,246
19,000,000	y	Bedford Row Funding Corp	0.300	01/25/16	18,996
15,000,000	y	Bedford Row Funding Corp	0.220	01/26/16	14,998
31,000,000	y	Bedford Row Funding Corp	0.300	02/23/16	30,986
9,000,000	y	Bedford Row Funding Corp	0.310	03/04/16	8,995
20,585,000	y	Bedford Row Funding Corp	0.475	03/31/16	20,561
13,000,000	y	Bedford Row Funding Corp	0.670	04/19/16	12,974
5,000,000	y	CAFCO LLC	0.370	02/10/16	4,998
15,000,000	y	CAFCO LLC	0.420	03/03/16	14,989
30,000,000	y	Chevron Corp	0.160	01/08/16	29,999
15,000,000	y	Chevron Corp	0.180	01/13/16	14,999
5,000,000	y	Chevron Corp	0.205	02/03/16	4,999
25,000,000	y	Commonwealth Bank of Australia	0.410	03/02/16	24,983
20,000,000	y	DBS Bank Ltd	0.410	01/04/16	19,999
397

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$10,000,000	y	DBS Bank Ltd	0.430%	01/07/16	$9,999
35,000,000	y	DBS Bank Ltd	0.240-0.280	01/19/16	34,996
12,000,000	y	DBS Bank Ltd	0.325	02/16/16	11,995
20,000,000	y	DBS Bank Ltd	0.310	02/19/16	19,992
20,000,000	y	DBS Bank Ltd	0.660	03/22/16	19,970
19,385,000		Exxon Mobil Corp	0.120	01/08/16	19,384
10,000,000		Exxon Mobil Corp	0.360	01/11/16	9,999
10,725,000		Exxon Mobil Corp	0.370	01/28/16	10,722
15,915,000		Exxon Mobil Corp	0.320	02/02/16	15,910
20,000,000		Exxon Mobil Corp	0.330	02/05/16	19,994
50,000,000		Exxon Mobil Corp	0.410	02/23/16	49,970
21,495,000		Exxon Mobil Corp	0.440	02/25/16	21,481
7,660,000		Exxon Mobil Corp	0.450	02/26/16	7,655
25,000,000	y	Fairway Finance LLC	0.700	04/11/16	24,951
10,000,000	y	Johnson & Johnson	0.300	01/05/16	10,000
25,000,000	y	Johnson & Johnson	0.290	02/08/16	24,992
30,000,000		Korea Development Bank	0.270	01/12/16	29,997
28,900,000		Korea Development Bank	0.260	01/21/16	28,896
25,000,000		Korea Development Bank	0.320	02/11/16	24,991
30,000,000		Korea Development Bank	0.360	02/24/16	29,984
15,000,000		Korea Development Bank	0.540	04/25/16	14,974
40,000,000	y	Liberty Street Funding LLC	0.300	01/27/16	39,991
56,500,000	y	Microsoft Corp	0.180-0.190	01/06/16	56,499
35,000,000	y	Microsoft Corp	0.170	01/20/16	34,997
19,750,000	y	National Australia Bank Ltd	0.230	01/04/16	19,749
40,000,000	y	National Australia Bank Ltd	0.250	01/05/16	39,999
25,000,000	y	National Australia Bank Ltd	0.225	01/08/16	24,999
25,000,000	y	National Australia Bank Ltd	0.235	01/21/16	24,997
25,000,000	y	National Australia Bank Ltd	0.235	02/02/16	24,995
22,645,000	y	National Australia Bank Ltd	0.400	03/01/16	22,630
30,000,000	y	National Australia Bank Ltd	0.430	03/09/16	29,975
5,320,000	y	Nestle Capital Corp	0.305	01/11/16	5,320
30,000,000	y	Nestle Capital Corp	0.335	01/19/16	29,995
10,000,000	y	Nestle Capital Corp	0.315	01/28/16	9,998
28,000,000	y	Nestle Capital Corp	0.250	02/09/16	27,992
50,000,000	y	Nestle Capital Corp	0.260	02/12/16	49,985
20,000,000	y	Nestle Capital Corp	0.220	02/16/16	19,994
3,900,000	y	Nordea Bank AB	0.230	01/08/16	3,900
30,000,000	y	Nordea Bank AB	0.235	01/21/16	29,996
30,000,000	y	Nordea Bank AB	0.225	01/28/16	29,995
30,000,000	y	Nordea Bank AB	0.260	02/04/16	29,993
30,000,000	y	Old Line Funding LLC	0.290	02/08/16	29,991
25,098,000	y	Old Line Funding LLC	0.440-0.600	03/02/16	25,078
30,000,000	y	Old Line Funding LLC	0.510	03/08/16	29,971
30,000,000	y	Old Line Funding LLC	0.610	03/18/16	29,961
20,000,000	y	Old Line Funding LLC	0.800	05/20/16	19,938
10,000,000		PACCAR Financial Corp	0.190	01/12/16	9,999
9,000,000		PACCAR Financial Corp	0.175	01/13/16	8,999
7,000,000		PACCAR Financial Corp	0.190	01/19/16	6,999
9,500,000		PACCAR Financial Corp	0.195	01/20/16	9,499
10,000,000		PACCAR Financial Corp	0.180	01/21/16	9,999
3,650,000		PACCAR Financial Corp	0.220	01/22/16	3,649
5,000,000		PACCAR Financial Corp	0.470	02/16/16	4,997
398

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$23,000,000	y	Private Export Funding Corp	0.430%	02/04/16	$22,991
30,000,000	y	Private Export Funding Corp	0.400	02/22/16	29,983
35,600,000	y	Procter & Gamble Co	0.330	02/18/16	35,584
6,850,000		Province of British Columbia Canada	0.230	01/06/16	6,850
85,459,000		Province of British Columbia Canada	0.160-0.250	01/11/16	85,454
13,315,000		Province of British Columbia Canada	0.200	01/19/16	13,314
12,570,000		Province of British Columbia Canada	0.250	01/20/16	12,568
11,175,000		Province of British Columbia Canada	0.220	01/27/16	11,173
18,751,000		Province of British Columbia Canada	0.230	02/04/16	18,747
25,000,000		Province of British Columbia Canada	0.390	02/05/16	24,991
53,754,000		Province of British Columbia Canada	0.230-0.290	02/09/16	53,739
40,000,000		Province of British Columbia Canada	0.280-0.285	02/18/16	39,985
12,500,000		Province of British Columbia Canada	0.320	02/23/16	12,494
20,000,000		Province of British Columbia Canada	0.330	03/01/16	19,989
10,000,000		Province of British Columbia Canada	0.530	03/11/16	9,990
25,000,000		Province of Ontario Canada	0.190	01/21/16	24,997
30,000,000		Province of Ontario Canada	0.170	01/28/16	29,996
30,000,000		Province of Ontario Canada	0.450	02/19/16	29,982
10,000,000		Province of Ontario Canada	0.460	02/23/16	9,993
25,000,000		Province of Ontario Canada	0.450	02/25/16	24,983
5,000,000		Province of Ontario Canada	0.470	02/29/16	4,996
20,030,000		Province of Ontario Canada	0.370	03/08/16	20,016
48,295,000		Province of Ontario Canada	0.400-0.420	03/14/16	48,255
39,600,000	y	Province of Quebec Canada	0.185	01/05/16	39,599
50,000,000	y	Province of Quebec Canada	0.160	01/07/16	49,999
30,000,000	y	Province of Quebec Canada	0.195-0.200	01/14/16	29,998
10,000,000	y	Province of Quebec Canada	0.195	01/25/16	9,999
20,000,000	y	Province of Quebec Canada	0.240	01/29/16	19,996
30,000,000	y	Province of Quebec Canada	0.430	02/22/16	29,981
25,000,000	y	Province of Quebec Canada	0.430	02/25/16	24,984
30,000,000	y	Province of Quebec Canada	0.460	03/22/16	29,969
25,000,000	y	PSP Capital, Inc	0.220	01/13/16	24,998
30,000,000	y	PSP Capital, Inc	0.240	01/14/16	29,997
24,100,000	y	PSP Capital, Inc	0.230	01/19/16	24,097
21,985,000	y	PSP Capital, Inc	0.260	01/20/16	21,982
14,000,000	y	PSP Capital, Inc	0.230-0.270	01/26/16	13,998
47,500,000	y	PSP Capital, Inc	0.250-0.300	02/01/16	47,489
25,000,000	y	PSP Capital, Inc	0.310-0.345	02/09/16	24,991
10,000,000	y	PSP Capital, Inc	0.500	02/10/16	9,994
5,000,000	y	PSP Capital, Inc	0.330	02/17/16	4,998
12,000,000	y	PSP Capital, Inc	0.340	02/19/16	11,995
25,000,000	y	PSP Capital, Inc	0.350	02/22/16	24,987
15,000,000	y	Roche Holdings, Inc	0.350	01/25/16	14,996
4,865,000	y	Svenska Handelsbanken AB	0.440	02/08/16	4,863
40,000,000	y	Svenska Handelsbanken AB	0.380	02/22/16	39,978
5,670,000	y	Svenska Handelsbanken AB	0.395	03/10/16	5,666
50,000,000	y	Toronto-Dominion Holdings USA, Inc	0.190	01/06/16	49,999
40,000,000	y	Toronto-Dominion Holdings USA, Inc	0.260	02/08/16	39,989
30,000,000		Toyota Motor Credit Corp	0.240	01/26/16	29,995
26,300,000	y	Unilever Capital Corp	0.190	01/05/16	26,299
27,500,000	y	Unilever Capital Corp	0.170	01/11/16	27,499
30,000,000	y	Unilever Capital Corp	0.180	01/19/16	29,997
25,000,000	y	Unilever Capital Corp	0.195	01/25/16	24,997
399

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,000,000	y	Unilever Capital Corp	0.390%	02/16/16	$2,998
24,500,000	y	Unilever Capital Corp	0.440	02/26/16	24,483
20,000,000	y	Unilever Capital Corp	0.430	03/01/16	19,986
20,000,000	y	Unilever Capital Corp	0.470	03/04/16	19,984
7,000,000	y	United Overseas Bank Ltd	0.300	01/20/16	6,999
3,550,000	y	United Overseas Bank Ltd	0.550	02/24/16	3,547
25,650,000	y	Wal-Mart Stores, Inc	0.260	01/28/16	25,645
8,300,000		Washington Gas Light Co	0.400	01/05/16	8,300
6,875,000		Washington Gas Light Co	0.400	01/06/16	6,875
30,500,000		Washington Gas Light Co	0.200-0.400	01/12/16	30,497
20,000,000	y	Westpac Banking Corp	0.370	02/02/16	19,993
50,000,000	y	Westpac Banking Corp	0.380	02/10/16	49,979
20,000,000	y	Westpac Banking Corp	0.790	06/03/16	19,932
		TOTAL COMMERCIAL PAPER			3,504,417

GOVERNMENT AGENCY DEBT - 33.1%
15,000,000		Federal Farm Credit Bank (FFCB)	0.320	02/09/16	14,995
50,000,000		FFCB	0.350	03/07/16	49,968
22,900,000		FFCB	0.460	03/18/16	22,877
2,000,000		FFCB	0.490	04/14/16	1,997
25,400,000		Federal Home Loan Bank (FHLB)	0.100-0.241	01/04/16	25,400
42,740,000		FHLB	0.110-0.240	01/06/16	42,739
7,000,000		FHLB	0.100-0.120	01/07/16	7,000
67,600,000		FHLB	0.090-0.225	01/08/16	67,599
7,100,000		FHLB	0.115	01/11/16	7,100
59,090,000		FHLB	0.110-0.150	01/12/16	59,088
51,549,000		FHLB	0.110-0.129	01/13/16	51,547
13,200,000		FHLB	0.130	01/14/16	13,199
100,100,000		FHLB	0.110-0.210	01/15/16	100,094
25,225,000		FHLB	0.130-0.137	01/19/16	25,223
54,225,000		FHLB	0.120-0.180	01/20/16	54,221
38,500,000		FHLB	0.120-0.155	01/21/16	38,497
153,081,000		FHLB	0.110-0.310	01/22/16	153,067
68,000,000		FHLB	0.150-0.305	01/25/16	67,991
105,695,000		FHLB	0.130-0.170	01/26/16	105,683
95,869,000		FHLB	0.122-0.340	01/27/16	95,858
59,600,000		FHLB	0.165-0.320	01/28/16	59,591
144,000,000		FHLB	0.138-0.140	01/29/16	143,984
15,000,000		FHLB	0.140	02/01/16	14,998
55,815,000		FHLB	0.140-0.375	02/02/16	55,803
130,000,000		FHLB	0.145-0.345	02/03/16	129,976
82,350,000		FHLB	0.195-0.230	02/05/16	82,334
48,248,000		FHLB	0.200-0.270	02/08/16	48,235
58,200,000		FHLB	0.225	02/09/16	58,186
62,255,000		FHLB	0.190-0.335	02/10/16	62,237
10,000,000		FHLB	0.270	02/11/16	9,997
30,000,000		FHLB	0.235	02/12/16	29,992
111,795,000		FHLB	0.280-0.420	02/16/16	111,746
118,261,000		FHLB	0.230-0.368	02/17/16	118,218
16,800,000		FHLB	0.265	02/18/16	16,794
94,595,000		FHLB	0.233-0.390	02/19/16	94,557
25,000,000		FHLB	0.360	02/22/16	24,987
55,000,000		FHLB	0.310-0.430	02/23/16	54,969
400

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$110,650,000	FHLB	0.245-0.350%	02/24/16	$110,605
100,729,000	FHLB	0.240-0.300	02/26/16	100,684
25,000,000	FHLB	0.310	03/01/16	24,987
59,000,000	FHLB	0.300-0.315	03/02/16	58,970
25,000,000	FHLB	0.320	03/03/16	24,986
20,000,000	FHLB	0.360	03/04/16	19,987
40,000,000	FHLB	0.465	03/07/16	39,966
7,875,000	FHLB	0.360	03/08/16	7,870
90,785,000	FHLB	0.320-0.470	03/09/16	90,719
41,500,000	FHLB	0.430-0.440	03/11/16	41,465
47,000,000	FHLB	0.420-0.465	03/16/16	46,959
3,375,000	FHLB	0.190	03/21/16	3,374
57,251,000	FHLB	0.440-0.450	03/23/16	57,193
39,037,000	FHLB	0.400-0.440	03/28/16	38,998
152,000,000	FHLB	0.350-0.460	03/30/16	151,851
900,000	FHLB	0.300	04/12/16	899
10,000,000	FHLB	0.430	04/27/16	9,986
22,215,000	FHLB	0.620-0.670	06/08/16	22,154
4,300,000	FHLB	0.620	06/13/16	4,288
10,000,000	Federal Home Loan Mortgage Corp (FHLMC)	0.170	01/14/16	9,999
26,200,000	FHLMC	0.165	01/20/16	26,198
700,000	FHLMC	0.200	01/21/16	700
30,500,000	FHLMC	0.140-0.170	01/25/16	30,497
25,000,000	FHLMC	0.240	01/26/16	24,996
24,200,000	FHLMC	0.110-0.330	01/27/16	24,196
10,000,000	FHLMC	0.220	01/28/16	9,998
12,000,000	FHLMC	0.180	01/29/16	11,998
1,050,000	FHLMC	0.220	02/09/16	1,050
6,300,000	FHLMC	0.215-0.310	02/10/16	6,298
29,652,000	FHLMC	0.205-0.330	02/17/16	29,643
3,500,000	FHLMC	0.320	02/23/16	3,498
575,000	FHLMC	0.265	03/16/16	575
3,060,000	FHLMC	0.250	03/24/16	3,058
41,623,000	FHLMC	0.415-0.500	04/01/16	41,574
27,790,000	FHLMC	0.270-0.340	04/04/16	27,770
67,725,000	FHLMC	0.440-0.450	04/08/16	67,643
30,000,000	FHLMC	0.450	04/12/16	29,962
15,200,000	FHLMC	0.380	04/14/16	15,183
12,315,000	FHLMC	0.350	04/22/16	12,302
15,000,000	FHLMC	0.420	05/02/16	14,979
25,000,000	FHLMC	0.390	05/04/16	24,966
12,400,000	FHLMC	0.590	10/19/16	12,341
8,520,000	Federal National Mortgage Association (FNMA)	0.160	01/04/16	8,520
3,000,000	FNMA	0.150	01/05/16	3,000
21,343,000	FNMA	0.150-0.250	01/14/16	21,341
2,265,000	FNMA	0.140	01/19/16	2,265
23,000,000	FNMA	0.110	01/20/16	22,999
3,000,000	FNMA	0.300	01/21/16	2,999
9,000,000	FNMA	0.182	01/25/16	8,999
32,800,000	FNMA	0.145-0.360	02/02/16	32,790
10,000,000	FNMA	0.200	02/03/16	9,998
17,413,000	FNMA	0.200-0.300	02/08/16	17,409
5,700,000	FNMA	0.210-0.240	02/10/16	5,699
401

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$11,200,000	FNMA	0.215-0.310%	02/16/16	$11,197
1,025,000	FNMA	0.210	02/17/16	1,025
8,600,000	FNMA	0.225-0.380	02/22/16	8,597
5,108,000	FNMA	0.410	02/25/16	5,105
40,000,000	FNMA	0.340	03/01/16	39,977
15,000,000	FNMA	0.200	03/14/16	14,994
2,304,000	FNMA	0.420	03/16/16	2,302
1,580,000	FNMA	0.250	04/06/16	1,579
20,900,000	FNMA	0.300-0.330	04/13/16	20,880
77,800,000	FNMA	0.340	04/14/16	77,724
9,000,000	FNMA	0.370	04/20/16	8,990
2,695,000	FNMA	0.320	04/27/16	2,692
30,000,000	FNMA	0.520	05/02/16	29,947
28,935,000	FNMA	0.640-0.650	06/08/16	28,853
	TOTAL GOVERNMENT AGENCY DEBT			3,795,993

TREASURY DEBT - 17.9%
80,000,000	United States Treasury Bill	0.050-0.150	01/07/16	79,999
100,000,000	United States Treasury Bill	0.071-0.192	01/14/16	99,996
20,000,000	United States Treasury Bill	0.071	01/21/16	19,999
17,120,000	United States Treasury Bill	0.056-0.095	01/28/16	17,119
62,055,000	United States Treasury Bill	0.112-0.218	02/04/16	62,044
90,000,000	United States Treasury Bill	0.085-0.229	02/11/16	89,984
80,000,000	United States Treasury Bill	0.032-0.184	02/18/16	79,989
74,355,000	United States Treasury Bill	0.163-0.233	02/25/16	74,333
65,000,000	United States Treasury Bill	0.200-0.249	03/03/16	64,975
55,000,000	United States Treasury Bill	0.152-0.257	03/10/16	54,979
22,725,000	United States Treasury Bill	0.147-0.183	03/17/16	22,718
33,740,000	United States Treasury Bill	0.045-0.174	03/24/16	33,732
30,000,000	United States Treasury Bill	0.061-0.204	04/07/16	29,991
25,000,000	United States Treasury Bill	0.073-0.210	04/14/16	24,991
85,000,000	United States Treasury Bill	0.111-0.121	04/21/16	84,970
50,000,000	United States Treasury Bill	0.155-0.200	04/28/16	49,971
34,900,000	United States Treasury Bill	0.311-0.426	05/05/16	34,856
20,000,000	United States Treasury Bill	0.358-0.450	05/19/16	19,969
20,000,000	United States Treasury Bill	0.476	06/02/16	19,959
25,000,000	United States Treasury Bill	0.402-0.404	06/09/16	24,955
1,620,000	United States Treasury Bill	0.204	08/18/16	1,618
100,000,000	United States Treasury Note	0.375	01/15/16	100,007
50,000,000	United States Treasury Note	0.375	01/31/16	50,008
25,000,000	United States Treasury Note	0.375	02/15/16	25,007
120,000,000	United States Treasury Note	0.250	02/29/16	120,010
121,335,000	United States Treasury Note	0.375	03/15/16	121,371
150,000,000	United States Treasury Note	0.375	03/31/16	150,058
150,000,000	United States Treasury Note	0.250	04/15/16	150,022
20,000,000	United States Treasury Note	0.375	04/30/16	20,002
20,000,000	United States Treasury Note	0.250	05/15/16	19,992
64,015,000	United States Treasury Note	0.375	05/31/16	64,042
40,620,000	United States Treasury Note	0.500	06/15/16	40,646
32,215,000	United States Treasury Note	0.500	06/30/16	32,253
99,560,000	United States Treasury Note	0.625	07/15/16	99,709
10,000,000	United States Treasury Note	0.500	07/31/16	10,005
39,470,000	United States Treasury Note	0.625	08/15/16	39,532
402

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$5,280,000		United States Treasury Note	0.500%	08/31/16	$5,287
		TOTAL TREASURY DEBT			2,039,098

VARIABLE RATE SECURITIES - 15.4%
20,000,000	i,y	Bedford Row Funding Corp	0.376	04/01/16	20,001
70,000,000	i	Federal Farm Credit Bank (FFCB)	0.450	01/13/16	70,000
60,100,000	i	FFCB	0.500	02/01/16	60,104
20,000,000	i	FFCB	0.390	03/29/16	19,998
50,000,000	i	FFCB	0.372	04/21/16	49,998
36,000,000	i	FFCB	0.530	06/09/16	36,015
45,000,000	i	FFCB	0.420	06/23/16	44,996
150,000,000	i	FFCB	0.263	08/10/16	149,985
50,000,000	i	FFCB	0.398	08/24/16	49,990
10,000,000	i	FFCB	0.321	10/11/16	10,001
4,700,000	i	FFCB	0.480	12/30/16	4,696
22,000,000	i	FFCB	0.390	01/13/17	22,000
120,000,000	i	FFCB	0.398	01/24/17	119,994
10,275,000	i	FFCB	0.405	01/30/17	10,263
64,000,000	i	FFCB	0.425	02/23/17	63,978
76,000,000	i	FFCB	0.243	03/02/17	76,000
50,000,000	i	FFCB	0.500	03/09/17	49,976
15,200,000	i	FFCB	0.500	04/10/17	15,202
105,000,000	i	FFCB	0.326	06/15/17	104,989
50,000,000	i	FFCB	0.480	06/27/17	49,940
72,000,000	i	FFCB	0.331	07/17/17	71,993
50,000,000	i	FFCB	0.470	08/04/17	49,984
16,500,000	i	Federal Home Loan Bank (FHLB)	0.187	01/30/17	16,495
60,000,000	i	FHLB	0.229	02/17/17	59,974
50,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.397	07/21/16	49,997
9,500,000	i	FHLMC	0.322	01/12/17	9,500
60,000,000	i	FHLMC	0.322	01/13/17	59,994
11,300,000	i	FHLMC	0.407	04/20/17	11,293
30,000,000	i	FHLMC	0.462	04/27/17	29,992
21,497,000	i	Federal National Mortgage Association (FNMA)	0.351	08/15/16	21,501
45,050,000	i	FNMA	0.437	01/26/17	45,057
78,000,000	i	FNMA	0.422	07/20/17	77,913
94,500,000	i	FNMA	0.355	08/16/17	94,484
50,000,000	i	FNMA	0.279	10/05/17	49,987
50,000,000	i	Wells Fargo Bank NA	0.540	03/10/16	50,000
50,000,000	i	Wells Fargo Bank NA	0.570	04/11/16	50,000
		TOTAL VARIABLE RATE SECURITIES			1,776,290

		TOTAL SHORT-TERM INVESTMENTS			11,422,798
		(Cost $11,422,798)
		TOTAL INVESTMENTS - 100.0%			11,422,798
		(Cost $11,422,798)
		OTHER ASSETS & LIABILITIES, NET - 0.0%			1,965
		NET ASSETS - 100.0%			$11,424,763
403

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 12/31/15, the aggregate value of these securities was $2,529,897,000, or 22.1% of net assets.

Cost amounts are in thousands.
404

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Participants of the College Retirement Equities Fund:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of the Stock Account, Global Equities Account, Growth Account, Equity Index Account, Bond Market Account, Inflation-Linked Bond Account, Social Choice Account, and Money Market Account (constituting the College Retirement Equities Fund, hereafter collectively referred to as the “Accounts”) at December 31, 2015, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights and schedules of investments (hereafter collectively referred to as “financial statements”) are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

February 19, 2016

405

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Dated:	February 19, 2016	By:	/s/Robert G. Leary
Robert G. Leary
Principal Executive Officer and
Executive Vice President
(principal executive officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated:	February 19, 2016	By:	/s/Robert G. Leary
Robert G. Leary
Principal Executive Officer and
Executive Vice President
(principal executive officer)

Dated:	February 19, 2016	By:	/s/Virginia M. Wilson
Virginia M. Wilson
Executive Vice President, Chief Financial Officer
and Principal Accounting Officer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer